Registration Nos. 33-36528;

811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 130	☒

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 136	☒

Allianz Funds

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

E. Blake Moore, Jr.

c/o Allianz Global Investors

Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Name and address of agent for service:

Copies to:

William V. Healey, Esq.

c/o Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

David C. Sullivan, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	On November 1, 2007 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

Allianz Funds Prospectus

Domestic Stock Funds

Allianz Funds

November 1, 2007

Share Classes

A, B and C

This Prospectus describes 20 mutual funds offered by Allianz Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and the affiliated and unaffiliated investment management organizations which serve as sub-advisers. As of September 30, 2007, the Adviser and its investment management affiliates managed approximately $[        ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning a page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds	CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more
	CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$1 billion or more
	CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index
	NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	Upper 90% of the Russell 1000 Growth Index
	NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index
	OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more
	OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion
	OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100	Between $1 billion and $10 billion
	RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$3 billion or more
	RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index
	RCM Strategic Growth	Capital appreciation	Equity and equity-related securities and derivatives	40–150	$500 million or more
Blend Stock Funds	NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100–300	All capitalizations
	OCC Core Equity	Long-term capital appreciation	Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the market place	40–55	Greater than $5 billion
	OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion
Value Stock Funds	NFJ All-Cap Value (formerly NACM Flex-Cap Value)	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations
	NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks of companies with potential for capital appreciation	40–60	Greater than $2 billion
	NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

2	Allianz Funds

Summary Information (continued)

Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets
NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion
OCC Value	Long-term growth of capital and income	Undervalued larger capitalization stocks with improving business fundamentals	35–60	Greater than $5 billion

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds

It is possible to lose money on investments in the Funds.    The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Some Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria and Percentage Investment Limitations” for more information about these limitations.

Prospectus	3

CCM Capital Appreciation Fund	Ticker Symbols: PCFAX (Class A) PFCBX (Class B) PFCCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 75–95	Approximate Primary Capitalization Range $1 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $1 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Credit Risk	• Management Risk
• Issuer Risk	• Liquidity Risk	• Turnover Risk
• Equity Securities Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

CCM Capital Appreciation Fund (continued)

Calendar Year Total Returns — Class A
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (3/8/91)(5)
Class A — Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Multi-Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategy.

(3)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(4)

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(5)	The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.45	1.00	[ ]	[ ]	[ ]
Class C	0.45	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.39]% Administrative Fee paid by each class and approximately [        ]% in trustees’, shareholder meeting/proxy and tax expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	5

CCM Focused Growth Fund	Ticker Symbols: AFWAX (Class A) N/A (Class B) AFWCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category Growth Stocks	Fund Focus Common stocks of companies in the Russell 1000 Growth Index Approximate Number of Holdings 35–45	Approximate Primary Capitalization Range $100 million or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

In selecting securities for the Fund’s portfolio, the portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Smaller Company Risk • Credit Risk • Focused Investment Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund’s Class A and C shares were not outstanding during the time periods shown. Performance information in the Average Annual Total Returns table also shows performance of the Institutional Class shares of the Fund and estimated performance of Class A and C shares. Although Class A and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class A and C shares is based on performance of the Fund’s Institutional Class shares, adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees and other expenses paid by Class A and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	Allianz Funds

CCM Focused Growth Fund (continued)

Calendar Year Total Returns — Institutional Class	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%
-27.83%
	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception 8/31/99(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class A	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%
Lipper Multi-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class A and C shares will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

(3)

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 8/31/99. Index comparisons begin on 8/31/99.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	[ ]%	[ ]%	[ ]%
Class C	0.45	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.40]% Administrative Fee paid by each class and [        ]% in trustees’ expenses based on amounts incurred by the Fund during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	7

CCM Mid-Cap Fund	Ticker Symbols: PFMAX (Class A) PFMBX (Class B) PFMCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 75–95	Approximate Primary Capitalization Range Same as the Russell Midcap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $[        ] billion and $[        ] billion as of September 30, 2007).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Smaller Company Risk • Credit Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	Allianz Funds

CCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (8/26/91)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest principally in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.45	1.00	[ ]	[ ]	[ ]
Class C	0.45	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.39]% Administrative Fee paid by each class and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	9

NACM Growth Fund	Ticker Symbols: NGWAX (Class A) NGWBX (Class B) NGWCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 50–80	Approximate Primary Capitalization Range Upper 90% of the Russell 1000 Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in stocks the portfolio managers consider to be growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations within the upper 90% of the Russell 1000 Growth Index ($[    ] billion and greater as of September 30, 2007).

The Fund’s portfolio managers attempt to identify the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions.

When determining whether they believe positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the portfolio managers have assessed an investment opportunity for the presence of a positive catalyst and sustainability, they seek confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	Allianz Funds

NACM Growth Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Class B	[ ]%	[ ]%
Class C	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses(5)
Class A	0.50%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.50	1.00	[ ]	[ ]	[ ]
Class C	0.50	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflect a [0.40]% Administrative Fee paid by each class and [        ]% in trustees’ shareholder meeting/proxy and interest expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(5)

[Total Annual Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	11

NACM Income & Growth Fund	Ticker Symbols: AZNAX (Class A) AZNCX (Class C)

Principal Investments and Strategies	Investment Objective Total return comprised of current income, current gains and capital appreciation Fund Category Blend Stocks	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities Approximate Number of Holdings 100–300	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund's debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund's investments across these asset classes will vary from time to time, based upon the portfolio managers' consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund's portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security's characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund's assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.

Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on all or substantially all of the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the extent of the Fund's use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund's distributions payable to the Fund's shareholders and to reduce overall portfolio risk. See “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by NACM Income & Growth Fund.” The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • High Yield Risk • Equity Securities Risk • Smaller Company Risk	• Convertible Securities Risk • Credit Risk • Derivatives Risk • Focused Investment Risk • Interest Rate Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

12	Allianz Funds

NACM Income & Growth Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses(4)
Class A	0.65%	0.25%	[ ]%	[ ]%
Class C	0.65	1.00	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflect a 0.40% Administrative Fee paid by each class, 0.50% in organizational expenses and 0.01% in trustees’ expenses estimated to be attributable to each class. See “Management of the Fund—Administrative Fees.”

(4)	Total Fund Operating Expenses do not include organizational expenses, all of which were incurred during the Fund’s initial fiscal year.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem shares at the end of each period						Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 1			Year 3
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]

Prospectus	13

NACM Mid-Cap Growth Fund	Ticker Symbols: ANMAX (Class A) ANMGX (Class C)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $[        ] billion and $[        ] billion as of May 31, 2007).

The portfolio managers use a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively managed stock selection process. The process begins with NACM’s quantitative research model, which estimates a rate of return for stocks in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on July 27, 2007, when the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The Fund did not offer shares corresponding to the Fund’s Class A or Class C shares during the periods shown. Performance information in the Average Annual Total Returns table also shows performance of Institutional Class, Class A and Class C shares of the Fund. The Fund’s Institutional Class performance is based on historic performance of the NACM Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the actual advisory fees, administrative fees and other net expenses of the Fund’s Institutional Class shares. The Class A and Class C performance is also based on the NACM Fund’s historical Class I performance, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees, advisory fees and other expenses paid by the Fund’s Class A and Class C shares. Although Institutional Class and Class A and Class C shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class and NACM Fund performance because of the lower expenses and no sales charges paid by Institutional Class shares and shares of the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	Allianz Funds

NACM Mid-Cap Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/07–9/30/07	[ ]%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1/1/06–3/31/06)	9.35%

	Lowest (4/1/06–6/30/06)	-5.47%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (2/27/04)(4)
Institutional Class —Before Taxes(1)	13.09%	12.77%
Institutional Class — After Taxes on Distributions(1)	11.83%	11.88%
Institutional Class —After Taxes on Distributions and Sale of Fund Shares(1)	8.96%	10.59%
Class A	6.45%	10.12%
Class C	10.81%	11.51%
Russell Midcap Growth Index(2)	10.64%	11.55%
Lipper Mid-Cap Growth Funds Average(3)	8.54%	9.53%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class A and Class C shares will vary.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The NACM Fund began operations on 2/27/04. Index comparisons begin on 2/29/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses
Class A	0.65%	0.25%	0.91%	1.81%	(0.51)%	1.30%
Class C	0.65	1.00	0.91	2.56	(0.51)	2.05

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending June 30, 2008, reflect a 0.40% Administrative Fee paid by each class, 0.50% in organizational expenses and 0.01% in trustees’ expenses estimated to be attributable to each class. See “Management of the Fund—Administrative Fees.”

(4)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.30% for Class A shares and 2.05% for Class C shares during the Fund’s initial fiscal year ending June 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$675	$942	$1,229	$2,042	$675	$942	$1,229	$2,042
Class C	308	646	1,108	2,390	208	646	1,108	2,390

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	15

NFJ All-Cap Value Fund	Ticker Symbols: PNFAX (Class A) PNFBX (Class B) PNFCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued common stocks in a broad range of capitalizations	Approximate Primary Capitalization Range All capitalizations
	Fund Category Value Stocks	Approximate Number of Holdings 35–50	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz NACM Flex-Cap Value Fund,” and was previously sub-advised by Nicholas-Applegate Capital Management LLC using different investment strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund changed its sub-adviser, investment objective, and principal investment strategies on April 2, 2007; the performance results shown below would not necessarily have been achieved had the Fund’s current sub-adviser, investment objective and principal investment strategies been in place for the periods shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	Allianz Funds

NFJ All-Cap Value Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Class B	[ ]%	[ ]%
Class C	[ ]%	[ ]%
Russell 3000 Value Index(2)	[ ]%	[ ]%
Lipper Multi-Cap Value Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell 3000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 and Russell 2000 Indexes considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisitions (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses(5)
Class A	0.65%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.65	1.00	[ ]	[ ]	[ ]
Class C	0.65	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflect a [0.40]% Administrative Fee paid by each class and [    ]% in trustees’ shareholder meeting/proxy and tax expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(5)

[Total Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	17

NFJ Dividend Value Fund	Ticker Symbols: PNEAX (Class A) PNEBX (Class B) PNECX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Income producing common stocks with potential for capital appreciation Approximate Number of Holdings 40–60	Approximate Primary Capitalization Range Greater than $2 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that pay or are expected to pay dividends. The Fund will invest a significant portion of its assets in common stocks of companies with market capitalizations greater than $2 billion. The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the stocks selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “How to Buy and Sell Shares—Disclosure Relating to the NFJ Dividend Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart (including the information to its right) shows performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of the Fund’s Class A, B and C shares (10/31/01), performance information shown in the bar chart and Average Annual Total Returns table shows performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	Allianz Funds

NFJ Dividend Value Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception (5/8/00)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index(2)	[ ]%	[ ]%	[ ]%
Lipper Equity Income Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds’ gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.

(4)	The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.45	1.00	[ ]	[ ]	[ ]
Class C	0.45	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.37]% Administrative Fee paid by Class A shares and a [0.38]% Administrative Fee paid by each of Class B and Class C shares and approximately [        ]%, [        ]% and [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by each of Class A, Class B and Class C shares, respectively, each during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	19

NFJ Large-Cap Value Fund	Ticker Symbols: PNBAX (Class A) PNBBX (Class B) PNBCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued larger capitalization common stocks Approximate Number of Holdings 40–60

Approximate Primary Capitalization Range

Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

Dividend Frequency

Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $[        ] billion as of September 30, 2007). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” in the Prospectus for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart (including the information to its right) shows performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (7/19/02), performance information shown in the bar chart and the tables for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	Allianz Funds

NFJ Large-Cap Value Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest (4/1/03–6/30/03)	[ ]%

	Lowest (7/1/02–9/30/02)	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Since Inception (5/8/00)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%
Russell Top 200 Value Index(2)	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell Top 200 Value Index is an unmanaged index that measures the performance of companies in the Russell Top 200 Index with a less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of their dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted against the size of the funds.

(4)	The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares” in the Prospectus.

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.45	1.00	[ ]	[ ]	[ ]
Class C	0.45	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.40]% Administrative Fee paid by each class and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	21

NFJ Mid-Cap Value Fund	Ticker Symbols: ANVAX (Class A) N/A (Class B) ANVCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued medium market capitalization stocks Approximate Number of Holdings 35–50	Approximate Primary Capitalization Range Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $[        ] billion and $[        ] billion as of September 30, 2007). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities. North American companies include, but are not limited to, companies headquarters in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including, without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

22	Allianz Funds

NFJ Mid-Cap Value Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares--Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.60%	0.25%	[ ]%	[ ]%	[ ]%
Class C	0.60	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.40]%. Administrative Fee paid by each class and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Fund--Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below, which are based on estimated amounts for the Fund’s initial fiscal year, are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	23

NFJ Small-Cap Value Fund	Ticker Symbols: PCVAX (Class A) PCVBX (Class B) PCVCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small capitalization common stocks Approximate Number of Holdings 100–150	Approximate Primary Capitalization Range Between $100 million and $3.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “How to Buy and Sell Shares—Disclosure Relating to the NFJ Small-Cap Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	Allianz Funds

NFJ Small-Cap Value Fund (continued)

Calendar Year Total Returns — Class A
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (10/1/91)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Small-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)

The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) that are less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.

(4)	The Fund began operations on 10/1/91. Index comparisons begin on 9/30/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees(3)	Other Expenses(4)	Acquired Fund Fees and Expenses(5)	Total Annual Fund Operating Expenses
Class A	[0.60]%	0.25%	[ ] %	[ ] %	[ ] %
Class B	[0.60]	1.00	[ ]	[ ]	[ ]
Class C	[0.60]	1.00	[ ]	[ ]	[ ]
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(3)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(4)

Other Expenses reflects a [0.38]%, [0.38]% and [0.37]% Administrative Fee paid by Class A, Class B and Class C shares, respectively, and approximately [        ]% , [        ]% and [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by Class A, Class B and Class C shares, respectively, during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(5)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	25

OCC Core Equity Fund	Ticker Symbols: AOCAX (Class A) N/A (Class B) AOCCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the market place Approximate Number of Holdings 40-55	Approximate Primary Capitalization Range Greater than $5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S. issuers with market capitalizations greater than $5 billion that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks. The Fund may invest in other equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The portfolio manager selects stocks for the Fund using a “fundamental” approach to investing. The portfolio manager searches for securities of companies believed to be undervalued in the marketplace in relation to factors such as a company’s assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process includes the following techniques:

•

A “bottom up” analytical approach, focusing on the performance of individual issuers before considering overall economic or industry trends, evaluating each issuer’s characteristics, financial results and management.

•

A search for securities of established companies believed to be undervalued and to have a high return on capital, strong management committed to shareholder value and strong competitive positions within their industries.

•

Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager’s initial expectations about the security and might result in a decision to sell the security.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart (including the information to its right) shows performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26	Allianz Funds

OCC Core Equity Fund (continued)

Calendar Year Total Returns — Class A
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception ([ / / ])(3)
Class A — Before Taxes(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Class B	[ ]%	[ ]%
Class C	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%
Lipper [ ] Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)	The Lipper [ ] Average is [ ].
(4)	The Fund began operations on [ / / ]. Index comparisons begin on [ / / ].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days of acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses(5)
Class A	0.45%	0.25%	[ ]%	[ ]%	[ ]%
Class C	0.45	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charge permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects [0.39]% and [0.40]% Administrative Fee paid by Class A and Class C shares, respectively, and approximately [        ]% and [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by Class A and Class C shares, respectively, during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(5)

[Total Annual Fund Operating Expenses do not reflect [        ]% and [        ]% in Class A and Class C expenses, respectively, reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Class C	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Prospectus	27

OCC Equity Premium Strategy Fund	Ticker Symbols: PGRAX (Class A) PGRBX (Class B) PGNCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and current income Fund Category Blend Stocks	Fund Focus Large capitalization common stocks; written call options Approximate Number of Holdings 40–80	Approximate Primary Capitalization Range Greater than $5 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities. In addition, the Fund will normally invest at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs) (the “Option Strategy”). The value of the securities underlying the options written by the Fund ordinarily ranges from between 50% to 90% of the Fund’s net asset value. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to shareholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques—Call Option Strategy Employed by OCC Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. For the periods prior to the inception of the Fund’s Class A shares (7/31/00), performance information shown in the bar chart shows performance of the Fund’s Institutional Class shares. Unlike the bar chart, performance for Class A, B, and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For the periods prior to the inception of the Fund’s Class A, B and C Shares (7/31/00), performance information shown in the Average Annual Total Returns table shows performance of the Fund’s Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. At various times prior to November 1, 2005, the Fund had a different investment objective, different investment policies and employed a different sub-adviser; the performance results shown would not necessarily have been achieved had the Fund’s current objective and policies then been in effect. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

28	Allianz Funds

OCC Equity Premium Strategy Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/28/94)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Core Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.60%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.60	1.00	[ ]	[ ]	[ ]
Class C	0.60	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.40]% Administrative Fee paid by each class and approximately [        ]%, [        ]% and [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by each of Class A, Class B and Class C shares respectively, each incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	29

OCC Growth Fund	Ticker Symbols: PGWAX (Class A) PGFBX (Class B) PGWCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration	Fund Focus Larger capitalization common stocks	Approximate Primary Capitalization Range $5 billion or more
	Fund Category Growth Stocks	Approximate Number of Holdings 40–60	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a stock if the portfolio manager believes that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• REIT Risk
• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class A and B shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and B performance would differ from Class C performance because of the different expenses paid by Class A and B shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A shares (10/26/90) and Class B shares (5/23/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund’s Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

30	Allianz Funds

OCC Growth Fund (continued)

Calendar Year Total Returns — Class C Calendar Year End (through 12/31)	More Recent Return Information

	1/1/07–9/30/07	[ ]%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (2/24/84)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.50%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.50	1.00	[ ]	[ ]	[ ]
Class C	0.50	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.40]% Administrative Fee paid by each class and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	31

OCC Opportunity Fund	Ticker Symbols: POPAX (Class A) POOBX (Class B) POPCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income	Fund Focus Smaller capitalization common stocks	Approximate Primary Capitalization Range Less than $2 billion
	Fund Category Growth Stocks	Approximate Number of Holdings 70–110	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio manager’s investment process focuses on bottom-up, fundamental analysis. The portfolio manager considers “growth” companies to be companies that he believes to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio manager will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a stock when an alternative investment opportunity is deemed more attractive. The portfolio manager seeks to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class A and B shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and B performance would differ from Class C performance because of the different expenses paid by Class A and B shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A (12/17/90) and Class B shares (4/1/99), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund’s Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

32	Allianz Funds

OCC Opportunity Fund (continued)

Calendar Year Total Returns — Class C Calendar Year End (through 12/31)	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (2/24/84)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Small-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.

(4)	The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.65%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.65	1.00	[ ]	[ ]	[ ]
Class C	0.65	1.00	[ ]	[ ]	[ ]

(1)   Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)   Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)   Other Expenses reflects a [0.40]% Administrative Fee paid by each class and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)   Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	33

OCC Target Fund	Ticker Symbols: PTAAX (Class A) PTABX (Class B) PTACX (Class C)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings Up to 100	Approximate Primary Capitalization Range Between $1 billion and $10 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in equity securities of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select stocks for the Fund using a “growth” style. The portfolio managers consider “growth” companies to be companies that they believe have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund will consider selling a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The Fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs) and in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund’s Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

34	Allianz Funds

OCC Target Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/17/92)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. Companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.

(4)	The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.55%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.55	1.00	[ ]	[ ]	[ ]
Class C	0.55	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.39]% Administrative Fee paid by each class and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	35

OCC Value Fund	Ticker Symbols: PDLAX (Class A) PDLBX (Class B) PDLCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued larger capitalization stocks with improving business fundamentals	Approximate Primary Capitalization Range Greater than $5 billion
	Fund Category Value Stocks	Approximate Number of Holdings 35–60	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations greater than $5 billion and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund may invest a portion of its assets in common stocks that the portfolio manager expects will generate income.

The portfolio manager selects stocks for the Fund using a “value” style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals, such as strength of management and the company’s competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Prior to February 11, 2005, the Fund had different sub-advisers and may not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

36	Allianz Funds

OCC Value Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year		5 Years		10 Years		Fund Inception (12/30/91)(4)
Class A — Before Taxes(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class A — After Taxes on Distributions(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Russell 1000 Value Index(2)	[ ]%		[ ]%		[ ]%		[ ]%
Lipper Large-Cap Value Funds Average(3)	[ ]%		[ ]%		[ ]%		[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.45	1.00	[ ]	[ ]	[ ]
Class C	0.45	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.39]%, [0.40]% and [0.39]% Administrative Fee paid by Class A, Class B and Class C shares, respectively, and approximately [        ]%, [        ]% and [        ]% in interest, trustees and shareholder meeting/proxy expenses incurred by Class A, Class B and Class C shares respectively, during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	37

RCM Large-Cap Growth Fund	Ticker Symbols: RALGX (Class A) RBLGX (Class B) RCLGX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Large capitalization equity securities	Approximate Primary Capitalization Range $3 billion or more
	Fund Category Growth Stocks	Approximate Number of Holdings 45–85	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $3 billion. The Fund may also invest 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earning through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Emerging Markets Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk
• Currency Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (2/5/02), performance information shown in the bar chart and the Average Annual Total Return table for those classes is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

38	Allianz Funds

RCM Large-Cap Growth Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund inception (12/31/96)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution And/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.45	1.00	[ ]	[ ]	[ ]
Class C	0.45	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.40]% Administrative Fee paid by each class and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	39

RCM Mid-Cap Fund	Ticker Symbols: RMDAX (Class A) RMDBX (Class B) RMDCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Small to medium capitalization equity securities	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index
	Fund Category Growth Stocks	Approximate Number of Holdings 85–125	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing 80% of its net assets (plus borrowings made for investment purposes) in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $1.5 billion and $22.4 billion as of June 30, 2007). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in emerging markets countries). The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors, and may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (2/5/02), performance information shown in the bar chart and the Average Annual Total Returns table for those classes is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

40	Allianz Funds

RCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund inception (11/6/79)(5)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index. The Russell Midcap Index replaced the Russell Midcap Growth Index as the Fund’s primary comparative index because the Adviser believes the Russell Midcap Index is more representative of the Fund’s investment strategies.

(3)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.

(4)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(5)	The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution And/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.47%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.47	1.00	[ ]	[ ]	[ ]
Class C	0.47	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.40]% Administrative Fee paid by each class and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	Year 1		Year 3		Year 5		Year 10		Year 1		Year 3		Year 5		Year 10
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Prospectus	41

RCM Strategic Growth Fund	Ticker Symbols: ARCAX (Class A) N/A (Class B) ARCCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation	Fund Focus Equity and equity-related securities and derivatives	Approximate Primary Capitalization Range $500 million or more
	Fund Category Growth Stocks	Approximate Number of Holdings 40-150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related securities of companies with market capitalizations of at least $500 million. As discussed below, the Fund expects to engage in derivative transactions, which may have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used.

The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging markets countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in potential high-growth areas such as technology or health care. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers attempt to exploit what they view as mispricing of the long-term growth prospects of companies by investing in stocks and employing derivatives strategies to maximize growth opportunities identified by the sub-adviser’s research analysts. The portfolio managers may also seek to exploit what they view as shorter-term market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and service and/or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In particular, the Fund intends to purchase call options on securities whose prices the portfolio managers believe will increase, and purchase and sell combinations of put and call options in an attempt to take advantage of stock price movements. The Fund may also employ additional strategies involving call and put options, futures and forward contracts, short sales, swap agreements and other derivative instruments with respect to securities, indices and other assets.

The Fund’s use of derivative instruments will often give rise to forms of leverage, which could have the effect of magnifying the Fund’s gains and losses. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio. Leveraging is a speculative technique and there are special risks involved. To the extent that the Fund uses or incurs leverage, an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

42	Allianz Funds

RCM Strategic Growth Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Share Class	Advisory Fees	Distribution And/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	1.00%	0.25%	[ ]%	[ ]%	[ ]%
Class C	1.00	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.38]% and [0.40]% Administrative Fee paid by Class A and Class C shares, respectively, and approximately [        ]% and [        ]% in trustees’, shareholder meeting/proxy and interest expenses incurred by Class A and Class C shares, respectively, during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Class C	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Prospectus	43

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Convertible Securities Risk

The Funds may invest in convertible securities. Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of the conversion feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease as the value of the underlying stock decreases. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, the Funds may be forced to convert a security before it would otherwise choose, which may decrease the Funds’ return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). See “Characteristics and Risks of Securities and Investment Techniques—Convertible Securities” below. Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.

Credit Risk

All of the Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Option Strategy employed by the OCC Equity Premium Strategy Fund, the Option Strategy employed by the NACM Income & Growth Fund, and the derivatives strategies employed by the RCM Strategic Growth Fund, together with certain related risks, are further described under “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by OCC Equity Premium Strategy Fund,” “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by NACM Income & Growth Fund” and “Characteristics and Risks of Securities and Investment Techniques—Derivatives Strategies Employed by RCM Strategic Growth Fund,” respectively, in this Prospectus. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain

44	Allianz Funds

but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities , that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly

Prospectus	45

vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

The Funds may from time to time invest a substantial portion of their assets in these and other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

High Yield Risk

The Fund will invest in high yield securities. A fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

IPO Risk

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

46	Allianz Funds

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. However, if non-U.S. securities present attractive investment opportunities, any one of these Funds may increase their percentage of assets in non-U.S. securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities.

REIT Risk

To the extent that a Fund invests in real estate investment trusts (“REITs”), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds

In addition to the risks described above, certain of the Funds are newly formed and therefore have limited or no history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Prospectus	47

Management of the Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Advisory Fees

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
NFJ Large-Cap Value, CCM Capital Appreciation, CCM Focused Growth, NFJ Dividend Value, CCM Mid-Cap, RCM Large-Cap Growth, OCC Core Equity and OCC Value Funds	0.45%
RCM Mid-Cap Fund	0.47%
NACM Growth and OCC Growth Funds	0.50%
OCC Target Fund	0.55%
OCC Equity Premium Strategy, NFJ Mid-Cap Value and NFJ Small-Cap Value* Funds	0.60%
NFJ All-Cap Value, NACM Income & Growth and NACM Mid-Cap Growth Funds	0.65%
OCC Opportunity Fund	[0.65 ]%
RCM Strategic Growth Fund	1.00%

*	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” effective January 1, 2007, the Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund (except for the NACM Income & Growth and the NACM Mid-Cap Growth Funds, which were recently organized) and the portfolio management agreements (except for the NFJ All-Cap Value Fund) between Allianz Global Fund Management and each respective Sub-Adviser is available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2006. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and the NACM Income & Growth Fund and the portfolio management agreement between Allianz Global Fund Management and Nicholas-Applegate Capital Management LLC with respect to the NACM Income & Growth Fund is available in the Funds’ annual report to shareholders for the fiscal year ended June 30, 2007. A discussion regarding the basis for the initial approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the NACM Mid-Cap Growth Fund and the portfolio management agreement between Allianz Global Fund Management and Nicholas-Applegate Capital Management LLC with respect to the NACM Mid-Cap Growth Fund will be available in the semi-annual report to shareholders for the six-month period ending December 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the portfolio management agreement between Allianz Global Fund Management and NFJ Investment Group L.P. with respect to NFJ All-Cap Value Fund is available in the Fund’s annual reports to shareholders for the fiscal year ended June 30, 2007.

48	Allianz Funds

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to those classes of shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small Funds, but the excess of the fee over costs generally increases as Funds grow in asset size. The Funds do bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

Class A, B and C shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares):

Fund	Administrative Fees
All Funds	0.40%

The Administrative Fee rate for each Fund (except the OCC Value and NFJ Small-Cap Value Funds) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. Also, the Administrative Fee rate for the OCC Value and NFJ Small-Cap Value Funds is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Prospectus	49

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages.

Sub-Adviser*	Fund(s)
Cadence Capital Management LLC (“Cadence”)	CCM Capital Appreciation, CCM Focused Growth and CCM Mid-Cap Funds (the “CCM Funds”)
265 Franklin Street 11th Floor Boston, MA 02110
RCM Capital Management LLC (“RCM”) 4 Embarcadero Center San Francisco, CA 94111	RCM Large-Cap Growth, RCM Mid-Cap and RCM Strategic Growth (the “RCM Funds”)
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”)	NACM Growth, NACM Income & Growth and NACM Mid-Cap Growth Funds (the “NACM Funds”)
600 West Broadway San Diego, CA 92101
NFJ Investment Group L.P. (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ All-Cap Value, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and NFJ Small-Cap Value Funds (the “NFJ Funds”)
Oppenheimer Capital LLC (“Oppenheimer Capital”) 1345 Avenue of the Americas, 49th Floor New York, NY 10105-4800	OCC Core Equity, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target and OCC Value Funds (the “OCC Funds”)

*	Each of the Sub-Advisers (except Cadence) is affiliated with the Adviser.

The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

Cadence

Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2007, of approximately $[        ] billion.

The following individuals at Cadence share primary responsibility for managing each of the noted Funds.

Fund	Portfolio Managers	Since	Recent Professional Experience
CCM Capital Appreciation Fund	William B. Bannick	1992	Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1992.

	Robert L. Fitzpatrick	2004	Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick has been a member of the investment team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1999.

	Michael J. Skillman	2006	Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994 and is a member of the investment team that manages the Allianz Funds sub-advised by Cadence.

CCM Focused Growth Fund	William B. Bannick	1999*	See above.

	Robert L. Fitzpatrick	2004	See above.

	Michael J. Skillman	2006	See above.

CCM Mid-Cap Fund	Messrs. Bannick, Fitzpatrick and Skillman	Same as Capital Appreciation Fund	See above.

*	Since inception of the Fund.

Cadence is majority-owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. In connection with the

50	Allianz Funds

transaction in which Cadence was purchased by its management and its co-investors, Allianz and its affiliates may be obligated to make payments (“Termination Payments”) to Cadence if Cadence is terminated as sub-adviser to any Fund before September 2010. Because of these payments, the Adviser may have an economic disincentive to terminate or recommend the termination of Cadence as sub-adviser to the Funds noted above, even when it would be in a Fund’s best interests to do so. However, the Adviser has a fiduciary duty to act in each Fund’s best interests regardless of any Termination Payment that may result. In addition, under the sub-advisory agreement with Cadence, the Board of Trustees has the ability to terminate or not renew the sub-advisory agreement with Cadence without the consent or approval of the Adviser, and a majority of the Board is comprised of disinterested Trustees who have no economic interest in Cadence, the Adviser or the Termination Payments.

In addition, in connection with a “Call Agreement” entered into in connection with the sale of Cadence, there is a significant chance that, before September 2010, it will be proposed that the Funds for which Cadence serves as sub-adviser be reorganized into funds that are not part of the Allianz Funds family. This could result in, among other things, the shareholders of those Funds being unable to exchange on a load-free basis into other Allianz Funds or PIMCO Funds, different (and possibly reduced) shareholder services and different fees and expenses. The Trustees have indicated that they will evaluate these and other relevant factors before determining whether to approve any such transaction.

RCM

Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2007, RCM had approximately $[        ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The following individuals at RCM share primary responsibility for the noted Funds.

Fund	Managers	Since	Recent Professional Experience
RCM Large Cap Growth Fund	Raphael L. Edelman (Lead)	2004	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Joanne L. Howard, CFA	2005	Managing Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. She also previously served as the firm’s Private Client Group CIO from 1996 to 2002, where she continues to serve as a Senior Portfolio Manager. Prior to joining RCM in 1992, she spent 17 years with Scudder, Stevens & Clark as Managing Director and Senior Portfolio Manager of the Quality Growth team.

	Peter A. Goetz, CFA	2005	Director and Portfolio Manager on the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.

RCM Mid-Cap Fund	Louise M. Laufersweiler, CFA (Lead)	2005	Director, Chief Investment Officer for Midcap, and Senior Portfolio Manager for both small and mid-cap strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity strategies and is Deputy CIO for US Small Cap. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist in San Francisco.

	Steven Klopukh, CFA	2005	Vice President, Portfolio Manager for U.S. Mid Cap Equities. He joined RCM in 2002 as an equity analyst and assistant portfolio manager on the Mid Cap equity team. Prior to joining RCM in 2002, Mr. Klopukh was a Vice President and fundamental equity analyst at CDC Investment Management Corp. and was involved in managing its quantitatively-enhanced, risk-targeted Large-Cap Core and Market-Neutral equity strategies from 1999 to 2001.

RCM Strategic Growth Fund	Raphael L. Edelman (Lead)	2006 (Inception)	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Todd G. Hawthorne	2007	Vice President, Equity Derivatives Strategy since 2006. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

Nicholas-Applegate

Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. As of September 30, 2007, Nicholas-Applegate had approximately $[        ] billion in assets under management.

Prospectus	51

The following individuals at Nicholas-Applegate share primary responsibility for the day-to-day management of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Funds. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Growth Fund	Horacio A. Valeiras, CFA	2006	See above.

	James Li, Ph.D.	2006	Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Jane Edmondson	2006	Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 1996, Ms. Edmondson was a financial consultant with Merrill, Lynch, Pierce, Fenner & Smith. She has 16 years of investment industry experience.

NACM Income & Growth Fund	Douglas Forsyth, CFA (Lead)	2007 (Inception)	Mr. Forsyth is a Senior Portfolio Manager and Member of the Executive Committee at Nicholas-Applegate. Mr. Forsyth oversees Nicholas-Applegate’s US High Yield Bond/Convertibles portfolio management team. He joined Nicholas-Applegate in 1994 after three years of investment management experience at AEGON USA. Mr. Forsyth holds a B.B.A. from the University of Iowa. He has 14 years of investment industry experience.

	Michael E. Yee	2007 (Inception)	Mr. Yee is a Portfolio Manager at Nicholas-Applegate and is a member of Nicholas-Applegate’s US High Yield Bond/Convertibles portfolio management team. He joined Nicholas-Applegate in 1995 and has been a portfolio manager since 1998. Mr. Yee holds a B.S. from the University of California, San Diego and an M.B.A. from San Diego State University. He has 11 years of investment industry experience.

	Justin Kass, CFA	2007 (Inception)	Mr. Kass is a Portfolio Manager at Nicholas-Applegate. He joined Nicholas-Applegate in 2000 with responsibilities for portfolio management and research on Nicholas-Applegate’s US High Yield Bond/Convertibles team. Mr. Kass was previously an analyst and interned on the team, where he added significant depth to Nicholas-Applegate’s proprietary Upgrade Alert Model. Mr. Kass earned his M.B.A. in finance from The UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has 8 years of investment industry experience.

NACM Mid-Cap Growth Fund	Horacio A. Valeiras, CFA	03/2006*	See above.

	Jane Edmondson	03/2006*	See above.

	Mark P. Roemer	03/2006*	Mr. Roemer is a Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has 11 years of investment industry experience.

*	Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the NACM Mid-Cap Growth Fund.

NFJ

NFJ provides advisory services to mutual funds and institutional accounts, and non-discretionary advisory services to managed account programs. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets (including discretionary and non-discretionary accounts) as of September 30, 2007, of approximately $[        ] billion.

52	Allianz Funds

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (described as “Lead” below). The core team members of each Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below:

Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ All-Cap Value Fund	Jeffrey S. Partenheimer (Lead)	April 2007	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

	Benno J. Fischer	April 2007	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver	April 2007	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

NFJ Dividend Value Fund	Mr. Fischer (Lead)	2000 (Inception)	See above.

	R. Burns McKinney	2000 (Inception)

Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Mr. Partenheimer	2002	See above.

	Mr. Oliver	2006	See above.

NFJ Large-Cap Value Fund	Paul A. Magnuson (Lead)	2000 (Inception)

Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	Mr. Fischer	2000 (Inception)	See above.

	Mr. Partenheimer	2002	See above.

NFJ Mid-Cap Value Fund	Mr. Partenheimer (Lead)	2006 (Inception)	See above.

	Mr. Fischer	2006 (Inception)	See above.

	Mr. Oliver	2006	See above.

NFJ Small-Cap Value Fund	Mr. Magnuson (Lead)	1995	See above.

	Mr. Fischer	1991 (Inception)	See above.

	Mr. McKinney	2006	See above.

Oppenheimer Capital

Oppenheimer Capital has operated as an investment adviser to investment companies and other investors since its organization in 1980.

The following individuals at Oppenheimer Capital have primary responsibility for the noted Fund. In addition to serving as co-portfolio manager for the OCC Target Fund, Jeff Parker, Managing Director of Oppenheimer Capital, is responsible for overseeing investment and trading decisions for the OCC Growth and OCC Opportunity Funds. Information about Mr. Parker is set forth below. Different sub-advisory firms served as Sub-Adviser for the OCC Value Fund prior to February 11, 2005, for the OCC Equity Premium Strategy, OCC Growth, OCC Opportunity and OCC Target Funds prior to November 1, 2006. As of September 1, 2007, Oppenheimer Capital had $[    ] billion of assets under management.

Prospectus	53

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Core Equity Fund	Robert Urquhart	2005 (inception)	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.

OCC Value Fund	Colin Glinsman	2005	Managing Director and Chief Investment Officer of Oppenheimer Capital. He has 23 years of investment experience, including 18 years at Oppenheimer Capital.

OCC Equity Premium Strategy Fund	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 14 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	See above.

OCC Growth Fund	Robert Urquhart (Lead)	2005	See above.

	Martin Mickus	2006	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he was a research analyst at S&P Equity Research. He also spent two years as an Assistant Portfolio Manager and Research Analyst with InterGroup Corporation. He has 14 years of investment industry experience.

OCC Opportunity Fund	Michael Corelli	2003	Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in the small and mid cap growth group.

OCC Target Fund	Martin Mickus	2004	See above.

	Jeff Parker (Lead)	1999	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Value Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Fund.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund (except the NFJ Dividend Value, NFJ Large-Cap Value and CCM Mid-Cap Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance,

54	Allianz Funds

compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the Fund’s sub-advisers to perform their respective contracts with respect to the Funds.

Prospectus	55

Investment Options—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus (except for the NFJ Mid-Cap Value, NACM Income & Growth, NACM Mid-Cap Growth, OCC Core Equity and RCM Strategic Growth Funds, which offer only Class A and Class C shares). Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•

Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

Class B Shares

•	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

•

You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

•

Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•

Class B shares purchased on or before December 31, 2001 or after September 30, 2004 automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004). After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

•	For information about the CDSC calculation and conversion date of shares received in an exchange, please see the Guide.

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•

You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

56	Allianz Funds

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•

Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven (or eight) years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven (or eight) years.

All Classes

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the SAI and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges-Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors that purchase $1,000,000 or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Initial Sales Charge-Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or PIMCO Funds (other than the PIMCO Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).  A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quality Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Prospectus	57

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.   A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of the Adviser, Sub-Advisers and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;

•	any account of the investor at another financial intermediary; and

•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

58	Allianz Funds

Class B and Class C Shares

As discussed above, Class B and Class C shares of the Funds are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs)-Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the seventh year, Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares. As noted above, Class B shares purchased after December 31, 2001 but before October 1, 2004, convert into Class A shares after eight years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated-Shares Purchased After December 31, 2001

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC for shares purchased after December 31, 2001:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs are Calculated-Shares Purchased On or Before December 31, 2001

For shares purchased on or before December 31, 2001, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) differs from that described above. For these shares, a CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

Prospectus	59

For example, the following illustrates the operation of the Class B CDSC on shares purchased on or before December 31, 2001:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

Shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged. In addition, Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged and will convert into Class A shares at the same time as the original shares would have converted into Class A shares. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

All Funds	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class B	0.25%	0.75%
Class C	0.25%	0.75%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class B and Class C shares may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash

60	Allianz Funds

bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Class A, Class B and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

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For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

Allianz Funds and PIMCO Funds Shareholders' Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide (the “Guide”), which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans

62	Allianz Funds

•	Investment programs which allow you to reduce or eliminate initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, redemption fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer before the NAV has been calculated and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Disclosure Relating to the NFJ Small-Cap Value Fund

Class A shares, Class B shares and Class C shares of the NFJ Small-Cap Value Fund are currently no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Similarly, participants in an employer sponsored retirement benefit plan that owned shares of the NFJ Small-Cap Value Fund on behalf of its participants as of the close of business on October 10, 2003, and participants in a related retirement benefit plan having the same employer sponsor (“related plan”), are eligible to direct the purchase of Fund shares by their plan account for so long as the plan or related plan continues to own shares of the Fund for any plan participant. In the event a shareholder no longer owns any shares of the NFJ Small-Cap Value Fund, or an employer sponsored retirement benefit plan or related plan no longer owns any Fund shares on behalf of its participants, such shareholder or all participants in such plan or related plan, as the case may be, are no longer eligible to purchase shares of the Fund.

Shareholders of other series of Allianz Funds and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the NFJ Small-Cap Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Disclosure Relating to the NFJ Dividend Value Fund

Class A shares, Class B shares and Class C shares of the NFJ Dividend Value Fund are currently no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Dividend Value Fund as of the close of business on April 23, 2007 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Dividend Value Fund, such shareholder is no longer eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the close of business on April 23, 2007, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or Administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the close of business on April 23, 2007, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Shareholders of other series of Allianz Funds and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the NFJ Dividend Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

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Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

•

Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•

Directly from the Trust.  To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the limit is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted

64	Allianz Funds

automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which the Adviser serves as investment manager and RCM and its affiliate, Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within 7 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, Class B and Class C shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Exchanges for Interval Funds.  As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendsSM Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

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The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

66	Allianz Funds

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

•

Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

•

Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange

Prospectus	67

Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class A, Class B and Class C shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceed after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or

68	Allianz Funds

other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

Waivers of Redemption Fees.  The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon

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the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

70	Allianz Funds

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations.

Fund	At Least Annually	Quarterly
NACM Income & Growth, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Dividend Value and OCC Equity Premium Strategy Funds		•
All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•

Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

•

Taxes on Fund distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010.

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Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to shareholders, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gains for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), as the OCC Equity Premium Strategy Fund may choose to do, and the distributions are supported by the Fund’s “current earnings and profits,” the distributions will be taxable as ordinary dividend distributions. Even though distributed excess amounts would not have been subject to tax if retained by a Fund, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale of Fund shares will generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

•

A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding.  The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the

72	Allianz Funds

Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

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Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).

For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that these Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, each such Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities

Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in

74	Allianz Funds

inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio managers. Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with the procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts.

Convertible Securities

The Funds may invest in convertible securities. Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying

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common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

Unless otherwise stated in the Fund Summaries, the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

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Credit Risk  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Call Option Strategy Employed by NACM Income & Growth Fund

The NACM Income & Growth Fund intends to sell (write) call options on stocks held in its portfolio. It is expected that the Fund will ordinarily write call options on all or substantially all of the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position (the “Option Strategy”). However, the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy employed by the Fund is described in this section; options generally are described below and further under “Investment Objectives and Policies—Derivative Instruments” in the

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Statement of Additional Information. The Option Strategy is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Option Strategy will achieve its objectives.

Call options on individual securities are contracts representing the right to purchase the underlying equity security at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security and the strike price, the volatility of the underlying equity security and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the value of the underlying security and the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security in exchange for the premium, although it would retain the risk of loss should the price of the underlying security decline. Therefore, the Fund’s use of the Option Strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) the market value of the underlying security at the time the option is written. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the underlying security held by the Fund up to the strike price, but the Fund forgoes any appreciation above the strike price. The Fund also reserves the flexibility to write “at-the-money” (i.e., with a strike price equal to the market value of the underlying security) and “in-the-money” call options (i.e., with a strike price below the market value of the underlying security). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund will not write options with respect to individual equity securities (other than exchange-traded funds (“ETFs”), as described below) that are not held in the Fund’s portfolio (i.e., “naked” options). Although it has no current intention to do so, the Fund may also write call options on equity indexes and ETFs. The Fund would cover any such options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions.

The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

Call Option Strategy Employed by OCC Equity Premium Strategy Fund

The OCC Equity Premium Strategy Fund intends to sell (write) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (“ETFs”). The value of the securities underlying the options written by the Fund ordinarily ranges between 50% to 90% of the Fund’s net asset value. The call option strategy employed by the Fund is described in this section; options generally are described below and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Fund may use the call option strategy to generate gains from option premiums in an attempt to enhance the Fund’s distributions and to reduce overall portfolio risk. However, there is no assurance that the call option strategy will achieve its objectives.

Call options are contracts representing the right to purchase the underlying equity security or ETF or the cash value of the index at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security or ETF or the cash value of the applicable index over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium, although it would retain the risk of loss should the price of the underlying security, ETF or index decline. Therefore, the Fund’s use of the call option strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

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The Fund generally will write call options with a strike price that is above (“out-of-the-money”) or equal to (“at-the-money”) the market value of the underlying security, ETF or index. The Fund also may write “in-the-money” call options (i.e., with a strike price below the market value of the underlying security, ETF or index). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. With respect to options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions. The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

Derivatives Strategies Employed by RCM Strategic Growth Fund

The RCM Strategic Growth Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options, as discussed below), including combinations of put and call options, (iii) enter into futures contracts, (iv) enter into swap agreements and (v) engage in short sales, each in an attempt to take advantage of perceived market inefficiencies or expected stock price movements. For example, the Fund may, in addition to other options strategies, purchase an out-of-the-money call option on a security with an expiration date more than six months in the future (such as “Long-Term Equity Appreciation Securities” or “LEAPs”) while writing a call option on the same security at the same exercise price but with a nearer-term expiration date. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are generally described under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objective when they does so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer

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“durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Funds’ limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

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Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Borrowings and Other Forms of Leverage Utilized by the RCM Strategic Growth Fund

Although it has no current intention to do so, the RCM Strategic Growth Fund may employ leverage by borrowing money (to the maximum extent permitted under the Investment Company Act) to purchase or carry securities during periods in which the portfolio managers believe that the opportunities for gain are potentially greater than the risk of loss. The Fund will only borrow from banks, and only if the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, the Fund, within three business days, will seek to reduce its borrowings so that it meets the requirement. To do so, or to meet maturing bank loans, the Fund might on occasion be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund which may not be recovered by any appreciation of the securities purchased or could exceed the Fund’s investment income. In addition, even if the Fund does not have any borrowings outstanding it may incur commitment fees and other costs relating to the Fund’s credit facility.

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In addition, the Fund may also employ leverage by engaging in certain derivative transactions that give rise to forms of leverage. See “Derivatives” above.

Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investments in Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-

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Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the [                    ] Funds had a portfolio turnover rate in excess of 100%. Other funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies

The investment objective of each of the NACM Funds, CCM Focused Growth, OCC Core Equity, NFJ All-Cap Value, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target and RCM Strategic Growth Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the CCM Focused Growth, CCM Mid-Cap, NACM Mid-Cap Growth, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Core Equity, OCC Equity Premium Strategy Fund, RCM Large-Cap Growth and RCM Mid-Cap Funds have adopted 80% investment policies under Rule 35d-1 under the Investment Company Act of 1940 (which policies are set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, several of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use Grassroots(sm) Research in addition to their traditional research activities. Grassroots(sm) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Prospectus	83

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. The information below reflects financial results for Institutional Class shares of the CCM Focused Growth Fund, which is offered in a different prospectus. Class A and C shares were not outstanding during the periods shown. The performance shown below differs from that which would have been achieved by Class A and C shares of the CCM Focused Growth Fund because of the higher fees and expenses associated with Class A and C shares. For the NACM Mid-Cap Growth Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the NACM Mid-Cap Growth Fund’s predecessor (the “Predecessor Fund”), which reorganized into the NACM Mid-Cap Growth Fund on July 27, 2007. In the absence of such reorganization, the NACM Mid-Cap Growth Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class A or Class C shares during the periods shown.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Regarding the NACM Mid-Cap Growth Fund, (i) the total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the NACM Mid-Cap Growth Fund, assuming reinvestment of all dividends and distributions and (ii) the performance shown below is generally better than that which would have been achieved by Class A and Class C shares of the Fund because of the higher fees and expenses associated with Class A and Class C shares. This information has been audited by [                    ], an independent registered public accounting firm, whose report, along with the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund’s financial statements, are included in the March 31, 2007 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statement and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
CCM Capital Appreciation Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		17.93			0.04	(a)		1.74	(a)		1.78			—	(b)		—
06/30/2005		16.28			0.08	(a)		1.64	(a)		1.72			(0.07)			—
06/30/2004		14.03			(0.01	)(a)		2.26	(a)		2.25			—			—
06/30/2003		14.64			(0.01	)(a)		(0.60	)(a)		(0.61)			—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		16.82			(0.10	)(a)		1.63	(a)		1.53			—	(b)		—
06/30/2005		15.34			(0.04	)(a)		1.53	(a)		1.49			(0.01)			—
06/30/2004		13.31			(0.12	)(a)		2.15	(a)		2.03			—			—
06/30/2003		14.00			(0.10	)(a)		(0.59	)(a)		(0.69)			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		16.85			(0.10	)(a)		1.64	(a)		1.54			—	(b)		—
06/30/2005		15.37			(0.04	)(a)		1.54	(a)		1.50			(0.02)			—
06/30/2004		13.34			(0.12	)(a)		2.15	(a)		2.03			—			—
06/30/2003		14.03			(0.10	)(a)		(0.59	)(a)		(0.69)			—			—
CCM Focused Growth Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		7.82			0.04	(a)		1.50	(a)		1.54			(0.02)			—
06/30/2005		6.94			0.02	(a)		0.86	(a)		0.88			—			—
06/30/2004		5.66			—	(a)(b)		1.28	(a)		1.28			—			—
06/30/2003		5.63			—	(a)(b)		0.03	(a)		0.03			—			—
CCM Mid-Cap Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		24.47			(0.02	)(a)		3.12	(a)		3.10			—			—
06/30/2005		21.26			(0.02	)(a)		3.23	(a)		3.21			—			—
06/30/2004		17.28			(0.06	)(a)		4.04	(a)		3.98			—			—
06/30/2003		17.73			(0.05	)(a)		(0.40	)(a)		(0.45)			—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		22.96			(0.20	)(a)		2.92	(a)		2.72			—			—
06/30/2005		20.10			(0.17	)(a)		3.03	(a)		2.86			—			—
06/30/2004		16.46			(0.19	)(a)		3.83	(a)		3.64			—			—
06/30/2003		17.03			(0.16	)(a)		(0.41	)(a)		(0.57)			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		22.97			(0.20	)(a)		2.92	(a)		2.72			—			—
06/30/2005		20.11			(0.17	)(a)		3.03	(a)		2.86			—			—
06/30/2004		16.47			(0.19	)(a)		3.83	(a)		3.64			—			—
06/30/2003		17.03			(0.16	)(a)		(0.40	)(a)		(0.56)			—			—

(a)	Per share amounts based upon average number of shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.55 and 12.60%, respectively.

(d)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.66 and 11.78%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.67 and 11.77%, respectively.

84	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)(b)		19.71		9.95			361,002		1.12		0.19	161
	—			(0.07)			—	(a)		17.93		10.58			271,755		1.11		0.48	137
	—			—			—	(a)		16.28		16.04			174,260		1.11		(0.05)	148
	—			—			—	(a)		14.03		(4.17)			147,590		1.10		(0.07)	161

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(b)		18.35		9.10			75,309		1.87		(0.56)	161
	—			(0.01)			—	(a)		16.82		9.74			67,785		1.86		(0.24)	137
	—			—			—	(a)		15.34		15.25			70,884		1.86		(0.80)	148
	—			—			—	(a)		13.31		(4.93)			63,258		1.85		(0.82)	161

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(b)		18.39		9.14			138,280		1.87		(0.56)	161
	—			(0.02)			—	(a)		16.85		9.74			111,461		1.86		(0.24)	137
	—			—			—	(a)		15.37		15.22			101,288		1.86		(0.80)	148
	—			—			—	(a)		13.34		(4.90)			85,969		1.85		(0.82)	161

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			(0.02)			—	(a)(b)		9.34		19.68			4,600		0.73		0.48	153
	—			—			—	(a)		7.82		12.79			3,457		0.71		0.24	123
	—			—			—	(a)		6.94		22.61			2,527		0.71		0.08	90
	—			—			—	(a)		5.66		0.53			1,916		0.70		0.02	232

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)(b)		27.57	(c)	12.67	(c)		353,019		1.11		(0.06)	174
	—			—			—	(a)		24.47		15.10			209,885		1.11		(0.08)	140
	—			—			—	(a)		21.26		23.03			145,095		1.11		(0.29)	165
	—			—			—	(a)		17.28		(2.54)			109,110		1.11		(0.34)	155

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(b)		25.68	(d)	11.85	(d)		85,023		1.86		(0.81)	174
	—			—			—	(a)		22.96		14.23			61,076		1.86		(0.84)	140
	—			—			—	(a)		20.10		22.11			63,988		1.86		(1.04)	165
	—			—			—	(a)		16.46		(3.35)			56,490		1.86		(1.08)	155

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(b)		25.69	(e)	11.84	(e)		122,217		1.86		(0.80)	174
	—			—			—	(a)		22.97		14.22			88,789		1.86		(0.83)	140
	—			—			—	(a)		20.11		22.10			79,106		1.86		(1.04)	165
	—			—			—	(a)		16.47		(3.29)			69,989		1.86		(1.09)	155

Prospectus	85

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains		Tax Basis Return of Capital			Total Distributions
Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund
03/31/2007		$13.02			$(0.04)			$1.37			$1.33			$—			$(0.58)	$	[	]		$(0.58)
03/31/2006		10.69			(0.04)			2.85			2.81			—			(0.48)		[	]		(0.48)
03/31/2005		9.89			(0.04)			0.84			0.80			—			—		[	]		—
02/27/2004 (Commenced) – 03/31/04		10.00			0.00			(0.11)			(0.11)			—			—		[	]		—
NACM Growth Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]
06/30/2006		12.72			0.01	(a)		1.17	(a)		1.18			—			(1.01)		—			(1.01)
06/30/2005		11.94			0.01	(a)		1.06	(a)		1.07			—			(0.29)		—			(0.29)
06/30/2004		11.21			(0.07	)(a)		0.93	(a)		0.86			—			(0.13)		—			(0.13)
07/19/2002 – 06/30/2003		10.00			(0.03	)(a)		1.24	(a)		1.21			—			—		—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]		[	]		[ ]
06/30/2006		12.44			(0.09	)(a)		1.13	(a)		1.04			—			(1.01)		—			(1.01)
06/30/2005		11.76			(0.08	)(a)		1.05	(a)		0.97			—			(0.29)		—			(0.29)
06/30/2004		11.13			(0.15	)(a)		0.91	(a)		0.76			—			(0.13)		—			(0.13)
07/19/2002 – 06/30/2003		10.00			(0.10	)(a)		1.23	(a)		1.13			—			—		—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]		[	]		[ ]
06/30/2006		12.43			(0.08	)(a)		1.13	(a)		1.05			—			(1.01)		—			(1.01)
06/30/2005		11.76			(0.08	)(a)		1.04	(a)		0.96			—			(0.29)		—			(0.29)
06/30/2004		11.13			(0.15	)(a)		0.91	(a)		0.76			—			(0.13)		—			(0.13)
07/19/2002 – 06/30/2003		10.00			(0.10	)(a)		1.23	(a)		1.13			—			—		—			—
NACM Income & Growth Fund
Class A
02/28/2007 – 06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]
Class C
02/28/2007 – 06/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]		[	]		[ ]
NFJ All-Cap Value Fund(n)
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]
06/30/2006		15.76			0.15	(a)		2.13	(a)		2.28			(0.03)			(0.65)		—			(0.68)
06/30/2005		15.24			0.10	(a)		1.23	(a)		1.33			—			(0.83)		—			(0.83)
06/30/2004		12.36			0.02	(a)		3.32	(a)		3.34			(0.04)			(0.42)		—			(0.46)
07/19/2002 – 06/30/2003		10.00			0.07	(a)		2.51	(a)		2.58			(0.05)			(0.17)		—			(0.22)
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]		[	]		[ ]
06/30/2006		15.45			0.02	(a)		2.08	(a)		2.10			—	(i)		(0.65)		—			(0.65)
06/30/2005		15.06			(0.01	)(a)		1.21	(a)		1.20			—			(0.83)		—			(0.83)
06/30/2004		12.30			(0.08	)(a)		3.29	(a)		3.21			(0.03)			(0.42)		—			(0.45)
07/19/2002 – 06/30/2003		10.00			(0.02	)(a)		2.51	(a)		2.49			(0.02)			(0.17)		—			(0.19)
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]		[	]		[ ]
06/30/2006		15.45			0.02	(a)		2.08	(a)		2.10			—	(i)		(0.65)		—			(0.65)
06/30/2005		15.06			(0.01	)(a)		1.21	(a)		1.20			—			(0.83)		—			(0.83)
06/30/2004		12.29			(0.09	)(a)		3.29	(a)		3.20			(0.01)			(0.42)		—			(0.43)
07/19/2002 – 06/30/2003		10.00			(0.01	)(a)		2.50	(a)		2.49			(0.03)			(0.17)		—			(0.20)

*	Annualized
(a)	Per share amounts based upon average number of shares outstanding during the period.
(b)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 21.70%.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 29.64%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 11.60%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 12.55%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 14.72%
(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 27.10%.
(h)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(i)	Amount less than $0.01.
(j)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(k)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.
(l)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(m)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.92%.
(n)	Prior to April 2, 2007, the Fund was named “NACM Flex-Cap Value Fund” and was sub-advised by Nicholas-Applegate Capital Management LLC.

86	Allianz Funds

Fund Redemption Fee			Net Asset Value End of Period			Total Return			Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets		Total Expenses			Expense (Reimbursements)/ Recoupment			Expenses Net of Reimbursement/ Recoupment			Expenses Net of Reimbursement/ Recoupment and Offset(7)			Portfolio Turnover Rate

$	[	]		$13.77			10.54%			$3,335			[	]%		(0.34)%		1.34%			—			1.34%			1.14%			191%
	[	]		13.02			26.73%			3,348			[	]		(0.33)%		2.15%			(0.81)%			1.34%			1.01%			160%
	[	]		10.69			8.09%			5,566			[	]		(0.36)%		1.97%			(0.63)%			1.34%			1.21%			146%

	[	]		9.89			1.10%			5,347			[	]		(0.43)%		4.39%			(3.04)%			1.35%			1.35%			14%

$	[	]	$	[	]		[	]%	$	[	]		[	]%		[ ]%		[	]%		[	]%		[	]%		[	]%		[	]%
	—	(a)(i)		12.89			9.46			945			1.16	(l)		0.07		[	]		[	]		[	]		[	]		152
	—	(a)		12.72			8.95			587			1.23	(h)		0.10		[	]		[	]		[	]		[	]		274
	—	(a)		11.94			7.71			481			1.26			(0.55)		[	]		[	]		[	]		[	]		160
	—	(a)		11.21			12.10			81			1.25	* (b)		(0.28)*		[	]		[	]		[	]		[	]		167

	[	]		[	]		[	]		[	]		[	]		[ ]		[	]%		[	]%		[	]%		[	]%		[	]
	—	(a)(i)		12.47			8.50			1,560			1.91	(m)		(0.68)		[	]		[	]		[	]		[	]		152
	—	(a)		12.44			8.23			1,400			1.97	(h)		(0.64)		[	]		[	]		[	]		[	]		274
	—	(a)		11.76			6.87			672			2.00			(1.30)		[	]		[	]		[	]		[	]		160
	—	(a)		11.13			11.30			160			2.00	* (c)		(0.95)*		[	]		[	]		[	]		[	]		167

	[	]		[	]		[	]		[	]		[	]		[ ]		[	]%		[	]%		[	]%		[	]%		[	]
	—	(a)(i)		12.47			8.60			918			1.91	(m)		(0.65)		[	]		[	]		[	]		[	]		152
	—	(a)		12.43			8.15			486			1.98	(h)		(0.66)		[	]		[	]		[	]		[	]		274
	—	(a)		11.76			6.87			357			2.01			(1.30)		[	]		[	]		[	]		[	]		160
	—	(a)		11.13			11.30			118			2.00	* (g)		(1.00)*		[	]		[	]		[	]		[	]		167

$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

	[	]		[	]		[	]		[	]		[	]		[ ]		[	]		[	]		[	]		[	]		[	]

$	[	]	$	[	]		[	]%	$	[	]		[	]%		[ ]%		[	]%		[	]%		[	]%		[	]%		[	]%
	—	(a)(i)		17.36			14.70			4,452			1.32	(j)		0.90		[	]		[	]		[	]		[	]		55
	0.02	(a)		15.76			8.77			2,696			1.38	(h)		0.61		[	]		[	]		[	]		[	]		150
	—	(a)		15.24			27.33			1,545			1.40			0.17		[	]		[	]		[	]		[	]		145
	—	(a)		12.36			26.06			36			1.41	* (d)		0.70 *		[	]		[	]		[	]		[	]		173

	[	]		[	]		[	]		[	]		[	]		[ ]		[	]%		[	]%		[	]%		[	]%		[	]
	—	(a)(i)		16.90			13.78			4,515			2.07	(k)		0.15		[	]		[	]		[	]		[	]		55
	0.02	(a)		15.45			7.99			2,657			2.12	(h)		(0.07)		[	]		[	]		[	]		[	]		150
	—	(a)		15.06			26.39			1,237			2.15			(0.58)		[	]		[	]		[	]		[	]		145
	—	(a)		12.30			25.09			52			2.16	* (e)		(0.19)*		[	]		[	]		[	]		[	]		173

	[	]		[	]		[	]		[	]		[	]		[ ]		[	]%		[	]%		[	]%		[	]%		[	]
	—	(a)(i)		16.90			13.78			5,727			2.07	(k)		0.14		[	]		[	]		[	]		[	]		55
	0.02	(a)		15.45			7.99			5,155			2.12	(h)		(0.08)		[	]		[	]		[	]		[	]		150
	—	(a)		15.06			26.36			2,107			2.15			(0.60)		[	]		[	]		[	]		[	]		145
	—	(a)		12.29			25.12			103			2.16	* (f)		(0.14)*		[	]		[	]		[	]		[	]		173

Prospectus	87

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
NFJ Dividend Value Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		13.71			0.37	(a)		1.88	(a)		2.25			(0.39)		(0.22)
06/30/2005		12.48			0.30	(a)		1.37	(a)		1.67			(0.29)		(0.15)
06/30/2004		10.47			0.29	(a)		2.04	(a)		2.33			(0.23)		(0.09)
06/30/2003		11.31			0.30	(a)		(0.31	)(a)		(0.01)			(0.33)		(0.50)
Class B
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		13.58			0.26	(a)		1.87	(a)		2.13			(0.24)		(0.22)
06/30/2005		12.39			0.20	(a)		1.35	(a)		1.55			(0.21)		(0.15)
06/30/2004		10.41			0.19	(a)		2.04	(a)		2.23			(0.16)		(0.09)
06/30/2003		11.29			0.23	(a)		(0.32	)(a)		(0.09)			(0.29)		(0.50)
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		13.58			0.26	(a)		1.86	(a)		2.12			(0.25)		(0.22)
06/30/2005		12.38			0.20	(a)		1.36	(a)		1.56			(0.21)		(0.15)
06/30/2004		10.40			0.19	(a)		2.04	(a)		2.23			(0.16)		(0.09)
06/30/2003		11.28			0.23	(a)		(0.31	)(a)		(0.08)			(0.30)		(0.50)
NFJ Large-Cap Value Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		15.97			0.31	(a)		2.07	(a)		2.38			(0.29)		(0.37)
06/30/2005		14.58			0.23	(a)		1.94	(a)		2.17			(0.20)		(0.59)
06/30/2004		12.22			0.17	(a)		2.37	(a)		2.54			(0.18)		—
07/19/2002 – 06/30/2003		11.07			0.23	(a)		1.39	(a)		1.62			(0.21)		(0.26)
Class B
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		15.83			0.19	(a)		2.05	(a)		2.24			(0.14)		(0.37)
06/30/2005		14.49			0.11	(a)		1.93	(a)		2.04			(0.12)		(0.59)
06/30/2004		12.16			0.07	(a)		2.36	(a)		2.43			(0.10)		—
07/19/2002 – 06/30/2003		11.07			0.14	(a)		1.38	(a)		1.52			(0.17)		(0.26)
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		15.83			0.19	(a)		2.06	(a)		2.25			(0.13)		(0.37)
06/30/2005		14.49			0.11	(a)		1.92	(a)		2.03			(0.11)		(0.59)
06/30/2004		12.16			0.08	(a)		2.35	(a)		2.43			(0.10)		—
07/19/2002 – 06/30/2003		11.07			0.15	(a)		1.38	(a)		1.53			(0.18)		(0.26)
NFJ Mid-Cap Value Fund
Class A
[ ] – 06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
Class C
[ ] – 06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
NFJ Small-Cap Value Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		30.26			0.61	(a)		3.59	(a)		4.20			(0.52)		(2.47)
06/30/2005		27.30			0.52	(a)		4.43	(a)		4.95			(0.39)		(1.60)
06/30/2004		21.59			0.49	(a)		5.72	(a)		6.21			(0.27)		(0.23)
06/30/2003		21.51			0.35	(a)		(0.01	)(a)		0.34			(0.21)		(0.05)
Class B
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		29.36			0.36	(a)		3.49	(a)		3.85			(0.28)		(2.47)
06/30/2005		26.65			0.29	(a)		4.32	(a)		4.61			(0.30)		(1.60)
06/30/2004		21.17			0.29	(a)		5.61	(a)		5.90			(0.19)		(0.23)
06/30/2003		21.19			0.19	(a)		(0.01	)(a)		0.18			(0.15)		(0.05)
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		29.40			0.36	(a)		3.50	(a)		3.86			(0.30)		(2.47)
06/30/2005		26.69			0.29	(a)		4.32	(a)		4.61			(0.30)		(1.60)
06/30/2004		21.21			0.29	(a)		5.61	(a)		5.90			(0.19)		(0.23)
06/30/2003		21.23			0.20	(a)		(0.02	)(a)		0.18			(0.15)		(0.05)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)	Less than $0.01 per share.

88	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.61)		—	(a)(d)		15.35		16.73			1,002,333		1.10		2.50		26
	—			(0.44)		—	(a)		13.71		13.54			268,945		1.17	(b)	2.28		30
	—			(0.32)		—	(a)		12.48		22.46			88,569		1.20		2.40		36
	—			(0.83)		—	(a)		10.47		0.49			12,878		1.20		3.07		43

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.46)		—	(a)(d)		15.25		15.94			279,643		1.85		1.77		26
	—			(0.36)		—	(a)		13.58		12.57			122,934		1.92	(b)	1.53		30
	—			(0.25)		—	(a)		12.39		21.57			51,301		1.95		1.64		36
	—			(0.79)		—	(a)		10.41		(0.27)			8,913		1.95		2.31		43

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.47)		—	(a)(d)		15.23		15.84			712,851		1.85		1.77		26
	—			(0.36)		—	(a)		13.58		12.70			270,801		1.92	(b)	1.53		30
	—			(0.25)		—	(a)		12.38		21.57			88,221		1.95		1.64		36
	—			(0.80)		—	(a)		10.40		(0.26)			17,843		1.95		2.32		43

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.66)		—	(a)(d)		17.69		15.23			36,954		1.12		1.85		32
	—			(0.79)		0.01	(a)		15.97		15.24			17,189		1.16	(b)	1.49		35
	—			(0.18)		—	(a)		14.58		20.92			3,723		1.20		1.25		99
	—			(0.47)		—	(a)		12.22		14.85			431		1.20	*	2.12	*	54

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.51)		—	(a)(d)		17.56		14.41			22,939		1.87		1.12		32
	—			(0.71)		0.01	(a)		15.83		14.37			13,298		1.89	(b)	0.74		35
	—			(0.10)		—	(a)		14.49		20.07			2,088		1.95		0.52		99
	—			(0.43)		—	(a)		12.16		13.98			263		1.95	*	1.33	*	54

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.50)		—	(a)(d)		17.58		14.45			32,171		1.87		1.10		32
	—			(0.70)		0.01	(a)		15.83		14.33			16,576		1.91	(b)	0.73		35
	—			(0.10)		—	(a)		14.49		20.05			3,612		1.95		0.56		99
	—			(0.44)		—	(a)		12.16		14.02			735		1.95	*	1.39	*	54

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(2.99)		—	(a)(d)		31.47		14.50			1,745,770		1.25		1.97		32
	—			(1.99)		—	(a)		30.26		18.55			1,566,529		1.26	(c)	1.83		20
	—			(0.50)		—	(a)		27.30		29.04			1,177,495		1.26		1.98		30
	—			(0.26)		—	(a)		21.59		1.72			662,081		1.25		1.76		20

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(2.75)		—	(a)(d)		30.46		13.64			294,769		2.00		1.20		32
	—			(1.90)		—	(a)		29.36		17.66			321,909		2.01	(c)	1.05		20
	—			(0.42)		—	(a)		26.65		28.11			328,265		2.01		1.19		30
	—			(0.20)		—	(a)		21.17		0.95			249,479		2.00		0.99		20

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(2.77)		—	(a)(d)		30.49		13.68			579,280		2.00		1.21		32
	—			(1.90)		—	(a)		29.40		17.64			589,448		2.01	(c)	1.06		20
	—			(0.42)		—	(a)		26.69		28.08			563,018		2.01		1.20		30
	—			(0.20)		—	(a)		21.21		0.96			388,065		2.00		1.01		20

Prospectus	89

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
OCC Core Equity Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		10.25			0.14	(a)		0.61	(a)		0.75			(0.05)		(0.13)
03/31/2005 – 06/30/2005		10.00			0.02	(a)		0.23	(a)		0.25			—		—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		10.23			(0.01	)(a)		0.68	(a)		0.67			(0.03)		(0.13)
03/31/2005 – 06/30/2005		10.00			—	(a)		0.23	(a)		0.23			—		—
OCC Value Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		17.25			0.17	(a)		1.19	(a)		1.36			(0.17)		(2.35)
06/30/2005		17.16			0.14	(a)		0.48	(a)		0.62			(0.07)		(0.46)
06/30/2004		12.71			0.10	(a)		4.41	(a)		4.51			(0.06)		—
06/30/2003		13.75			0.10	(a)		(0.56	)(a)		(0.46)			—		(0.58)
Class B
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		16.70			0.05	(a)		1.13	(a)		1.18			(0.06)		(2.35)
06/30/2005		16.69			0.01	(a)		0.48	(a)		0.49			(0.02)		(0.46)
06/30/2004		12.42			(0.02	)(a)		4.31	(a)		4.29			(0.02)		—
06/30/2003		13.55			0.01	(a)		(0.56	)(a)		(0.55)			—		(0.58)
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		16.70			0.05	(a)		1.14	(a)		1.19			(0.04)		(2.35)
06/30/2005		16.70			0.01	(a)		0.47	(a)		0.48			(0.02)		(0.46)
06/30/2004		12.43			(0.02	)(a)		4.31	(a)		4.29			(0.02)		—
06/30/2003		13.55			0.01	(a)		(0.55	)(a)		(0.54)			—		(0.58)
OCC Equity Premium Strategy Fund(†)
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		7.91			0.03	(a)		0.65	(a)		0.68			— (b)		(0.30)
06/30/2005		7.58			0.07	(a)		0.35	(a)		0.42			(0.09)		—
06/30/2004		6.51			0.08	(a)		1.09	(a)		1.17			(0.10)		—
06/30/2003		6.97			0.08	(a)		(0.45	)(a)		(0.37)			(0.09)		—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		7.79			(0.03	)(a)		0.64	(a)		0.61			— (b)		(0.30)
06/30/2005		7.47			0.01	(a)		0.35	(a)		0.36			(0.04)		—
06/30/2004		6.42			0.03	(a)		1.07	(a)		1.10			(0.05)		—
06/30/2003		6.89			0.04	(a)		(0.45	)(a)		(0.41)			(0.06)		—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		7.79			(0.03	)(a)		0.63	(a)		0.60			— (b)		(0.30)
06/30/2005		7.46			0.01	(a)		0.36	(a)		0.37			(0.04)		—
06/30/2004		6.42			0.03	(a)		1.06	(a)		1.09			(0.05)		—
06/30/2003		6.89			0.04	(a)		(0.45	)(a)		(0.41)			(0.06)		—

*	Annualized
(†)	Formerly the PEA Equity Premium Strategy Fund.
(a)	Per share amounts based upon average number of shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.
(e)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.24 and 3.55%, respectively.

(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.18%.
(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.87%.
(h)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(i)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(j)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the investment manager had not made repayments, end of period net asset value and total return would have been $16.69 and 2.83%, respectively.

(k)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the investment manager had not made repayments, end of period net asset value and total return would have been $16.69 and 2.78%, respectively.

(l)	Repayments by the Adviser increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 5.50%
(m)	Repayments by the Adviser increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 4.72%.
(n)	Repayments by the Adviser increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 4.86%.

90	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.18)		—	(a)(b)		10.82		7.32			1,523		1.13	(f)	1.31		80
	—			—		—	(a)		10.25		2.50			10		1.14	* (c)	0.74	*	13

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.16)		—	(a)(b)		10.74		6.59			144		1.86	(g)	(0.06)		80
	—			—		—	(a)		10.23		2.30			10		1.92	* (d)	(0.04	)*	13

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(2.52)		—	(a)(b)		16.09		8.11			612,706		1.11		1.03		63
	—			(0.53)		—	(a)		17.25	(e)	3.60	(e)		930,699		1.11	(h)	0.80		101
	—			(0.06)		—	(a)		17.16		35.58			867,400		1.11		0.61		67
	—			(0.58)		—	(a)		12.71		(2.80)			275,622		1.10		0.87		152

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(2.41)		—	(a)(b)		15.47		7.23			383,135		1.86		0.30		63
	—			(0.48)		—	(a)		16.70	(j)	2.87	(j)		506,068		1.86	(h)	0.05		101
	—			(0.02)		—	(a)		16.69		34.55			475,577		1.86		(0.14)		67
	—			(0.58)		—	(a)		12.42		(3.53)			241,311		1.85		0.12		152

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(2.39)		—	(a)(b)		15.50		7.31			484,061		1.86		0.28		63
	—			(0.48)		—	(a)		16.70	(k)	2.82	(k)		728,865		1.86	(h)	0.05		101
	—			(0.02)		—	(a)		16.70		34.53			699,047		1.86		(0.14)		67
	—			(0.58)		—	(a)		12.43		(3.45)			315,256		1.85		0.12		152

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.30)		—	(a)(b)		8.29		8.52			26,588		1.31		0.40		149
	—			(0.09)		—	(a)		7.91		5.55	(l)		24,160		1.34	(i)	0.92		24
	—			(0.10)		—	(a)		7.58		17.96			25,300		1.36		1.14		83
	—			(0.09)		—	(a)		6.51		(5.17)			23,125		1.36		1.37		84

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.30)		—	(a)(b)		8.10		7.84			15,882		2.05		(0.37)		149
	—			(0.04)		—	(a)		7.79		4.77	(m)		19,530		2.09	(i)	0.17		24
	—			(0.05)		—	(a)		7.47		17.12			23,837		2.11		0.38		83
	—			(0.06)		—	(a)		6.42		(5.88)			17,237		2.11		0.60		84

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.30)		—	(a)(b)		8.09		7.71			18,582		2.05		(0.37)		149
	—			(0.04)		—	(a)		7.79		4.91	(n)		23,390		2.09	(i)	0.17		24
	—			(0.05)		—	(a)		7.46		16.93			28,626		2.11		0.38		83
	—			(0.06)		—	(a)		6.42		(5.85)			23,619		2.11		0.61		84

Prospectus	91

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
OCC Growth Fund(i)
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		20.55			(0.04	)(a)		2.12	(a)		2.08			—			—
06/30/2005		19.94			0.04	(a)		0.57	(a)		0.61			—			—
06/30/2004		16.70			(0.06	)(a)		3.30	(a)		3.24			—			—
06/30/2003		18.10			(0.03	)(a)		(1.37	)(a)		(1.40)			—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		17.43			(0.17	)(a)		1.79	(a)		1.62			—			—
06/30/2005		17.04			(0.09	)(a)		0.48	(a)		0.39			—			—
06/30/2004		14.38			(0.17	)(a)		2.83	(a)		2.66			—			—
06/30/2003		15.71			(0.13	)(a)		(1.20	)(a)		(1.33)			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		17.43			(0.17	)(a)		1.79	(a)		1.62			—			—
06/30/2005		17.04			(0.09	)(a)		0.48	(a)		0.39			—			—
06/30/2004		14.38			(0.17	)(a)		2.83	(a)		2.66			—			—
06/30/2003		15.71			(0.13	)(a)		(1.20	)(a)		(1.33)			—			—

*	Annualized
(i)	Formerly the PEA Growth Fund.
(a)	Per share amounts based upon average number of shares outstanding during the period.
(b)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.19%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.01 and 18.31%, respectively.

(c)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.13%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.41 and 2.16%, respectively.

(d)	Less than $0.01 per share.
(e)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.13%. If the Adviser had not made repayments, end of period net asset value and total return would have been $20.52 and 2.93%, respectively.

(f)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.19%. If the Adviser had not made repayments, end of period net asset value and total return would have been $19.91 and 19.21%, respectively.

92	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)(d)		22.63		10.12			82,137		1.17		(0.18)	115
	—			—			—	(a)		20.55	(e)	3.06	(e)		85,553		1.16		0.19	39
	—			—			—	(a)		19.94	(f)	19.40	(f)		101,505		1.16		(0.31)	71
	—			—			—	(a)		16.70		(7.73)			94,428		1.16		(0.19)	70

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(d)		19.05		9.29			28,831		1.92		(0.93)	115
	—			—			—	(a)		17.43	(c)	2.29	(c)		41,545		1.91		(0.56)	39
	—			—			—	(a)		17.04	(b)	18.50	(b)		57,743		1.91		(1.05)	71
	—			—			—	(a)		14.38		(8.47)			65,651		1.91		(0.94)	70

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(d)		19.05		9.29			411,731		1.92		(0.93)	115
	—			—			—	(a)		17.43	(c)	2.29	(c)		480,947		1.91		(0.56)	39
	—			—			—	(a)		17.04	(b)	18.50	(b)		611,348		1.91		(1.06)	71
	—			—			—	(a)		14.38		(8.47)			648,456		1.91		(0.94)	70

Prospectus	93

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
OCC Opportunity Fund(i)
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		22.19			(0.25	)(a)		3.53	(a)		3.28			—			—
06/30/2005		20.99			(0.22	)(a)		1.42	(a)		1.20			—			—
06/30/2004		15.49			(0.19	)(a)		5.69	(a)		5.50			—			—
06/30/2003		15.01			(0.13	)(a)		0.61	(a)		0.48			—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		17.72			(0.35	)(a)		2.82	(a)		2.47			—			—
06/30/2005		16.89			(0.30	)(a)		1.13	(a)		0.83			—			—
06/30/2004		12.56			(0.28	)(a)		4.61	(a)		4.33			—			—
06/30/2003		12.26			(0.19	)(a)		0.49	(a)		0.30			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		17.72			(0.35	)(a)		2.81	(a)		2.46			—			—
06/30/2005		16.89			(0.30	)(a)		1.13	(a)		0.83			—			—
06/30/2004		12.56			(0.27	)(a)		4.60	(a)		4.33			—			—
06/30/2003		12.26			(0.19	)(a)		0.49	(a)		0.30			—			—
OCC Target Fund(ii)
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		17.84			(0.15	)(a)		2.02	(a)		1.87			—			—
06/30/2005		17.17			(0.12	)(a)		0.79	(a)		0.67			—			—
06/30/2004		13.34			(0.12	)(a)		3.95	(a)		3.83			—			—
06/30/2003		13.32			(0.08	)(a)		0.10	(a)		0.02			—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		15.55			(0.25	)(a)		1.74	(a)		1.49			—			—
06/30/2005		15.07			(0.21	)(a)		0.69	(a)		0.48			—			—
06/30/2004		11.80			(0.21	)(a)		3.48	(a)		3.27			—			—
06/30/2003		11.86			(0.15	)(a)		0.09	(a)		(0.06)			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		15.54			(0.25	)(a)		1.75	(a)		1.50			—			—
06/30/2005		15.07			(0.21	)(a)		0.68	(a)		0.47			—			—
06/30/2004		11.79			(0.21	)(a)		3.49	(a)		3.28			—			—
06/30/2003		11.86			(0.15	)(a)		0.08	(a)		(0.07)			—			—

(i)	Formerly the PEA Opportunity Fund.
(ii)	Formerly the PEA Target Fund.
(a)	Per share amounts based upon average number of shares outstanding during the period.
(b)	Repayments by the Adviser increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 5.71%.
(c)	Repayments by the Adviser increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 35.49%.
(d)	Repayments by the Adviser increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 4.90%.
(e)	Repayments by the Adviser increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 34.46%.
(f)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.88%.
(g)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 28.69%.
(h)	Repayments by the Adviser increased the total return by 0.03%. If the Adviser had not made repayments, total return would have been 3.16%.
(i)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 27.69%.
(j)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.10%.
(k)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 27.80%.
(l)	Amount is less than $0.01.
(m)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and total return by 0.10%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.45 and 14.68%, respectively.

(n)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.17 and 13.81%, respectively.

(o)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.16 and 13.75%, respectively.

(p)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $19.71 and 10.46%, respectively.

(q)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.04 and 9.56%, respectively.

(r)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.04 and 9.63%, respectively.

94	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)(l)		25.47	(m)	14.78	(m)		55.768		1.32		(1.02)	171
	—			—			—	(a)		22.19		5.72	(b)		52,118		1.31		(1.04)	139
	—			—			—	(a)		20.99		35.51	(c)		60,781		1.31		(1.00)	184
	—			—			—	(a)		15.49		3.20			44,297		1.31		(1.08)	214

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(l)		20.19	(n)	13.94	(n)		19,062		2.07		(1.77)	171
	—			—			—	(a)		17.72		4.91	(d)		18,253		2.06		(1.79)	139
	—			—			—	(a)		16.89		34.47	(e)		23,073		2.07		(1.77)	184
	—			—			—	(a)		12.56		2.45			12,962		2.06		(1.83)	214

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(l)		20.18	(o)	13.88	(o)		139,516		2.07		(1.77)	171
	—			—			—	(a)		17.72		4.91	(d)		145,669		2.06		(1.79)	139
	—			—			—	(a)		16.89		34.47	(e)		173,643		2.06		(1.74)	184
	—			—			—	(a)		12.56		2.45			142,354		2.06		(1.83)	214

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)(l)		19.71	(p)	10.48	(p)		169,007		1.22		(0.75)	134
	—			—			—	(a)		17.84		3.90	(f)		186,300		1.21		(0.70)	103
	—			—			—	(a)		17.17		28.71	(g)		209,123		1.21		(0.77)	96
	—			—			—	(a)		13.34		0.15			148,721		1.21		(0.71)	105

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(l)		17.04	(q)	9.58	(q)		62,324		1.97		(1.50)	134
	—			—			—	(a)		15.55		3.19	(h)		80,594		1.96		(1.45)	103
	—			—			—	(a)		15.07		27.71	(i)		106,709		1.96		(1.52)	96
	—			—			—	(a)		11.80		(0.51)			105,896		1.96		(1.47)	105

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(l)		17.04	(r)	9.65	(r)		422,314		1.97		(1.50)	134
	—			—			—	(a)		15.54		3.12	(j)		489,743		1.96		(1.45)	103
	—			—			—	(a)		15.07		27.82	(k)		600,439		1.96		(1.52)	96
	—			—			—	(a)		11.79		(0.59)			538,347		1.96		(1.46)	105

Prospectus	95

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
RCM Large-Cap Growth Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		12.68			—	(a)(c)		0.99	(a)		0.99			—	(c)		—
06/30/2005		12.13			0.02	(a)		0.54	(a)		0.56			(0.01)			—
06/30/2004		10.89			(0.02	)(a)		1.29	(a)		1.27			(0.03)			—
06/30/2003		10.94			0.02	(a)		(0.03	)(a)		(0.01)			(0.03)			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		12.44			(0.10	)(a)		0.96	(a)		0.86			—	(c)		—
06/30/2005		11.98			(0.07	)(a)		0.53	(a)		0.46			—			—
06/30/2004		10.80			(0.10	)(a)		1.28	(a)		1.18			—			—
06/30/2003		10.91			(0.07	)(a)		(0.02	)(a)		(0.09)			(0.02)			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		12.46			(0.10	)(a)		0.97	(a)		0.87			—	(c)		—
06/30/2005		12.00			(0.07	)(a)		0.53	(a)		0.46			—			—
06/30/2004		10.82			(0.11	)(a)		1.29	(a)		1.18			—			—
06/30/2003		10.90			(0.07	)(a)		(0.01	)(a)		(0.08)			—			—
RCM Mid-Cap Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		2.58			(0.02	)(a)		0.33	(a)		0.31			—			—
06/30/2005		2.48			(0.01	)(a)		0.11	(a)		0.10			—			—
06/30/2004		2.04			(0.02	)(a)		0.46	(a)		0.44			—			—
06/30/2003		1.99			(0.02	)(a)		0.07	(a)		0.05			—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		2.55			(0.04	)(a)		0.32	(a)		0.28			—			—
06/30/2005		2.47			(0.03	)(a)		0.11	(a)		0.08			—			—
06/30/2004		2.04			(0.04	)(a)		0.47	(a)		0.43			—			—
06/30/2003		2.00			(0.03	)(a)		0.07	(a)		0.04			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		2.54			(0.04	)(a)		0.32	(a)		0.28			—			—
06/30/2005		2.47			(0.03	)(a)		0.10	(a)		0.07			—			—
06/30/2004		2.04			(0.04	)(a)		0.47	(a)		0.43			—			—
06/30/2003		2.00			(0.03	)(a)		0.07	(a)		0.04			—			—
RCM Strategic Growth Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
03/31/2006† – 06/30/2006		15.00			(0.02	)(a)		(1.42	)(a)		(1.44)			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
03/31/2006† – 06/30/2006		15.00			(0.05	)(a)		(1.42	)(a)		(1.47)			—			—

*	Annualized
#	Not annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(c)	Amount is less than $0.01.
(d)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.64%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.87 and 11.38%, respectively.

(e)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.64%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.81 and 10.34%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.65%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.80 and 10.37%, respectively.

†	Commencement of operations.

96	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)(c)		13.67		7.82			56,247		1.12		0.01	74
	—			(0.01)			—	(a)		12.68		4.65			43,387		1.18	(b)	0.17	118
	—			(0.03)			—	(a)		12.13		11.66			37,102		1.21		(0.13)	82
	(0.01)			(0.04)			—	(a)		10.89		(0.05)			19,560		1.20		0.15	25

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(c)		13.30		6.92			11,034		1.87		(0.73)	74
	—			—			—	(a)		12.44		3.84			8,357		1.93	(b)	(0.59)	118
	—			—			—	(a)		11.98		10.94			8,381		1.96		(0.89)	82
	—			(0.02)			—	(a)		10.80		(0.84)			4,384		1.95		(0.64)	25

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(c)		13.33		6.99			10,312		1.87		(0.74)	74
	—			—			—	(a)		12.46		3.83			7,857		1.93	(b)	(0.59)	118
	—			—			—	(a)		12.00		10.93			7,821		1.96		(0.91)	82
	—			—			—	(a)		10.82		(0.73)			3,699		1.95		(0.68)	25

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)(c)		2.89	(d)	12.02	(d)		4,046		1.15		(0.52)	161
	—			—			—	(a)		2.58		4.03			3,336		1.22	(b)	(0.59)	147
	—			—			—	(a)		2.48		21.57			2,836		1.23		(0.78)	145
	—			—			—	(a)		2.04		2.51			847		1.23		(0.85)	132

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(c)		2.83	(e)	10.98	(e)		2,655		1.90		(1.26)	161
	—			—			—	(a)		2.55		3.24			1,642		1.98	(b)	(1.35)	147
	—			—			—	(a)		2.47		21.08			2,083		1.98		(1.51)	145
	—			—			—	(a)		2.04		2.00			378		1.98		(1.58)	132

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(c)		2.82	(f)	11.02	(f)		3,483		1.90		(1.26)	161
	—			—			—	(a)		2.54		2.83			2,335		1.98	(b)	(1.35)	147
	—			—			—	(a)		2.47		21.08			2,627		1.98		(1.53)	145
	—			—			—	(a)		2.04		2.00			775		1.98		(1.60)	132

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)		13.56		(9.53	)#		403		1.64	*	(0.44)*	113

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)		13.53		(9.73	)#		9		2.48	*	(1.47)*	113

Prospectus	97

Allianz Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-6161

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

• PIMCO

• NFJ Investment Group

• Cadence Capital Management

• RCM

• Nicholas-Applegate

• Oppenheimer Capital

www.allianzinvestors.com

This	cover is not part of the Prospectus

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/05. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisers are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105 © 2006. For information about any product, contact your financial advisor.        AZ000_16461

Allianz Funds Prospectus

Allianz Funds

November 1, 2007

Share Classes Institutional and Administrative

This prospectus describes 18 mutual funds offered by Allianz Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and the affiliated and unaffiliated investment management organizations which serve as sub-advisers. As of September 30, 2007, the Adviser and its investment management affiliates managed approximately $[        ] billion in assets. The Adviser’s institutional heritage is reflected in the Allianz Funds offered in this Prospectus.

The prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Conten ts

Prospectus	1

Summary Information

The table below lists the investment objectives and certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

Sub-Adviser	Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
Cadence Capital Management	CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95
	CCM Emerging Companies	Long-term growth of capital	Smaller capitalization common stocks	75–120
	CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45
	CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95
NFJ Investment Group	NFJ All-Cap Value (formerly NACM Flex-Cap Value)	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50
	NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60
	NFJ International Value	Long-term growth of capital and income	Undervalued common stocks of non-U.S. companies with capitalizations greater than $1 billion	40–60
	NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60
	NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium capitalization common stocks	35–50
	NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150
Oppenheimer Capital	OCC Core Equity	Long-term capital appreciation	Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace	40–55
	OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80
	OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60
	OCC International Equity	Long-term capital appreciation	Common stocks of non-U.S. and international issuers which the portfolio manager believes are undervalued in the market place	35–65
	OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110
	OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100
	OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100
	OCC Value	Long-term growth of capital and income	Undervalued larger capitalization stocks with improving business fundamentals	35–60

2	Allianz Funds

Summary Information (continued)

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds

It is possible to lose money on investments in the Funds.    The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some Funds are subject to capitalization criteria percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria and Percentage Investment Limitations” for more information about these limitations.

Prospectus	3

CCM Capital Appreciation Fund	Ticker Symbols: PAPIX (Inst. Class) PICAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks growth of capital	Fund Focus Larger capitalization common stocks	Approximate Primary Capitalization Range $1 billion or more
		Approximate Number of Holdings 75–95	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $1 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Credit Risk	• Management Risk
• Issuer Risk	• Liquidity Risk	• Turnover Risk
• Equity Securities Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (7/31/96), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

CCM Capital Appreciation Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (3/8/91)(5)
Institutional Class — Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Multi-Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategy.

(3)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(4)

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(5)	The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	[ ]%	[ ]%	[ ]%
Administrative	0.45	0.25%	[ ]	[ ]	[ ]

(1)   Other Expenses reflects a [0.24]% Administrative Fee paid by each class and approximately [        ]% in trustees’, shareholder meeting/proxy and tax expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)   Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	5

CCM Emerging Companies Fund	Ticker Symbols: PMCIX (Inst. Class) PMGAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 75–120	Approximate Primary Capitalization Range At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. companies with smaller market capitalizations (which the portfolio management team currently defines as companies with market capitalizations of at least $100 million and at or below the highest market capitalization of companies represented in the Russell 2000 Index ($[      ] billion as of September 30, 2007)) that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

The portfolio management team defines “emerging companies” as companies which it believes have improving fundamentals and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, in making investment decisions for the Fund, the portfolio management team primarily considers U.S. companies with smaller market capitalizations, as described above. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked companies in the universe to an analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability, and normally selects individual stocks for the Fund from among the smaller capitalization companies identified in this analysis. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when the company has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Fund expects to invest a substantial portion of its assets in the securities of companies with smaller market capitalizations, as described above, and may invest in securities issued in initial public offerings (IPOs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may utilize stock index futures contracts.

The Fund is not currently open to new investors. See “Investment Options—Institutional Class and Administrative Class Shares—Disclosure Relating to the CCM Emerging Companies Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Credit Risk	• Leveraging Risk
• Issuer Risk	• Derivatives Risk	• Liquidity Risk
• Equity Securities Risk	• Focused Investment Risk	• Management Risk
• Smaller Company Risk	• IPO Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (4/1/96), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	Allianz Funds

CCM Emerging Companies Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (6/25/93)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Small-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.

(4)	The Fund began operations on 6/25/93. Index comparisons begin on 6/30/93.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	1.25%	None	[ ]%	[ ]%	[ ]%
Administrative	1.25	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately 0.02% in trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	7

CCM Focused Growth Fund	Ticker Symbols: AFGIX (Inst. Class) ALADX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital	Fund Focus Common stocks of companies in the Russell 1000 Growth Index	Approximate Primary Capitalization Range $100 million or more

		Approximate Number of Holdings 35–45	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

In selecting securities for the Fund’s portfolio, the portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Smaller Company Risk • Credit Risk • Focused Investment Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The Fund’s Administrative Class shares were not outstanding during the time periods shown. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	Allianz Funds

CCM Focused Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception 8/31/99(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%
Lipper Multi-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 8/31/99. Index comparisons begin on 8/31/99.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	[ ]%	[ ]%	[ ]%
Administrative	0.45	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately [      ]% and [      ]% in trustees’ and shareholder meeting/proxy expenses incurred by Institutional Class and Administrative Class Shares, respectively, each during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	9

CCM Mid-Cap Fund	Ticker Symbols: PMGIX (Inst. Class) PMCGX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks growth of capital	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 75–95	Approximate Primary Capitalization Range More than $500 million (excluding the 200 largest capitalization companies in the U.S. market) Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The Fund expects that, under normal circumstances, a majority of its investments will have a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $[        ] billion and $[        ] billion as of September 30, 2007).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or it an alternative investment is deemed more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Smaller Company Risk	• Management Risk
• Issuer Risk	• Credit Risk	• Turnover Risk
• Equity Securities Risk	• Liquidity Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	Allianz Funds

CCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (8/26/91)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest principally in companies with market capitalizations less than $5 billion at the time of investment. It does not take into account sales charges.

(4)	The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	[ ]%	[ ]%	[ ]%
Administrative	0.45	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.24]% Administrative Fee paid by each class and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$[	]
Administrative		[	]		[	]		[	]	[	]

Prospectus	11

NFJ All-Cap Value Fund	Ticker Symbols: PNFIX (Inst. Class) PNCAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued common stocks in a broad range of capitalizations Approximate Number of Holdings 35–50	Approximate Primary Capitalization Range All capitalization Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz NACM Flex-Cap Value Fund,” and was previously sub-advised by Nicholas-Applegate Capital Management LLC using different investment strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The Fund changed its sub-adviser, investment objective, and principal investment strategies on April 2, 2007; the performance results shown below would not necessarily have been achieved had the Fund’s current sub-adviser, investment objective and principal investment strategies been in place for the period shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	Allianz Funds

NFJ All-Cap Value Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class —After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%
Russell 3000 Value Index(2)	[ ]%	[ ]%
Lipper Multi-Cap Value Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 3000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 and Russell 2000 Indexes considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses(3)
Institutional	0.65%	None	[ ]%	[ ]%	[ ]%
Administrative	0.65	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and 0.02% in trustees’, tax and shareholder meeting/proxy expenses incurred by each Class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(3)

[Total Annual Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	13

NFJ Dividend Value Fund	Ticker Symbols: NFJEX (Inst. Class) ANDAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Income producing common stocks with potential for capital appreciation	Approximate Primary Capitalization Range Greater than $2 billion
		Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that pay or are expected to pay dividends. The Fund will invest a significant portion of its assets in common stocks of companies with market capitalizations of greater than $2 billion. The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the stocks selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “Investment Options—Institutional Class and Administrative Class Shares—Disclosure Relating to the NFJ Dividend Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right shows performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	Allianz Funds

NFJ Dividend Value Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception (5/8/00)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index(2)	[ ]%	[ ]%	[ ]%
Lipper Equity Income Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds’ gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.

(4)	The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	[ ]%	[ ]%	[ ]%
Administrative	0.45	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.23]% and [0.22]% Administrative Fee paid by Institutional Class and Administrative Class shares, respectively, and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by each class shares during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	15

NFJ International Value Fund	Ticker Symbols: ANJIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion	Approximate Primary Capitalization Range Greater than $1 billion
		Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investments in ADRs.

The portfolio managers use a value investing style focusing on equity securities of companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be the most undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The performance information in the bar chart, the information to its right and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of Institutional Class shares. Performance information shown in the Average Annual Total Returns table also shows performance of the Institutional Class shares of the Fund and estimated performance of Administrative Class shares of the Fund. The estimated Administrative Class shares performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Although Institutional Class and Administrative Class shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s Administrative Class shares were not outstanding during the periods shown. The prior performance for periods in which the Fund paid lower or no advisory fees and administrative fees has been adjusted downwards to reflect the advisory fees and administrative fees currently paid by Institutional and Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	Allianz Funds

NFJ International Value Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest (4th Qtr. ‘04)	[ ]%

	Lowest (2nd Qtr. ‘04)	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (1/31/03)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%
MSCI AC World Index ex USA(2)	[ ]%	[ ]%
Lipper International Multi-Cap Value Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The MSCI AC World Index ex USA is an unmanaged index of mid- and larger-capitalization common stocks of non-U.S. companies. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The Fund began operations on 1/31/03. Index comparisons begin on 1/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund.

Shareholder fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.60%	None	[ ]%	[ ]%	[ ]%
Administrative	0.60	0.25%	[ ]	[ ]	[ ]

(1)   Other Expenses reflects a [0.45]% Administrative Fee paid by each class and approximately [        ]% in trustees’ shareholder meeting/proxy and tax expenses incurred by Institutional Class shares during the most recent fiscal year and [        ]% in trustees’ expense estimated to be incurred by Administrative Class shares during the Fund’s current fiscal year. See “Management of the Funds—Administrative Fees.”

(2)   Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	17

NFJ Large-Cap Value Fund	Ticker Symbols: ANVIX (Inst. Class) ALNFX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued large capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index.
		Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $[        ] billion as of September 30, 2007). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Credit Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The Fund’s Administrative Class shares were not outstanding during the time periods shown. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	Allianz Funds

NFJ Large-Cap Value Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception (5/8/00)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%
Russell Top 200 Value Index(2)	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell Top 200 Value Index is an unmanaged index that measures the performance of companies in the Russell Top 200 Index with a less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of their dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted against the size of the funds.

(4)	The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	[ ]%	[ ]%	[ ]%
Administrative	0.45	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately [        ]% and [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by Institutional Class and Administrative Class shares, respectively, each during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	19

NFJ Mid-Cap Value Fund	Ticker Symbols: ANIVX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued medium capitalization common stocks	Approximate Primary Capitalization Range Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets
		Approximate Number of Holdings 35–50	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalization of between $[        ] billion and $[        ] billion as of September 30, 2007). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities. North American companies include, but are not limited to, companies headquartered in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including, without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

20	Allianz Funds

NFJ Mid-Cap Value Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.60%	None	[ ]%	[ ]%	[ ]%

(1)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) fees and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Fund—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below, which are based on estimated amounts for the Fund’s initial fiscal year, are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$[ ]	$[ ]	$[ ]	$[ ]

Prospectus	21

NFJ Small-Cap Value Fund	Ticker Symbols: PSVIX (Inst. Class) PVADX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued small capitalization common stocks	Approximate Primary Capitalization Range Between $100 million and $3.5 billion
		Approximate Number of Holdings 100–150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be those with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”) and non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “Investment Options—Institutional Class and Administrative Class Shares—Disclosure Relating to the NFJ Small-Cap Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Emerging Markets Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• Focused Investment Risk	• REIT Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (11/1/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	Allianz Funds

NFJ Small-Cap Value Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (10/1/91)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Small-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)

The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) that are less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.

(4)	The Fund began operations on 10/1/91. Index comparisons begin on 9/30/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fee(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Institutional	[0.60]%	None	[ ]%	[ ]%	[ ]%
Administrative	[0.60]	0.25%	[ ]	[ ]	[ ]

(1)

The Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(2)

Other Expenses reflects a [0.24]% Administrative Fee paid by each class and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	23

OCC Core Equity Fund	Ticker Symbols: AOQIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace	Approximate Primary Capitalization Range Greater than $5 billion
		Approximate Number of Holdings 40–55	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S. issuers with market capitalizations greater than $5 billion that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks. The Fund may invest in other equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest up to 25% of its assets in non-U.S. securities, except it may invest without limit in American Depositary Receipts (ADRs).

The portfolio manager selects stocks for the Fund using a “fundamental” approach to investing. The portfolio manager searches for securities of companies believed to be undervalued in the marketplace in relation to factors such as a company’s assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process includes the following techniques:

•

A “bottom up” analytical approach, focusing on the performance of individual issuers before considering overall economic or industry trends, evaluating each issuer’s characteristics, financial results, and management.

•

A search for securities of established companies believed to be undervalued and to have a high return on capital, strong management committed to shareholder value, and strong competitive positions within their industries.

•

Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager’s initial expectations about the security and might result in a decision to sell the security.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	Allianz Funds

OCC Core Equity Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ )]	[ ]%

	Lowest ([ )]	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception [ / / ](3)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%
Lipper [ ] Average(3)

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)	The Lipper [ ] Average is [ ].
(4)	The Fund began operations on [ / / ]. Index comparisons begin on [ / / ].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional Class	0.45%	None	[ ]%	[ ]%	[ ]%

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by the Class and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	25

OCC Equity Premium Strategy Fund	Ticker Symbols: PMEIX (Inst. Class) PGOIX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and current income	Fund Focus Large capitalization common stocks; written call options Approximate Number of Holdings 40–80	Approximate Primary Capitalization Range Greater than $5 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities. In addition, the Fund will normally invest at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs) (the “Option Strategy”). The value of the securities underlying the options written by the Fund ordinarily ranges from between 50% to 90% of the Fund’s net asset value. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to stockholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques—Call Option Strategy Employed by OCC Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price, and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management, and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class Shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (4/16/01), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. At various times prior to November 1, 2005 the fund had a different investment objective, different investment policies and employed a different sub-advisor; the performance results shown on the next page would not necessarily have been achieved had the Fund’s current objective and policies then been in effect. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26	Allianz Funds

OCC Equity Premium Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/28/94)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Core Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges–Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.60%	None	[ ]%	[ ]%	[ ]%
Administrative	0.60	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately [    ]% in trustees’, interest and shareholder meeting/proxy expense incurred by each class during the most recent fiscal year. See “Management of the Funds–Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	27

OCC Growth Fund	Ticker Symbols: PGFIX (Inst. Class) PGFAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 40–60	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a stock if the portfolio manager believes that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Derivatives Risk	• Management Risk
• Issuer Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Equity Securities Risk	• Leveraging Risk	• REIT Risk
• Credit Risk	• Liquidity Risk	• Turnover Risk
• Currency Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund’s Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

28	Allianz Funds

OCC Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (2/24/84)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.50%	None	[ ]%	[ ]%	[ ]%
Administrative	0.50	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately [    ]% in trustees’, interest and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	29

OCC International Equity Fund	Ticker Symbols: AOIIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Common stocks of non-U.S. and international issuers which the portfolio manager believes are undervalued in the market place Approximate Number of Holdings 35–65	Approximate Primary Capitalization Range All capitalizations, but primarily greater than $5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing primarily in common stocks of non-U.S. issuers which the portfolio manager believes are undervalued in the marketplace. The Fund may also invest a significant portion of its assets in international issuers, which include multi-national companies that may have significant operations in or derive significant revenues from the United States. Although the Fund invests primarily in common stocks, it may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks. The Fund invests primarily in companies with market capitalizations of greater than $5 billion, although it may also invest in smaller-capitalization companies. The Fund expects to normally invest in at least nine different countries, and may invest up to 10% of its assets in companies organized or headquartered in emerging market countries. The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities.

The portfolio manager selects stocks for the Fund using a “fundamental” approach to investing. The portfolio manager searches for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company’s assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process includes the following techniques:

•

A “bottom up” analytical approach, focusing on the performance of individual issuers by evaluating each issuer’s characteristics, financial results and management, and considering trends in the overall economy or issuer’s industry.

•

An attempt to identify securities of established companies believed to be undervalued and to have relatively high returns on capital, strong management committed to shareholder value and strong competitive positions within their industries.

•

Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager’s initial expectations about the security and might result in a decision to sell the security.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Market Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

30	Allianz Funds

OCC International Equity Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges--Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional Class	0.60%	None	[ ]%	[ ]%	[ ]%

(1)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds-Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Prospectus	31

OCC Opportunity Fund	Ticker Symbols: POFIX (Inst. Class) POADX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 70–110	Approximate Primary Capitalization Range Less than $2 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio manager’s investment process focuses on bottom-up, fundamental analysis. The portfolio manager considers “growth” companies to include companies he believes to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a stock when an alternative investment opportunity is deemed more attractive. The portfolio manager seeks to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• IPO Risk	• Turnover Risk
• Credit Risk	• Leveraging Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund’s Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

32	Allianz Funds

OCC Opportunity Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07 - 9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (2/24/84)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Small-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.

(4)	The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.65%	None	[ ]%	[ ]%	[ ]%
Administrative	0.65	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately [        ]% in trustees’, interest and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	33

OCC Renaissance Fund	Ticker Symbols: PRNIX (Inst. Class) PRAAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued stocks with improving business fundamentals	Approximate Primary Capitalization Range All capitalizations
		Approximate Number of Holdings 50–100	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that the portfolio managers believe are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the portfolio managers consistent with their expectation of longer-term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers select stocks for the Fund using a “value” style. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book and price-to-cash-flow ratios. The portfolio managers analyze stocks and seek to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio managers may look to sell a stock when they believe that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk	• Currency Risk • Derivatives Risk	• Liquidity Risk • Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• IPO Risk	• REIT Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Institutional Class shares (12/30/97) and Administrative Class shares (8/31/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund’s Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower distribution and/or service (12b-1) fees (if any) and administrative fees. Prior to February 11, 2005, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

34	Allianz Funds

OCC Renaissance Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (4/18/88)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Institutional	0.60%	None	[ ]%	[ ]%	[ ]%
Administrative	0.60	0.25%	[ ]	[ ]	[ ]

(1)	The Fund’s advisory fee has been reduced by 0.10% to 0.50%. This advisory fee reduction will continue until at least December 31, 2007.
(2)

Other Expenses reflects a [0.24]% Administrative Fee paid by each class and approximately [    ]% in trustees’, interest and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	35

OCC Target Fund	Ticker Symbols: PFTIX (Inst. Class) PTADX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income	Fund Focus Medium capitalization common stocks	Approximate Primary Capitalization Range Between $1 billion and $10 billion
		Approximate Number of Holdings Up to 100	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in equity securities of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select stocks for the Fund using a “growth” style. The portfolio managers consider “growth” companies to be companies that they believe have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund will consider selling a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The Fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs) and in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Institutional Class and Administrative Class shares (3/31/99), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund’s Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

36	Allianz Funds

OCC Target Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	5 Years	10 Years	Fund Inception (12/17/92)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.55%	None	[ ]%	[ ]%	[ ]%
Administrative	0.55	0.25%	[ ]	[ ]%	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	37

OCC Value Fund	Ticker Symbols: PDLIX (Inst. Class) PVLAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued larger capitalization stocks with improving business fundamentals	Approximate Primary Capitalization Range Greater than $5 billion
		Approximate Number of Holdings 35–60	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations greater than $5 billion and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund may invest a portion of its assets in common stocks that the portfolio manager expects will generate income.

The portfolio manager selects stocks for the Fund using a “value” style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals, such as strength of management and the company’s competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Prior to February 11, 2005, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

38	Allianz Funds

OCC Value Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/30/91)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	[ ]%	[ ]%	[ ]%
Administrative	0.45	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately [        ]% in interest, trustees’, shareholder meeting/proxy and tax expenses incurred by each class during the most recent fiscal year. See “Management of the Funds-Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	39

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk

All of the Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in countries outside the U.S. may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Option Strategy employed by the OCC Equity Premium Strategy Fund, together with certain related risks, is further described under “Characteristics and Risks of Securities and Investment Techniques – Call Option Strategy Employed by OCC Equity Premium Strategy Fund” in this Prospectus. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for loss is unlimited. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed countries outside the U.S. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment

40	Allianz Funds

Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to its bond holders and other creditors, a company’s equity securities will usually react more strongly than the interest of bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

The Funds may from time to time invest a substantial portion of their assets in these and other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

IPO Risk

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Prospectus	41

Issuer Risk

The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales that are not “against the box” may involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box”, could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio may decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many countries outside the U.S. are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries outside the U.S. differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a country outside the U.S. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with non-U.S. investments. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities.

REIT Risk

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can

42	Allianz Funds

also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds

In addition to the risks described above, certain of the Funds are recently formed and therefore have limited or no history for investors to evaluate. Also, it is possible that the newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Management of the Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other service required by the Funds.

Advisory Fees

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

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During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, OCC Core Equity and OCC Value Funds	0.45%
OCC Growth Fund	0.50%
OCC Target Fund	0.55%
NFJ Mid-Cap Value*, NFJ Small-Cap Value**, NFJ International Value, OCC Equity Premium Strategy, OCC International Equity* and OCC Renaissance*** Funds	0.60%
OCC Opportunity and NFJ All-Cap Value Funds	0.65%
CCM Emerging Companies Fund	1.25%

*	The Fund recently commenced operations and, as a result, did not pay advisory fees during the most recently completed fiscal year. The fee rate stated above reflects the advisory fee rate payable for the current fiscal year.
**	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” effective January 1, 2007, the Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.
***	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” the Fund’s advisory fee has been reduced by 0.10% to 0.50%. This advisory fee reduction will continue until at least December 31, 2007.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreements (except for the NFJ All-Cap Value Fund) between Allianz Global Fund Management and each respective Sub-Adviser is available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2006. A discussion regarding the basis for the Board of Trustees’ approval of the portfolio management agreement between Allianz Global Fund Management and NFJ Investment Group L.P. with respect to NFJ All-Cap Value Fund is available in the Fund’s annual reports to shareholders for the fiscal year ended June 30, 2007.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to those classes of shares. The Administrator, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small Funds, but the excess of the fee over costs generally increase as Funds grow in asset size. The Funds do bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

Institutional and Administrative Class shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fee
NFJ International Value and OCC International Equity Funds	0.45%
All Other Funds	0.25%

The Administrative Fee rate for each Fund (except the OCC Renaissance, OCC Value and NFJ Small-Cap Value Funds) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion. The Administrative Fee rate for each of the OCC Renaissance, OCC Value and NFJ Small-Cap Value Funds is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in

44	Allianz Funds

nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages and its investment specialty.

Sub-Adviser*	Funds	Investment Specialty
Cadence Capital Management LLC (“Cadence”) 265 Franklin Street, 11th Floor Boston, MA 02110	CCM Capital Appreciation, CCM Emerging Companies, CCM Focused Growth and CCM Mid-Cap Funds (the “CCM Funds”)	A blend of growth companies whose stock the Sub-Adviser believes is reasonably valued by the market
NFJ Investment Group L.P. (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and NFJ Small-Cap Value Funds (the “NFJ Funds”)	Stocks that the Sub-Adviser believes are undervalued and/or offer above-average dividend yields
Oppenheimer Capital LLC (“Oppenheimer Capital”) 1345 Avenue of the Americas, 49th Floor New York, NY 10105-4800	OCC Core Equity, OCC Equity Premium Strategy, OCC Growth, OCC International Equity, OCC Opportunity, OCC Renaissance, OCC Target and OCC Value Funds (the “OCC Funds”)	Stocks that the Sub-Adviser believes are undervalued
*	Each of the Sub-Advisers (except Cadence) is affiliated with the Adviser.

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

Cadence

Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2007, of approximately $[    ] billion.

The following individuals at Cadence share primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager(s)	Since	Recent Professional Experience
CCM Capital Appreciation Fund	William B. Bannick	1992	Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1992.
	Robert L. Fitzpatrick	2004	Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick has been a member of the investment team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1999.
	Michael J. Skillman	2006	Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994 and is a member of the investment team that manages the Allianz Funds sub-advised by Cadence.

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Fund	Portfolio Manager(s)	Since	Recent Professional Experience
CCM Emerging Companies Fund	Mr. Bannick	1993*	See above.
	Mr. Fitzpatrick	2004	See above.
	Mr. Skillman	2006	See above.
CCM Focused Growth Fund	Mr. Bannick	1999*	See above.
	Mr. Fitzpatrick	2004	See above.
	Mr. Skillman	2006	See above.
CCM Mid-Cap Fund	Messrs. Bannick, Fitzpatrick and Skillman	Same as Capital Appreciation Fund	See above.

*	Since inception of the Fund.

Cadence is majority-owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. In connection with the transaction in which Cadence was purchased by its management and its co-investors, Allianz and its affiliates may be obligated to make payments (“Termination Payments”) to Cadence if Cadence is terminated as sub-adviser to any Fund before September 2010. Because of these payments, the Adviser may have an economic disincentive to terminate or recommend the termination of Cadence as sub-adviser to the Funds noted above, even when it would be in a Fund’s best interests to do so. However, the Adviser has a fiduciary duty to act in each Fund’s best interests regardless of any Termination Payment that may result. In addition, under the sub-advisory agreement with Cadence, the Board of Trustees has the ability to terminate or not renew the sub-advisory agreement with Cadence without the consent or approval of the Adviser, and a majority of the Board is comprised of disinterested Trustees who have no economic interest in Cadence, the Adviser or the Termination Payments.

In addition, in connection with a “Call Agreement” entered into in connection with the sale of Cadence, there is a significant chance that, before September 2010, it will be proposed that the Funds for which Cadence serves as sub-adviser be reorganized into funds that are not part of the Allianz Funds family. This could result in, among other things, the shareholders of those Funds being unable to exchange on a load-free basis into other Allianz Funds or PIMCO Funds, different (and possibly reduced) shareholder services and different fees and expenses. The Trustees have indicated that they will evaluate these and other relevant factors before determining whether to approve any such transaction.

NFJ

NFJ provides advisory services to mutual funds and institutional accounts and non-discretionary advisory services to managed account programs. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets (including discretionary and non-discretionary accounts) as of September 30, 2007, of approximately $[    ] billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of each Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below:

Fund	Portfolio Manager(s)	Since	Recent Professional Experience
NFJ All-Cap Value Fund	Jeffrey S. Partenheimer (Lead)	April 2007	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.
	Benno J. Fischer	April 2007	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.
	Thomas W. Oliver	April 2007	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

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Fund	Portfolio Manager(s)	Since	Recent Professional Experience
NFJ Dividend Value Fund	Mr. Fischer (Lead)	2000*	See above.
	R. Burns McKinney	2007	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.
	Mr. Partenheimer	2002	See above.
	Mr. Oliver	2006	See above.
NFJ International Value Fund	Mr. Fischer (Lead)	2002**	See above.
	Mr. McKinney	2006	See above.
	Mr. Oliver	2006	See above.
NFJ Large-Cap Value Fund	Paul A. Magnuson (Lead)	2000*

Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	Mr. Fischer	2000*	See above.
	Mr. Partenheimer	2002	See above.
NFJ Mid-Cap Value Fund	Mr. Partenheimer (Lead)	2006*	See above.
	Mr. Fischer	2006*	See above.
	Mr. Oliver	2006	See above.
NFJ Small-Cap Value Fund	Mr. Magnuson (Lead)	1995	See above.
	Mr. Fischer	1991*	See above.
	Mr. McKinney	2006	See above.

*	Since inception of the Fund.
**	Prior to April 1, 2005, Messrs. Najork and Fischer managed the NFJ International Value Fund in their capacity as officers of the Trust.

Oppenheimer Capital

Oppenheimer Capital has operated as an investment adviser to investment companies and other investors since its organization in 1980.

The following individuals at Oppenheimer Capital have primary responsibility for the noted Funds. In addition to serving as co-portfolio manager of the OCC Target Fund, Jeff Parker, Managing Director of Oppenheimer Capital, is responsible for overseeing investment and trading decisions for the OCC Growth and OCC Opportunity Funds. Information about Mr. Parker is set forth below. In addition to serving as portfolio manager of the OCC Value Fund, Colin Glinsman, Managing Director and Chief Investment Officer of Oppenheimer Capital, is responsible for overseeing the OCC Renaissance Fund’s portfolio management team. Information about Mr. Glinsman is set forth below. Different sub-advisory firms served as Sub-Adviser for the OCC Renaissance Fund and OCC Value Fund prior to February 11, 2005 and for the OCC Equity Premium Strategy, OCC Growth, OCC Opportunity and OCC Target Funds prior to November 1, 2006. As of September 30, 2007, Oppenheimer Capital had approximately $[    ] billion in assets under management.

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Core Equity Fund	Robert Urquhart	2005 (inception)	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.
OCC Equity Premium Strategy Fund	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 14 years of investment management experience.
	Robert Urquhart (Lead on Equity)	2005	See above.

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Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Growth Fund	Robert Urquhart (Lead)	2005	See above.
	Martin Mickus	2006	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he was a research analyst at S&P Equity Research. He also spent two years as an Assistant Portfolio Manager and Research Analyst with the InterGroup Corporation. He has 14 years of investment industry experience.
OCC International Equity Fund	Elisa Mazen	2006 (inception)	Head of the International Equity product group and a portfolio manager at Oppenheimer Capital. She has 23 years of investment experience, including the last 13 years at Oppenheimer Capital.
OCC Opportunity Fund	Michael Corelli	2003	Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.
OCC Renaissance Fund	Nick Frelinghuysen	2006

Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Nick joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 13 years of experience as a research analyst and over 3 years of portfolio management experience.

	Brad Holmes	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Brad joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team. He has 14 years of experience as a research analyst, over 4 years of portfolio management experience and is a CFA charterholder.
OCC Target Fund	Martin Mickus	2004	See above.
	Jeff Parker (Lead)	1999	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.
OCC Value Fund	Colin Glinsman	2005	Managing Director and Chief Investment Officer of Oppenheimer Capital. He has 23 years of investment experience, including 18 years at Oppenheimer Capital.

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Renaissance and OCC Value Funds’ investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund (except the CCM Emerging Companies, CCM Mid-Cap, NFJ Dividend Value and NFJ Large-Cap Value Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and

48	Allianz Funds

AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Prospectus	49

Investment Options—Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus (except for the NFJ Mid-Cap Value, OCC Core Equity and OCC International Equity Funds, which offer only Institutional Class shares).

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable “Holding Period.” See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

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Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund that offers Administrative Class shares. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Each Plan allows the Funds that offer Administrative Class shares to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

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Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays service and/or distribution fees with respect to Administrative Class shares to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

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Disclosure Relating to the CCM Emerging Companies Fund.  Institutional and Administrative Class shares of the CCM Emerging Companies Fund are currently no longer available for purchase by new investors in each Fund. Shareholders who owned shares of the CCM Emerging Companies Fund as of the close of business on November 30, 2004 are still permitted to purchase additional shares of the Fund for so long as they continue to own shares of the Fund. Similarly, participants in any self-directed qualified benefit plan (for example, 401(k), 403(b) custodial accounts and Keogh Plans, but not IRAs, including SEP, SAR/SEP or SIMPLE IRAs) that owned shares of the CCM Emerging Companies Fund as of the close of business on November 30, 2004, for any single plan participant are eligible to direct the purchase of Fund shares by their plan account for so long as the plan continues to own shares of the Fund for any plan participant. In the event a shareholder no longer owns any shares of the Fund, or a self-directed qualified benefit plan no longer owns any Fund shares on behalf of its participants, such shareholder or all participants in such plan, as the case may be, are no longer eligible to purchase shares of the Fund.

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Disclosure Relating to the NFJ Small-Cap Value Fund.  Institutional and Administrative Class shares of the NFJ Small-Cap Value Fund are currently no longer available for purchase by new investors in the Fund.

50	Allianz Funds

Shareholders who owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Similarly, participants in any employer sponsored retirement benefit plan that owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 and participants in a related retirement benefit plan having the same employer sponsor (“related plan”), are eligible to direct the purchase of Fund shares by their plan account for so long as the plan or related plan continues to own shares of the Fund for any plan participant. In the event a shareholder no longer owns any shares of the NFJ Small-Cap Value Fund, or an employer sponsored retirement benefit plan or related plan no longer owns any Fund shares on behalf of its participants, such shareholder or all participants in such plan or related plan, as the case may be, are no longer eligible to purchase shares of the Fund.

Shareholders of other series of Allianz Funds and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the CCM Emerging Companies or NFJ Small-Cap Value Funds, unless the shareholders are independently eligible to purchase shares of the relevant Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

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Disclosure Relating to the NFJ Dividend Value Fund.  Institutional and Administrative Class shares of the NFJ Dividend Value Fund are currently no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Dividend Value Fund as of the close of business on April 23, 2007 are still permitted to purchase additional shares of the Fund for so long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Dividend Value Fund, such shareholder is no longer eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the close of business on April 23, 2007, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or Administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the April 23, 2007, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Shareholders of other series of Allianz Funds and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the NFJ Dividend Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-498-5413, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

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Payments to Financial Firms.  Some or all of the service and distribution fees imposed upon Administrative Class shares described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

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A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the exact termination date is not known. Currently, the payments described in this paragraph are generally not made with respect to Administrative or Institutional Class shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

Purchases, Redemptions and Exchanges

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

52	Allianz Funds

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

•

Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

•

Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust’s transfer agent, Boston Financial Data Services-Midwest (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

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Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Allianz Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, Boston Financial Data Services-Midwest, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•

Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•

Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent

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purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Adviser or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

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Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

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Redemption Fees.  Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
CCM Capital Appreciation, CCM Emerging Companies, CCM Focused Growth, CCM Mid-Cap, NFJ Dividend Value, NFJ All-Cap Value
NFJ Large-Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Core Equity, OCC Renaissance, OCC Value, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity and OCC Target Funds	•
NFJ International Value and OCC International Equity Funds		•

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs where redemptions are processed through financial intermediaries. There may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and

54	Allianz Funds

exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described below under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

Waivers of Redemption Fees.  The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

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Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another Fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redeeming Shares

•

Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to Allianz Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Allianz Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

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Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be

56	Allianz Funds

forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

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Other Redemption Information.  Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders of the Funds who redeem their shares within the applicable Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below or in the applicable Funds’ or series prospectus(es), an investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or

Prospectus	57

other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees), of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days prior notice whenever it is reasonably able to do so. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

58	Allianz Funds

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed on the previous page.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time

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(the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the higher expenses applicable to Administrative Class shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they

60	Allianz Funds

generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations.

Fund	At Least Annually	Quarterly
OCC Equity Premium Strategy, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value and NFJ Mid-Cap Value Funds		•
All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-927-4648.

Tax Consequences

•

Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to shareholders as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to the shareholders, up to the amount of each shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gains for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), as the OCC Equity Premium Strategy Fund may choose to do, and the distributions are supported by the Fund’s “current earnings and profits,” the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by a Fund. The capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a

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shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•

Taxes on Redemptions or Exchanges of Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders that are subject to such tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

•

A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding.  The Funds generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the

62	Allianz Funds

company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. The Funds define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded

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in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities

Each of the Funds that may invest in non-U.S. securities, may invest in securities of issuers tied economically to or that trade principally in countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; technical difficulties and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific

64	Allianz Funds

currency at a date and at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell a currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). Each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

Unless otherwise stated in the Fund Summaries, the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly participate in other types of investments. For example, a Fund may use derivative

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instruments (such as securities swaps) to indirectly gain exposure to the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly

66	Allianz Funds

forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Call Option Strategy Employed by OCC Equity Premium Strategy Fund

The OCC Equity Premium Strategy Fund intends to sell (write) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (“ETFs”). The value of the securities underlying the options written by the Fund ordinarily ranges between 50% to 90% of the Fund’s net asset value. The call option strategy employed by the Fund is described in this section; options generally are described below and further under “Investment Objectives and Policies – Derivative Instruments” in the Statement of Additional Information. The Fund may use the call option strategy to generate gains from option premiums in an attempt to enhance the Fund’s distributions and to reduce overall portfolio risk. However, there is no assurance that the call option strategy will achieve its objectives.

Call options are contracts representing the right to purchase the underlying equity security or ETF or the cash value of the index at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security or ETF or the cash value of the applicable index over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium, although it would retain the risk of loss should the price of the underlying security, ETF or index decline. Therefore, the Fund’s use of the call option strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) or equal to (“at-the-money”) the market value of the underlying security, ETF or index. The Fund also may write “in-the-money” call options (i.e., with a strike price below the market value of the underlying security, ETF or index). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. With respect to options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions. The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as

Prospectus	67

to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. equity securities. See “Non-U.S. Securities” above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Funds’ restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objective when they does so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic

68	Allianz Funds

and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Funds’ limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Variable and Floating Rate Securities

The Funds may invest a portion of their assets in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the

Prospectus	69

period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or

70	Allianz Funds

condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

Each Fund may invest in other investment companies, including exchange traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganizations transactions with other funds may experience increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the [            ] Funds had a portfolio turnover rate in excess of 100%. Other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies

The investment objective of each of the CCM Focused Growth, NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, OCC Core Equity, OCC International Equity OCC Renaissance, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity and OCC Target Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the CCM Focused Growth, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Core Equity and the OCC Equity Premium Strategy Funds have adopted 80% investment policies under Rule 35d-1 under the Investment Company Act of 1940 (which policies are set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, several of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, may have a

Prospectus	71

disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Trust’s Statement of Additional Information. In addition, on the first day of each month, the Adviser will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the prior month end. The Adviser will post this information on the website approximately thirty days after a month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

72	Allianz Funds

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Prospectus	73

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [                                                 ], whose report, along with each Fund’s financial statements, is included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss) on Investments(a)			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
CCM Capital Appreciation Fund
Institutional Class
06/30/2007	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[ ]
06/30/2006		18.36			0.12		1.78			1.90			(0.04)			–
06/30/2005		16.63			0.16		1.67			1.83			(0.10)			–
06/30/2004		14.27			0.06		2.30			2.36			–			–
06/30/2003		14.83			0.04		(0.60)			(0.56)			–			–
Administrative Class
06/30/2007		[	]		[ ]		[	]		[	]		[	]		[ ]
06/30/2006		17.99			0.07		1.74			1.81			(0.02)			–
06/30/2005		16.32			0.11		1.64			1.75			(0.08)			–
06/30/2004		14.04			0.02		2.26			2.28			–			–
06/30/2003		14.59			0.01		(0.56)			(0.55)			–			–
CCM Emerging Companies Fund
Institutional Class
06/30/2007	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[ ]
06/30/2006		23.27			(0.20)		3.40			3.20			–			(1.92)
06/30/2005		23.89			(0.18)		1.73			1.55			–			(2.17)
06/30/2004		19.70			(0.26)		6.27			6.01			–			(1.82)
06/30/2003		21.62			(0.20)		0.53			0.33			–			(2.25)
Administrative Class
06/30/2007		[	]		[ ]		[	]		[	]		[	]		[ ]
06/30/2006		22.46			(0.25)		3.28			3.03			–			(1.92)
06/30/2005		23.20			(0.23)		1.66			1.43			–			(2.17)
06/30/2004		19.21			(0.31)		6.12			5.81			–			(1.82)
06/30/2003		21.19			(0.24)		0.51			0.27			–			(2.25)
CCM Focused Growth Fund
Institutional Class
06/30/2007	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[ ]
06/30/2006		7.82			0.04		1.50			1.54			(0.02)			–
06/30/2005		6.94			0.02		0.86			0.88			–			–
06/30/2004		5.66			– (b)		1.28			1.28			–			–
06/30/2003		5.63			– (b)		0.03			0.03			–			–
CCM Mid-Cap Fund
Institutional Class
06/30/2007	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[ ]
06/30/2006		25.20			0.10		3.20			3.30			–			–
06/30/2005		21.80			0.07		3.33			3.40			–			–
06/30/2004		17.65			0.02		4.13			4.15			–			–
06/30/2003		18.05			0.01		(0.41)			(0.40)			–			–
Administrative Class
06/30/2007		[	]		[ ]		[	]		[	]		[	]		[ ]
06/30/2006		24.71			0.02		3.16			3.18			–			–
06/30/2005		21.44			0.02		3.25			3.27			–			–
06/30/2004		17.40			(0.03)		4.07			4.04			–			–
06/30/2003		17.83			(0.03)		(0.40)			(0.43)			–			–

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $28.48 and 13.04%, respectively.

(d)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.87 and 12.81%, respectively.

74	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee(a)			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			(0.04)		–	(b)		20.22		10.33			383,054		0.72		0.60	161
	–			(0.10)		–			18.36		11.01			258,048		0.71		0.90	137
	–			–		–			16.63		16.54			292,920		0.71		0.35	148
	–			–		–			14.27		(3.77)			240,130		0.70		0.33	161

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	–			(0.02)		–	(b)		19.78		10.09			459,715		0.97		0.35	161
	–			(0.08)		–			17.99		10.75			287,845		0.96		0.66	137
	–			–		–			16.32		16.24			235,357		0.96		0.10	148
	–			–		–			14.04		(3.76)			188,923		0.95		0.08	161

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			(1.92)		–	(b)		24.55		14.08			597,208		1.52		(0.81)	155
	–			(2.17)		–			23.27		6.82			597,547		1.51		(0.79)	144
	–			(1.82)		–			23.89		31.57			491,944		1.50		(1.13)	176
	–			(2.25)		–			19.70		3.50			284,187		1.50		(1.14)	130

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	–			(1.92)		–	(b)		23.57		13.82			62,776		1.77		(1.06)	155
	–			(2.17)		–			22.46		6.49			50,854		1.76		(1.05)	144
	–			(1.82)		–			23.20		31.33			55,531		1.75		(1.39)	176
	–			(2.25)		–			19.21		3.27			50,035		1.75		(1.40)	130

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			(0.02)		–	(b)		9.34		19.68			4,600		0.73		0.48	153
	–			–		–			7.82		12.79			3,457		0.71		0.24	123
	–			–		–			6.94		22.61			2,527		0.71		0.08	90
	–			–		–			5.66		0.53			1,916		0.70		0.02	232

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			–		–	(b)		28.50	(c)	13.10	(c)		470,705		0.71		0.35	174
	–			–		–			25.20		15.60			271,735		0.71		0.31	140
	–			–		–			21.80		23.51			254,401		0.71		0.12	165
	–			–		–			17.65		(2.22)			254,338		0.71		0.08	155

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	–			–		–	(b)		27.89	(d)	12.87	(d)		304,305		0.96		0.09	174
	–			–		–			24.71		15.25			260,340		0.96		0.07	140
	–			–		–			21.44		23.22			190,058		0.95		(0.14)	165
	–			–		–			17.40		(2.41)			118,600		0.96		(0.19)	155

Prospectus	75

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)(a)			Net Realized/ Unrealized Gain (Loss) on Investments(a)			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
NFJ All-Cap Value Fund(e)
Institutional Class
06/30/2006		$15.97			$0.22			$2.16			$2.38			$(0.09)		$(0.65)
06/30/2005		15.36			0.21			1.22			1.43			--		(0.83)
06/30/2004		12.41			0.09			3.33			3.42			(0.05)		(0.42)
07/19/2002 – 06/30/2003		10.00			0.11			2.52			2.63			(0.05)		(0.17)
Administrative Class
06/30/2006		15.87			0.18			2.15			2.33			(0.03)		(0.65)
06/30/2005		15.31			0.13			1.25			1.38			--		(0.83)
06/30/2004		12.39			0.05			3.32			3.37			(0.03)		(0.42)
07/19/2002 – 06/30/2003		10.00			0.08			2.52			2.60			(0.04)		(0.17)
NFJ Dividend Value Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		13.85			0.43			1.90			2.33			(0.45)		(0.22)
06/30/2005		12.59			0.36			1.39			1.75			(0.34)		(0.15)
06/30/2004		10.54			0.34			2.07			2.41			(0.27)		(0.09)
06/30/2003		11.35			0.35			(0.31)			0.04			(0.35)		(0.50)
Administrative Class
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		13.86			0.34			1.96			2.30			(0.38)		(0.22)
06/30/2005		12.60			0.33			1.39			1.72			(0.31)		(0.15)
06/30/2004		10.56			0.31			2.06			2.37			(0.24)		(0.09)
06/30/2003		11.38			0.32			(0.30)			0.02			(0.34)		(0.50)
NFJ International Value Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		15.38			0.49			3.88			4.37			(0.18)		(0.15)
06/30/2005		14.73			0.62			3.15			3.77			(0.64)		(2.48)
06/30/2004		11.34			0.52			4.12			4.64			(0.39)		(0.86)
01/31/2003 – 06/30/2003		10.00			0.18			1.25			1.43			(0.09)		–
NFJ Large-Cap Value Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		16.06			0.38			2.10			2.48			(0.38)		(0.37)
06/30/2005		14.64			0.30			1.96			2.26			(0.26)		(0.59)
06/30/2004		12.26			0.25			2.36			2.61			(0.23)		–
06/30/2003		13.17			0.29			(0.71)			(0.42)			(0.23)		(0.26)
NFJ Mid-Cap Value Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
NFJ Small-Cap Value Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		31.08			0.77			3.69			4.46			(0.63)		(2.47)
06/30/2005		27.93			0.66			4.53			5.19			(0.44)		(1.60)
06/30/2004		22.03			0.60			5.83			6.43			(0.30)		(0.23)
06/30/2003		21.85			0.44			–			0.44			(0.24)		(0.05)
Administrative Class
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[ ]
06/30/2006		30.31			0.66			3.59			4.25			(0.57)		(2.47)
06/30/2005		27.32			0.58			4.43			5.01			(0.42)		(1.60)
06/30/2004		21.79			0.57			5.47			6.04			(0.28)		(0.23)
06/30/2003		21.67			0.38			0.01			0.39			(0.22)		(0.05)

*	Annualized
(a)	Calculated on average shares outstanding during the period.
(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(c)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.
(d)	Less than $0.01 per share.
(e)	Prior to April 2, 2007, the Fund was named “NACM Flex-Cap Value Fund” and was sub-advised by Nicholas-Applegate Capital Management LLC.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 0.92%.
(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 8.00%.
(h)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(i)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 8.24%.

76	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee(a)			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

	$–			$(0.74)		$–	(d)		$17.61		15.13%			$32,059		0.91	%(f)	$1.29		$55
	–			(0.83)		0.01			15.97		9.30			29,288		0.91	(b)	1.34		150
	–			(0.47)		–			15.36		27.88			1,542		0.96		0.61		145
	–			(0.22)		–			12.41		26.53			1,202		0.96	(g)*	1.01	*	173

	–			(0.68)		–	(d)		17.52		14.90			20		1.16	(h)	1.03		55
	–			(0.83)		0.01			15.87		8.99			18		1.20	(b)	0.81		150
	–			(0.45)		–			15.31		27.54			16		1.20		0.36		145
	–			(0.21)		–			12.39		26.21			13		1.21	(h)*	0.76	*	173

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.67)		–	(d)		15.51		17.21			349,151		0.71		2.89		26
	–			(0.49)		–			13.85		14.08			119,556		0.71		2.74		30
	–			(0.36)		–			12.59		23.11			72,757		0.70		2.86		36
	–			(0.85)		–			10.54		0.92			36,852		0.70		3.52		43

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	–			(0.60)		–	(d)		15.56		16.89			9,904		0.95		2.24		26
	–			(0.46)		–			13.86		13.78			1,525		0.96		2.49		30
	–			(0.33)		–			12.60		22.69			1,523		0.96		2.62		36
	–			(0.84)		–			10.56		0.72			1,136		0.95		3.25		43

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.33)		0.01			19.43		28.63			3,026		1.08		2.70		25
	–			(3.12)		–			15.38		27.08			2,501		0.53	(b)(c)	4.06		61
	–			(1.25)		–			14.73		42.12			1,927		0.41		3.80		80
	–			(0.09)		–			11.34		14.24			1,321		0.40	*	4.21	*	28

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.75)		–	(d)		17.79		15.77			27,324		0.73		2.23		32
	–			(0.85)		0.01			16.06		15.78			7,835		0.71		1.96		35
	–			(0.23)		–			14.64		21.46			3,279		0.70		1.82		99
	–			(0.49)		–			12.26		(2.99)			2,268		0.70		2.52		54

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(3.10)		–	(d)		32.44		15.00			653,254		0.86		2.40		32
	–			(2.04)		–			31.08		19.00			462,991		0.86		2.25		20
	–			(0.53)		–			27.93		29.53			266,629		0.86		2.40		30
	–			(0.29)		0.03			22.03		2.28			153,509		0.85		2.20		20

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	–			(3.04)		–	(d)		31.52		14.65			698,010		1.11		2.13		32
	–			(2.02)		–			30.31		18.74			527,720		1.11		2.02		20
	–			(0.51)		–			27.32		28.04			197,865		1.11		2.28		30
	–			(0.27)		–			21.79		1.93			67,899		1.10		1.89		20

Prospectus	77

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)(a)			Net Realized/ Unrealized Gain (Loss) on Investments(a)		Total Income (Loss) from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
OCC Core Equity Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
06/30/2006		10.26			0.09			0.70		0.79		(0.04)		(0.13)
03/31/2005 – 06/30/2005		10.00			0.03			0.23		0.26		–		–
OCC Renaissance Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
06/30/2006		24.78			0.16			1.48		1.64		–		(4.23)
06/30/2005		25.10			0.09			(0.41)		(0.32)		–		–
06/30/2004		17.39			0.05			7.66		7.71		–		–
06/30/2003		19.26			0.07			(1.25)		(1.18)		–		(0.69)
Administrative Class
06/30/2007		[	]		[	]		[ ]		[ ]		[ ]		[ ]
06/30/2006		24.53			0.09			1.47		1.56		–		(4.23)
06/30/2005		24.90			0.04			(0.41)		(0.37)		–		–
06/30/2004		17.30			(0.01)			7.61		7.60		–		–
06/30/2003		19.13			0.03			(1.17)		(1.14)		–		(0.69)
OCC Value Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
06/30/2006		17.62			0.25			1.20		1.45		(0.23)		(2.35)
06/30/2005		17.46			0.21			0.49		0.70		(0.08)		(0.46)
06/30/2004		12.90			0.16			4.48		4.64		(0.08)		–
06/30/2003		13.89			0.14			(0.55)		(0.41)		–		(0.58)
Administrative Class
06/30/2007		[	]		[	]		[ ]		[ ]		[ ]		[ ]
06/30/2006		17.34			0.20			1.19		1.39		(0.20)		(2.35)
06/30/2005		17.17			0.16			0.49		0.65		(0.02)		(0.46)
06/30/2004		12.71			0.12			4.41		4.53		(0.07)		–
06/30/2003		13.73			0.11			(0.55)		(0.44)		–		(0.58)
OCC Equity Premium Strategy Fund(i)
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
06/30/2006		8.04			0.07			0.66		0.73		(0.01)		(0.30)
06/30/2005		7.66			0.11			0.36		0.47		(0.09)		–
06/30/2004		6.57			0.12			1.10		1.22		(0.13)		–
06/30/2003		7.03			0.12			(0.47)		(0.35)		(0.11)		–
Administrative Class
06/30/2007		[	]		[	]		[ ]		[ ]		[ ]		[ ]
06/30/2006		8.02			0.04			0.65		0.69		– (k)		(0.30)
06/30/2005		7.65			0.09			0.35		0.44		(0.07)		–
06/30/2004		6.55			0.10			1.11		1.21		(0.11)		–
06/30/2003		7.00			0.09			(0.46)		(0.37)		(0.08)		–
OCC Growth Fund(ii)
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
06/30/2006		18.76			0.04			1.94		1.98		–		–
06/30/2005		18.13			0.11			0.52		0.63		–		–
06/30/2004		15.13			0.02			2.98		3.00		–		–
06/30/2003		16.35			0.03			(1.25)		(1.22)		–		–
Administrative Class
06/30/2007		[	]		[	]		[ ]		[ ]		[ ]		[ ]
06/30/2006		18.39			(0.01)			1.90		1.89		–		–
06/30/2005		17.81			0.07			0.51		0.58		–		–
06/30/2004		14.90			(0.03)			2.94		2.91		–		–
06/30/2003		16.15			(0.01)			(1.24)		(1.25)		–		–

(i)	Formerly the PEA Equity Premium Strategy Fund.
(ii)	Formerly the PEA Growth Fund.
(a)	Calculated based on average shares outstanding during the period.
(b)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.06%. If the Adviser had not made repayments, end of period net asset value and total return would have been $24.51 and (1.55)%, respectively.

(c)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.61 and 3.94%, respectively.

(d)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.33 and 3.73%, respectively.

(e)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 6.09%.
(f)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 5.79%.
(g)

Repayments by the Adviser increased the end of period net asset value per share by $0.04 and total return by 0.27%. If the Adviser had not made repayments, end of period net asset value and total return would have been $18.09 and 19.56%, respectively.

(h)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.20%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.78 and 19.33%, respectively.

78	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee(a)			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.17)		–	(k)		10.88		7.77			3,284		0.72		0.85		80
	–			–		–			10.26		2.60			3,049		0.70	*(m)	1.14	*	13

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(4.23)		–	(k)		22.19	(o)	6.73	(o)		51,569		0.86		0.66		85
	–			–		–			24.78	(n)	(1.27	) (n)		149,294		0.86		0.38		101
	–			–		–			25.10		44.34			305,637		0.86		0.21		60
	–			(0.69)		–			17.39		(5.60)			167,562		0.86		0.48		76

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	–			(4.23)		–	(k)		21.86	(l)	6.45	(l)		127,136		1.11		0.40		85
	–			–		–			24.53	(b)	(1.49	) (b)		189,795		1.11		0.15		101
	–			–		–			24.90		43.93			175,132		1.11		(0.04)		60
	–			(0.69)		–			17.30		(5.44)			67,270		1.11		0.23		76

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(2.58)		–	(k)		16.49		8.51			90,492		0.72		1.43		63
	–			(0.54)		–			17.62	(c)	3.98	(c)		128,968		0.71		1.20		101
	–			(0.08)		–			17.46		36.10			191,216		0.71		1.00		67
	–			(0.58)		–			12.90		(2.40)			80,389		0.70		1.27		152

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	–			(2.55)		–	(k)		16.18		8.25			83,668		0.97		1.19		63
	–			(0.48)		–			17.34	(d)	3.77	(d)		117,497		0.96		0.95		101
	–			(0.07)		–			17.17		35.72			96,072		0.96		0.76		67
	–			(0.58)		–			12.71		(2.65)			24,549		0.95		0.99		152

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.31)		–	(k)		8.46		8.91			4,836		0.90		0.78		149
	–			(0.09)		–			8.04		6.14	(e)		6,712		0.86		1.40		24
	–			(0.13)		–			7.66		18.66			8,212		0.86		1.63		83
	–			(0.11)		–			6.57		(4.81)			6,857		0.86		1.86		84

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	–			(0.30)		–	(k)		8.41		8.66			531		1.15		0.52		149
	–			(0.07)		–			8.02		5.84	(f)		739		1.11		1.15		24
	–			(0.11)		–			7.65		18.56			780		1.11		1.41		83
	–			(0.08)		–			6.55		(5.17)			949		1.11		1.49		84

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			–		–	(k)		20.74		10.55			5,651		0.77		0.22		115
	–			–		–			18.76	(i)	3.47	(i)		6,645		0.76		0.58		39
	–			–		–			18.13	(g)	19.83	(g)		7,497		0.76		0.09		71
	–			–		–			15.13		(7.46)			15,833		0.76		0.20		70

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	–			–		–	(k)		20.28		10.28			101		1.02		(0.03)		115
	–			–		–			18.39	(j)	3.26	(j)		99		1.01		0.38		39
	–			–		–			17.81	(h)	19.53	(h)		145		1.01		(0.15)		71
	–			–		–			14.90		(7.74)			219		1.01		(0.06)		70

(i)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.12%. If the Adviser had not made repayments, end of period net asset value and total return would have been $18.74 and 3.35%, respectively.

(j)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.14%. If the Adviser had not made repayments, end of period net asset value and total return would have been $18.36 and 3.12%, respectively.

(k)	Amount is less than $0.01.
(l)

Payments from Affiliates increased the end of period net asset value by $0.03 per share and the total return by 0.14%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.83 and 6.31%, respectively.

(m)	If the Adviser had not waived the administrative expenses, the ratio of expenses to average net assets would have been 0.76%.
(n)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of period net asset value and total return would have been $24.76 and (1.34)%, respectively.

(o)

Payments from Affiliates increased the end of period net asset value by $0.03 per share and the total return by 0.14%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.16 and 6.59%, respectively.

Prospectus	79

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss) on Investments(a)			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
OCC International Equity Fund
Institutional Class
06/30/2007	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]
OCC Opportunity Fund(i)
Institutional Class
06/30/2007	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		18.95			(0.13)		3.02			2.89			–			–
06/30/2005		17.86			(0.11)		1.20			1.09			–			–
06/30/2004		13.13			(0.09)		4.82			4.73			–			–
06/30/2003		12.68			(0.07)		0.52			0.45			–			–
Administrative Class
06/30/2007		[	]		[ ]		[	]		[	]		[	]		[	]
06/30/2006		18.74			(0.18)		2.99			2.81			–			–
06/30/2005		17.70			(0.16)		1.20			1.04			–			–
06/30/2004		13.04			(0.13)		4.79			4.66			–			–
06/30/2003		12.63			(0.10)		0.51			0.41			–			–
OCC Target Fund(ii)
Institutional Class
06/30/2007	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		18.18			(0.07)		2.06			1.99			–			–
06/30/2005		17.42			(0.05)		0.81			0.76			–			–
06/30/2004		13.48			(0.06)		4.00			3.94			–			–
06/30/2003		13.41			(0.04)		0.11			0.07			–			–
Administrative Class							d
06/30/2007		[	]		[ ]		[	]		[	]		[	]		[	]
06/30/2006		18.10			(0.12)		2.04			1.92			–			–
06/30/2005		17.39			(0.09)		0.80			0.71			–			–
06/30/2004		13.48			(0.10)		4.01			3.91			–			–
06/30/2003		13.43			(0.07)		0.12			0.05			–			–

(i)	Formerly the PEA Opportunity Fund.
(ii)	Formerly the PEA Target Fund.
(a)	Calculated on average shares outstanding during the period.
(b)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 35.72%.
(c)	Repayments by the Adviser increased the total return by 0.03%. If the Adviser had not made repayments, total return would have been 28.98%.
(d)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 6.09%.
(e)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.87%.
(f)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 4.34%.
(g)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 4.06%.
(h)	Amount is less than $0.01.
(i)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.12%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.82 and 15.13%, respectively.

(j)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.53 and 14.87%, respectively.

(k)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.17 and 10.87%, respectively.

(l)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.08%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.01 and 10.53%, respectively.

80	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee(a)			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			–			–	(h)		21.84	(i)	15.25	(i)		38,377		0.92		(0.62)	171
	–			–			–			18.95		6.10	(d)		36,853		0.91		(0.64)	139
	–			–			–			17.86		36.02			53,116		0.91		(0.58)	184
	–			–			–			13.13		3.55			59,068		0.91		(0.68)	214

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	–			–			–	(h)		21.55	(j)	15.00	(j)		2,904		1.17		(0.87)	171
	–			–			–			18.74		5.88	(e)		3,411		1.16		(0.89)	139
	–			–			–			17.70		35.74	(b)		3,647		1.17		(0.79)	184
	–			–			–			13.04		3.25			3,562		1.16		(0.93)	214

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			–			–	(h)		20.17	(k)	10.89	(k)		7,349		0.82		(0.36)	134
	–			–			–			18.18		4.36	(f)		57,815		0.81		(0.30)	103
	–			–			–			17.42		29.23			61,005		0.81		(0.37)	96
	–			–			–			13.48		0.52			46,106		0.81		(0.31)	105

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	–			–			–	(h)		20.02	(l)	10.61	(l)		203		1.07		(0.60)	134
	–			–			–			18.10		4.08	(g)		206		1.06		(0.55)	103
	–			–			–			17.39		29.01	(c)		335		1.06		(0.62)	96
	–			–			–			13.48		0.37			285		1.06		(0.59)	105

Prospectus	81

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Allianz Funds

INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                                                                              ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

Not part of the prospectus

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-498-5413 or PIMCO & Allianz Funds Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Funds

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-6161

Allianz Global Investors Distributors, LLC

1345 Avenue of the Americas

New York, NY 10105

AZ730_16458

Allianz Funds Prospectus

Allianz Funds

November 1, 2007

Share Classes Institutional and Administrative

This prospectus describes 7 mutual funds offered by Allianz Funds. The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and its investment management affiliates, Nicholas-Applegate Capital Management LLC. As of September 30, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[        ] billion.

The prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds	NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	Upper 90% of the Russell 1000 Growth Index
	NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index
Global Stock Funds	NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations
International Stock Funds	NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations
	NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index	100–150	All capitalizations
	NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations
Blend Stock Funds	NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100–300	All capitalizations

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds

It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Some of the Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria and Percentage Investment Limitations” for more information about these limitations.

2	Allianz Funds

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Prospectus	3

NACM Emerging Markets Opportunities Fund	Ticker Symbol AOTIX (Institutional)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Emerging market stocks Approximate Number of Holdings 125–150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks, either directly or indirectly, through depositary receipts. The Fund may also invest in other equity securities, such as preferred stocks, convertible securities and warrants, and in equity-linked securities and fixed income securities. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers’ “emerging markets systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund’s portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund’s benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to August 19, 2006, the bar chart, the information to its right and the Average Annual Total Returns table show performance Institutional Class shares of the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual returns compare with the returns of a broad based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

NACM Emerging Markets Opportunities Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]

	Lowest ([ ])	[ ]
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (5/27/04)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
MSCI Emerging Markets Index(2)	[ ]%	[ ]%
Lipper Emerging Markets Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by non-U.S. persons. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s Gross National Product per capita or other economic measures. It does not take into account sales charges.

(4)	The NACM Fund began operations on 5/27/04. Index comparisons begin on 5/31/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	[ ]%	None	[ ]%	[ ]%	[ ]%
(1)

Other Expenses reflects a [0.45]% Administrative Fee and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Fund—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Prospectus	5

NACM Global Fund	Ticker Symbols NGOIX (Institutional) NGAAX (Administrative)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. companies	Approximate Primary Capitalization Range All capitalizations

	Fund Category Global Stocks	Approximate Number of Holdings 75–125	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund’s portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	Allianz Funds

NACM Global Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%
MSCI ACWI Free Index(2)	[ ]%	[ ]%
Lipper Global Multi-Cap Growth Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Morgan Stanley Capital International All Country World Free (“MSCI ACWI”) Index is a widely recognized, unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*    The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses(3)
Institutional Class	0.70%	None	[ ]%	[ ]%	[ ]%
Administrative Class	0.70	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.35]% Administrative Fee and [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Funds investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” Section, which does not include Acquired Fund Fees and Expenses.

(3)

[Total Annual Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]
Administrative Class		[	]		[	]		[	]		[	]

Prospectus	7

NACM Growth Fund	Ticker Symbols: NGFIX (Institutional) MGFPX (Administrative)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Large capitalization equity securities	Approximate Primary Capitalization Range Upper 90% of the Russell 1000 Growth Index

	Fund Category Growth Stocks	Approximate Number of Holdings 50–80	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in stocks the portfolio managers consider to be growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations within the upper 90% of the Russell 1000 Growth Index ($[        ] billion and greater as of September 30, 2007).

The Fund’s portfolio managers attempt to identify the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions.

When determining whether they believe positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the portfolio managers have assessed an investment opportunity for the presence of a positive catalyst and sustainability, they seek confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is currently subject to purchase and exchange restrictions and is available only to certain investors. Please see “Purchases, Redemptions and Exchanges” below.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	Allianz Funds

NACM Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*    The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional Class	0.50%	None	[ ]%	[ ]%	[ ]%
Administrative Class	0.50	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee and [        ]% in trustees’ shareholder meeting /proxy and tax expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]
Administrative Class		[	]		[	]		[	]		[	]

Prospectus	9

NACM Income & Growth Fund	Ticker Symbol: AZNIX (Institutional Class)

Principal Investments and Strategies	Investment Objective Total return comprised of current income, current gains and capital appreciation Fund Category Blend Stocks	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities Approximate Number of Holdings 100–300	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund's debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund's investments across these asset classes will vary from time to time, based upon the portfolio managers' consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund's portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security's characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund's assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.

Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on all or substantially all of the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the extent of the Fund's use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund's distributions payable to the Fund's shareholders and to reduce overall portfolio risk. See “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by NACM Income & Growth Fund.” The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • High Yield Risk • Equity Securities Risk • Smaller Company Risk	• Convertible Securities Risk • Credit Risk • Derivatives Risk • Focused Investment Risk • Interest Rate Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

10	Allianz Funds

NACM Income & Growth Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses(2)
Institutional	0.65%	None	[ ]%	[ ]%

(1)

Other Expenses reflect a 0.25% Administrative Fee paid by Institutional Class shares, 0.50% in organizational expenses and 0.01% in trustees’ expenses estimated to be attributable to the class. See “Management of the Fund—Administrative Fees.”

(2)	Total Fund Operating Expenses do not include organizational expenses, all of which were incurred during the Fund’s initial fiscal year.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1			Year 3
Institutional	$	[	]	$	[	]

Prospectus	11

NACM International Fund	Ticker Symbols: NAISX (Institutional) ANCAX (Administrative)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index	Approximate Primary Capitalization Range All capitalizations

	Fund Category International Stocks	Approximate Number of Holdings 100–150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund normally invests at least 75% of its net assets in equity securities. The Fund also spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies located outside of the United States.

The portfolio managers’ “international systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions and to integrate those decisions. The portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Non-U.S. Investment Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on October 15, 2004, when the Nicholas-Applegate International Systematic Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to October 16, 2004, the bar chart, the information to its right and the Average Annual Total Returns table show summary performance information for Institutional Class shares of the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees paid by Administrative Class shares. This is because the Fund’s Administrative Class shares were not outstanding during the time periods shown. Although Administrative Class and Institutional Class shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	Allianz Funds

NACM International Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Since NACM Fund Inception (5/7/01)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%
MSCI EAFE Index(2)	[ ]%	[ ]%	[ ]%
Lipper International Multi-Cap Core Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI-EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia, and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and typically have 25% to 75% of their assets invested in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The Fund began operations on 5/7/01. Index comparisons begin on 4/30/01.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*    The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses(3)
Institutional Class	0.60%	None	[ ]%	[ ]%	[ ]%
Administrative Class	0.60	0.25	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.45]% Administrative Fee paid by each Class and approximately [        ]% and [        ]% in trustees’ and shareholder meeting/proxy expenses incurred by Institutional and Administrative Class shares, respectively, each during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(3)	Total Annual Fund Operating Expenses for the Institutional Class does not include non-recurring expenses, all of which were incurred during the Fund’s initial fiscal year.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]
Administrative Class		[	]		[	]		[	]		[	]

Prospectus	13

NACM Mid-Cap Growth Fund	Ticker Symbol: ANMIX (Institutional Class)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At Least Annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $[        ] billion and $[        ] billion as of May 31, 2007).

The portfolio managers use a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively managed stock selection process. The process begins with NACM’s quantitative research model, which estimates a rate of return for stocks in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Derivatives Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on July 27, 2007 when the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares based on the NACM Fund’s Class I shares, adjusted to reflect the advisory fees, administrative fees and other net expenses of the Fund’s Institutional Class shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	Allianz Funds

NACM Mid-Cap Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/07–9/30/07	[ ]%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘06)	9.35%

	Lowest (2nd Qtr. ‘06)	-5.47%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (2/27/04)(4)
Institutional Class — Before Taxes(1)	13.09%	12.77%
Institutional Class — After Taxes on Distributions(1)	11.83%	11.88%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	8.96%	10.59%
Russell Midcap Growth Index(2)	10.64%	11.55%
Lipper Mid-Cap Growth Funds Average(3)	8.54%	9.53%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The NACM Fund began operations on 2/27/04. Index comparisons begin on 2/29/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses
Institutional	0.65%	None	0.76%	1.41%	(0.51)%	0.90%

(1)

Other Expenses reflects a 0.25% Administrative Fee paid by Institutional Class shares, 0.50% in organizational expenses and 0.01% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending June 30, 2008. See “Management of the Fund—Administrative Fees.”

(2)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 0.90% for Institutional Class shares during the Fund’s fiscal year ending June 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$92	$290	$504	$1,120

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	15

NACM Pacific Rim Fund	Ticker Symbol: NAPRX (Institutional)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital	Fund Focus Equity securities of Pacific Rim companies	Approximate Primary Capitalization Range All capitalizations

	Fund Category International Stocks	Approximate Number of Holdings 75–125	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers currently consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above-average growth of capital.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio managers believe will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on July 20, 2002, when the Nicholas-Applegate Pacific Rim Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to July 21, 2002, the bar chart, the information to its right and the Average Annual Total Returns table show performance of Institutional Class shares of the NACM Fund, adjusted to reflect the actual advisory fees, administrative fees and other expenses paid by the Fund’s Institutional Class shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance is not necessarily an indication of how the Fund will perform in the future.

16	Allianz Funds

NACM Pacific Rim Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for the periods ended 12/31/06)

	1 Year	5 Years	Since NACM Fund Inception (12/31/97)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
MSCI Pacific Index(2)	[ ]%	[ ]%	[ ]%
Lipper Pacific Region Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International (MSCI) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.

(4)	The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional Class	0.90%	None	[ ]%	[ ]%	[ ]%

(1)

Other Expenses reflects a [0.45]% Administrative Fee and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	17

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Convertible Securities Risk

The Funds may invest in convertible securities. Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of the conversion feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease as the value of the underlying stock decreases. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, the Funds may be forced to convert a security before it would otherwise choose, which may decrease the Funds’ return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). See “Characteristics and Risks of Securities and Investment Techniques - Convertible Securities” below. Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.

Credit Risk

All of the Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

The Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce, or “hedge”, exposure to other risks, such as risks associated with changes in interest rates or currency risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for loss is unlimited. Derivatives also involve the risk of mispricing or improper

18	Allianz Funds

valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities , that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, the Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, the Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Prospectus	19

High Yield Risk

The Fund will invest in high yield securities. A fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

Issuer Risk

The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. Allianz Global Investors Fund Management, Nicholas-Applegate Capital Management and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Foreign (non-U.S.) Investment Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s

20	Allianz Funds

investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or narrowly defined area such as the Pacific Rim, it will generally have more exposure to regional economic risks associated with non-U.S. investments. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds

In addition to the risks described above, several of the Funds are newly formed and therefore have a limited or no history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Management of the Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management.

The Adviser has retained its investment management affiliate, Nicholas-Applegate Capital Management LLC (“Nicholas-Applegate” or the “Sub-Adviser”), to manage each Fund’s investments. See “Sub-Adviser” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Advisory Fees

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

During the most recently completed fiscal year, the Funds paid monthly advisory fees to the adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
NACM Growth Fund	0.50%
NACM International Fund	0.60%
NACM Income & Growth and NACM Mid-Cap Growth Funds	0.65%
NACM Global Fund	0.70%
NACM Emerging Markets Opportunities and NACM Pacific Rim Funds	0.90%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund (except the NACM Income & Growth Fund and the NACM Mid-Cap Growth Fund, which were recently organized) and the portfolio management agreement

Prospectus	21

between Allianz Global Fund Management and the Sub-Adviser is available in the Fund’s semi-annual report to shareholders for the six-month period ended December 31, 2006. A discussion regarding the basis for the initial approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the NACM Income & Growth Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser with respect to the NACM Income & Growth Fund will be available in the semi-annual report to shareholders for the six-month period ending December 31, 2007. A discussion regarding the basis for any approval by the Board of Trustees of the investment advisory agreement between Allianz Global Management and the Sub-Adviser with respect to the NACM Mid-Cap Growth Fund during the six-month period ending December 31, 2007 will be available in the semi-annual report to shareholders for that period.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional Class and Administrative Class shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to those classes of shares. The Administrator, in turn, provides or procures administrative services for Institutional Class and Administrative Class shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small Funds, but the excess of the fee over costs generally increase as Funds grow in asset size. The Funds do bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Institutional Class and Administrative Class shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

Institutional Class and Administrative Class shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional Class and Administrative Class shares):

Fund	Administrative Fees*
NACM Growth Fund	0.25%
NACM Global Fund	0.35%
NACM Emerging Markets Opportunities, NACM Pacific Rim and NACM International Funds	0.45%

*	The Administrative Fee rate for each Fund is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Adviser

Nicholas-Applegate Capital Management LLC serves as the Sub-Adviser for the Funds. The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees.

Organized in 1984, Nicholas-Applegate, an indirect subsidiary of Allianz, provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. As of September 30, 2007, Nicholas-Applegate had approximately $[        ] billion in assets under management.

22	Allianz Funds

The individuals at Nicholas-Applegate listed below share primary responsibility for the day-to-day management of each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Funds. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds which they manage.

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Emerging Markets Opportunities Fund	Kunal Ghosh	2007

Senior Vice President and Portfolio Manager for the Nicholas-Applegate International Systematic strategies. Prior to joining Nicholas-Applegate in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

	Steven Tael, Ph.D.	2007

Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 11 years of investment experience.

NACM Global Fund	Pedro Marcal	2002 (inception)	Managing Director, Senior Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. He has 6 years’ prior investment management experience with A.B. Laffer & Associates as an economist and A-Mark Precious Metals as a precious metals trader.

Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (from 1997-1999). He has 9 years of investment industry experience.

	Nelson Shing	2007	Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (1997-1999). He has 9 years of investment industry experience.

	Christopher A. Herrera	2006	Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies. Prior to joining Nicholas-Applegate in 2000, Mr. Herrera worked as an intern on the firm’s international team while completing his M.B.A. degree. He was previously an analyst in the Investment Banking division of Lehman Brothers. He has 11 years of investment experience.

NACM Growth Fund	Horacio A. Valeiras, CFA	2006	See above.

	James Li, Ph.D.	2006	Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Jane Edmondson	2006	Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 1996, Ms. Edmondson was a financial consultant with Merrill, Lynch, Pierce, Fenner & Smith. She has 16 years of investment industry experience.

NACM Income & Growth Fund	Douglas Forsyth, CFA (Lead)	2007 (Inception)	Mr. Forsyth is a Senior Portfolio Manager and Member of the Executive Committee at Nicholas-Applegate. Mr. Forsyth oversees Nicholas-Applegate’s US High Yield Bond/Convertibles portfolio management team. He joined Nicholas-Applegate in 1994 after three years of investment management experience at AEGON USA. Mr. Forsyth holds a B.B.A. from the University of Iowa. He has 14 years of investment industry experience.

Prospectus	23

Fund	Portfolio Managers	Since	Recent Professional Experience

	Michael E. Yee	2007 (Inception)	Mr. Yee is a Portfolio Manager at Nicholas-Applegate and is a member of Nicholas-Applegate’s US High Yield Bond/Convertibles portfolio management team. He joined Nicholas-Applegate in 1995 and has been a portfolio manager since 1998. Mr. Yee holds a B.S. from the University of California, San Diego and an M.B.A. from San Diego State University. He has 11 years of investment industry experience.

	Justin Kass, CFA	2007 (Inception)	Mr. Kass is a Portfolio Manager at Nicholas-Applegate. He joined Nicholas-Applegate in 2000 with responsibilities for portfolio management and research on Nicholas-Applegate’s US High Yield Bond/Convertibles team. Mr. Kass was previously an analyst and interned on the team, where he added significant depth to Nicholas-Applegate’s proprietary Upgrade Alert Model. Mr. Kass earned his M.B.A. in finance from The UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has 8 years of investment industry experience.

NACM International Fund	Horacio A. Valeiras, CFA	2006	See above.

	Steven Tael, Ph.D.	2006	See above.

	Kunal Ghosh	2006	See above.

NACM Mid-Cap Growth Fund	Horacio A. Valeiras, CFA	03/2006**	See above.

	Jane Edmondson	03/2006**	See above.

	Mark P. Roemer	03/2006**	Mr. Roemer is a Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has 11 years of investment industry experience.

NACM Pacific Rim Fund	Pedro Marcel	2007	See above.

	Christopher A. Herrera	2006	See above.

**	Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the NACM Mid-Cap Growth Fund.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee any Sub-Adviser and to recommend its hiring, termination and replacement.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of Allianz Global Fund Management. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

24	Allianz Funds

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the sub-advisers to perform their respective contracts with respect to the Funds.

Prospectus	25

Investment Options— Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus (except for the NACM Emerging Markets Opportunities NACM Income & Growth, NACM Mid-Cap Growth and NACM Pacific Rim Funds, which offer only Institutional Class shares).

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable Holding Period. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•

Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund that offers Administrative Class shares. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Each Plan allows the Funds that offer Administrative Class shares to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

•

Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays service and/or distribution fees with respect to Administrative Class shares to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

•

Payments to Financial Firms.  Some or all of the service and distribution fees imposed upon Administrative Class shares and described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this section only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor

26	Allianz Funds

access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. Currently, the payments described in this paragraph are not generally made with respect to Administrative or Institutional Class shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Prospectus	27

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

•

Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

•

Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust’s transfer agent, Boston Financial Data Services—Midwest (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•

Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Allianz Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64104 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, Allianz Funds, BFDS Midwest, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•

Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•

Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

28	Allianz Funds

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Adviser or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•

Restrictions on Purchases of the NACM Growth Fund.  Institutional Class shares of the NACM Growth Fund are not available for purchase by the general public. Institutional Class shares of the NACM Growth Fund are currently available only for purchase by the Allianz Global Investors Multi-Style Fund and by the benefit plans of Allianz Global Fund Management and its affiliates. The Fund’s Board of Trustees may modify or eliminate these restrictions at any time.

•

Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

•

Redemption Fees.  Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
NACM Growth, NACM Income & Growth and NACM Mid-Cap Growth Funds	•
NACM Emerging Markets Opportunities, NACM Global, NACM International and NACM Pacific Rim Funds		•

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

Prospectus	29

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described below under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of small capitalization companies, and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the

30	Allianz Funds

efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

Waivers of Redemption Fees.  The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redeeming Shares

•

Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to Allianz Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Allianz Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64104 (express,

Prospectus	31

certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•

Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•

Other Redemption Information.  Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders who redeem their shares within the applicable Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

32	Allianz Funds

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax- efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below, or in the applicable Funds’ or series prospectus(es), an investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds for shares of any other Fund within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days prior notice whenever it is reasonably able to do so. Because the Funds will not always be able to detect market timing activity, investors

Prospectus	33

should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Institutional Class shares of the NACM Growth Fund are not available for exchanges from Institutional Class shares of other Allianz Funds and PIMCO Funds.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

34	Allianz Funds

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or

Prospectus	35

adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. In particular, calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the higher expenses applicable to Administrative Class shares. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-498-5413.

Tax Consequences

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Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the

36	Allianz Funds

investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to shareholders as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which use the excess generally would be treated as return of capital, which would be tax-free to the shareholders, up to the amount of each shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•

Taxes on Redemptions or Exchanges of Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders that are subject to such tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding.  The Funds generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

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Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no

38	Allianz Funds

trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions fewer companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

Each of the Funds may invest in non-U.S. securities. The NACM Global and NACM International Funds invest principally in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The NACM Pacific Rim Fund invests principally in equity securities of companies located within the Pacific Rim.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities

Each of the Funds may invest in securities of issuers tied economically to or that trade principally in countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. Also, such transactions may not be successful and may eliminate any change for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

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Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

Unless otherwise stated in the Fund Summaries, the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly participate in other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly gain exposure to the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other assets, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, options contracts, futures contracts, options on futures contracts, forwards contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds may purchase and sell (write) call and put options on securities, securities indexes, interest rates and foreign currencies. Each of the Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

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Lack of Availability.  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as participation notes, swap agreements and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objective when they does so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored

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enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Funds’ limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the Sub-Adviser determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not

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accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

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Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investmemt in Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Funds may invest in securities of other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other Funds may experience increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, the [        ] Funds had a portfolio

Prospectus	45

turnover rate in excess of 100%. Other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies

The investment objective of each of the Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the NACM Pacific Rim, NACM Mid-Cap Growth and NACM Emerging Markets Opportunities Funds have adopted 80% investment policies under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, certain of the Funds are newly formed and therefore have limited performance history for investors to evaluate. Also, it is possible that the Funds, particularly the smaller-sized Funds, may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, may have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria and Percentage Investment Limitations

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise specified, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

46	Allianz Funds

Financial Highlights

The financial highlights table below is intended to help you understand the financial performance of the Institutional and Administrative Class shares of each Fund since each class of shares was first offered. Certain information reflects financial results for a single Fund share. For the NACM Pacific Rim Fund, the financial information shown below for periods prior to July 20, 2002 is that of the Nicholas-Applegate Pacific Rim Fund, the NACM Pacific Rim Fund’s predecessor, which reorganized into the NACM Pacific Rim Fund on July 20, 2002. The NACM Pacific Rim Fund did not offer Administrative Class shares during the periods shown. For the NACM International Fund, the financial information shown below for periods prior to October 15, 2004 is that of the Nicholas-Applegate International Systematic Fund, the NACM International Fund’s predecessor, which reorganized into the NACM International Fund on October 15, 2004. For the NACM Emerging Markets Opportunities Fund, the financial information shown below for periods prior to August 18, 2006 is that of the Nicolas-Applegate Emerging Markets Opportunities Fund, the NACM Emerging Markets Opportunities Fund’s predecessor, which reorganized into the NACM Emerging Markets Opportunities Fund on August 18, 2006. For the NACM Mid-Cap Growth Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor (the “Predecessor Fund”), which reorganized into the Fund on July 27, 2007. In the absence of such reorganization, the Fund would not have any financial information to disclose.

The total returns in the table below represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [                    ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements (except those of the NACM Emerging Markets Opportunities Fund), are included in the Trust’s annual report to shareholders. With respect to the NACM International, NACM Pacific Rim Fund and NACM Emerging Markets Opportunities Funds, the information reflected for all periods ending prior to and including June 30, 2004, June 30, 2002 and June 30, 2006, respectively, was audited by other auditors. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Regarding the NACM Mid-Cap Growth Fund, the total returns in the table of financial highlights represent the rate that an investor would have earned or lost on an investment in Class I shares of the Predecessor Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLC, an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the March 31, 2007 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Prospectus	47

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gains (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund
03/31/2007		$13.02			$(0.04)			$1.37			$1.33			$—			$(0.58)
03/31/2006		10.69			(0.04)			2.85			2.81			—			(0.48)
03/31/2005		9.89			(0.04)			0.84			0.80			—			—
02/27/2004 (Commenced) – 03/31/2004		10.00			0.00			(0.11)			(0.11)			—			—
NACM Global Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
06/30/2006		15.62			(0.03	)(a)		2.85	(a)		2.82			—			(0.68)
06/30/2005		14.34			0.05	(a)		1.83	(a)		1.88			—			(0.61)
06/30/2004		11.74			(0.01	)(a)		3.55	(a)		3.54			—			(0.95)
07/19/2002 – 06/30/2003		10.00			(0.01	)(a)		1.80	(a)		1.79			(0.05)			—
Administrative Class
06/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
06/30/2006		15.52			0.02	(a)		2.73	(a)		2.75			—			(0.68)
06/30/2005		14.28			0.02	(a)		1.82	(a)		1.84			—			(0.61)
06/30/2004		11.73			(0.04	)(a)		3.53	(a)		3.49			—			(0.95)
07/19/2002 – 06/30/2003		10.00			(0.03	)(a)		1.80	(a)		1.77			(0.04)			—
NACM Growth Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
06/30/2006		12.89			0.06	(a)		1.18	(a)		1.24			—			(1.01)
06/30/2005		12.04			0.07	(a)		1.07	(a)		1.14			—			(0.29)
06/30/2004		11.25			(0.01	)(a)		0.93	(a)		0.92			—			(0.13)
07/19/2002 – 06/30/2003		10.00			—	(a)(i)		1.25	(a)		1.25			—			—
Administrative Class
06/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
06/30/2006		12.79			0.03	(a)		1.17	(a)		1.20			—			(1.01)
06/30/2005		11.98			0.04	(a)		1.06	(a)		1.10			—			(0.29)
06/30/2004		11.23			(0.04	)(a)		0.92	(a)		0.88			—			(0.13)
07/19/2002 – 06/30/2003		10.00			(0.02	)(a)		1.25	(a)		1.23			—			—
NACM Income & Growth Fund
Institutional Class
02/28/2007 - 06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
NACM International Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
06/30/2006		16.29			0.32	(a)		6.05	(a)		6.37			(0.14)			(0.51)
06/30/2005		14.54			0.36	(a)		2.35	(a)		2.71			(0.34)			(0.62)
04/01/2004 – 06/30/2004		14.61			0.11	(a)		(0.18	)(a)		(0.07)			—			—
04/01/2003 – 03/31/2004		8.98			0.19	(a)		5.73	(a)		5.92			(0.29)			—
04/01/2002 – 03/31/2003		11.30			0.13	(a)		(1.56	)(a)		(1.43)			(0.89)			—
Administrative Class
06/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
01/10/2006 – 06/30/2006		20.25			0.21	(a)		1.52	(a)		1.73			—			—
NACM Pacific Rim Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
06/30/2006		10.10			0.04	(a)		4.66	(a)		4.70			(0.10)			(0.44)
06/30/2005		9.31			0.04	(a)		0.88	(a)		0.92			—			(0.13)
06/30/2004		6.31			0.01	(a)		2.97	(a)		2.98			—			—
06/30/2003		7.30			0.04	(a)		(1.03	)(a)		(0.99)			—			—

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 8.44%.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 8.66%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 7.27%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 7.51%.
(h)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(i)	Less than $0.01 per share.
(l)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.07%.
(m)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 0.77%.
(n)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.

48	Allianz Funds

Tax Basis Return of Capital			Total Dividends and Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]		$(0.58)	$	[	]		$13.77		10.54%			$3,335		1.34%		(0.34)%		191%
	[	]		(0.48)		[	]		13.02		26.73			3,348		2.15		(0.33)		160
	[	]		—		[	]		10.69		8.09			5,566		1.97		(0.36)		146
	[	]		—		[	]		9.89		1.10			5,347		4.39		(0.43)		14

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.68)		—	(a)(i)		17.76		18.29			11		1.06	(l)	(0.22)		114
	—			(0.61)		0.01	(a)		15.62		13.34			1,120		1.15	(h)	0.37		148
	—			(0.95)		0.01	(a)		14.34		31.10			1,469		1.11		(0.07)		203
	—			(0.05)		—	(a)		11.74		17.96			1,121		1.10	(b)*	(0.08	)*	260

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.68)		—	(a)(i)		17.59		17.94			21		1.32		0.12		114
	—			(0.61)		0.01	(a)		15.52		13.11			17		1.40	(h)	0.13		148
	—			(0.95)		0.01	(a)		14.28		30.69			15		1.36		(0.32)		203
	—			(0.04)		—	(a)		11.73		17.74			12		1.35	(c)*	(0.33	)*	260

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(1.01)		—	(a)(i)		13.12		9.81			567		0.76	(m)	0.43		152
	—			(0.29)		—			12.89		9.47			1,202		0.80	(h)	0.55		274
	—			(0.13)		—	(a)		12.04		8.22			1,157		0.81		(0.11)		160
	—			—		—	(a)		11.25		12.50			1,070		0.80	(d)*	0.02	*	167

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(1.01)		—	(a)(i)		12.98		9.56			15		1.01	(n)	0.22		152
	—			(0.29)		—	(a)		12.79		9.18			13		1.05	(h)	0.30		274
	—			(0.13)		—	(a)		11.98		7.88			12		1.05		(0.36)		160
	—			—		—	(a)		11.23		12.30			11		1.05	(e)*	(0.22	)*	167

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.65)		—	(a)(i)		22.01		39.76			104,672		1.07		1.57		152
	—			(0.96)		—	(a)		16.29		19.49			45,195		1.06	(h)(q)	2.26		107
	—			—		—	(a)		14.54		(0.48)			10,255		1.18	(s)(t)*	3.06	*	29
	—			(0.29)		—	(a)		14.61		66.48			10,305		1.35	(u)(w)	1.55		163
	—			(0.89)		—	(a)		8.98		(19.81)			5,581		1.20		1.33		282

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			—		—	(a)(i)		21.98		8.54			11		1.33	*	2.08	*	152

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.54)		0.01	(a)		14.27	(v)	47.18	(v)		36,150		1.37		0.30		96
	—			(0.13)		—	(a)		10.10		9.94			459		1.51	(h)	0.47		101
	—			—		0.02	(a)		9.31		47.54			8,273		1.43		0.07		118
	—			—		—	(a)		6.31		(13.05)			5,592		1.46	(r)	0.63		264

(o)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 3.20%.
(p)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 3.57%.
(q)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.23%.
(r)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.80%.
(s)

The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.39% for the period 4/1/2004 to 3/31/2005.

(t)	Ratio of expenses to average net assets excluding the expense offset is 1.40%. Ratio of expenses to average net assets excluding expense reimbursement and expense offset is 1.80%.
(u)

The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.25% for the period 4/1/2003 to 7/28/2003 and 1.39% for the period 7/29/2003 to 3/31/2004.

(v)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.11%. If the Affiliates had not made these payments, end of period net asset value and total return would have been $14.27 and 47.07% respectively.

(w)	Ratio of expenses to average net assets excluding the expense offset is 1.39%. Ratio of expenses to average net assets excluding expense reimbursement and expense offset is 1.55%.

Prospectus	49

Financial Highlights (continued)

	Net Asset Value Beginning						Net Realized and Unrealized Gains (Loss)			Total From Investment Operations			Distributions From
				Net Investment Income (Loss)(1)									Net Investment Income		Net Realized Capital Gains
NACM Emerging Markets Opportunities Fund
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]
For the period 04/01/06 through 06/30/06		20.59			0.07	(a)		(1.23)			(1.16)			—		—
For the year ended 03/31/06		12.62			0.28	(a)		7.96			8.24			(0.27)		—
05/27/04 (Commenced) to 03/31/05		10.00			0.08	(a)		2.55			2.63			(0.01)		—

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)	Net expenses include certain items not subject to expense reimbursement.
(5)	Inception to date Return.
(6)

The Board of Trustees of Nicholas-Applegate Institutional Funds (the “NACM Trust”) approved the amendments to the Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the Predecessor Fund did not exceed 1.55% for the period 01/24/06 to 03/31/06 respectively.

(7)

The Board of Trustees of the NACM Trust approved the amendments to the NACM Trust’s Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the Predecessor Fund did not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05, respectively.

(8)

Due to the realignment of the Predecessor Fund’s portfolio in connection with the combination with Nicholas-Applegate Emerging Countries Fund, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.

50	Allianz Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value Ending	Total Return(2)			Ratios To Average Net Assets(3)
					Net Assets, Ending (in 000’s)	Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursements/ Recoupment	Expenses Net of Reimbursements/ Recoupment and Offset(4)		Fund’s Portfolio Turnover Rate

$—	$—	$19.43	(5.63)%		$21,682	1.42%	1.55%	—%	1.55%	1.41%		28%
$—	(0.27)	20.59	65.89		20,725	1.88	2.21	(0.53)	1.68	1.19	(6)	119
$—	(0.01)	12.62	26.32	(5)	26,517	0.56	2.83	(1.08)	1.75	1.69	(7)	59	(8)

Prospectus	51

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Allianz Funds

INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER

Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services—Midwest, 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                    ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-498-5413 or PIMCO & Allianz Funds Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Funds

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-6161

Allianz Global Investors Distributors, LLC

1345 Avenue of the Americas

New York, NY 10105

AZ725_16277

RCM Funds Prospectus

Allianz Funds

November 1, 2007

Share Classes Institutional and Administrative

This prospectus describes 8 mutual funds offered by Allianz Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and its investment management affiliate, RCM Capital Management LLC. Allianz Global Fund Management’s and RCM’s institutional heritage is reflected in the RCM Funds offered in this Prospectus. As of September 30, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[    ] billion.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Fund Name	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Domestic Funds	RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$3 billion or more
	RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index
	RCM Small-Cap Growth	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index
	RCM Strategic Growth	Capital appreciation	Equity and equity-related securities and derivatives	40–150	$500 million or more
Global Fund	RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index
International Fund	RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	Greater than $1 billion
Sector Funds	RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations
	RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds

It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Some Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria and Percentage Investment Limitations” for more information about these limitations.

2	Allianz Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Prospectus	3

RCM Global Resources Fund	Ticker Symbol: RGLIX (Institutional)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies	Approximate Primary Capitalization Range All capitalizations
		Approximate Number of Holdings 25–75	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, wood products, paper products and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of  1/3 of its assets in non-U.S. securities and will invest in at least four countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Stock selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that he expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Credit Risk	• Liquidity Risk
• Issuer Risk	• Currency Risk	• Management Risk
• Equity Securities Risk	• Derivatives Risk	• Turnover Risk
• Non-U.S. Investment Risk	• Focused Investment Risk
• Emerging Markets Risk	• Leveraging Risk
• Smaller Company Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right shows performance of the Fund’s Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

RCM Global Resources Fund (continued)

Calendar Year Total Returns — Institutional Class	More Recent Return Information

	1/1/07–9/30/07	[ ]%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year		Fund Inception (6/30/04)(5)
Institutional Class — Before Taxes(1)	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions(1)	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%
MSCI World Index(2)	[ ]	%	[ ]	%
World Energy & Materials Composite(3)	[ ]	%	[ ]	%
Lipper Natural Resources Funds Average(4)	[ ]	%	[ ]	%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is not possible to invest directly in the index.

(3)

The World Energy & Materials Composite benchmark represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the MSCI World Index, which is described above. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in the composite or in the index from which it is derived. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(4)

The Lipper Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in natural resources. It does not take into account sales charges.

(5)	The Fund began operations on 6/30/04. Index comparisons begin on 6/30/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional Class	0.70%	None	[ ]%	[ ]%	[ ]%

(1)

Other Expenses reflects a [0.35]% Administrative Fee and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1		Year 3	Year 5	Year 10
Institutional Class	$[ ]	%	$[ ]	$[ ]	$[ ]

Prospectus	5

RCM Global Small-Cap Fund	Ticker Symbol: DGSCX (Institutional)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Smaller capitalization equity securities Approximate Number of Holdings 75–150	Approximate Primary Capitalization Range Same as the MSCI World Small-Cap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2007 would permit the Fund to maintain a weighted-average market capitalization ranging from $[    ] million to $[    ] billion. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector, as well as in securities issued in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when shares of a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	Allianz Funds

RCM Global Small-Cap Fund (continued)

Calendar Year Total Returns — Institutional Class	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ })	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/31/96)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI World Small-Cap Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Global Small/Mid Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International World Small-Cap Index (“MSCI-WSCI”) is a widely recognized, unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Global Small/Mid Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity in both U.S. and non-U.S. companies with market capitalizations less than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	1.00%	None	[ ]%	[ ]%	[ ]%

(1)

Other Expenses reflects a [0.35]% Administrative Fee and approximately [    ]% in trustees’, shareholder meeting/proxy and tax expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	7

RCM International Growth Equity Fund	Ticker Symbols: DRIEX (Institutional) RAIAX (Administrative)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of companies worldwide	Approximate Primary Capitalization Range In excess of $1 billion Dividend Frequency At least annually
Approximate Number of Holdings 50–115

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1 billion. No more than 5% of the Fund’s assets shall be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when shares of a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (2/05/02), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	Allianz Funds

RCM International Growth Equity Fund (continued)

Calendar Year Total Returns — Institutional Class	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (5/22/95)(5)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE Growth Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper International Large Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MCSI EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth”) is a widely recognized, unmanaged index of non-U.S. growth stock markets. The MSCI EAFE Growth is composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(4)

The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in non-U.S. companies with market capitalizations greater than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. It does not take into account sales charges.

(5)	The Fund began operations on 5/22/95. Index comparisons begin on 5/31/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.50%	None	[ ]%	[ ]%	[ ]%
Administrative	0.50	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.45]% Administrative Fee paid by each class and approximately [    ]% in interest, trustees’, shareholder meeting/proxy and tax expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	9

RCM Large-Cap Growth Fund	Ticker Symbols: DRLCX (Institutional) DLGAX (Administrative)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Large capitalization equity securities	Approximate Primary Capitalization Range $3 billion or more
		Approximate Number of Holdings 45–85	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $3 billion. The Fund may also invest 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors and industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when shares of a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (2/05/02), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	Allianz Funds

RCM Large-Cap Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ]])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/31/96)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	[ ]%	[ ]%	[ ]%
Administrative	0.45	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee paid by each class and approximately [    ]% in trustees’, shareholder meeting/proxy and tax expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	11

RCM Mid-Cap Fund	Ticker Symbols: DRMCX (Institutional) DRMAX (Administrative)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Small to medium capitalization equity securities	Approximate Primary Capitalization Range Same as Russell Midcap Growth Index Dividend Frequency At least annually
Approximate Number of Holdings 85–125

The Fund seeks to achieve its investment objective by normally investing 80% of its net assets (plus borrowings made for investment purposes) in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Midcap Growth Index (between $[    ] billion and $[    ] billion as of September 30, 2007). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in emerging markets countries). The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors and may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when shares of a corresponding fund of Dresdner RCM Global Funds, Inc., (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to the inception of Administrative Class shares (2/05/02), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	Allianz Funds

RCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07—9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (11/6/79)(5)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index.

(3)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.

(4)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(5)	The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.47%	None	[ ]%	[ ]%	[ ]%
Administrative	0.47	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% and [0.24]% Administrative Fee paid by Institutional Class and Administrative Class shares, respectively, and approximately [    ]% and [    ]% in interest, trustees’, shareholder meeting/proxy and tax expenses incurred by Institutional Class shares and Administrative Class shares, respectively, each during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	13

RCM Small-Cap Growth Fund	Ticker Symbol: ARCIX (Institutional)

Principal Investment and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Smaller capitalization equity securities Approximate Number of Holdings 75–150

Approximate Primary Capitalization Range

Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

Dividend Frequency

At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with smaller market capitalizations (which the portfolio managers currently define as companies with market capitalizations at or below the highest market capitalization of companies represented in either or both of the S&P SmallCap 600 Index ($[    ] billion as of September 30, 2007) and the Russell 2000 Index ($[    ] billion as of September 30, 2007). The Fund may invest up to 15% of its assets in non-U.S. securities, including emerging markets securities. The Fund may purchase securities in initial public offerings (IPOs). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

The portfolio managers seek to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	Allianz Funds

RCM Small-Cap Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception ([ / / ])(3)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Russell 2000 Growth Index(2)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)	The Fund began operations on [ / / ]. Index comparisons begin on [ / / ].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional Class	0.85%	None	[ ]%	[ ]%	[ ]%

(1)

Other Expenses reflects a [0.25]% Administrative Fee, [    ]% in organizational expenses and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Example.  The Example below is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	15

RCM Strategic Growth Fund	Ticker Symbols: ANRIX (Institutional) ANRAX (Administrative)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation Fund Category Growth Stocks	Fund Focus Equity and equity-related securities and derivatives Approximate Number of Holdings 40–150	Approximate Primary Capitalization Range $500 million or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related securities of companies with market capitalizations of at least $500 million. As discussed below, the Fund expects to engage in derivative transactions, which may have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used.

The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging markets countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in potential high-growth areas such as technology or health care. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers attempt to exploit what they view as mispricing of the long-term growth prospects of companies by investing in stocks and employing derivatives strategies to maximize growth opportunities identified by the sub-adviser’s research analysts. The portfolio managers may also seek to exploit what they view as shorter-term market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services and/or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In particular, the Fund intends to purchase call options on securities whose prices the portfolio managers believe will increase, and purchase and sell combinations of put and call options in an attempt to take advantage of stock price movements. The Fund may also employ additional strategies involving call and put options, futures and forward contracts, short sales, swap agreements and other derivative instruments with respect to securities, indices and other assets.

The Fund’s use of derivative instruments will often give rise to forms of leverage, which could have the effect of magnifying the Fund’s gains and losses. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio. Leveraging is a speculative technique, and there are special risks involved. To the extent that the Fund uses or incurs leverage, an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

16	Allianz Funds

RCM Strategic Growth Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	1.00%	None	[ ]%	[ ]%	[ ]%
Administrative	1.00	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [0.25]% Administrative Fee and [    ]% in organizational expenses paid by each Class and approximately [    ]% and [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by Institutional Class and Administrative Class shares, respectively, during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	17

RCM Technology Fund	Ticker Symbols: DRGTX (Institutional) DGTAX (Administrative)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies Approximate Number of Holdings 30–120	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of technology companies. The Fund normally invests in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund may invest a substantial portion of assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products, services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The NASDAQ Composite Index is the Fund’s primary performance benchmark. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmarks. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk.

The portfolio managers develop forecasts of economic growth, inflation and interest rates that they use to help identity those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds, and may otherwise utilize short sales, foreign currency exchange contracts, put and call options, stock index futures contracts and other derivative instruments. The Fund may invest in equity linked securities. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when shares of a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of Institutional Class shares. Although Administrative Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Administrative Class performance would be

18	Allianz Funds

RCM Technology Fund (continued)

lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. For periods prior to inception of Administrative Class shares (2/05/02), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund’s total expenses for Institutional Class shares have in the past been higher than the DRCM Fund’s historical expenses. If the DRCM Fund had been subject to such higher expenses, the performance results shown for the DRCM Fund would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)	More Recent Return Information
	1/1/07–9/30/07	[ ]%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/27/95)(5)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Administrative Class	[ ]%	[ ]%	[ ]%	[ ]%
NASDAQ Composite Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Goldman Sachs Technology Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Science & Technology Fund Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

(2)	The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.
(3)

The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index.

(4)

The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.

(5)	The Fund began operations on 12/27/95. Index comparisons begin on 12/31/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a percentage of exchange price or amount redeemed)	None 2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.90%	None	[ ]%	[ ]%	[ ]%
Administrative	0.90	0.25%	[ ]	[ ]	[ ]

(1)

Other Expenses reflects a [    ]% and [    ]% Administrative Fee paid by Institutional Class and Administrative Class shares, respectively, and approximately 0.04% and 0.06% in interest, trustees’, shareholder meeting/proxy and tax expenses incurred by Institutional Class shares and Administrative Class shares, respectively, each during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(2)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative		[	]		[	]		[	]		[	]

Prospectus	19

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk

All of the Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Certain of the Funds will invest a significant portion of their assets in securities that trade in or receive revenues in foreign currencies. Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments, including the derivatives strategies employed by the RCM Strategic Growth Fund discussed under “Characteristics and Risks of Securities and Investment Techniques—Derivatives Strategies Employed by the RCM Strategic Growth Fund,” involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for loss is unlimited. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment

20	Allianz Funds

Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments in which their value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Financial Services Related Risk.  Funds that make significant investments in the financial services sectors will be subject to the risk factors particular to that sector. Examples of these factors could include extensive governmental regulation, availability and cost of capital funds, changes in interest rates and price competition, all of which may affect financial services companies’ business lines or profitability. Monetary policy determined by local and international banking authorities can have significant impact, both positive and negative, on financial service companies. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Insurance companies are subject to price competition and may be impacted by events or trends such as natural catastrophes, mortality rates or recessions. Brokerage firms’ profitability can be affected by government regulation, stock or bond activity and the operating leverage inherent in companies in the sector.

Natural Resources Related Risk.  Funds that make significant investments in the natural resources sectors will be subject to the risk factors particular to that sector. The natural resources sectors can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls,

Prospectus	21

worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Technology Related Risk.  Funds that make significant investments in the technology sector will be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

The Funds may from time to time invest a substantial portion of their assets in these and other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

IPO Risk

The Funds may purchase securities in initial public offerings (IPOs). The securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and the individual portfolio manager(s) will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that

22	Allianz Funds

disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally, Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs of tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds

In addition to the risks described above, several of the Funds are newly formed and therefore have a limited or no history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Management of the Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[    ] billion in assets under management.

Prospectus	23

The Adviser has retained its investment management affiliate (the “Sub-Adviser”), RCM Capital Management LLC (“RCM”), to manage each Fund’s investments. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Advisory Fees

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
RCM Large-Cap Growth Fund	0.45%
RCM Mid-Cap Fund	0.47%
RCM International Growth Equity Fund	0.50%
RCM Global Resources Fund	0.70%
RCM Small-Cap Growth Fund	0.85%
RCM Technology Fund	0.90%
RCM Global Small-Cap and RCM Strategic Growth Funds	1.00%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser is available in the Fund’s semi-annual report to shareholders for the six-month period ended December 31, 2006.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to those classes of shares. The Administrator, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small Funds, but the excess of the fee over costs generally increases as Funds grow in asset size. The Funds do bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

Institutional and Administrative Class shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fees*
RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap Growth and RCM Strategic Growth Funds	0.25%
RCM Technology Fund	0.30%
RCM Global Resources and RCM Global Small-Cap Funds	0.35%
RCM International Growth Equity Fund	0.45%

*	The Administrative Fee rate for each Fund (except the RCM Technology Fund) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion. The Administrative Fee rate for the RCM Technology Fund is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the

24	Allianz Funds

Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to 19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Adviser

The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds which they manage.

Established in 1998, and the successor to the business of its holding company, RCM Global Investors US Holdings LLC, RCM is an indirect wholly-owned subsidiary of Allianz SE and an affiliate of Allianz. RCM was originally formed as a Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM provides advisory services to mutual funds and institutional accounts. As of September 30, 2007, RCM had approximately $[    ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The following individuals at RCM share primary responsibility for the noted Funds.

Fund	Managers	Since	Recent Professional Experience
RCM Global Resources Fund	Paul D. Strand, CFA	2004 (Inception)	Vice President, Research Analyst/Sector Fund Manager, Energy and Portfolio Manager. Mr. Strand joined RCM in 2003 and is responsible for integrated oil, oil and gas production, oil services, independent refiners and coal within the energy sector. Prior to joining RCM in 2003, he worked as a Senior Equity Analyst at Advantus Capital Management for 4 years, covering energy and consumer staples.
RCM Global Small Cap Fund	Thomas J. Ross	2002	Director, Chief Investment Officer and Senior Portfolio Manager for both the U.S. and International Small Cap strategies. Prior to transferring to RCM in San Francisco in 2001, Thomas was a senior analyst and portfolio manager with Dresdner Bank’s dit subsidiary located in Frankfurt Germany for 10 years, managing a variety of global portfolios, including the dit Technology, Multimedia, Software, and Biotechnology Funds.
RCM International Growth Equity Fund	Ara Jelalian	2005	Director, Portfolio Manager for International and Global Equities. Prior to joining RCM in 1998, Mr. Jelalian spent 7 years with Capital Resources (formerly SEI Capital Resources) where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent 7 years as an International Economist with First Chicago Corporation.
RCM Large Cap Growth Fund	Raphael L. Edelman (Lead)	2004	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.
	Joanne L. Howard, CFA	2005	Managing Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. She also previously served as the firm’s Private Client Group CIO from 1996 to 2002, where she continues to serve as a Senior Portfolio Manager. Prior to joining RCM in 1992, she spent 17 years with Scudder, Stevens & Clark as Managing Director and Senior Portfolio Manager of the Quality Growth team.
	Peter A. Goetz, CFA	2005	Director and Portfolio Manager on the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.
RCM Mid-Cap Fund	Louise M. Laufersweiler, CFA (Lead)	2005	Director, Chief Investment Officer for Midcap, and Senior Portfolio Manager for both small and mid-cap strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity strategies and is Deputy CIO for US Small Cap. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist in San Francisco.

Prospectus	25

Fund	Managers	Since	Recent Professional Experience
	Steven Klopukh, CFA	2005	Vice President, Portfolio Manager for U.S. Mid Cap Equities He joined RCM in 2002 as an equity analyst and assistant portfolio manager on the Mid Cap equity team. Prior to joining RCM in 2002, Mr. Klopukh was a Vice President and fundamental equity analyst at CDC Investment Management Corp. and was involved in managing its quantitatively-enhanced, risk-targeted Large-Cap Core and Market-Neutral equity strategies from 1999 to 2001.
RCM Small-Cap Growth Fund	Thomas J. Ross (Lead)	2005 (Inception)	See Above.
	Louise M. Laufersweiler, CFA	2005 (Inception)	See Above.
RCM Strategic Growth Fund	Raphael L. Edelman (Lead)	2006 (Inception)	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.
	Todd G. Hawthorne	2007	Vice President, Equity Derivatives Strategy since 2006. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.
RCM Technology Fund	Walter C. Price, Jr. CFA**	1995 (Inception)	Senior Portfolio Manager and Senior Analyst. He joined RCM in 1974 as a Senior Securities Analyst in technology.
	Huachen Chen, CFA**	1995 (Inception)	Senior Portfolio Manager. He joined RCM as an Analyst in 1984, and has provided analytical coverage of many sectors within technology, as well as the electrical equipment and multi-industry areas. ..

*	Individuals share responsibility equally for the Fund.
**	Individuals have joint responsibility for the day-to-day management of the Fund.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not apply to the Funds. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement .

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory

26	Allianz Funds

proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Prospectus	27

Investment Options—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of each Fund in this Prospectus (except the RCM Global Resources, RCM Global Small-Cap and RCM Small-Cap Growth Funds which offer only Institutional Class shares).

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within the applicable Holding Period. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•

Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class Shares of each Fund that offers Administrative Class shares. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Each Plan allows the Funds that offer Administrative Class shares to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

•

Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays service and/or distribution fees with respect to Administrative Class shares to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

•

Payments to Financial Firms.  Some or all of the service and distribution fees imposed on Administrative Class shares described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the

28	Allianz Funds

Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. Currently, the payments described in this paragraph are generally not made with respect to Administrative or Institutional Class shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Prospectus	29

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

•

Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

•

Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust’s transfer agent, Boston Financial Data Services-Midwest (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•

Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Allianz Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64104 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, Allianz Funds, BFDS Midwest, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•

Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•

Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent

30	Allianz Funds

purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Adviser or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•

Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

•

Redemption Fees.  Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days
RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap Growth and RCM Strategic Growth Funds	•
RCM Global Resources, RCM Global Small-Cap, RCM Technology and RCM International Growth Equity Funds		•

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to the 7-day Holding Period, are exchanged for shares of Fund B, which is subject to the 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Prospectus	31

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices described below under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

Waivers of Redemption Fees.  The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

32	Allianz Funds

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redeeming Shares

•

Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to Allianz Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Allianz Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64104 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•

Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

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Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•

Other Redemption Information.  Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Unless eligible for a waiver, shareholders who redeem their shares within the applicable Holding Period will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” above.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below or in the applicable Funds’ or series prospectus(es), an investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees) of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the

34	Allianz Funds

Trust at 1-800-498-5413. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within the applicable Holding Period will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 60 days prior notice whenever it is reasonably able to do so. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” above for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

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Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares are Priced

The net asset value per share (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see

36	Allianz Funds

“Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the higher expenses applicable to Administrative Class shares. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations.

Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-498-5413.

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Tax Consequences

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Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder has owned the shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to shareholders as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to the shareholders, up to the amount of each shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•

Taxes on Redemptions or Exchanges of Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders that are subject to such tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding.  The Funds generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

38	Allianz Funds

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stocks may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if his judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Depending on how a company is organized, “common stock” may include shares in a corporation, partnership interests, interests in a limited liability company or trust, or other types of ownership interests. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Industry Concentration

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Financial Services Companies.  Funds that concentrate their investments in companies in the financial services industries will be subject to the risks particularly affecting financial services companies. Events may occur which significantly affect the financial services industries as a whole or a particular segment of the industries (such as banking, insurance or consumer financial services) in which a Fund may invest. Factors affecting financial services

Prospectus	39

companies include high sensitivity to interest rate fluctuations, inflation, the availability and cost of capital and other conditions that affect the capital markets and the economy in general. Due to these sensitivities, the values of securities issued by financial services companies may decline more in response to deteriorating economic conditions than the securities of other companies. The performance and profitability of financial services companies are also affected by extensive governmental regulation of the financial industry and intense competition in the relevant marketplace. Accordingly, a Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate in a particular industry or economic sector.

Natural Resources.  Funds that concentrate their investments in companies in the natural resources industries (including, but not limited to, the industry sub-sectors involving cyclical commodities, energy, paper and forest products, precious metals and utilities) will be subject to the risks particularly affecting natural resources companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity and interest rates, which can affect product pricing, costs and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The utilities industry can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.

Healthcare Sector.  Funds that concentrate their investments in the healthcare sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

Technology Sector.  Funds that concentrate their investments in the technology sector will be subject to risks particular to that sector such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of

40	Allianz Funds

larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

Each of the Funds may invest in non-U.S. securities. The Funds invest in the following types of non-U.S. equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. The Sub-Adviser expects that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, each such Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when the Sub-Adviser believes that such securities meet a Fund’s investment criteria. The Funds also may invest in securities that are not publicly traded either in the U.S. or in foreign markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities, and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

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Emerging Market Securities

Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to or that trade principally in countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity

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securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

Unless otherwise stated in the Fund Summaries, the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management for leverage and to indirectly participate in other types of investments. A Fund may also use derivative instruments (such as securities swaps) to indirectly gain exposure to the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other assets, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies, and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds may purchase and sell (write) call and put options on securities, securities indexes, interest rates and foreign currencies. Each of the Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

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Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered or “naked” options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use each derivative instrument involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

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Derivatives Strategies Employed by RCM Strategic Growth Fund

The RCM Strategic Growth Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options, as discussed below), including combinations at put and call options, (iii) enter into futures contracts, (iv) enter into swap agreements and (v) engage in short sales, each in an attempt to take advantage of perceived market inefficiencies or expected stock price movements. For example, the Fund may, in addition to other options strategies, purchase an out-of-the-money call option on a security with an expiration date more than six months in the future (such as “Long-Term Equity Appreciation Securities” or “LEAPs”) while writing a call option on the same security at the same exercise price but with a nearer-term expiration date. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are generally described under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. equity securities. See “Non-U.S. Securities” above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Funds’ restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objective when they does so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

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High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Funds’ limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the Sub-Adviser determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and

46	Allianz Funds

deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Borrowings and Other Forms of Leverage Utilized by the RCM Strategic Growth Fund

Although it has no current intention to do so, the RCM Strategic Growth Fund may employ leverage by borrowing money (to the maximum extent permitted under the Investment Company Act) to purchase or carry securities during periods in which the portfolio managers believe that the opportunities for gain are potentially greater than the risk of loss. The Fund will only borrow from banks, and only if the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, the Fund, within three business days, will seek to reduce its borrowings so that it meets the requirement. To do so, or to meet maturing bank loans, the Fund might on occasion be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund which may not be recovered by any appreciation of the securities purchased or could exceed the Fund’s investment income. In addition, even if the Fund does not have any borrowings outstanding it may incur commitment fees and other costs relating to the Fund’s credit facility.

In addition, the Fund may also employ leverage by engaging in certain derivative transactions that give rise to forms of leverage. See “Derivatives” above.

Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a

Prospectus	47

listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investments in Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Funds may invest in securities of other investment companies, including exchange-traded funds (ETFs). As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. During the most recently completed fiscal year, each of the [                    ] Funds had a portfolio turnover rate in excess of 100%. Other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies

The investment objective of the RCM Small-Cap Growth and RCM Strategic Growth Funds is not fundamental and may be changed by the Board of Trustees without shareholder approval. Each of the other Fund’s investment objective is a fundamental policy that may not be changed without shareholder approval. In addition, it is a fundamental policy that may not be changed without shareholder approval that the RCM Global Small-Cap and RCM Technology Funds must each invest in companies located in at least three different countries. However, unless otherwise stated in the Statement of Additional Information, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the Funds (except

48	Allianz Funds

the RCM Strategic Growth Fund) have adopted 80% investment policies under Rule 35d-1 under the Investment Company Act of 1940 (which policies are set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, several of the Funds are newly formed and therefore have limited performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, may have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the Funds may use Grassroots(SM) Research in addition to their traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Prospectus	49

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional Class and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. This information has been audited by [                        ], whose report, along with the Funds’ financial statements, are included in the Trust’s annual reports to Shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available without charge upon request from the Distributor.

Fiscal Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income (Loss)		Distributions from Net Realized Gain on Investments
RCM Global Resources Fund
Institutional Class
06/30/07	$	[	]	$	[	](a)	$	[	](a)	$	[	]	$	[ ]	$	[	]
06/30/06		13.45			0.01	(a)		6.08	(a)		6.09			—		(2.46)
06/30/05		10.00			0.05	(a)		3.40	(a)		3.45			—		—
RCM Global Small-Cap Fund
Institutional Class
06/30/07	$	[	]	$	[	](a)	$	[	](a)	$	[	]	$	[ ]	$	[	]
06/30/06		22.84			(0.06	)(a)		5.66	(a)		5.60			—		—
06/30/05		19.86			(0.01	)(a)		2.98	(a)		2.97			—		—
06/30/04		13.66			(0.05	)(a)		6.24	(a)		6.19			—		—
06/30/03		13.27			(0.06	)(a)		0.41	(a)		0.35			—		—
RCM International Growth Equity Fund
Institutional Class
06/30/07	$	[	]	$	[	](a)	$	[	](a)	$	[	]	$	[ ]	$	[	]
06/30/06		10.14			0.12	(a)		2.88	(a)		3.00			(0.23)		—
06/30/05		9.45			0.10	(a)		0.70	(a)		0.80			(0.11)		—
06/30/04		7.52			0.09	(a)		1.95	(a)		2.04			(0.12)		—
06/30/03		8.34			0.06	(a)		(0.88	)(a)		(0.82)			(0.06)		—
Administrative Class
06/30/07	$	[	]	$	[	](a)	$	[	](a)	$	[	]	$	[ ]	$	[	]
06/30/06		10.04			0.08	(a)		2.88	(a)		2.96			—		—
06/30/05		9.36			0.11	(a)		0.67	(a)		0.78			(0.10)		—
06/30/04		7.46			0.05	(a)		1.95	(a)		2.00			(0.10)		—
06/30/03		8.33			0.02	(a)		(0.86	)(a)		(0.84)			(0.03)		—
RCM Large-Cap Growth Fund
Institutional Class
06/30/07	$	[	]	$	[	](a)	$	[	](a)	$	[	]	$	[ ]	$	[	]
06/30/06		12.82			0.06	(a)		1.00	(a)		1.06			(0.05)		—
06/30/05		12.24			0.07	(a)		0.55	(a)		0.62			(0.04)		—
06/30/04		10.95			0.04	(a)		1.30	(a)		1.34			(0.05)		—
06/30/03		10.95			0.06	(a)		(0.02	)(a)		0.04			(0.03)		—
Administrative Class
06/30/07	$	[	]	$	[	](a)	$	[	](a)	$	[	]	$	[ ]	$	[	]
06/30/06		12.77			0.02	(a)		0.99	(a)		1.01			(0.01)		—
06/30/05		12.21			0.04	(a)		0.54	(a)		0.58			(0.02)		—
06/30/04		10.94			0.01	(a)		1.30	(a)		1.31			(0.04)		—
06/30/03		10.94			0.04	(a)		(0.01	)(a)		0.03			(0.03)		—

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective April 1, 2005, the administrative expense was reduced by 0.15%.
(c)	Effective April 1, 2005, the administrative expense was reduced by 0.05%.

50	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets with Waiver and Reimbursement		Ratio of Expenses to Average Net Assets without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%	[	]%
	—			(2.46)		—	(a)(d)		17.08		47.81			5,963		1.07		1.07		0.07		128
	—			—		—	(a)		13.45		34.50			4,036		1.10	(c)	1.58	(c)	0.41		128

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%	[	]%
	—			—		0.01	(a)		28.45	(e)	24.61	(e)		23,763		1.37		1.37		(0.22)		73
	—			—		0.01	(a)		22.84		15.00			16,392		1.42	(c)	1.42	(c)	(0.05)		96
	—			—		0.01	(a)		19.86		45.39			12,749		1.40		1.40		(0.25)		111
	—			—		0.04	(a)		13.66		2.94			3,964		1.41		1.41		(0.47)		183

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%	[	]%
	—			(0.23)		—	(a)(d)		12.91		29.82			7,177		0.98		0.98		1.02		79
	—			(0.11)		—	(a)		10.14		8.47			4,928		1.07	(c)	1.07	(c)	1.01		138
	—			(0.12)		0.01	(a)		9.45		27.31			40,343		1.04		1.04		1.05		90
	—			(0.06)		0.06	(a)		7.52		(9.02)			20,803		1.09		1.09		0.83		86

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%	[	]%
	—			—		—	(a)(d)		13.00		29.49			363		1.23		1.23		0.70		79
	—			(0.10)		—	(a)		10.04		8.32			308		1.35	(c)	1.35	(c)	1.15		138
	—			(0.10)		—	(a)		9.36		26.93			335		1.29		1.29		0.56		90
	—			(0.03)		—	(a)		7.46		(10.01)			482		1.36		1.36		0.24		86

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%	[	]%
	—			(0.05)		—	(a)(d)		13.83		8.25			350,125		0.72		0.72		0.41		74
	—			(0.04)		—	(a)		12.82		5.05			326,773		0.75	(c)	0.75	(c)	0.60		118
	—			(0.05)		—	(a)		12.24		12.25			350,355		0.76		0.76		0.33		82
	(0.01)			(0.04)		—	(a)		10.95		0.41			276,210		0.75		0.75		0.58		25

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%	[	]%
	—			(0.01)		—	(a)(d)		13.77		7.94			63,534		0.97		0.97		0.15		74
	—			(0.02)		—	(a)		12.77		4.79			64,592		1.00	(c)	1.00	(c)	0.36		118
	—			(0.04)		—	(a)		12.21		11.95			84,940		1.01		1.01		0.09		82
	—			(0.03)		—	(a)		10.94		0.30			77,886		1.00		1.00		0.36		25

(d)	Amount is less that $0.01.
(e)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $28.45 and 24.55%, respectively.

Prospectus	51

Financial Highlights (continued)

Fiscal Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income (Loss)			Distributions from Net Realized Gain on Investments
RCM Mid-Cap Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		2.67			—	(a)(d)		0.32	(a)		0.32			—			—
06/30/05		2.55			—	(a)		0.12	(a)		0.12			—			—
06/30/04		2.09			(0.01	)(a)		0.47	(a)		0.46			—			—
06/30/03		2.01			(0.01	)(a)		0.09	(a)		0.08			—			—
Administrative Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		2.64			(0.01	)(a)		0.31	(a)		0.30			—			—
06/30/05		2.53			(0.01	)(a)		0.12	(a)		0.11			—			—
06/30/04		2.07			(0.01	)(a)		0.47	(a)		0.46			—			—
06/30/03		2.00			(0.01	)(a)		0.08	(a)		0.07			—			—
RCM Small-Cap Growth Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
12/30/2005 – 06/30/2006		15.00			(0.06	)(a)		1.15	(a)		1.09			—			—
RCM Strategic Growth Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3/31/2006† – 06/30/2006		15.00			(0.01	)(a)		(1.42	)(a)		(1.43)			—			—
Administrative Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3/31/2006† – 06/30/2006		15.00			(0.02	)(a)		(1.42	)(a)		(1.44)			—			—
RCM Technology Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		34.03			(0.29	)(a)		3.03	(a)		2.74			—			—
06/30/05		32.81			(0.28	)(a)		1.50	(a)		1.22			—			—
06/30/04		24.60			(0.35	)(a)		8.56	(a)		8.21			—			—
06/30/03		20.68			(0.18	)(a)		4.10	(a)		3.92			—			—
Administrative Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		34.01			(0.39	)(a)		3.04	(a)		2.65			—			—
03/31/05 – 06/30/05		32.82			(0.05	)(a)		1.24	(a)		1.19			—			—

*	Annualized
#	Not annualized
†	Commencement of operations
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective April 1, 2005, the administrative expense was reduced by 0.10%.
(c)	Effective April 1, 2005, the administrative expense was reduced by 0.05%.
(d)	Less than $0.01 per share.
(e)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.62%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.97 and 11.37%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.62%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.92 and 10.74%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $36.76 and 8.01%, respectively.

(h)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $36.65 and 7.75%, respectively.

52	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets with Waiver and Reimbursement		Ratio of Expenses to Average Net Assets without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)(d)		2.99	(e)	11.99	(e)		101,757		0.75		0.75		(0.13)	161
	—			—			—	(a)		2.67		4.71			114,914		0.79	(c)	0.79	(c)	(0.17)	147
	—			—			—	(a)		2.55		22.01			224,577		0.78		0.78		(0.36)	145
	—			—			—	(a)		2.09		3.98			224,615		0.78		0.78		(0.46)	132

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)(d)		2.94	(f)	11.36	(f)		470		1.04		1.04		(0.42)	161
	—			—			—	(a)		2.64		4.35			12		1.04	(c)	1.04	(c)	(0.41)	147
	—			—			—	(a)		2.53		22.22			11		1.03		1.03		(0.60)	145
	—			—			—	(a)		2.07		3.50			9		1.04		1.04		(0.69)	132

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)(d)		16.09		7.27	#		3,218		1.14	*	7.03	*	(0.68)*	49

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)		13.57		(9.47	)#		2,714		1.31	*	11.45	*	(0.29)*	113

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)		13.56		(9.53	)#		9		1.55	*	11.69	*	(0.53)*	113

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			0.01	(a)		36.78	(g)	8.08	(g)		323,919		1.24		1.24		(0.75)	272
	—			—			—	(a)		34.03		3.72			261,860		1.32	(b)	1.32	(b)	(0.87)	238
	—			—			—	(a)		32.81		33.37			207,205		1.36		1.36		(1.16)	206

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			0.01	(a)		36.67	(h)	7.82	(h)		24,685		1.50		1.50		(0.98)	272
	—			—			—	(a)		34.01		3.63			1,360		1.50	*	1.50	*	(0.61)*	238

Prospectus	53

Allianz Funds

INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER

RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services–Midwest, 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                                                         ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

Not part of the Prospectus

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-498-5413 or PIMCO & Allianz Funds Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Funds

1345 Avenue of the Americas,

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-6161

Allianz Global Investors Distributors, LLC

1345 Avenue of the Americas,

New York, NY 10105

AZ715_16284

Allianz Funds Prospectus

OCC Renaissance Fund

November 1, 2007

Share Classes

A, B and C

This Prospectus describes Allianz OCC Renaissance Fund, a mutual fund offered by Allianz Funds (the “Trust”). The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and its investment management affiliate, Oppenheimer Capital LLC. As of September 30, 2007, the Adviser and its investment management affiliates managed approximately $[        ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund Description, Performance and Fees.  The following Fund Summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Fund begins after the Fund Summary.

It is possible to lose money on an investment in the Fund.  The fact that a mutual fund like the Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary	Ticker Symbols: PQNAX (Class A) PQNBX (Class B) PQNCX (Class C)

OCC Renaissance Fund

Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued stocks with improving business fundamentals Approximate Number of Holdings 50–100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that the portfolio managers believe are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the portfolio managers consistent with their expectation of longer-term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers select stocks for the Fund using a “value” style. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book and price-to-cash-flow ratios. The portfolio managers analyze stocks and seek to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio managers may look to sell a stock when they believe that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• IPO Risk	• REIT Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following this Fund Summary for a description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

2	Allianz OCC Renaissance Fund Prospectus

Performance Information

The information below shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information below it show performance of the Fund’s Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class A and B shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and B performance would differ from Class C performance because of the different expenses paid by Class A and B shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A shares (2/1/91) and Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund’s Class C shares. The prior Class C performance has been adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to February 11, 2005, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown below under its current investment management arrangements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns — Class C

More Recent Return Information

1/1/07–9/30/07	[ ]%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest ( )	[ ]%

Lowest ( )	[ ]%

Allianz OCC Renaissance Fund Prospectus	3

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years		10 Years		Fund Inception (4/18/88)(4)
Class C — Before Taxes(1)	[ ]%	[ ]	%	[ ]	%	[ ]	%
Class C — After Taxes on Distributions(1)	[ ]%	[ ]	%	[ ]	%	[ ]	%
Class C — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]	%	[ ]	%	[ ]	%
Class A	[ ]%	[ ]	%	[ ]	%	[ ]	%
Class B	[ ]%	[ ]	%	[ ]	%	[ ]	%
Russell Midcap Value Index(2)	[ ]%	[ ]	%	[ ]	%	[ ]	%
Lipper Mid-Cap Value Funds Average(3)	[ ]%	[ ]	%	[ ]	%	[ ]	%

(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only. After-tax returns for Classes A and B will vary.

(2) The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3) The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

4	Allianz OCC Renaissance Fund Prospectus

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

(4) The Redemption Fee may apply to shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees(3)	Other Expenses(4)	Acquired Fund Fees and Expenses(5)	Total Annual Fund Operating Expenses
Class A	0.60%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.60	1.00	[ ]	[ ]	[ ]
Class C	0.60	1.00	[ ]	[ ]	[ ]

(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2) The Fund’s advisory fee has been reduced by 0.10%, to 0.50%. This advisory fee reductions will continue until at least December 31, 2007.

(3) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(4) Other Expenses reflects a [0.38]% Administrative Fee paid by each class and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Fund—Administrative Fees.”

(5) Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Allianz OCC Renaissance Fund Prospectus	5

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized alphabetically in this section. The Fund may be subject to additional principal risks and risks other than those described below or in the Fund Summary because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Credit Risk

The Fund may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or

6	Allianz OCC Renaissance Fund Prospectus

geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that the Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for loss in unlimited. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Investing in a derivative instrument could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Fund may invest in equity securities of companies that its portfolio managers believe are selling at a price lower than their true value (value securities). Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its

Allianz OCC Renaissance Fund Prospectus	7

securities may decline or may not approach the value that the portfolio manager anticipates. To the extent the Fund invests in equity securities of companies that its portfolio managers believe will experience relatively rapid earning growth (growth securities) it will be subject to the risks associated with such investments. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Funds that are “diversified” are subject to similar risks to the extent they invest in a relatively small number of issuers. In addition, the Fund may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, the Fund may have greater risk to the extent it invests a substantial portion of its assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

IPO Risk

The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offering in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during period when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

8	Allianz OCC Renaissance Fund Prospectus

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and/or the portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The Fund normally invests substantially in common stocks and/or other equity securities. A principal risk of investing in the Fund is that the investments in its portfolio may decline in

Allianz OCC Renaissance Fund Prospectus	9

value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

The Fund invests in non-U.S. securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. To the extent that the Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to the Fund’s investment in non-U.S. securities.

REIT Risk

To the extent that the Fund invests in real estate investment trusts (“REITs”), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through the Fund, a

10	Allianz OCC Renaissance Fund Prospectus

shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Fund generally has substantial exposure to these risks.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Allianz OCC Renaissance Fund Prospectus	11

Management of the Fund

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management.

The Adviser has retained its affiliate, Oppenheimer Capital LLC (“Oppenheimer Capital” or the “Sub-Adviser”), to manage the Fund’s investments. See “Sub-Adviser” below. In addition, the Adviser may retain affiliates to provide various administrative and other services required by the Fund.

Advisory Fees

The Fund pays a monthly advisory fee to the Adviser in return for providing or arranging for the provision of investment advisory services. For the fiscal year ended June 30, 2007, the Fund paid monthly advisory fees to the Adviser at the annual rate of 0.60% of average daily net assets. As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” the Fund’s advisory fee has been reduced by 0.10%, to 0.50%. This advisory fee reductions will continue until at least December 31, 2007. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and the Sub-Adviser is available in the Fund’s semi-annual report to shareholders for the six-month period ended December 31, 2006.

Administrative Fees

The Fund pays for the administrative services it requires under what is essentially on all-in fee structure. Class A, Class B and Class C shareholders of the Fund pay an administrative fee to the Administrators, computed as a percentage of the Fund’s net assets attributable in the aggregate to those classes of shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party administrative services required by the Fund,

12	Allianz OCC Renaissance Fund Prospectus

including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fees paid to the Administrator exceeds the related costs. This may not be the case for relatively small funds, but the excess of the fee over costs generally increases as funds grow in asset size. The Fund does bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

Class A, B and C shareholders of the Fund pay the Administrator monthly administrative fees at an annual rate of 0.40% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares). The Administrative Fee rate is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the fund and may vary from amounts paid to the Trust’s transfer agent for providing similar

Allianz OCC Renaissance Fund Prospectus	13

services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries is providing the services for which they are receiving such payments.

Sub-Adviser

Oppenheimer Capital has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. Oppenheimer Capital is a Delaware limited liability company and is an indirect wholly-owned subsidiary of Allianz. The Sub-Adviser has operated as an investment adviser to investment companies and other investors since its organization in 1980. As of September 30, 2007, Oppenheimer Capital has approximately $[        ] billion in assets under management.

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Fund.

Portfolio Managers

The following individuals have primary responsibility for managing the Fund. In addition to the individuals noted below, Colin Glinsman, Managing Director and Chief Investment Officer of Oppenheimer Capital, is responsible for overseeing the Fund’s portfolio management team. Mr. Glinsman has 22 years of investment experience, including 16 years at Oppenheimer Capital.

Portfolio Manager	Since	Recent Professional Experience

Nick Frelinghuysen	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Nick joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 13 years of experience as a research analyst and over 3 years of portfolio management experience.

14	Allianz OCC Renaissance Fund Prospectus

Portfolio Manager	Since	Recent Professional Experience

Brad Holmes	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Brad joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team. He has 14 years of experience as a research analyst, over 4 years of portfolio management experience and is a CFA charterholder.

A different sub-advisory firm served as Sub-Adviser for the Fund prior to February 11, 2005. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the securities of the Fund.

Adviser/Sub-Adviser Relationship

Shareholders of the Fund have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee all sub-advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various

Allianz OCC Renaissance Fund Prospectus	15

antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund and other affiliated investment companies, the Fund’s sub-adviser, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of AGIFM, AGID or the Fund’s sub-adviser to perform their respective contracts with respect to the Fund.

16	Allianz OCC Renaissance Fund Prospectus

Investment Options—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of the Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

• You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

• You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

• Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

• You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

• A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

Class B Shares

• You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B

Allianz OCC Renaissance Fund Prospectus	17

shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

• A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

• Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years (eight years for Class B Shares purchased after December 31, 2001 but before October 1, 2004) they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class B shares purchased on or before December 31, 2001 or after September 30, 2004 automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004). After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

• For information about the CDSC calculation and conversion date of shares received in an exchange, please see the Guide.

Class C Shares

• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

• A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven (or eight) years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven (or eight) years.

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the SAI and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

18	Allianz OCC Renaissance Fund Prospectus

Initial Sales
Charges—Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Fund and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors that purchase $1,000,000 or more of the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Initial Sales Charge—Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or PIMCO Funds (other than the Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).  A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quality Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

Allianz OCC Renaissance Fund Prospectus	19

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

*For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

20	Allianz OCC Renaissance Fund Prospectus

Sales at Net Asset Value.  In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Fund; employees of the Adviser, Sub-Adviser and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Fund issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:

• all of the investor’s accounts held directly with the Trust or through a financial intermediary;

• any account of the investor at another financial intermediary; and

• accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Class B and Class C Shares

As discussed above, Class B and Class C shares of the Fund are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Allianz OCC Renaissance Fund Prospectus	21

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

* After the seventh year, Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares. As noted above, Class B shares purchased after December 31, 2001 but before October 1, 2004, convert into Class A shares after eight years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated-

Shares Purchased After December 31, 2001

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

22	Allianz OCC Renaissance Fund Prospectus

For example, the following illustrates the operation of the Class B CDSC for shares purchased after December 31, 2001:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of the Fund (at $10 per share) and that six months later the value of the investor’s account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs are Calculated-

Shares Purchased On or Before December 31, 2001

For shares purchased on or before December 31, 2001, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) differs from that described above. For these shares, a CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC on shares purchased on or before December 31, 2001:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

Shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged. In addition, Class B shares that are received in an exchange will be subject to a

Allianz OCC Renaissance Fund Prospectus	23

CDSC to the same extent as the shares exchanged and will convert into Class A shares at the same time as the original shares would have converted into Class A shares. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class B	0.25%	0.75%
Class C	0.25%	0.75%

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class B and Class C shares may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

24	Allianz OCC Renaissance Fund Prospectus

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurances companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to

Allianz OCC Renaissance Fund Prospectus	25

the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund may use financial firms that sell Fund shares to make transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Fund—Administrative Fees” above.

26	Allianz OCC Renaissance Fund Prospectus

How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Class A, Class B and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Allianz Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account

Allianz OCC Renaissance Fund Prospectus	27

trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

28	Allianz OCC Renaissance Fund Prospectus

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

Allianz Funds and PIMCO Funds Shareholders’ Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide (the “Guide”), which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, redemption fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer before the NAV has been calculated and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

Allianz OCC Renaissance Fund Prospectus	29

• Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit card, traveler’s checks, credit card checks, or checks drawn or non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Fund for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for further information.

Investment Minimums

The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

30	Allianz OCC Renaissance Fund Prospectus

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the limit is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. The Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the applicable fund’s or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of any other series of the Trust or PIMCO Funds. In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which AGIFM serves as investment manager and its affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 7 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase

Allianz OCC Renaissance Fund Prospectus	31

requirements for each fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares. Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, it is more difficult for the Fund to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the Fund’s underlying beneficial owners.

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendsSM Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

32	Allianz OCC Renaissance Fund Prospectus

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Fund’s investment strategies may make the Fund more susceptible to market timing activities. For example, since the Fund may invest in non-U.S. securities, it may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund’s non-U.S. portfolio securities and the determination of the Fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Fund’s potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust

Allianz OCC Renaissance Fund Prospectus	33

or of the Adviser, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust or its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

• Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1)  a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)  for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3)  any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)  any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

34	Allianz OCC Renaissance Fund Prospectus

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Allianz OCC Renaissance Fund Prospectus	35

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class A, Class B and Class C shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemption are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. A new 7 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for

36	Allianz OCC Renaissance Fund Prospectus

shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Adviser or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

Allianz OCC Renaissance Fund Prospectus	37

Waivers of Redemption Fees.  The Fund has elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to

38	Allianz OCC Renaissance Fund Prospectus

redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares, in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on

Allianz OCC Renaissance Fund Prospectus	39

government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

40	Allianz OCC Renaissance Fund Prospectus

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•

Invest all distributions in shares of the same class of any other fund that is a series of the Trust or PIMCO Funds which offers that class at NAV. You must have an account existing in that series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Allianz OCC Renaissance Fund Prospectus	41

Tax Consequences

Taxes on Fund Distributions

A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return on capital which would be tax-free to the shareholders, up to the amount of the shareholders tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Taxes When You Sell (Redeem) or Exchange Your Shares

Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

42	Allianz OCC Renaissance Fund Prospectus

A Note on Non-U.S. Investments

The Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be able to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Backup/Withholding

The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Allianz OCC Renaissance Fund Prospectus	43

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio managers have placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that the Fund’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe are undervalued by the market may have

44	Allianz OCC Renaissance Fund Prospectus

experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

The Fund may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Fund has substantial exposure to this risk. Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than longer companies, also have substantial exposure to this risk.

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Initial Public Offerings

The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the Fund, if any, may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Fund may invest in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, for these purposes, “non-U.S. securities”). In addition, the Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities, and shareholders should consider carefully the substantial risks involved for a fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic

46	Allianz OCC Renaissance Fund Prospectus

securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.

Emerging Market Securities

The Fund may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

Because the Fund may invest a significant portion of its assets in non-U.S. securities, it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by governments or central banks, or by currency controls or political developments. Currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Allianz OCC Renaissance Fund Prospectus	47

Foreign Currency Transactions.  The Fund may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio managers.

The Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could

48	Allianz OCC Renaissance Fund Prospectus

be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly participate in other types of investments. For example, the Fund may use derivative instruments (such as securities swaps) to indirectly gain exposure to the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other assets, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to

Allianz OCC Renaissance Fund Prospectus	49

employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may buy, sell or otherwise utilize include, among others, options contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may also purchase and sell (write) call and put options on securities, securities indexes, interest rates and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into

50	Allianz OCC Renaissance Fund Prospectus

certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to funds that may write uncovered (or “naked”) options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the Sub-Adviser incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Allianz OCC Renaissance Fund Prospectus	51

Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Fund may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price

52	Allianz OCC Renaissance Fund Prospectus

volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the

Allianz OCC Renaissance Fund Prospectus	53

“Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Fund’s limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Fund may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if the Sub-Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement

54	Allianz OCC Renaissance Fund Prospectus

of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When the Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest

Allianz OCC Renaissance Fund Prospectus	55

within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investments in Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.

56	Allianz OCC Renaissance Fund Prospectus

Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

The Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of the Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to the Fund,

Allianz OCC Renaissance Fund Prospectus	57

including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to differences between the funds’ previous investment objectives and policies and portfolio management strategies. [Although the Fund did not have a portfolio turnover rate in excess of 100% during the most recently completed fiscal year, it may have a portfolio turnover rate in excess of 100% in the current fiscal year or in future periods.]

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. In addition, the Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise specified, references to assets in the percentage limitations on the Fund’s investments refer to total assets. Unless otherwise stated, if the Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may

58	Allianz OCC Renaissance Fund Prospectus

subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post the Fund’s portfolio holdings information on its website at www.allianzinvestors. com. The Adviser’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Allianz OCC Renaissance Fund Prospectus	59

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [                    ], whose report, along with the Fund’s financial statements, are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations		Dividends from Net Investment Income			Distributions to Shareholders from Net Realized Capital Gains
OCC Renaissance Fund(i)
Class A
06/30/07	$	[	]	$	[	]	$	[ ]		$	[ ]	$	[	]	$	[ ]
06/30/06		24.30			0.06	(a)		1.45	(a)		1.51		—			(4.23)
06/30/05		24.71			— (a	)		(0.41	)(a)		(0.41)		—			—
06/30/04		17.18			(0.04	)(a)		7.57	(a)		7.53		—			—
06/30/03		19.10			0.01	(a)		(1.24	)(a)		(1.23)		—			(0.69)
Class B
06/30/07		[	]		[	]		[ ]			[ ]		[	]		[ ]
06/30/06		22.80			(0.10	)(a)		1.36	(a)		1.26		—			(4.23)
06/30/05		23.35			(0.17	)(a)		(0.38	)(a)		(0.55)		—			—
06/30/04		16.37			(0.19	)(a)		7.17	(a)		6.98		—			—
06/30/03		18.37			(0.09	)(a)		(1.22	)(a)		(1.31)		—			(0.69)
Class C
06/30/07		[	]		[	]		[ ]			[ ]		[	]		[ ]
06/30/06		22.66			(0.10	)(a)		1.34	(a)		1.24		—			(4.23)
06/30/05		23.21			(0.17	)(a)		(0.38	)(a)		(0.55)		—			—
06/30/04		16.26			(0.19	)(a)		7.14	(a)		6.95		—			—
06/30/03		18.26			(0.09	)(a)		(1.22	)(a)		(1.31)		—			(0.69)

(i)	The information provided for the Fund reflects results of operations under the Fund’s former sub-advisers; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the net assets for Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 1.25%.
(c)	Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(d)	Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.06%. If the investment manager had not made repayments, end of period net asset value and total return would have been $24.28 and (1.72)%, respectively.
(e)	Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the investment manager had not made repayments, end of period net asset value and total return would have been $22.78 and (2.42)%, respectively.

60	Allianz OCC Renaissance Fund Prospectus

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fees			Net Asset Value End of Year			Total Return		Net Assets End of Year (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—			—	(a)(i)		21.58	(h)	6.28	(h)		946,613		1.25		0.28	85
	—			—			—	(a)(i)		24.30	(d)	(1.66	)(d)		1,976,127		1.23(b	)(c)	0.01	101
	—			—			—	(a)(i)		24.71		43.83			2,375,379		1.24	(b)	(0.17)	60
	—			(0.69)			—	(a)(i)		17.18		(5.92)			1,157,435		1.25		0.09	76

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(i)		19.83	(j)	5.53	(j)		718,005		2.00		(0.46)	85
	—			—			—	(a)(i)		22.80	(e)	(2.35	)(e)		1,082,660		1.98	(c)(f)	(0.74)	101
	—			—			—	(a)(i)		23.35		42.64			1,322,887		1.99	(f)	(0.92)	60
	—			(0.69)			—	(a)(i)		16.37		(6.60)			838,701		2.00		(0.66)	76

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—			—	(a)(i)		19.67	(k)	5.47	(k)		752,734		2.00		(0.46)	85
	—			—			—	(a)(i)		22.66	(g)	(2.37	)(g)		1,331,633		1.98	(c)(f)	(0.74)	101
	—			—			—	(a)(i)		23.21		42.74			1,669,104		1.99	(f)	(0.92)	60
	—			(0.69)			—	(a)(i)		16.26		(6.65)			1,020,956		2.00		(0.66)	76

(f)	If the net assets for Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 2.00%.
(g)	Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the investment manager had not made repayments, end of period net asset value and total return would have been $22.64 and (2.44)%, respectively.
(h)	Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by 0.14%. If the investment manager had not made repayments, end of period net asset value and total return would have been $21.55 and 6.14%, respectively.
(i)	Less than $0.01 per share.
(j)	Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by 0.15%. If the affiliates had not made repayments, the end of period net asset value and total return would have been $19.80 and 5.38%, respectively.
(k)	Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by 0.15%. If the investment manager had not made repayments, end of period net asset value and total return would have been $19.64 and 5.32%, respectively.

Allianz OCC Renaissance Fund Prospectus	61

Allianz Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-6161

Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105
Distributor	Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105
Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940-9688
Independent Registered Public Accounting Firm	[ ]
Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110
For Account Information	For Allianz Funds account information contact your financial advisor, or if you receive account information directly from Allianz Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our
Web site at www.allianzinvestors.com.

Not part of the Prospectus.

Allianz Funds Prospectus

Allianz Funds

January 1, 2007

Share Class R

This Prospectus describes 13 mutual funds offered by Allianz Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and the affiliated and unaffiliated investment management organizations which serve as sub-advisers. As of September 30, 2007, the Adviser and its investment management affiliates managed approximately $[        ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Value Stock Funds	NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $2 billion
	NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index
	NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion
	OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations
	OCC Value	Long-term growth of capital and income	Undervalued larger capitalization stocks with improving business fundamentals	35–60	Greater than $5 billion
Blend Stock Fund	OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion
Growth Stock Funds	CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$1 billion or more
	CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index
	OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more
	RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$3 billion or more
	RCM Mid-Cap	Long-term capital appreciation	Equity and equity-related securities of U.S. companies with small and medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index

2	Allianz Funds

Summary Information (continued)

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Global Stock Fund	NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations
International Stock Fund	NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index	100–150	All capitalizations

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds

It is possible to lose money on investments in the Funds.    The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Some Funds are subject to Capitalization Criteria and percentage investment limitations as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria and Percentage Investment Limitations” for more information about these limitations.

Prospectus	3

CCM Capital Appreciation Fund	Ticker Symbol: PCARX (Class R)

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 75–95	Approximate Primary Capitalization Range $1 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $1 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets and improvements in return on equity; and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

CCM Capital Appreciation Fund (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (3/8/91)(5)
Class R — Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Multi-Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategy.

(3)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(4)

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(5)	The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.45%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.38]% Administrative Fee paid by Class R shares and approximately [    ]% in trustees’, shareholder meeting/proxy and tax expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	5

CCM Mid-Cap Fund	Ticker Symbol: PMCRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 75–95	Approximate Primary Capitalization Range Same as the Russell Midcap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with market capitalizations within the market capitalization range of the companies represented in the Russell Midcap Index (between $[    ] billion and $[    ] billion as of September 30, 2007).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Smaller Company Risk • Credit Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	Allianz Funds

CCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (8/26/91)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invests principally in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.45%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.38]% Administrative Fee paid by Class R shares and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	7

NACM Global Fund	Ticker Symbol: NGBRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of U.S. and non-U.S. companies Approximate Number of Holdings 75–125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund’s portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	Allianz Funds

NACM Global Fund (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
MSCI ACWI Free Index(2)	[ ]%	[ ]%
Lipper Global Multi-Cap Growth Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International All Country World Free (“MSCI ACWI”) Index is a widely recognized, unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses(4)
Class R	0.70%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflect a [0.50]% Administrative Fee paid by the class and [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(4)

[Total Annual Fund Operating Expenses do not reflect 0.02% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	9

NACM International Fund	Ticker Symbol: ANIRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index Approximate Number of Holdings 100–150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund normally invests at least 75% of its net assets in equity securities. The Fund also spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies located outside of the United States.

The portfolio managers’ “international systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions and to integrate those decisions. The portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on October 15, 2004, when the Nicholas-Applegate International Systematic Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to October 16, 2004, the bar chart, the information to its right and the Average Annual Total Returns table show summary performance information for Institutional Class shares of the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of Institutional Class shares of the Fund (including performance of the NACM Fund), which are offered in a different prospectus. This is because the Fund’s Class R shares were not outstanding during the time periods shown. Although Class R and Institutional Class shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Performance information shown in the Average Annual Total Returns table for the Class R shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	Allianz Funds

NACM International Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Since NACM Fund Inception (5/7/01)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class R	[ ]%	[ ]%	[ ]%
MSCI EAFE Index(2)	[ ]%	[ ]%	[ ]%
Lipper International Multi-Cap Core Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI-EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and typically have 25% to 75% of their assets invested in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The Fund began operations on 5/7/01. Index comparisons begin on 4/30/01.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold R Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Class R	0.60%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.60]% Administrative Fee paid by Class R shares and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	11

NFJ Dividend Value Fund	Ticker Symbol: PNERX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Income producing common stocks with potential for capital appreciation Approximate Number of Holdings 40–60	Approximate Primary Capitalization Range Greater than $2 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that pay or that are expected to pay dividends. The Fund will invest a significant portion of its assets in common stocks of companies with market capitalizations greater than $2 billion. The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the stocks selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors, See “How to Buy and Sell Shares—General Information—Disclosure Relating to the NFJ Dividend Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	Allianz Funds

NFJ Dividend Value Fund (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception (5/8/00)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index(2)	[ ]%	[ ]%	[ ]%
Lipper Equity Income Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds’ gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.

(4)	The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder fees (fees paid directly from your investment)	None
Redemption fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.45%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.37]% Administrative Fee paid by Class R shares and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	13

NFJ Large-Cap Value Fund	Ticker Symbol: ANLRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued larger capitalization common stocks	Approximate Primary Capitalization Range Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index
	Fund Category Value Stocks	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $[    ] billion as of September 30, 2007). The Fund invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Credit Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund’s Class R shares were not outstanding during the time periods shown. Although Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. Performance information shown in the Average Annual Total Returns table for Class R shares is based on performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	Allianz Funds

NFJ Large-Cap Value Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception (5/8/00)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class R	[ ]%	[ ]%	[ ]%
Russell Top 200 Value Index(2)	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.

(2)

The Russell Top 200 Value Index is an unmanaged index that measures the performance of companies in the Russell Top 200 Index with a less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of their dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted against the size of the funds.

(4)	The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder fees (fees paid directly from your investment)	None
Redemption fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.45%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.40]% Administrative Fee paid by Class R shares and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	15

NFJ Small-Cap Value Fund	Ticker Symbol: PNVRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small capitalization common stocks Approximate Number of Holdings 100–150	Approximate Primary Capitalization Range Between $100 million and $3.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contacts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “How to Buy and Sell Shares—General Information—Disclosure Relating to the NFJ Small-Cap Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	Allianz Funds

NFJ Small-Cap Value Fund (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/07–9/30/07	[ ]%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (10/1/91)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Small-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)

The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) that are less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.

(4)	The Fund began operations on 10/1/91. Index comparisons begin on 9/30/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class R	0.60%	0.50%	[ ]%	[ ]%	[ ]%

(1)

The Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(2)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.38]% Administrative Fee paid by Class R shares and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	17

OCC Equity Premium Strategy Fund	Ticker Symbol: PGIRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and current income Fund Category Blend Stocks	Fund Focus Large capitalization common stocks; written call options Approximate Number of Holdings 40–80	Approximate Primary Capitalization Range Greater than $5 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities. In addition, the Fund will normally invest at least 65% of its assets in securities of companies with market capitalizations greater than $5 billion or more. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs) (the “Option Strategy”). The value of the securities underlying the options written by the Fund ordinarily ranges from between 50% to 90% of the Fund’s net asset value. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to shareholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques—Call Option Strategy used by OCC Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. At various times prior to November 1, 2005, the Fund had a different investment objective, different investment policies and employed a different sub-adviser; the performance results shown would not necessarily have been achieved had the Fund’s current objective and policies then been in effect. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	Allianz Funds

OCC Equity Premium Strategy Fund (continued)

Calendar Year Total Returns — Class R
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/28/94)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Core Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.60%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.40]% Administrative Fee paid by Class R shares and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	19

OCC Growth Fund	Ticker Symbol: PPGRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 40–60	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of $5 billion or more.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a stock if the portfolio managers believe that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

In addition to investing in Common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges, lower distribution and/or service (12b-1) fees and, prior to April 1, 2005, higher administrative fees paid by Class R shares. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	Allianz Funds

OCC Growth Fund (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Year	10 Year	Fund Inception (2/24/84)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.50%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.40]% Administrative Fee paid by Class R shares and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	21

OCC Renaissance Fund	Ticker Symbol: PRNRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued stocks with improving business fundamentals Approximate Number of Holdings 50–100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that the portfolio managers believe are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the portfolio managers consistent with their expectation of longer-term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers select stocks for the Fund using a “value” style. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book and price-to-cash-flow ratios. The portfolio managers analyze stocks and seek to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio managers look to sell a stock when they believe that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges, lower distribution and/or service (12b-1) fees and, for periods prior to April 1, 2005, higher administrative fees paid by Class R shares. Prior to February 11, 2005, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	Allianz Funds

OCC Renaissance Fund (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

Calendar Year End (through 12/31)	Lowest ([ ])	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (4/18/88)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class R	0.60%	0.50%	[ ]%	[ ]%	[ ]%

(1)	The Fund’s advisory fee has been reduced by 0.10%, to 0.50%. This advisory fee reductions will continue until at least December 31, 2007.
(2)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charge permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.38]% Administrative Fee paid by Class R shares and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	23

OCC Value Fund	Ticker Symbol: PPVRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued larger capitalization stocks with improving business fundamentals Approximate Number of Holdings 35–60	Approximate Primary Capitalization Range Greater than $5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations greater than $5 billion and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund may invest a portion of its assets in common stocks that the portfolio manager expects will generate income.

The portfolio manager selects stocks for the Fund using a “value” style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals, such as strength of management and the company’s competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Prior to February 11, 2005, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	Allianz Funds

OCC Value Fund (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/30/91)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.45%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.39]% Administrative Fee paid by the class and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	25

RCM Large-Cap Growth Fund	Ticker Symbol: PLCRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 45–85	Approximate Primary Capitalization Range $3 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of $3 billion or more. The Fund may also invest 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Emerging Markets Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk
• Currency Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26	Allianz Funds

RCM Large-Cap Growth Fund (continued)

Calendar Year Total Returns — Class R
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund inception (12/31/96)(4)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads.) See “ How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.45%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.37]% Administrative Fee paid by Class R shares and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	27

RCM Mid-Cap Fund	Ticker Symbol: PRMRX (Class R)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Equity and equity-related securities of U.S. companies with small and medium market capitalizations Approximate Number of Holdings 85–125	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing 80% of its net assets (plus borrowings made for investment purposes) in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $[    ] billion and $[    ] billion as of September 30, 2007). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or head- quartered in emerging markets countries). The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors, and may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• IPO Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• Leveraging Risk	• Turnover Risk
• Credit Risk	• Liquidity Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class R shares (12/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

28	Allianz Funds

RCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Class R
More Recent Return Information

	1/1/07–9/30/07	[ ]%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest [ ]	[ ]%

Calendar Year End (through 12/31)	Lowest [ ]	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund inception (11/6/79)(5)
Class R — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class R — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index. The Russell Midcap Index replaced the Russell Midcap Growth Index as the Fund’s primary comparative index because the Adviser believes the Russell Midcap Index is more representative of the Fund’s investment strategies.

(3)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is not possible to invest directly in the index.

(4)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(5)

The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79. Index comparisons for the Russell Midcap Growth Index represent the return of the Russell Midcap Growth Index since its inception on 12/31/85. For periods prior to 12/31/85, the Russell Midcap Growth Index comparisons represent the return of the Russell Midcap Index.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads.) See “ How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses
Class R	0.47%	0.50%	[ ]%	[ ]%	[ ]%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2)

Other Expenses reflects a [0.40]% Administrative Fee paid Class R shares and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class R	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	29

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk

All of the Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Option Strategy employed by the OCC Equity Premium Strategy Fund, together with certain related risks, is further described under “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by OCC Equity Premium Strategy Fund” in this Prospectus. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies would be successful.

Emerging Markets Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

30	Allianz Funds

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to its bond holders and other creditors, a company’s equity securities will usually react more strongly than the interests of bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular non-U.S. currency or in a narrowly defined geographic area outside the United States. Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

The Funds may from time to time invest a substantial portion of their assets in these and other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

IPO Risk

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Prospectus	31

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio manager(s) will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally, Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. However, if non-U.S. securities present attractive investment opportunities, any one of these Funds may increase their percentage of assets in non-U.S. securities, subject to applicable limits. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities.

REIT Risk

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

32	Allianz Funds

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds

In addition to the risks described above, several of the Funds are newly formed and therefore have a limited or no history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Management of the Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[    ] billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Advisory Fees

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

Prospectus	33

During the most recently completed fiscal year, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
CCM Capital Appreciation, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, OCC Value and RCM Large-Cap Growth Funds	0.45%
RCM Mid-Cap Fund	0.47%
OCC Growth Fund	0.50%
NACM International, NFJ Small-Cap Value*, OCC Renaissance** and OCC Equity Premium Strategy Funds	0.60%
NACM Global Fund	0.70%

*	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” the Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.
**	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” the Fund’s advisory fee has been reduced by 0.10%, to 0.50%. This advisory fee reductions will continue until at least December 31, 2007.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreements between Allianz Global Fund Management and each respective Sub-Adviser is available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2006.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class R shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to Class R shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small Funds, but the excess of the fee over costs generally increases as Funds grow in asset size. The Funds do bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Class R shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

Class R shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class R shares):

Fund	Administrative Fees
NACM Global Fund	0.50%
All other Funds	0.40%

The Administrative Fee rate for each Fund (except the NFJ Small-Cap Value, OCC Renaissance and OCC Value Funds) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. The Administrative Fee rate for the NFJ Small-Cap Value, OCC Renaissance and OCC Value Funds is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion. In addition, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining

34	Allianz Funds

systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to (i) any distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*	Fund(s)
Cadence Capital Management LLC (“Cadence”) 265 Franklin Street 11th Floor Boston, MA 02110	CCM Capital Appreciation and CCM Mid-Cap Funds (the “CCM Funds”)
RCM Capital Management LLC (“RCM”) 4 Embarcadero Center San Francisco, CA 94111	RCM Large-Cap Growth and RCM Mid-Cap Funds (the “RCM Funds”)
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	NACM Global and NACM International Funds (the “NACM Funds”)
NFJ Investment Group L.P. (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ Dividend Value, NFJ Large-Cap Value and NFJ Small-Cap Value Funds (the “NFJ Funds”)
Oppenheimer Capital LLC (“Oppenheimer Capital”) 1345 Avenue of the Americas, 49th Floor New York, NY 10105-4800	OCC Equity Premium Strategy, OCC Growth, OCC Renaissance and OCC Value Funds (the “OCC Funds”)
*	Each Sub-Adviser (except Cadence) is affiliated with the Adviser.

The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

Cadence

Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2007, of approximately $[    ] billion.

The following individuals at Cadence share primary responsibility for managing each of the noted Funds.

Fund	Portfolio Managers	Since	Recent Professional Experience
CCM Capital Appreciation Fund	William B. Bannick	1992	Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1992.

	Robert L. Fitzpatrick	2004	Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist who began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick has been a member of the investment team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1999.

	Michael J. Skillman	2006	Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994 and is a member of the investment team that manages the Allianz Funds sub-advised by Cadence.

CCM Mid-Cap Fund	Messrs. Bannick, Fitzpatrick and Skillman	Same as Capital Appreciation Fund	See above

Prospectus	35

Cadence is majority-owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. In connection with the transaction in which Cadence was purchased by its management and its co-investors, Allianz and its affiliates may be obligated to make payments (“Termination Payments”) to Cadence if Cadence is terminated as sub- adviser to any Fund before September 2010. Because of these payments, the Adviser may have an economic disincentive to terminate or recommend the termination of Cadence as sub-adviser to the Funds noted above, even when it would be in a Fund’s best interests to do so. However, the Adviser has a fiduciary duty to act in each Fund’s best interests regardless of any Termination Payment that may result. In addition, under the sub-advisory agreement with Cadence, the Board of Trustees has the ability to terminate or not renew the sub-advisory agreement with Cadence without the consent or approval of the Adviser, and a majority of the Board is comprised of disinterested Trustees who have no economic interest in Cadence, the Adviser or the Termination Payments.

In addition, in connection with a “Call Agreement” entered into in connection with the sale of Cadence, there is a significant chance that, before September 2010, it will be proposed that the Funds for which Cadence serves as sub-adviser will be reorganized into funds that are not part of the Allianz Funds family. This could result in, among other things, the shareholders of those Funds being unable to exchange on a load-free basis into other Allianz Funds or PIMCO Funds, different (and possibly reduced) shareholder services and different fees and expenses. The Trustees have indicated that they will evaluate these and other relevant factors before determining whether to approve any such transaction.

RCM

Established in 1998, and the successor to the business of its prior holding company, RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2007, RCM had approximately $[    ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The following individuals at RCM share primary responsibility for the noted Funds.

Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Mid-Cap Fund	Louise M. Laufersweiler, CFA (Lead)	2005	Director, Chief Investment Officer for Midcap, and Senior Portfolio Manager for both small and mid-cap strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity strategies and is Deputy CIO for US Small Cap. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist in San Francisco.

	Steven Klopukh, CFA	2005	Vice President, Portfolio Manager for U.S. Mid Cap Equities. He joined RCM in 2002 as an equity analyst and assistant portfolio manager on the Mid Cap equity team. Prior to joining RCM in 2002, Mr. Klopukh was a Vice President and fundamental equity analyst at CDC Investment Management Corp. and was involved in managing its quantitatively-enhanced, risk-targeted Large-Cap Core and Market-Neutral equity strategies from 1999 to 2001.

RCM Large Cap Growth Fund	Raphael L. Edelman (Lead)	2005	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Joanne L. Howard, CFA	2005	Managing Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. She also previously served as the firm’s Private Client Group CIO from 1996 to 2002, where she continues to serve as a Senior Portfolio Manager. Prior to joining RCM in 1992, she spent 17 years with Scudder, Stevens & Clark as Managing Director and Senior Portfolio Manager of the Quality Growth team.

	Peter A. Goetz, CFA	2005	Director and Portfolio Manager on the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.

Nicholas-Applegate

Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. As of September 30, 2007, Nicholas-Applegate had approximately $[    ] billion in assets under management.

The following individuals at Nicholas-Applegate share primary responsibility for the day-to-day management of each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a Managing

36	Allianz Funds

Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Funds. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Global Fund	Pedro Marcal	2002 (Inception)	Managing Director, Senior Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. He has 5 years’ prior investment management experience with A.B. Laffer & Associates as an economist and A-Mark Precious Metals as a precious metals trader.

			Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (from 1997-1999). He has 9 years of investment industry experience.

	Christopher A. Herrera	2006	Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies. Prior to joining Nicholas-Applegate in 2000, Mr. Herrera worked as an intern on the firm’s international team while completing his M.B.A. degree. He was previously an analyst in the Investment Banking division of Lehman Brothers. He has 11 years of investment experience.

	Nelson Shing	2007	Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (1997-1999). He has 9 years of investment industry experience.

NACM International Fund	Horacio A. Valeiras, CFA	2006	See above.

	Steven Tael, Ph.D.	2006	Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he codeveloped a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 11 years of investment experience.

	Kunal Ghosh	2006	Senior Vice President and Portfolio Manager for the Nicholas-Applegate International Systematic strategies. Prior to joining Nicholas-Applegate in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

NFJ

NFJ provides advisory services to mutual funds and institutional accounts, and non-discretionary advisory services to managed account programs. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets (including discretionary and non-discretionary accounts) as of September 30, 2007, of approximately $[    ] billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of each Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below:

Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)

Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Prospectus	37

Fund	Portfolio Managers	Since	Recent Professional Experience

	R. Burns McKinney	2007

Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Jeffrey S. Partenheimer	2002	Managing Director at NFJ. He is a Portfolio Manager with 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and CPA.

	Thomas W. Oliver	2006	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

NFJ Large-Cap Value Fund	Paul A. Magnuson (Lead)	2000 (Inception)

Managing Director at NFJ. He is a Portfolio Manager and Senior Research Analyst with 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	Mr. Fischer	2000 (Inception)	See above.

	Mr. Partenheimer	2002	See above.

NFJ Small-Cap Value Fund	Mr. Magnuson (Lead)	1995	See above.

	Mr. Fischer	1991 (Inception)	See above.

	Mr. McKinney	2006	See above.

Oppenheimer Capital

Oppenheimer Capital has operated as an investment adviser to investment companies and other investors since its organization in 1980.

The following individuals at Oppenheimer Capital have primary responsibility for the noted Funds. In addition to the persons listed below, Jeff Parker, Managing Director of Oppenheimer Capital, is responsible for overseeing investment and trading decisions for the OCC Growth Fund. Prior to joining OCC, Mr. Parker managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998 and was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994. In addition to serving as portfolio manager of the OCC Value Fund, Colin Glinsman, Managing Director and Chief Investment Officer of Oppenheimer Capital, is responsible for overseeing the OCC Renaissance Fund’s portfolio management team. Information about Mr. Glinsman is set forth below. Different sub-advisory firms served as Sub-Adviser for the OCC Value and OCC Renaissance Funds prior to February 11, 2005 and for the OCC Growth and Strategy Funds prior to November 1, 2006. As of September 1, 2007, Oppenheimer Capital had approximately $[        ] billion in assets under management.

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Value Fund	Colin Glinsman	2005	Managing Director and Chief Investment Officer of Oppenheimer Capital. He has 23 years of investment experience, including 18 years at Oppenheimer Capital.

OCC Renaissance Fund	Nick Frelinghuysen	2006

Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Nick joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 13 years of experience as a research analyst and over 3 years of portfolio management experience.

	Brad Holmes	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Brad joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team. He has 14 years of experience as a research analyst, over 4 years of portfolio management experience and is a CFA charterholder.

38	Allianz Funds

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Equity Premium Strategy Fund	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 14 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.

	Robert Urquhart (Lead on Equity)	2005	See above.

OCC Growth Fund	Robert Urquhart (Lead)	2005	See above.

	Martin Mickus	2006	Co-Portfolio Manager for OCC. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he was a Research Analyst at S&P Equity Research. He also spent two years as an Assistant Portfolio Manager and Research Analyst with the InterGroup Corporation. He has 14 years of investment industry experience.

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Renaissance and OCC Value Funds’ investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund (except the CCM Mid-Cap, NFJ Dividend Value and NFJ Large-Cap Value Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, AGIFM, PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus

Prospectus	39

interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s R Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

40	Allianz Funds

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

General Information

The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds. For additional information, please see the Allianz Funds and PIMCO Funds Shareholders’ Guide (the “Guide”) for Class A, B, C and R Shares, which is part of the Statement of Additional Information which is incorporated herein by reference.

• Specified Benefit Plans.   Class R shares are generally available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Adviser to utilize Class R shares in certain investment products or programs (collectively, “specified benefit plans”). In addition, Class R shares also are generally available only to specified benefit plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above.

The administrator of a specified benefit plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible specified benefit plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary (“financial service firm”) authorized to sell Class R shares of the Funds. Eligible specified benefit plans may also purchase shares directly from the Trust. See “Buying Shares” below. Additional shares may be purchased through a benefit plan’s administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by specified benefit plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge specified benefit plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, specified benefit plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and specified benefit plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing shareholder servicing and other services. A firm or specified benefit plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or specified benefit plan for its clients). The Distributor may pay a financial service firm or specified benefit plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record

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date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Your specified benefit plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the specified benefit plan’s and/or the financial service firm’s materials regarding its fees and services.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

•

Calculation of Share Price and Redemption Payments.  When shareholders buy Class R shares of the Funds, they pay a price equal to the NAV of the shares. When shareholders sell (redeem) Class R shares of the Funds, they receive an amount equal to the NAV of the shares, minus a redemption fee, if applicable. NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from the specified benefit plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day.

Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

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Disclosure Relating to the NFJ Small-Cap Value Fund.  Class R shares of the NFJ Small-Cap Value Fund are currently no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 are still permitted to purchase additional shares of the Fund for so long as they continue to own shares of the Fund. Similarly, participants in an employer sponsored retirement benefit plan that owned shares of the NFJ Small-Cap Value Fund on behalf of its participants as of the close of business on October 10, 2003, and participants in a related retirement benefit plan having the same employer sponsor (“related plan”) are eligible to direct the purchase of Fund shares by their plan account for so long as the plan or related plan continues to own shares of the Fund for any plan participant. In the event a shareholder no longer owns any shares of the NFJ Small-Cap Value Fund, or an employer sponsored retirement benefit plan or related plan no longer owns any Fund shares on behalf of its participants, such shareholder or all participants in such plan or related plan, as the case may be, are no longer eligible to purchase shares of the Fund.

Shareholders of other series of Allianz Funds and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the NFJ Small-Cap Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

•

Disclosure Relating to the NFJ Dividend Value Fund.  Class R shares of the NFJ Dividend Value Fund are currently no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Dividend Value Fund as of the close of business on April 23, 2007 are still permitted to purchase additional shares of the Fund for so long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Dividend Value Fund, such shareholder is no longer eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the

42	Allianz Funds

“Plans”) provided that, as of the close of business on April 23, 2007, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or Administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the close of business on April 23, 2007, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Shareholders of other series of Allianz Funds and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the NFJ Dividend Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Distribution and Servicing (12b-1) Plan

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for Class R shares. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the Class R 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to Class R shares):

All Funds	Servicing Fee	Distribution Fee
Class R	0.25%	0.25%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of shares of the Funds.

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

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The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. Currently, the payments in this paragraph are generally not made with respect to Class R shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

Buying Shares

Class R shares of each Fund are continuously offered to specified benefit plans. See “Specified Benefit Plans” above. Plan participants may purchase Class R shares only through their specified benefit plans. In connection with purchases, specified benefit plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Specified benefit plans and financial service firms may charge for such services. A specified benefit plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Specified benefit plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the benefit plan level.

Retirement plans which wish to invest directly by mail should send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

44	Allianz Funds

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, specified benefit plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Exchanging Shares

Except as provided below or in the applicable Fund’s or series’ prospectus(es), Class R shares of any Fund may be exchanged for Class R shares of any other Fund or series of PIMCO Funds that offers Class R shares. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within 7 days (30 days for the NACM Global and NACM International Funds) after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after an exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Specified benefit plans or financial service firms may impose various additional fees and charges, investment minimums and other requirements with respect to exchanges. Specified benefit plans may also limit exchanges to Funds offered as investment options in the plan. In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class R shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading

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practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust or its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

Class R shares may be redeemed through the investor’s plan administrator on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem shares of the Funds within 7 days (30 days for the NACM Global and NACM International Funds) will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Currently, the Trust does not charge any other fees or charges when selling shares. Specified benefit plans and financial service firms may impose various additional fees for their services in processing redemption requests. Please contact the plan or firm for details.

46	Allianz Funds

Subject to any restrictions in the applicable specified benefit plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services.

Redemption proceeds will be forwarded to the specified benefit plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class R shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 or 30 days (depending on the length of the applicable Fund’s Holding Period) after their acquisition, including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days

CCM Capital Appreciation, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Small-Cap Value, OCC Renaissance, OCC Value, OCC Equity Premium Strategy, OCC Growth,
RCM Large-Cap Growth and RCM Mid-Cap Funds

•
NACM Global and NACM International Funds		•

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new Holding Period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to a 7-day Holding Period, are exchanged for shares of Fund B, which is subject to a 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

Prospectus	47

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be more difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem, or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

Waivers of Redemption Fees.  The Funds have elected not to impose the Redemption Fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Redemption”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan

48	Allianz Funds

(e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, in lieu of or in additions to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross- referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

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Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations.

Fund	At Least Annually	Quarterly
NFJ Dividend Value, NFJ Large-Cap Value and OCC Equity Premium Strategy Funds		•
All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class R shares of your Fund at NAV. This will be done unless you elect another option.
•

Invest all distributions in Class R shares of any other Fund or another series of the Trust or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. In addition, your specified benefit plan must offer both this option and the selected Fund as an investment option in the plan. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•	Receive all distributions in cash (which will be credited to your account at your specified benefit plan). This option must be elected when your account is set up.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

•

Taxes on Fund distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of the your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

50	Allianz Funds

To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gains for the taxable year (as reduced by any available capital loss carry forwards from prior taxable years), as the OCC Equity Premium Strategy Fund may choose to do, and the distributions are supported by the Fund’s “current earnings and profits,” the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by a Fund. The capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

•

A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding.  The Funds generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s

Prospectus	51

stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to this risk.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any

52	Allianz Funds

one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-linked securities: securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that these funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, each such Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities, and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities

Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition,

Prospectus	53

emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The NACM Global and NACM International Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible

54	Allianz Funds

security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

Unless otherwise stated in the Fund Summaries, the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other assets, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Prospectus	55

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Call Option Strategy Employed by OCC Equity Premium Strategy Fund

The OCC Equity Premium Strategy Fund intends to sell (write) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (“ETFs”). The value of the securities underlying the options written by the Fund ordinarily ranges between 50% to 90% of the Fund’s net asset value. The call option strategy employed by the Fund is described in this section; options generally are described below and further under “Investment Objectives and Policies – Derivative Instruments” in the Statement of Additional Information. The Fund may use the call option strategy to generate gains from option premiums in an attempt to enhance the Fund’s distributions and to reduce overall portfolio risk. However, there is no assurance that the call option strategy will achieve its objectives.

Call options are contracts representing the right to purchase the underlying equity security or ETF or the cash value of the index at a specified price (the “strike price”) at or before a specified future date (the “expiration

56	Allianz Funds

date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security or ETF or the cash value of the applicable index over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium, although it would retain the risk of loss should the price of the underlying security, ETF or index decline. Therefore, the Fund’s use of the call option strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) or equal to (“at-the-money”) the market value of the underlying security, ETF or index. The Fund also may write “in-the-money” call options (i.e., with a strike price below the market value of the underlying security, ETF or index). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. With respect to options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions. The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objective when they does so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest

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payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Funds’ limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities
A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

58	Allianz Funds

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain

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commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganizations transactions with other funds may experience increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the [            ] Funds had a portfolio turnover rate in excess of 100%. Other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies

The investment objective of each of the NACM Global, NACM International, NFJ Dividend Value, NFJ Large-Cap Value, OCC Equity Premium Strategy, OCC Growth and OCC Renaissance Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on its ability to utilize certain investments or investment techniques described herein or in

60	Allianz Funds

the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Small-Cap Value, OCC Equity Premium Strategy, RCM Large-Cap Growth and RCM Mid-Cap Funds have adopted 80% investment policies under Rule 35d-1 under the Investment Company Act of 1940 (which policies are set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, several of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use Grassroots(sm) Research in addition to their traditional research activities. Grassroots(sm) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Funds. For the NACM International and NFJ Large-Cap Value Funds, the information below reflects the financial highlights of Institutional Class shares of each Fund. The performance shown below is better than that which would have been achieved by Class R shares of each Fund because of the higher fees and expenses associated with Class R shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [                                        ], whose report, along with each Fund’s financial statements, are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The information shown below for the RCM Large-Cap Growth Fund and RCM Mid-Cap Fund for periods prior to February 2, 2002 is that of the corresponding series of Dresdner RCM Global Funds, Inc., which were reorganized into these Funds on February 1, 2002.

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain on Investments(a)			Total Income from Investment Operations			Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
CCM Capital Appreciation Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/06		18.07			(0.01)		1.75			1.74			(0.02)		—
06/30/05		16.44			0.02		1.66			1.68			(0.05)		—
06/03/04		14.21			(0.05)		2.28			2.23			—		—
12/31/02 – 06/30/03		12.72			(0.03)		1.52			1.49			—		—
CCM Mid-Cap Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/06		24.73			(0.08)		3.14			3.06			—		—
06/30/05		21.56			(0.08)		3.25			3.17			—		—
06/03/04		17.58			(0.14)		4.12			3.98			—		—
12/31/02 – 06/30/03		15.58			(0.07)		2.07			2.00			—		—
NACM Global Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/06		15.34			(0.05)		2.70			2.65			—		(0.68)
06/30/05		14.18			(0.05)		1.81			1.76			—		(0.61)
06/03/04		11.70			(0.10)		3.52			3.42			—		(0.95)
12/31/02 – 06/30/03		10.40			(0.03)		1.33			1.30			—		—
NACM International Fund
Institutional Class
6/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
6/30/06		16.29			0.32		6.05			6.37			(0.14)		(0.51)
6/30/05		14.54			0.36		2.35			2.71			(0.34)		(0.62)
4/01/04 – 6/30/04		14.61			0.11		(0.18)			(0.07)			—		—
3/31/04		8.98			0.19		5.73			5.92			(0.29)		—
3/31/03		11.30			0.13		(1.56)			(1.43)			(0.89)		—
NFJ Dividend Value Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/06		13.73			0.32		1.89			2.21			(0.39)		(0.22)
06/30/05		12.53			0.26		1.39			1.65			(0.30)		(0.15)
06/03/04		10.51			0.26		2.05			2.31			(0.20)		(0.09)
12/31/02 – 06/30/03		9.77			0.13		0.71			0.84			(0.10)		—
NFJ Large-Cap Value Fund
Institutional Class
6/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
6/30/06		16.06			0.38		2.10			2.48			(0.38)		(0.37)
6/30/05		14.54			0.30		1.96			2.26			(0.26)		(0.59)
6/30/04		12.26			0.25		2.36			2.61			(0.23)		—
6/30/03		13.17			0.29		(0.71)			(0.42)			(0.23)		(0.26)
NFJ Small-Cap Value Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/06		30.61			0.57		3.60			4.17			(0.51)		(2.47)
06/30/05		27.66			0.47		4.45			4.92			(0.37)		(1.60)
06/30/04		21.95			0.49		5.73			6.22			(0.28)		(0.23)
12/31/02 – 06/30/03		20.00			0.18		1.77			1.95			—		—
OCC Renaissance Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/06		22.88			0.01		1.36			1.37			—		(4.23)
06/30/05		23.34			(0.07)		(0.39)			(0.46)			—		—
06/03/04		16.29			(0.13)		7.18			7.05			—		—
12/31/02 – 06/30/03		13.81			(0.02)		3.19			3.17			—		(0.69)
OCC Value Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/06		17.33			0.14		1.18			1.32			(0.15)		(2.35)
06/30/05		17.32			0.09		0.49			0.58			(0.11)		(0.46)
06/30/04		12.86			0.05		4.45			4.50			(0.04)		—
12/31/02 – 06/30/03		11.02			0.10		2.32			2.42			—		(0.58)

*	Annualized
(a)	Calculated on average shares outstanding during the period.
(b)	If the Adviser had not reimbursed expenses, the ratio of expenses to average net assets would have been 15.72%.
(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(e)	Less than $0.01 per share.
(f)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.77 and 12.31%, respectively.

(g)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the Adviser had not made repayments, end of period net asset value and total return would have been $22.87 and (2.02)%, respectively.

(h)

Payments from Affiliates increased the end of period net asset value by $0.03 per share and the total return by 0.15%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $19.99 and 5.88%, respectively.

62	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee(a)			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.02)		–	(e)		19.79		9.62			13,019		1.37		(0.05)		161
	–			(0.05)		–			18.07		10.24			4,151		1.41	(d)	0.12		137
	–			–		–			16.44		15.69			526		1.45		(0.33)		148
	–			–		–			14.21		11.71			11		1.45	*	(0.46	)*	161

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			–		–	(e)		27.79	(f)	12.37	(f)		40,579		1.36		(0.31)		174
	–			–		–			24.73		14.70			17,826		1.42	(d)	(0.33)		140
	–			–		–			21.56		22.64			757		1.45		(0.66)		165
	–			–		–			17.58		12.84			28		1.46	*	(0.83	)*	155

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.68)		–	(e)		17.31		17.49			90		1.73		(0.32)		114
	–			(0.61)		0.01			15.34		12.63			16		1.83	(d)	(0.31)		148
	–			(0.95)		0.01			14.18		30.14			15		1.81		(0.77)		203
	–			–		–			11.70		12.50			11		1.80	(b)*	(0.56	)*	260

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.65)		–	(e)		22.01		39.76			104,672		1.07		1.57		152
	–			(0.96)		–			16.29		19.49			45,195		1.06	(j)(k)	2.26		107
	–			–		–			14.54		(0.48)			10,255		1.18	(l)(m)*	3.06	*	29
	–			(0.29)		–			14.61		66.48			10,305		1.35	(n)(o)	1.55		163
	–			(0.89)		–			8.98		(19.81)			5,581		1.20		1.33		282

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.61)		–	(e)		15.33		16.44			18,988		1.35		2.16		26
	–			(0.45)		–			13.73		13.27			822		1.38	(d)	1.91		30
	–			(0.29)		–			12.53		22.17			46		1.45		2.18		36
	–			(0.10)		–			10.51		8.56			11		1.45	*	2.77	*	43

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(0.75)		–	(e)		17.79		15.77			27,324		0.73		2.23		32
	–			(0.85)		0.01			16.06		15.78			7,835		0.71		1.96		35
	–			(0.23)		–			14.64		21.46			3,279		0.70		1.82		99
	–			(0.49)		–			12.26		(2.99)			2,268		0.70		2.52		54

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(2.98)		–	(e)		31.80		14.24			46,876		1.51		1.81		32
	–			(1.97)		–			30.61		18.17			20,427		1.56	(c)	1.63		20
	–			(0.51)		–			27.66		28.62			5,033		1.60		1.90		30
	–			–		–			21.95		9.75			105		1.60	*	1.72	*	20

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(4.23)		–	(e)		20.02	(h)	6.03	(h)		37,856		1.50		0.05		85
	–			–		–			22.88	(p)	(1.97	) (p)		45,502		1.56	(c)	(0.28)		101
	–			–		–			23.34		43.28			16,349		1.60		(0.58)		60
	–			(0.69)		–			16.29		17.96			12		1.61	*	(0.29	)*	76

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	–			(2.50)		–	(e)		16.15		7.83			23,965		1.36		0.81		63
	–			(0.57)		–			17.33		3.30	(i)		29,012		1.42	(c)(d)	0.54		101
	–			(0.04)		–			17.32		35.04			8,622		1.46		0.32		67
	–			(0.58)		–			12.86		16.70			621		1.45	*	1.59	*	152

(i)	Repayments by the Adviser increased the total return by 0.03%. If the investment manager had not made repayments, total return would have been 3.27%.
(j)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.23%.
(k)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(l)

The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.39% for the period 4/1/2004 to 3/31/2005.

(m)	Ratio of expenses to average net assets excluding the expense offset is 1.40%. Ratio of expenses to average net assets excluding expense reimbursement and expense offset is 1.80%.
(n)

The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.25% for the period 4/1/2003 to 7/28/2003 and 1.39% for the period 7/29/2003 to 3/31/2004.

(o)	Ratio of expenses to average net assets excluding the expense offset is 1.39%. Ratio of expenses to average net assets excluding expense reimbursement and expense offset is 1.55%.
(p)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the Adviser had not made repayments, end of period net asset value and total return would have been $22.87 and (2.02)%, respectively.

Prospectus	63

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain on Investments(a)			Total Income from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
OCC Equity Premium Strategy Fund(i)
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/06		7.93			0.01		0.65			0.66			–	(f)		(0.30)
06/30/05		7.62			0.05		0.35			0.40			(0.09)			–
06/03/04		6.56			0.06		1.09			1.15			(0.09)			–
12/31/02 – 06/30/03		6.06			0.04		0.48			0.52			(0.02)			–
OCC Growth Fund(ii)
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/06		17.62			(0.08)		1.82			1.74			–			–
06/30/05		17.15			(0.05)		0.52			0.47			–			–
06/03/04		14.42			(0.11)		2.84			2.73			–			–
12/31/02 – 06/30/03		13.24			(0.04)		1.22			1.18			–			–
RCM Large-Cap Growth Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/06		12.69			(0.01)		0.96			0.95			–	(f)		–
06/30/05		12.16			(0.01)		0.54			0.53			–			–
06/30/04		10.91			(0.04)		1.29			1.25			–			–
12/31/02 – 06/30/03		10.10			– (f)		0.81			0.81			–			–
RCM Mid-Cap Fund
Class R
06/30/07	$	[	]	$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/06		2.62			(0.02)		0.32			0.30			–			–
06/30/05		2.53			(0.02)		0.11			0.09			–			–
06/30/04		2.08			(0.02)		0.47			0.45			–			–
12/31/02 – 06/30/03		1.85			(0.01)		0.24			0.23			–			–

*	Annualized
(i)	Formerly the PEA Equity Premium Strategy Fund.
(ii)	Formerly the PEA Growth Fund.
(a)	Calculated on average shares outstanding during the period.
(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 2.73%.

64	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee(a)			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			(0.30)			–	(f)		8.29		8.35			155		1.55		0.14	149
	–			(0.09)			–			7.93		5.27	(h)		130		1.58	(b)	0.66	24
	–			(0.09)			–			7.62		17.53			125		1.60		0.82	83
	–			(0.02)			–			6.56		(5.52)			11		1.60	*	1.20 *	84

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			–			–	(f)		19.36		9.88			769		1.42		(0.43)	115
	–			–			–			17.62		2.74	(d)		611		1.44	(b)(c)	(0.28)	39
	–			–			–			17.15	(e)	18.93	(e)		17		1.51		(0.65)	71
	–			–			–			14.42		(8.02)			11		1.50	*	(0.60)*	70

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			–			–	(f)		13.64		7.49			4,346		1.50		(0.06)	74
	–			–			–			12.69		4.39			109		1.43	(b)	(0.11)	118
	–			–			–			12.16		11.46			75		1.46		(0.38)	82
	–			–			–			10.91		8.02			40		1.45	*	(0.05)*	25

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	–			–			–	(f)		2.92	(g)	11.45	(g)		185		1.40		(0.78)	161
	–			–			–			2.62		3.56			136		1.46	(b)	(0.77)	147
	–			–			–			2.53		21.63			14		1.48		(1.05)	145
	–			–			–			2.08		12.43			11		1.48	*	(1.14)*	132

(e)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.18%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.12 and 18.75%, respectively.

(f)	Less than $0.01 per share.
(g)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.63%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.90 and 10.82%, respectively.

(h)	Repayments by the Adviser increased the total return by 0.04%. If the investment manager had not made repayments, total return would have been 5.23%.

Prospectus	65

Allianz Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-6161

Allianz Funds

INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS

Cadence Capital Management LLC, RCM Capital Management LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., Oppenheimer Capital LLC

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC, Inc., P.O. Box 9688, Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                                                         ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

For further information about the Allianz Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus

Allianz Funds Prospectus

Domestic Stock Funds

Allianz Funds

November 1, 2007

Share Class D

This Prospectus describes 21 mutual funds offered by Allianz Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and the affiliated and unaffiliated investment management organizations which serve as sub-advisers. As of September 30, 2007, the Adviser and its investment management affiliates managed approximately $[        ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds	CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$1 billion or more
	CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more
	CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index
	NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	Upper 90% of the Russell 1000 Growth Index
	NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index
	OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more
	OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion
	OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	up to 100	Between $1 billion and $10 billion
	RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$3 billion or more
	RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index
	RCM Strategic Growth	Capital appreciation	Equity and equity-related securities and derivatives	40–150	$500 million or more
Blend Stock Funds	NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100–300	All capitalizations
	OCC Core Equity	Long-term capital appreciation	Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace	40–55	Greater than $5 billion
	OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion

2	Allianz Funds

Summary Information (continued)

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Value Stock Funds	NFJ All-Cap Value (formerly NACM Flex-Cap Value)	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations
	NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $2 billion
	NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued larger capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index
	NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets
	NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion
	OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations
	OCC Value	Long-term growth of capital and income	Undervalued larger capitalization stocks with improving business fundamentals	35–60	Greater than $5 billion

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds

It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Some Funds are subject to capitalization criteria percentage investment limitations, as discussed in the Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria and Percentage Investment Limitations” for more information about these limitations.

Prospectus	3

CCM Capital Appreciation Fund	Ticker Symbol: PCADX (Class D)

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 75–95	Approximate Primary Capitalization Range $1 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $1 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Equity Securities Risk	• Liquidity Risk
• Issuer Risk	• Credit Risk	• Management Risk
• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

CCM Capital Appreciation Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (3/8/91)(5)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Multi-Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark because the Adviser believes the Russell 1000 Growth Index is more representative of the Fund’s investment strategy.

(3)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(4)

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(5)	The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’, shareholder meeting/proxy and tax expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	5

CCM Focused Growth Fund	Ticker Symbol: AFWDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category Growth Stocks	Fund Focus Common stocks of companies in the Russell 1000 Growth Index Approximate Number of Holdings 35–45	Approximate Primary Capitalization Range $100 million or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

In selecting securities for the Fund’s portfolio, the portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Smaller Company Risk	• Liquidity Risk
• Issuer Risk	• Credit Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund’s Class D shares were not outstanding during the time periods shown. Performance information in the Average Annual Total Returns table also shows performance of the Institutional Class shares of the Fund and estimated performance of Class D shares. Although Class D shares and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. Performance information shown in the Average Annual Total Returns table for Class D shares is based on performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	Allianz Funds

CCM Focused Growth Fund (continued)

Calendar Year Total Returns – Institutional Class

More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception 8/31/99(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class D	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%
Lipper Multi-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D shares will vary.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

(3)

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 8/31/99. Index comparisons begin on 8/31/99.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and [        ]% in trustees’ expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	7

CCM Mid-Cap Fund	Ticker Symbol: PMCDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 75–95	Approximate Primary Capitalization Range (Same as the Russell Midcap Index) Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $[        ] billion and $[        ] billion as of September 30, 2007).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Smaller Company Risk	• Management Risk
• Issuer Risk	• Credit Risk	• Turnover Risk
• Equity Securities Risk	• Liquidity Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	Allianz Funds

CCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Class D

More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (8/26/91)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invests principally in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	9

NACM Growth Fund	Ticker Symbol: NGWDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 50–80	Approximate Primary Capitalization Range Upper 90% of the Russell 1000 Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in stocks the portfolio managers consider to be growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations within the upper 90% of the Russell 1000 Growth Index ($[    ] billion and greater as of September 30, 2007).

The Fund’s portfolio managers attempt to identify the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions.

When determining whether they believe positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the portfolio managers have assessed an investment opportunity for the presence of a positive catalyst and sustainability, they seek confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	Allianz Funds

NACM Growth Fund (continued)

Calendar Year Total Returns — Class D

More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses(5)
Class D	0.50%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately 0.02% in trustees’, shareholder meeting/proxy and tax expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(5)

[Total Annual Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	11

NACM Income & Growth Fund	Ticker Symbol: AZNDX (Class D)

Principal Investments and Strategies	Investment Objective Total return comprised of current income, current gains and capital appreciation Fund Category Blend Stocks	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities Approximate Number of Holdings 100–300	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund's debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund's investments across these asset classes will vary from time to time, based upon the portfolio managers' consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund's portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security's characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund's assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.

Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on all or substantially all of the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the extent of the Fund's use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund's distributions payable to the Fund's shareholders and to reduce overall portfolio risk. See “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by NACM Income & Growth Fund.” The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • High Yield Risk • Equity Securities Risk • Smaller Company Risk	• Convertible Securities Risk • Credit Risk • Derivatives Risk • Focused Investment Risk • Interest Rate Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

12	Allianz Funds

NACM Income & Growth Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses(4)
Class D	0.65%	0.25%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, 0.50% in organizational expenses and 0.01% in trustees’ expenses estimated to be attributable to Class D shares. See “Management of the Fund—Administrative Fees.”

(4)	Total Fund Operating Expenses do not include organizational expenses, all of which were incurred during the Fund’s initial fiscal year.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Year 1			Year 3
Class D	$	[	]	$	[	]

Prospectus	13

NACM Mid-Cap Growth Fund	Ticker Symbol: ANGDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $[    ] billion and $[    ] billion as of May 31, 2007).

The portfolio managers use a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively managed stock selection process. The process begins with NACM’s quantitative research model, which estimates a rate of return for stocks in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Derivatives Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on July 27, 2007, when the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The Fund did not offer shares corresponding to the Fund’s Class D shares during the periods shown. Performance information in the Average Annual Total Returns table also shows performance of Institutional Class and Class D shares of the Fund. The Fund’s Institutional Class performance is based on the historic performance of the NACM Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the actual advisory fees, administrative fees and other expenses of the Fund’s Institutional Class shares. The Class D performance is also based on the NACM Fund’s historical Class I performance, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees, advisory fees and other net expenses paid by the Fund’s Class D shares. Although Institutional Class and Class D shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class and NACM Fund performance because of the higher expenses paid by Class D Shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	Allianz Funds

NACM Mid-Cap Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/07–9/30/07	[ ]%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1/1/06–3/31/06)	9.35%

	Lowest (4/1/06–6/30/06)	-5.47%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (2/27/04)(4)
Institutional Class — Before Taxes(1)	13.09%	12.77%
Institutional Class — After Taxes on Distributions(1)	11.83%	11.88%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	8.96%	10.59%
Class D	12.65%	12.33%
Russell Midcap Growth Index(2)	10.64%	11.55%
Lipper Mid-Cap Growth Funds Average(3)	8.54%	9.53%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D shares will vary.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The NACM Fund began operations on 2/27/04. Index comparisons begin on 2/29/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses
Class D	0.65%	0.25%	0.91%	1.81%	(0.51)%	1.30%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoint) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, 0.50% in organizational expenses and 0.01% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending June 30, 2008. See “Management of the Fund—Administrative Fees.”

(4)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.30% for Class D shares during the Fund’s fiscal year ending June 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$132	$415	$718	$1,579

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

Prospectus	15

NFJ All-Cap Value Fund	Ticker Symbol: PNFDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued common stocks in a broad range of capitalizations Approximate Number of Holdings 35–50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz NACM Flex-Cap Value Fund,” and was previously sub-advised by Nicholas-Applegate Capital Management LLC using different investment strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund changed its sub-adviser, investment objective, and principal investment strategies on April 2, 2007; the performance results shown below would not necessarily have been achieved had the Fund’s current sub-adviser, investment objective and principal investment strategies been in place for the periods shown. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	Allianz Funds

NFJ All-Cap Value Fund (continued)

Calendar Year Total Returns — Class D

More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Russell 3000 Value Index(2)	[ ]%	[ ]%
Lipper Multi-Cap Value Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 3000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 and Russell 2000 Indexes considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.65%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in trustees’, shareholder meeting/proxy and tax expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	17

NFJ Dividend Value Fund	Ticker Symbol: PEIDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Income producing common stocks with potential for capital appreciation Approximate Number of Holdings 40–60	Approximate Primary Capitalization Range Greater than $2 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that pay or are expected to pay dividends. The Fund will invest a significant portion of its assets in common stocks of companies with market capitalizations greater than $2 billion. The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the stocks selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “How to Buy and Sell Shares—Disclosure Relating to the NFJ Dividend Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Emerging Markets Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk
• Currency Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception date of the Fund’s Class D shares (10/31/01), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	Allianz Funds

NFJ Dividend Value Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception (5/8/00)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index(2)	[ ]%	[ ]%	[ ]%
Lipper Equity Income Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds’ gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.

(4)	The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	19

NFJ Large-Cap Value Fund	Ticker Symbol: PNBDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued large capitalization common stocks Approximate Number of Holdings 40–60

Approximate Primary Capitalization Range

Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index

Dividend Frequency

Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $[        ] billion as of September 30, 2007). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Credit Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” in the Prospectus for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception date of the Fund’s Class D shares (7/19/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	Allianz Funds

NFJ Large-Cap Value Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception (5/8/00)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Russell Top 200 Value Index(2)	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Top 200 Value Index is an unmanaged index that measures the performance of companies in the Russell Top 200 Index with a less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of their dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted against the size of the funds.

(4)	The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	21

NFJ Mid-Cap Value Fund	Ticker Symbol: ANVDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued medium capitalization common stocks Approximate Number of Holdings 35–50	Approximate Primary Capitalization Range Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $[        ] billion and $[        ] billion as of September 30, 2007). The Fund normally invests a significant portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging market securities. North American companies include, but are not limited to, companies headquartered in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

22	Allianz Funds

NFJ Mid-Cap Value Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares–Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.60%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds–Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under the Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Fund–Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below, which are based on estimated amounts for the Fund’s initial fiscal year, are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3
Class D	$	[	]	$	[	]

Prospectus	23

NFJ Small-Cap Value Fund	Ticker Symbol: PNVDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small capitalization common stocks Approximate Number of Holdings 100–150	Approximate Primary Capitalization Range Between $100 million and $3.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging markets securities.

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “How to Buy and Sell Shares—Disclosure Relating to the NFJ Small-Cap Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception date of the Fund’s Class D shares (6/28/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	Allianz Funds

NFJ Small-Cap Value Fund (continued)

Calendar Year Total Returns — Class D Calendar Year End (through 12/31)
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (10/1/91)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Small-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)

The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) that are less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500 Index. It does not take into account sales charges and is not itself weighted by the size of the funds.

(4)	The Fund began operations on 10/01/91. Index comparisons begin on 9/30/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees(3)	Other Expenses(4)	Acquired Fund Fees and Expenses(5)	Total Annual Fund Operating Expenses
Class D	0.60%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(3)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(4)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(5)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	25

OCC Core Equity Fund	Ticker Symbol: AOCDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Blend Stocks	Fund Focus Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace Approximate Number of Holdings 40–55	Approximate Primary Capitalization Range Greater than $5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks. The Fund may invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks. The Fund invests primarily in companies with market capitalizations of greater than $5 billion. The Fund may also invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The portfolio manager selects stocks for the Fund using a “fundamental” approach to investing. The portfolio manager searches for securities of companies believed to be undervalued in the marketplace in relation to factors such as a company’s assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process includes the following techniques:

•

A “bottom up” analytical approach, focusing on the performance of individual issuers before considering overall economic or industry trends, evaluating each issuer’s characteristics, financial results and management.

•

A search for securities of established companies believed to be undervalued and to have a high return on capital, strong management committed to shareholder value and strong competitive positions within their industries.

•

Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager’s initial expectations about the security and might result in a decision to sell the security.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26	Allianz Funds

OCC Core Equity Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year		Fund Inception ([ / / ])(3)
Class D — Before Taxes(1)	[ ]	%	[ ]	%
Class D — After Taxes on Distributions(1)	[ ]	%	[ ]	%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%
S&P 500 Index(2)	[ ]	%	[ ]	%
Lipper [ ] Average(3)

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)	The Lipper [ ] Average is [ ].
(4)	The Fund began operations on [ / / ]. Index comparisons begin on [ / / ].

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price of amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses(5)
Class D	0.45%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fee” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under the Distribution and/or service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(5)

[Total Annual Fund Operating Expenses do not reflect [    ]% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	27

OCC Equity Premium Strategy Fund	Ticker Symbol: PGIDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and current income Fund Category Blend Stocks	Fund Focus Large capitalization common stocks; written call options Approximate Number of Holdings 40–80	Approximate Primary Capitalization Range Greater than $5 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities. In addition, the Fund will normally invest at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs) (the “Option Strategy”). The value of the securities underlying the options written by the Fund ordinarily ranges from between 50% to 90% of the Fund’s net asset value. The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to shareholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques—Call Option Strategy Employed by OCC Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price, and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management, and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class D shares (7/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. At various times prior to November 1, 2005, the Fund had a different investment objective, different investment policies and employed a different sub-adviser; the performance results shown would not necessarily have been achieved had the Fund’s current objective and policies then been in effect. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

28	Allianz Funds

OCC Equity Premium Strategy Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/28/94)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Core Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.60%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	29

OCC Growth Fund	Ticker Symbol: PGRDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 40–60	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a stock if the portfolio managers believe that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Derivatives Risk	• Management Risk
• Issuer Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Equity Securities Risk	• Leveraging Risk	• REIT Risk
• Credit Risk	• Liquidity Risk	• Turnover Risk
• Currency Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class D shares (1/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund’s Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

30	Allianz Funds

OCC Growth Fund (continued)

Calendar Year Total Returns — Class D
                                     [CHART]

More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (2/24/84)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.50%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	31

OCC Opportunity Fund	Ticker Symbol: APPDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income Fund Category Growth Stocks	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 70–110	Approximate Primary Capitalization Range Less than $2 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio manager’s investment process focuses on bottom-up, fundamental analysis. The portfolio manager considers “growth” companies to be companies that he believes to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a stock when an alternative investment opportunity is deemed more attractive. The portfolio manager seeks to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk • Credit Risk	• IPO Risk • Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class C shares, which are offered in a different prospectus. This is because Class D shares were not outstanding during the periods shown. Although Class D and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be higher than Class C performance because of the lower expenses paid by Class D shares. The returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund’s Class C shares. The prior Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on this page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

32	Allianz Funds

OCC Opportunity Fund (continued)

Calendar Year Total Returns — Class C
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (2/24/84)(4)
Class C — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class C — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class C — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000 Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Small-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only. After-tax returns for Class D will vary.

(2)

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.

(4)	The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.65%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and [    ]% in trustees’ expenses estimated to be incurred by Class D shares during the Fund’s current fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	33

OCC Renaissance Fund	Ticker Symbol: PREDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued stocks with improving business fundamentals Approximate Number of Holdings 50–100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that the portfolio managers believe are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the portfolio managers consistent with their expectation of longer-term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers select stocks for the Fund using a “value” style. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book and price-to-cash-flow ratios. The portfolio managers analyze stocks and seek to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio managers may look to sell a stock when they believe that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Smaller Company Risk	• IPO Risk	• REIT Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund’s Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges (loads) and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to February 11, 2005, the Fund had different sub-advisers and may not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

34	Allianz Funds

OCC Renaissance Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest (4/1/03–6/30/03)	[ ]%

	Lowest (7/1/02–9/30/02)	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (4/18/88)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees(3)	Other Expenses(4)	Acquired Fund Fees and Expenses(5)	Total Annual Fund Operating Expenses
Class D	0.60%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s advisory fee has been reduced by 0.05%, to 0.55%. In addition, effective October 1, 2007, the Fund’s advisory fee will be further reduced by 0.05%, to 0.50%. These advisory fee reductions will continue until at least December 31, 2007.

(3)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(4)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(5)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	35

OCC Target Fund	Ticker Symbol: PTRDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings Up to 100	Approximate Primary Capitalization Range Between $1 billion and $10 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in equity securities of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select stocks for the Fund using a “growth” style. The portfolio managers consider “growth” companies to be companies that they believe have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund will consider selling a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The Fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in real estate investment trusts (REITs) and in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class D shares (6/12/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund’s Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Prior to November 1, 2006, the Fund was managed by PEA Capital LLC. See “Sub-Advisers” below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

36	Allianz Funds

OCC Target Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/17/92)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are no relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.55%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	37

OCC Value Fund	Ticker Symbol: PVLDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued larger capitalization stocks with improving business fundamentals Approximate Number of Holdings 35–60	Approximate Primary Capitalization Range Greater than $5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations greater than $5 billion and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund may invest a portion of its assets in common stocks that the portfolio managers expect will generate income.

The portfolio manager selects stocks for the Fund using a “value” style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals, such as strength of management and the company’s competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Prior to February 11, 2005, the Fund had different sub-advisers and may not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

38	Allianz Funds

OCC Value Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/30/91)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Value Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 12/30/91. Fund comparisons begin on 12/31/91.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	39

RCM Large-Cap Growth Fund	Ticker Symbol: DLCNX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 45–85	Approximate Primary Capitalization Range $3 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $3 billion. The Fund may also invest 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Emerging Markets Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk
• Currency Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the DRCM Fund’s Class D shares (3/2/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund’s Institutional Class shares. For periods prior to February 1, 2002, the prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

40	Allianz Funds

RCM Large-Cap Growth Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund inception (12/31/96)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Large-Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.

(4)	The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	41

RCM Mid-Cap Fund	Ticker Symbol: DMCNX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Small to medium capitalization equity securities Approximate Number of Holdings 85–125	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $[        ] billion and $[        ] billion as of September 30, 2007). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in emerging markets countries). The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors, and may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the DRCM Fund’s Class D shares (12/29/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund’s Institutional Class shares, which are offered in a different prospectus. The prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

42	Allianz Funds

RCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund inception (11/6/79)(5)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Growth Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Mid-Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index. The Russell Midcap Index replaced the Russell Midcap Growth Index as the Fund’s primary comparative index because the Adviser believes the Russell Midcap Index is more representative of the Fund’s investment strategies.

(3)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. It is not possible to invest directly in the index.

(4)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(5)

The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79. Index comparisons for the Russell Midcap Growth Index represent the return of the Russell Midcap Growth Index since its inception on 12/31/85. For periods prior to 12/31/85, the RCM Midcap Growth Index comparisons represent the return of the Russell Midcap Index.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.47%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints), regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [        ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	43

RCM Strategic Growth Fund	Ticker Symbol: ARCDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks capital appreciation Fund Category Growth Stocks	Fund Focus Equity and equity-related securities and derivatives Approximate Number of Holdings 40-150	Approximate Primary Capitalization Range $500 million or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related securities of companies with market capitalizations of at least $500 million. As discussed below, the Fund expects to engage in derivative transactions, which may have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used.

The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging markets countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in potential high-growth areas such as technology or health care. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers attempt to exploit what they view as mispricing of the long-term growth prospects of companies by investing in stocks and employing derivatives strategies to maximize growth opportunities identified by the sub-adviser’s research analysts. The portfolio managers may also seek to exploit what they view as shorter-term market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services and/or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In particular, the Fund intends to purchase call options on securities whose prices the portfolio managers believe will increase, and purchase and sell combinations of put and call options in an attempt to take advantage of stock price movements. The Fund may also employ additional strategies involving call and put options, futures and forward contracts, short sales, swap agreements and other derivative instruments with respect to securities, indices and other assets.

The Fund’s use of derivative instruments will often give rise to forms of leverage, which could have the effect of magnifying the Fund’s gains and losses. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio. Leveraging is a speculative technique and there are special risks involved. To the extent that the Fund uses or incurs leverage, an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. This would be inconsistent with the Fund’s investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

44	Allianz Funds

RCM Strategic Growth Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	1.00%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects that portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples, are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	45

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Convertible Securities Risk

The Funds may invest in convertible securities. Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of the conversion feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease as the value of the underlying stock decreases. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, the Funds may be forced to convert a security before it would otherwise choose, which may decrease the Funds’ return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). See “Characteristics and Risks of Securities and Investment Techniques—Convertible Securities” below. Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.

Credit Risk

All of the Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Option Strategy employed by the OCC Equity Premium Strategy Fund, the Option Strategy employed by the NACM Income & Growth Fund, and the derivatives strategies employed by the RCM Strategic Growth Fund, together with certain related risks, are further described under “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by OCC Equity Premium Strategy Fund,” “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by NACM Income & Growth Fund” and “Characteristics and Risks of Securities and Investment Techniques—Derivatives Strategies Employed by RCM Strategic Growth Fund,” respectively, in this Prospectus. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain

46	Allianz Funds

but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent that a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for loss is unlimited. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities , that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly

Prospectus	47

vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

The Funds may from time to time invest a substantial portion of their assets in these and other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

High Yield Risk

The Fund will invest in high yield securities. A fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

IPO Risk

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

48	Allianz Funds

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

However, if non-U.S. securities present attractive investment opportunities, any one of the Funds may increase their percentage of assets in non-U.S. securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities.

REIT Risk

To the extent that a Fund invests in real estate investment trusts (“REITs”), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Prospectus	49

Additional Risks of Investing in the Funds

In addition to the risks described above, certain of the Funds are newly formed and therefore have limited or no history for investors to evaluate. Also, it is possible that the newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Management of the Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage the Funds’ investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Advisory Fees

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
NFJ Large-Cap Value, CCM Capital Appreciation, CCM Focused Growth, NFJ Dividend Value, CCM Mid-Cap, RCM Large-Cap Growth, OCC Core Equity and OCC Value Funds	0.45%
RCM Mid-Cap Fund	0.47%
NACM Growth and OCC Growth Funds	0.50%
OCC Target Fund	0.55%
OCC Renaissance*, OCC Equity Premium Strategy, NFJ Mid-Cap Value and NFJ Small-Cap Value** Funds	0.60%
OCC Opportunity Funds	0.65%
NFJ All-Cap Value, NACM Income & Growth and NACM Mid-Cap Growth Funds	[0.65%]
RCM Strategic Growth Fund	1.00%

*	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” effective January 1, 2007, the Fund’s advisory fee has been reduced by 0.05%, to 0.55%. In addition, effective October 1, 2007, the Fund’s advisory fee was be further reduced by 0.05%, to 0.50%. These advisory fee reductions will continue until at least December 31, 2007.
**	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” effective January 1, 2007, the Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund (except for the NACM Income & Growth and the NACM Mid-Cap Growth Funds, which were recently organized) and the portfolio management agreements (except for the NFJ All-Cap Value Fund), between Allianz Global Fund Management and each respective Sub- Adviser is available in the semi-annual report to shareholders for the six-month period ended December 31, 2006. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and the NACM Income & Growth Fund and the portfolio management agreement between Allianz Global Fund Management and Nicholas-Applegate Capital Management LLC with respect to the NACM Income & Growth Fund is available in the Fund’s annual report to shareholders for the fiscal year ended June 30, 2007. A discussion regarding the basis for the initial approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the

50	Allianz Funds

NACM Mid-Cap Growth Fund and the portfolio management agreement between Allianz Global Fund Management and Nicholas-Applegate Capital Management LLC with respect to the NACM Mid-Cap Growth Fund will be available in the semi-annual report to shareholders for the six-month period ending December 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the portfolio management agreement between Allianz Global Fund Management and NFJ Investment Group L.P. with respect to NFJ All-Cap Value Fund is available in the Fund’s annual reports to shareholders for the fiscal year ended June 30, 2007.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class D shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to Class D shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small Funds, but the excess of the fee over costs generally increases as Funds grow in asset size. The Funds do bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Class D shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

The Administrator or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms’ services (at an annual rate generally not to exceed 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms, although payments with respect to shares in retirement plans are often higher).

Class D shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Fund	Administrative Fees
All Funds	0.65%

As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) which provides for the payment of up to 0.25% of the Administrative Fee rate set forth above as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the aggregate Administrative Fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” (0.25%) and “Other Expenses” (the remainder of the Administrative Fee plus any additional “Other Expenses”). If none of the 0.25% authorized under the 12b-1 Plan for Class D Shares is paid, then the fees paid under the column in the table reading “Distribution and/or Service (12b-1) Fees” would be 0.00% and the fees paid under the column reading “Other Expenses” would increase by 0.25% accordingly so that the total Administrative Fee remains the same.

The Administrative Fee rate for each Fund (except the OCC Renaissance, OCC Value and NFJ Small-Cap Value Funds) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. The Administrative Fee rate for the OCC Renaissance, OCC Value and NFJ Small-Cap Value Funds is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Prospectus	51

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees are paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class D shares and may cost you more than other types of sales charges. The “Annual Fund Operating Expenses” tables on the prior pages show the Administrative Fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.” If none of the 0.25% authorized under the 12b-1 Plan for the Class D shares is paid, then the fees paid under the column in the table reading “Distribution and/or Service (12b-1) Fees” would be 0.00% and the fees paid under the column captioned “Other Expenses” would increase by 0.25% accordingly so that the total Administrative Fee would remain the same.

Payments to Financial Firms

Some or all of the servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

52	Allianz Funds

The additional payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Administrative Fees” above.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages.

Sub-Adviser*	Fund(s)
Cadence Capital Management LLC (“Cadence”) 265 Franklin Street, 11th Floor Boston, MA 02110	CCM Capital Appreciation, CCM Focused Growth and CCM Mid-Cap Funds (the “CCM Funds”)
RCM Capital Management LLC (“RCM”) 4 Embarcadero Center San Francisco, CA 94111	RCM Large-Cap Growth, RCM Mid-Cap and RCM Strategic Growth Funds (the “RCM Funds”)
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	NACM Growth, NACM Income & Growth and NACM Mid-Cap Growth Funds (the “NACM Funds”)
NFJ Investment Group L.P. (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ All-Cap Value, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and NFJ Small-Cap Value Funds (the “NFJ Funds”)
Oppenheimer Capital LLC (“Oppenheimer Capital”) 1345 Avenue of the Americas, 49th Floor New York, NY 10105-4800	OCC Core Equity, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Renaissance, OCC Target and OCC Value Funds (the “OCC Funds”)

*	Each of the Sub-Advisers (except Cadence) is affiliated with the Adviser.

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The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

Cadence

Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2007, of approximately $[        ] billion.

The following individuals at Cadence share primary responsibility for managing each of the noted Funds.

Fund	Portfolio Managers	Since	Recent Professional Experience
CCM Capital Appreciation Fund	William B. Bannick	1992	Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1992.

	Robert L. Fitzpatrick	2004	Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick has been a member of the investment team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1999.

	Michael J. Skillman	2006	Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994 and is a member of the investment team that manages the Allianz Funds sub-advised by Cadence.

CCM Focused Growth Fund	William B. Bannick	1999 (Inception)	See above.

	Robert L. Fitzpatrick	2004	See above.

	Michael J. Skillman	2006	See above.

CCM Mid-Cap Fund	Messrs. Bannick, Fitzpatrick and Skillman	Same as CCM Capital Appreciation Fund	See above.

Cadence is majority-owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. In connection with the transaction in which Cadence was purchased by its management and its co-investors, Allianz and its affiliates may be obligated to make payments (“Termination Payments”) to Cadence if Cadence is terminated as sub-adviser to any Fund before September 2010. Because of these payments, the Adviser may have an economic disincentive to terminate or recommend the termination of Cadence as sub-adviser to the Funds noted above, even when it would be in a Fund’s best interests to do so. However, the Adviser has a fiduciary duty to act in each Fund’s best interests regardless of any Termination Payment that may result. In addition, under the sub-advisory agreement with Cadence, the Board of Trustees has the ability to terminate or not renew the sub-advisory agreement with Cadence without the consent or approval of the Adviser, and a majority of the Board is comprised of disinterested Trustees who have no economic interest in Cadence, the Adviser or the Termination Payments.

In addition, in connection with a “Call Agreement” entered into in connection with the sale of Cadence, there is a significant chance that, before September 2010, it will be proposed that the Funds for which Cadence serves as sub-adviser be reorganized into funds that are not part of the Allianz Funds family. This could result in, among other things, the shareholders of those Funds being unable to exchange on a load-free basis into other Allianz Funds or PIMCO Funds, different (and possibly reduced) shareholder services and different fees and expenses. The Trustees have indicated that they will evaluate these and other relevant factors before determining whether to approve any such transaction.

54	Allianz Funds

RCM

Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2007, RCM had approximately $[    ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The following individuals at RCM share primary responsibility for the noted Funds.

Fund	Managers	Since	Recent Professional Experience
RCM Large Cap Growth Fund	Raphael L. Edelman (Lead)	2004	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Joanne L. Howard, CFA	2005	Managing Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. She also previously served as the firm’s Private Client Group CIO from 1996 to 2002, where she continues to serve as a Senior Portfolio Manager. Prior to joining RCM in 1992, she spent 17 years with Scudder, Stevens & Clark as Managing Director and Senior Portfolio Manager of the Quality Growth team.

	Peter A. Goetz, CFA	2005	Director and Portfolio Manager on the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.

RCM Mid-Cap Fund	Louise M. Laufersweiler, CFA (Lead)	2005	Director, Chief Investment Officer for Midcap, and Senior Portfolio Manager for both small and mid-cap strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity strategies and is Deputy CIO for US Small Cap. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist in San Francisco.

	Steven Klopukh, CFA	2005	Vice President, Portfolio Manager for U.S. Mid Cap Equities. He joined RCM in 2002 as an equity analyst and assistant portfolio manager on the Mid Cap equity team. Prior to joining RCM in 2002, Mr. Klopukh was a Vice President and fundamental equity analyst at CDC Investment Management Corp. and was involved in managing its quantitatively-enhanced, risk-targeted Large-Cap Core and Market-Neutral equity strategies from 1999 to 2001.

RCM Strategic Growth Fund	Raphael L. Edelman (Lead)	2006 (Inception)	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Todd G. Hawthorne	2007	Vice President, Equity Derivatives Strategy since 2006. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

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NACM

Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. As of September 30, 2007, Nicholas-Applegate had approximately $[    ] billion in assets under management.

The following individuals at Nicholas-Applegate share primary responsibility for the day-to-day management of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Funds. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has 18 years of investment management experience.

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Growth Fund	Horacio A. Valeiras, CFA	2006	See above.

	James Li, Ph.D.	2006	Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Jane Edmondson	2006	Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 1996, Ms. Edmondson was a financial consultant with Merrill, Lynch, Pierce, Fenner & Smith. She has 16 years of investment industry experience.

NACM Income & Growth Fund	Douglas Forsyth, CFA (Lead)	2007 (Inception)	Mr. Forsyth is a Senior Portfolio Manager and Member of the Executive Committee at Nicholas-Applegate. Mr. Forsyth oversees Nicholas-Applegate’s US High Yield Bond/Convertibles portfolio management team. He joined Nicholas-Applegate in 1994 after three years of investment management experience at AEGON USA. Mr. Forsyth holds a B.B.A. from the University of Iowa. He has 14 years of investment industry experience.

	Michael E. Yee	2007 (Inception)	Mr. Yee is a Portfolio Manager at Nicholas-Applegate and is a member of Nicholas-Applegate’s US High Yield Bond/Convertibles portfolio management team. He joined Nicholas-Applegate in 1995 and has been a portfolio manager since 1998. Mr. Yee holds a B.S. from the University of California, San Diego and an M.B.A. from San Diego State University. He has 11 years of investment industry experience.

	Justin Kass, CFA	2007 (Inception)	Mr. Kass is a Portfolio Manager at Nicholas-Applegate. He joined Nicholas-Applegate in 2000 with responsibilities for portfolio management and research on Nicholas-Applegate’s US High Yield Bond/Convertibles team. Mr. Kass was previously an analyst and interned on the team, where he added significant depth to Nicholas-Applegate’s proprietary Upgrade Alert Model. Mr. Kass earned his M.B.A. in finance from The UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has 8 years of investment industry experience.

NACM Mid-Cap Growth Fund	Horacio A. Valeiras, CFA	03/2006*	See above.

	Jane Edmondson	03/2006*	See above.

	Mark P. Roemer	03/2006*	Mr. Roemer is a Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has 11 years of investment industry experience.

*	Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the NACM Mid-Cap Growth Fund.

NFJ

NFJ provides advisory services to mutual funds and institutional accounts, and non-discretionary advisory services to managed account programs. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets (including discretionary and non-discretionary accounts) as of September 30, 2007, of approximately $[        ] billion.

56	Allianz Funds

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of each Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below:

Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ All-Cap Value Fund	Jeffrey S. Partenheimer (Lead)	April 2007	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

	Benno J. Fischer	April 2007	Managing Director and founding partner of NFJ. He has over 41 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver	April 2007	Portfolio Manager at NFJ. He has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

NFJ Dividend Value Fund	Mr. Fischer (Lead)	2000 (Inception)	See above.

	R. Burns McKinney	2007	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Mr. Partenheimer	2002	See above.

	Mr. Oliver	2006	See above.

NFJ Large Cap Value Fund	Paul A. Magnuson (Lead)	2000 (Inception)	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	Mr. Fischer	2000 (Inception)	See above.

	Mr. Najork	2000 (Inception)	See above.

	Mr. Partenheimer	2002	See above.

NFJ Mid-Cap Value Fund	Mr. Partenheimer (Lead)	2006 (Inception)	See above.

	Mr. Fischer	2006 (Inception)	See above.

	Thomas W. Oliver	2006	Portfolio Manager at NFJ. Mr. Oliver has over 9 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. Mr. Oliver is a CPA.

NFJ Small-Cap Value Fund	Mr. Magnuson (Lead)	1995	See above.

	Mr. Fischer	1991 (Inception)	See above.

	Mr. McKinney	2006	See above.

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Oppenheimer Capital

Oppenheimer Capital has operated as an investment adviser to investment companies and other investors since its organization in 1980.

The following individuals at Oppenheimer Capital have primary responsibility for the noted Fund. In addition to serving as co-portfolio manager of the OCC Target Fund, Jeff Parker, Managing Director of Oppenheimer Capital, is responsible for overseeing investment and trading decisions for the OCC Growth and OCC Opportunity Funds. Information about Mr. Parker is set forth below. In addition to serving as the portfolio manager of the OCC Value Fund, Colin Glinsman, Managing Director and Chief Investment Officer of Oppenheimer Capital, is responsible for overseeing the OCC Renaissance Fund’s portfolio management team. Information about Mr. Glinsman is set forth below. Different sub-advisory firms served as Sub-Adviser for the OCC Renaissance Fund and OCC Value Fund prior to February 11, 2005 and for the OCC Equity Premium Strategy, OCC Growth, OCC Opportunity and OCC Target Funds prior to November 1, 2006. As of September 30, 2007, Oppenheimer Capital had approximately $[    ] billion in assets under management.

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Core Equity Fund	Robert Urquhart	2005 (inception)	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.

OCC Value Fund	Colin Glinsman	2005	Managing Director and Chief Investment Officer of Oppenheimer Capital. He has 23 years of investment experience, including 16 years at Oppenheimer Capital.

OCC Renaissance Fund	Nick Frelinghuysen	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Nick joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 13 years of experience as a research analyst.

	Brad Holmes	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Brad joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team. He has 14 years of experience as a research analyst and is a CFA charterholder.

OCC Equity Premium Strategy Fund	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 14 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.

	Robert Urquhart (Lead on Equity)	2005	See above.

OCC Growth Fund	Robert Urquhart	2005	See above.

	Martin Mickus	2006	Co-portfolio manager for OCC. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he was a research analyst at S&P Equity Research. He also spent two years as an Assistant Portfolio Manager and Research Analyst with the InterGroup Corporation. He has 14 years of investment industry experience.

OCC Opportunity Fund	Michael Corelli	2003	Portfolio Manager for OCC. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.

OCC Target Fund	Martin Mickus	2004	See above.

	Jeff Parker (Lead)	2005	Managing Director of OCC. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the OCC Renaissance and the OCC Value Funds’ investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund (except the NFJ Dividend Value, NFJ Large-Cap Value and CCM Mid-Cap Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements,

58	Allianz Funds

subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially whollyowned by Allianz. Because RCM is not whollyowned by Allianz, the Exemptive Order does not apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE

Prospectus	59

Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

•

Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance

60	Allianz Funds

services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. A firm may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Funds) of a Fund’s average daily net assets attributable to its Class D shares and purchased through such firm for its clients although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your financial service firm for information.

This Prospectus should be read in connection with your firm’s materials regarding its fees and services.

•

Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under “Redemption Fees.” NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

•

Disclosure Relating to the NFJ Small-Cap Value Fund.  Class D shares of the NFJ Small-Cap Value Fund are currently no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Similarly, participants in an employer sponsored retirement benefit plan that owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003, and participants in a related retirement benefit plan having the same employer sponsor (“related plan”), are eligible to direct the purchase of Fund shares by their plan account for so long as the plan or related plan continues to own shares of the Fund for any plan participant. In the event a shareholder no longer owns any shares of the NFJ Small-Cap Value Fund, or an employer sponsored retirement benefit plan or related plan no longer owns any Fund shares on behalf of its participants, such shareholder or all participants in such plan or related plan, as the case may be, are no longer be eligible to purchase shares of the Fund.

Shareholders of other series of Allianz Funds and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the NFJ Small-Cap Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

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The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

•

Disclosure Relating to the NFJ Dividend Value Fund.  Class D shares of the NFJ Dividend Value Fund are currently no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Dividend Value Fund as of the close of business on April 23, 2007 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Dividend Value Fund, such shareholder is no longer eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the close of business on April 23, 2007, such Plans, or financial institutions the serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or Administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the close of business on April 23, 2007, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Shareholders of other series of Allianz Funds and of PIMCO Funds are no longer permitted to exchange any of their shares for shares of the NFJ Dividend Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-888-877-4626, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-877-4626 for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-877-4626 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

62	Allianz Funds

Investment Minimums

The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. Accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator. In addition, if your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable Fund’s or series’ prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or of another series of the Trust or PIMCO Funds that offers Class D shares. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within 7 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class D shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and

Prospectus	63

non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem shares of the Funds within 7 days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares redeemed. See ‘‘Redemption Fees’’ below. You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-877-4626 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the

64	Allianz Funds

value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class D shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

•

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not

Prospectus	65

comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

•	Waivers of Redemption Fees. The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

•

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

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Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents please contact your financial service firm. Within 30 days after receipt of your request your financial service firm will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations.

Fund	At Least Annually	Quarterly
NACM Income & Growth, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Dividend Value and OCC Equity Premium Strategy Funds		•
All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.
•

Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

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Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-877-4626.

Tax Consequences

•

Taxes on Fund distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gains for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), as the OCC Equity Premium Strategy Fund may choose to do, and the distributions are supported by the Fund’s “current earnings and profits,” the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by a Fund. The capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding.  The Funds generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to

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properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Other Equity Securities

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees.

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A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).

For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that these Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, each such Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest

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in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities

Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of

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currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

Unless otherwise stated in the Fund Summaries, the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may

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decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also

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have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivative strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Derivatives Strategies Employed by RCM Strategic Growth Fund

The RCM Strategic Growth Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options, as discussed above), including combinations of put and call options, (iii) enter into futures contracts, (iv) enter into swap agreements and (v) engage in short sales, each in an attempt to take advantage of perceived market inefficiencies or expected stock price movements. For example, the Fund may, in addition to other options strategies, purchase an out-of-the-money call option on a security with an expiration date more than six months in the future (such as “Long-Term Equity Appreciation Securities” or “LEAPs”) while writing a call option on the same security at the same exercise price but with a nearer-term expiration date. There is no assurance that these strategies will achieve their objectives, and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are generally described below and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

Call Option Strategy Employed by NACM Income & Growth Fund

The NACM Income & Growth Fund intends to sell (write) call options on stocks held in its portfolio. It is expected that the Fund will ordinarily write call options on all or substantially all of the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position (the “Option Strategy”). However, the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy employed by the Fund is described in this section; options generally are described below and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Option Strategy is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Option Strategy will achieve its objectives.

Call options on individual securities are contracts representing the right to purchase the underlying equity security at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security and the strike price, the volatility of the underlying equity security and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the value of the underlying security and the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security in exchange for the premium, although it would retain the risk of loss should the price of the underlying security decline. Therefore, the Fund’s use of the Option Strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) the market value of the underlying security at the time the option is written. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the underlying security held by the Fund up to the strike price, but the Fund forgoes any appreciation above the strike price. The Fund also reserves the flexibility to write “at-the-money” (i.e., with a strike price equal to the market value of the underlying security) and “in-the-money” call options (i.e., with a strike price below the

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market value of the underlying security). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund will not write options with respect to individual equity securities (other than exchange-traded funds (“ETFs”), as described below) that are not held in the Fund’s portfolio (i.e., “naked” options). Although it has no current intention to do so, the Fund may also write call options on equity indexes and ETFs. The Fund would cover any such options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions.

The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

Call Option Strategy Employed by PEA Equity Premium Strategy Fund

The OCC Equity Premium Strategy Fund intends to sell (write) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (“ETFs”). The value of the securities underlying the options written by the fund ordinarily ranges between 50% to 90% of the Fund’s net asset value. The call option strategy employed by the Fund is described in this section; options generally are described below and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Fund may use the call option strategy to generate gains from option premiums in an attempt to enhance the Fund’s distributions and to reduce overall portfolio risk. However, there is no assurance that the call option strategy will achieve its objectives.

Call options are contracts representing the right to purchase the underlying equity security or ETF or the cash value of the index at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security, ETF or index and the strike price, the volatility of the underlying equity security, ETF or index and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security or ETF or the cash value of the applicable index over the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security, ETF or index above the strike price in exchange for the premium, although it would retain the risk of loss should the price of the underlying security, ETF or index decline. Therefore, Fund’s use of the call option strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) or equal to (“at-the-money”) the market value of the underlying security, ETF or index. The Fund also may write “in-the-money” call options (i.e., with a strike price below the market value of the underlying security, ETF or index). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. With respect to options on indexes or ETFs, the Fund will cover the options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions. The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates).

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on

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its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objective when they does so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been

76	Allianz Funds

registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Funds’ limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

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Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Borrowings and Other Forms of Leverage Utilized by RCM Strategic Growth Fund

Although it has no current intention to do so, the RCM Strategic Growth Fund may employ leverage by borrowing money (to the maximum extent permitted under the Investment Company Act) to purchase or carry securities during periods in which the portfolio managers believe that the opportunities for gain are potentially greater than the risk of loss. The Fund will only borrow from banks, and only if the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, the Fund, within three business days, will seek to reduce its borrowings so that it meets the requirement. To do so, or to meet maturing bank loans, the Fund might on occasion be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund which may not be recovered by any appreciation of the securities purchased or could exceed the Fund’s investment income. In addition, even if the Fund does not have any borrowings outstanding it may incur commitment fees and other costs relating to the Fund’s credit facility.

In addition, the Fund may also employ leverage by engaging in certain derivative transactions that give rise to forms of leverage. See “Derivatives” above.

Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing

78	Allianz Funds

in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

Each Fund may invest in other investment companies, including exchange-traded Funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the [                    ] Funds had a portfolio turnover rate in excess of 100%. Other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies

The investment objective of each of the NACM Funds, CCM Focused Growth, NFJ All-Cap Value, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, OCC Core Equity, OCC Renaissance, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target and RCM Strategic Growth Funds described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the CCM Focused Growth, CCM Mid-Cap, NACM Mid-Cap Growth, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Core Equity, OCC Equity Premium Strategy, RCM Large-Cap Growth and RCM Mid-Cap Funds have adopted 80% investment policies under Rule 35d-1 under the Investment Company Act of 1940 (which policies are set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, several of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and

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other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use Grassroots(SM) Research in addition to their traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class D shares of each Fund, except the CCM Focused Growth and OCC Opportunity Funds, since the class of shares was first offered. For the CCM Focused Growth Fund, the information below reflects financial results for Institutional Class shares of the CCM Focused Growth Fund, which are offered in a different prospectus. Class D shares of the CCM Focused Growth Fund were not outstanding during the periods shown. The performance shown below differs from that which would have been achieved by Class D shares of the CCM Focused Growth Fund because of higher fees and expenses associated with Class D shares. For the OCC Opportunity Fund, the information below reflects financial results for Class C shares of the Fund, which are offered in a different prospectus. Class D shares of the OCC Opportunity Fund were not outstanding during the periods shown. The performance shown below differs from than that which would have been achieved by Class D shares of the OCC Opportunity Fund because of the lower fees and expenses associated with Class D shares. For the NACM Mid-Cap Growth Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the NACM Mid-Cap Growth Fund’s predecessor (the “Predecessor Fund”), which reorganized into the NACM Mid-Cap Growth Fund on July 27, 2007. In the absence of such reorganization, the NACM Mid-Cap Growth Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class D shares during the periods shown.

For the RCM Funds (except the RCM Strategic Growth Fund), information for periods prior to February 2, 2002 reflects the performance of the corresponding series of Dresdner RCM Global Funds, Inc., which were reorganized into the Funds on February 1, 2002.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements (except the NFJ Mid-Cap Value Fund), are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Regarding the NACM Mid-Cap Growth Fund, (i) the total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the NACM Mid-Cap Growth Fund, assuming reinvestment of all dividends and distributions and (ii) the performance shown below is generally better than that which would have been achieved by Class D shares of the Fund because of the higher fees and expenses associated with Class D shares. This information has been audited by [                        ], an independent registered public accounting firm, whose report, along with the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund’s financial statements, are included in the March 31, 2007 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
CCM Capital Appreciation Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		17.83			0.04	(a)		1.73	(a)		1.77			(0.02)			—
06/30/2005		16.19			0.07	(a)		1.65	(a)		1.72			(0.08)			—
06/30/2004		13.95			(0.01	)(a)		2.25	(a)		2.24			—			—
06/30/2003		14.56			(0.01	)(a)		(0.60	)(a)		(0.61)			—			—
CCM Focused Growth Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		7.82			0.04	(a)		1.50	(a)		1.54			(0.02)			—
06/30/2005		6.94			0.02	(a)		0.86	(a)		0.88			—			—
06/30/2004		5.66				(a)(g)		1.28	(a)		1.28			—			—
06/30/2003		5.63			—	(a)(g)		0.03	(a)		0.03			—			—
CCM Mid-Cap Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		24.61			(0.01	)(a)		3.13	(a)		3.12			—			—
06/30/2005		21.38			(0.02	)(a)		3.25	(a)		3.23			—			—
06/30/2004		17.38			(0.06	)(a)		4.06	(a)		4.00			—			—
06/30/2003		17.84			(0.06	)(a)		(0.40	)(a)		(0.46)			—			—
Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund
03/31/2007		$13.02			(0.04)			$1.37			$1.33			$—			(0.58)
03/31/2006		10.69			(0.04)			2.85			2.81			—			(0.48)
03/31/2005		9.89			(0.04)			0.84			0.80			—			—
02/27/2004 (Commenced) - 03/31/2004		10.00			0.00	(2)		(0.11)			(0.11)			—			—
NACM Growth Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		12.72			0.01	(a)		1.16	(a)		1.17			—			(1.01)
06/30/2005		11.93			0.01	(a)		1.07	(a)		1.08			—			(0.29)
06/30/2004		11.21			(0.07	)(a)		0.92	(a)		0.85			—			(0.13)
07/19/2002 – 06/30/2003		10.00			(0.04	)(a)		1.25	(a)		1.21			—			—
NACM Income & Growth Fund
Class D
02/28/2007 - 06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

*	Annualized
(a)	Per share amounts based upon average number of shares outstanding during the period.
(b)	If the Adviser had not reimbursed expenses, the ratio of expenses to average net assets would have been 9.69%.
(c)	If the Adviser had not reimbursed expenses, the ratio of expenses to average net assets would have been 7.71%.
(d)	If the Adviser had not waived the administrative expenses, the ratio of expenses to average net assets would have been 1.17%.
(e)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(f)	Prior to April 2, 2007, the Fund was named “NACM Flex-Cap Value Fund” and was sub-advised by Nicholas-Applegate Capital Management LLC.

82	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.02)		—	(a)(g)		19.58		9.91			34,210		1.12		0.20		161
	—			(0.08)		—	(a)		17.83		10.65			16,394		1.11		0.43		137
	—			—		—	(a)		16.19		16.06			4,103		1.11		(0.05)		148
	—			—		—	(a)		13.95		(4.19)			3,780		1.10		(0.07)		161

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.02)		—	(a)(g)		9.34		19.68			4,600		0.7		0.48		153
	—			—		—	(a)		7.82		12.79			3,457		0.71		0.24		123
	—			—		—	(a)		6.94		22.61			2,527		0.71		0.08		90
	—			—		—	(a)		5.66		0.53			1,916		0.70		0.02		232

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			—		—	(a)(g)		27.73	(k)	12.68	(k)		30,758		1.11		(0.04)		174
	—			—		—	(a)		24.61		15.11			60,353		1.11		(0.07)		140
	—			—		—	(a)		21.38		23.01			17,933		1.10		(0.29)		165
	—			—		—	(a)		17.38		(2.58)			10,333		1.11		(0.35)		155

$	[	]		$(0.58)	$	[	]		$13.77		10.54%			$3,335		[	]%	(0.34)%		191%
	[	]		(0.48)		[	]		13.02		26.73			3,348		[	]	(0.33)		160
	[	]		—		[	]		10.69		8.09			5,566		[	]	(0.36)		146	(10)
	[	]		—		[	]		9.89		1.10	(4)		5,347		[	]	(0.43)		14

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(1.01)		—	(a)(g)		12.88		9.37			17		1.16	(i)	0.09		152
	—			(0.29)		—	(a)		12.72		9.05			13		1.23	(f)	0.12		274
	—			(0.13)		—	(a)		11.93		7.62			12		1.25		(0.55)		160
	—			—		—	(a)		11.21		12.10			11		1.25	(c)*	(0.42	) *	167

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%

(f)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(g)	Less than $0.01 per share.
(h)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(i)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(j)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.12%.
(k)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.71 and 12.61%, respectively.

Prospectus	83

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
NFJ All-Cap Value Fund(f)
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		15.81			0.14	(a)		2.16	(a)		2.30			(0.05)		(0.65)
06/30/2005		15.29			0.09	(a)		1.24	(a)		1.33			—		(0.83)
06/30/2004		12.38			0.02	(a)		3.33	(a)		3.35			(0.02)		(0.42)
07/19/2002 – 06/30/2003		10.00			0.06	(a)		2.52	(a)		2.58			(0.03)		(0.17)
NFJ Dividend Value Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		13.75			0.36	(a)		1.90	(a)		2.26			(0.41)		(0.22)
06/30/2005		12.53			0.31	(a)		1.37	(a)		1.68			(0.31)		(0.15)
06/30/2004		10.51			0.30	(a)		2.05	(a)		2.35			(0.24)		(0.09)
06/30/2003		11.32			0.27	(a)		(0.28	)(a)		(0.01)			(0.30)		(0.50)
NFJ Large-Cap Value Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		16.04			0.31	(a)		2.08	(a)		2.39			(0.33)		(0.37)
06/30/2005		14.63			0.23	(a)		1.95	(a)		2.18			(0.19)		(0.59)
06/30/2004		12.23			0.18	(a)		2.38	(a)		2.56			(0.16)		—
07/19/2002 – 06/30/2003		11.07			0.22	(a)		1.39	(a)		1.61			(0.19)		(0.26)
NFJ Mid-Cap Value Fund
Class D
[ ] – 06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
NFJ Small-Cap Value Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		30.76			0.62	(a)		3.65	(a)		4.27			(0.49)		(2.47)
06/30/2005		27.72			0.52	(a)		4.51	(a)		5.03			(0.39)		(1.60)
06/30/2004		21.92			0.49	(a)		5.81	(a)		6.30			(0.27)		(0.23)
06/30/2003		21.85			0.41	(a)		(0.06	)(a)		0.35			(0.23)		(0.05)
OCC Core Equity
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		10.25			0.05	(a)		0.70	(a)		0.75			(0.01)		(0.13)
03/31/2005 – 06/30/2005		10.00			0.02	(a)		0.23	(a)		0.25			—		—

*	Annualized
(a)	Per share amounts based upon average number of shares outstanding during the period.
(b)	If the Adviser had not reimbursed expenses, the ratio of expenses to average net assets would have been 9.69%.
(c)	If the Adviser had not reimbursed expenses, the ratio of expenses to average net assets would have been 7.71%.
(d)	If the Adviser had not waived the administrative expenses, the ratio of expenses to average net assets would have been 1.17%.
(e)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(f)	Prior to April 2, 2007, the Fund was named “NACM Flex-Cap Value Fund” and was sub-advised by Nicholas-Applegate Capital Management LLC.

84	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.70)		—	(a)(g)		17.41		14.74			2,947		1.32	(h)	0.80		55
	—			(0.83)		0.02	(a)		15.81		8.74			216		1.37	(f)	0.54		150
	—			(0.44)		—	(a)		15.29		27.33			74		1.40		0.16		145
	—			(0.20)		—	(a)		12.38		26.01			15		1.41	(b)*	0.55	*	173

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.63)		—	(a)(g)		15.38		16.72			78,984		1.10		2.42		26
	—			(0.46)		—	(a)		13.75		13.50			11,863		1.12	(f)	2.28		30
	—			(0.33)		—	(a)		12.53		22.53			546		1.20		2.48		36
	—			(0.80)		—	(a)		10.51		0.43			42		1.20		2.82		43

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.70)		—	(a)(g)		17.73		15.22			6,128		1.17		1.79		32
	—			(0.78)		0.01	(a)		16.04		15.22			49		1.18	(f)	1.50		35
	—			(0.16)		—	(a)		14.63		21.02			29		1.20		1.30		99
	—			(0.45)		—	(a)		12.23		(3.55)			59		1.20	*	2.02	*	54

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(2.96)		—	(a)(g)		32.07		14.51			5,182		1.25		1.95		32
	—			(1.99)		—	(a)		30.76		18.53			5,343		1.26	(e)	1.81		20
	—			(0.50)		—	(a)		27.72		29.04			5,016		1.26		1.95		30
	—			(0.28)		—	(a)		21.92		1.75			2,158		1.25		1.98		20

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.14)		—	(a)		10.86		7.38			11		1.11	(j)	0.46		80
	—			—		—	(a)		10.25		2.50			10		1.14	(d)	0.74		13

(f)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(g)	Less than $0.01 per share.
(h)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(i)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(j)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.12%.
(k)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.71 and 12.61%, respectively.

Prospectus	85

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
OCC Renaissance Fund*
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		24.37			0.06	(a)		1.45	(a)		1.51			—			(4.23)
06/30/2005		24.78			(0.01	)(a)		(0.40	)(a)		(0.41)			—			—
06/30/2004		17.24			(0.05	)(a)		7.59	(a)		7.54			—			—
06/30/2003		19.16			0.01	(a)		(1.24	)(a)		(1.23)			—			(0.69)
OCC Value Fund*
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		17.23			0.17	(a)		1.19	(a)		1.36			(0.15)			(2.35)
06/30/2005		17.14			0.13	(a)		0.49	(a)		0.62			(0.07)			(0.46)
06/30/2004		12.70			0.10	(a)		4.41	(a)		4.51			(0.07)			—
06/30/2003		13.73			0.10	(a)		(0.55	)(a)		(0.45)			—			(0.58)
OCC Equity Premium Strategy(i)
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		7.91			0.03	(a)		0.65	(a)		0.68			—	(j)		(0.30)
06/30/2005		7.58			0.07	(a)		0.35	(a)		0.42			(0.09)			—
06/30/2004		6.51			0.08	(a)		1.09	(a)		1.17			(0.10)			—
06/30/2003		6.98			0.08	(a)		(0.45	)(a)		(0.37)			(0.10)			—
OCC Growth Fund(ii)
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		18.16			(0.03	)(a)		1.87	(a)		1.84			—			—
06/30/2005		17.61			0.02	(a)		0.53	(a)		0.55			—			—
06/30/2004		14.76			(0.05	)(a)		2.90	(a)		2.85			—			—
06/30/2003		16.00			(0.03	)(a)		(1.21	)(a)		(1.24)			—			—
OCC Opportunity Fund(iii)
Class C
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		17.72			(0.35	)(a)		2.81	(a)		2.46			—			—
06/30/2005		16.89			(0.30	)(a)		1.13	(a)		0.83			—			—
06/30/2004		12.56			(0.27	)(a)		4.60	(a)		4.33			—			—
06/30/2003		12.26			(0.19	)(a)		0.49	(a)		0.30			—			—
OCC Target Fund(iv)
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		17.84			(0.15	)(a)		2.02	(a)		1.87			—			—
06/30/2005		7.16			(0.12	)(a)		0.80	(a)		0.68			—			—
06/30/2004		13.34			(0.12	)(a)		3.94	(a)		3.82			—			—
06/30/2003		13.31			(0.08	)(a)		0.11	(a)		0.03			—			—

*	The information provided for the OCC Renaissance and OCC Value Funds reflects results of operations under the Funds’ former Sub-Adviser; the Funds will not necessarily achieve the performance results shown above under their current investment management arrangements.
(i)	Formerly the PEA Equity Premium Strategy Fund.
(ii)	Formerly the PEA Growth Fund.
(iii)	Formerly the PEA Opportunity Fund.
(iv)	Formerly the PEA Target Fund.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)

Repayments by the Adviser increased the end of period net asset value per share by $0.03 and total return by 0.20%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.58 and 19.11%, respectively.

(c)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(e)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of period net asset value and total return would have been $24.35 and (1.72)%, respectively.

(f)

Repayments by the Adviser increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the Adviser had not made repayments, end of period net asset value and total return would have been $17.22 and 3.52%, respectively.

(g)

Repayments by the Adviser increased the end of period net asset value per share by $0.02 and total return by 0.08%. If the Adviser had not made repayments, end of period net asset value and total return would have been $18.14 and 3.04%, respectively.

86	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	] %	$	[	]	[	]%	[ ] %	[	]%
	—			(4.23)		—	(a)(j)		21.65	(k)	6.26	(k)		46,918		1.25		0.27	85
	—			—		—	(a)		24.37	(e)	(1.65	) (e)		117,972		1.26	(c)	(0.05)	101
	—			—		—	(a)		24.78		43.74			392,732		1.26		(0.21)	60
	—			(0.69)		—	(a)		17.24		(5.90)			86,043		1.26		0.09	76

$	[	]	$	[ ]	$	[	]	$	[	]	[	] %	$	[	]	[	]%	[ ] %	[	]%
	—			(2.50)		—	(a)(j)		16.09		8.13			157,173		1.11		1.01	63
	—			(0.53)		—	(a)		17.23	(f)	3.57	(f)		291,412		1.11	(c)	0.78	101
	—			(0.07)		—	(a)		17.14		35.58			335,765		1.11		0.64	67
	—			(0.58)		—	(a)		12.70		(2.73)			37,032		1.10		0.85	152

$	[	]	$	[ ]	$	[	]	$	[	]	[	] %	$	[	]	[	]%	[ ] %	[	]%
	—			(0.30)		—	(a)(j)		8.29		8.52			951		1.30		0.39	149
	—			(0.09)		—	(a)		7.91		5.58	(i)		929		1.33	(d)	0.94	24
	—			(0.10)		—	(a)		7.58		18.00			754		1.36		1.11	83
	—			(0.10)		—	(a)		6.51		(5.18)			331		1.35		1.35	84

$	[	]	$	[ ]	$	[	]	$	[	]	[	] %	$	[	]	[	]%	[ ] %	[	]%
	—			—		—	(a)(j)		20.00		10.08			431		1.17		(0.18)	115
	—			—		—	(a)		18.16	(g)	3.12	(g)		406		1.16		0.09	39
	—			—		—	(a)		17.61	(b)	19.31	(b)		184		1.16		(0.28)	71
	—			—		—	(a)		14.76		(7.75)			72		1.16		(0.19)	70

$	[	]	$	[ ]	$	[	]	$	[	]	[	] %	$	[	]	[	]%	[ ] %	[	]%
	—			—		—	(a)(j)		20.18	(m)	13.88	(m)		139,516		2.07		(1.77)	171
	—			—		—	(a)		17.72		4.91	(n)		145,669		2.06		(1.79)	139
	—			—		—	(a)		16.89		34.47	(o)		173,643		2.06		(1.74)	184
	—			—		—	(a)		12.56		2.45			142,354		2.06		(1.83)	214

$	[	]	$	[ ]	$	[	]	$	[	]	[	] %	$	[	]	[	]%	[ ] %	[	]%
	—			—		—	(a)(j)		19.71	(l)	10.48	(l)		1,131		1.22		(0.75)	134
	—			—		—	(a)		17.84		3.96	(h)		1,078		1.21		(0.70)	103
	—			—		—	(a)		17.16		28.64			1,393		1.21		(0.77)	96
	—			—		—	(a)		13.34		0.22			1,166		1.21		(0.71)	105

(h)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.94%.
(i)	Repayments by the Adviser increased the total return by 0.05%. If the Adviser had not made repayments, total return would have been 5.53%.
(j)	Less than $0.01 per share.
(k)

Payments from Affiliates increased the end of period net asset value by $0.03 per share and the total return by 0.14%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.62 and 6.12%, respectively.

(l)

Payments from Affiliates increased the end of period net asset value less than $0.01 per share and the total return by 0.02%. If the Affiliate had not made these payments, the end of period net asset value and total return would have been $19.71 and 10.46%, respectively.

(m)

Payments from Affiliates increased the end of period net asset value less than $0.02 per share and the total return by 0.13%. If the Affiliate had not made these payments, the end of period net asset value and total return would have been $20.16 and 13.75%, respectively.

(n)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 4.90%.
(o)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 34.46%.

Prospectus	87

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
RCM Large Cap Growth Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		12.63			—	(a)(c)		0.98	(a)		0.98			—	(c)		—
06/30/2005		12.08			0.02	(a)		0.54	(a)		0.56			(0.01)			—
06/30/2004		10.84			(0.01	)(a)		1.28	(a)		1.27			(0.03)			—
06/30/2003		10.85			0.03	(a)		(0.01	)(a)		0.02			(0.03)			—
RCM Mid-Cap Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		2.61			(0.02	)(a)		0.33	(a)		0.31			—			—
06/30/2005		2.51			(0.01	)(a)		0.11	(a)		0.10			—			—
06/30/2004		2.06			(0.02	)(a)		0.47	(a)		0.45			—			—
06/30/2003		1.99			(0.01	)(a)		0.08	(a)		0.07			—			—
RCM Strategic Growth Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
03/31/2006† – 06/30/2006		15.00			(0.02	)(a)		(1.42	)(a)		(1.44)			—			—

*	Annualized.
#	Not annualized.
†	Commencement of Operations.
(a)	Per share amounts based on average number of shares outstanding during period.
(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(c)	Less than $0.01 per share.
(d)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.63%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.90 and 11.25%, respectively.

88	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets, End of Period (000’s)			Ratio of Expenses to Average Net Assets With Waiver and Reimbursement		Ratio of Expenses to Average Net Assets Without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)(c)		13.61		7.77			53,819		1.12		1.12		0.00	74
	—			(0.01)			—	(a)		12.63		4.65			57,095		1.19	(b)	1.19	(b)	0.16	118
	—			(0.03)			—	(a)		12.08		11.72			70,078		1.21		1.21		(0.11)	82
	—			(0.03)			—	(a)		10.84		0.21			70,789		1.00		1.00		0.33	25

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)(c)		2.92	(d)	11.88	(d)		1,088		1.15		1.15		(0.52)	161
	—			—			—	(a)		2.61		3.98			851		1.23	(b)	1.23	(b)	(0.60)	147
	—			—			—	(a)		2.51		21.84			886		1.23		1.23		(0.81)	145
	—			—			—	(a)		2.06		3.52			3,374		1.04		1.04		(0.70)	132

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)(c)		13.56		(9.60	)#		15		1.71	*	14.65	*	(0.64)*	113

Prospectus	89

Allianz Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-877-4326, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-6161

Allianz Funds

INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS

Cadence Capital Management LLC, RCM Capital Management LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., Oppenheimer Capital LLC

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC, Inc., P.O. Box 9688, Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                             ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

For further information about the Allianz Funds and PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus

Allianz Funds Prospectus

International/Sector Stock Funds

Allianz Funds

November 1, 2007

Share Classes

A, B and C

This Prospectus describes 11 mutual funds offered by Allianz Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and the affiliated and unaffiliated investment management organizations which serve as sub-advisers. As of September 30, 2007, Allianz Global Fund Management and its investment management affiliates managed approximately $[    ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Global Stock Funds	NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations
	RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index
International Stock Funds	NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations
	NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index	100–150	All capitalizations
	NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations
	NFJ International Value	Long-term growth of capital and income	Undervalued common stocks of non-U.S. companies with capitalizations greater than $1 billion	40–60	Greater than $1 billion
	RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	Greater than $1 billion
Sector-Related Stock Funds	RCM Biotechnology	Long-term capital appreciation	Equity securities of companies in the biotechnology industry	30–70	All capitalizations
	RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations
	RCM Healthcare	Long-term capital appreciation	Equity securities of companies in the healthcare industry	30–60	All capitalizations
	RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds

It is possible to lose money on investments in the Funds.    The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Some of the Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria and Percentage Investment Limitations” for more information about these limitations.

2	Allianz Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Prospectus	3

NACM Emerging Markets Opportunities Fund	Ticker Symbols: AOTAX (Class A) N/A (Class B) AOTCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Emerging market stocks Approximate Number of Holdings 125-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets - that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks either directly or through depositary receipts. The Fund may also invest in other equity securities, such as preferred stocks, convertible securities and warrants, and in equity-linked securities and fixed income securities. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers’ “emerging markets systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund’s portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund’s benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to August 19, 2006, the bar chart, the information to its right and the Average Annual Total Returns table show performance for the NACM Fund. (The NACM Fund did not offer shares corresponding to the Fund’s Class A or C shares.) The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual total returns compare with the returns of a broad based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right shows performance of the Fund’s Class A shares, but the returns do not show the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to inception of the Fund’s Class A and Class C shares (8/19/06), performance information shown in the bar chart and the tables for those classes is based on the performance of the NACM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and Class C shares. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

NACM Emerging Markets Opportunities Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (5/27/04)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Class A	[ ]%	[ ]%
Class C	[ ]%	[ ]%
MSCI Emerging Markets Index(2)	[ ]%	[ ]%
Lipper Emerging Markets Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class A and Class C shares will vary.

(2)

The MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by non-U.S. persons. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s Gross National Product per capita or other economic measures. It does not take into account sales charges.

(4)	The NACM Fund began operations on 5/27/04. Index comparisons begin on 5/31/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Class A	0.90%	0.25%	[ ]%	[ ]%	[ ]%
Class C	0.90	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflect a [0.60]% Administrative Fee paid by each class and [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Fund—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	5

NACM Global Fund	Ticker Symbols: NGBAX (Class A) NGBBX (Class B) NGBCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of U.S. and non-U.S. companies Approximate Number of Holdings 75–125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund’s portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Currency Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	Allianz Funds

NACM Global Fund (continued)

Calendar Year Total Returns — Class A
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Class B	[ ]%	[ ]%
Class C	[ ]%	[ ]%
MSCI ACWI Free Index(2)	[ ]%	[ ]%
Lipper Global Multi-Cap Growth Funds Average(3)	[ ]%	[ ]%

(1)   After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)   The Morgan Stanley Capital International All Country World Free (“MSCI ACWI”) Index is a widely recognized, unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)   The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)   The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(5)	Total Annual Fund Operating Expenses(5)
Class A	0.70%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.70	1.00	[ ]	[ ]	[ ]
Class C	0.70	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflect a [0.50]% Administrative Fee paid by each class and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

[Total Annual Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

(5)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	7

NACM International Fund	Ticker Symbols: PNIAX (Class A) N/A (Class B) PNICX (Class C)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index Approximate Number of Holdings 100–150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund normally invests at least 75% of its net assets in equity securities. The Fund also spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies located outside of the United States.

The portfolio managers’ “international systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions and to integrate those decisions. The portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on October 15, 2004, when the Nicholas-Applegate International Systematic Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to October 16, 2004, the bar chart, the information to its right and the Average Annual Total Returns table show performance of Institutional Class shares of the NACM Fund. (The NACM Fund did not offer shares corresponding to the Fund’s Class A or C shares.) The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual total returns compare with the returns of a broad based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right shows performance of the Fund’s Class A shares, but the returns do not show the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to inception of the Fund’s Class A and Class C shares (10/16/04), performance information shown in the bar chart and the tables for those classes is based on the performance of the NACM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and Class C shares. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	Allianz Funds

NACM International Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Since NACM Fund Inception (5/7/01)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%
MSCI EAFE Index(2)	[ ]%	[ ]%	[ ]%
Lipper International Multi-Cap Core Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class C will vary.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI-EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia, and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and typically have 25% to 75% of their assets invested in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The Fund began operations on 5/7/01. Index comparisons begin on 4/30/01.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.60%	0.25%	[ ]%	[ ]%	[ ]%
Class C	0.60	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflect a [0.60]% Administrative Fee paid by each class and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	9

NACM Pacific Rim Fund	Ticker Symbols: PPRAX (Class A) PPRBX (Class B) PPRCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category International Stocks	Fund Focus Equity securities of Pacific Rim companies Approximate Number of Holdings 75–125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers currently consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above-average growth of capital.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio managers believe will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on July 20, 2002, when the Nicholas-Applegate Pacific Rim Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to July 21, 2002, the following bar chart, the information to its right and the Average Annual Total Returns table show summary performance information for the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show summary performance information for the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of the Fund’s Class A, B and C shares (7/21/02), performance information shown in the bar chart and the tables for those classes is based on the performance of the NACM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is not necessarily an indication of how the Fund will perform in the future.

10	Allianz Funds

NACM Pacific Rim Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Qtr. Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for the periods ended 12/31/06)

	1 Year	5 Years	Since NACM Fund Inception (12/31/97)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%
MSCI Pacific Index(2)	[ ]%	[ ]%	[ ]%
Lipper Pacific Region Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Morgan Stanley Capital International (MSCI) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.

(4)	The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.90%	0.25%	[ ]%	[ ]%	[ ]%
Class B	0.90	1.00	[ ]	[ ]	[ ]
Class C	0.90	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.60]% Administrative Fee paid by each class, and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	11

NFJ International Value Fund	Ticker Symbols: AFJAX (Class A) N/A (Class B) AFJCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category International Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $1 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investments in ADRs.

The portfolio managers use a value investing style focusing on equity securities of companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The bar chart, the information to its right and the Average Annual Total Returns table below show summary performance information for the Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A and C shares (3/31/05), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), advisory fees, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	Allianz Funds

NFJ International Value Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund inception (1/31/03)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Class C	[ ]%	[ ]%
MSCI AC World Index ex USA(2)	17.11%	28.61%
Lipper International Multi-Cap Value Funds Average(3)	13.90%	27.03%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class C will vary.

(2)

The MSCI AC World Index ex USA is an unmanaged index of mid- and larger-capitalization common stocks of non-U.S. companies. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The Fund began operations on 1/31/03. Index comparisons begin on 1/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class A	0.60%	0.25%	[ ]%	[ ]%	[ ]%
Class C	0.60	1.00	[ ]	[ ]	[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charge permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.60]% Administrative Fee paid by each class and approximately [    ]% and [    ]% in trustees’, shareholder meeting/proxy and tax expenses incurred by Class A and Class C shares, respectively, during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem you shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	13

RCM Biotechnology Fund	Ticker Symbols: RABTX (Class A) RBBTX (Class B) RCBTX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of companies in the biotechnology industry Approximate Number of Holdings 30–70	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies in the biotechnology industry. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not currently intend to invest more than 15% of its assets in biotechnology companies with market capitalizations below $100 million. While the Fund currently expects that, under normal circumstances the majority of its investments will be in companies organized or headquartered in the United States, it may invest up to 25% of its assets in non-U.S. securities and up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one non-U.S. or emerging market country). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies often employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human healthcare, and agricultural and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, over time, companies with new and different products and focuses will likely be included in the industry. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk	• Focused Investment Risk • IPO Risk • Leveraging Risk • Management Risk	• Non-U.S. Investment Risk • Liquidity Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of the Fund’s Class A, B and C shares (2/5/02), performance information shown in the bar chart and the tables for those classes is based on the performance of the DRCM Fund’s Class D shares. The prior Class D performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	Allianz Funds

RCM Biotechnology Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund inception (12/30/97)(7)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%
NASDAQ Biotechnology Index(3)	[ ]%	[ ]%	[ ]%
AMEX Biotechnology Index(4)	[ ]%	[ ]%	[ ]%
Lipper Health/Biotechnology Funds Average(5)	[ ]%	[ ]%	[ ]%
Blended Index(6)	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The NASDAQ Biotechnology Index represents the largest and most actively traded NASDAQ biotechnology stocks and includes companies that are primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human diseases. It is a capitalization weighted index. It is not possible to invest directly in the index.

(4)

The AMEX Biotechnology Index is an equal-dollar weighted index designed to measure the performance of a cross-section of issuers in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. It is not possible to invest directly in the index.

(5)

The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.

(6)

The Blended Index represents the blended performance of a hypothetical index developed by the Adviser made up of 80% NASDAQ Biotechnology Index and 20% MSCI World Pharmaceuticals and Biotechnology Index. The NASDAQ Biotechnology Index is described above. The Morgan Stanley Capital International (“MSCI”) World Pharmaceuticals and Biotechnology Index, which is a subset of the MSCI World Index, is an unmanaged index that includes companies primarily involved in the development, manufacturing or marketing of products based on advanced biotechnology research and companies engaged in the research, development or production of pharmaceuticals, including veterinary drugs. It is not possible to invest directly in these indexes.

(7)	The Fund began operations on 12/30/97. Index comparisons begin on 12/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees(3)	Other Expenses(4)		Acquired Fund Fees and Expenses(5)		Total Annual Fund Operating Expenses
Class A	0.90%	0.25%	[ ]	%	[ ]	%	[ ]	%
Class B	0.90	1.00	[ ]		[ ]		[ ]
Class C	0.90	1.00	[ ]		[ ]		[ ]
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	The Fund’s advisory fee has been reduced by 0.10%, to 0.80%. This advisory fee reduction will continue until at least December 31, 2007.
(3)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(4)

Other Expenses reflects a [0.40]% Administrative Fee paid by each class and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(5)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	15

RCM Global Resources Fund	Ticker Symbols: ARMAX (Class A) N/A (Class B) ARMCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies Approximate Number of Holdings 25–75	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, wood products, paper products and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of  1/3 of its assets in non-U.S. securities and will invest in at least four countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Stock selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that the portfolio manager expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Smaller Company Risk • Emerging Markets Risk • Credit Risk • Currency Risk	• Derivatives Risk • Focused Investment Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund’s Class A and C shares were not outstanding during the period ending December 31, 2005. Performance information in the Average Annual Total Returns table also shows performance of the Institutional Class shares of the Fund and estimated performance of Class A and C shares. Although Institutional Class, Class A and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. Performance information shown in the Average Annual Total Returns table for Class A and C shares is based on performance of the Fund’s Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees and other expenses paid by Class A and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	Allianz Funds

RCM Global Resources Fund (continued)

Calendar Year Total Returns — Institutional Class	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year		Fund Inception (6/30/04)(5)
Institutional Class — Before Taxes(1)	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions(1)	[ ]	%	[ ]	%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%
Class A	[ ]	%	[ ]	%
Class C	[ ]	%	[ ]	%
MSCI World Index(2)	[ ]	%	[ ]	%
World Energy & Materials Composite(3)	[ ]	%	[ ]	%
Lipper Natural Resources Funds Average(4)	[ ]	%	[ ]	%
(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After tax returns are for Institutional Class shares only. After tax returns for Classes A and C will vary.

(2)

The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The World Energy & Materials Composite benchmark represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the MSCI World Index, which is described above. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in the composite or in the index from which it is derived.

(4)

The Lipper Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and non-U.S. companies engaged in natural resources. It does not take into account sales charges.

(5)	The Fund began operations on 6/30/04. Index comparisons begin on 6/30/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A and C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)		Acquired Fund Fees and Expenses(4)		Total Annual Fund Operating Expenses(5)
Class A	0.70%	0.25%	[ ]	%	[ ]	%	[ ]	%
Class C	0.70	1.00	[ ]		[ ]		[ ]
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.50]% Administrative Fee paid by each class, and approximately [    ]% and [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by Class A and Class C shares, respectively, each during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(5)

[Total Annual Fund Operating Expenses do not reflect 0.03% and 0.04% in Class A and Class C expenses, respectively, reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	17

RCM Global Small-Cap Fund	Ticker Symbols: RGSAX (Class A) RGSBX (Class B) RGSCX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Smaller capitalization equity securities Approximate Number of Holdings 75–150	Approximate Primary Capitalization Range Same as the MSCI World Small-Cap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2007 would permit the Fund to maintain a weighted-average market capitalization ranging from $[    ] million to $[    ] billion. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector, as well as securities issued in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation, and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassroots(sm) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• IPO Risk
• Issuer Risk	• Credit Risk	• Leveraging Risk
• Equity Securities Risk	• Currency Risk	• Liquidity Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of the Fund’s Class A, B and C shares (2/5/02), performance information shown in the bar chart and the tables for those classes is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	Allianz Funds

RCM Global Small-Cap Fund (continued)

More Recent Return Information

1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns

Highest ([ ])	[ ]%

Lowest ([ ])	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund inception (12/31/96)(4)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
MSCI World Small-Cap Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Global Small-Cap Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The Morgan Stanley Capital International World Small-Cap Index is a widely recognized, unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Global Small-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 25% of their portfolio in securities with primary trading markets outside the United States, and that limits at least 65% of their investments to companies with market capitalizations less than U.S. $1 billion at the time of purchase. It does not take into account sales charges.

(4)	The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution And/or Service (12b-1) Fees(2)	Other Expenses(3)		Acquired Fund Fees and Expenses(4)		Total Annual Fund Operating Expenses
Class A	1.00%	0.25%	[ ]	%	[ ]	%	[ ]	%
Class B	1.00	1.00	[ ]		[ ]		[ ]
Class C	1.00	1.00	[ ]		[ ]		[ ]
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.50]% Administrative Fee paid by each class and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	19

RCM Healthcare Fund	Ticker Symbols: RAGHX (Class A) RBGHX (Class B) RCGHX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of companies in the healthcare industry Approximate Number of Holdings 30-60	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies in the healthcare industry. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may also invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

The Fund considers the healthcare industry to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental and optical products. The Fund considers such companies to be principally engaged in the healthcare industry if they derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector, or, at least 50% of their assets are devoted to such activities.

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation, and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 Index is the Fund’s primary performance benchmark. The portfolio manager bases security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmarks. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• IPO Risk
• Issuer Risk	• Derivatives Risk	• Liquidity Risk
• Equity Securities Risk	• Emerging Markets Risk	• Management Risk
• Smaller Company Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of the Fund’s Class A, B and C shares (2/5/02), performance information shown in the bar chart and the tables is based on the performance of the DRCM Fund’s Class D shares. The prior Class D performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	Allianz Funds

RCM Healthcare Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund inception (12/31/96)(5)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Health Care Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Health/Biotechnology Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)

The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index. The S&P 500 Index replaced the Morgan Stanley Capital International (“MSCI”) World Healthcare Index as the Fund’s primary comparative index because the Adviser believes the S&P 500 Index is more representative of the Fund’s investment strategies. For the periods ended December 31, 2005, the average annual total returns of the MSCI World Healthcare Index for the 1 year, 5 years and “Fund Inception” periods were 9.43%, 0.01% and 8.88%, respectively.

(3)	The S&P 500 Health Care Index is a market capitalization weighted index that represents the health care sector performance of the S&P 500 Index. It is not possible to invest directly in the index.
(4)

The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.

(5)	The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees(3)	Other Expenses(4)		Acquired Fund Fees and Expenses(5)		Total Annual Fund Operating Expenses
Class A	0.80%	0.25%	[ ]	%	[ ]	%	[ ]	%
Class B	0.80	1.00	[ ]		[ ]		[ ]
Class C	0.80	1.00	[ ]		[ ]		[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	The Fund’s advisory fee has been reduced by 0.05%, to 0.75%. This advisory fee reduction will continue until at least December 31, 2007.
(3)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(4)

Other Expenses reflects a [0.50]% Administrative Fee paid by each class and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(5)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	21

RCM International Growth Equity Fund	Ticker Symbols: RAIGX (Class A) RBIGX (Class B) RCIGX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 50–115	Approximate Primary Capitalization Range In excess of $1 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1 billion. No more than 5% of the Fund’s assets shall be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation, and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI EAFE Index is the Fund’s primary performance benchmark. The portfolio manager bases security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmarks. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of the Fund’s Class A, B and C shares (2/5/02), performance information shown in the bar chart and the tables for those classes is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the annual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	Allianz Funds

RCM International Growth Equity Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)
	1 Year		5 Years		10 Years		Fund Inception (5/22/95)(5)
Class A — Before Taxes(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class A — After Taxes on Distributions(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%
MSCI EAFE Index(2)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
MSCI EAFE Growth Index(3)	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Lipper International Large Cap Growth Funds Average(4)	[ ]	%	[ ]	%	[ ]	%	[ ]	%

(1)   After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)   The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is a widely recognized, unmanaged index of issuers in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)   The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth”) is a widely recognized, unmanaged index of non-U.S. growth stock markets. The MSCI EAFE Growth is composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(4)   The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in non-U.S. companies with market capitalizations greater than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Ex-U.S. Broad Market Index. It does not take into account sales charges.

(5)   The Fund began operations on 5/22/95. Index comparisons begin on 5/31/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)		Acquired Fund Fees and Expenses(4)		Total Annual Fund Operating Expenses
Class A	0.50%	0.25%	[ ]	%	[ ]	%	[ ]	%
Class B	0.50	1.00	[ ]		[ ]		[ ]
Class C	0.50	1.00	[ ]		[ ]		[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.60]% Administrative Fee paid by each class and [    ]% in trustees’, interest and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	Year 1		Year 3		Year 5		Year 10		Year 1		Year 3		Year 5		Year 10
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Prospectus	23

RCM Technology Fund	Ticker Symbols: RAGTX (Class A) RBGTX (Class B) RCGTX (Class C)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies Approximate Number of Holdings 30–120	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of technology companies. The Fund normally invests in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products, services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The NASDAQ Composite Index is the Fund’s primary performance benchmark. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmark.

The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk.

The portfolio managers develop forecasts of economic growth, inflation, and interest rates that are used to help identity those regions and individual countries that are believed likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), as well as call options on indices and exchange-traded funds, and may otherwise utilize short sales, foreign currency exchange contracts, put and call options, stock index futures contracts and other derivative instruments. The Fund may invest in equity linked securities. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance information shown in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to inception of the Fund’s Class A, B and C shares (2/5/02), performance information shown in the bar chart and the tables for those classes is based on the performance of the DRCM Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	Allianz Funds

RCM Technology Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/27/95)(5)
Class A — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class B	[ ]%	[ ]%	[ ]%	[ ]%
Class C	[ ]%	[ ]%	[ ]%	[ ]%
NASDAQ Composite Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Goldman Sachs Technology Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Science & Technology Fund Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2)	The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.
(3)

The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index.

(4)

The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.

(5)	The Fund began operations on 12/27/95. Index comparisons begin on 12/31/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)

The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.
(4)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)		Acquired Fund Fees and Expenses(4)		Total Annual Fund Operating Expenses
Class A	0.90%	0.25%	[ ]	%	[ ]	%	[ ]	%
Class B	0.90	1.00	[ ]		[ ]		[ ]
Class C	0.90	1.00	[ ]		[ ]		[ ]

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses reflects a [0.45]% Administrative Fee paid by each class and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by each class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Prospectus	25

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk

All of the Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a

26	Allianz Funds

limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Natural Resources Related Risk.  Funds that make significant investments in the natural resources sectors will be subject to the risk factors particular to each such sector. The natural resources sectors can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Healthcare Related Risk.  Funds that make significant investments in the healthcare sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

Technology Related Risk.  Funds that make significant investments in the technology sector will be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

The Funds may from time to time invest a substantial portion of their assets in these and other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

Prospectus	27

IPO Risk

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic

28	Allianz Funds

developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Each of the Funds generally has substantial exposure to these risks.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds

In addition to the risks described above, several of the Funds are newly formed and therefore have a limited or no history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Management of the Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Advisory Fees

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

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During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
RCM International Growth Equity Fund	0.50%
NACM International and NFJ International Value Funds	0.60%
NACM Global and RCM Global Resources Funds	0.70%
RCM Healthcare Fund*	0.80%
RCM Biotechnology,** NACM Emerging Markets Opportunities and NACM Pacific Rim Funds	0.90%
RCM Technology Fund	0.90%
RCM Global Small-Cap Fund	1.00%

*	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” effective January 1, 2007, the Fund’s advisory fee has been reduced by 0.05%, to 0.75%. This advisory fee reduction will continue until at least December 31, 2007.
**	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” effective January 1, 2007, the Fund’s advisory fee has been reduced by 0.10% to 0.80%. This advisory fee reduction will continue until at least December 31, 2007.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreement between Allianz Global Fund Management and each respective Sub-Adviser is available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2006.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to those classes of shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small Funds, but the excess of the fee over costs generally increases as Funds grow in asset size. The Funds do bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

Class A, B and C shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares):

Fund	Administrative Fees
RCM Biotechnology Fund	0.40%
RCM Technology Fund	0.45%
NACM Global, RCM Healthcare, RCM Global Resources and RCM Global Small-Cap Funds	0.50%
NACM International, NACM Pacific Rim, NFJ International Value, RCM International Growth Equity and NACM Emerging Markets Opportunities Funds	0.60%

The Administrative Fee rate for each Fund (except the RCM Technology Fund) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. The Administrative Fee rate for the RCM Technology Fund is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade

30	Allianz Funds

confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or, the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*	Fund(s)
RCM Capital Management LLC (“RCM”) 4 Embarcadero Center San Francisco, CA 94111	RCM Biotechnology, RCM Global Resources, RCM Global Small-Cap, RCM Healthcare, RCM International Growth Equity and RCM Technology Funds (the “RCM Funds”)
NFJ Investment Group L.P. (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ International Value Fund
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	NACM Emerging Markets Opportunities, NACM Global, NACM International and NACM Pacific Rim Funds (the “NACM Funds”)

*	Each Sub-Adviser is affiliated with the Adviser.

The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds which they manage.

RCM

Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2007, RCM had approximately $[    ] billion in assets under management.

The individuals at RCM listed below share primary responsibility for managing the noted Funds.

Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Biotechnology Fund	Ken H. Tsuboi, CFA*	2006	Mr. Tsuboi is a Director and Senior Research Analyst at RCM. Mr. Tsuboi joined RCM in 1996, becoming a member of RCM’s Healthcare Team in 2000. In 2005 Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996-2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

	Michael Dauchot, MD, CFA*	2006	Dr. Dauchot re-joined RCM in 2005 as Senior Analyst and Lead Portfolio Manager of the RCM Healthcare Fund. He first joined RCM in 1999, and served as a Senior Analyst and Sector Fund Manager in the health care group. From 2004-2005, he was an analyst at Pequot Capital Management. Prior to originally joining RCM, he was a junior healthcare analyst at BancBoston Robertson Stephens.

Prospectus	31

Fund	Portfolio Managers	Since	Recent Professional Experience

RCM Global Resources Fund	Paul D. Strand, CFA	2004 (Inception)	Vice President, Research Analyst/Sector Fund Manager, Energy and Portfolio Manager of the RCM Global Resources Fund. Mr. Strand joined RCM in 2003 and is responsible for integrated oil, oil and gas production, oil services, independent refiners and coal within the energy sector. Prior to joining RCM in 2003, he worked as a Senior Equity Analyst at Advantus Capital Management for 4 years, covering energy and consumer staples.

RCM Global Small-Cap Fund	Thomas J. Ross	2002	Director, Chief Investment Officer and Senior Portfolio Manager for both the U.S. and International Small-Cap strategies. Prior to transferring to RCM in San Francisco in 2001, Thomas was a senior analyst and portfolio manager with Dresdner Bank’s dit subsidiary located in Frankfurt Germany for 10 years, managing a variety of global portfolios, including the dit Technology, Multimedia, Software, and Biotechnology Funds.

RCM Healthcare Fund	Michael Dauchot, MD, CFA	1999 –2004 2005	See above.

RCM International Growth Equity Fund	Ara Jelalian	2005	Director, Portfolio Manager for International and Global Equities. Prior to joining RCM in 1998, Mr. Jelalian spent 7 years with Capital Resources (formerly SEI Capital Resources) where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent 7 years as an International Economist with First Chicago Corporation.

RCM Technology Fund	Walter C. Price, Jr. CFA*	1995 (Inception)	Managing Director, Senior Analyst and Co-Portfolio Manager of the RCM Technology Fund. He joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

	Huachen Chen, CFA*	1995 (Inception)	Senior Portfolio Manager and Co-Portfolio Manager of the RCM Technology Fund. Mr. Chen joined RCM as an analyst in 1984, and became a principal in 1994. At RCM, he has provided analytical coverage of many sectors within technology, as well as the electrical equipment and multi-industry areas.

*	Individuals have joint responsibility for the day-to-day management of the Fund.

NFJ

NFJ provides advisory services to mutual funds and institutional accounts, and non-discretionary advisory services to managed account programs. NFJ International Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets (including discretionary and non-discretionary accounts) as of September 30, 2007, of approximately $[    ] billion.

The portfolio managers at NFJ listed below have primary responsibility for managing the NFJ International Value Fund. The portfolio managers work collaboratively, though ultimate responsibility for investment decisions rests with the portfolio manager designated as “Lead” below.

Portfolio Manager	Since	Recent Professional Experience
Benno J. Fischer (Lead)	2003 (Inception)	Managing Director and founding partner of NFJ. He has over 40 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager of NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark Dodge.

R. Burns McKinney	2006	Portfolio Manager at NFJ. He has 9 years’ experience in equity research and financial analysis. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

Chris Najork	2003 (Inception)	Managing Director and founding partner of NFJ. He has over 38 years’ experience encompassing equity research and portfolio management. Prior to the formation of NFJ in 1989, he was a Senior Vice President, Senior Portfolio Manager and analyst at NationsBank, which he joined in 1974.

Thomas W. Oliver	2006	Portfolio Manager at NFJ. Mr. Oliver has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. Mr. Oliver is a CPA.

Prior to April 1, 2005, Messrs. Najork and Fischer managed the NFJ International Value Fund in their capacities as officers of the Trust.

NACM

Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. As of September 30, 2007, Nicholas-Applegate had approximately $[    ] billion in assets under management.

The individuals at Nicholas-Applegate listed below share primary responsibility for the day-to-day management of each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a

32	Allianz Funds

Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Funds. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Emerging Markets Opportunities Fund	Kunal Ghosh	2007

Senior Vice President and Portfolio Manager for the Nicholas-Applegate International Systematic strategies. Prior to joining Nicholas-Applegate in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

	Steven Tael, Ph. D.	2007

Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 11 years of investment experience.

NACM Global Fund	Pedro Marcal	2002 (Inception)	Managing Director, Senior Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. He has 5 years’ prior investment management experience with A.B. Laffer & Associates as an economist and A-Mark Precious Metals as a precious metals trader.

	Christopher A. Herrera	2006

Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies. Prior to joining Nicholas-Applegate in 2000, Mr. Herrera worked as an intern on the firm’s international team while completing his M.B.A. degree. He was previously an analyst in the Investment Banking division of Lehman Brothers. He has 11 years of investment experience.

	Nelson Shing	2007

Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (1997-1999). He has nine years of investment industry experience.

NACM International Fund	HoracioA. Valeiras, CFA	2006	See Above.

	Steven Tael, Ph.D	2006	See Above.

	Kunal Ghosh	2006	See Above.

NACM Pacific Rim Fund	Pedro Marcal	2007	See Above.

	Nicholas Melhuish	2007	See Above.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee any Sub-Adviser and to recommend its hiring, termination and replacement.

Prospectus	33

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment advisor and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

34	Allianz Funds

Investment Options—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus (except the NACM Emerging Markets Opportunities, NACM International, NFJ International Value and RCM Global Resources Funds, which offer only Class A and Class C shares). Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•

Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 30 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

Class B Shares

•	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

•

You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 30 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

•

Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•

Class B shares purchased on or before December 31, 2001 or after September 30, 2004 automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004). After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

•	For more information about the CDSC calculation and conversion date of shares received in an exchange, please see the Guide.

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•

You normally pay a CDSC of 1% if you redeem Class C shares of the Funds during the first eighteen months (the first year for the RCM Biotechnology Fund) after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

Prospectus	35

•

A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 30 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•

Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven (or eight) years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven (or eight) years.

All Classes

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors that purchase $1,000,000 or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Initial Sales Charge—Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or PIMCO Funds (other than the PIMCO Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).  A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quality Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

36	Allianz Funds

*For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of the Adviser, Sub-Advisers and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;

•	any account of the investor at another financial intermediary; and

•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Class B and Class C Shares

As discussed above, Class B and Class C shares are not subject to an initial sales charge.

Prospectus	37

Contingent Deferred Sales Charges (CDSCs) Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the seventh year, Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares. As noted above, Class B shares purchased after December 31, 2001 but before October 1, 2004, convert into Class A shares after eight years.

Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class C shares of any Fund (except the RCM Biotechnology Fund) within the first eighteen months after purchase, you will pay 1% CDSC. For Class C shares of the RCM Biotechnology Fund, the 1% CDSC is charged for the first twelve months after purchase.

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated Shares Purchased After December 31, 2001

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur all the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC for shares purchased after December 31, 2001:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs are Calculated Shares Purchased on or Before December 31, 2001

For shares purchased on or before December 31, 2001, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) differs from that described above. For these shares, a CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your shares for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions of if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur all the lowest CDSC.

38	Allianz Funds

For example, the following illustrates the operation of the Class B CDSC on shares purchased on or before December 31, 2001.

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate 5%, the Class B CDSC would be $100.

Shares that are received in exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged. In addition, Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged and will convert into Class A shares at the same time as the original shares would have converted into Class A shares. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

All Funds	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class B	0.25%	0.75%
Class C	0.25%	0.75%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class B and Class C shares may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurances companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this section only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their

Prospectus	39

customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets of a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to make transactions for the Fund’s portfolio, the Fund will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Class A, Class B and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other

40	Allianz Funds

market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

Allianz Funds and PIMCO Funds Shareholders' Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Prospectus	41

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, redemption fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer before the NAV has been calculated and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

•

Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•

Directly from the Trust.  To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

42	Allianz Funds

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the limit is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which the Adviser serves as investment manager and RCM and its affiliate, Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within 7 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendsSM Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares

Prospectus	43

of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and

44	Allianz Funds

sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

•

Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

•

Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Prospectus	45

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class A, Class B and Class C shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for

46	Allianz Funds

the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

Waivers of Redemption Fees.  The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a

Prospectus	47

participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

48	Allianz Funds

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations.

Fund	At Least Annually	Quarterly
NFJ International Value Fund		•
All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•

Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

•

Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of the your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

Prospectus	49

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

•

A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding.  The Funds generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who funds to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S., state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

50	Allianz Funds

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

Each of the Funds invest in non-U.S. securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).

Prospectus	51

For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that these Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, each such RCM Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to non-U.S. currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities

Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in, developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Funds are particularly sensitive to this risk.

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Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. Also, such transaction may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Industry Concentration

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Natural Resources.  Funds that concentrate their investments in companies in the natural resources industries—including, but not limited to, the industry sub-sectors involving cyclical commodities, energy, paper and forest products, precious metals and utilities, will be subject to the risks particularly effecting natural resources companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates, which can affect product pricing, costs, and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

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The utilities industry can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.

Healthcare Sector. Funds that concentrate their investments in the healthcare sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

Technology Sector. Funds that concentrate their investments in the technology sector will be subject to risks particular to that sector such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

Unless otherwise stated in the Fund Summaries, the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may also use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country

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from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other assets, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered or “naked” options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a

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Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objective when they does so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those

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with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Funds’ limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

The Funds may invest a portion of their assets in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Funds may invest in

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floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued

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the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investments in Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that have recently changed Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the [                                        ] Funds had a portfolio turnover rate in excess of 100%. Other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies

The investment objective of each of the NACM Funds and the NFJ International Value Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. In addition, it is a fundamental policy that may not be changed without shareholder approval that the RCM Global Small-Cap and RCM Technology Funds must each invest in companies located in at least three different countries. However, unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to

Prospectus	59

additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the NACM Emerging Markets Opportunities, NACM Pacific Rim, RCM Biotechnology, RCM Global Small-Cap, RCM Healthcare, RCM International Growth Equity and RCM Technology Funds have adopted 80% investment policies under Rule 35d-1 under the Investment Company Act of 1940 (which policies are set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, several of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use Grassroots(SM) Research in addition to their traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM Capital Management LLC and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM Capital Management LLC’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

60	Allianz Funds

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Prospectus	61

Financial Highlights

The financial highlights table below is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund since each class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by [                        ], whose report, along with each Fund’s financial statements (except those of the NACM Emerging Market Opportunities Fund), are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended:	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
NACM Global Fund
Class A
6/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
6/30/2006		15.43			0.03	(a)		2.69	(a)		2.72			—			(0.68)
06/30/2005		14.23			—	(a)		1.80	(a)		1.80			—			(0.61)
06/30/2004		11.71			(0.03	)(a)		3.49	(a)		3.46			—			(0.95)
07/19/2002 – 06/30/2003		10.00			(0.06	)(a)		1.80	(a)		1.74			(0.03)			—
Class B
6/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
6/30/2006		15.09			(0.09	)(a)		2.62	(a)		2.53			—			(0.68)
06/30/2005		14.03			(0.10	)(a)		1.76	(a)		1.66			—			(0.61)
06/30/2004		11.64			(0.14	)(a)		3.47	(a)		3.33			—			(0.95)
07/19/2002 – 06/30/2003		10.00			(0.12	)(a)		1.79	(a)		1.67			(0.03)			—
Class C
6/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
6/30/2006		15.13			(0.11	)(a)		2.64	(a)		2.53			—			(0.68)
06/30/2005		14.05			(0.10	)(a)		1.78	(a)		1.68			—			(0.61)
06/30/2004		11.66			(0.15	)(a)		3.48	(a)		3.33			—			(0.95)
07/19/2002 – 06/30/2003		10.00			(0.12	)(a)		1.78	(a)		1.66			—			—
NACM International Fund
Class A
6/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
6/30/2006		16.24			0.34	(a)		5.92	(a)		6.26			(0.15)			(0.51)
10/29/2004 – 06/30/2005		14.81			0.32	(a)		1.20	(a)		1.52			(0.09)			—
Class C
6/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
6/30/2006		16.17			0.19	(a)		5.89	(a)		6.08			(0.09)			(0.51)
10/29/2004 – 06/30/2005		14.81			0.27	(a)		1.17	(a)		1.44			(0.08)			—
NACM Pacific Rim Fund
Class A
6/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
6/30/2006		9.97			—	(g)		4.58	(a)		4.58			(0.04)			(0.44)
06/30/2005		9.23			0.01	(a)		0.86	(a)		0.87			—			(0.13)
06/30/2004		6.28			(0.03	)(a)		2.94	(a)		2.91			—			—
07/31/2002 – 06/30/2003		6.86			0.02	(a)		(0.60	)(a)		(0.58)			—			—
Class B
6/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
6/30/2006		9.80			(0.10	)(a)		4.50	(a)		4.40			—	(g)		(0.44)
06/30/2005		9.14			(0.06	)(a)		0.85	(a)		0.79			—			(0.13)
06/30/2004		6.26			(0.10	)(a)		2.94	(a)		2.84			—			—
07/31/2002 – 06/30/2003		6.86			—	(a)		(0.60	)(a)		(0.60)			—			—
Class C
6/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
6/30/2006		9.75			(0.10	)(a)		4.47	(a)		4.37			—	(g)		(0.44)
06/30/2005		9.09			(0.06	)(a)		0.85	(a)		0.79			—			(0.13)
06/30/2004		6.23			(0.10	)(a)		2.92	(a)		2.82			—			—
07/31/2002 – 06/30/2003		6.86			(0.05	)(a)		(0.58	)(a)		(0.63)			—			—
NFJ International Value Fund
Class A
6/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]
6/30/2006		15.36			0.50	(a)		3.77	(a)		4.27			(0.21)			(0.15)
03/31/2005 – 06/30/2005		15.21			0.13	(a)		0.12	(a)		0.25			(0.10)			—
Class C
6/30/2007		[	]		[	]		[	]		[	]		[	]		[ ]
6/30/2006		15.35			0.38	(a)		3.75	(a)		4.13			(0.14)			(0.15)
03/31/2005 – 06/30/2005		15.21			0.11	(a)		0.12	(a)		0.23			(0.09)			—

*	Annualized
(a)	Calculated on average shares outstanding during the period.
(b)	If the investment Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 30.13%.
(c)	If the investment Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 16.95%.
(d)	If the investment Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 26.95%.
(e)	Effective May 1, 2005, the Fund paid an Advisory fee of 0.60%.
(f)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

62	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.68)		—	(a)(g)		17.47		17.85			10,485		1.47	(b)	0.20		114
	—			(0.61)		0.01	(a)		15.43		12.87			3,701		1.57	(f)	0.01		148
	—			(0.95)		0.01	(a)		14.23		30.48			1,421		1.56		(0.21)		203
	—			(0.03)		—	(a)		11.71		17.48			61		1.55	(b)	(0.56	) *	260

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.68)		—	(a)(g)		16.94		16.98			14,627		2.22	(i)	(0.52)		114
	—			(0.61)		0.01	(a)		15.09		12.04			4,098		2.31	(f)	(0.71)		148
	—			(0.95)		0.01	(a)		14.03		29.51			1,361		2.31		(1.06)		203
	—			(0.03)		—	(a)		11.64		16.69			40		2.30	(c)	(1.18	) *	260

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.68)		—	(a)(g)		16.98		16.93			10,123		2.22	(i)	(0.64)		114
	—			(0.61)		0.01	(a)		15.13		12.16			4,831		2.32	(f)	(0.71)		148
	—			(0.95)		0.01	(a)		14.05		29.45			1,369		2.31		(1.09)		203
	—			—		—	(a)		11.66		16.61			79		2.30	*(d)	(1.15	) *	260

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.66)		—	(a)(g)		21.84		39.18			168,092		1.47		1.61		152
	—			(0.09)		—	(a)		16.24		10.30			16,358		1.45	*	3.02	*	107

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.60)		—	(a)(g)		21.65		38.19			84,052		2.22		0.91		152
	—			(0.08)		—	(a)		16.17		9.77			8,844		2.20	*	2.49	*	107

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.48)		0.01	(a)		14.08	(j)	46.50	(j)		79,631		1.77		0.02		96
	—			(0.13)		—	(a)		9.97		9.49			23,351		1.94	(f)	0.10		101
	—			—		0.04	(a)		9.23		46.97			18,824		1.87		(0.33)		118
	—			—		—	(a)		6.28		8.45			168		1.89	*	0.29	*	264

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.44)		0.01	(a)		13.77	(k)	45.39	(k)		34,395		2.52		(0.73)		96
	—			(0.13)		—	(a)		9.80		8.70			9,844		2.69	(f)	(0.61)		101
	—			—		0.04	(a)		9.14		46.01			7,101		2.61		(1.09)		118
	—			—		—	(a)		6.26		(8.75)			79		2.64	*	(0.08	) *	264

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.44)		0.01	(a)		13.69	(l)	45.31	(l)		68,962		2.52		(0.73)		96
	—			(0.13)		—	(a)		9.75		8.75			17,268		2.69	(f)	(0.62)		101
	—			—		0.04	(a)		9.09		45.91			12,661		2.61		(1.11)		118
	—			—		—	(a)		6.23		(9.18)			141		2.64	*	(1.03	) *	264

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			(0.36)		0.01	(a)		19.28		28.12			64,699		1.48		2.65		25
	—			(0.10)		—	(a)		15.36		1.62			1,009		1.34	*(e)	3.51	*	61

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			(0.29)		0.01	(a)		19.20		27.14			35,186		2.22		2.01		25
	—			(0.09)		—	(a)		15.35		1.52			351		2.03	*(e)	3.07	*	61

(g)	Amount less than $0.01 per share.
(h)	If the adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.48%.
(i)	If the adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.23%.
(j)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $14.08 and 46.50%, respectively.

(k)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $13.77 and 45.37%, respectively.

(l)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $13.69 and 45.31%, respectively.

Prospectus	63

Financial Highlights (continued)

Year or Period Ended:	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Capital Gains
RCM Biotechnology Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		24.60			(0.35	)(a)		(0.95	)(a)		(1.30)			—			—
06/30/2005		25.68			(0.35	)(a)		(0.74	)(a)		(1.09)			—			—
06/30/2004		21.24			(0.38	)(a)		4.81	(a)		4.43			—			—
06/30/2003		15.97			(0.26	)(a)		5.53	(a)		5.27			—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		23.98			(0.53	)(a)		(0.91	)(a)		(1.44)			—			—
06/30/2005		25.21			(0.52	)(a)		(0.72	)(a)		(1.24)			—			—
06/30/2004		21.02			(0.55	)(a)		4.73	(a)		4.18			—			—
06/30/2003		15.92			(0.38	)(a)		5.48	(a)		5.10			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		23.98			(0.53	)(a)		(0.91	)(a)		(1.44)			—			—
06/30/2005		25.22			(0.52	)(a)		(0.73	)(a)		(1.25)			—			—
06/30/2004		21.02			(0.55	)(a)		4.74	(a)		4.19			—			—
06/30/2003		15.92			(0.39	)(a)		5.49	(a)		5.10			—			—
RCM Global Resources Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
03/31/2006 – 06/30/2006		16.42			—	(a)(d)		0.64	(a)		0.64			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
03/31/2006 – 06/30/2006		16.42			(0.03	)(a)		0.64	(a)		0.61			—			—
RCM Global Small-Cap Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		22.48			(0.14	)(a)		5.53	(a)		5.39			—			—
06/30/2005		19.63			(0.08	)(a)		2.92	(a)		2.84			—			—
06/30/2004		13.55			(0.11	)(a)		6.18	(a)		6.07			—			—
06/30/2003		13.24			(0.09	)(a)		0.40	(a)		0.31			—			—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		21.99			(0.33	)(a)		5.41	(a)		5.08			—			—
06/30/2005		19.35			(0.23	)(a)		2.86	(a)		2.63			—			—
06/30/2004		13.45			(0.23	)(a)		6.12	(a)		5.89			—			—
06/30/2003		13.20			(0.17	)(a)		0.42	(a)		0.25			—			—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[	]		[	]
06/30/2006		21.98			(0.34	)(a)		5.42	(a)		5.08			—			—
06/30/2005		19.34			(0.25	)(a)		2.88	(a)		2.63			—			—
06/30/2004		13.44			(0.24	)(a)		6.13	(a)		5.89			—			—
06/30/2003		13.19			(0.17	)(a)		0.42	(a)		0.25			—			—

*	Annualized
(a)	Calculated on average shares outstanding during the period.
(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(c)	Effective April 1, 2005, the Administration fee was reduced by 0.10%.
(d)	Amount less than $0.01 per share.
(e)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $23.30 and (5.29)%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.54 and (6.01)%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by less than 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.54 and (6.01)%, respectively.

(h)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.88 and 24.01%, respectively.

(i)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.05%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.08 and 23.14%, respectively.

(j)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.07 and 23.15%, respectively.

64	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			—			—	(a)(d)		23.30	(e)	(5.29	) (e)		12,855		1.57		(1.36)		147
	—			—			0.01	(a)		24.60		(4.21)			14,849		1.60	(b)	(1.44)		139
	—			—			0.01	(a)		25.68		20.90			13,877		1.61		(1.58)		121
	—			—			—	(a)		21.24		33.00			4,616		1.61		(1.45)		145

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			—			—	(a)(d)		22.54	(f)	(6.05	) (f)		6,103		2.32		(2.11)		147
	—			—			0.01	(a)		23.98		(4.88)			7,896		2.35	(b)	(2.20)		139
	—			—			0.01	(a)		25.21		19.93			8,215		2.36		(2.32)		121
	—			—			—	(a)		21.02		32.04			1,949		2.36		(2.20)		145

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			—			—	(a)(d)		22.54	(g)	(6.01	) (g)		7,013		2.32		(2.11)		147
	—			—			0.01	(a)		23.98		(4.92)			8,422		2.35	(b)	(2.20)		139
	—			—			0.01	(a)		25.22		19.98			9,248		2.36		(2.32)		121
	—			—			—	(a)		21.02		32.04			3,935		2.36		(2.19)		145

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			—			—	(a)(d)		17.06		3.90			1,290		1.45	*	0.03	*	128

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			—			—	(a)(d)		17.03		3.71			736		2.20	*	(0.71	) *	128

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	—			—			0.01	(a)		27.88	(h)	24.02	(h)		71,293		1.77		(0.52)		73
	—			—			0.01	(a)		22.48		14.52			25,389		1.84	(c)	(0.38)		96
	—			—			0.01	(a)		19.63		44.87			9,613		1.85		(0.63)		111
	—			—			—	(a)		13.55		2.34			683		1.86		(0.78)		183

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			—			0.01	(a)		27.08	(i)	23.19	(i)		48,365		2.52		(1.28)		73
	—			—			0.01	(a)		21.99		13.64			17,637		2.59	(c)	(1.11)		96
	—			—			0.01	(a)		19.35		43.87			6,945		2.60		(1.29)		111
	—			—			—	(a)		13.45		1.89			546		2.62		(1.44)		183

	[	]		[	]		[	]		[	]	[	]		[	]	[	]	[	]	[	]
	—			—			0.01	(a)		27.07	(j)	23.16	(j)		40,499		2.52		(1.32)		73
	—			—			0.01	(a)		21.98		13.65			19,212		2.60	(c)	(1.22)		96
	—			—			0.01	(a)		19.34		43.90			11,833		2.60		(1.35)		111
	—			—			—	(a)		13.44		1.90			965		2.62		(1.48)		183

Prospectus	65

Financial Highlights (continued)

Year or Period Ended:	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
RCM Healthcare Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]
06/30/2006		21.19			(0.11	)(a)		0.15	(a)		0.04			—		—
06/30/2005		20.80			(0.05	)(a)		0.44	(a)		0.39			—		—
06/30/2004		18.64			(0.18	)(a)		2.34	(a)		2.16			—		—
06/30/2003		16.24			(0.14	)(a)		2.54	(a)		2.40			—		—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[	]
06/30/2006		20.64			(0.27	)(a)		0.16	(a)		(0.11)			—		—
06/30/2005		20.41			(0.21	)(a)		0.44	(a)		0.23			—		—
06/30/2004		18.43			(0.33	)(a)		2.31	(a)		1.98			—		—
06/30/2003		16.19			(0.26	)(a)		2.50	(a)		2.24			—		—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[	]
06/30/2006		20.64			0.27	)(a)		0.16	(a)		(0.11)			—		—
06/30/2005		20.42			(0.21	)(a)		0.43	(a)		0.22			—		—
06/30/2004		18.44			(0.33	)(a)		2.31	(a)		1.98			—		—
06/30/2003		16.20			(0.26	)(a)		2.50	(a)		2.24			—		—
RCM International Growth Equity Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]
06/30/2006		9.96			0.08	(a)		2.82	(a)		2.90			(0.17)		—
06/30/2005		9.30			0.11	(a)		0.64	(a)		0.75			(0.09)		—
06/30/2004		7.41			0.04	(a)		1.95	(a)		1.99			(0.10)		—
06/30/2003		8.33			0.06	(a)		(0.92	)(a)		(0.86)			(0.06)		—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[	]
06/30/2006		9.80			—	(a)		2.76	(a)		2.76			(0.11)		—
06/30/2005		9.19			0.03	(a)		0.64	(a)		0.67			(0.06)		—
06/30/2004		7.37			(0.02	)(a)		1.91	(a)		1.89			(0.08)		—
06/30/2003		8.30			—	(a)		(0.90	)(a)		(0.90)			(0.03)		—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[	]
06/30/2006		9.81			(0.02	)(a)		2.79	(a)		2.77			(0.08)		—
06/30/2005		9.20			0.02	(a)		0.65	(a)		0.67			(0.06)		—
06/30/2004		7.37			(0.02	)(a)		1.92	(a)		1.90			(0.07)		—
06/30/2003		8.30			—	(a)		(0.90	)(a)		(0.90)			(0.03)		—
RCM Technology Fund
Class A
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]
06/30/2006		33.61			(0.44	)(a)		3.00	(a)		2.56			—		—
06/30/2005		32.53			(0.39	)(a)		1.46	(a)		1.07			—		—
06/30/2004		24.49			(0.47	)(a)		8.51	(a)		8.04			—		—
06/30/2003		20.66			(0.26	)(a)		4.09	(a)		3.83			—		—
Class B
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[	]
06/30/2006		32.75			(0.70	)(a)		2.92	(a)		2.22			—		—
06/30/2005		31.94			(0.55	)(a)		1.36	(a)		0.81			—		—
06/30/2004		24.22			(0.69	)(a)		8.41	(a)		7.72			—		—
06/30/2003		20.59			(0.41	)(a)		4.04	(a)		3.63			—		—
Class C
06/30/2007		[	]		[	]		[	]		[	]		[ ]		[	]
06/30/2006		32.73			(0.70	)(a)		2.93	(a)		2.23			—		—
06/30/2005		31.91			(0.57	)(a)		1.38	(a)		0.81			—		—
06/30/2004		24.20			(0.69	)(a)		8.40	(a)		7.71			—		—
06/30/2003		20.60			(0.41	)(a)		4.01	(a)		3.60			—		—

*	Annualized
(a)	Calculated on average shares outstanding during the period.
(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(c)	Effective April 1, 2005, the Administration fee was reduced by 0.10%.
(d)	Amount less than $0.01 per share.
(e)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.53 and (0.55)%, respectively.

(f)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $36.16 and 7.58%, respectively.

(g)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.10%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $34.96 and 6.74%, respectively.

(h)

Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $34.95 and 6.77%, respectively.

(i)

Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.23 and 0.17%, respectively.

66	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—		—	(a)(d)		21.23	(i)	0.19	(i)		14,526		1.57		(0.49)	280
	—			—		—	(a)		21.19		1.88			18,752		1.60	(b)	(0.25)	210
	—			—		—	(a)		20.80		11.59			14,308		1.62		(0.92)	257
	—			—		—	(a)		18.64		14.78			4,892		1.60		(0.89)	151

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—		—	(a)(d)		20.53	(e)	(0.53	) (e)		8,043		2.32		(1.24)	280
	—			—		—	(a)		20.64		1.13			9,725		2.35	(b)	(1.02)	210
	—			—		—	(a)		20.41		10.74			9,427		2.37		(1.68)	257
	—			—		—	(a)		18.43		13.84			3,684		2.35		(1.65)	151

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—		—	(a)(d)		20.53	(e)	(0.53	) (e)		7,444		2.32		(1.24)	280
	—			—		—	(a)		20.64		1.08			9,875		2.35	(b)	(1.02)	210
	—			—		—	(a)		20.42		10.74			9,859		2.37		(1.68)	257
	—			—		—	(a)		18.44		13.83			3,051		2.35		(1.66)	151

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			(0.17)		—	(a)(d)		12.69		29.25			17,672		1.38		0.64	79
	—			(0.09)		—	(a)		9.96		8.09			12,370		1.53	(c)	1.08	138
	—			(0.10)		—	(a)		9.30		26.87			9,346		1.49		0.47	90
	—			(0.06)		—	(a)		7.41		(10.28)			8,521		1.51		0.87	86

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			(0.11)		—	(a)(d)		12.45		28.38			12,660		2.13		0.02	79
	—			(0.06)		—	(a)		9.80		7.30			6,542		2.28	(c)	0.36	138
	—			(0.08)		0.01	(a)		9.19		25.78			5,230		2.24		(0.18)	90
	—			(0.03)		—	(a)		7.37		(10.86)			3,272		2.27		(0.05)	86

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			(0.08)		—	(a)(d)		12.50		28.36			39,409		2.13		(0.17)	79
	—			(0.06)		—	(a)		9.81		7.25			32,649		2.29	(c)	0.23	138
	—			(0.07)		—	(a)		9.20		25.85			36,147		2.24		(0.27)	90
	—			(0.03)		—	(a)		7.37		(10.85)			29,581		2.27		(0.05)	86

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[ ]%	[	]%
	—			—		0.01	(a)		36.18	(f)	7.65	(f)		328,815		1.64		(1.15)	272
	—			—		0.01	(a)		33.61		3.32			293,550		1.71	(c)	(1.19)	238
	—			—		—	(a)		32.53		32.83			82,736		1.76		(1.54)	206
	—			—		—	(a)		24.49		18.54			28,449		1.76		(1.32)	237

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—		0.01	(a)		34.98	(g)	6.84	(g)		117,008		2.39		(1.91)	272
	—			—		—	(a)		32.75		2.54			161,675		2.40	(c)	(1.69)	238
	—			—		—	(a)		31.94		31.87			7,585		2.50		(2.29)	206
	—			—		—	(a)		24.22		17.63			1,651		2.50		(2.08)	237

	[	]		[ ]		[	]		[	]	[	]		[	]	[	]	[ ]	[	]
	—			—		0.01	(a)		34.97	(h)	6.84	(h)		192,675		2.39		(1.90)	272
	—			—		0.01	(a)		32.73		2.57			219,872		2.40	(c)	(1.74)	238
	—			—		—	(a)		31.91		31.86			13,199		2.50		(2.27)	206
	—			—		—	(a)		24.20		17.48			2,244		2.50		(2.08)	237

										Distributions From
	Net Asset Value Beginning			Net Investment Income (Loss)(1)			Net Realized and Unrealized Gains (Loss)			Total From Investment Operations			Net Investment Income		Net Realized Capital Gains
NACM Emerging Markets Opportunities Fund
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]
04/01/2006 – 06/30/2007		20.59			0.07			(1.23)			(1.16)			—		—
		12.62			0.28			7.96			8.24			(0.27)		—
05/27/2004 – 03/31/2006		10.00			0.08			2.55			2.63			(0.01)		—

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)	Net expenses include certain items not subject to expense reimbursement.
(5)	Inception to date return.
(6)

The Board of Trustees of Nicholas-Applegate Institutional Funds (the “NACM Trust”) approved the amendments to the Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of Predecessor Fund did not exceed 1.55% for the period 01/24/06 to 03/31/06, respectively.

(7)

The Board of Trustees of the NACM Trust approved the amendments to the NACM Trust’s Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses) of the Predecessor Fund did not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05, respectively.

(8)

Due to the realignment of the Predecessor Fund’s portfolio in connection with the combination with Nicholas-Applegate Emerging Countries Fund, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.

Prospectus	67

Financial Highlights (continued)

Total Distributions		Net Asset Value Ending			Total Return(2)			Net Assets, Ending (in 000’s)			Ratios To Average Net Assets(3)											Fund’s Portfolio Turnover Rate
											Net Investment Income (Loss)		Total Expenses		Expense (Reimbursements)/ Recoupment		Expenses Net of Reimbursements/ Recoupment		Expenses Net of Reimbursements/ Recoupment and Offset(4)

$	[ ]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[	]	$	[	]
	$—		$19.43			(5.63)%			$21,682			1.42%		1.55%		—		1.55%		1.41%			28%
	$(0.27)		$20.59			65.89%			$20,725			1.88%		2.21%		(0.53)%		1.68%		1.19	%(6)		119%
	(0.01)		12.62			26.32	(5)		26,517			0.56		2.83		(1.08)		1.75		1.69	(7)		59	(8)

68	Allianz Funds

Allianz Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-6161

Allianz Funds

INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS

RCM Capital Management LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P.

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC, Inc., P.O. Box 9688, Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                                                                      ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

For further information about the Allianz Funds and PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus

Allianz Funds Prospectus

International/Sector Stock Funds

Allianz Funds

November 1, 2007

Share Class D

This Prospectus describes 11 mutual funds offered by Allianz Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and the affiliated and unaffiliated investment management organizations which serve as sub-advisers. As of September 30, 2007, the Adviser and its investment management affiliates managed approximately $[        ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below lists the investment objectives and compares certain investment characteristics of the Funds. The information contained in the table is for summary purposes only and is qualified in its entirety by reference to the discussion contained in the individual Fund Summaries beginning on page 4. These Fund Summaries also contain other important characteristics of the Funds.

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Global Stock Funds	NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations
	RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small Cap Index
International Stock Funds	NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations
	NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index	100–150	All capitalizations
	NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations
	NFJ International Value	Long-term growth of capital and income	Undervalued common stocks of non-U.S. companies with market capitalizations greater than $1 billion	40–60	Greater than $1 billion
	RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	In excess of $1 billion
Sector-Related Stock Funds	RCM Biotechnology	Long-term capital appreciation	Equity securities of issuers in the biotechnology industry	30–70	All capitalizations
	RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25-75	All capitalizations
	RCM Healthcare	Long-term capital appreciation	Equity securities of companies in the healthcare industry	30–60	All capitalizations
	RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	More than $500 million

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following Fund Summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Fund Summaries.

Note for All Funds

It is possible to lose money on investments in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Some of the Funds are subject to capitalization criteria and percentage investment limitations, as discussed in their Fund Summaries. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria and Percentage Investment Limitations” for more information about these limitations.

2	Allianz Funds

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Prospectus	3

NACM Emerging Markets Opportunities Fund	Ticker Symbol: AOTDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Emerging market stocks Approximate Number of Holdings 125–150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets - that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks. The Fund may also invest in other equity securities, such as preferred stocks, convertible securities and warrants, and in equity-linked securities and fixed-income securities. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers’ “emerging markets systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund’s portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund’s benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risks
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to August 19, 2006, the bar chart, the information to its right and the Average Annual Total Returns table show performance for the NACM Fund. (The NACM Fund did not offer shares corresponding to the Fund’s Class D shares.) Performance information in the Average Annual Total Returns table also shows performance of Institutional Class shares of the NACM Fund and Class D shares of the Fund. The Class D performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees, advisory fees and other expenses paid by the Fund’s Class D shares. Although Institutional Class and Class D shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class and NACM Fund performance because of the higher expenses paid by Class D Shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual returns compare with the returns of a broad based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

NACM Emerging Markets Opportunities Fund (continued)

Calendar Year Total Returns – Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (5/27/04)(4)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Class D	[ ]%	[ ]%
MSCI Emerging Markets Index(2)	[ ]%	[ ]%
Lipper Emerging Markets Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D shares will vary.

(2)

The MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by non-U.S. persons. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s Gross National Product per capita or other economic measures. It does not take into account sales charges.

(4)	The NACM Fund began operations on 5/27/04. Index comparisons begin on 5/31/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.90%	0.25%	[ ]%	[ ]%	[ ]%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement (subject to any applicable breakpoint) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and [    ]% in trustees and shareholder meeting/proxy expenses incurred by the class during its most recent fiscal year. See “Management of the Fund—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	5

NACM Global Fund	Ticker Symbol: NGBDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of U.S. and non-U.S. companies Approximate Number of Holdings 75–125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund’s portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	Allianz Funds

NACM Global Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest (4/1/03–6/30/03)	[ ]%

	Lowest (1/1/03–3/31/03)	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund Inception (7/19/02)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
MSCI ACWI Free Index(2)	[ ]%	[ ]%
Lipper Global Multi-Cap Growth Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International All Country World Free (“MSCI ACWI”) Index is a widely recognized, unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. It does not take into account sales charges.

(4)	The Fund began operations on 7/19/02. Index comparisons begin on 7/31/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses(5)
Class D	0.70%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(5)

[Total Annual Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	7

NACM International Fund	Ticker Symbol: PNIDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index Approximate Number of Holdings 100–150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund normally invests at least 75% of its net assets in equity securities. The Fund also spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies located outside of the United States.

The portfolio managers’ “international systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions and to integrate those decisions. The portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on October 15, 2004, when the Nicholas-Applegate International Systematic Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. For periods prior to October 16, 2004, the bar chart and the information to its right show performance of Institutional Class shares of the NACM Fund. (The NACM Fund did not offer shares corresponding to the Fund’s Class D shares.) Performance information in the Average Annual Total Returns table also shows performance of Institutional Class shares of the NACM Fund and Class D shares of the Fund. The prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees, advisory fees and other expenses paid by the Fund’s Class D shares. Although Institutional Class and Class D shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class and NACM Fund performance because of the lower expenses paid by Institutional Class shares and shares of the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual total returns compare with the returns of a broad based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	Allianz Funds

NACM International Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)
	1 Year	5 Years	Since NACM Fund Inception (5/7/01)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
MSCI EAFE Index(2)	[ ]%	[ ]%	[ ]%
Lipper International Multi-Cap Core Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI-EAFE”) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and typically have 25% to 75% of their assets invested in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The Fund began operations on 5/7/01. Index comparisons begin on 4/30/01.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses
Class D	0.60%	0.25%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	9

NACM Pacific Rim Fund	Ticker Symbol: PPRDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category International Stocks	Fund Focus Equity securities of Pacific Rim companies Approximate Number of Holdings 75–125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers currently consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above-average growth of capital.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio managers believe will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on July 20, 2002, when the Nicholas-Applegate Pacific Rim Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The information on the top of the next page provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the NACM Fund from year to year and by showing how the Fund’s and the NACM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the Fund’s Class D shares (7/31/02), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects the performance of Institutional Class shares of the NACM Fund. The prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	Allianz Funds

NACM Pacific Rim Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest (4/1/99–6/30/99)	[ ]%

	Lowest (4/1/98–6/30/98)	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for the periods ended 12/31/06)

	1 Year	5 Years	Since NACM Fund Inception (12/31/97)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
MSCI Pacific Index(2)	[ ]%	[ ]%	[ ]%
Lipper Pacific Region Funds Average(3)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Morgan Stanley Capital International (MSCI) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.

(4)	The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.90%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	11

NFJ International Value Fund	Ticker Symbol: AFJDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category International Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion Approximate Number of Holdings 40–60	Approximate Primary Capitalization Range Greater than $1 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investments in ADRs.

The portfolio managers use a value investing style focusing on equity securities of companies with valuations they consider to be low. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be the most undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The bar chart, the information to its right and the Average Annual Total Returns table below, show summary performance information for the Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class D shares. For periods prior to the inception of Class D shares (3/31/05), performance information shown in the bar chart and tables is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the advisory fees, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	Allianz Funds

NFJ International Value Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	Fund inception (1/31/03)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
MSCI AC World Index ex USA(2)	[ ]%	[ ]%
Lipper International Multi-Cap Value Funds Average(3)	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The MSCI AC World Index ex USA is an unmanaged index of mid- and larger-capitalization common stocks of non-U.S. companies. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)

The Lipper International Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges and have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into consideration sales charges.

(4)	The Fund began operations on 1/31/03. Index comparisons begin on 1/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.60%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fee” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’, shareholder meeting/proxy and tax expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	13

RCM Biotechnology Fund	Ticker Symbol: DRBNX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of companies in the biotechnology industry Approximate Number of Holdings 30–70	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies in the biotechnology industry. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not currently intend to invest more than 15% of its assets in biotechnology companies with market capitalizations below $100 million. While the Fund currently expects that, under normal circumstances, the majority of its investments will be in companies organized or headquartered in the United States, it may invest up to 25% of its assets in non-U.S. securities and up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one non-U.S. or emerging market country). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies often employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human healthcare, and agricultural and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, over time, companies with new and different products and focuses will likely be included in the industry. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Emerging Markets Risk	• Derivatives Risk	• Liquidity Risk
• Issuer Risk	• Smaller Company Risk	• Focused Investment Risk	• Management Risk
• Equity Securities Risk	• Credit Risk	• IPO Risk	• Turnover Risk
• Non-U.S. Investment Risk	• Currency Risk	• Leveraging Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	Allianz Funds

RCM Biotechnology Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)
	1 Year	5 Years	Fund Inception (12/30/97)(7)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%
NASDAQ Biotechnology Index(3)	[ ]%	[ ]%	[ ]%
AMEX Biotechnology Index(4)	[ ]%	[ ]%	[ ]%
Lipper Health/Biotechnology Funds Average(5)	[ ]%	[ ]%	[ ]%
Blended Index(6)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)

The NASDAQ Biotechnology Index represents the largest and most actively traded NASDAQ biotechnology stocks and includes companies that are primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human diseases. It is a capitalization weighted index. It is not possible to invest directly in the index.

(4)

The AMEX Biotechnology Index is an equal-dollar weighted index designed to measure the performance of a cross-section of issuers in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. It is not possible to invest directly in the index.

(5)

The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.

(6)

The Blended Index represents the blended performance of a hypothetical index developed by the Adviser made up of 80% NASDAQ Biotechnology Index and 20% MSCI World Pharmaceuticals and Biotechnology Index. The NASDAQ Biotechnology Index is described above. The Morgan Stanley Capital International (“MSCI”) World Pharmaceuticals and Biotechnology Index, which is a subset of the MSCI World Index, is an unmanaged index that includes companies primarily involved in the development, manufacturing or marketing of products based on advanced biotechnology research and companies engaged in the research, development or production of pharmaceuticals, including veterinary drugs. It is not possible to invest directly in these indexes.

(7)	The Fund began operations on 12/30/97. Index comparisons begin on 12/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)				None
Redemption Fee (as a percentage of exchange price or amount redeemed)				2.00%*

*    The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees(3)	Other Expenses(4)	Acquired Fund Fees and Expenses(5)	Total Annual Fund Operating Expenses
Class D	0.90%	0.25%	[ ]%	[ ]%	[ ]%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	The Fund’s advisory fee has been reduced by 0.10%, to 0.80%. This advisory fee reduction will continue until at least December 31, 2007.
(3)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoint) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(4)

Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(5)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
Class D	$	[	]	$	[	]	$	[	]	$	[	]

Prospectus	15

RCM Global Resources Fund	Ticker Symbol: ARMDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies Approximate Number of Holdings 25–75	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, wood products, paper products and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of  1/3 of its assets in non-U.S. securities and will invest in at least four countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Stock selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that the portfolio manager expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging markets countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund’s Class D shares were not outstanding during the time periods shown. Performance information in the Average Annual Total Returns table also shows performance of the Institutional Class shares of the Fund and estimated performance of Class D shares. Although Class D shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. Performance information shown in the Average Annual Total Returns table for Class D shares is based on performance of the Fund’s Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	Allianz Funds

RCM Global Resources Fund (continued)

Calendar Year Total Returns — Institutional Class
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)
	1 Year	Fund Inception (6/30/04)(5)
Institutional Class — Before Taxes(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions(1)	[ ]%	[ ]%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%
Class D	[ ]%	[ ]%
MSCI World Index(2)	[ ]%	[ ]%
World Energy & Materials Composite(3)	[ ]%	[ ]%
Lipper Natural Resources Funds Average(4)	[ ]%	[ ]%

(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class Shares only. After-tax returns for Class D will vary.

(2) The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3) The World Energy & Materials Composite benchmark represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the MSCI World Index, which is described above. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in the composite or in the index from which it is derived.

(4) The Lipper Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and non-U.S. companies engaged in natural resources. It does not take into account sales charges.

(5) The Fund began operations on 6/30/04. Index comparisons begin on 6/30/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and returned by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses(5)
Class D	0.70%	0.25%	[ ]%	[ ]%	[ ]%

(1)   Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement (subject to any applicable breakpoint) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)   Other Expenses reflects a the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)   Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

(5)   [Total Annual Fund Operating Expenses do not reflect 0.05% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.]

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5		Year 10
Class D	$[ ]	$[ ]	$[ ]		$[ ]

Prospectus	17

RCM Global Small-Cap Fund	Ticker Symbol: DGSNX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Smaller capitalization equity securities Approximate Number of Holdings 75–150	Approximate Primary Capitalization Range Same as the MSCI World Small Cap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small Cap Index. Under normal market conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small Cap Index, which as of September 30, 2007, would permit the Fund to maintain a weighted-average market capitalization ranging from $[    ] million to $[    ] billion. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector, as well as in securities issued in initial public offerings (IPOs).

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• IPO Risk
• Issuer Risk	• Credit Risk	• Leveraging Risk
• Equity Securities Risk	• Currency Risk	• Liquidity Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Management Risk
• Emerging Markets Risk	• Focused Investment Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the DRCM Fund’s Class D shares (3/10/99), performance information shown in the bar chart, the information to its right and the Average Annual Total Returns table reflects performance of the DRCM Fund’s Institutional Class shares. The prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s total expenses are higher than the DRCM Fund’s historical total expenses. If the DRCM Fund had been subject to the Fund’s higher expenses, the performance results shown would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	Allianz Funds

RCM Global Small-Cap Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/31/96)(4)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI WSCI(2)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Global Small/Mid Cap Growth Funds Average(3)	[ ]%	[ ]%	[ ]%	[ ]%

(1)   After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)   The Morgan Stanley Capital International World Small Cap Index (“MSCI WSCI”) is a widely recognized, unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)   The Lipper Global Small/Mid Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity in both U.S. and non-U.S. companies with market capitalizations less than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. It does not take into account sales charges.

(4)   The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)				None

Redemption Fee (as a percentage of exchange price or amount redeemed)				2.00%*

*    The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	1.00%	0.25%	[ ]%	[ ]%	[ ]%

(1)   Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement (subject to any applicable breakpoint) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)   Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)   Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$[ ]	$[ ]	$[ ]	$[ ]

Prospectus	19

RCM Healthcare Fund	Ticker Symbol: DGHCX (Class D)

Principal Investment and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of companies in the healthcare industry Approximate Number of Holdings 30–60	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies in the healthcare industry. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may also invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

The Fund considers the healthcare industry to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental and optical products. The Fund considers such companies to be principally engaged in the healthcare industry if they derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector, or, at least 50% of their assets are devoted to such activities.

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that are believed likely to offer the best investment opportunities. The portfolio manager may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• IPO Risk
• Equity Securities Risk	• Emerging Markets Risk	• Management Risk
• Smaller Company Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. The Fund’s total expenses are higher than the DRCM Fund’s historical total expenses. If the DRCM Fund had been subject to the Fund’s higher expenses, the performance results shown would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	Allianz Funds

RCM Healthcare Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	10 Years	Fund Inception (12/31/96)(5)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500 Health Care Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Health/Biotechnology Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)   After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)   The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index. The S&P 500 Index replaced the Morgan Stanley Capital International (“MSCI”) World Healthcare Index as the Fund’s primary comparative index because the Adviser believes the S&P 500 Index is more representative of the Fund’s investment strategies. For the periods ended December 31, 2005, the average annual total returns of the MSCI World Healthcare Index for the 1-year, 5-year and “Fund Inception” periods were 9.43%, 0.01% and 8.88%, respectively.

(3) The S&P 500 Health Care Index is a market capitalization weighted index that represents the health care sector performance of the S&P 500 Index. It is not possible to invest directly in the Index.

(4)   The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.

(5) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)				None

Redemption Fee (as a percentage of exchange price or amount redeemed)				2.00%*

*    The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees(3)	Other Expenses(4)	Acquired Fund Fees and Expenses(5)	Total Annual Fund Operating Expenses
Class D	0.80%	0.25%	[ ]%	[ ]%	[ ]%

(1)   Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)   The Fund’s advisory fee has been reduced by 0.05%, to 0.75%. This advisory fee reduction will continue until at least December 31, 2007.

(3)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(4)   Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(5)   Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$[ ]	$[ ]	$[ ]	$[ ]

Prospectus	21

RCM International Growth Equity Fund	Ticker Symbol: DIENX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 50–115	Approximate Primary Capitalization Range In excess of $1 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1 billion. No more than 5% of the Fund’s assets shall be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk	• Smaller Company Risk	• Leveraging Risk
• Issuer Risk	• Credit Risk	• Liquidity Risk
• Equity Securities Risk	• Currency Risk	• Management Risk
• Non-U.S. Investment Risk	• Derivatives Risk	• Turnover Risk
• Emerging Markets Risk	• Focused Investment Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the DRCM Fund’s Class D shares (3/10/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund’s Institutional Class shares. The prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	Allianz Funds

RCM International Growth Equity Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)
	1 Year	5 Years	10 Years	Fund Inception (5/22/95)(5)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE Growth Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper International Large Cap Growth Funds Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)   After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)   The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is a widely recognized, unmanaged index of issuers in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(3)   The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (“MSCI EAFE Growth”) is a widely recognized, unmanaged index of non-U.S. growth stock markets. The MSCI EAFE Growth is composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

(4)   The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in non-U.S. companies with market capitalizations greater than 400% of the 75th market capitalization percentile of the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into account sales charges. It does not take into account sales charges.

(5)   The Fund began operations on 5/22/95. Index comparisons begin on 5/31/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)				None
Redemption Fee (as a percentage of exchange price or amount redeemed)				2.00%*

*    The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.50%	0.25%	[ ]%	[ ]%	[ ]%

(1)   Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement (subject to any applicable breakpoints) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)   Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)   Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$[ ]	$[ ]	$[ ]	$[ ]

Prospectus	23

RCM Technology Fund	Ticker Symbol: DGTNX (Class D)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies Approximate Number of Holdings 30–120	Approximate Primary Capitalization Range More than $500 million Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of technology companies. The Fund normally invests in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products, services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The NASDAQ Composite Index is the Fund’s primary performance benchmark. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmark.

The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk.

The portfolio managers develop forecasts of economic growth, inflation and interest rates that they use to help identity those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may write call options on individual securities it does not hold in its portfolio (i.e., “naked” call options), as well as call options on indices and exchange-traded funds, and may otherwise utilize short sales, foreign currency exchange contracts, put and call options, stock index futures contracts and other derivative instruments. The Fund may invest in equity linked securities. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk	• Currency Risk	• Leveraging Risk
• Issuer Risk	• Derivatives Risk	• Liquidity Risk
• Equity Securities Risk	• Emerging Markets Risk	• Management Risk
• Smaller Company Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• IPO Risk	• Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The Fund reorganized on February 1, 2002 when a corresponding fund of Dresdner RCM Global Funds, Inc. (the “DRCM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund and the DRCM Fund from year to year and by showing how the Fund’s and the DRCM Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. For periods prior to the inception of the DRCM Fund’s Class D shares (1/20/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund’s Institutional Class shares. The prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund’s total expenses are higher than the DRCM Fund’s historical total expenses. If the DRCM Fund had been subject to the Fund’s higher expenses, the performance results shown would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	Allianz Funds

RCM Technology Fund (continued)

Calendar Year Total Returns — Class D
More Recent Return Information

	1/1/07–9/30/07	[ ]%
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

	Highest ([ ])	[ ]%

	Lowest ([ ])	[ ]%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)
	1 Year	5 Years	10 Years	Fund inception (12/27/95)(5)
Class D — Before Taxes(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Class D — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
NASDAQ Composite Index(2)	[ ]%	[ ]%	[ ]%	[ ]%
Goldman Sachs Technology Index(3)	[ ]%	[ ]%	[ ]%	[ ]%
Lipper Science & Technology Fund Average(4)	[ ]%	[ ]%	[ ]%	[ ]%

(1)   After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)   The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.

(3)   The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index.

(4)   The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.

(5)   The Fund began operations on 12/27/95. Index comparisons begin on 12/31/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*    The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses
Class D	0.90%	0.25%	[ ]%	[ ]%	[ ]%

(1)   Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.70% per year under the administration agreement (subject to any applicable breakpoint) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)   Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees and approximately [    ]% in interest, trustees’ and shareholder meeting/proxy expenses incurred by the class during the most recent fiscal year. See “Management of the Funds—Administrative Fees.”

(4)   Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$[ ]	$[ ]	$[ ]	$[ ]

Prospectus	25

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are summarized alphabetically in this section. Each Fund may be subject to additional principal risks and risks other than those described below or in its Fund Summary because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on an investment in any of the Funds.

Credit Risk

All of the Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk

Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk

All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Funds’ use of derivatives is discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such securities will be successful.

Emerging Markets Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

26	Allianz Funds

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular non-U.S. currency or in a narrowly defined geographic area outside the United States. Similarly, a fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Natural Resources Related Risk.  Funds that make significant investments in the natural resources sectors will be subject to the risk factors particular to each such sector. The natural resources sectors can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Healthcare Related Risk.  Funds that make significant investments in the healthcare sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

Technology Related Risk.  Funds that make significant investments in the technology sector will be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

The Funds may from time to time invest a substantial portion of their assets in these and other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

Prospectus	27

IPO Risk

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

Liquidity Risk

All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. Equity securities generally have greater price volatility than fixed income securities.

Non-U.S. Investment Risk

A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent

28	Allianz Funds

that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to a Fund’s investment in non-U.S. securities.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Each of the Funds generally has substantial exposure to these risks.

Turnover Risk

A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds

In addition to the risks described above, several of the Funds are newly formed and therefore have a limited or no history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Management of the Funds

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”). As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Advisory Fees

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

Prospectus	29

During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
RCM International Growth Equity Fund	0.50%
NACM International and NFJ International Value Funds	0.60%
NACM Global and RCM Global Resources Funds	0.70%
RCM Healthcare Fund*	0.80%
RCM Biotechnology**, NACM Emerging Markets Opportunities and NACM Pacific Rim Funds	0.90%
RCM Technology Fund	0.90%
RCM Global Small-Cap Fund	1.00%

*	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” effective January 1, 2007, the Fund’s advisory fee has been reduced by 0.05%, to 0.75%. This advisory fee reduction will continue until at least December 31, 2007.
**	As discussed above in the Fund Summary under “Fees and Expenses of the Fund,” the Fund’s advisory fee has been reduced by 0.10%, to 0.80%. This advisory fee reduction will continue until at least December 31, 2007.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreement between Allianz Global Fund Management and each respective Sub-Adviser is available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2006.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class D shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to Class D shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small Funds, but the excess of the fee over costs generally increases as Funds grow in asset size. The Funds do bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Class D shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

The Administrator or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms’ services (at an annual rate generally not to exceed 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms, although payments with respect to shares in retirement plans are often higher).

Class D shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Fund	Administrative Fees
RCM Biotechnology Fund	0.65%
RCM Technology Fund	0.70%
NACM Global, RCM Global Small-Cap, RCM Global Resources and RCM Healthcare Funds	0.75%
NACM Emerging Markets Opportunities, NACM Pacific Rim, NACM International, NFJ International Value and RCM International Growth Equity Funds	0.85%

As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) which provides for the payment of up to 0.25% of the Administrative Fee rate set forth above as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the aggregate Administrative Fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” (0.25%) and “Other Expenses” (the remainder of the Administrative Fee plus any additional “Other Expenses”). If none of the 0.25% authorized under the 12b-1 Plan for Class D Shares is paid, then the fees paid under the column in the table reading “Distribution and/or Service (12b-1) Fees” would be 0.00% and the fees paid under the column reading “Other Expenses” would increase by 0.25% accordingly so that the total Administrative Fee remains the same.

The Administrative Fee rate for each Fund (except the RCM Technology Fund) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025%

30	Allianz Funds

to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. The Administrative Fee rate for the RCM Technology Fund is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges. The “Annual Fund Operating Expenses” tables in the Fund Summaries show the Administrative Fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.” If none of the 0.25% authorized under the 12b-1 Plan for the Class D shares is paid, then the fees paid under the column in the table reading “Distribution and/or Service (12b-1) Fees” would be 0.00% and the fees paid under the column captioned “Other Expenses” would increase by 0.25% accordingly, so that the total Administrative Fee would remain the same.

Payments to Financial Firms

Some or all of the servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the

Prospectus	31

financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Administrative Fees” above.

Sub-Advisers

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*	Fund(s)
Nicholas-Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”) 600 West Broadway San Diego, CA 92101	NACM Emerging Markets Opportunities, NACM Global, NACM International and NACM Pacific Rim Funds (the “NACM Funds”)
NFJ Investment Group L.P. (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ International Value Fund
RCM Capital Management LLC (“RCM” ) 4 Embarcadero Center San Francisco, CA 94111	RCM Biotechnology, RCM Global Resources, RCM Global Small-Cap, RCM Healthcare, RCM International Growth Equity and RCM Technology Funds (the “RCM Funds”)

*	Each Sub-Adviser is affiliated with the Adviser.

32	Allianz Funds

The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds which they manage.

Nicholas-Applegate

Organized in 1984, Nicholas-Applegate provides advisory services primarily to mutual funds, closed-end funds and institutional accounts. As of September 30, 2007, Nicholas-Applegate had approximately $[    ] billion in assets under management.

The following individuals at Nicholas-Applegate share primary responsibility for the day-to-day management of each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras, CFA, is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm, including those performed for the Funds. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Fund	Portfolio Managers	Since	Recent Professional Experience
NACM Emerging Markets Opportunities Fund	Kunal Ghosh	2007

Senior Vice President and Portfolio Manager for the Nicholas-Applegate International Systematic strategies. Prior to joining Nicholas-Applegate in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

	Steven Tael, Ph.D.	2007

Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 11 years of investment experience.

NACM Global Fund	Pedro Marcal	2002 (Inception)	Managing Director, Senior Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies since 2001. Lead Portfolio Manager for the Nicholas-Applegate Emerging Countries strategies from 1994 until 2001. He has 5 years’ prior investment management experience with A.B. Laffer & Associates as an economist and A-Mark Precious Metals as a precious metals trader.

	Christopher A. Herrera	2006	Vice President and Portfolio Manager for the Nicholas-Applegate Global Equities strategies. Prior to joining Nicholas-Applegate in 2000, Mr. Herrera worked as an intern on the firm’s international team while completing his M.B.A. degree. He was previously an analyst in the Investment Banking division of Lehman Brothers. He has 11 years of investment experience.

	Nelson Shing	2007

Vice President and Investment Analyst for Nicholas-Applegate U.S. Value strategies since 2003. Prior to joining Nicholas-Applegate in 2003, he was an analyst with Pequot Capital Management, Inc. (from 2001-2003), Morgan Stanley Investment Management, Inc. (from 2000-2001), C. Blair Asset Management, L.P. (1999) and Credit Suisse First Boston (from 1997-1999). He has 9 years of investment industry experience.

NACM International Fund	Horacio A. Valeiras, CFA	2006	See above.

	Steven Tael, Ph.D	2006	See above.

	Kunal Ghosh	2006	See above.

NACM Pacific Rim Fund	Pedro Marcal	2007	See above.

	Christopher A. Herrera	2006	See above.

NFJ

NFJ provides advisory services to mutual funds and institutional accounts, and non-discretionary advisory services to managed account programs. NFJ International Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets (including discretionary and non-discretionary accounts) as of September 30, 2007, of approximately $[    ] billion.

Prospectus	33

The portfolio managers at NFJ listed below have primary responsibility for managing the NFJ International Value Fund. The portfolio managers work collaboratively, though ultimate responsibility for investment decisions rests with the portfolio manager designated as “Lead” below.

Portfolio Manager	Since	Recent Professional Experience
Benno J. Fischer (Lead)	2003 (Inception)	Managing Director and founding partner of NFJ. He has over 40 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager of NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark Dodge.

R. Burns McKinney	2006	Portfolio Manager at NFJ. He has 9 years’ experience in equity research and financial analysis. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to Joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

Chris Najork	2003 (Inception)	Managing Director and founding partner of NFJ. He has over 38 years’ experience encompassing equity research and portfolio management. Prior to the formation of NFJ in 1989, he was a Senior Vice President, Senior Portfolio Manager and analyst at NationsBank, which he joined in 1974.

Thomas W. Oliver	2006	Portfolio Manager at NFJ. Mr. Oliver has over 10 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. Mr. Oliver is a CPA.

Prior to April 1, 2005, Messrs. Najork and Fischer managed the NFJ International Value Fund in their capacities as officers of the Trust.

RCM

Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2007, RCM had approximately $[    ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The individuals at RCM listed below share primary responsibility for managing the noted Funds.

Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Biotechnology Fund	Ken Tsuboi, CFA*	2006	Director and Senior Research Analyst. Mr. Tsuboi joined RCM in 1996 and became a member of RCM’s Healthcare Team in 2000. In 2005, Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996 to 2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

	Michael Dauchot, MD, CFA*	2006	Senior Research Analyst. Dr. Dauchot re-joined RCM in 2005 as Senior Analyst and Lead Portfolio Manager of the RCM Healthcare Fund. He first joined RCM in 1999, and served as a Senior Analyst and Sector Fund Manager in the health care group. From 2004 to 2005, he was an analyst at Pequot Capital Management. Prior to originally joining RCM, he was a junior healthcare analyst at BancBoston Robertson Stephens.

RCM Global Resources Fund	Paul D. Strand, CFA	2004 (Inception)	Vice President, Research Analyst/Sector Fund Manager, Energy and Portfolio Manager of the RCM Global Resources Fund. Mr. Strand joined RCM in 2003 and is responsible for integrated oil, oil and gas production, oil services, independent refiners and coal within the energy sector. Prior to joining RCM in 2003, he worked as a Senior Equity Analyst at Advantus Capital Management for 4 years, covering energy and consumer staples.

RCM Global Small Cap Fund	Thomas J. Ross	2002	Director, Chief Investment Officer and Senior Portfolio Manager for both the U.S. and International Small Cap strategies. Prior to transferring to RCM in San Francisco in 2001, Thomas was a senior analyst and portfolio manager with Dresdner Bank’s dit subsidiary located in Frankfurt Germany for 10 years, managing a variety of global portfolios, including the dit Technology, Multimedia, Software, and Biotechnology Funds.

RCM Healthcare Fund	Michael Dauchot, MD, CFA	1999 – 2004 2005	See above.

RCM International Growth Equity Fund	Ara Jelalian	2005	Director, Portfolio Manager for International and Global Equities. Prior to joining RCM in 1998, Mr. Jelalian spent 7 years with Capital Resources (formerly SEI Capital Resources) where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent 7 years as an International Economist with First Chicago Corporation.

34	Allianz Funds

Fund	Portfolio Managers	Since	Recent Professional Experience

RCM Technology Fund	Walter C. Price, Jr. CFA*	1995 (Inception)	Managing Director, Senior Analyst and Co-Portfolio Manager of the RCM Technology Fund. He joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

	Huachen Chen, CFA*	1995 (Inception)	Senior Portfolio Manager and Co-Portfolio Manager of the RCM Technology Fund. Mr. Chen joined RCM as an analyst in 1984, and became a principal in 1994. At RCM, he has provided analytical coverage of many sectors within technology, as well as the electrical equipment and multi-industry areas.

*	Individuals have joint responsibility for the day-to-day management of the Fund.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be

Prospectus	35

updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

How Fund Shares Are Priced

The net asset value per share (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

36	Allianz Funds

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

•

Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. A firm may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Funds) of a Fund’s average daily net assets attributable to its Class D shares and purchased through such firm for its clients although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your financial service firm for information.

This Prospectus should be read in connection with your firm’s materials regarding its fees and services.

•

Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under “Redemption Fees.” NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the

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Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-877-4626 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Investment Minimums

The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. Accounts for any Fund with a balance of $2,500 or less may be charged an annual small account fee of $16. In addition, if your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable Fund’s or series’ prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or of another series of the Trust or PIMCO Funds that offers Class D shares. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Funds within 30 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

38	Allianz Funds

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class D shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of small or capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the

Prospectus	39

identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. Unless eligible for a waiver, shareholders who redeem their shares within 30 days will pay a Redemption Fee of 2.00% of the NAV of the shares redeemed. See “Redemption Fees” below. You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class D shares of the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 30 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the

40	Allianz Funds

sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee.  The Funds may be limited in their ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Funds to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Funds may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

Waivers of Redemption Fees. The Funds have elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or

Prospectus	41

restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross- referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents please contact your financial service firm. Within 30 days after receipt of your request your financial service firm will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations.

Fund	At Least Annually	Quarterly
NFJ International Value Fund		•
All other Funds	•

42	Allianz Funds

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.
•

Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your financial service firm or call the Distributor at 1-800-426-0107.

Tax Consequences

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Taxes on Fund distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes When You Sell (Redeem) or Exchange Your Shares.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

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A Note on Non-U.S. Investments.  A Fund’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be able to claim a credit or deduction with respect to foreign taxes. In addition, a Fund’s investments in non-U.S. securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

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Backup Withholding.  The Funds generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Addition Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Funds; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S., state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If a Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s

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assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies With Smaller Market Capitalizations

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies, also have substantial exposure to these risks.

Initial Public Offerings

The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities

Each of the Funds may invest in non-U.S. securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”).

For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-linked securities (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. RCM expects that these Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges. However, each RCM Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets, when RCM believes that such securities are not publicly traded either in the U.S. or non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks

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and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities

Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on non-U.S. investment; and possible repatriation of investment income and capital. In addition, non-U.S. investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Funds are particularly sensitive to this risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions.  The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific

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currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies, or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in non-U.S. currencies or to increase exposure to a non-U.S. currency or to shift exposure of non-U.S. currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that it engages in foreign currencies transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s). Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts.

Industry Concentration

Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Natural Resources.  Funds that concentrate their investments in companies in the natural resources industries—including, but not limited to, the industry sub-sectors involving cyclical commodities, energy, paper and forest products, precious metals and utilities, will be subject to the risks particularly effecting natural resources companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates, which can affect product pricing, costs, and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The utilities industry can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.

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Healthcare Sector.  Funds that concentrate their investments in the healthcare sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

Technology Sector.  Funds that concentrate their investments in the technology sector will be subject to risks particular to that sector such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Derivatives

Unless otherwise stated in the Fund Summaries, the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly participate in other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly gain exposure to the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other assets, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap

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agreements, including swap agreements with respect to securities indexes. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. The Funds may also enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered or “naked” options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are

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designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Linked Securities

The Funds may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a non-U.S. securities index or one or more of non-U.S. stocks, investing in equity-linked securities will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to each Fund’s restrictions on investments in illiquid securities.

Defensive Strategies

In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objective when they does so. The Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities

As used in this prospectus, the term “fixed income securities” includes: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

50	Allianz Funds

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by the rating agencies may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Rule 144A Securities

Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Funds’ limitation to invest not more than 15% of its total assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees.

Credit Ratings and Unrated Securities

A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if their Sub-Advisers determine that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating rate debt instruments (“floaters”) or engages in credit spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well.

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Adviser. Collateral from loans of portfolio securities may be invested in a pooled investment vehicle that is managed by, and pays fees to, an affiliate of the Adviser.

Short Sales

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and

Prospectus	51

deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid Securities

Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investments in Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the

52	Allianz Funds

possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investment in Other Investment Companies

Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans, those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that have recently changed Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the [                        ] Funds had a portfolio turnover rate in excess of 100%. Other Funds may have Portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies

The investment objective of the NACM Funds and the NFJ International Value Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. In addition, it is a fundamental policy that may not be changed without shareholder approval that the RCM Global Small-Cap and RCM Technology Funds must each invest in companies located in at least three different countries. However, unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of NACM Emerging Markets Opportunities, NACM Pacific Rim, RCM Biotechnology, RCM Global Small-Cap, RCM Healthcare, RCM International Growth Equity and RCM Technology Funds have adopted 80% investment policies under Rule 35d-1 under the Investment Company Act of 1940 (which policies are set forth in the Statement of Additional Information) and will not change such policy as it is stated in the first paragraph of each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, several of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is

Prospectus	53

possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, placement warrants or other structured products.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM Funds may use Grassroots(SM) Research in addition to their traditional research activities. Grassroots(SM) Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

54	Allianz Funds

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Prospectus	55

Financial Highlights

The financial highlights table below is intended to help you understand the financial performance of the Funds. For the RCM Global Resources Fund and the NACM Emerging Markets Opportunities Fund, the information below reflects the financial highlights of Institutional Class shares of the Fund. The performance shown below for the RCM Global Resources Fund and the NACM Emerging Markets Opportunities Fund is better than that which would have been achieved by Class D shares of the Fund because of the higher fees and expenses associated with Class D shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions.

For the NACM Emerging Markets Opportunities Fund, information for periods prior to August 18, 2006 reflects the performance of Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund, the NACM Emerging Markets Fund’s Predecessor (the “Predecessor Fund”) which reorganised into the NACM Emerging Markets Opportunities Fund on August 18, 2006.

This information has been audited by [            ], whose report, along with each Fund’s financial statements are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
NACM Global Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		15.44			0.08	(a)		2.64	(a)		2.72			—		(0.68)
06/30/2005		14.24			0.00	(e)		1.80	(a)		1.80			—		(0.61)
06/30/2004		11.72			(0.07	)(a)		3.53	(a)		3.46			—		(0.95)
07/19/2002 – 06/30/2003		10.00			(0.05	)(a)		1.80	(a)		1.75			(0.03)		—
NACM International Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		16.26			0.38	(a)		5.89	(a)		6.27			(0.18)		(0.51)
10/29/2004 – 6/30/2005		14.81			0.30	(a)		1.23	(a)		1.53			(0.08)		—
NACM Pacific Rim Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		9.97			0.01	(a)		4.57	(a)		4.58			(0.07)		(0.44)
06/30/2005		9.23			0.02	(a)		0.85	(a)		0.87			—		(0.13)
06/30/2004		6.28			(0.03	)(a)		2.93	(a)		2.90			—		—
07/31/2002 – 6/30/2003		6.86			0.02	(a)		(0.60	)(a)		(0.58)			—		—
NFJ International Value Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]
06/30/2006		15.37			0.59	(a)		3.68	(a)		4.27			(0.20)		(0.15)
03/31/2005 – 6/30/2005		15.21			0.20	(a)		0.04	(a)		0.24			(0.08)		—

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 11.40%.
(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(d)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.
(e)	Amount is less than $0.01 per share.
(f)	If the investment adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.48%.
(g)

Payments from affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.12%. If the affiliates had not made these payments, the end of period net asset value and total return would have been $14.05 and 46.43%, respectively.

56	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000’s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[ ]	%	$	[	]	[ ]	%	[ ]	%	[ ]	%
	—			(0.68)		—	(a)(e)		17.48		17.84			654		1.47	(f)	0.45		114
	—			(0.61)		0.01	(a)		15.44		12.86			73		1.57	(c)	0.02		148
	—			(0.95)		0.01	(a)		14.24		30.44			23		1.56		(0.50)		203
	—			(0.03)		—	(a)		11.72		17.55			33		1.55	*(b)	(0.53	) *	260

$	[	]	$	[ ]	$	[	]	$	[	]	[ ]	%	$	[	]	[ ]	%	[ ]	%	[ ]	%
	—			(0.69)		—	(a)(e)		21.84		39.20			3,768		1.47		1.80		152
	—			(0.08)		—	(a)		16.26		10.34			80		1.45	*	2.79	*	107

$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[ ]	%	[ ]	%	[ ]	%
	—			(0.51)		0.01	(a)		14.05	(g)	46.55	(g)		20,824		1.77		0.05		96
	—			(0.13)		—	(a)		9.97		9.49			4,731		1.90	(c)	0.22		101
	—			0.00		0.05	(a)		9.23		46.97			1,211		1.86		(0.34)		118
	—			0.00		0.00	(a)		6.28		(8.45)			12		1.90	*	0.35	*	264

$	[	]	$	[ ]	$	[	]	$	[	]	[ ]	%	$	[	]	[ ]	%	[ ]	%	[ ]	%
	—			(0.35)		0.01	(a)		19.30		28.09			3,409		1.50		3.07		25
	—			(0.08)		—	(a)		15.37		1.61			20		1.31	*(d)	5.46	*	61

Prospectus	57

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)			Net Realized/ Unrealized Gain (Loss) on Investments			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income			Distributions from Net Realized Gain on Investments
RCM Biotechnology Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		24.59			(0.36	)(a)		(0.94)			(1.30)			—			—
06/30/2005		25.67			(0.35	)(a)		(0.74	)(a)		(1.09)			—			—
06/30/2004		21.24			(0.37	)(a)		4.79	(a)		4.42			—			—
06/30/2003		15.96			(0.25	)(a)		5.53	(a)		5.28			—			—
RCM Global Resources Fund
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
6/30/2006		13.45			0.01	(a)		6.08	(a)		6.09			—			(2.46)
6/30/2005		10.00			0.05	(a)		3.40	(a)		3.45			—			—
RCM Global Small-Cap Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		22.47			(0.13	)(a)		5.53	(a)		5.40			—			—
06/30/2005		19.62			(0.10	)(a)		2.94	(a)		2.84			—			—
06/30/2004		13.54			(0.14	)(a)		6.21	(a)		6.07			—			—
06/30/2003		13.18			(0.10	)(a)		0.46	(a)		0.36			—			—
RCM Healthcare Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		21.18			(0.11	)(a)		0.15	(a)		0.04			—			—
06/30/2005		20.79			(0.06	)(a)		0.45	(a)		0.39			—			—
06/30/2004		18.64			(0.19	)(a)		2.34	(a)		2.15			—			—
06/30/2003		16.25			(0.15	)(a)		2.54	(a)		2.39			—			—
RCM International Growth Equity Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		10.01			0.07	(a)		2.84	(a)		2.91			(0.14)			—
06/30/2005		9.34			0.10	(a)		0.65	(a)		0.75			(0.09)			—
06/30/2004		7.44			—	(a)		1.99	(a)		1.99			(0.09)			—
06/30/2003		8.30			0.05	(a)		(0.93	)(a)		(0.88)			(0.05)			—
RCM Technology Fund
Class D
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
06/30/2006		33.29			(0.43	)(a)		2.97	(a)		2.54			—			—
06/30/2005		32.23			(0.41	)(a)		1.47	(a)		1.06			—			—
06/30/2004		24.26			(0.47	)(a)		8.44	(a)		7.97			—			—
06/30/2003		20.47			(0.25	)(a)		4.04	(a)		3.79			—			—

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investment of the Fund.

(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.05%.
(d)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(e)	Amount is less than $0.01 per share.
(f)

Payments from affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.04%. If the affiliates had not made these payments, the end of period net asset value and total return would have been $23.29 and (5.29)%, respectively.

(g)

Payments from affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.01%. If the affiliates had not made these payments the end of period net asset value and total return would have been $27.88 and 24.07%, respectively.

(h)

Payments from affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the affiliates had not made these payments the end of period net asset value and total return would have been $21.22 and 0.22%, respectively.

(i)

Payments from affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the affiliates had not made these payments the end of period net asset value and total return would have been $35.82 and 7.59%, respectively.

58	Allianz Funds

Tax Basis Return of Capital			Total Distributions			Fund Redemption Fee			Net Asset Value End of Period			Total Return		Net Assets End of Period (000’s)		Ratio of Expenses to Average Net Assets With Waiver and Reimbursement		Ratio of Expenses to Average Net Assets Without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	[	]%	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)(e)		23.29	(f)	(5.33	) (f)	$147,035		1.57		1.57		(1.36)	147
	—			—			0.01	(a)		24.59		(4.21)		230,378		1.60	(c)	1.60	(c)	(1.45)	139
	—			—			0.01	(a)		25.67		20.86		325,334		1.61		1.61	(f)	(1.58)	121
	—			—			—	(a)		21.24		33.08		319,143		1.61		1.61	(f)	(1.45)	145

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	[	]%	[	]%	[	]%	[ ]%	[	]%
	—			(2.46)			—	(a)(e)		17.08		47.81		5,963		1.07		1.07		0.07	128
	—			—			—	(a)		13.45		34.50		4,036		1.10	(c)	1.58	(c)	0.41	128

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	[	]%	[	]%	[	]%	[ ]%	[	]%
	—			—			0.01	(a)		27.88	(g)	24.08	(g)	31,328		1.77		1.77		(0.50)	73
	—			—			0.01	(a)		22.47		14.53		11,943		1.85	(d)	1.85	(d)	(0.50)	96
	—			—			0.01	(a)		19.62		44.90		8,679		1.85		1.85		(0.79)	111
	—			—			—	(a)		13.54		2.73		5,172		1.86		1.86	(b)	(0.87)	183

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	[	]%	[	]%	[	]%	[ ]%	[	]%
	—			—			—	(a)(e)		21.22	(h)	0.24	(h)	83,410		1.57		1.57		(0.51)	280
	—			—			—	(a)		21.18		1.88		125,756		1.60	(c)	1.60	(c)	(0.29)	210
	—			—			—	(a)		20.79		11.53		167,820		1.61		1.61		(0.98)	257
	—			—			—	(a)		18.64		14.71		170,980		1.61		1.61		(0.94)	151

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	[	]%	[	]%	[	]%	[ ]%	[	]%
	1			(0.14)			—	(a)(e)		12.78		29.26		1,639		1.38		1.38		0.60	79
	—			(0.09)			0.01	(a)		10.01		8.08		1,189		1.53	(d)	1.53	(d)	1.00	138
	—			(0.09)			—	(a)		9.34		26.84		1,398		1.49		1.49		0.01	90
	—			(0.05)			0.07	(a)		7.44		(9.68)		3,547		1.53		1.53		0.75	86

$	[	]	$	[	]	$	[	]	$	[	]	[	]%	[	]%	[	]%	[	]%	[ ]%	[	]%
	1			—			0.01	(a)		35.84	(i)	7.66	(i)	246,345		1.64		1.64		(1.15)	272
	—			—			0.00	(a)		33.29		3.29		227,046		1.74	(d)	1.74	(d)	(1.28)	238
	—			—			0.00	(a)		32.23		32.85		216,760		1.76		1.76		(1.56)	206
	—			—			0.00	(a)		24.26		18.51		155,574		1.76		1.76		(1.32)	237

Prospectus	59

Financial Highlights (continued)

	Net Asset Value Beginning			Net Investment Income (Loss)(1)			Net Realized and Unrealized Gains (Loss)			Distributions From
										Total from Investment Operations			Net Investment Income		Net Realized Capital Gains
Emerging Markets Opportunities
6/30/07	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]
4/01/06 – 6/30/06		20.59			0.07			(1.23)			(1.16)			—		—
4/01/05 – 3/31/06		12.62			0.28			7.96			8.24			(0.27)		—
5/27/04 – 3/31/05		10.00			0.08			2.55			2.63			(0.01)		—

(1)	Net investment income’ per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Total returns are not annualized for periods less than one year.
(3)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4)	Net expenses include certain items not subject to expense reimbursement.
(5)	Inception to date Return.
(6)

The Board of Trustees of Nicholas-Applegate Institutional Funds approved the amendments to the Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the Predecessor Fund did not exceed, 1.55% for the period 01/24/06 to 03/31/06 respectively.

(7)

The Board of Trustees of Nicholas-Applegate Institutional Funds approved the amendments to the Expenses Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the Predecessor Fund did not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05, respectively.

(8)

Due to the realignment of the Predecessor Fund’s portfolio in connection with the combination with the Nicholas-Applegate Emerging Countries Fund on March 24, 2005, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.

60	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Net Asset Value Ending			Total Return(2)		Net Assets, Ending (in 000’s)			Ratios to Average Net Assets (3)									Fund’s Portfolio Turnover Rate
													Net Investment Income (Loss)		Total Expenses		Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursements/ Recoupment		Expenses Net of Reimbursements/ Recoupment and Offset(4)

$	[	]	$	[ ]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[ ]%	[	]%	[	]%	[	]%
	—			—		19.43		(5.63)			21,682		1.42		1.55		—	1.55		1.41		28
	—			(0.27)		20.59		65.89			20,725		1.88		2.21		(0.53)	1.68		1.19	(6)	119
	—			(0.01)		12.62		26.32	(5)		26,517		0.56		2.83		(1.08)	1.75		1.69	(7)	59	(8)

Prospectus	61

Allianz Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may also contact your financial service firm for additional information.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

File No. 811-6161

ALLIANZ Funds

INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS

Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., RCM Capital Management LLC

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC, Inc., P.O. Box 9688, Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

For further information about the Allianz Funds and PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus

Allianz Funds Prospectus

Allianz Global Investors Multi-Style Fund

November 1, 2007

Share Classes

A, B and C

The Prospectus explains what you should know about the Fund before you invest . Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Overview

This Prospectus describes the Allianz Global Investors Multi-Style Fund, a mutual fund offered by Allianz Funds.

The Fund invests in a diversified portfolio of other Allianz Funds and series of PIMCO Funds, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company LLC. This Prospectus explains what you should know about the Fund before you invest. Please read it carefully.

Allianz Global Investors Multi-Style Fund

Investment Objective Seeks long-term capital appreciation and current income Dividend Frequency Quarterly	Allocation Strategy Underlying Stock Funds Underlying Bond Funds	Target 60% 40%	Range 50%–70% 30%–50%

Key Concepts

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund seeks long-term capital appreciation and current income. The Fund seeks to achieve its investment objective by investing within specified equity and fixed income targets and ranges among certain Funds in the Allianz Funds and PIMCO Funds family. The Fund invests only in Funds in the Allianz Funds and PIMCO Funds family. The Allianz Funds and PIMCO Funds in which the Fund invests are called Underlying Funds or Funds in this Prospectus.

Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds.

Under normal conditions, approximately 60% (range of 50%–70%) of the Fund’s assets will be allocated among Underlying Stock Funds and 40% (range of 30%–50%) among Underlying Bond Funds. Other important characteristics are described in the Fund Summary beginning on page 5, and are discussed in greater detail under “Investment Objectives and Principal Investment Strategies.” A “Summary of Principal Risks” begins on page 9.

Risk/Return Comparison

You should choose the Fund based on personal investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio

2	Allianz Global Investors Multi-Style Fund Prospectus

that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the Fund might be suitable if you have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility. Note that these assumptions may not be correct in future market conditions.

It is possible to lose money on an investment in the Fund. While the Fund provides a relatively high level of diversification in comparison to most mutual funds, the Fund may not be suitable as a complete investment program. The fact that the Fund or an Underlying Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Strategies

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser has retained as sub-adviser RCM Capital Management LLC (“RCM” or the “Sub-Adviser”), an affiliate of the Adviser, to provide a continuous investment program for the Fund and allocate the Fund’s investments among the Underlying Funds. RCM selects the Underlying Funds in which the Fund may invest. RCM determines how the Fund allocates and reallocates its assets among the Underlying Funds according to the Fund’s equity/fixed income allocation targets and ranges. RCM attempts to diversify the Fund’s assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

The major equity asset classes and sub-classes held by the Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed non-U.S. fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

Please see “Underlying Funds” in this Prospectus for a description of the Underlying Funds as categorized by their investment styles and main investments.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. RCM does not allocate the Fund’s assets

Allianz Global Investors Multi-Style Fund Prospectus	3

according to a predetermined blend of particular Underlying Funds. Instead, RCM regularly determines the mix of Underlying Funds appropriate for the Fund by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, RCM considers various quantitative and qualitative data relating to the U.S. and non-U.S. economies and securities markets. This data includes projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RCM may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

RCM then allocates the Fund’s assets among the Underlying Funds to fill out the asset class and sub-class weightings it has identified according to the Fund’s equity/fixed income targets and ranges. RCM has the flexibility to reallocate the Fund’s assets in varying percentages among any or all of the Underlying Funds based on RCM’s ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

“Fund of Funds” Structure and Expenses

The term “fund of funds” is used to describe mutual funds, such as the Fund, that pursue their investment objectives by investing in other mutual funds. Your cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Fund Description and Fees

The following Fund Summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. A fuller discussion of the Fund’s investment strategies and related information is included under “Investment Objectives and Principal Investment Strategies” in this Prospectus.

4	Allianz Global Investors Multi-Style Fund Prospectus

Fund Summary	Ticker Symbols: PALAX (Class A) PALBX (Class B) PALCX (Class C)

Principal Investments and Strategies

The Fund seeks long-term capital appreciation and current income by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%-50%) of its assets in Underlying Bond Funds. The Fund’s fixed income component may include a money market component. The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

Please see “Asset Allocation Strategies” beginning on page 3 for a summary of how the Sub-Adviser allocates and reallocates the Fund’s assets among particular Underlying Funds.

The Fund may concentrate investments in a particular Underlying Fund by investing more than 25% of its assets in that Fund.

Based on the Fund’s equity/fixed income allocation strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility. The Fund recently changed its name from the “Allianz AMM Asset Allocation Fund.”

Principal Risks

Allocation Risk  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Fund is that the Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds will not produce the desired results, and therefore the Fund may not achieve its investment objective.

Underlying Fund Risks  The value of your investment in the Fund is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund’s allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Fund, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Commodity Risk • Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk	• European Concentration Risk • Far Eastern (excluding Japan) Concentration Risk • Fixed Income Risk • Focused Investment Risk • High Yield Risk • Index Risk • Interest Rate Risk • IPO Risk	• Japanese Concentration • Leveraging Risk • Liquidity Risk • Management Risk • Mortgage Risk • Non-U.S. Investment Risk • Real Estate Risk • REIT Risk • Tax Risk • Variable Dividend Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Allianz Global Investors Multi-Style Fund Prospectus	5

Performance Information

Shown below is summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of broad-based securities market indexes and a performance average of other similar mutual funds. The bar chart and the information below it show performance of the Fund’s Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Although Class B and C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class B and C performance would be lower than Class A performance because of the lower expenses paid by Class A shares of the Fund. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns — Class A

Calendar Year End (through 12/31)

More Recent Return Information

1/1/07—9/30/07	[ ]%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest ([ ])	[ ]%

Lowest ([ ])	[ ]%

6	Allianz Global Investors Multi-Style Fund Prospectus

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years		Fund Inception (9/30/98)(6)
Class A — Before Taxes(1)	[ ]%	[ ]	%	[ ]	%
Class A — After Taxes on Distributions(1)	[ ]%	[ ]	%	[ ]	%
Class A — After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]	%	[ ]	%
Class B	[ ]%	[ ]	%	[ ]	%
Class C	[ ]%	[ ]	%	[ ]	%
Russell 3000 Index(2)	[ ]%	[ ]	%	[ ]	%
Lehman Brothers Aggregate Bond Index(3)	[ ]%	[ ]	%	[ ]	%
Lipper Balanced Fund Average(4)	[ ]%	[ ]	%	[ ]	%
Blended Index(5)	[ ]%	[ ]	%	[ ]	%

(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.

(2) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

(4) The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.

(5) The Blended Index represents the blended performance of a hypothetical index developed by the Adviser made up of 48% Russell 3000 Index, 12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indexes.

(6) The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.

Allianz Global Investors Multi-Style Fund Prospectus	7

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(4)
Class A	5.50%	1%(1)	2%
Class B	None	5%(2)	2%
Class C	None	1%(3)	2%

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Investment Options—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

(4) The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

			Other Expenses
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Administrative Fees(3)	Underlying Fund Expenses(4)	Acquired Fund Fees and Expenses(5)	Total Annual Fund Operating Expenses
Class A	None	0.25%	[0.40]%	[ ]%	[ ]%	[ ]%
Class B	None	1.00	[0.40]	[ ]	[ ]	[ ]
Class C	None	1.00	[0.40]	[ ]	[ ]	[ ]

(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3) The Administrative Fee rates are subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. To the extent any such reduction in fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

(4) Based on expenses incurred during the most recent fiscal year. Underlying Fund Expenses for the Fund are based upon a recent allocation of the Fund’s assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see “Management of the Fund—Underlying Fund Expenses.” Total Annual Fund Operating Expenses and the Examples set forth below are based on the Underlying Fund Expenses the Fund incurred during its most recent fiscal year. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund’s assets, and may be higher or lower than those shown above.

(5) Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period												Example: Assuming you do not redeem your shares
Share Class	Year 1			Year 3			Year 5			Year 10			Year 1			Year 3			Year 5			Year 10
Class A	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Class B		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Class C		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

8	Allianz Global Investors Multi-Style Fund Prospectus

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s investments as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary beginning on page 5 and are summarized alphabetically in this section. The Fund may be subject to additional principal risks and risks other than those described below or in the Fund Summary because the types of investments made by the Underlying Funds can change over time. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on investments in the Fund.

The following summarizes principal risks associated with investments in the Underlying Funds and, indirectly, with your investment in the Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For more information about these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Funds’ prospectuses. This summary is qualified in its entirety by reference to the prospectuses and statements of additional information of each Underlying Fund, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that the Sub-Adviser will make less than optimal or poor asset allocation decisions and/or that the Sub-Adviser will make less than optimal decisions in selecting the Underlying Funds in which the Fund invests. The Sub-Adviser attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the Sub-Adviser’s allocation techniques will produce the desired results. It is possible that the Sub-Adviser will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Commodity Risk

An Underlying Fund’s investments in commodity-linked derivative instruments may subject the Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Convertible Securities

Certain Underlying Funds may invest in convertible securities. Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying Fund is called for redemption or conversion, the Underlying Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, an Underlying Fund may be forced to convert a security before it would otherwise choose, which may decrease the Underlying Fund’s return.

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

10	Allianz Global Investors Multi-Style Fund Prospectus

Credit Risk

All of the Underlying Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”).

The Underlying Funds that invest in fixed income securities (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund’s share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or non-U.S. governments. Even certain U.S. Government securities are subject to credit risk. Some Underlying Funds may invest 25% or more of their assets in obligations issued by U.S. banks. Such Underlying Funds will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

Currency Risk

Many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in countries outside the U.S. may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or other governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, an Underlying Fund’s investments in foreign currency denominated securities may reduce the returns of such Underlying Fund.

Derivatives Risk

Many of the Underlying Funds may, but are not required to, use a number of derivative instruments. The Underlying Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with change in interest rates or currency risk. The Underlying Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an

Allianz Global Investors Multi-Style Fund Prospectus	11

underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

A description of the various derivative instruments in which the Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments. Leveraging risk may be especially applicable to Underlying Funds that may write uncovered (or “naked”) options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located outside the U.S.) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes.

12	Allianz Global Investors Multi-Style Fund Prospectus

Upon the expiration of a particular contract, a portfolio manager of an Underlying Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund’s use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments

Emerging Markets Risk

Certain Underlying Funds that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Certain Underlying Funds may invest in the securities of issuers tied economically to countries outside the U.S. with developing or “emerging market” economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries outside the U.S. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Underlying Funds may also be subject to this risk

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if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interest of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

An Underlying Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If an Underlying Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

European Concentration Risk

When an Underlying Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

14	Allianz Global Investors Multi-Style Fund Prospectus

Far Eastern (excluding Japan) Concentration Risk

An Underlying Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of many Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated dramatically in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Fixed Income Risk

All of the Underlying Funds that invest in fixed income securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund’s investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

“Duration” is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than Funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

Many Underlying Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

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Certain of the Underlying Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Underlying Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Underlying Fund’s net asset value. Similarly, certain Underlying Bond Funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers in the same status. Some of those issuers also may present substantial credit or other risks. Diversified Underlying Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Underlying Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, an Underlying Fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Underlying Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

High Yield Risk

High yield securities (commonly known as “junk bonds”) are fixed income securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities determined to be of comparable quality. Underlying Bond Funds which invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than Funds that invest exclusively in higher quality fixed income securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund’s ability to sell them (liquidity risk). If an issuer of a security is in default with respect to interest or principal payments, an Underlying Bond Fund may lose its entire investment.

16	Allianz Global Investors Multi-Style Fund Prospectus

Index Risk

Because certain of the Underlying Funds invest in derivatives that are linked to the performance of an index, they will be subject to the risks associated with changes in the applicable index. If the applicable index changes, such an Underlying Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Underlying Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

IPO Risk

Certain Underlying Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time an Underlying Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to an Underlying Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when Underlying Funds are unable to invest significantly or at all in IPOs may be lower than during period when the Underlying Funds are able to do so. In addition, as the Fund or an Underlying Fund increases in size, the impact of IPOs on the Fund’s and the Underlying Fund’s performance will generally decrease.

Issuer Risk

The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Japanese Concentration Risk

An Underlying Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s, and it continues to languish. The Japanese government has not dealt effectively with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending; should any or all of these problems persist or worsen, an Underlying Fund invested in such securities could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Leveraging Risk

Leverage, including borrowing, will cause the value of an Underlying Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities. The Underlying Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Underlying Fund, for any reason, is unable to close out the transaction. In addition, to the extent an Underlying Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Underlying Fund’s investment income, resulting in greater losses.

Liquidity Risk

Many of the Underlying Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Underlying Fund from selling out of these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser, Pacific Investment Management Company LLC (“Pacific In-

18	Allianz Global Investors Multi-Style Fund Prospectus

vestment Management Company”) and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that they will produce the desired results.

Market Risk

The market price of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock Funds are particularly sensitive to these market risks.

Mortgage Risk

Most of the Underlying Bond Funds may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Non-U.S. Investment Risk

Many Underlying Funds invest in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). These Funds may experience more rapid and extreme changes in value than Underlying Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. Underlying Funds that invest primarily in non-U.S. securities will be explicitly subject to these risks.

The securities markets of many countries outside the U.S. are relatively small, with a limited number of companies representing a small number of industries. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of non-U.S. securities are usually not subject to the same

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degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries outside the U.S. differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect an Underlying Fund’s investments in a country outside the U.S. In the event of nationalization, expropriation or other confiscation, an Underlying Fund could lose its entire investment in non-U.S. securities. To the extent that an Underlying Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Underlying Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to an Underlying Fund’s investment in non-U.S. securities.

Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Real Estate Risk

An Underlying Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code. The organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

REIT Risk

An Underlying Fund that invests in REITs is subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. An Underlying Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in

20	Allianz Global Investors Multi-Style Fund Prospectus

REITs indirectly through an Underlying Fund, the Fund will bear not only its proportionate share of the expenses of the Underlying Fund, but also, indirectly, similar expenses of the REITs.

Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Underlying Funds that invest in companies with medium-sized market capitalizations also have significant exposure to these risks. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Tax Risk

The PIMCO CommodityRealReturn Strategy Fund®, an Underlying Bond Fund in which the Fund may invest, gains exposure to the commodities markets through investments in commodity index-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. In order for the PIMCO CommodityRealReturn Strategy Fund to qualify as a regulated investment company under Subchapter M of the Code, the PIMCO CommodityRealReturn Strategy Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Rule 2006-01 issued on December 16, 2005. Subsequently, the Internal Revenue Service (the “IRS”) has issued Revenue Ruling 2006-31 and private letter rulings to at least two other funds in which the IRS concluded that income from certain commodity index-linked notes is qualifying income. The Underlying Fund also has obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS. Based on Revenue Rule 2006-31, IRS guidance and advice of counsel, the PIMCO CommodityRealReturn Strategy Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. PIMCO believes it can continue to successfully operate the PIMCO CommodityRealReturn Strategy Fund in a manner consistent with the PIMCO CommodityRealReturn Strategy Fund’s current investment objective by investing in these commodity index-linked notes. The use of commodity index-linked notes involves specific risks. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the PIMCO CommodityRealReturn Strategy Fund economically to movements in commodity prices. These notes also are

Allianz Global Investors Multi-Style Fund Prospectus	21

subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the PIMCO CommodityRealReturn Strategy Fund may receive more or less principal than it originally invested. The PIMCO CommodityRealReturn Strategy Fund might receive interest payments on the note that are more or less than the stated coupon interest payments. The PIMCO CommodityRealReturn Strategy Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the PIMCO CommodityRealReturn Strategy Fund to gain exposure to commodity markets.

Underlying Fund Risks

Because the Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund’s investment in a particular Underlying Fund may exceed 25% of its assets. In the past, the Fund has invested more than 25% of its assets in the PIMCO Total Return Fund. For information about the Fund’s allocation among the Underlying Funds please see “Underlying Funds — Portfolio Holdings.” To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

Variable Dividend Risk

Because a significant portion of securities held by certain Underlying Bond Funds may have variable or floating interest rates, the amounts of the Underlying Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease. Because of the nature of distributions received by the Underlying Stock Funds, it is expected that the Underlying Stock Funds, to the extent they make distributions, will make them in varying amounts.

22	Allianz Global Investors Multi-Style Fund Prospectus

A Note on PIMCO StocksPLUS® Fund

The Fund may invest in PIMCO StocksPLUS Fund. While the investment objective of that Fund is to achieve a total return which exceeds the total return performance of the S&P 500 Index, it does so by investing substantially all of its assets in S&P 500 derivative instruments, backed by a portfolio of fixed income securities. Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P 500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.

Allianz Global Investors Multi-Style Fund Prospectus	23

Investment Objectives and Principal Investment Strategies

The Fund seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% (range of 50%-70%) of the Fund’s assets will be allocated among Underlying Stock Funds and 40% (range of 30%-50%) among Underlying Bond Funds. The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund’s investments will change, the net asset value per share of the Fund will also vary.

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds and is managed by the Adviser and/or its affiliates.

The Adviser serves as the investment adviser to the Fund. The Adviser has retained as sub-adviser RCM Capital Management LLC (“RCM” or the “Sub-Adviser”), an affiliate of the Adviser, to provide a continuous investment program for the Fund and allocate the Fund’s investments among the Underlying Funds. RCM selects the Underlying Funds in which the Fund may invest. RCM determines how the Fund allocates and reallocates its assets among the Underlying Funds according to the Fund’s equity/fixed income allocation targets and ranges. Please see “Asset Allocation Strategies” in the Fund Summary above for a description of the allocation strategies and techniques used by RCM.

The Fund invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that the Fund will invest in only some of the Underlying Funds at any particular time. The Fund’s investment in a particular Underlying Fund may exceed 25% of the Fund’s total assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. In addition, to the extent that the Fund invests a significant portion of its assets in Underlying Funds that focus their investments on a particular industry or geographic area, then the Fund will similarly have increased exposure to such industry or geographic area. The particular Underlying Funds in which the Fund may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of the Fund’s assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Fund’s shareholders. The Fund is also subject to certain investment restrictions that are described under “Investment Restrictions” in the Statement of Additional Information. In addition, not all Underlying Funds may be available for investment at all times.

Equity Portion of the Fund

The equity portion of the Fund will be allocated among a number of Underlying Stock Funds which represent a broad range of equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Funds, the equity portion of the Fund can be diversified in multiple ways, including the following:

24	Allianz Global Investors Multi-Style Fund Prospectus

By Investment Style/Category

•	Growth
•	Blend (Broad Market)
•	Value
•	Enhanced Index
•	Sector-Related

By Region

•	U.S. Equities
•	International Equities

By Size

•	Large-Cap
•	Mid-Cap
•	Small-Cap

For a description of the Underlying Stock Funds and their investment objectives and strategies, please see “Underlying Funds.”

Fixed Income Portion of the Fund

The fixed income portion of the Fund will be allocated among a number of Underlying Bond Funds which represent a broad range of fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Funds, the fixed income portion of the Fund can be diversified in multiple ways, including the following:

By Sector/Investment Specialty

•	Governments
•	Mortgages
•	Corporate
•	Inflation-Indexed

By Region

•	U.S. Fixed Income
•	Developed Non-U.S. Fixed Income
•	Emerging Markets Fixed Income

By Credit Quality

•	Investment Grade/Money Market
•	Medium Grade
•	High Yield

By Duration

•	Long-Term

Allianz Global Investors Multi-Style Fund Prospectus	25

•	Intermediate-Term
•	Short-Term

For a description of the Underlying Bond Funds and their investment objectives and strategies, please see “Underlying Funds.”

Temporary Defensive Strategies

In response to unfavorable market and other conditions, the Fund may invest up to 100% of its assets in PIMCO Money Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. The Fund may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Fund’s investment objective and principal investment strategies and may adversely affect the Fund’s ability to achieve its investment objective. Many of the Underlying Funds may also engage in temporary defensive strategies.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover.” Because RCM does not expect to reallocate the Fund’s assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Fund are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, a number of which have higher portfolio turnover rates. Higher portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance and the return to shareholders.

Changes in Investment Objectives and Policies

The investment objective, equity/fixed income allocation targets and ranges, and, unless otherwise noted, other investment policies of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. In addition, each Underlying Fund may be subject to restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. If there is a change in the Fund’s investment objective, allocation target or range, or other investment policies, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.

26	Allianz Global Investors Multi-Style Fund Prospectus

Underlying Funds

The Fund invests all of its assets in Underlying Funds. Accordingly, the Fund’s investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory Arrangements for the Underlying Funds

The Adviser, a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”), serves as investment adviser for each of the Underlying Stock Funds, except that its affiliate, Pacific Investment Management Company, is the sole investment adviser to PIMCO StocksPLUS Fund. The Adviser retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include Cadence Capital Management LLC, RCM Capital Management LLC, NFJ Investment Group L.P., Nicholas-Applegate Capital Management LLC and Oppenheimer Capital LLC. Each sub-advisory firm (except Cadence Capital Management LLC) is an affiliate of the Adviser and Pacific Investment Management Company. Cadence Capital Management LLC was formerly an affiliate of the Adviser. Pacific Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying Funds, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Underlying Stock Funds

The following provides a concise description of the investment objective, main investments and other information about each Underlying Stock Fund. For more information about these Funds, please see the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Stock Fund prospectuses. These summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for Allianz Funds, which are available free of charge by telephoning the Distributor at 1-800-426-0107.

Allianz Global Investors Multi-Style Fund Prospectus	27

Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds
CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$1 billion or more
CCM Emerging Companies	Long-term growth of capital	Smaller capitalization common stocks	75–120	At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index
CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more
CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index
NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	Upper 90% of the Russell 1000 Growth Index
NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index
OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more
OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion
OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100	Between $1 billion and $10 billion
RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$3 billion or more

28	Allianz Global Investors Multi-Style Fund Prospectus

Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index
RCM Small-Cap Growth	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and S&P SmallCap 600 Index
RCM Strategic Growth	Capital appreciation	Equity and equity-related securities and derivatives	40–150	$500 million or more
Blend Stock Funds
NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100-300	All capitalizations
OCC Core Equity	Long-term capital appreciation	Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace	40–55	Greater than $5 billion
OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion
Value Stock Funds
NFJ All-Cap Value (formerly NACM Flex-Cap Value)	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations
NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion

Allianz Global Investors Multi-Style Fund Prospectus	29

Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $2 billion
NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index
NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium market capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets
OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations
OCC Value	Long-term growth of capital and income	Undervalued larger capitalization stocks with improving business fundamentals	35–60	Greater than $5 billion
International Stock Funds
NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125–150	All capitalizations
NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index.	100–150	All capitalizations

30	Allianz Global Investors Multi-Style Fund Prospectus

Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations
NFJ International Value	Long-term growth of capital and income	Undervalued common stocks of non-U.S. companies with capitalizations greater than $1 billion	40–60	Greater than $1 billion
OCC International Equity	Long-term capital appreciation	Common stocks of non-U.S. and international issuers which the portfolio manager believes are undervalued in the market place	35–65	All capitalizations, but primarily greater than $5 billion
RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	In excess of $1 billion
Sector-Related Stock Funds
RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations
RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million
Global Stock Funds
NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations
RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index

Allianz Global Investors Multi-Style Fund Prospectus	31

Underlying Bond Funds

The investment objective of each Underlying Bond Fund (except as provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The “total return” sought by most of the Underlying Bond Funds will consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. “Real return” is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For more information about these Funds, please see the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Bond Fund prospectuses for PIMCO Funds. These summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for PIMCO Funds, which is available free of charge by telephoning the Distributor at 1-800-927-4648.

PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds
PIMCO Money Market	Money market instruments	≤90 days dollar- weighted average maturity	Min 95% Prime 1; ≤5% Prime 2	0%
PIMCO Short-Term	Money market instruments and short maturity Fixed Income Instruments	≤1 year	B to Aaa; max 10% below Baa	0–10%
PIMCO Low Duration	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%
PIMCO Floating Income	Variable and floating-rate securities and their economic equivalents	≤1 year	Caa to Aaa; max 10% below B	No Limitation

32	Allianz Global Investors Multi-Style Fund Prospectus

PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
PIMCO Low Duration II	Short maturity Fixed Income Instruments	1–3 years	A to Aaa	0%
PIMCO Low Duration III	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds
PIMCO High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to Max 5% Caa	0–20%
PIMCO Moderate Duration	Short and intermediate maturity Fixed Income Instruments	+/— 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
PIMCO Total Return	Intermediate maturity Fixed Income Instruments	+/— 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
PIMCO Total Return II	Intermediate maturity Fixed Income Instruments	+/— 2 years of its benchmark	Baa to Aaa	0%
PIMCO Total Return III	Intermediate maturity Fixed Income Instruments	+/— 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
PIMCO GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%

Allianz Global Investors Multi-Style Fund Prospectus	33

PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
PIMCO Mortgage-Backed Securities(5)	Short and intermediate maturity mortgage-related Fixed Income Instruments	1–7 years	Baa to Aaa; max 10% below Aaa	0%
PIMCO Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0–30%
PIMCO Diversified Income	Investment grade corporate, high yield and emerging market Fixed Income Instruments	3–8 years	Max 10% below B	No Limitation
Long Duration Bond Funds
PIMCO Long-Term U.S. Government	Long-term maturity fixed income securities	≥8 years	A to Aaa	0%
PIMCO Long Duration Total Return	Long-term maturity Fixed Income Instruments	+/— 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
PIMCO Extended Duration	Long-term maturity Fixed Income Instruments	+/— 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
International Bond Funds
PIMCO Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity Fixed Income Instruments	+/— 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)
PIMCO Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. Fixed Income Instruments	+/— 2 years of its benchmark	B to Aaa; max 10% below Baa	≥80%(3)
PIMCO Emerging Markets Bond	Emerging market Fixed Income Instruments	≤8 years	Max 15% below B	≥80%(3)
PIMCO Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	+/— 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)
PIMCO Foreign Bond (Unhedged)	Intermediate maturity non-U.S. Fixed Income Instruments	+/— 2 years of its benchmark	B to Aaa; max 10% below Baa	≥80%(3)
PIMCO Developing Local Markets	Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	≤8 years	Max 15% below B	≥80%(3)

34	Allianz Global Investors Multi-Style Fund Prospectus

PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Bond Funds
PIMCO Real Return	Inflation-indexed fixed income securities	+/— 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
PIMCO Commodity- RealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other Fixed Income Instruments	≤10 years	B to Aaa; max 10% below Baa	0–30%
PIMCO Real Return Asset	Inflation-indexed fixed income securities	+/— 4 years of its benchmark	B to Aaa; max 20% below Baa	0–30%
PIMCO RealEstate- RealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	≤10 years	B to Aaa; max 10% below Baa	0–30%
Tax-Exempt Bond Funds
PIMCO Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	≤3 years	Baa to Aaa	0%
PIMCO Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
Convertible Funds
PIMCO Convertible	Convertible securities	N/A	Max 20% below B	0–30%
Domestic Equity-Related Funds
PIMCO Fundamental IndexPLUS™	Enhanced RAFI 1000 Index derivatives backed by a portfolio of short-term Fixed Income Instruments	≤1 year	B to Aaa; max 10% below Baa	0–30%

Allianz Global Investors Multi-Style Fund Prospectus	35

PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
PIMCO Fundamental IndexPLUS™ TR	Enhanced RAFI 1000 Index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%
PIMCO StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%
Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	1 year–2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%
PIMCO StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%
PIMCO StocksPLUS® Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1–10 years	Baa to Aaa; max 10% Baa	0%
PIMCO StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term Fixed Income Instruments	≤1 year	B to Aaa; max 10% below Baa	0–30%
International Equity-Related Funds
PIMCO European StocksPLUS® TR Strategy	European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%(4)
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%(4)

36	Allianz Global Investors Multi-Style Fund Prospectus

PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%(4)
PIMCO Japanese StocksPLUS® TR Strategy	Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year–2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%(4)

(1) As rated by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Services, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.

(2) Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government, PIMCO Total Return II, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

(4) Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

(5) Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by domestic or non-U.S. entities and denominated in U.S. dollars or other currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other Investment Practices of the Underlying Funds

In addition to purchasing the securities listed above under “Fund Focus” or “Main Investments,” some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options (including uncovered, or “naked”

Allianz Global Investors Multi-Style Fund Prospectus	37

options) on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in non-U.S. securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Fund is indirectly subject to some or all of these risks to varying degrees because it invests all of its assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see “Investment Objectives and Policies” in the Statement of Additional Information, the Underlying Fund Summaries included in the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Distributor at 1-800-927-4648.

Additional Underlying Funds

In addition to the Funds listed above, the Fund may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of RCM and without shareholder approval.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

38	Allianz Global Investors Multi-Style Fund Prospectus

Other Risk Information

Potential Conflicts of Interest

RCM Capital Management LLC (“RCM” or the “Sub-Adviser”) has broad discretion to allocate and reallocate the Fund’s assets among the Underlying Funds consistent with the Fund’s investment objectives and policies and asset allocation targets and ranges. Although the Fund does not pay an investment advisory fee for the asset allocation services, RCM does receive a fee from the Adviser (as described below), and both the Adviser and the Sub-Adviser indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, RCM may have an incentive to invest the Fund’s assets in Underlying Funds sub-advised by RCM. Similarly, the Adviser has a financial incentive for the Fund’s assets to be invested in Underlying Funds with higher fees than other Underlying Funds, even if it believes that alternate investments would better serve the Fund’s investment program. RCM and the Adviser are legally obligated to disregard those incentives in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.

Allianz Global Investors Multi-Style Fund Prospectus	39

Management of the Fund

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open- end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management.

The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Sub-Adviser

RCM selects the Underlying Funds in which the Fund may invest and allocates the Fund’s assets among the Underlying Funds. RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2007, RCM had approximately $[        ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

Ara Jelalian is the individual at RCM primarily responsible for selecting and allocating the Fund’s assets among the Underlying Funds. The following provides information about Mr. Jelalian. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of the securities of the Fund.

Portfolio Manager	Since	Recent Professional Experience

Ara J. Jelalian, CFA	2002

Portfolio Manager at Allianz Global Fund Management. Also, Director and Senior Portfolio Manager of International Equity/Global Asset Allocation at RCM. Prior to joining RCM in 1998, Mr. Jelalian spent seven years with Capital Resources (formerly SEI Capital Resources), where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent seven years as an International Economist with First Chicago Corporation, where he analyzed and forecasted macroeconomic and financial trends in the major industrialized countries and consulted the bank’s clients and money management group (now UBS Brinson) on international markets. Mr. Jelalian received both his BA with special honors in economics (with a Nobel prize winning economist as a thesis advisor) and his MBA from the University of Chicago. He is also a CFA charter holder.

40	Allianz Global Investors Multi-Style Fund Prospectus

Advisory Fees

The Fund does not pay any fees to the Adviser under the Trust’s investment advisory agreement in return for the advisory and asset allocation services provided by the Adviser. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management Company by the Underlying Funds in which the Fund invests. See “Underlying Fund Expenses” below. The Adviser (and not the Fund) pays RCM a monthly fee, stated as a percentage of the average daily net assets of the Fund, at an annual rate of 0.15% for the first $100 million of net assets, 0.10% for the next $150 million of net assets, 0.05% for the next $750 million of net assets and 0.025% on net assets in excess of $1 billion.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and RCM with respect to the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended December 31, 2006.

Administrative Fees

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B and Class C shareholders of the Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to those classes of shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party administrative services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small funds, but the excess of the fee over costs generally increases as funds grow in asset size. The Fund does bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as taxes and governmental fees, brokerage fees, commissions (if any) and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

The Fund pays monthly administrative fees to the Administrator at an annual rate of 0.40%, which is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion. To the extent any such reduction in fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Allianz Global Investors Multi-Style Fund Prospectus	41

The Fund also indirectly pays its proportionate share of the administrative fees charged by the Administrator and Pacific Investment Management Company to the Underlying Funds in which the Fund invests. See “Underlying Fund Expenses” below.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Underlying Fund Expenses

The expenses associated with investing in a “fund of funds,” such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level.

The Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

•	The Fund does not pay any fees for asset allocation or advisory services under the Trust’s investment advisory agreement.

•	The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

42	Allianz Global Investors Multi-Style Fund Prospectus

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year, unless otherwise indicated). Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund’s assets are allocated from time to time among the Underlying Funds. See “Fees and Expenses of the Fund” in the Fund Summary above.

Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):
Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(5)	Total Fund Operating Expenses
CCM Capital Appreciation	[ ]%	[ ]%	[ ]%	[ ]%
CCM Emerging Companies	[ ]%	[ ]%	[ ]%	[ ]%
CCM Focused Growth	[ ]%	[ ]%	[ ]%	[ ]%
CCM Mid-Cap	[ ]%	[ ]%	[ ]%	[ ]%
NACM Emerging Markets Opportunities	[ ]%	[ ]%	[ ]%(9)	[ ]%
NACM Global	[ ]%	[ ]%	[ ]%	[ ]%(12)
NACM Growth	[ ]%	[ ]%	[ ]%	[ ]%
NACM Income & Growth	[ ]%	[ ]%	[ ]%	[ ]%
NACM International	[ ]%	[ ]%	[ ]%	[ ]%(8)
NACM Mid-Cap Growth	[ ]%	[ ]%	[ ]%	[ ]%
NACM Pacific Rim	[ ]%	[ ]%	[ ]%	[ ]%
NFJ All-Cap Value	[ ]%	[ ]%	[ ]%	[ ]%(7)
NFJ Dividend Value	[ ]%	[ ]%	[ ]%	[ ]%
NFJ International Value	[ ]%	[ ]%	[ ]%	[ ]%
NFJ Large-Cap Value	[ ]%	[ ]%	[ ]%	[ ]%
NFJ Mid-Cap Value	[ ]%	[ ]%	[ ]%(9)	[ ]%
NFJ Small-Cap Value	[ ]%	[ ]%	[ ]%	[ ]%(12)
OCC Core Equity	[ ]%	[ ]%	[ ]%	[ ]%
OCC Equity Premium Strategy	[ ]%	[ ]%	[ ]%	[ ]%
OCC Growth	[ ]%	[ ]%	[ ]%	[ ]%
OCC International Equity	[ ]%	[ ]%	[ ]%(9)	[ ]%
OCC Opportunity	[ ]%	[ ]%	[ ]%	[ ]%
OCC Renaissance	[ ]%	[ ]%	[ ]%	[ ]%(11)
OCC Target	[ ]%	[ ]%	[ ]%	[ ]%
OCC Value	[ ]%	[ ]%	[ ]%	[ ]%
RCM Global Resources	[ ]%	[ ]%	[ ]%	[ ]%
RCM Global Small-Cap	[ ]%	[ ]%	[ ]%	[ ]%

Allianz Global Investors Multi-Style Fund Prospectus	43

Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):
Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(5)	Total Fund Operating Expenses
RCM International Growth Equity	[ ]%	[ ]%	[ ]%	[ ]%
RCM Large-Cap Growth	[ ]%	[ ]%	[ ]%	[ ]%
RCM Mid-Cap	[ ]%	[ ]%	[ ]%	[ ]%
RCM Small-Cap Growth	[ ]%	[ ]%	[ ]%	[ ]%(10)
RCM Strategic Growth Fund	[ ]%	[ ]%	[ ]%	[ ]%(10)
RCM Technology	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Money Market	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Short-Term	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Low Duration	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Moderate Duration	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Total Return	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Total Return II	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Long-Term U.S. Government	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Global Bond (Unhedged)	[ ]%	[ ]%	[ ]%(1)	[ ]%
PIMCO Foreign Bond (U.S. Dollar-Hedged)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Emerging Markets Bond	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO High Yield	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Real Return	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Convertible	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Developing Local Markets	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Diversified Income	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Floating Income	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Foreign Bond (Unhedged)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Global Bond (U.S. Dollar-Hedged)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO GNMA	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Investment Grade Corporate Bond	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Low Duration II	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Low Duration III	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Mortgage-Backed Securities(13)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Municipal Bond	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Short Duration Municipal Income	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO StocksPLUS	[ ]%	[ ]%	[ ]%	[ ]%

(1)	Interest expense for the prior fiscal year did not exceed 1 basis point (0.01%). Interest expense is generally incurred as a result of investment management activities.

44	Allianz Global Investors Multi-Style Fund Prospectus

Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):
Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(5)	Total Fund Operating Expenses
PIMCO Commodity RealReturn Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO European StocksPLUS® TR Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Far East (ex Japan) StocksPLUS® TR Strategy	[ ]%	[ ]%	[ ]%(2)	[ ]%
PIMCO Fundamental IndexPLUSTM	[ ]%	[ ]%	[ ]%	[ ]%(3)
PIMCO Fundamental IndexPLUSTM TR	[ ]%	[ ]%	[ ]%	[ ]%(3)
PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Small Cap StocksPLUS® TR	[ ]%	[ ]%	[ ]%	[ ]%(4)
PIMCO Japanese StocksPLUS TR Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Real Return Asset	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO RealEstate-Real Return Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO StocksPLUS® Municipal-Backed	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO StocksPLUS® Total Return	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO StocksPLUS® TR Short Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Total Return III	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Extended Duration	[ ]%	[ ]%	[ ]%	[ ]%(6)
PIMCO Long Duration Total Return	[ ]%	[ ]%	[ ]%	[ ]%(6)

(2)	Reflects line of credit expense. Interest expense is generally incurred as a result of investment management activities.
(3)	Until 3/31/07, PIMCO contractually agreed to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets. Thus, the Fund’s Net Operating Expenses were [ ]% less than gross Total Fund Operating Expenses in the table.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses exceed 0.7449% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.
(5)

Other Expenses includes expenses (e.g., organizational expenses, interests expenses and pro rata trustee fees) attributable to the Institutional Class shares. For the Extended Duration, Long Duration Total Return and Small Cap StocksPLUS® TR Funds, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund’s Institutional Class shares and include the Fund’s organizational expenses.

(6)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses exceed 0.5049% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal

Allianz Global Investors Multi-Style Fund Prospectus	45

year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(7)	Total Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.
(8)	Does not include non-recurring expenses, all of which were incurred during the Fund’s initial fiscal year.
(9)	Based upon estimated amounts for the Fund’s initial fiscal year ending June 30, 2008.
(10)	Total Annual Fund Operating Expenses do not include organizational expenses, all of which were incurred during the Fund’s initial fiscal year.
(11)	The Fund’s advisory fee has been reduced by 0.10% to 0.50%. This advisory fee reduction will continue until at least December 31, 2007.
(12)	Effective January 1, 2007, the Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.
(13)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund various Underlying Funds and other affiliated investment companies, the Fund’s and the

46	Allianz Global Investors Multi-Style Fund Prospectus

Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund and the Underlying Funds or on the ability of AGIFM, AGID or the sub-advisers to perform their respective contracts with respect to the Fund and the Underlying Funds.

Allianz Global Investors Multi-Style Fund Prospectus	47

Investment Options—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of the Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

• You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

• You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

• Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

• You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

• A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

Class B Shares

• You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B

48	Allianz Global Investors Multi-Style Fund Prospectus

shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

• A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

• Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class B shares purchased on or before December 31, 2001 or after September 30, 2004 automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004). After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

• For information about the CDSC calculation and conversion date of shares received in an exchange, please see the Guide.

Class C Shares

• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

• A redemption fee of 2.00% will generally apply to any shares that are exchanged or redeemed within 7 days after their acquisition (including acquisition by exchange). See “How to Buy and Sell Shares—Redemption Fees.”

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven (or eight) years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven (or eight) years.

All Classes

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Allianz Global Investors Multi-Style Fund Prospectus	49

Initial Sales Charges—Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Fund and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors that purchase $1,000,000 or more of the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Initial Sales Charge—Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or PIMCO Funds (other than the PIMCO Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).  A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quality Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

50	Allianz Global Investors Multi-Style Fund Prospectus

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Allianz Global Investors Multi-Style Fund Prospectus	51

Sales at Net Asset Value.  In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to trustees of the Fund or the Underlying Funds; employees of the Adviser and Distributor; certain types of accounts or account holders, including, but not limited to: employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Fund issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;

•	any account of the investor at another financial intermediary; and

•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Class B and Class C Shares

As discussed above, Class B and Class C shares of the Fund are not subject to an initial sales charge.

52	Allianz Global Investors Multi-Style Fund Prospectus

Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

* After the seventh year, Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares. As noted above, Class B shares purchased after December 31, 2001 but before October 1, 2004, convert into Class A shares after eight years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated-

Shares Purchased After December 31, 2001

Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the

Allianz Global Investors Multi-Style Fund Prospectus	53

shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC for shares purchased after December 31, 2001:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs are Calculated-

Shares Purchased On or Before December 31, 2001

For shares purchased on or before December 31, 2001, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) differs from that described above. For these shares, a CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC on shares purchased on or before December 31, 2001:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would

54	Allianz Global Investors Multi-Style Fund Prospectus

be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

Shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged. In addition, Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged and will convert into Class A shares at the same time as the original shares would have converted into Class A shares. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	None
Class B	0.25%	0.75%
Class C	0.25%	0.75%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class B and Class C shares may not pay initial sales charges, the

Allianz Global Investors Multi-Style Fund Prospectus	55

distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurances companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of Allianz Funds (the “Trust”), other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made

56	Allianz Global Investors Multi-Style Fund Prospectus

to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund may use financial firms that sell Fund shares to make transactions for the Fund’s portfolio, the Fund, the Adviser and the Underlying Funds’ Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Fund—Administrative Fees” above.

Allianz Global Investors Multi-Style Fund Prospectus	57

How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Class A, Class B and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The assets of the Fund consist predominantly of shares of the Underlying Funds, which are valued at their respective NAVs. Fund and Underlying Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Fund or an Underlying Stock Fund may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating the NAV of an Underlying Fund’s shares (except shares of the PIMCO Money Market Fund and as otherwise noted below), the Underlying Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments may be determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. The PIMCO Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. Short-term investments by the Fund and the Underlying Funds having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), an Underlying Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees of the Underlying Fund (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine an Underlying Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by an Underlying Fund.

The Underlying Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Underlying Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Underlying Funds may, among other things, consider

58	Allianz Global Investors Multi-Style Fund Prospectus

significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Underlying Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The use of fair value pricing by Underlying Funds may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Underlying Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Underlying Funds’ shares, and NAV of the Fund’s shares, may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and NAV of the Underlying Funds’ shares, and NAV of the Fund’s shares, may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund. The calculation of the Underlying Funds’ and the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Allianz Global Investors Multi-Style Fund Prospectus	59

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

Allianz Funds and PIMCO Funds Shareholders’ Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide (the “Guide”), which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, redemption fee or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange before the NAV has been calculated and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also

60	Allianz Global Investors Multi-Style Fund Prospectus

independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

• Directly from the Trust.  To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

An investor should invest in the Fund for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust and the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Allianz Global Investors Multi-Style Fund Prospectus	61

Investment Minimums

The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the limit is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. The Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of another series of the Trust or PIMCO Funds subject to any restrictions on exchanges set forth in the applicable fund’s or series’ prospectus(es). In addition, you may exchange your Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the

62	Allianz Global Investors Multi-Style Fund Prospectus

“RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which AGIFM serves as investment manager and its affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. See “Exchanges for Interval Funds” below. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within 7 days after their acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs (without a sales charge), minus any Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares. Because the Fund and the Underlying Funds will not always be able to detect market timing activity, investors should not assume that the Fund or the Underlying Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund or the Underlying Funds. For example, it is more difficult for the Fund or the Underlying Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Exchanges for Interval Funds. As noted above, you may exchange your Class A shares of the Fund for Class A shares of the RCM EcoTrendsSM Fund and other “interval” funds that may be established and managed by the Adviser and its affiliates in the future. Like other exchanges, your shares of the Fund will be exchanged for shares of the RCM EcoTrendsSM Fund or another interval fund on the basis of their respective NAVs, minus any Redemption Fee applicable to your investment in the Fund, next calculated after your exchange order is received by the Dis-

Allianz Global Investors Multi-Style Fund Prospectus	63

tributor. Unlike the Fund and other open-end investment companies, the RCM EcoTrendssm Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Underlying Funds’ investment strategies may make the Fund more susceptible to market timing activities. For example, since certain Underlying Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Underlying Funds’ non-U.S. portfolio securities and the determination of such Underlying Fund’s (and the Fund’s) net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Underlying Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares re-

64	Allianz Global Investors Multi-Style Fund Prospectus

deemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Underlying Funds’ portfolio securities. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

• Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

Allianz Global Investors Multi-Style Fund Prospectus	65

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer,

66	Allianz Global Investors Multi-Style Fund Prospectus

Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you may incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class A, Class B and Class C shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable contingent deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition, including shares acquired through exchanges. The Redemption

Allianz Global Investors Multi-Style Fund Prospectus	67

Fees discussed above are effective for shares acquired (including shares acquired through exchange).

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Adviser or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

• Limitations on Identifying Transactions Subject to the Redemption Fee.  The Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as

68	Allianz Global Investors Multi-Style Fund Prospectus

unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

• Waivers of Redemption Fees. The Fund has elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

Allianz Global Investors Multi-Style Fund Prospectus	69

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund (a “Share Class Conversion”).

• Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.   Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another Fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts

70	Allianz Global Investors Multi-Style Fund Prospectus

to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of theses programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemental prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Allianz Global Investors Multi-Style Fund Prospectus	71

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

72	Allianz Global Investors Multi-Style Fund Prospectus

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare and distribute income dividends to shareholders of record quarterly.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•

Invest all distributions in shares of the same class of another series of the Trust or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Allianz Global Investors Multi-Style Fund Prospectus	73

Tax Consequences

Taxes on Fund distributions

A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

The Fund’s use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See “Taxation—Distributions” in the Statement of Additional Information.

Taxes When You Sell (Redeem) or Exchange Your Shares of the Fund

Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders. When you exchange shares of the Fund for shares of another series of the Trust, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

74	Allianz Global Investors Multi-Style Fund Prospectus

Redemption by the Fund of Underlying Fund Shares

Depending on the Fund’s percentage ownership in an Underlying Fund before and after a redemption of Underlying Fund shares, the Fund’s redemption of shares of such Underlying Fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where the Fund holds a significant interest in an Underlying Fund and redeems only a relatively small portion of such interest. This could cause you to recognize higher amounts of ordinary income than if you had held the shares of the Underlying Funds directly. In addition, in certain circumstances, the “wash sale” rules may apply to the Fund’s sale of Underlying Fund shares that have generated losses.

• A Note on Non-U.S. Investments. An Underlying Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You will not be able to claim a credit or deduction with respect to foreign taxes. In addition, an Underlying Fund’s investment in non-U.S. securities or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of distributions.

Backup Withholding

The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S., state and local income tax laws to Fund dividends and capital gains distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Allianz Global Investors Multi-Style Fund Prospectus	75

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [                                        ], whose report, along with the Fund financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income (Loss)(a)			Net Realized/ Unrealized Gain (Loss) on Investments(a)		Total Income (Loss) from Investment Operations			Dividends from Net Investment Income
Class A
06/30/2007	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]
06/30/2006		11.08			0.19			0.80		0.99			(0.16)
06/30/2005		10.60			0.22			0.50		0.72			(0.24)
06/30/2004		9.28			0.24			1.29		1.53			(0.21)
06/30/2003		9.24			0.25			0.03		0.28			(0.24)
Class B
06/30/2007	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]
06/30/2006		11.01			0.10			0.81		0.91			(0.07)
06/30/2005		10.55			0.14			0.48		0.62			(0.16)
06/30/2004		9.25			0.17			1.29		1.46			(0.16)
06/30/2003		9.21			0.18			0.04		0.22			(0.18)
Class C
06/30/2007	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]
06/30/2006		11.01			0.10			0.81		0.91			(0.07)
06/30/2005		10.55			0.14			0.48		0.62			(0.16)
06/30/2004		9.25			0.16			1.26		1.42			(0.12)
06/30/2003		9.21			0.18			0.03		0.21			(0.17)

(a)	Calculated on average shares outstanding during the year.
(b)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Fund invests.
(c)	Less than $0.01 per share.

76	Allianz Global Investors Multi-Style Fund Prospectus

Distributions from Net Realized Capital Gains			Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee(a)			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	(0.13)			–			(0.29)		–	(c)		11.78		9.03			65,643		0.65		1.65		6
	–			–			(0.24)		–			11.08		6.84			48,049		0.65		2.04		25
	–			–			(0.21)		–			10.60		16.21			35,618		0.65		2.34		23
	–			–			(0.24)		–			9.28		3.15			11,675		0.65		2.86		13

$	[	]	$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	(0.13)			–			(0.20)		–	(c)		11.72		8.20			80,506		1.40		0.86		6
	–			–			(0.16)		–			11.01		5.91			71,858		1.40		1.30		25
	–			–			(0.16)		–			10.55		15.39			62,692		1.40		1.64		23
	–			–			(0.18)		–			9.25		2.44			15,617		1.40		2.12		13

$	[	]	$	[	]	$	[ ]	$	[	]	$	[	]	[	]%	$	[	]	[	]%	[	]%	[	]%
	(0.13)			–			(0.20)		–	(c)		11.72		8.21			140,987		1.40		0.87		6
	–			–			(0.16)		–			11.01		5.92			120,586		1.40		1.31		25
	–			–			(0.12)		–			10.55		15.35			100,419		1.40		1.61		23
	–			–			(0.17)		–			9.25		2.40			39,761		1.40		2.10		13

Allianz Global Investors Multi-Style Fund Prospectus	77

Allianz Global Investors Multi-Style Fund

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. In addition, the current Trust prospectuses and the prospectuses of PIMCO Funds relating to Institutional Class shares of the Underlying Funds contain additional information about the Underlying Funds. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund or the Underlying Funds, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, the Fund and the Underlying Funds, including the SAI and the Underlying Fund prospectuses, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund and the Underlying Funds.

File No. 811-6161

AZ048_16455

Allianz Funds Prospectus

Allianz Funds

November 1, 2007

Share Class
Institutional

This Prospectus describes Allianz Global Investors Multi-Style Fund, a mutual fund offered by Allianz Funds (the “Trust”).

The Fund invests in a diversified portfolio of other Allianz Funds and series of PIMCO Funds, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company LLC. This Prospectus explains what you should know about the Fund before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund seeks long-term capital appreciation and current income. The Fund seeks to achieve its investment objective by investing within specified equity and fixed income targets and ranges among certain Funds in the Allianz Funds and PIMCO Funds family. The Fund invests only in Funds in the Allianz Funds and PIMCO Funds family. The Allianz Funds and PIMCO Funds in which the Fund invests are called Underlying Funds or Funds in this Prospectus.

Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds.

Under normal conditions, approximately 60% (range of 50%–70%) of the Fund’s assets will be allocated among Underlying Stock Funds and 40% (range of 30%–50%) among Underlying Bond Funds. Other important characteristics are described in the Fund Summary beginning on page 4, and are discussed in greater detail under “Investment Objectives and Principal Investment Strategies.” A “Summary of Principal Risks” begins on page 6.

Risk/Return Comparison

An investor should choose the Fund based on personal investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the Fund might be suitable for investors that have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility. Note that these assumptions may not be correct in future market conditions.

It is possible to lose money on an investment in the Fund. While the Fund provides a relatively high level of diversification in comparison to most mutual funds, the Fund may not be suitable as a complete investment program. The fact that the Fund or an Underlying Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or will appreciate at a slower rate. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Strategies

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser has retained as sub-adviser RCM Capital Management LLC (“RCM” or the “Sub-Adviser”), an affiliate of the Adviser, to provide a continuous investment program for the Fund and allocate the Fund’s investments among the Underlying Funds. RCM selects the Underlying Funds in which the Fund may invest. RCM determines how the Fund allocates and reallocates its assets among the Underlying Funds according to the Fund’s equity/fixed income allocation targets and ranges. RCM attempts to diversify the Fund’s assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

The major equity asset classes and sub-classes held by the Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed non-U.S. fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

Please see “Underlying Funds” in this Prospectus for a description of the Underlying Funds as categorized by their investment styles and main investments.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. RCM does not allocate the Fund’s assets according to a predetermined blend of particular Underlying Funds. Instead, RCM regularly determines the mix of Underlying Funds appropriate for the Fund by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, RCM considers various quantitative and qualitative data relating to the U.S. and non-U.S. economies and securities markets. This data includes projected growth trends in the U.S. and non-U.S. economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and

2	Allianz Funds

Summary Information (continued)

projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RCM may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

RCM then allocates the Fund’s assets among the Underlying Funds to fill out the asset class and sub-class weightings it has identified according to the Fund’s equity/fixed income targets and ranges. RCM has the flexibility to reallocate the Fund’s assets in varying percentages among any or all of the Underlying Funds based on RCM’s ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of Funds" Structure and Expenses

The term “fund of funds” is used to describe mutual funds, such as the Fund, that pursue their investment objectives by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

Fund Description and Fees

The following Fund Summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. A fuller discussion of the Fund’s investment strategies and related information is included under “Investment Objectives and Principal Investment Strategies” in this Prospectus.

Prospectus	3

Allianz Global Investors Multi-Style Fund	Ticker Symbol: PALLX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation and current income Dividend Frequency Quarterly	Allocation Strategy Underlying Stock Funds Underlying Bond Funds	Target 60% 40%	Range 50%–70% 30%–50%

The Fund seeks long-term capital appreciation and current income by normally investing approximately 60% (within a range of 50%–70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%–50%) of its assets in Underlying Bond Funds. The Fund’s fixed income component may include a money market component. The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.

Please see “Asset Allocation Strategies” on page 2 for a summary of how the Sub-Adviser allocates and reallocates the Fund’s assets among particular Underlying Funds.

The Fund may concentrate investments in a particular Underlying Fund by investing more than 25% of its assets in that Fund.

Based on the Fund’s equity/fixed income allocation strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility. The Fund recently changed its name from the “Allianz AMM Asset Allocation Fund.”

Principal Risks

Allocation Risk  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Fund is that the Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds will not produce the desired results, and therefore the Fund may not achieve its investment objective.

Underlying Fund Risks  The value of your investment in the Fund is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund’s allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Fund, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Commodity Risk • Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk	• European Concentration Risk • Far Eastern (excluding Japan) Concentration Risk • Fixed Income Risk • Focused Investment Risk • High Yield Risk • Index Risk • Interest Rate Risk • IPO Risk	• Japanese Concentration Risk • Leveraging Risk • Liquidity Risk • Management Risk • Mortgage Risk • Non-U.S. Investment Risk • Real Estate Risk • REIT Risk • Tax Risk • Variable Dividend Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of broad-based securities market indexes and a performance average of other similar mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. For periods prior to the inception of Institutional Class shares (3/99), the Average Annual Total Returns table also shows estimated historical performance for those classes based on the performance of the Fund’s Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class shares. The Fund’s past performance before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	Allianz Funds

Allianz Global Investors Multi-Style Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)
More Recent Return Information

	1/1/07–9/30/07	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest [ ]	[ ]%

	Lowest [ ]	[ ]%

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	5 Years	Fund Inception (9/30/98)(6)
Institutional Class – Before Taxes(1)	[ ]%	[ ]%	[ ]%
Institutional Class – After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares(1)	[ ]%	[ ]%	[ ]%
Russell 3000 Index(2)	[ ]%	[ ]%	[ ]%
Lehman Brothers Aggregate Bond Index(3)	[ ]%	[ ]%	[ ]%
Lipper Balanced Fund Average(4)	[ ]%	[ ]%	[ ]%
Blended Index(5)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)	The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.
(3)

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

(4)

The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.

(5)

The Blended Index represents the blended performance of a hypothetical index developed by the Adviser made up of 48% Russell 3000 Index, 12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indexes.

(6)	The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Other Expenses
Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Administrative Fees(1)	Underlying Fund Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses(1)
Institutional	None	None	[0.15]%	[ ]%	[ ]%	[ ]%

(1)

The Administrative Fees for the Fund do not reflect a voluntary fee waiver of 0.05% currently in effect. While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Fund Operating Expenses are estimated to be [    ]%.

(2)

Based on expenses incurred during the most recent fiscal year. Underlying Fund Expenses for the Fund are based upon a recent allocation of the Fund’s assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see “Management of the Fund—Underlying Fund Expenses.” Total Annual Fund Operating Expenses and the Examples set forth below are based on Underlying Fund Expenses the Fund incurred during its most recent fiscal year. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund’s assets, and may be higher or lower than those shown above.

(3)

Estimate of expenses attributable to the Fund’s investment in one or more funds, including ETFs, that the Fund bears indirectly. The Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$[ ]	$[ ]	$[ ]	$[ ]

Taking into account the Administrative Fee waiver described in footnote (1) above, the Examples for Years 1, 3, 5 and 10, respectively, are as follows: $[    ], $[    ], $[    ] and $[    ].

Prospectus	5

Summary of Principal Risks

The value of an investment in the Fund changes with the values of the Fund’s investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s investments as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary beginning on page 4 and are summarized alphabetically in this section. The Fund may be subject to additional principal risks and risks other than those described below or in the Fund Summary because the types of investments made by the Underlying Funds can change over time. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on investments in the Fund.

The following summarizes principal risks associated with investments in the Underlying Funds and, indirectly, with your investment in the Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For more information about these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Funds’ prospectuses. This summary is qualified in its entirety by reference to the prospectuses and statements of additional information of each Underlying Fund, which are available free of charge by telephoning the Trust at 1-800-498-5413.

Allocation Risk

The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that the Sub-Adviser will make less than optimal or poor asset allocation decisions and/or that the Sub-Adviser will make less than optimal decisions in selecting the Underlying Funds in which the Fund invests. The Sub-Adviser attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the Sub-Adviser’s allocation techniques will produce the desired results. It is possible that the Sub-Adviser will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Commodity Risk

An Underlying Fund’s investments in commodity-linked derivative instruments may subject the Underlying Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Convertible Securities

Certain Underlying Funds may invest in convertible securities. Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying Fund is called for redemption or conversion, the Underlying Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, an Underlying Fund may be forced to convert a security before it would otherwise choose, which may decrease the Underlying Fund’s return.

6	Allianz Funds

Synthetic Convertible Securities.  “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value.

Credit Risk

All of the Underlying Funds may be subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”).

The Underlying Funds that invest in fixed income securities (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund’s share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or non-U.S. governments. Even certain U.S. Government securities are subject to credit risk. Some Underlying Funds may invest 25% or more of their assets in obligations issued by U.S. banks. Such Underlying Funds will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

Currency Risk

Many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in countries outside the U.S. may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or other governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, an Underlying Fund’s investments in foreign currency denominated securities may reduce the returns of such Underlying Fund.

Derivatives Risk

Many of the Underlying Funds may, but are not required to, use a number of derivative instruments. The Underlying Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Underlying Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund’s portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

A description of the various derivative instruments in which the Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an

Prospectus	7

understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments. Leveraging risk may be especially applicable to Underlying Funds that may write uncovered (or “naked”) options.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located outside the U.S.) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of an Underlying Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund’s use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Emerging Markets Risk

Certain Underlying Funds that invests in non-U.S. securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Certain Underlying Funds may invest in the securities of issuers tied economically to countries outside of the U.S. with developing or “emerging market” economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries outside the U.S. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Underlying Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

8	Allianz Funds

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. In addition to common stocks, equity securities include, among others, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

An Underlying Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that its portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If an Underlying Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

European Concentration Risk

When an Underlying Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far East (excluding Japan) Concentration Risk

An Underlying Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of many Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated dramatically in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Fixed Income Risk

All of the Underlying Funds that invest in fixed income securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund’s investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

“Duration” is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than Funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

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Many Underlying Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Underlying Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Underlying Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Underlying Fund’s net asset value. Similarly, certain Underlying Bond Funds may have more risk because they may invest a substantial portion of their assets in bonds of similar projects or from issuers in the same state. Some of those issuers also may present substantial credit or other risks. Diversified Underlying Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Underlying Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular non-U.S. currency or in a narrowly defined geographic area outside the United States. Similarly, an Underlying Fund that focuses its investments in a certain type of issuer (i.e., biotechnology, healthcare, and/or technology issuers) is particularly vulnerable to events affecting such type of issuer. Also, certain Underlying Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”) such as the “technology” or “financial and business services” sectors. The industries comprising any particular sector and investments in a particular non-U.S. currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Although the Fund normally invests in a number of different Underlying Funds, to the extent that the Fund concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

High Yield Risk

High yield securities (commonly known as “junk bonds”) are fixed income securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities determined to be of comparable quality. Underlying Bond Funds which invest in high yield securities may be subject to greater levels of interest rate, credit and liquidity risk than Funds that invest exclusively in higher quality fixed income securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund’s ability to sell them (liquidity risk). If an issuer of a security is in default with respect to interest or principal payments, an underlying Bond Fund may lose its entire investment.

Index Risk

Because certain of the Underlying Funds invest in derivatives that are linked to the performance of an Index, they will be subject to the risks associated with changes in the applicable index. If the applicable index changes such an Underlying Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Underlying Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by an Underlying Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

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IPO Risk

Certain Underlying Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time an Underlying Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offering in an IPO may be made available to an Underlying Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when Underlying Funds are unable to invest significantly or at all in IPOs may be lower than during period when the Underlying Funds are able to do so. In addition, as the Fund or an Underlying Fund increases in size, the impact of IPOs on the Fund’s and the Underlying Fund’s performance will generally decrease.

Issuer Risk

The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Japanese Concentration Risk

An Underlying Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s, and it continues to languish. The Japanese government has not dealt effectively with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending; should any or all of these problems persist or worsen, an Underlying Fund invested in such securities could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Leveraging Risk

Leverage, including borrowing, will cause the value of an Underlying Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities. The Underlying Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Underlying Fund, for any reason, is unable to close out the transaction. In addition, to the extent an Underlying Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Underlying Fund’s investment income, resulting in greater losses.

Liquidity Risk

Many of the Underlying Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing an Underlying Fund from selling out of these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk

Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser, Pacific Investment Management Company LLC (“Pacific Investment Management Company”) and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Underlying Funds, but there can be no guarantee that they will produce the desired results.

Market Risk

The market price of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a

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particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock Funds are particularly sensitive to these market risks.

Mortgage Risk

Most of the Underlying Bond Funds may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Non-U.S. Investment Risk

Many Underlying Funds invest in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). These Funds may experience more rapid and extreme changes in value than Underlying Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. Underlying Funds that invest primarily in non-U.S. securities will be explicitly subject to these risks.

The securities markets of many countries outside the U.S. are relatively small, with a limited number of companies representing a small number of industries. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of non-U.S. securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries outside the U.S. differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect an Underlying Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, an Underlying Fund could lose its entire investment in non-U.S. securities. To the extent that an Underlying Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Underlying Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with non-U.S. investments. Adverse conditions in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. and non-U.S. tax considerations may apply to an Underlying Fund’s investment in non-U.S. securities.

Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Real Estate Risk

An Underlying Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code. The organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

REIT Risk

An Underlying Fund that invests in REITs is subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. An Underlying Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through an Underlying Fund, the Fund will bear not only its proportionate share of the expenses of the Underlying Fund, but also, indirectly, similar expenses of the REITs.

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Smaller Company Risk

The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Underlying Funds that invest in companies with medium-sized market capitalization also have significant exposure to these risks. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Tax Risk

The PIMCO CommodityRealReturn Strategy Fund®, an Underlying Bond Fund in which the Fund may invest, gains exposure to the commodities markets through investments in commodity index-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. In order for the PIMCO CommodityRealReturn Strategy Fund to qualify as a regulated investment company under Subchapter M of the Code, the PIMCO CommodityRealReturn Strategy Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Rule 2006-01 issued on December 16, 2005. Subsequently, the Internal Revenue Service (the “IRS”) has issued Revenue Ruling 2006-31 and private letter rulings to at least two other funds in which the IRS concluded that income from certain commodity index-linked notes is qualifying income. The Underlying Fund also has obtained an opinion of counsel with respect to the treatment of income from commodity index-linked notes as qualifying income under the Code. Such an opinion is not binding upon the IRS. Based on Revenue Rule 2006-31, IRS guidance and advice of counsel, the PIMCO CommodityRealReturn Strategy Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes. PIMCO believes it can continue to successfully operate the PIMCO CommodityRealReturn Strategy Fund in a manner consistent with the PIMCO CommodityRealReturn Strategy Fund’s current investment objective by investing in these commodity index-linked notes. The use of commodity index-linked notes involves specific risks. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the PIMCO CommodityRealReturn Strategy Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the PIMCO CommodityRealReturn Strategy Fund may receive more or less principal than it originally invested. The PIMCO CommodityRealReturn Strategy Fund might receive interest payments on the note that are more or less than the stated coupon interest payments. The PIMCO CommodityRealReturn Strategy Fund will continue to seek ways to make use of other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and alternative structures within the PIMCO CommodityRealReturn Strategy Fund to gain exposure to commodity markets.

Underlying Fund Risks

Because the Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund is closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund’s investment in a particular Underlying Fund may exceed 25% of its assets. In the past, the Fund has invested more than 25% of its assets in the PIMCO Total Return Fund. For information about the Fund’s allocation among the Underlying Funds, please see “Underlying Funds—Portfolio Holdings.” To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

Variable Dividend Risk

Because a significant portion of securities held by certain Underlying Bond Funds may have variable or floating interest rates, the amounts of the Underlying Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease. Because of the nature of distributions received by the Underlying Stock Funds, it is expected that the Underlying Stock Funds, to the extent they make distributions, will make them in varying amounts.

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A Note on PIMCO StocksPLUS Fund

The Fund may invest in PIMCO StocksPLUS® Fund. While the investment objective of that Fund is to achieve a total return which exceeds the total return performance of the S&P 500 Index, it does so by investing substantially all of its assets in S&P 500 derivative instruments, backed by a portfolio of fixed income securities. Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P 500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both

S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.

Investment Objectives and Principal Investment Strategies

The Fund seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% (range of 50%–70%) of the Fund’s assets will be allocated among Underlying Stock Funds and 40% (range of 30%–50%) among Underlying Bond Funds. The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund’s investments will change, the net asset value per share of the Fund will also vary.

The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds and is managed by the Adviser and/or its affiliates.

The Adviser serves as the investment adviser to the Fund. The Adviser has retained as sub-adviser RCM Capital Management LLC (“RCM” or the “Sub-Adviser”), an affiliate of the Adviser, to provide a continuous investment program for the Fund and allocate the Fund’s investments among the Underlying Funds. RCM selects the Underlying Funds in which the Fund may invest. RCM determines how the Fund allocates and reallocates its assets among the Underlying Funds according to the Fund’s equity/fixed income allocation targets and ranges. Please see “Asset Allocation Strategies” in the Fund Summary above for a description of the allocation strategies and techniques used by RCM.

The Fund invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that the Fund will invest in only some of the Underlying Funds at any particular time. The Fund’s investment in a particular Underlying Fund may exceed 25% of the Fund’s total assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. In addition, to the extent that the Fund invests a significant portion of its assets in Underlying Funds that focus their investments on a particular industry or geographic area, then the Fund will similarly have increased exposure to such industry or geographic area. The particular Underlying Funds in which the Fund may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of the Fund’s assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Fund’s shareholders. The Fund is also subject to certain investment restrictions that are described under “Investment Restrictions” in the Statement of Additional Information. In addition, not all Underlying Funds may be available for investment at all times.

Equity Portion of the Fund

The equity portion of the Fund will be allocated among a number of Underlying Stock Funds which represent a broad range of equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Funds, the equity portion of the Fund can be diversified in multiple ways, including the following:

By Investment Style/Category

•	Growth
•	Blend (Broad Market)
•	Value
•	Enhanced Index
•	Sector-Related

By Region

•	U.S. Equities
•	International Equities

14	Allianz Funds

By Size

•	Large-Cap
•	Mid-Cap
•	Small-Cap

For a description of the Underlying Stock Funds and their investment objectives and strategies, please see “Underlying Funds.”

Fixed Income Portion of the Fund

The fixed income portion of the Fund will be allocated among a number of Underlying Bond Funds which represent a broad range of fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Funds, the fixed income portion of the Fund can be diversified in multiple ways, including the following:

By Sector/Investment Specialty

•	Governments
•	Mortgages
•	Corporate
•	Inflation-Indexed

By Region

•	U.S. Fixed Income
•	Developed Non-U.S. Fixed Income
•	Emerging Markets Fixed Income

By Credit Quality

•	Investment Grade/Money Market
•	Medium Grade
•	High Yield

By Duration

•	Long-Term
•	Intermediate-Term
•	Short-Term

For a description of the Underlying Bond Funds and their investment objectives and strategies, please see “Underlying Funds.”

Temporary Defensive Strategies

In response to unfavorable market and other conditions, the Fund may invest up to 100% of its assets in PIMCO Money Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. The Fund may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Fund’s investment objective and principal investment strategies and may adversely affect the Fund’s ability to achieve its investment objective. Many of the Underlying Funds may also engage in temporary defensive strategies.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover.” Because RCM does not expect to reallocate the Fund’s assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Fund are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, a number of which have higher portfolio turnover rates. Higher portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance and the return to shareholders.

Changes in Investment Objectives and Policies

The investment objective, the equity/fixed income allocation targets and ranges, and, unless otherwise noted, other investment policies of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. In addition, each Underlying Fund may be subject to restrictions on their ability to

Prospectus	15

utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. If there is a change in the Fund’s investment objective, allocation target or range, or other investment policies, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.

Underlying Funds

The Fund invests all of its assets in Underlying Funds. Accordingly, the Fund’s investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory Arrangements for the Underlying Funds

The Adviser, a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”), serves as investment adviser for each of the Underlying Stock Funds, except that its affiliate, Pacific Investment Management Company, is the sole investment adviser to PIMCO StocksPLUS Fund. The Adviser retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include Cadence Capital Management LLC, RCM Capital Management LLC, NFJ Investment Group L.P., Nicholas-Applegate Capital Management LLC and Oppenheimer Capital LLC. Each sub-advisory firm (except Cadence Capital Management LLC) is an affiliate of the Adviser and Pacific Investment Management Company. Cadence Capital Management LLC was formerly an affiliate of the Adviser. Pacific Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying Funds, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Trust at 1-800-498-5413.

Underlying Stock Funds

The following provides a concise description of the investment objective, main investments and other information about each Underlying Stock Fund. For more information about these Funds, please see the Statement of Additional Information (including the summary descriptions of the Underlying Funds contained therein) and the Underlying Stock Fund prospectuses. These summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for Allianz Funds, which are available free of charge by telephoning the Trust at 1-800-498-5413.

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stock Funds	CCM Capital Appreciation	Growth of capital	Larger capitalization common stocks	75–95	$1 billion or more
	CCM Emerging Companies	Long-term growth of capital	Smaller capitalization common stocks	75–95	At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index
	CCM Focused Growth	Long-term growth of capital	Common stocks of companies in the Russell 1000 Growth Index	35–45	$100 million or more
	CCM Mid-Cap	Growth of capital	Medium capitalization common stocks	75–95	Same as the Russell Midcap Index
	NACM Growth	Long-term capital appreciation	Large capitalization equity securities	50–80	Upper 90% of the Russell 1000 Growth Index
	NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80–100	Same as the Russell Midcap Growth Index
	OCC Growth	Long-term growth of capital; income is an incidental consideration	Larger capitalization common stocks	40–60	$5 billion or more
	OCC Opportunity	Capital appreciation; no consideration is given to income	Smaller capitalization common stocks	70–110	Less than $2 billion

16	Allianz Funds

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
	OCC Target	Capital appreciation; no consideration is given to income	Medium capitalization common stocks	Up to 100	Between $1 billion and $10 billion
	RCM Large-Cap Growth	Long-term capital appreciation	Large capitalization equity securities	45–85	$3 billion or more
	RCM Mid-Cap	Long-term capital appreciation	Small to medium capitalization equity securities	85–125	Same as the Russell Midcap Growth Index
	RCM Small-Cap Growth	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and S&P SmallCap 600 Index
	RCM Strategic Growth	Capital appreciation	Equity and equity-related securities and derivatives	40–150	$500 million or more
Blend Stock Funds	NACM Income & Growth	Total return comprised of current income, current gains and capital appreciation	Combination of common stocks and other equity securities, debt securities and convertible securities	100-300	All capitalizations
	OCC Equity Premium Strategy	Long-term growth of capital and current income	Large capitalization common stocks; written call options	40–80	Greater than $5 billion
	OCC Core Equity	Long-term capital appreciation	Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace	40–55	Greater than $5 billion
Value Stock Funds	NFJ All-Cap Value (formerly NACM Flex-Cap Value)	Long-term growth of capital and income	Undervalued common stocks in a broad range of capitalizations	35–50	All capitalizations
	NFJ Dividend Value	Long-term growth of capital and income	Income producing common stocks with potential for capital appreciation	40–60	Greater than $2 billion
	NFJ Large-Cap Value	Long-term growth of capital and income	Undervalued large capitalization common stocks	40–60	Market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index
	NFJ Mid-Cap Value	Long-term growth of capital and income	Undervalued medium market capitalization common stocks	35–50	Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets
	NFJ Small-Cap Value	Long-term growth of capital and income	Undervalued small capitalization common stocks	100–150	Between $100 million and $3.5 billion
	OCC Renaissance	Long-term growth of capital and income	Undervalued stocks with improving business fundamentals	50–100	All capitalizations
	OCC Value	Long-term growth of capital and income	Undervalued larger capitalization stocks with improving business fundamentals	35–60	Greater than $5 billion
International Stock Funds	NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging markets stocks	125–150	All capitalizations

Prospectus	17

	Allianz/PIMCO Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
	NACM International	Maximum long-term capital appreciation	Companies located in the developed countries represented in the MSCI EAFE Index.	100–150	All capitalizations
	NACM Pacific Rim	Long-term growth of capital	Equity securities of Pacific Rim companies	75–125	All capitalizations
	NFJ International Value	Long-term growth of capital and income	Undervalued common stocks of non-U.S. companies with capitalizations greater than $1 billion	40–60	Greater than $1 billion
	OCC International Equity	Long-term capital appreciation	Common stocks of non-U.S. and international issuers which the portfolio manager believes are undervalued in the market place	35–65	All capitalizations, but primarily greater than $5 billion
	RCM International Growth Equity	Long-term capital appreciation	Equity securities of companies worldwide	50–115	In excess of $1 billion
Sector-Related Stock Funds	RCM Global Resources	Long-term capital appreciation	Equity securities of U.S. and non-U.S. natural resources companies	25–75	All capitalizations
	RCM Technology	Long-term capital appreciation	Equity securities of U.S. and non-U.S. technology-related companies	30–120	Greater than $500 million
Global Stock Funds	NACM Global	Maximum long-term capital appreciation	Equity securities of U.S. and non-U.S. companies	75–125	All capitalizations
	RCM Global Small-Cap	Long-term capital appreciation	Smaller capitalization equity securities	75–150	Same as the MSCI World Small-Cap Index

Underlying Bond Funds

The investment objective of each Underlying Bond Fund (except as provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The “total return” sought by most of the Underlying Bond Funds will consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. “Real return” is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For more information about these Funds, please see the Statement of Additional Information (including the descriptions of the Underlying Funds contained therein) and the Underlying Bond Fund prospectuses for PIMCO Funds. The summaries are qualified in their entirety by reference to the prospectuses and Statement of Additional Information for PIMCO Funds, which is available free of charge by telephoning the Trust at 1-800-498-5413.

	PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	PIMCO Money Market	Money market instruments	#90 days dollar- weighted average maturity	Min 95% Prime 1; #5% Prime 2	0%
	PIMCO Short-Term	Money market instruments and short maturity Fixed Income Instruments	#1 year	B to Aaa; max 10% below Baa	0–10%

18	Allianz Funds

	PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities(2)
	PIMCO Low Duration	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%
	PIMCO Floating Income	Variable and floating-rate securities and their economic equivalents	#1 year	Caa to Aaa; max 10% below B	No Limitation
	PIMCO Low Duration II	Short maturity Fixed Income Instruments	1–3 years	A to Aaa	0%
	PIMCO Low Duration III	Short maturity Fixed Income Instruments	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	PIMCO High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to Max. 5% Caa	0–20%
	PIMCO Moderate Duration	Short and intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
	PIMCO Total Return	Intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
	PIMCO Total Return II	Intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	Baa to Aaa	0%
	PIMCO Total Return III	Intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
	PIMCO GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	PIMCO Mortgage-Backed Securities(5)	Short and intermediate maturity mortgage-related Fixed Income Instruments	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	PIMCO Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0–30%
	PIMCO Diversified Income	Investment grade corporate, high yield and emerging market Fixed Income Instruments	3–8 years	Max 10% below B	No Limitation
Long Duration Bond Funds	PIMCO Long-Term U.S. Government	Long-term maturity fixed income securities	$8 years	A to Aaa	0%
	PIMCO Long Duration Total Return	Long-term maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa max 10% below Baa	0–30%
	PIMCO Extended Duration	Long-term maturity Fixed Income Instruments	+/- 3 years of its benchmark	B to Aaa max 10% below Baa	0–30%
International Bond Funds	PIMCO Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	$80%(3)
	PIMCO Emerging Markets Bond	Emerging market Fixed Income Instruments	#8 yrs	Max 15% below B	$80%(3)

Prospectus	19

	PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities(2)
	PIMCO Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	25–75%(3)
	PIMCO Foreign Bond (Unhedged)	Intermediate maturity non-U.S. Fixed Income Instruments	+/- 2 years of its benchmark	B to Aaa; max 10% below Baa	$80%(3)
	PIMCO Developing Local Markets	Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	#8 years	Max 15% below B	$80%(3)
Real Return Bond Funds	PIMCO Real Return	Inflation-indexed fixed income securities	+/- 3 years of its benchmark	B to Aaa; max 10% below Baa	0–30%
	PIMCO Commodity- RealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other Fixed Income Instruments	#10 years	B to Aaa; max 10% below Baa	0–30%
	PIMCO Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its benchmark	B to Aaa; max 20% below Baa	0–30%
	PIMCO RealEstate-RealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	#10 years	B to Aaa; max 10% below Baa	0–30%
Tax-Exempt Bond Funds	PIMCO Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	#3 years	Baa to Aaa	0%
	PIMCO Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
Convertible Funds	PIMCO Convertible	Convertible securities	N/A	Max 20% below B	0–30%
Domestic Equity-Related Funds	PIMCO Fundamental IndexPLUSTM	Enhanced RAFI 1000 Index derivatives backed by a portfolio of short-term Fixed Income Instruments	#1 year	B to Aaa; max 10% below Baa	0–30%
	PIMCO Fundamental IndexPLUSTM TR	Enhanced RAFI 1000 Index derivatives backed by a portfolio of Fixed Income Instruments	1 year– 2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%
	PIMCO StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year– 2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%
	PIMCO Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	1 year– 2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%
	PIMCO StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	1 year– 2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%
	PIMCO StocksPLUS® Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1–10 years	Baa to Aaa; max 10% Baa	0%
	PIMCO StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term Fixed Income Instruments	#1 year	B to Aaa; max 10% below Baa	0–30%

20	Allianz Funds

	PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities(2)
International Equity-Related Funds	PIMCO European StocksPLUS® TR Strategy	European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year– 2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%(4)
	PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year– 2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%(4)
	PIMCO International StocksPLUS® TR Strategy (U.S. Dollar – Hedged)	Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year– 2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%(4)
	PIMCO Japanese StocksPLUS® TR Strategy	Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	1 year– 2 years beyond benchmark	B to Aaa; max 10% below Baa	0–30%(4)

(1)

As rated by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.

(2)

Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government, PIMCO Total Return II, PIMCO Low Duration II, PIMCO Municipal Bond, PIMCO Short Duration Municipal Income and PIMCO StocksPLUS® Municipal-Backed Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(5)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by U.S. or non-U.S. entities and denominated in U.S. dollars or non-U.S. currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other Investment Practices of the Underlying Funds

In addition to purchasing the securities listed above under “Fund Focus” or “Main Investments,” some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options (including uncovered or “naked” options) on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in non-U.S. securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Fund is indirectly subject to some or all of these risks to varying degrees because it invests all of its assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see “Investment Objectives and Policies” in the Statement of Additional Information, the Underlying Fund Summaries included in the Statement of Additional Information and the Underlying Fund prospectuses, which are available free of charge by telephoning the Trust at 1-800-498-5413.

Additional Underlying Funds

In addition to the Funds listed above, the Fund may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of RCM and without shareholder approval.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain the Fund’s

Prospectus	21

complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Other Risk Information

Potential Conflicts of Interest

RCM Capital Management LLC (“RCM” or the “Sub-Adviser”) has broad discretion to allocate and reallocate the Fund’s assets among the Underlying Funds consistent with the Fund’s investment objectives and policies and asset allocation targets and ranges. Although the Fund does not pay an investment advisory fee for the asset allocation services, RCM does receive a fee from the Adviser (as described below), and both the Adviser and the Sub-Adviser indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, RCM may have an incentive to invest the Fund’s assets in Underlying Funds sub-advised by RCM. Similarly, the Adviser has a financial incentive for the Fund’s assets to be invested in Underlying Funds with higher fees than other Underlying Funds, even if it believes that alternate investments would better serve the Fund’s investment program. RCM and the Adviser are legally obligated to disregard those incentives in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.

Management of the Fund

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly owned indirect subsidiary of Allianz. As of September 30, 2007, the Adviser and its investment management affiliates had approximately $[        ] billion in assets under management. The Adviser may retain affiliates to provide various administrative and other services required by the Fund.

Sub-Adviser

RCM selects the Underlying Funds in which the Fund may invest and allocates the Fund’s assets among the Underlying Funds. RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2007, RCM had approximately $[        ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

Ara Jelalian is the individual at RCM primarily responsible for selecting and allocating the Fund’s assets among the Underlying Funds. The following provides information about Mr. Jelalian. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of the securities of the Fund.

Portfolio Manager	Since	Recent Professional Experience

Ara J. Jelalian, CFA	2002

Portfolio Manager at Allianz Global Fund Management. Also, Director and Senior Portfolio Manager of International Equity/Global Asset Allocation at RCM. Prior to joining RCM in 1998, Mr. Jelalian spent seven years with Capital Resources (formerly SEI Capital Resources), where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent seven years as an International Economist with First Chicago Corporation, where he analyzed and forecasted macroeconomic and financial trends in the major industrialized countries and consulted the bank’s clients and money management group (now UBS Brinson) on international markets. Mr. Jelalian received both his BA with special honors in economics (with a Nobel prize winning economist as a thesis advisor) and his MBA from the University of Chicago. He is also a CFA charter holder.

22	Allianz Funds

Advisory Fees

The Fund does not pay any fees to the Adviser under the Trust’s investment advisory agreement in return for the advisory and asset allocation services provided by the Adviser. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management Company by the Underlying Funds in which the Fund invests. See “Underlying Fund Expenses” below. The Adviser (and not the Fund) pays RCM a monthly fee, stated as a percentage of the average daily net assets of the Fund, at an annual rate of 0.15% for the first $100 million of net assets, 0.10% for the next $150 million of net assets, 0.05% for the next $750 million of net assets and 0.025% on net assets in excess of $1 billion.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and the Fund and the portfolio management agreement between Allianz Global Fund Management and RCM with respect to the Fund is available in the Fund’s semi-annual report to shareholders for the six-month period ended December 31, 2006.

Administrative Fees

Institutional Class shareholders of the Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s net assets attributable in the aggregate to Institutional Class shares. The Administrator, in turn, provides or procures administrative services for Institutional Class shareholders and also bears the costs of most third-party administrative services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to the Administrator exceeds the related costs. This may not be the case for relatively small funds, but the excess of the fee over costs generally increases as funds grow in asset size. The Fund does bear other expenses which are not covered by the administrative fee and which may vary and affect the total level of expenses paid by Institutional Class shareholders, such as taxes and governmental fees, brokerage fees, commissions (if any) and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees.

The Fund pays monthly administrative fees to the Administrator at an annual rate of 0.15% based on the average daily net assets attributable in the aggregate to the Fund’s Institutional Class shares. In order to reduce expenses, the Administrator has voluntarily undertaken to waive a portion of the administrative fees it is entitled to receive for Institutional Class shares of the Fund until further notice. As a result, while the waiver is in effect, the Fund will pay administrative fees to the Administrator at the annual rate of 0.10%, calculated in the manner specified above. The Fund also indirectly pays its proportionate share of the administrative fees charged by the Administrator and Pacific Investment Management Company to the Underlying Funds in which the Fund invests. See “Underlying Fund Expenses” below.

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to 19 per account for services to omnibus accounts or (ii) an annual fee of a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediary is providing the services for which they are receiving such payments.

Underlying Fund Expenses

The expenses associated with investing in a “fund of funds,” such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level.

Prospectus	23

The Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

•	The Fund does not pay any fees for asset allocation or advisory services under the Trust’s investment advisory agreement.

•	The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year, unless otherwise indicated). Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Portfolio’s assets are allocated from time to time among the Underlying Funds. See “Fees and Expenses of the Portfolio” in the Fund Summary above.

Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):
Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(5)	Total Fund Operating Expenses
CCM Capital Appreciation	[ ]%	[ ]%	[ ]%	[ ]%
CCM Mid-Cap	[ ]%	[ ]%	[ ]%	[ ]%
CCM Emerging Companies	[ ]%	[ ]%	[ ]%	[ ]%
CCM Focused Growth	[ ]%	[ ]%	[ ]%	[ ]%
NACM Emerging Markets Opportunities	[ ]%	[ ]%	[ ]%(3)	[ ]%
NACM Income & Growth	[ ]%	[ ]%	[ ]%	[ ]%
NACM International	[ ]%	[ ]%	[ ]%	[ ]%
NACM Global	[ ]%	[ ]%	[ ]%	[ ]%(7)
NACM Growth	[ ]%	[ ]%	[ ]%	[ ]%
NACM Mid-Cap Growth	[ ]%	[ ]%	[ ]%	[ ]%
NACM Pacific Rim	[ ]%	[ ]%	[ ]%	[ ]%
NFJ All-Cap Value	[ ]%	[ ]%	[ ]%	[ ]%(7)
NFJ Small-Cap Value	[ ]%	[ ]%	[ ]%	[ ]%(12)
NFJ Dividend Value	[ ]%	[ ]%	[ ]%	[ ]%
NFJ International Value	[ ]%	[ ]%	[ ]%	[ ]%
NFJ Large-Cap Value	[ ]%	[ ]%	[ ]%	[ ]%
NFJ Mid-Cap Value	[ ]%	[ ]%	[ ]%(9)	[ ]%
OCC Growth	[ ]%	[ ]%	[ ]%	[ ]%
OCC Target	[ ]%	[ ]%	[ ]%	[ ]%
OCC Opportunity	[ ]%	[ ]%	[ ]%	[ ]%
OCC Equity Premium Strategy	[ ]%	[ ]%	[ ]%	[ ]%
OCC Renaissance	[ ]%	[ ]%	[ ]%	[ ]%(11)
OCC Value	[ ]%	[ ]%	[ ]%	[ ]%
OCC Core Equity	[ ]%	[ ]%	[ ]%	[ ]%
OCC International Equity	[ ]%	[ ]%	[ ]%(9)	[ ]%
RCM Large-Cap Growth	[ ]%	[ ]%	[ ]%	[ ]%
RCM Mid-Cap	[ ]%	[ ]%	[ ]%	[ ]%
RCM Small-Cap Growth	[ ]%	[ ]%	[ ]%	[ ]%(10)
RCM Strategic Growth Fund	[ ]%	[ ]%	[ ]%	[ ]%(10)
RCM Global Resources	[ ]%	[ ]%	[ ]%	[ ]%
RCM Global Small-Cap	[ ]%	[ ]%	[ ]%	[ ]%
RCM International Growth Equity	[ ]%	[ ]%	[ ]%	[ ]%
RCM Technology	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Money Market	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Short-Term	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Low Duration	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Moderate Duration	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Total Return	[ ]%	[ ]%	[ ]%	[ ]%

24	Allianz Funds

Annual Underlying Fund Expenses (Based on the average daily net assets attributable to a Fund’s Institutional Class shares):
Underlying Fund	Advisory Fees	Administrative Fees	Other Expenses(5)	Total Fund Operating Expenses
PIMCO Total Return II	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Long-Term U.S. Government	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Global Bond (Unhedged)	[ ]%	[ ]%	[ ]%(1)	[ ]%
PIMCO Foreign Bond (U.S. Dollar-Hedged)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Emerging Markets Bond	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO High Yield	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Real Return	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Convertible	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Developing Local Markets	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Diversified Income	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Floating Income	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Foreign Bond (Unhedged)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Global Bond (U.S. Dollar-Hedged)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO GNMA	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Investment Grade Corporate Bond	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Low Duration II	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Low Duration III	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Mortgage-Backed Securities(13)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Municipal Bond	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Short Duration Municipal Income	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO StocksPLUS	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Commodity-RealReturn Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO European StocksPLUS® TR Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Far East (ex Japan) StocksPLUS® TR Strategy	[ ]%	[ ]%	[ ]%(2)	[ ]%
PIMCO Fundamental IndexPLUSTM	[ ]%	[ ]%	[ ]%	[ ]%(3)
PIMCO Fundamental IndexPLUSTM TR	[ ]%	[ ]%	[ ]%	[ ]%(3)
PIMCO International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Japanese StocksPLUS® TR Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Real Return Asset	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO RealEstate-Real Return Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO StocksPLUS® Municipal-Backed	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO StocksPLUS® Total Return	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO StocksPLUS® TR Short Strategy	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Total Return III	[ ]%	[ ]%	[ ]%	[ ]%
PIMCO Small Cap StocksPLUS® TR	[ ]%	[ ]%	[ ]%	[ ]%(4)
PIMCO Extended Duration	[ ]%	[ ]%	[ ]%	[ ]%(6)
PIMCO Long Duration Total Return	[ ]%	[ ]%	[ ]%	[ ]%(6)

(1)	Interest expense for the prior fiscal year did not exceed 1 basis point (0.01%). Interest expense is generally incurred as a result of investment management activities.

(2)	Reflects line of credit expense. Interest expense is generally incurred as a result of investment management activities.

(3)

PIMCO has contractually agreed, until 03/31/07, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets. Thus, the Fund’s Net Operating Expenses were [    ]% less than gross Total Fund Operating Expenses in the table.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses exceed 0.7449% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

Other Expenses includes expenses (e.g., organizational expenses, interests expenses and pro rata trustee fees) attributable to the Institutional Class shares. For the Extended Duration, Long Duration Total Return and Small Cap StocksPLUS® TR Funds, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund’s Institutional Class shares and include the Fund’s organizational expenses.

(6)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses, the total fund operating expenses exceed 0.5049% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Prospectus	25

(7)

Total Fund Operating Expenses do not reflect 0.01% in expenses reimbursed by the Adviser during the most recent fiscal year. Such reimbursements are not expected to continue in the current fiscal year.

(8)	Does not include non-recurring expenses, all of which were incurred during the Fund’s initial fiscal year.

(9)	Based upon estimated amounts for the Fund’s initial fiscal year ending June 30, 2008.

(10)	Total Annual Fund Operating Expenses do not include organizational expenses, all of which were incurred during the Fund’s initial fiscal year.

(11)

Effective January 1, 2007, the Fund’s advisory fee was reduced by 0.05%, to 0.55%. In addition, effective October 1, 2007, the Fund’s advisory fee was further reduced by 0.05%, to 0.50%. These advisory fee reductions will continue until at least December 31, 2007.

(12)

Effective January 1, 2007, the Fund’s advisory fee became subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(13)	Effective July 31, 2007 the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

Distributor

The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the OCC Growth Fund), the PEA Opportunity Fund (now the OCC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the OCC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, AGIFM, AGID and certain of their affiliates and employees, the Fund various Underlying Funds and other affiliated investment companies, the Fund’s and the Underlying Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by shareholders of the Fund and the Underlying Funds.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund and the Underlying Funds. However, AGIFM and AGID believe that these matters are not likely to have a material adverse effect on the Fund and the Underlying Funds or on AGIFM’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund and the Underlying Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Fund and the Underlying Funds or on the ability of AGIFM, AGID or the sub-advisers to perform their respective contracts with respect to the Fund and the Underlying Funds.

26	Allianz Funds

Investment Options—Institutional Class Shares

The Trust offers investors Institutional Class shares of the Fund in this Prospectus.

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class shares, except that a Redemption Fee of 2.00% may apply to shares that are redeemed or exchanged within 7 days of acquisition. See “Purchases, Redemptions and Exchanges—Redemption Fees” below.

•

Arrangements with Service Agents.  Institutional Class shares of the Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

•

Payments to Financial Firms.  A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

The Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of Allianz Funds (the “Trust”), PIMCO Funds, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The payments described above are made at the Distributor’s or its affiliates’ expense. These payments may be made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Fund. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. Currently, the payments described in this paragraph are not made with respect to Institutional Class shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any

Prospectus	27

particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Underlying Funds, the Adviser and the Underlying Funds’ sub-advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Fund—Administrative Fees” above.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class shares of the Fund at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Fund.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase Institutional Class shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party.

•

Investment Minimum.  The minimum initial investment for Institutional Class shares is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of the Adviser and its affiliates.

The Trust and Distributor may waive the minimum initial investment for other categories of investors at their discretion. Adviser-sponsored funds of funds are exempt from the minimum investment requirement.

•

Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust’s transfer agent, Boston Financial Data Services—Midwest (the “Transfer Agent”), prior to the time as of which Fund shares are valued, ordinarily the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s net asset value (“NAV”). An order received after that valuation time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the valuation time and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•

Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Allianz Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). A Client Registration Application may be obtained by calling 1-800-498-5413.

28	Allianz Funds

Except as described below, an investor may purchase Institutional Class shares only by wiring federal funds to the Transfer Agent, Boston Financial Data Services—Midwest, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•	Additional Investments. An investor may purchase additional Institutional Class shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•

Other Purchase Information.  Purchases of the Fund’s Institutional Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Fund for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Trust or the Adviser, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances. See “Abusive Trading Practices” below for more information.

Institutional Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Adviser or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•

Retirement Plans.  Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

•

Redemption Fees.  Investors in Institutional Class shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 7 days after their acquisition including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares

Prospectus	29

acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, different holding periods may apply.

When calculating the redemption fee, shares that are not subject to a redemption fee (“Free Shares”), including, but not limited to, shares acquired through the reinvestment of dividends and distributions, will be considered redeemed first. If Free Shares are not sufficient to fill the redemption order, and in cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which additional shares are being redeemed, and therefore whether a Redemption Fee is payable. As a result, Free Shares will be redeemed prior to Fund shares that are subject to the fee. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new 7 day time period begins with the day following each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). With respect to a Share Class Conversion (as defined below), a shareholder’s holding period for the class of shares purchased will include the holding period of the other class of shares redeemed.

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Adviser or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described below under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard.

Limitations on Identifying Transactions Subject to the Redemption Fee  The Fund may be limited in its ability to impose and/or collect the Redemption Fee in certain circumstances. For example, it may be difficult for the Fund to collect the Redemption Fee on transactions by shareholders who purchase, redeem or exchange shares held through omnibus accounts with financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers). In omnibus accounts, purchases and sales of Fund shares by multiple investors are aggregated for submission on an aggregate basis, which complicates the ability of the Trust or its agents to identify individual shareholders and their transactions for purposes of assessing the Redemption Fee. Although SEC rules generally require the Trust or the Distributor to enter into agreements with financial intermediaries who hold Fund shares through omnibus and other accounts, under which the intermediaries agree to provide shareholder information and enforce restrictions on purchases, redemptions and exchanges, certain financial intermediaries may not comply with those agreements in practice or may fail to assess or collect the Redemption Fee in a manner fully consistent with this Prospectus. For these and other reasons, the Redemption Fee may not be applied to all applicable transactions in shares held through omnibus and other accounts with financial intermediaries. In addition, the Fund may waive the application of the Redemption Fee, as described below under “Waivers of Redemption Fees” and “Applicability of Redemption Fees in Certain Participant Directed Retirement-Plans.”

Waivers of Redemption Fees.  The Fund has elected not to impose the redemption fee in the following situations:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

30	Allianz Funds

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;
•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;
•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and
•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of shares of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund (a “Share Class Conversion”).

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; and 5) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another Fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares in lieu of or in addition to the restrictions discussed above. These other restrictions may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redeeming Shares

•

Redemptions by Mail.  An investor may redeem (sell) Institutional Class shares by submitting a written request to Allianz Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Allianz Funds; BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•

Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, wire or e-mail, but must be confirmed in writing by an authorized party prior to processing.

Prospectus	31

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•

Other Redemption Information.  Subject to any applicable redemption fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the time as of which Fund shares are valued, ordinarily the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, will receive that day’s NAV. A redemption request received on or after that time becomes effective on the next business day.

Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Except for Funds with a

32	Allianz Funds

tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder may incur transaction costs upon the disposition of the securities received in the distribution.

Redemption of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

Except as provided below, or in the applicable Funds’ or series prospectus(es), an investor may exchange Institutional Class shares of the Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved (subject to any applicable redemption fees). An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. An investor may also exchange shares of the Fund for shares of the same class of a series of PIMCO Funds, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds at the same address and telephone number as the Trust.

Unless eligible for a waiver, shareholders who exchange shares of the Fund within 7 days after their acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares exchanged. See “Redemption Fees” above.

An investor may exchange shares only with respect to the Fund or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Fund and the Underlying Funds will not always be able to detect market timing activity, investors should not assume that the Fund or the Underlying Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund or the Underlying Funds. For example, it is more difficult for the Fund or the Underlying Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain of the Underlying Funds’ investment strategies may make the Fund more susceptible to market timing activities. For example, since certain Underlying Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Underlying Funds’ non-U.S. portfolio securities and the determination of such Underlying Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Underlying Funds’ potential investment in securities of smaller capitalization companies, high-yield securities and securities of issuers located in emerging markets, which may be thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its

Prospectus	33

assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” above for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Underlying Funds’ portfolio securities. The purpose of redemption fees is to deter excessive, short-term trading and other abuses and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust or its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

34	Allianz Funds

How Fund Shares Are Priced

The net asset value per share (“NAV”) of the Fund’s Institutional Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The assets of the Fund consist predominantly of shares of the Underlying Funds, which are valued at their respective NAVs. Fund and Underlying Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Fund or an Underlying Stock Fund may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating the NAV of an Underlying Fund’s shares (except shares of the PIMCO Money Market Fund and as otherwise noted below), the Underlying Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments may be determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. The PIMCO Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. Short-term investments by the Fund and the Underlying Funds having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), an Underlying Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees of the Underlying Fund (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine an Underlying Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by an Underlying Fund.

The Underlying Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Underlying Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Underlying Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Underlying Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The use of fair value pricing by Underlying Funds may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Underlying Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Underlying Funds’ shares, and NAV of the Fund’s shares, may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and NAV of the Underlying Funds’ shares, and NAV of the Fund’s shares, may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund. The calculation of the Underlying Funds’ and the Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Prospectus	35

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. The Fund intends to declare and distribute income dividends to shareholders of record quarterly. To the extent a significant portion of the securities held by the Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary with market fluctuations.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

The Fund’s dividend and capital gain distributions with respect to Institutional Class shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

For further information on distribution options, please contact the Trust at 1-800-498-5413.

Tax Consequences

•

Taxes on Portfolio Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than 12 months and that are properly designated by the Fund as capital gains dividends (“Capital Gains Dividends”) generally will be taxable to shareholders as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2010. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount generally will be taxable at ordinary income rates.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to the shareholders, up to the amount of each shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

The Fund’s use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See “Taxation—Distributions” in the Statement of Additional Information.

•

Taxes on Redemptions or Exchanges of Shares of the Fund.  Any gain resulting from the sale of Fund shares generally will be subject to federal income tax for shareholders that are subject to such tax. When a

36	Allianz Funds

shareholder exchanges shares of the Fund for shares of another series of the Trust, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares generally will be subject to federal income tax.

•

Redemption by the Fund of Underlying Fund Shares.  Depending on the Fund’s percentage ownership in an Underlying Fund before and after a redemption of Underlying Fund shares, the Fund’s redemption of shares of such Underlying Fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where the Fund holds a significant interest in an Underlying Fund and redeems only a relatively small portion of such interest. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if shareholders had held the shares of the Underlying Funds directly. In addition, in certain circumstances, the “wash sale” rules may apply to the Fund’s sales of Underlying Fund shares that have generated losses.

•

A Note on Non-U.S. Investments.  An Underlying Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders will not be able to claim a credit or deduction with respect to foreign taxes. In addition, an Underlying Fund’s investment in non-U.S. securities or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of distributions.

•

Backup Withholding.  The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate will be 28% for amounts paid through December 31, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about backup withholding.

This section relates only to federal income tax consequences to U.S. persons of investing in the Fund; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of non-U.S., state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Prospectus	37

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period			Net Investment Income(a)			Net Realized/ Unrealized Gain (Loss) on Investments(a)			Total Income (Loss) from Investment Operations			Dividends from Net Investment Income		Distributions from Net Realized Capital Gains
Institutional Class
06/30/2007	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]
06/30/2006		11.09			0.24			0.82			1.06			(0.22)		(0.13)
06/30/2005		10.61			0.32			0.45			0.77			(0.29)		—
06/30/2004		9.29			0.30			1.18			1.48			(0.16)		—
06/30/2003		9.26			0.26			0.05			0.31			(0.28)		—

(a)	Calculated on average shares outstanding during the period.

38	Allianz Funds

Tax Basis Return of Capital			Total Distributions		Fund Redemption Fee(a)			Net Asset Value End of Period			Total Return		Net Assets End of Period (000s)			Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$	[	]	$	[ ]	$	[	]	$	[	]	[	] %	$	[	]	[	]%	[	]%	[	]%
	—			(0.35)		—	(d)		11.80		9.56			745		0.10	(c)	2.05		6
	—			(0.29)		—			11.09		7.35			909		0.10	(b)(c)	2.93		25
	—			(0.16)		—			10.61		16.70			1,987		0.10	(b)(c)	2.94		23
	—			(0.28)		—			9.29		3.54			1,196		0.10	(b)(c)	2.85		13

(b)	If the investment manager had not waived the administrative expenses, the ratio of expenses to average net assets would have been 0.15%.
(c)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Fund invests.
(d)	Less than $0.01 per share.

Prospectus	39

Allianz Funds

INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services—Midwest, 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

Not part of the prospectus

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-498-5413 or PIMCO & Allianz Funds Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Funds

1345 Avenue of the Americas

New York, NY 10105

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-6161

Allianz Global Investors Distributors, LLC

1345 Avenue of the Americas

New York, NY 10105

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Allianz Funds Prospectus

November 1, 2007

Allianz RCM Small-Cap Growth Fund

Share Class

A

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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This Prospectus describes Allianz RCM Small-Cap Growth Fund, a mutual fund offered by Allianz Funds. The Fund provides access to the professional investment advisory services offered by Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and its investment management affiliate, RCM Capital Management LLC.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully. It is possible to lose money on investments in the Fund. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary	3
Summary of Principal Risks	5
Management of the Fund	8
Investment Options—Class A Shares	11
How Fund Shares are Priced	15
How to Buy and Sell Shares	15
Fund Distributions	22
Tax Consequences	22
Characteristics and Risks of Securities and Investment Techniques	23
Financial Highlights	31

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RCM Small-Cap Growth Fund

Principal Investment and Strategies	Investment Objective	Fund Focus	Approximate Capitalization Range
	Seeks long-term capital appreciation	Smaller capitalization equity securities	Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

	Fund Category	Approximate Number of Holdings	Dividend Frequency
	Growth Stocks	75-150	At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with smaller market capitalizations (which the portfolio managers currently define as companies with market capitalizations at or below the highest market capitalization of companies represented in either or both of the S&P SmallCap 600 Index ($3 billion as of September 30, 2006) and the Russell 2000 Index ($2.5 billion as of September 30, 2006). The Fund may invest up to 15% of its assets in non-U.S. securities, including emerging markets securities. The Fund may purchase securities in initial public offerings (IPOs). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

The portfolio managers seek to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential. The portfolio managers sell securities they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high quality fixed income securities, cash and cash equivalents. The Fund may not be able to achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Market Risk

•	Issuer Risk

•	Equity Securities Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Emerging Markets Risk

•	Focused Investment Risk

•	IPO Risk

•	Leveraging Risk

•	Liquidity Risk

•	Management Risk

•	Non-U.S. Investment Risk

•	Smaller Company Risk

•	Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. The Fund is subject to percentage investment limitations, as discussed in this Fund Summary. See

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“Characteristics and Risks of Securities and Investment Techniques – Percentage Investment Limitations” for more information about these limitations. It is possible to lose money on investments in the Fund.

Performance Information

The Fund recently commenced operations and does not yet have a full calendar year of performance. Therefore, no bar chart or Average Annual Total Returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)		Redemption Fee (as a percentage of exchange price or amount redeemed)(2)
Class A	5.50%	1.0	%(1)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

(2)

The Redemption Fee may apply to any shares that are redeemed or exchanged within seven days of acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Net Fund Operating Expenses
Class A	0.85%	0.25%	0.41%	1.51%	0.01%	1.50%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2)

Other Expenses reflects a 0.40% Administrative Fee paid by Class A shares, which rate is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, and 0.01% in trustees’ expense based on estimated amounts for the Fund’s initial fiscal year.

(3)

Net Expenses reflects the effect of a contractual agreement by the Adviser to waive its advisory or administrative fee and/or reimburse the Fund to the extent that Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.50% for Class A shares during the Fund’s initial fiscal year ending June 30, 2006 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Example. This Example is intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3
Class A	$694	$998

*	The Example is based on the Net Fund Operating Expenses shown above.

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Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money on investments in the Fund.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The Fund normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in the Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Growth Securities Risk

The Fund may invest in equity securities of companies that its portfolio managers believe will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller Companies Risk

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. The Fund is particularly susceptible to this risk. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Liquidity Risk

The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

IPO Risk

The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to

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invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Sector Specific Risk

In addition to other risks, the Fund, by investing a substantial portion of its assets in related industries (or “sectors”), may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

Healthcare Related Risk. The Fund may make significant investments in the healthcare sector and may be subject to risks particular to that sector, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

Technology Related Risk. The Fund may be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent it invests its assets in technology or technology-related companies.

The Fund may from time to time invest a substantial portion of its assets in other sectors, and during those periods will be subject to a greater extent to the risks associated with those sectors.

Foreign (non-U.S.) Investment Risk

The Fund invests in foreign securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively on U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. To the extent that the Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to the Fund’s investment in foreign securities.

Currency Risk

Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk

Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. Funds that are “non-diversified” because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on a fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Fund may from time to time have greater risk to the extent it invests a substantial portion of its assets in companies in related industries such as “technology” or “financial and business services,” which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Derivatives Risk

The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under

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“Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as Liquidity Risk, Market Risk, Credit Risk and Management Risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund, by investing in a derivative instrument, could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk

The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and the portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Leveraging Risk

Leverage, including borrowing, will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under “Foreign (non-U.S.) Investment Risk”) are generally more pronounced with respect to investments in emerging market countries.

Turnover Risk

A change in the securities held by the Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Additional Risks of Investing in the Fund

In addition to the risks described above, the Fund is newly formed and therefore has no history for investors to evaluate. Also, it is possible the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

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Management of the Fund

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”). As of September 30, 2005, the Adviser and its investment management affiliates had approximately $625.5 billion in assets under management.

The Adviser has retained its affiliate, RCM Capital Management LLC (“RCM” or the “Sub-Adviser”), to manage the Fund’s investments. See “Sub-Adviser” below. The Adviser may retain other affiliates to provide various administrative and other services required by the Fund.

Advisory Fees

The Fund pays a monthly advisory fee to the Adviser in return for providing or arranging for the provision of investment advisory services. During the Fund’s initial fiscal year, the Fund will pay monthly advisory fees to the Adviser at an annual rate of 0.85% of average daily net assets.

Administrative Fees

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A shareholders of the Fund pay an administrative fee to Allianz Global Fund Management, computed as a percentage of the Fund’s net assets attributable in the aggregate to Class A shares, with breakpoints at various asset levels. Allianz Global Fund Management, in turn, provides or procures administrative services for Class A shareholders and also bears the costs of most third-party administrative services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In general, the administrative fee paid to Allianz Global Fund Management exceeds the related costs. This may not be the case for relatively small funds, but the excess of the fee over costs may increase as funds grow in asset size. The Fund does bear other expenses which are not covered by the administrative fee which may vary and affect the total level of expenses paid by Class A shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the disinterested Trustees of Allianz Funds (the “Trust”) and their counsel.

Class A shareholders of the Fund pay Allianz Global Fund Management monthly administrative fees at an annual rate of 0.40% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A shares). The administrative fee rate for the Class A shareholders of the Fund is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1.0 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5.0 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to Class A shares is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s aggregate average daily net assets attributable to Class A shares.

Allianz Global Fund Management, the Distributor and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, Allianz Global Fund Management, the Distributor and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, although they may, and in one case do, pay more than $13 per account, or (ii) an annual fee at a rate of up to 0.25% (up to 0.20% for Class A shares plus a 0.25% trailing commission) of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or Allianz Global Fund Management, the Distributor and their affiliates and are in addition to any distribution and/or servicing (12b-1) fees paid to such financial intermediaries. The payments described above

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may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. Allianz Global Fund Management and the Distributor do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Adviser

RCM has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2005, RCM had approximately $21.6 billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The following provides additional information about the individual portfolio managers who have or share primary responsibility for managing the Fund’s investments. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds which they manage.

The following individuals at RCM have primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience
Thomas J. Ross	2005 (inception)	Director, Chief Investment Officer and Senior Portfolio Manager. He has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, Thomas was a senior analyst and portfolio manager with Dresdner Bank’s dit subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios, including the dit Technology, Multimedia, Software, and Biotechnology Funds.
Louise M. Laufersweiler, CFA	2005 (inception)	Director, Deputy Chief Investment Officer and Senior Portfolio Manager. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Deputy Chief Investment Officer for U.S. Small Cap. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist in San Francisco.

Adviser/Sub-Adviser Relationship

Shareholders of the Fund have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee sub-advisers and to recommend their hiring, termination and replacement.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

On September 13, 2004, PA Fund Management LLC (now Allianz Global Investors Fund Management LLC) (“PAFM”), PEA Capital LLC (“PEA”) and PA Distributors LLC (now Allianz Global Investors Distributors LLC) (“PAD”) reached an agreement with the SEC in settlement of a complaint filed against PAFM, PEA, and PAD in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. Under the terms of the settlement, PAFM, PEA and PAD consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance

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changes and consented to cease-and-desist orders and censures. In addition, PAFM, PEA and PAD agreed to pay a civil monetary penalty of $40 million and disgorgement of $10 million. The SEC Order requires PAFM, PEA and PAD to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1.6 million paid by PEA in February 2004 to the Funds involved.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with PAD and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Innovation Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, PAD and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

On September 15, 2004, PAFM, PEA and PAD reached an agreement with the SEC in settlement of a subpoena issued to PAD on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, PAFM, PEA and PAD consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, PAFM and PAD agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and PAFM, PEA and PAD agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been PAD’s benefit. Those amounts were paid on September 15, 2004.

In a related action, PAD reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, PAD agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

Since February, 2004, PAFM, PEA, PAD and certain of their affiliates and employees, certain PIMCO Funds and Allianz Funds, the Funds’ sub-advisers and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding (the “Maryland MDL”) in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut (“Connecticut Action”). The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PAFM, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, PAFM, PEA, PAD, the sub-adviser, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees. Motions to dismiss have been filed by the defendants in both the Maryland MDL and the Connecticut Action. In the Maryland MDL, on November 3, 2005, the presiding judge issued a memorandum indicating that the court intends to grant in part, deny in part, and defer in part the defendants’ motions to dismiss. The court is expected to issue a formal order after the parties submit proposed orders consistent with the court’s memorandum.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against PAFM, PEA and PAD based on the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described elsewhere in this subsection. The West Virginia Complaint alleges, among other things, that PAFM, PEA and PAD improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by PAFM and certain of its affiliates in violation of the funds’

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stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia and on October 19, 2005, the action was transferred the Maryland MDL The West Virginia Complaint also names numerous other defendants unaffiliated with PAFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. In May 2005, the Trust removed the action to the U.S. District Court for the Central District of California, and filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the Maryland MDL. On October 19, 2005, the action was transferred to the Maryland MDL by the JPML.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, PEA, PAD and/or Allianz, they and their affiliates (including the Funds’ sub-adviser) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PAFM, PEA, PAD, Allianz and certain of their affiliates (including the sub-adviser) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia complaint were to result in court injunction against PAFM, PEA or PAD, then Allianz, PAFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, though there is no assurance that such exemptive relief would be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PAFM, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PAFM’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund or other series of the Trust.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of Allianz Global Fund Management, Allianz Global Distributors or the Sub-Adviser to perform their respective contracts with respect to the Fund.

Investment Options—Class A Shares

The Trust offers investors Class A shares of the Fund in this Prospectus.

The following summarizes key information about Class A shares to help you make your investment decision, including the various expenses associated with Class A shares and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain

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categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the SAI and the Guide for details. The following provides additional information about the sales charges and other expenses associated with Class A shares.

Initial Sales Charges-Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Fund and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors that purchase $1,000,000 or more of the Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Initial Sales Charge-Class A Shares

Amount of Purchase	Sales Charge as % of Net Amount Invested	Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%	0.00%

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or PIMCO Funds (formerly PIMCO Funds: Pacific Investment Management Series) (other than the Money Market Fund) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Combined Purchase Privilege. Investors may qualify for a reduced sales charge on Class A shares by combining purchases of Class A shares of Eligible Funds into a single purchase (a “Single Purchase”), if the resulting purchase totals at least $50,000. The following may be deemed to be a Single Purchase: certain purchases by an individual investor’s spouse or children that may be combined with an investor’s purchase, single purchases by a fiduciary for multiple beneficiaries and single purchases for employee benefit plans of a single employer. Please see the Guide for details.

Cumulative Quantity Discount (Right of Accumulation). A purchase of Class A shares of any Eligible Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

(i) the amount of the investor’s total current purchase (including any sales charge);

(ii) the aggregate net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares of any Eligible Fund held by the investor; and

(iii) the net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares owned by another shareholder eligible to be combined with the investor’s purchase into a Single Purchase.

Please see the Guide for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while

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remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the net asset value (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Trust; employees of the Adviser, Sub-Advisers and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Fund issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;

•	any account of the investor at another financial intermediary; and

•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge and in a clear and prominent format, on the Trust’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plan

The Fund pays fees to the Distributor on an ongoing basis as compensation for the personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (the “12b-1 Plan”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

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The maximum annual rate at which servicing fees may be paid under the 12b-1 Plan adopted by the Fund with respect to Class A shares is 0.25% (calculated as a percentage of the Fund’s average daily net assets attributable to Class A shares).

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Payments to Financial Firms

Some or all of the sales charges and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Fund. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate in 2005. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Adviser and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

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The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

How Fund Shares Are Priced

The net asset value (“NAV”) of the Fund’s Class A shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued using fair value procedures approved by the Board of Trustees.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar (and, therefore, the NAV of the Fund) may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed below. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

If market values are not readily available, instead of valuing securities in the usual manner, the Fund may value securities using fair value procedures approved by the Board of Trustees. For instance, depending upon the facts and circumstances, market values may not be readily available and fair valuation may be used due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. The Fund’s use of fair valuation may also help to deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.” With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The use of such tools may not always result in adjustments to the prices of securities held by the Fund. Fair value pricing may require subjective determinations about the value of a security.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

Allianz Funds and PIMCO Funds Shareholders’ Guide

More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures

•	Automatic purchase, exchange and withdrawal programs

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•	Programs that establish a link from your Fund account to your bank account

•	Special arrangements for tax-qualified retirement plans

•	Investment programs which allow you to reduce or eliminate initial sales charges

•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC, redemption fee or other fee. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares

You can buy Class A shares of the Fund in the following ways:

•

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•

Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

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An investor should invest in the Fund for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of the Adviser, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Investment Minimums

The following investment minimums apply for purchases of Class A shares of the Fund.

Initial Investment	Subsequent Investments
$5,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the limit is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. The Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below and/or in the Fund’s prospectus, you may exchange your Class A shares of the Fund for Class A shares of any other fund that is a series of the Trust or of PIMCO Funds. Unless eligible for a waiver, shareholders who exchange (or redeem) shares of the Fund within seven days of the acquisition will be subject to a Redemption Fee of 2.00% of the NAV of the shares exchanged. See “Redemption Fees” below. Shares are exchanged on the basis of their respective NAVs, minus the Redemption Fee, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect the Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A shares. Because the Fund will not always be able to detect market timing activity,

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investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund’s underlying beneficial owners.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Fund as part of a long-term investment strategy. The Trust discourages excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders. The Trust’s Board has adopted policies and procedures designed to discourage, and otherwise limit the negative effects of abusive trading practices.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the Fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” above for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund because the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund’s underlying beneficial owners. This makes it more difficult for the Fund to identify short-term transactions in the Fund.

Selling Shares

You can sell (redeem) Class A shares of the Fund in the following ways:

•

Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

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Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

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(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent

•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)

•	Expedited wire transfers

•	Automatic Withdrawal Plan

•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or the Redemption Fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held

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by the Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Investors in Class A shares of the Fund will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceed after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within seven days of their acquisition (i.e., beginning on the eighth day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new seven-day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for Fund B shares four days after the purchase of the Fund A shares, followed in six days by an exchange of the Fund B shares for Fund C shares, will be subject to two redemption fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by the Adviser, the Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard. See, for example, “Limitations on the Assessment of Redemption Fees” below.

Limitations on the Assessment of Redemption Fees

The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through retirement plans or financial intermediaries (for example, through certain broker-dealer omnibus accounts or recordkeeping organizations) that have not agreed to assess or collect the Redemption Fee from such shareholders or that have not agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of individual investors from the Fund. This makes it more difficult to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Fund or fully insulate long-term shareholders from associated costs.

Waivers of Redemption Fees. In the following situations, the Fund has elected not to impose the Redemption Fee: (i) redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions; (ii) certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans; (iii) redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly; (iv) redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; (v) involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; (vi) redemptions and exchanges effected by other

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mutual funds that are sponsored by Pacific Investment Management Company or its affiliates; and (vii) otherwise as the Adviser or the Trust may determine in its sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1.	Name.

2.	Date of birth (for individuals).

3.	Residential or business street address.

4.	Social security number, taxpayer identification number, or other identifying number.

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Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and, once available, each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Fund intends to declare and distribute income dividends to shareholders at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

•

Invest all distributions in shares of the same class of any other series of the Trust or PIMCO Funds which offers that class at NAV. You must have an account existing in the series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

Tax Consequences

•

Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you receive them in cash or reinvest them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than 12 months will generally be taxable to you as capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2008. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income. For

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taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Funds as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•

A Note on Foreign Investments. The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•

Backup Withholding. The Fund is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number. The backup withholding rate will be 28% for amounts paid through December 10, 2010 and 31% for amounts paid thereafter. Please see the Statement of Additional Information for further details about the new backup withholding tax rates.

This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under “Summary Information” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Companies With Smaller Market Capitalizations

The Fund invests primarily in securities of companies with market capitalizations that are small compared to other publicly traded companies.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

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Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Fund’s asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial Public Offerings

The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Foreign (non-U.S.) Securities

The Fund may invest up to 15% of its assets in securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”).

The Sub-Adviser considers foreign securities to include the following types of foreign equity and equity-linked securities: securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. The Sub-Adviser expects that the Fund’s foreign investments will primarily be traded on recognized foreign securities exchanges. However, the Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when the Sub-Adviser believes that such securities are not publicly traded either in the U.S. or foreign markets.

The Fund may invest without limit in American Depository Receipts (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for the Fund’s investments in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self- sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

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Emerging Market Securities

The Fund may invest in securities of issuers based in countries with developing (or “emerging market”) economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Special Risks of Investing in Russian and Other Eastern European Securities. The Fund may invest in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a fund invests in a Russian issuer, it will normally receive a “share extract,” but that extract is not legally determinative of ownership. The official record of ownership of a company’s share is maintained by the company’s share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

To the extent the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. The currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

Foreign Currency Transactions. The Fund may enter into forward foreign currency exchange contracts, for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and a price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a foreign currency or to shift exposure of foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

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To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio management team or portfolio manager. The Fund may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with the procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Common Stocks

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund’s portfolio manager’s assessment of the prospects for a company’s earnings growth is wrong, or if their judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the Fund’s portfolio manager has placed on it. Seeking earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy.

Companies that the Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity Securities

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees.

Corporate Debt Securities

The Fund may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Fund may be forced to convert a

26

security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Derivatives

The Fund may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly participate in other types of investments. The Fund may also use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Fund may use include, among others, option contracts, futures contracts, options on futures contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Fund may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous

27

time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Fixed Income Securities and Defensive Strategies

The Fund may invest up to 20% of its assets in fixed income securities, including for cash management purposes. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

In addition, the Fund may make temporary investments of all or a substantial portion of its assets in high-quality fixed income securities, cash and cash equivalents in response to unfavorable market and other conditions.

Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See “Foreign (non-U.S.) Securities” above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities

The Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating.

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High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield securities” or “junk bonds.” The Fund may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan, which may be an affiliate of the Fund.

Short Sales

The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may only enter into short selling transactions if the security sold short is held in the Fund’s portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, the Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Even if the Fund continues to hold securities sold short, it will not benefit from any appreciation in those securities. In addition, under certain market conditions, the Fund may be unable to exercise a right to acquire additional securities without the payment of additional consideration at a time when it is required to replace the borrowed securities (also known as “covering” the short position), which could require the Fund to acquire the securities at the appreciated price, resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any

29

policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid Securities

The Fund may invest in illiquid securities so long as, as a result of such investment, not more than 15% of the value of the Fund’s net assets would be invested in illiquid securities. Certain illiquid securities may require pricing using fair value procedures approved by the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

The Fund may invest in securities of other investment companies. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Funds that change sub-advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the funds’ previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies

The investment objective of the Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees of the Trust without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. The Fund may also be subject to restrictions on its ability to utilize certain investments or investment techniques. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. The Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 and will not change such policy as it is stated in the first paragraph of the Fund Summary unless the Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the Securities and Exchange Commission from time to time. If there is a change in the Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under “Summary of Principal Risks” above and in this section, the Fund is newly formed and therefore has limited or no performance history for investors to evaluate. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the

30

Fund’s size, have a disproportionate impact on the Fund’s performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. In addition, the Fund may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Fund. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are available in the Trust’s Statement of Additional Information. In addition, the Adviser will post the Fund’s portfolio holdings information on its website at www.allianzinvestors.com. The Adviser’s website will contain the Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately thirty (30) days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Commission for the period that includes the date as of which the website information is current. For each portfolio security (not including cash positions), the posted information will include: (i) the name of the issuer, (ii) CUSIP numbers, (iii) number of shares or aggregate par value held, (iv) market price (per security and in the aggregate) and (v) percentage of the Fund’s base market value represented by the security. The posted schedule will also provide the Fund’s total net assets. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

Financial Highlights

Because the Fund has just commenced operations, financial highlights are not available.

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INVESTMENT ADVISER AND ADMINISTRATOR

Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISER

RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services–Midwest, 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

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The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s (the Commission’s) public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commisson’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Reference the Trust’s Investment Company Act file number in your correspondence.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Fund.

Investment Company Act File No. 811-6161

Allianz

Global Investors

Allianz Funds

2187 Atlantic Street

Stamford, CT 06902

33

ALLIANZ FUNDS

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2007

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of Allianz Funds (the “Trust”), as supplemented from time to time. Through eleven Prospectuses, the Trust offers up to seven classes of shares of each of its “Funds” (as defined herein). Class A, Class B and Class C shares of certain domestic stock Funds are offered through the “Class A, B and C Domestic Prospectus,” dated November 1, 2007, Class A, Class B and Class C shares of certain international and sector stock Funds are offered through the “Class A, B and C International Prospectus,” dated November 1, 2007, Class A, Class B and Class C shares of the Allianz Global Investors Multi-Style Fund (the “AGI Multi-Style Fund”) and the OCC Renaissance Fund are offered through two separate prospectuses, the “AGI Multi-Style Class A, B and C Prospectus” and “OCC Renaissance Class A, B and C Prospectus,” respectively, each dated November 1, 2007. Class D shares of certain domestic stock Funds are offered through the “Class D Domestic Prospectus,” dated November 1, 2007 (as revised January 1, 2007), and Class D shares of certain international and sector stock Funds are offered through the “Class D International Prospectus,” dated November 1, 2007. Class R shares of certain domestic and international stock Funds are offered through the “Class R Prospectus,” dated November 1, 2007. Institutional and Administrative Class shares of certain Funds are offered through the “Institutional Prospectus,” dated November 1, 2007 (the “Institutional Prospectus”), Institutional and Administrative Class shares of the Allianz RCM Funds are offered through the “Allianz RCM Institutional Prospectus,” dated November 1, 2007, Institutional and Administrative Class shares of the Allianz NACM Funds are offered through the “Allianz NACM Institutional Prospectus,” dated November 1, 2007, and Institutional Class shares of the AGI Multi-Style Fund are offered through the “AGI Multi-Style Institutional Prospectus,” dated November 1, 2007.

The aforementioned prospectuses are collectively referred to herein as the “Prospectuses.” Prospectuses that offer Class A, B or C shares are sometimes referred to as the “Class A, B and C Prospectuses.” Prospectuses that offer Class R shares are sometimes referred to as the “Class R Prospectuses” and, together with the Class A, B and C Prospectuses, are sometimes referred to as the “Retail Prospectuses.” Prospectuses that offer Class D shares are sometimes referred to as the “Class D Prospectuses” and Prospectuses that offer Institutional and Administrative Class shares are sometimes referred to as the “Institutional Prospectuses.”

Audited financial statements for the Funds (except the [___, ___] Funds, each of which recently commenced operations), as of June 30, 2007, including notes thereto, and the reports of [            ] thereon, are incorporated herein by reference from the Trust’s June 30, 2007 Annual Reports. The Trust’s June 30, 2007 Annual Reports were filed electronically with the Securities and Exchange Commission (“SEC”) on August [30], 2007 (Accession No.[            ]). [Audited financial statements for the [            ] Fund, the [            ] Fund’s (the “[            ] Fund”) predecessor, as of June 30, 2007, for the fiscal year then ended, are incorporated by reference from the [            ] Fund’s June 30, 2007 Annual Report. The [            ] Fund’s June 30, 2007 Annual Report was filed electronically with the SEC on August 30, 2007 (Accession No. [            ]).] A copy of the applicable Prospectus and the Annual Report corresponding to such Prospectus, and the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below. The information contained in the Guide, which is Part II of this Statement of Additional Information, is incorporated by reference into Part I of this Statement of Additional Information.

PIMCO Funds Prospectuses and Statement of

Additional Information

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

Telephone: 1-800-927-4648

1-800-987-4626 (PIMCO

Infolink Audio Response Network)

Allianz Funds

Prospectuses and Annual Reports, the Guide and Statement of Additional Information

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Telephone: Class A, B, C and R - 1-800-426-0107

Class D - 1-888-877-4626

Institutional - 1-800-498-5413

i

ii

CONTINGENT DEFERRED SALES CHARGE AND INITIAL SALES CHARGE	93
DISTRIBUTION AND SERVICING PLANS FOR CLASS A, CLASS B, CLASS C AND CLASS R SHARES	94
PAYMENTS PURSUANT TO CLASS A PLANS	99
PAYMENTS PURSUANT TO CLASS B PLANS	103
PAYMENTS PURSUANT TO CLASS C PLANS	97
PAYMENTS PURSUANT TO CLASS R PLAN	107
DISTRIBUTION AND ADMINISTRATIVE SERVICES PLANS FOR ADMINISTRATIVE CLASS SHARES	111
ADDITIONAL INFORMATION ABOUT INSTITUTIONAL AND ADMINISTRATIVE CLASS SHARES	112
PAYMENTS PURSUANT TO THE ADMINISTRATIVE PLANS	113
PLAN FOR CLASS D SHARES	114
PURCHASES, EXCHANGES AND REDEMPTIONS	116
REDEMPTION FEES	118
DISCLOSURE OF PORTFOLIO HOLDINGS	118
PORTFOLIO TRANSACTIONS AND BROKERAGE	120
INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS	120
BROKERAGE AND RESEARCH SERVICES	121
REGULAR BROKER-DEALERS	127
PORTFOLIO TURNOVER	128
NET ASSET VALUE	129
TAXATION	130
DISTRIBUTIONS	131
SALES, EXCHANGE OR REDEMPTION OF SHARES	133
OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS	133
ORIGINAL ISSUE DISCOUNT, PAY-IN-KIND SECURITIES, AND COMMODITY-LINKED NOTES	134
HIGHER RISK SECURITIES	135
ISSUER DEDUCTIBILITY OF INTEREST	135
CERTAIN INVESTMENTS IN REITS	135
PASSIVE FOREIGN INVESTMENT COMPANIES	136
FOREIGN CURRENCY TRANSACTIONS	136
FOREIGN TAXATION	137
NON-U.S. SHAREHOLDERS	137
BACKUP WITHHOLDING	139
TAX SHELTER REPORTING REGULATIONS	139
SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS	139
OTHER TAXATION	139
OTHER INFORMATION	140
CAPITALIZATION	140
PERFORMANCE INFORMATION	140
CALCULATION OF YIELD	142
CALCULATION OF TOTAL RETURN	142
VOTING RIGHTS	154
CERTAIN OWNERSHIP OF TRUST SHARES	154
CUSTODIAN	154
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	155
TRANSFER AND SHAREHOLDER SERVICING AGENTS	155
LEGAL COUNSEL	155
REGISTRATION STATEMENT	155
FINANCIAL STATEMENTS	155
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	A1
APPENDIX B - CERTAIN OWNERSHIP OF TRUST SHARES	B1
APPENDIX C - PROXY VOTING POLICIES OF THE TRUST, THE ADVISER AND THE SUB-ADVISERS	C1
APPENDIX D - PROCEDURES FOR SHAREHOLDERS TO SUBMIT NOMINEE CANDIDATES	D1
APPENDIX E - SUMMARIES OF UNDERLYING FUNDS IN WHICH THE AGI MULTI-STYLE FUND MAY INVEST	E1

PART II

ALLIANZ FUNDS AND PIMCO FUNDS SHAREHOLDERS’ GUIDE FOR CLASS A, B, C AND R SHARES	SG-1

iii

THE TRUST

Allianz Funds (the “Trust”), is an open-end management investment company (“mutual fund”) that currently consists of thirty-six separate investment series. Except for the RCM Technology, RCM Healthcare, RCM Global Resources, RCM Biotechnology, RCM Small-Cap Growth and RCM Strategic Growth Funds, each of the Trust’s series offered in this Statement of Additional Information is “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information relates to the prospectuses for the following series of the Trust, each of which invests directly in equity securities and other securities and instruments: the CCM Focused Growth Fund, the CCM Capital Appreciation Fund, the CCM Mid-Cap Fund and the CCM Emerging Companies Fund (together, the “Allianz CCM Funds”); the NACM Emerging Markets Opportunities Fund, the NACM Global Fund, the NACM Growth Fund, the NACM Income & Growth Fund, the NACM International Fund, the NACM Mid-Cap Growth Fund and the NACM Pacific Rim Fund (together, the “Allianz NACM Funds”); the NFJ All-Cap Value Fund, the NFJ Dividend Value Fund, the NFJ International Value Fund, the NFJ Large-Cap Value Fund, the NFJ Mid-Cap Value Fund and the NFJ Small-Cap Value Fund (together, the “Allianz NFJ Funds”); the OCC Core Equity Fund, the OCC Growth Fund, the OCC Equity Premium Strategy Fund, the OCC International Equity Fund, the OCC Renaissance Fund, the OCC Opportunity Fund, the OCC Target Fund and the OCC Value Fund (together, the “Allianz OCC Funds”); and the RCM Biotechnology Fund, the RCM Global Resources Fund, the RCM Global Small-Cap Fund, the RCM Healthcare Fund, the RCM International Growth Equity Fund, the RCM Large-Cap Growth Fund, the RCM Mid-Cap Fund, the RCM Small-Cap Growth Fund, the RCM Strategic Growth Fund, and the RCM Technology Fund (together, the “Allianz RCM Funds”). The AGI Multi-Style Fund, also a series of the Trust, is a so-called “fund-of-funds” which invests all of its assets in series of Allianz Funds and PIMCO Funds. The Allianz CCM Funds, the Allianz NACM Funds, the Allianz NFJ Funds, the Allianz OCC Funds, the Allianz RCM Funds and the AGI Multi-Style Fund are sometimes referred to collectively as the “Funds.” The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and Statements of Additional Information.

There are a number of other funds referred to elsewhere in this Statement of Additional Information which were formerly series of the Trust. The Global Innovation Fund and the Select Growth Fund reorganized with and into the PEA Innovation Fund and the PEA Growth Fund (now the OCC Growth Fund), respectively, in transactions that took place on October 12, 2002. The Global Innovation and Select Growth Funds were liquidated in connection with the transactions and are no longer series of the Trust. The RCM Global Equity Fund dissolved in February, 2003 and is no longer a series of the Trust. The PPA Tax-Efficient Equity Fund merged with and into the RCM Tax-Managed Growth Fund in a transaction that took place on October 10, 2003. The PPA Tax-Efficient Equity Fund liquidated in connection with the transaction and is no longer a series of the Trust. The NACM Core Equity, NFJ Equity, RCM Emerging Markets, RCM Europe I and RCM Small-Cap Funds were liquidated on December 19, 2003 and are no longer series of the Trust. The PPA Tax-Efficient Structured Emerging Markets Fund merged with and into the Eaton Vance Tax-Managed Emerging Markets Fund in a transaction that took place on February 6, 2004. The PPA Tax-Efficient Structured Emerging Markets Fund liquidated in connection with the transaction and is no longer a series of the Trust. The Large-Cap Value Fund, the International Value Fund, the Balanced Value Fund, the Core Equity Fund, the Small-Cap Value Fund, the Disciplined Value Fund and the Mid-Cap Value Fund were liquidated in the spring of 2004 and are no longer series of the Trust. The former NACM International Fund liquidated on June 27, 2004 and is no longer a series of the Trust. The NACM Value Fund was liquidated on December 30, 2004 and is no longer a series of the Trust. The RCM Europe Fund II was liquidated on March 31, 2005 and is no longer a series of the Trust. The PEA Innovation Fund changed its name to the RCM Innovation Fund on January 1, 2005, and later merged into the RCM Technology Fund on May 27, 2005. The RCM Targeted Core Growth Fund liquidated on June 23, 2006 and is no longer a series of the Trust. The RCM Global Healthcare and RCM Global Technology Funds changed their names to the “RCM Healthcare Fund” and “RCM Technology Fund,” respectively, on April 1, 2006. The RCM Financial Services Fund liquidated on [            ] and is no longer a series of the Trust.

The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to PIMCO Funds: Multi-Manager Series. The Trust changed its name to its current name effective March 3, 2005. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFAMCO Fund. The Allianz RCM Funds (except the Allianz RCM Global Resources, Allianz RCM Small-Cap Growth and Allianz RCM Strategic Growth Funds) were reorganized into the Trust on February 1, 2002 when shares of their predecessor funds, each a series of Dresdner RCM Global Funds, Inc., were exchanged for shares of these Allianz RCM Funds. The NACM Pacific Rim Fund was reorganized into the Trust on July 20, 2002, when shares of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, a series of Nicholas-Applegate Institutional Funds, were exchanged for shares of the NACM Pacific Rim Fund. The NACM International Fund was reorganized into the Trust on October 15, 2004 when shares of its predecessor fund, the Nicholas-Applegate International Systematic Fund, a series of Nicholas-Applegate Institutional Funds, were exchanged for shares of the NACM International Fund. The NACM Emerging Markets Opportunities Fund, a recently formed series of the Trust, reorganized on August 18, 2006 when the Nicholas-Applegate Emerging Markets Opportunities Fund reorganized into the NACM Emerging Markets Opportunities Fund by transferring substantially all of its assets and liabilities to the NACM Emerging Markets Opportunities Fund in exchange for Institutional Class shares of the NACM Emerging Markets Opportunities Fund. The NACM Mid-Cap Growth Fund, a recently formed series of the Trust, reorganized on July 27, 2007 when the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund reorganized into the NACM Mid-Cap Growth Fund by transferring substantially all of its assets and liabilities to the NACM Mid-Cap Growth Fund in exchange for Institutional Class shares of the NACM Mid-Cap Growth Fund.

Prior to November 1, 2006, the OCC Equity Premium Strategy Fund (formerly the “PEA Equity Premium Strategy Fund“), the OCC Growth Fund (formerly the “PEA Growth Fund“), the OCC Opportunity Fund (formerly the “PEA Opportunity Fund“) and the OCC Target Fund (formerly the “PEA Target Fund“) were each sub-advised by PEA Capital LLC (“PEA”) pursuant to a Portfolio Management Agreement between Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and PEA. On November 1, 2006, the Adviser, PEA and Oppenheimer Capital LLC (“Oppenheimer Capital“) entered into a novation agreement pursuant to which PEA was replaced by Oppenheimer Capital as sub-adviser to the OCC Equity Premium Strategy, OCC Growth, OCC Opportunity and OCC Target Funds.

Allianz Global Fund Management has been the investment adviser to each Fund since October 1, 2002 (or since the Fund’s inception as a series of the Trust, if later). Prior to October 1, 2002, the PIMCO Advisors division of Allianz Global Investors of America L.P. (“Allianz”) was the adviser to the Funds. Allianz Global Fund Management LLC is a wholly -owned indirect subsidiary of Allianz.

INVESTMENT OBJECTIVES AND POLICIES

In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, each Fund may engage in each of the practices described below. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Unless otherwise stated herein, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to restriction on its ability to utilize certain investments or investment techniques. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.

The AGI Multi-Style Fund invests all of its assets in certain Funds and series of PIMCO Funds. These Funds and other series in which the AGI Multi-Style Fund invests are referred to in this Statement as “Underlying Funds.” For more information about the principal investments and strategies and principal risks of the Underlying Funds, please see Exhibit E to this Statement of Additional Information. By investing in Underlying Funds, the AGI Multi-Style Fund may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how its assets are allocated among the Underlying Funds. The AGI Multi-Style Fund may also have an indirect investment interest in other securities and instruments utilized by the Underlying Funds which are series of PIMCO Funds. These securities and instruments are described in the current PIMCO Funds Prospectuses for Institutional Class and Administrative Class shares and in the PIMCO Funds Statement of Additional Information. See “Investment Strategies of the AGI Multi-Style Fund” below.

The Funds’ sub-advisers, and in certain cases, portfolio managers, responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as “Sub-Advisers.”

Borrowing

Subject to the limitations described under “Investment Restrictions” below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees.

In addition to borrowing money, a Fund may enter into reverse repurchase agreements, dollar rolls and other transactions that are forms of borrowings. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. The Fund will segregate assets determined to be liquid by the Adviser or the Fund’s Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Funds use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls will be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below.

Preferred Stock

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

The Funds may invest in preferred stocks that pay fixed or adjustable rates of return. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which a Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than other types of preferred stocks that have a maturity date and may have heightened sensitivity to changes in interest rates. The Funds may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks in which a Fund may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

Corporate Debt Securities

The Funds may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual“ in that they have no maturity date.

The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

U.S. Government Securities

U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government sponsored enterprises such as the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), FNMA and the Student Loan Marketing Association may be chartered or sponsored by Congress, they are not funded by Congressional appropriation and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increased credit risks.

U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

High Yield Securities (“Junk Bonds”)

The Funds may invest a portion of their assets in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard & Poor’s Ratings Services (“S&P”)) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody’s and S&P’s securities ratings are included in Appendix A to this Statement of Additional Information.

Below investment grade securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Funds may continue to hold high yield securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities are described as “speculative” by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. The market prices of high yield securities structured as “zero-coupon” or “pay-in-kind” securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Prices of high yield are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect a Funds daily net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The average maturity or duration of the debt securities in a Fund’s portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Securities Loans

Subject to certain conditions described in the Prospectuses and below, each of the Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. Additionally, under the terms of exemptive relief granted by the Securities and Exchange Commission, the Funds may loan their securities to affiliates of Allianz Global Fund Management. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of satisfactory credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent.

The Funds may invest the cash collateral received (generally in money market investments or money market funds) or receive a fee from the borrower. In the case of cash collateral, a Fund typically pays a rebate to the borrower. Cash collateral may be invested in a money market fund that is managed by an affiliate of Allianz Global Fund Management and that pays advisory and administrative fees to Allianz Global Fund Management and its affiliates. Subject to conditions established by the Securities and Exchange Commission staff, a Fund may also transfer cash collateral into a joint account along with cash collateral of other Funds. Cash collateral in these joint accounts may be invested in repurchase agreements and/or short-term money market instruments. Although control over, and voting rights or rights to consent with respect to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters which the Sub-Adviser believes materially affect the investment, in order to vote the securities . If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. When engaged in securities lending, each Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are debt obligations whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Many other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed bonds issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U“), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments” above. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitles a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and also limited opportunities may exist to resell such investments. These instruments may often be illiquid. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Event-Linked Bonds

The Funds may invest in “event-linked bonds.” Event-linked bonds, which are sometimes referred to as “catastrophe bonds,” are debt obligations for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for many of these securities, and there can be no assurance that a liquid market in these bonds will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. With respect to assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Bank Obligations

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. Fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) may be considered illiquid for purposes of the Funds’ restrictions on investments in illiquid securities. Each Fund may also hold funds in an interest-bearing account for temporary purposes.

Obligations of foreign banks involve certain risks associated with investing in foreign securities described under “Non-U.S. Securities” below, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds may consist of U.S. dollar- or foreign currency-denominated obligations of domestic or foreign issuers, and may be rated or unrated (see Appendix A for a description of the ratings assigned by various rating agencies to commercial paper). The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

Money market instruments may include, among other things, (1) short-term U.S. Government securities; (2) certificates of deposits, bankers’ acceptances and other bank obligations; (3) commercial paper; (4) corporate obligations with a remaining maturity of 397 days or less; and (5) repurchase agreements with banks or registered broker dealers. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Fund has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

Variable and Floating Rate Securities

Variable or floating rate securities are securities that pay interest at rates which adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These instruments may include, without limitation, variable rate preferred stock, bank loans, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable or floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable or floating rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.

The Funds may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Zero Coupon, Pay-in-Kind and Step Coupon Securities

Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a “regulated investment company“ under the Internal Revenue Code of 1986 and the regulations thereunder (the “Code“), each Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon bonds or step coupon bonds. See “Taxation.” Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for a Fund to dispose of them or to determine their current value.

Municipal Securities

The Funds may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuers future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

The Funds may purchase insured municipal debt securities in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund.

Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Municipal securities may include “moral obligation“ securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal securities may also include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

The Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations“). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipalitys covenant to budget for, appropriate and make the payment due under the lease obligation. The Funds may also purchase “certificates of participation,“ which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation“ clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation“ lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.

The Funds may also invest in various short-term municipal securities, including tax anticipation notes, revenual aniticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. They may also be general obligations of the issuer. Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Mortgage-Related and Asset-Backed Securities

The Funds may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the applicable Sub-Adviser to forecast interest rates and other economic factors correctly. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See “Collateralized Mortgage Obligations” below.

Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in “pools“ of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Department of Housing and Urban Development and the Office of Federal Housing Enterprise Oversight. FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, see “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “passthrough” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Other Asset-Backed Securities. Other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities.

Real Estate Securities and Related Derivatives

The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.

REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REITs investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REITs investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REITs investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.

Convertible Securities and Synthetic Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

To the extent consistent with its other investment policies, each Fund may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing element”) and the right to acquire an equity security (“convertible element”). The income-producing element is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible element is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing element and its convertible element. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.

The Funds may also purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the investment.

Non-U.S. Securities

Non-U.S. or foreign securities include, but are not limited to, U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities; securities of U.S. issuers traded principally in foreign markets; foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some foreign securities may be restricted against transfer within the United States or to a United States person.

American Depositary Receipts (“ADRs“) are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. European Depositary Receipts (“EDRs“) are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs“) may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Emerging Market Securities. The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or “emerging market“) countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

A Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Funds may invest in securities issued by certain “supra-national“ entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank“), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supra-national entities are “stockholders“ that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entitys lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will be able or willing to honor their capitalization commitments for those entities.

Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Funds may invest in may be considered passive foreign investment companies (“PFICs“) under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They are often “growth” companies or “start-up“ companies. For U.S. federal income tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporations gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Code Section 954.

Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Funds may not realize that a foreign corporation they invest in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Funds intend to comply with federal tax reporting of these investments.

Subject to applicable limits under the 1940 Act, the Funds may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. In addition to bearing their proportionate share of a funds expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under “Other Investment Companies.“

Foreign Currencies and Related Transactions

Subject to applicable limits set forth in the Prospectuses and this Statement of Additional Information, the Funds may invest in or utilize foreign currencies, forward foreign currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, currency swap transactions and other foreign currency-related transactions may be used for a variety of reasons, including to hedge against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.

A Fund may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases.

Forward foreign currency exchange contracts may be used for a variety of reasons, including the following circumstances:

Lock In. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge. If a Fund wants to eliminate substantially all of the risk of owning a particular currency, and/or if the believes that the Fund can benefit from price appreciation in a given country’s currency but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in the value of the security.

Proxy Hedge. A Fund might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield.

Tax Consequences of Hedging. Under applicable tax law, a Fund’s hedging activities may result in the application of the mark-to-market and straddle provisions of the Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by a Fund are classified as capital gains or ordinary income.

Among the risks facing Funds that utilize foreign currencies and related transactions is the risk that the relative value of currencies will be different than anticipated by the particular Fund’s Sub-Adviser. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. Please see “Derivative Instruments” below for a description of other foreign currency related transactions that may be used by the Funds.

Derivative Instruments

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is always changing and the Funds may invest in derivatives other than those shown below.

The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Funds to successfully utilize these instruments may depend in part upon their ability to forecast interest rates and other economic factors correctly. If a Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If a Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. Income earned by a Fund from many derivative strategies will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders in taxable distributions.

Options on Securities and Indexes. As described under “Characteristics and Risks of Securities and Investment Techniques—Derivatives,” “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by NACM Income & Growth Fund” and “Characteristics and Risks of Securities and Investment Techniques—Call Option Strategy Employed by OCC Equity Premium Strategy Fund” in the Prospectuses, the Funds may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. A call option on a security is also “covered“ if the Fund does not hold the underlying security or have the right to acquire it, but the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis (a so-called “naked“ call option). Except for the RCM Technology and RCM Strategic Growth Funds (as described in more detail below), none of the Funds may write “naked“ call options on individual securities other than exchange traded funds (“ETFs”). For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

The RCM Technology Fund and the RCM Strategic Growth Fund may each write “naked” call options on individual securities or instruments in which it may invest but that are not currently held by the Fund. When writing “naked” call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option. The Fund is further subject to the segregation requirements described above when it writes “naked” call options. Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Funds exposure to loss. During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase the Funds income with minimal capital risk. However, when the price of the security underlying the written option increases, the Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the Fund will lose the difference. “Naked” written call options are riskier because there is no underlying security held by the Fund that can act as a partial hedge. “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” written call option is exercised, the Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date. See “Taxation.”

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust’s valuation policies and procedures. See “Net Asset Value.”

OTC Options. The Funds may also purchase and write over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write so-called dealer options.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities, including ETFs, and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in a Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, a Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.

The value of call options written by a Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect a Fund engaging in options transactions.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by a Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Funds portfolio securities).

Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Sub-Adviser anticipates that the currency will appreciate or depreciate in value. In addition, the Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

Futures Contracts and Options on Futures Contracts. The Funds may use interest rate, foreign currency, index and other futures contracts, and options on such contracts. For example, the Funds may invest in foreign exchange futures contracts and options thereon (“futures options“) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Funds may also enter into futures contracts for the purchase or sale of securities. The Funds may purchase and sell futures contracts on various securities indexes (“Index Futures“) and related options for hedging purposes and for investment purposes. For example, the Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also minimize potential market and liquidity problems which may result from increases in positions already held by the Fund. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission (“CFTC“).

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.

An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

The Funds may purchase and write call and put options on futures contracts (“futures options“). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

Commodity Futures Contracts and Options on Commodity Futures Contracts. In addition to other futures contracts and options thereon, the Funds may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.

Limitations on Use of Futures and Futures Options. The Funds may enter into positions in futures contracts and related options for hedging purposes, for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, the Funds may utilize futures contracts for investment and/or speculative purposes. For instance, a Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to gain or adjust their exposure to a particular market. The Funds may also use these investments to hedge against changes in the value of securities which the Sub-Adviser intends to purchase for the portfolio.

When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of (or in certain cases, the Fund’s obligation under) the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or by taking other offsetting positions.

When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or by taking other offsetting positions.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation.”

The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In the case of futures contracts used for hedging purposes, some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of a security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, the Funds may not choose to use futures and/or suitable hedging transactions may not be available in all circumstances. Even if a hedge is executed successfully, a Fund’s return may have been higher if no hedging had been attempted.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Certain Consequences of Hedging. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Funds dividend distributions and are not reflected in yield. Under applicable tax law, a Fund’s hedging activities may result in the application of the mark-to-market and straddle provisions of the Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Fund and could affect whether dividends paid by the Fund are classified as capital gains or ordinary income. See “Taxation.”

Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities or Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities or indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

Swap Agreements. The Funds may enter into swap agreements with respect to interest rates, currencies, indexes or baskets of securities (or a single security) and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties generally are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The Funds also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered through the segregation of assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and therefore are not regulated as futures or commodity option transactions under the CEA.

When-Issued, Delayed Delivery and Forward Commitment Transactions

A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. The Funds may also enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Rights and Warrants to Purchase Securities

A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

Repurchase Agreements

For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counterparties.

Other Investment Companies

The Funds may invest in securities of other open- or closed-end investment companies, including exchange-trade funds (“ETFs“), to the extent that such investments are consistent with the Funds investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC.

The Funds may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when a Sub-Adviser believes share prices of other investment companies offer attractive values. The Funds may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. The Funds may invest in investment companies that are advised by Allianz Global Fund Management or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC.

As a stockholder in an investment company, a Fund will bear its ratable share of that investment companys expenses, and would remain subject to payment of the Funds management fees and other expenses with respect to assets so invested. A Funds shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same risks of leverage described in the Prospectuses and herein.

The AGI Multi-Style Fund ordinarily invests all of its assets in the Funds or funds advised by the Adviser and its affiliates. See “Investment Strategies of the AGI Multi-Style Fund“ below.

Illiquid Securities

A Fund may invest in securities that are illiquid, so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

The term “illiquid securities“ for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Depending on the circumstances, illiquid securities may be considered to include, among other things, written over-the-counter options and other derivative instruments, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser’s or a Sub-Adviser’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Hybrid Instruments

The Funds may invest in “hybrid” or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of a commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

Hybrids can be used as an efficient means of pursuing a variety of goals, including hedging and attempts to increase total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. If so, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.

Short Sales

Each of the Funds may engage in short sales transactions. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan.

When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. For these purposes, a short sale will be considered to be “against the box” if the Fund holds or has the right to acquire securities which, without the payment of further consideration, are convertible or exchangeable for the securities sold short. Short sales by a Fund that are not made “against the box“ create opportunities to increase the Funds return but, at the same time, involve special risk considerations and may be considered a speculative technique. The NACM Funds and the RCM Funds may engage in short sales which are not “against the box.” The value of securities of any issuer in which a Fund maintains a short position that is not “against the box“ may not exceed the lesser of 5% of the value of the Funds net assets or 5% of the securities of such class of the issuer. The other Funds may only engage in short sales that are “against the box.”

Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when investment considerations would not favor such sales.

In the view of the Securities and Exchange Commission (“SEC“), a short sale involves the creation of a “senior security“ as such term is defined in the 1940 Act, unless the sale is “against the box,“ or unless the Funds obligation to deliver the securities sold short is “covered“ by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Funds total assets.

Commodities

Some of the Funds may invest in instruments that provide exposure to, and are subject to the risks of, investments in precious metals and other commodities. These may include futures, options, swaps and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals (e.g., gold, silver, platinum, and palladium) and other resources. In addition, the Funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to commodities markets or investments in commodities, and through these investments may be exposed to the risks of investing in commodities. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can also present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. To the extent that a Fund invests in companies that mine, deal in or are otherwise exposed to these risks, the Fund will also be subject to these risks.

For a Fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals and other forms of “non-qualifying“ income may not exceed 10% of the Fund’s gross income for its taxable year. This tax requirement could cause a Fund to hold precious metals or securities when it would not otherwise do so, or may otherwise limit the manner or extent to which a Fund seeks exposure to such commodities.

Investment Strategies of the AGI Multi-Style Fund

The AGI Multi-Style Fund normally invests substantially all of its assets in Underlying Funds, which include certain series of the Trust and series of PIMCO Funds as specified in the Prospectuses. By investing in Underlying Funds, the AGI Multi-Style Fund may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds as described above. It may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of PIMCO Funds. The PIMCO Funds series and their attendant risks as described in the current PIMCO Funds Prospectuses for Institutional Class and Administrative Class shares and PIMCO Funds Statement of Additional Information, which are included in the PIMCO Funds registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission. In addition, summary information about the principal investments and strategies and principal risks of the Underlying Funds is contained in Exhibit E to this Statement of Additional Information. These summaries are qualified in their entirety by reference to the prospectuses of the Trust and PIMCO Funds and the Statement of Additional Information of PIMCO Funds, and the Trust disclaims any obligation to update them in the event the information in the applicable Underlying Fund prospectus changes. The principal investments and strategies and principal risks of the Underlying Funds may change following the date of this Statement of Additional Information, and investors should refer to the prospectuses of the Trust and PIMCO Funds and the Statement of Additional Information of PIMCO Funds for the most current information regarding the Underlying Funds. These documents may be obtained free of charge by calling Allianz Global Investors Distributors LLC at 1-800-426-0107.

INVESTMENT RESTRICTIONS

Investment Objectives

Except to the extent set forth in the relevant Prospectuses, the investment objective(s) of each Fund is/are non-fundamental and may be changed by the Board of Trustees without shareholder approval. Investment objectives which are fundamental may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

Fundamental Investment Restrictions

The investment restrictions set forth below are fundamental policies of the OCC Renaissance, OCC Growth, OCC Target and OCC Opportunity Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:

(1) may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

(2) may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund’s total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not acquire more than 10% of the voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;

(6) may not concentrate more than 25% of the value of its total assets in any one industry;

(7) may not purchase or sell commodities or commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

(8) may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the OCC Target Fund); and

(9) may not issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

Notwithstanding the provisions of fundamental investment restrictions (1) and (9) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

The investment restrictions set forth below are fundamental policies of each of the CCM Emerging Companies, CCM Focused Growth, NACM Income & Growth, NACM Mid-Cap Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and OCC Equity Premium Strategy Funds and may not be changed with respect to any such Fund without shareholder approval by a vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:

(1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

(2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

(3) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;

(4) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(5) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;

(6) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and

(7) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

In determining whether a transaction is permitted under the 1940 Act, Restriction 5 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

The investment restrictions set forth below are fundamental policies of each of the CCM Capital Appreciation, CCM Mid-Cap, NFJ Small-Cap Value and NFJ Dividend Value Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. Under these restrictions, each such Fund:

(1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

(2) may not with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(3) may not with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(4) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

(5) may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

(6) may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

(7) may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the CCM Mid-Cap Fund only, this fundamental investment restriction is as follows: the CCM Mid-Cap Fund may not borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund’s assets);

(8) may not issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

(9) may not lend any funds or other assets, except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers’ acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; and

(10) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Notwithstanding the provisions of fundamental investment restrictions (7) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

The investment restrictions set forth below are fundamental policies of the OCC Value Fund and may not be changed without shareholder approval by a vote of a majority of the outstanding voting securities of such Fund. Under these restrictions, such Fund:

(1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

(2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

(3) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;

(4) may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

(5) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;

(7) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and

(8) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

In determining whether a transaction is permitted under the 1940 Act, Restriction 6 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

The investment restrictions set forth below are fundamental policies of the AGI Multi-Style Fund and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of such Fund. Under these restrictions:

(1) the AGI Multi-Style Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

(2) the AGI Multi-Style Fund may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund’s status as a diversified company under the Investment Company Act of 1940, as amended;

(3) the AGI Multi-Style Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

(4) the AGI Multi-Style Fund may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;

(5) the AGI Multi-Style Fund may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(6) the AGI Multi-Style Fund may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;

(7) the AGI Multi-Style Fund may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and

(8) the AGI Multi-Style Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Notwithstanding any other fundamental investment restriction or policy, the AGI Multi-Style Fund may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Fund.

Each of the Allianz RCM Funds has adopted certain investment restrictions that are fundamental policies and that may not be changed without shareholder approval by the vote of a majority of each such Funds outstanding voting securities.

In the case of the Allianz RCM Funds (other than the RCM International Growth Equity, RCM Mid-Cap, RCM Small-Cap Growth and RCM Strategic Growth Funds), these restrictions provide that each such Fund:

(1) may not invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that (i) the RCM Biotechnology Fund will concentrate more than 25% of its assets in the biotechnology industry, (ii) the RCM Global Resources Fund will invest more than 25% of its assets in the natural resources industry; (iii) the RCM Healthcare Fund will concentrate more than 25% of its assets in the healthcare industry and (iv) the RCM Technology Fund will concentrate more than 25% of its assets in the technology industry;

(2) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(3) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities;

(4) may not act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;

(5) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;

(6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and

(7) may not purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

In determining whether a transaction is permitted under the 1940 Act, Restriction 6 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time. In addition, the RCM Biotechnology Fund, the RCM Global Resources Fund, the RCM Healthcare Fund and the RCM Technology Fund each will measure the percentage of its assets in a particular industry by reference to a customized set of industry and sector groups for classifying securities (the “RCM Codes“). The RCM Codes are based on an expanded Morgan Stanley Capital International (“MSCI”) and Standard & Poor’s (“S&P”) industry classification model, modified to be what RCM Capital Management LLC believes is more representative of global investing and more applicable to growth industries and their sub-industries.

In the case of the RCM International Growth Equity Fund, these restrictions provide that such Fund may not:

(1) invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

(2) invest in companies for the purpose of exercising control or management;

(3) borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Funds total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. The Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit the Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options;

(4) purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

(5) make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Funds holdings of such repurchase agreements exceeds 10% of the value of the Funds total assets;

(6) act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;

(7) invest more than 10% of the value of its net assets in securities that are illiquid;

(8) purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary brokers commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Funds total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Funds shareholders. For the purpose of this restriction, the Trust considers “investment company or investment trust” to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction;

(9) purchase portfolio securities from or sell portfolio securities to the officers, directors, or other “interested persons“ (as defined in the 1940 Act) of the Trust, other than unaffiliated broker-dealers;

(10) purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC;

(11) issue senior securities, except that the Fund may borrow money as permitted by fundamental investment restriction (3) above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions; and

(12) purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

In the case of the RCM Mid-Cap Fund, these restrictions provide that such Fund:

(1) may not invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

(2) may not purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

(3) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(4) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;

(5) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities;

(6) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws; and

(7) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

In determining whether a transaction is permitted under the 1940 Act, Restriction 4 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

In the case of each of the RCM Small-Cap Growth and RCM Strategic Growth Funds, these restrictions provide that each such Fund:

(1) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(2) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not concentrate more than 25% of the value of its assets in any one industry;

(5) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(6) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and

(7) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

In determining whether a transaction is permitted under the 1940 Act, Restriction 2 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time. In addition, the RCM Small-Cap Growth Fund and the RCM Strategic Growth Fund each will measure the percentage of its assets in a particular industry by reference to the RCM Codes.

The investment restrictions set forth below are fundamental policies of the NFJ All-Cap Value Fund and each of the Allianz NACM Funds (except for the NACM Income & Growth and NACM Mid-Cap Growth Funds), and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. Under these restrictions, each such Fund:

(1) may not concentrate more than 25% of the value of its total assets in any one industry;

(2) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(3) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities;

(4) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(5) may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund’s total assets (taken at cost) and then only to secure borrowings permitted by Restriction (4) above, except that this Restriction (5) does not apply to the NACM Emerging Markets Opportunities Fund. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

(6) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(7) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and

(8) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

In determining whether a transaction is permitted under the 1940 Act, Restriction 7 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

The investment restrictions set forth below are fundamental policies of the OCC Core Equity Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of such Fund. Under these restrictions, such Fund:

(1) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(2) may not pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security);

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not concentrate more than 25% of the value of its total assets in any one industry;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

(7) may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities; and

(8) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act.

In determining whether a transaction is permitted under the 1940 Act, Restriction 8 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

The investment restrictions set forth below are fundamental policies of the OCC International Equity Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of such Fund. Under these restrictions, such Fund:

(1) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(2) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not concentrate more than 25% of the value of its assets in any one industry;

(5) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(6) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and

(7) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

In determining whether a transaction is permitted under the 1940 Act, Restriction 2 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

Non-Fundamental Investment Restrictions

Each Fund (except the AGI Multi-Style Fund, the Allianz RCM Funds and the OCC Core Equity, the NACM Emerging Markets Opportunities, the NFJ Mid-Cap Value and OCC International Equity Funds) is also subject to the following non-fundamental restriction and policies (which may be changed without shareholder approval):

(1) Subject to any limits set forth in its Prospectus or the SAI, each Fund may engage in short sales to the maximum extent permitted by law.

(2) Each fund may not invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in “illiquid securities,” illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser’s or Sub-Adviser’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Policies Relating to Rule 35d-1 under the 1940 Act

Certain Funds have adopted policies pursuant to Rule 35d-1(a) under the 1940 Act. Such Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a). Under such policies:

1. The CCM Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations.

2. The NFJ Dividend Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities. In addition, the Fund invests at least 80% of its assets in securities that pay or that are expected to pay dividends.

3. The NFJ Small-Cap Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations.

4. The RCM Global Small-Cap Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index.

5. The RCM Technology Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of technology companies.

6. The RCM Healthcare Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies in the healthcare industry.

7. The RCM Large-Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $3 billion.

8. The RCM Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Mid-Cap Growth Index.

9. The RCM Biotechnology Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies in the biotechnology industry.

10. The NACM Pacific Rim Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country.

11. The RCM International Growth Equity Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies.

12. The CCM Focused Growth Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million.

13. The NFJ Large-Cap Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations. For purposes of this policy, the Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index.

14. The RCM Global Resources Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy, or goods related to cyclical or commodity industries, such as the oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, wood products, paper products and steel (the “natural resources industries”).

15. The OCC Core Equity Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks.

16. The OCC Equity Premium Strategy Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities.

17. The RCM Small-Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with smaller market capitalizations (which the portfolio managers currently define as companies with market capitalizations at or below the highest market capitalization of companies represented in either or both of the S&P SmallCap 600 Index and the Russell 2000 Index).

18. The NFJ Mid-Cap Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations.

19. The NACM Emerging Markets Opportunities Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation.

20. The NACM Mid-Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations.

Other Information Regarding Investment Restrictions and Policies

The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trusts management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

Unless otherwise stated, all limitations applicable to a Fund’s investments will apply at the time of investment. A Fund will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. The Adviser or applicable Sub-Adviser will take into account market, tax and other consequences to a Fund in considering whether or not sell or close out an investment that has become inconsistent with an investment limitation after its purchase due to market fluctuations, a change in ratings assigned to the security or other factors. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. Unless otherwise indicated, references to assets in the percentage limitations on a Funds investments refers to total assets.

The Sub-Advisers may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes or any other reasonable industry classification system (including systems developed by the Sub-Advisers) for purposes of the Funds investment restrictions and policies relating to industry concentration, and the approaches used by the various Sub-Advisers may differ from one another.

In addition, each Sub-Adviser may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Funds it sub-advises which are different from the definitions and standards used by other Sub-Advisers. For example, the Sub-Advisers may use different definitions and standards in connection with defining Fund market capitalization criteria (e.g., determining whether a company is a “large,” “mid” or “small” capitalization company), characterizing a security as an “equity” or “fixed income” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” “sector” or group of related industries or sectors, determining the scope of a “geographic region” and characterizing an investment as a U.S. or non-U.S. investment (or otherwise determining the location of an investment for purposes of a Fund’s geographic restrictions). In addition, the definitions and standards used by a Sub-Adviser may change over time and without notice to investors, and in certain cases a Sub-Adviser may use definitions and standards for a Fund which differ from the definitions and standards it uses for other series of the Trust or for other funds and accounts which it advises.

The phrase “shareholder approval,” as used in the Prospectuses, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, Trust or share class, as the case may be, or (2) 67% or more of the shares of the Fund, Trust or share class, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

The Trustees and executive officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the tables immediately following. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 1345 Avenue of the Americas, New York, NY 10105.

Interested Trustees [To be updated by amendment]

Name, Address and Age	Position(s)Held with Trust	Term of Office**** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee

Udo Frank** Four Embarcadero Center, 30th Floor, San Francisco, CA 94111 Age 47	Trustee	1 year	Chief Executive Officer, RCM and Executive Committee Member, Allianz Global Investors. Board Member of Allianz Global Investors U.S. Retail LLC. Formerly, Chief Executive Officer of Equities (2001-2002) and Chief Investment Officer (1998-2001), Allianz Global Investors AG.	36	Member of the Management Board of Allianz Global Investors Fund Management LLC

John C. Maney*** 1345 Avenue of the Americas, New York, NY 10105 Age 47	Trustee	1 year	Chief Financial Officer of Allianz Global Investors Fund Management LLC; Managing Director and Chief Financial Officer of Allianz Global Investors of America L.P. since October 2001 and Chief Operating Officer of Allianz Global Investors of America, L.P. since November 2006. Executive Vice President and Chief Financial Officer since 2001. Chief Financial Officer of Oppenheimer Capital LLC, NFJ Investment Group and a number of other affiliated entities. Chief Financial Officer and Executive Vice President of Allianz Global Investors Distributors LLC. Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001)	59	None

*	The term “Fund Complex” as used herein includes each Fund of the Trust and the following registered investment companies: each series of PIMCO Funds, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, each series of Premier VIT, PIMCO Strategic Global Government Fund, Inc., PIMCO Municipal Advantage Fund, Inc., each series of PIMCO Private Account Portfolio Series, PIMCO Commercial Mortgage Securities Trust, Inc., each series of Fixed Income SHares, each series of OCC Cash Reserves, Inc., each series of OCC Accumulation Trust, each series of USAllianz Variable Insurance Products Trust and registered investment companies advised by RCM Capital Management LLC and Nicholas-Applegate Capital Management LLC.
**	Mr. Frank is an “interested person” of the Trust (as defined in Section 2(a)

(19) of the 1940 Act) as a result of his positions set forth in the table above.

***

Mr. Maney is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director, Chief Operating Officer and Chief Financial Officer, Allianz Global Investors of America L.P. and Allianz Global Investors of America Holdings Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts LLC and Allianz Global Investors NY Holdings LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partners LLC; Chief Financial Officer of

Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and StocksPLUS Management, Inc.; and Executive Vice President and Chief Financial Officer of PIMCO Japan Ltd.

****	Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

Independent Trustees [To be updated by amendment]

Name, Address and Age	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Gary A. Childress Age 73	Trustee (Vice Chairman)	10 years** (Vice Chairman since 2005)	Private investor. Formerly, Chairman and Director, Bellefonte Lime Company, Inc. (a calcitic lime producer) and partner in GenLime, L.P. (dolomitic lime producer).	36	None

Theodore J. Coburn Age 54	Trustee	5 years	Executive Vice President, Edison Schools, Inc.; President, Coburn Capital Group; Member, Triton Realty Partners. Formerly, Senior Vice President, NASDAQ Stock Market; and Partner, Brown, Coburn & Co. (an investment banking firm).	37*	Director, Ramtron International Corporation and Trustee, Nicholas-Applegate Fund, Inc.

F. Ford Drummond Age 44	Trustee	1 year	Owner/Operator, Drummond Ranch; General Counsel, BMI-HealthPlans (claims administration services).	36	None

James S. MacLeod Age 59	Trustee	1 year	Director and Managing Director, CoastalStates Bank. Formerly, Executive Vice President, Mortgage Guaranty Insurance Corp.	36	Sykes Enterprises, Inc.

Davey S. Scoon Age 60	Trustee (Chairman)	1 year (Chairman since September 2006)	Director (Non-Executive Chairman), Tufts Health Plan. Formerly, Chief Administrative and Financial Officer, Tom’s of Maine, Inc. (personal care); Chief Administrative and Financial Officer of Sun Life Financial – US.	36	Nitromed, Inc.; and Advanced Magnetics, Inc.

Edward E. Sheridan Age 52	Trustee	1 year	Formerly, Managing Director, Head of Global Institutional Sales, Merrill Lynch.	36	None

W. Bryant Stooks Age 67	Trustee	10 years**	President, Bryant Investments, Ltd.; President, Ocotillo at Price LLC (real estate investments). Formerly, President, Senior Vice President, Director and Chief Executive Officer, Archirodon Group Inc. (an international construction firm); Partner Arthur Andersen & Co.	36	None

Gerald M. Thorne Age 69	Trustee	9 years**	Partner, Mount Calvary Associates (low income housing); Partner, Evergreen Partners (resort real estate). Formerly, Director, Kaytee, Inc. (a bird seed company); President and Director, Firstar National Bank of Milwaukee and Firstar National Bank of Sheboygan; Director, Bando-McGlocklin (a small business investment company); Director, VPI Inc. (plastics company); and Director, American Orthodontics Corp. (an orthodontics manufacturer)	36	None

James W. Zug Age 67	Trustee	Less than one year	Formerly, Director, SPS Technologies, Inc. and Director, Stackpole Ltd.	36	Amkor Technology, Inc.; Brandywine Group of Mutual Funds (3 portfolios); and Teleflex Incorporated.

*	Mr. Coburn is also a Trustee of the Nicholas-Applegate Fund, Inc., which currently includes one portfolio.
**	Prior to their election as Trustees of the Trust, Messrs Childress, Stooks and Thorne served as Trustees of PIMCO Advisors Funds (“PAF”). As discussed above, on January 17, 1997, the Trust and PAF were involved in a transaction in which certain series of PAF were reorganized into series of the Trust.
***	Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

Executive Officers [To be updated by amendment]

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

E. Blake Moore, Jr. Age 49	President and Chief Executive Officer	2 years	Chief Executive Officer, Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC and Allianz Global Investors U.S. Retail LLC (since August 2004). Formerly, Managing Director and Member of Executive Committee, Nicholas-Applegate Capital Management LLC. Formerly, Managing Director, Nicholas Applegate Holdings LLC, Nicholas Applegate Securities LLC and Nicholas Applegate Securities International. Formerly, Chairman, President and Director, Nicholas-Applegate Institutional Funds, the Nicholas-Applegate Fund Inc. and Nicholas Applegate Southeast Asia Fund.

Thomas J. Fuccillo 1345 Avenue of the Americas, 50th Floor New York, NY 10105 Age 39	Vice President, Chief Legal Officer and Secretary	1 year	Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P., Vice President, Secretary and Chief Legal Officer of 67 funds in the Fund Complex; Formerly, Vice President and Associate General Counsel, Neuberger Berman, LLC.

Andrew J. Meyers Age 46	Vice President	2 years	Managing Director and Chief Operating Officer, Allianz Investors Global Fund Management LLC; Managing Director and Chief Operating Officer, Allianz Global Investors U.S. Retail LLC; and Managing Director and COO – U.S. Retail, Allianz Global Investors Distributors LLC. Formerly, Managing Director, Executive VP and Director of Marketing, Allianz Global Investors Distributors LLC.

Brian S. Shlissel Age 47	Treasurer and Principal Financial and Accounting Officer	2 years	Executive Vice President, Allianz Global Investors Fund Management LLC. Trustee, President and Chief Executive Officer, Premier VIT. President and Chief Executive Officer, Fixed Income SHares, PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest & Premium Strategy Fund, Nicholas Applegate International & Premium Strategy Fund; PIMCO Global StocksPLUS & Income Fund and Municipal Advantage Fund, Inc.

Richard H. Kirk Age 46	Assistant Secretary	2 years	Senior Vice President, Associate General Counsel, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Formerly, Vice President, Counsel, Prudential Financial, Inc./American Skandia; Associate General Counsel, Friedman, Billings, Ramsey, Inc.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kathleen A. Chapman Age 53	Assistant Secretary	1 year	Assistant Secretary of 67 funds in the Fund Complex; Manager – Individual Investor Group Advisory Law, Morgan Stanley (2004-2005); Paralegal and Assistant Corporate Secretary, Prudential Financial, Inc. (formerly American Skandia, Inc.) (1996-2004).

William V. Healey 1345 Avenue of the Americas, 50th Floor New York, NY 10105 Age 55	Assistant Secretary	1 year	Executive Vice President, Chief Legal Officer, Allianz Global Investors of America L.P., Allianz Global Investors Fund Management and Allianz Global Investors Distributors LLC. Assistant Secretary of 67 funds in the Fund Complex; formerly, Chief Legal Officer, Vice President and Associate General Counsel of Prudential Insurance Company of America (1998-2005); formerly, Executive Vice President and Chief Legal Officer, Prudential Investments (1998-2003).

Lagan Srivastava 1345 Avenue of the Americas, 50th Floor New York, NY 10105 Age 30	Assistant Secretary	1 year	Assistant Secretary of 67 funds in the Fund Complex; formerly, Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler Berlin Shereff Friedman LLP (2002-2004).

Lawrence G. Altadonna Age 41	Assistant Treasurer	2 years	Senior Vice President, Allianz Global Investors Fund Management LLC. Treasurer and Principal Financial and Accounting Officer, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO Corporate Income Fund, PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, Municipal Advantage Fund, Inc., PIMCO High Income Fund, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest & Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund and Nicholas-Applegate International & Premium Strategy Fund. Treasurer, Fixed Income SHares. Assistant Treasurer, Premier VIT. Formerly, Director of Fund Administration, Prudential Investments.

Youse Guia Age 35	Chief Compliance Officer	2 years	Senior Vice President, Chief Compliance Officer and Group Compliance Manager, Allianz Global Investors of America L.P.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
(since 2004). Chief Compliance Officer, PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest & Premium Strategy Fund, Nicholas-Applegate International & Premium Strategy Fund, Municipal Advantage Fund, Inc., PIMCO Global StocksPLUS and Income Fund, Fixed Income SHares and Premier VIT. Formerly, Vice President, Group Compliance Manager (since 2002). Audit Manager, PricewaterhouseCoopers LLP (1996 – 2002).

Each of the Trust’s executive officers is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.

Committees of the Board of Trustees [To be updated by amendment]

The Trust’s Audit Oversight and Compliance Committee is currently composed of Messrs. Drummond, MacLeod, Stooks and Zug (Chairman). All of the members of the Audit Oversight and Compliance Committee are Independent Trustees. The principal functions of the Audit Oversight and Compliance Committee are (i) to provide assistance to the Trustees in fulfilling their responsibility to shareholders relating to fund accounting, reporting practices of the Trust and the quality and integrity of the financial reports of the Trust, and (ii) oversight of the compliance programs of the Trust and its service providers as well as oversight of the Trust’s Chief Compliance Officer. The Audit Oversight and Compliance Committee was constituted on January 1, 2006, and prior to that date its responsibilities were carried out by separate committees—the Trust’s Audit Oversight Committee and the Trust’s Compliance Committee. The Trusts Audit Oversight and Compliance Committee convened [ ] times during the fiscal year ended June 30, 2007.

The Trust’s Valuation Committee is currently composed of Messrs. Coburn, Frank, Maney and Thorne (Chairman). The Valuation Committee has been delegated responsibility by the Trust’s Board of Trustees for overseeing determinations of the fair value of the Funds’ portfolio securities on behalf of the Board in accordance with the Funds’ valuation procedures. The Valuation Committee met or otherwise took action [ ] times during the fiscal year ended June 30, 2007.

The Trust’s Board Governance and Nominating Committee is currently composed of Messrs. Childress, Coburn, MacLeod and Thorne (Chairman). All of the members of the Board Governance and Nominating Committee are Independent Trustees. The Board Governance and Nominating Committee’s responsibilities include the oversight of matters relating to the functions and duties of the Board of Trustees and the screening and nomination of candidates for election to the Board of Trustees as independent trustees of the Trust. It is the policy of the Board Governance and Nominating Committee to consider trustee nominees recommended by shareholders. The procedures by which shareholders can submit nominee recommendations to the Board Governance and Nominating Committee are set forth as Appendix D to this Statement of Additional Information. The Board Governance and Nominating Committee was called the Nominating Committee prior to January 1, 2006 and convened [ ] times during the fiscal year ended June 30, 2007.

The Trust’s Contracts Committee is currently composed of Messrs. Drummond, Stooks (Chairman), Sheridan and Zug. The Contracts Committee’s responsibilities include reviewing and considering the periodic renewal of the Funds’ investment advisory and administration and distribution agreements and plans. The Contracts Committee convened more than [ ] times during the fiscal year ended June 30, 2007.

The Trust’s Performance Committee is currently composed of Messrs. Childress (Chairman), Coburn, Sheridan and Thorne. The Performance Committee’s responsibilities include reviewing the performance of the Funds and any changes in investment philosophy, approach and personnel of the Funds’ Sub-Advisers. The Performance Committee convened [ ] times during the fiscal year ended June 30, 2007.

Securities Ownership [To be updated by amendment]

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust, as of December 31, 2006 and also as of November 1, 2007, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as of December 31, 2006. The dollar ranges used in the table are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000. The following table includes securities in which the Trustees hold an economic interest through their deferred compensation plan. See “Trustees Compensation” below.

Name of Trustee	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee (as of 12/31/06)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* (as of 12/31/06)	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee (as of 11/1/07)

Gary A. Childress		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

Theodore J. Coburn		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

F. Ford Drummond		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

Name of Trustee	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee (as of 12/31/06)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* (as of 12/31/06)	Dollar Range of Equity Securities in Each Fund or Series Overseen by the Trustee (as of 11/1/07)

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

Udo Frank		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

James S. MacLeod		[ ]	[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

John C. Maney		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

Davey S. Scoon		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

Edward E. Sheridan		[ ]

[ ]	[ ]		[ ]

W. Bryant Stooks		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

Gerald M. Thorne		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

James W. Zug		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

[ ]	[ ]		[ ]

*	The term “Family of Investment Companies” as used in this Proxy Statement includes each Fund of the Trust and the following registered investment companies: each series of PIMCO Funds, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, each series of Premier VIT, each series of PIMCO Funds: Global Investors Series plc., each series of PIMCO Private Account Portfolio Series, PIMCO Commercial Mortgage Services Trust, Inc., and each series of PIMCO Fixed Income SHares.

To the Trust’s knowledge, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2006.

Trustees’ Compensation [To be updated by amendment]

Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive an annual retainer of $80,000 ($160,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. The Chairman of the Trustees receives a $20,000 annual retainer for his service as an ex officio member of each Committee of the Board of Trustees. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below), although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

The following table sets forth information regarding compensation received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 2007. (Trustees who are interested persons of the Trust and Officers of the Trust receive no compensation from the Trust.)

Name of Person, Position	Aggregate Compensation from Trust			Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees

Gary A. Childress	$	[	]	$0	$0	$	[	]
Theodore J. Coburn[1]	$	[	]	$0	$0	$	[	]
F. Ford Drummond	$	[	]	$0	$0	$	[	]
James S. MacLeod	$	[	]	$0	$0	$	[	]
Davey S. Scoon	$	[	]	$0	$0	$	[	]
Edward E. Sheridan	$	[	]	$0	$0	$	[	]
W. Bryant Stooks	$	[	]	$0	$0	$	[	]
Gerald M. Thorne	$	[	]	$0	$0	$	[	]
James W. Zug	$	[	]	$0	$0	$	[	]

As disclosed in more detail in the Shareholders’ Guide, each Fund may sell its Class A shares at net asset value without a sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of either the Trust, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, and certain other affiliates of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.

Codes of Ethics

The Trust, Allianz Global Fund Management, Cadence, NFJ, RCM, Nicholas-Applegate, Oppenheimer Capital, Pacific Investment Management and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

Proxy Voting Policies

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities have been included as Appendix C. Summary descriptions of the proxy voting policies and procedures of Allianz Global Fund Management and the Sub-Advisers are also included in Appendix C. Information regarding how the Trust voted proxies relating to securities held by the Funds during the most recent 12-month period ended June 30, 2007 is available, without charge, upon request by calling 1-800-426-0107 (retail classes) or 1-800-498-5413 (institutional and administrative classes) and on the Securities and Exchange Commission’s website, www.sec.gov.

[1]

“Total Compensation from Trust and Fund Complex Paid to Trustees” includes $[            ] in compensation paid to Mr. Coburn for his services as a Director of the Nicholas-Applegate Fund, Inc. for the calendar year ended December 31, 2006.

Investment Adviser

Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as investment adviser to each of the Funds pursuant to an investment advisory agreement (“Advisory Agreement”) between Allianz Global Fund Management and the Trust. The Adviser is a wholly -owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”). Allianz, acting through an investment management division, was the former investment adviser to the Trust. Allianz was organized as a limited partnership under Delaware law in 1987. Allianz’s sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company and Pacific Life Insurance Company (“Pacific Life”), a California stock life insurance company. Pacific Life is a wholly -owned subsidiary of Pacific Mutual Holding Company. Pacific Life owns an indirect minority equity interest in Allianz. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for Allianz-Paclife Partners LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Nymphenburger Strausse 112-116, 80636 Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany. Pacific Life’s address is 700 Newport Center Drive, Newport Beach, California 92660. Allianz’s address is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.

The general partner of Allianz has substantially delegated its management and control of Allianz to an Executive Committee.

The Adviser is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. The Adviser and its investment management affiliates had approximately $[            ] billion of assets under management as of September 30, 2007.

Allianz of America, Inc. (“AZOA”) has entered into a put/call arrangement for the possible disposition of Pacific Life’s indirect interest in Allianz. Under this agreement, Pacific Life and AZOA can put or call, respectively, all of the Class E Units. The repurchase price for the Class E Units is calculated based on the financial performance of Pacific Investment Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2% per year from the per unit amount as defined in the agreement, calculated as of December 31 of the preceding calendar year.

As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz SE currently include Munchener Ruckversicherungs-Gesellschaft AG (“Munich Re”). Allianz SE in turn owns more than 95% of Dresdner Bank AG. Credit Lyonnais and Munich Re, as well as certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, such as Dresdner Klienwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities, Inc., may be considered to be affiliated persons of the Adviser and its affiliates. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as “Affiliated Brokers.”) Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, a Fund’s ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act.

Advisory Agreement

The Adviser, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Adviser, the investments of the Funds. The Adviser also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, the Adviser has engaged various affiliates and one non-affiliate to serve as Sub-Advisers. If a Sub-Adviser ceases to manage the portfolio of a Fund, the Adviser will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund’s shareholders.

The AGI Multi-Style Fund does not pay any fees to the Adviser in return for these services under the Advisory Agreement. The AGI Multi-Style Fund does, however, indirectly pay a proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management by the Underlying Funds in which the AGI Multi-Style Fund invests.

Under the terms of the Advisory Agreement, the Adviser is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of the Adviser to the Trust are not exclusive under the terms of the Advisory Agreement. The Adviser is free to, and does, render investment advisory services to others.

The Advisory Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Adviser, on 60 days’ written notice to the other party, and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the OCC Renaissance, OCC Growth, OCC Target and OCC Opportunity Funds by vote of a majority of the Trustees who are not interested persons of the Trust, on 60 days’ written notice to the Adviser.

The Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Adviser currently receives a monthly investment advisory fee from each Fund (except for the AGI Multi-Style Fund) at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Advisory Fee Rate
OCC Core Equity, OCC Value, CCM Focused Growth, CCM Capital Appreciation, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value and RCM Large-Cap Growth Funds	0.45%
RCM Mid-Cap Fund	0.47%
OCC Growth, RCM International Growth Equity and NACM Growth Funds	0.50%
OCC Target Fund	0.55%
NACM International, NFJ International Value, NFJ Mid-Cap Value, NFJ Small-Cap Value*, OCC International Equity, OCC Renaissance** and OCC Equity Premium Strategy Funds	0.60%
OCC Opportunity and NACM Flex, NFJ All-Cap Value, NACM Income & Growth and NACM Mid-Cap Growth Funds	0.65%
NACM Global, and RCM Global Resources and RCM Financial Services Funds	0.70%
RCM Healthcare Fund***	0.80%
RCM Small-Cap Growth Fund	0.85%
RCM Biotechnology****, RCM Technology, NACM Emerging Markets Opportunities and NACM Pacific Rim Funds	0.90%
RCM Global Small-Cap and RCM Strategic Growth Funds	1.00%
CCM Emerging Companies Fund	1.25%

*	The NFJ Small-Cap Value Fund’s advisory fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.
**	The OCC Renaissance Fund’s advisory fee has been reduced by 0.10%, to 0.50%. This advisory fee reduction will continue until at least December 31, 2007.
***	The RCM Healthcare Fund’s advisory fee has been reduced by 0.05%, to 0.75%. This advisory fee reduction will continue until at least December 31, 2007.
****	The RCM Biotechnology Fund’s advisory fee has been reduced by 0.10%, to 0.80%. This advisory fee reduction will continue until at least December 31, 2007.

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005 the Funds paid the Adviser (or its predecessor) the following amounts under the Advisory Agreement (those Funds that had not yet commenced operations during the periods shown are not included) : [To be updated by Amendment]

Fund	Year Ended 6/30/07			Year Ended 6/30/06	Year Ended 6/30/05
AGI Multi-Style Fund	$	[	]	$0	$0
CCM Capital Appreciation Fund		[	]	5,723,686	4,032,713
CCM Emerging Companies Fund		[	]	8,573,478	7,750,059
CCM Focused Growth Fund		[	]	19,051	13,200
CCM Mid-Cap Fund(1)		[	]	5,811,327	3,493,006
NACM Core Equity Fund(1)		[	]	N/A	N/A

NACM Global Fund		[	]	168,683	64,381
NACM Growth Fund		[	]	19,931	14,480
NACM Income & Growth Fund		[	]	N/A	N/A
Former NACM International Fund(1)		[	]	N/A	N/A
NACM International Fund		[	]	1,135,812	180,755
NACM Mid-Cap Growth Fund		[	]	N/A	N/A
NACM Pacific Rim Fund		[	]	1,339,098	464,922
NACM Value Fund(1)		[	]	0	11,228
NFJ All-Cap Value Fund		[	]	290,401	69,118
NFJ Dividend Value Fund(1)		[	]	6,499,713	2,135,936
NFJ International Value Fund		[	]	246,444	2,644
NFJ Large-Cap Value Fund(1)		[	]	359,032	112,486
NFJ Small-Cap Value Fund		[	]	23,252,939	17,694,926
OCC Core Equity Fund		[	]	15,617	3,373

OCC Equity Premium Strategy Fund(1)		[	]	420,780	488,013
OCC Growth Fund		[	]	2,928,696	3,394,408
OCC Opportunity Fund		[	]	1,694,131	1,767,191
OCC Renaissance Fund(1)		[	]	22,355,879	35,418,886
OCC Target Fund		[	]	4,231,054	4,818,120
OCC Value Fund(1)		[	]	10,160,557	14,027,001
RCM Biotechnology Fund		[	]	2,155,716	2,739,883
RCM Emerging Markets Fund(1)		[	]	0	0
RCM Europe I(1)		[	]	0	19,645
RCM Financial Services Fund(1)		[	]	25,090	21,548

Fund	Year Ended 6/30/07		Year Ended 6/30/06	Year Ended 6/30/05

RCM Global Resources Fund	[	]	39,358	24,426
RCM Global Small-Cap Fund	[	]	1,514,990	688,666
RCM Healthcare Fund	[	]	1,148,785	1,436,741
RCM Innovation Fund(1)	[	]	0	4,494,238
RCM International Growth Equity Fund	[	]	342,339	391,585
RCM Large-Cap Growth Fund	[	]	2,489,981	2,345,600
RCM Mid-Cap Fund	[	]	615,899	750,285
RCM Small-Cap Fund(1)	[	]	0	0
RCM Small-Cap Growth Fund	[	]	13,695	N/A
RCM Strategic Growth Fund	[	]	7,746	N/A
RCM Targeted Core Growth Fund(1)	[	]	160,306	212,055
RCM Technology Fund	[	]	11,844,017	5,598,327
TOTAL	[	]	$115,604,235	$114,679,845

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

[The Nicholas-Applegate Emerging Markets Opportunities Fund, the NACM Emerging Markets Opportunities Funds predecessor, paid the Funds investment adviser (Nicholas-Applegate Capital Management LLC): (a) $73,646 in advisory fees for the Funds fiscal year ended March 31, 2005, all of which were reimbursed to the Fund as a result of expense limitation and fee waiver arrangements between the Fund and its investment adviser; and (b) $247,884 in advisory fees for the Funds fiscal year ended March 31, 2006, of which $137,239 were reimbursed to the Fund as a result of expense limitation and fee waiver arrangements between the Fund and its investment adviser.] [What is Status now? Should this fund be moved to table above?]

Additional Information about Services Provided by Allianz Global Fund Management

As noted above, Allianz Global Fund Management serves as investment adviser to the Trust pursuant to the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement“) between Allianz Global Fund Management and the Trust. Allianz Fund Management, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Funds either directly or through others selected by the Adviser.

In addition, Allianz Global Fund Management: (a) recommends and, subject to the approval of the Board of Trustees, approves the funds to be offered by the Trust; (b) subject to the approval of the Board of Trustees and, as applicable, Fund shareholders, selects Sub-Advisers to manage the management of the Funds’ portfolios; (c) monitors, directly, and with the assistance of third parties, the activities of such Sub-Advisers and evaluates the Sub-Advisers’ performance; and (d) supervises Fund compliance, as discussed more fully below. Allianz Fund Management also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and such other matters as the Trustees may request.

Some of the objectives of Allianz Global Fund Management’s compliance program are to:

•	Continually work to enhance the compliance programs of all Allianz Global Investors of America L.P. subsidiaries;

•	Assess the existing local compliance plans in relation to current business practices from a risk-based perspective and work with local compliance to resolve major issues or gaps; and

•	Provide for the documentation of policies and procedures, with emphasis on incorporating industry best practices.

In addition to its services as Adviser, Allianz Global Fund Management serves as Administrator to the Funds pursuant to an Amended and Restated Administration Agreement with the Trust (and in this capacity is referred to herein as the “Administrator“). The Administrator provides or procures administrative services for the Funds, which include shareholder servicing, accounting, bookkeeping, internal audit services and certain other services required by the Funds, and preparation of reports to the Funds shareholders and regulatory filings. Relatedly, as discussed above, the Administrator (in some cases, together with its affiliates or third parties) provides certain other services, including compliance related services such as market timing monitoring and review of regulatory filings, management and coordination of activities of third -party service providers to the Funds such as transfer agency and custodian, maintenance and support services to intermediaries such as broker-dealers and retirement plan administrators, and researching and responding to customer complaints and inquiries and regulatory inquiries.

In return for an administrative fee, the Administrator also arranges, at its own expense, for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds. The Administrator is also responsible for the preparation of prospectuses and shareholder reports for current shareholders and bears the costs of preparing, printing and mailing such reports.

The table below contains the business histories of the members of the Management Board of Allianz Global Fund Management. In addition to the individuals contained in the chart below, E. Blake Moore, Jr., Udo Frank and John C. Maney are also members of the Management Board. Information relating to Messrs. Moore, Frank and Maney is contained above in “Management of the Trust – Trustees and Officers.”

Name	Position with Allianz Global Fund Management	Recent Professional Experience

Bruce Koepfgen	Management Board	Mr. Koepfgen is a Managing Director and Chief Executive Officer of Oppenheimer Capital LLC. Mr. Koepfgen has more than 27 years of business-management and financial-market experience. He spent 23 years at Salomon Brothers, including 15 years as a managing director. From 1999 to 2003, Mr. Koepfgen was a private investor, consultant and CEO to venture-backed start-up companies.

Marna C. Whittington	Management Board	Ms. Whittington is the Managing Director, Chief Executive Officer and member of the Executive Committee of Nicholas-Applegate Capital Management LLC. Ms. Whittington joined Nicholas-Applegate Capital Management in 2001. Ms. Whittington has over 20 years prior management experience, previously with Morgan Stanley Asset Management, as a Managing Director and Chief Operating Officer (from 1995 to 2001) and Miller, Anderson & Sherrerd, as a Managing Partner (from 1984 to 1992).

Barbara R. Claussen	Management Board	Ms. Claussen joined NFJ in 1989 and served as its head equity trader for approximately 17 years. In 2003, her role expanded to include supervision of all administrative, compliance and operational aspects of the firm and in 2005 she was promoted to Chief Operating Officer. Prior to joining NFJ in 1989, she worked for NationsBank where she spent 9 years in trading, including coordinating all trading for more than 15 affiliate banks. She has over 25 years of experience in the investment business.

Portfolio Management Agreements [To be updated by Amendment]

The Adviser employs Sub-Advisers to provide investment advisory services to each Fund pursuant to portfolio management agreements (each a “Portfolio Management Agreement”) between the Adviser and the particular Sub-Adviser. The Adviser currently has nine investment management affiliates which are also indirect subsidiaries of Allianz, the following three of which manage one or more of the Funds: NFJ Investment Group L.P. (“NFJ”), Nicholas-Applegate Capital Management LLC (“Nicholas-Applegate”) and Oppenheimer Capital LLC (“Oppenheimer Capital”). RCM Capital Management LLC (“RCM”), a subsidiary of Allianz SE and an affiliate of the Adviser, is the Sub-Adviser for the Allianz RCM Funds and the AGI Multi-Style Fund. Cadence Capital Management LLC (“Cadence”), which was previously (but is no longer) affiliated with Allianz, is the Sub-Adviser of the Allianz CCM Funds. For services provided to the Funds, the Adviser (and not the Funds) pays the Sub-Advisers fees at the rates set forth in the Portfolio Management Agreements. Each Portfolio Management Agreement provides that neither the Adviser nor the relevant Sub-Adviser, as applicable, shall be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Shareholders of each Fund (except the CCM Mid-Cap, CCM Emerging Companies, NFJ Dividend Value and NFJ Large-Cap Value Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more Sub-Advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless such affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not apply to the Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Cadence

Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the CCM Focused Growth, CCM Capital Appreciation, CCM Mid-Cap and CCM Emerging Companies Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the CCM Focused Growth Fund, 0.35% for the CCM Capital Appreciation Fund, 0.35% for the CCM Mid-Cap Fund, and 1.15% for the CCM Emerging Companies Fund.

Cadence is an investment management firm organized as a Delaware limited liability company. Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence is majority owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to

September 2005, Cadence was affiliated with the Adviser. Cadence is located at 265 Franklin Street, 11th Floor, Boston, Massachusetts 02110. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of September 30, 2007, of approximately $[            ] billion.

NFJ

Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the NFJ All-Cap Value, NFJ Small-Cap Value, NFJ Large-Cap Value, NFJ Dividend Value, NFJ Mid-Cap Value and NFJ International Value Funds. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.55% for the NFJ All-Cap Value Fund, 0.50% for the NFJ Mid-Cap Value, NFJ International Value and NFJ Small-Cap Value Funds and 0.35% for the NFJ Dividend Value and NFJ Large-Cap Value Funds. With respect to the NFJ Small-Cap Value Fund, the fee payable to NFJ is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

NFJ is an investment management firm organized as a Delaware limited partnership and is an indirect wholly-owned subsidiary of Allianz. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ has two partners: Allianz Global Investors U.S. Equities LLC as the limited partner, and NFJ Management Inc. as the general partner. NFJ is located at 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. NFJ provides investment management services to institutional accounts. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of September 30, 2007, of approximately $[            ] billion.

Nicholas-Applegate

Pursuant to a Portfolio Management Agreement between the Adviser and Nicholas-Applegate, Nicholas-Applegate is the Sub-Adviser and provides investment advisory services to the NACM Emerging Markets Opportunities, NACM Global, NACM Growth, NACM Income & Growth, NACM International, NACM Mid-Cap Growth and NACM Pacific Rim Funds. For the services provided, the Adviser (not the Trust) pays Nicholas-Applegate a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.40% for the NACM Growth Fund, 0.50% for the NACM International Fund, 0.55% for the NACM Income & Growth and NACM Mid-Cap Growth Funds, 0.60% for the NACM Global Fund, and 0.80% for the NACM Emerging Markets Opportunities and NACM Pacific Rim Funds.

Nicholas-Applegate is an investment management firm organized as a Delaware limited liability company (formerly Nicholas-Applegate Capital Management, a California limited partnership) and is an indirect wholly-owned subsidiary of Allianz. Nicholas-Applegate is located at 600 West Broadway, San Diego, California 92101. Nicholas-Applegate was organized in 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation. Accounts managed by Nicholas-Applegate had combined assets, as of September 30, 2007, of approximately $[            ] billion.

RCM

Pursuant to a Portfolio Management Agreement between the Adviser and RCM, RCM provides investment services to the AGI Multi-Style, RCM Global Resources, RCM Global Small-Cap, RCM Technology, RCM Healthcare, RCM Large-Cap Growth, RCM Mid-Cap, RCM Biotechnology, RCM International Growth Equity, RCM Small-Cap Growth and RCM Strategic Growth Funds. For the services provided, the Adviser (and not the Trust) pays RCM a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.90% for the RCM Global Small-Cap and RCM Strategic Growth Funds, 0.80% for the RCM Technology Fund, 0.75% for the RCM Small-Cap Growth Fund, 0.70% for the RCM Healthcare and RCM Global Resources Funds, 0.35% for the

RCM Large-Cap Growth Fund, 0.37% for the RCM Mid-Cap Fund, 0.80% for the RCM Biotechnology Fund and 0.40% for the RCM International Growth Equity Fund; with respect to the AGI Multi-Style Fund, the fee is calculated at the following annual rate (based on the average daily net assets of the Fund): 0.15% for the first $100 million, 0.10% for the next $150 million, 0.05% for the next $750 million, and 0.025% thereafter. With respect to the RCM Biotechnology Fund, the fee payable to RCM has been reduced by 0.10%, to 0.70%. This portfolio management fee reduction will continue until at least December 31, 2007. In addition, with respect to the RCM Healthcare Fund, the fee payable to RCM has been reduced by 0.05%, to 0.65%. This portfolio management fee reduction will continue until at least December 31, 2007.

RCM is an investment management firm organized as a Delaware limited liability company and is an indirect wholly-owned subsidiary of Allianz SE. Organized in 1998, it is the successor to the business of its holding company, RCM Global Investors US Holdings LLC. It was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2007, RCM had approximately $[            ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

Oppenheimer Capital

Pursuant to a Portfolio Management Agreement between the Adviser and Oppenheimer Capital, Oppenheimer Capital provides investment services to the OCC Core Equity, OCC Growth, OCC Equity Premium Strategy, OCC International Equity, OCC Opportunity, OCC Renaissance, OCC Target and OCC Value Funds. For the services provided, the Adviser (not the Trust) pays Oppenheimer Capital a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the OCC Core Equity and OCC Value Funds, 0.40% for the OCC Growth Fund, 0.45% for the OCC Target and OCC Equity Premium Strategy Funds, 0.50% for the OCC International Equity and OCC Renaissance Funds, and 0.55% for the OCC Opportunity Fund. With respect to the OCC Renaissance Fund, the fee payable to Oppenheimer Capital has been reduced by 0.10%, to 0.40%. This portfolio management fee reduction will continue until at least December 31, 2007.

Oppenheimer Capital is located at 1345 Avenue of the Americas, 49th Floor, New York, NY 10105-4800. Oppenheimer Capital is a Delaware limited liability company and is an indirect wholly-owned subsidiary of Allianz. The Sub-Adviser has operated as an investment adviser to investment companies and other investors since its organization in 1980. PEA Capital LLC (“PEA“) managed the portfolios of: (i) the OCC Growth, OCC Target, OCC Opportunity and OCC Equity Premium Strategy Funds prior to November 1, 2006; and (ii) the OCC Value and OCC Renaissance Funds prior to February 15, 2005. Columbus Circle Investors (“Columbus Circle“), a former subsidiary partnership of the Adviser, served as the Sub-Adviser of: (i) the OCC Growth, OCC Target and OCC Opportunity Funds prior to March 6, 1999, (ii) the OCC Renaissance Fund until May 7, 1999, and (iii) the OCC Equity Premium Strategy Fund until July 1, 1999. On July 1, 1999, the Adviser sold all of its ownership interest in Columbus Circle to certain of Columbus Circle’s employees. NFJ served as Sub-Adviser of the OCC Value Fund until May 8, 2000. [AUM for OCC?]

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the amount of portfolio management fees paid by the Adviser (or its predecessor) to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows (those Funds that had not yet commenced operations during the periods shown are not included):

Fund	Year Ended 6/30/07		Year Ended 6/30/06	Year Ended 6/30/05
AGI Multi-Style Fund(1)	[____	]	N/A	N/A
CCM Capital Appreciation Fund	[____	]	$4,451,756	$3,136,554
CCM Emerging Companies Fund	[____	]	7,887,600	7,130,054
CCM Focused Growth Fund	[____	]	14,818	10,266
CCM Mid-Cap Fund(2)	[____	]	4,519,921	2,716,782
NACM Core Equity Fund(2)	[____	]	0	0

Fund	Year Ended 6/30/07		Year Ended 6/30/06		Year Ended 6/30/05
NACM Global Fund	[____	]	144,586		55,184
NACM Growth Fund	[____	]	15,945		11,584
NACM Income & Growth Fund	[____	]	N/A		N/A
Former NACM International Fund(2)	[____	]	N/A		N/A
NACM International Fund	[____	]	946,510		156,245
NACM Mid-Cap Growth Fund	[____	]	N/A		N/A
NACM Pacific Rim Fund	[____	]	1,190,309		413,264
NACM Value Fund(2)	[____	]	0		7,037
NFJ All-Cap Value Fund	[____	]	245,724		54,815
NFJ Dividend Value Fund(2)	[____	]	5,055,332		1,661,284
NFJ International Value Fund	[____	]	205,370		14,781
NFJ Large-Cap Value Fund(2)	[____	]	279,247		74,912
NFJ Mid-Cap Value Fund	[____	]	[____	]	[____	]
NFJ Small-Cap Value Fund	[____	]	18,377,449		14,745,771
OCC Core Equity Fund	[____	]	12,147		2,623

OCC Equity Premium Strategy Fund(2)	[____	]	315,585		366,010
OCC Growth Fund	[____	]	2,342,957		2,715,526
OCC Opportunity Fund	[____	]	1,443,496		1,495,315
OCC Renaissance Fund(2)	[____	]	18,629,890		29,515,738
OCC Target Fund	[____	]	3,461,772		3,942,098
OCC Value Fund(2)	[____	]	7,902,655		10,909,890
PPA Tax-Efficient Equity Fund (2)	[____	]	0		0
PPA Tax-Efficient Structured Emerging Markets Fund(2)	[____	]	0		0
RCM Biotechnology Fund	[____	]	1,939,974		2,549,033
RCM Emerging Markets Fund(2)	[____	]	0		0
RCM Europe Fund I(2)	[____	]	0		0
RCM Europe Fund II(2)	[____	]	0		17,189
RCM Financial Services Fund(2)	[____	]	21,505		18,470

RCM Global Resources Fund	[____	]	33,735		20,936
RCM Global Small-Cap Fund	[____	]	1,365,638		623,645
RCM Healthcare Fund	[____	]	1,022,217		1,313,125
RCM Innovation Fund(2)	[____	]			2,973,672
RCM International Growth Equity Fund	[____	]	274,054		313,751
RCM Large-Cap Growth Fund	[____	]	1,945,116		1,848,064
RCM Mid-Cap Fund	[____	]	485,004		588,416
RCM Small-Cap Fund(2)	[____	]	0		0
RCM Small-Cap Growth Fund	[____	]	12,084		N/A
RCM Strategic Growth Fund	[____	]	6,972		N/A
RCM Technology Fund	[____	]	10,581,697		5,089,494

(1)	The Adviser did not pay a portfolio management fee with respect to the AGI Multi-Style Fund prior to March 2006.
(2)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest

[To be updated by Amendment]

Cadence

Compensation

Cadence compensates each portfolio manager for such portfolio manager’s management of the Funds. Each portfolio manager’s compensation consists of a fixed annual base salary, 401(k) plan and a share of the firm’s profits, payment of which may in some cases be deferred, at the portfolio manager’s election, pursuant to a deferred compensation plan in which each portfolio manager may participate.

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers. Except as noted below, the information is as of June 30, 2007, and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)
William B. Bannick	[	]	[	]	[	]	[	]	[	]	[	]
Robert L. Fitzpatrick	[	]	[	]	[	]	[	]	[	]	[	]
Michael J. Skillman	[	]	[	]	[	]	[	]	[	]	[	]

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)
William B. Bannick	[	]	[	]	[	]	[	]	[	]	[	]
Robert L. Fitzpatrick	[	]	[	]	[	]	[	]	[	]	[	]
Michael J. Skillman	[	]	[	]	[	]	[	]	[	]	[	]

Conflicts of Interest

Other Accounts Managed by the Portfolio Managers. Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Allianz CCM Funds. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Funds, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Product Group”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Product Group. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Product Group may be selling a security, while another Product Group may be purchasing or holding the same security. As a result, transactions executed for the Product Group that is selling the security may adversely affect the value of any Product Group which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and the Funds. For example, Cadence may receive more compensation with respect to certain Product Groups than that received with respect to other Product Groups or the Funds or may receive compensation based in part on the performance of accounts in a certain Product Group. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Product Group, to the possible detriment of other Product Groups for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Funds.

Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the Funds managed by such Portfolio Managers. In addition, the Funds managed by the Portfolio Managers may be investment options in Cadence’s employee benefit plans. While the Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of June 30, 2007.

CCM Capital Appreciation	Dollar Range of Equity Securities
William B. Bannick	[ ]
Robert L. Fitzpatrick	[ ]
Michael J. Skillman	[ ]
CCM Emerging Companies
William B. Bannick	[ ]
Robert L. Fitzpatrick	[ ]
Michael J. Skillman	[ ]
CCM Focused Growth
William B. Bannick	[ ]
Robert L. Fitzpatrick	[ ]
Michael J. Skillman	[ ]
CCM Mid-Cap
William B. Bannick	[ ]
Robert L. Fitzpatrick	[ ]
Michael J. Skillman	[ ]

NFJ

NFJ believes that its compensation programs are competitively positioned to attract and retain high-caliber investment professionals. As described below, compensation includes a base salary and a variable bonus opportunity or profit sharing participation and may also include participation in other incentive compensation programs. In addition, a full employee benefit package is offered.

Compensation

Base Salary. Each portfolio manager/analyst is paid a base salary. In setting the base salary, NFJ’s intention is to be competitive in light of the particular portfolio manager/analyst’s experience and responsibilities. Management of the firm evaluates competitive market compensation by reviewing compensation survey results of the investment industry conducted by an independent third party.

Annual Bonus or Profit Sharing. Portfolio managers who are Managing Directors of NFJ participate in NFJ’s Non-Qualified Profit Sharing Plan. Other portfolio managers/analysts are eligible to receive an annual bonus which is tied to such portfolio manager/analyst’s successful job performance.

Other Incentive Programs. Portfolio managers/analysts may be eligible to participate in a non-qualified deferred compensation plan, which allows participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers/analysts may also, from time to time, be granted specific deferred incentive awards. Portfolio managers/analysts who are not Managing Directors are also eligible to participate in the firm’s Long Term Cash Bonus Plan. Each of the Managing Directors have also been awarded Allianz SE Restricted Stock Units which reflect changes in the value of Allianz SE stock. Grants of deferred incentive, Long Term Cash Bonus awards and Allianz SE Restricted Stock Units all vest over a period of time which NFJ believes helps align employee and firm interests.

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager. The advisory fee charged for managing each of these accounts is not based on performance. Except as noted below, the information is as of June 30, 2007.

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)
Benno J. Fischer	[	]	[	]	[	]	[	]	[	]	[	]

Jeffrey S. Partenheimer	[	]	[	]	[	]	[	]	[	]	[	]

Paul A. Magnuson	[	]	[	]	[	]	[	]	[	]	[	]
R. Burns McKinney	[	]	[	]	[	]	[	]	[	]	[	]
Thomas W. Oliver	[	]	[	]	[	]	[	]	[	]	[	]

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which NFJ believes are faced by investment professionals at most major financial firms. NFJ, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the NFJ’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security. There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and NFJ’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services”.

A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Front-running could also exist if a portfolio manager transacted in his own account prior to placing an order for a Fund or other clients. NFJ’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a Code of Ethics adopted by NFJ, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

As part of NFJ’s Compliance Program, NFJ has established a Compliance Committee, a Best Execution Committee, a Proxy Voting Committee and a Pricing Committee to help develop policies and procedures that help NFJ avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of June 30, 2006.2007.

NFJ All-Cap Value	Dollar Range of Equity Securities
Benno J. Fischer	[	]
Jeffrey S. Partenheimer	[	]
Thomas W. Oliver	[	]
NFJ Dividend Value
Benno J. Fischer	[	]
R. Burns McKinney	[	]
Jeffrey S. Partenheimer	[	]
Thomas W. Oliver	[	]
NFJ International Value
Benno J. Fischer	[	]
Paul A. Magnuson	[	]
Thomas W. Oliver	[	]
R. Burns McKinney	[	]
NFJ Large-Cap Value
Benno J. Fischer	[	]

Jeffrey S. Partenheimer	[	]
Paul A. Magnuson	[	]

NFJ Mid-Cap Value
Jeffrey S. Partenheimer	[	]
Benno J. Fischer	[	]
Thomas W. Oliver	[	]
NFJ Small-Cap Value
Benno J. Fischer	[	]

Paul A. Magnuson	[	]
R. Burns McKinney	[	]

Nicholas-Applegate

Compensation

The following explains the compensation structure of each individual (as listed in the Prospectuses) that shares primary responsibility for day-to-day portfolio management of the Funds.

Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by Nicholas-Applegate.

Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, including each Fund; as well as the performance of the individual’s portfolio management team and the overall success of the firm. Approximately 75% of each portfolio manager’s bonus is based on one- and three-year annualized performance of client accounts under his or her management, with greater weight placed on three-year performance. This takes into account relative performance of the accounts to each account’s individual benchmark (which includes the Russell 1000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Growth Index, the Russell 2000 Value Index, the Russell 2500 Growth Index, the Russell 2500 Index, the Russell Mid-Cap Index, the Russell Microcap Index, the S&P 500 Index, the S&P 400 Index, the MSCI EAFE Index, the MSCI EAFE Growth Index, the CSFB Convertible Index, the Merrill Lynch All Convertible All Quality Index, the Merrill Lynch High Yield Master II Index, the MSCI Emerging Markets Index and the MSCI World Index) (representing approximately one half of the calculation) and the accounts’ peer rankings in institutional consultant universes (representing the other half). In the case of each Fund, the benchmark against which the performance of the Fund’s portfolio will be compared for these purposes in indicated in the “Performance Information” sections of the Prospectuses. The remaining 25% of the bonus is based on a qualitative review and overall firm profitability. The qualitative review evaluates each Nicholas-Applegate portfolio manager based on the individual’s contribution to the implementation of the investment process of his or her accounts, including the Fund.

The lead portfolio manager of each portfolio management team evaluates the other members of the portfolio management team. The Chief Investment Officer (Mr. Valeiras) evaluates the lead portfolio managers. The Chief Investment Officer’s bonus compensation is based on the overall performance and profitability of the firm’s portfolios.

Each Nicholas-Applegate investment team has a profit-sharing plan. Each team receives a pool which is based on “EBITDA” (i.e., earnings before interest, taxes, depreciation and amortization) of the accounts managed by the team and is distributed subjectively. All team members are eligible. The Chief Investment Officer and lead portfolio manager (if any) determine allocations among the team. The profits to be allocated increase with the profitability of the individual accounts.

Additionally, Nicholas-Applegate may issue equity ownership interests to key employees in the form of “Profits Interests.” Profits Interests are issued to employees who, in the judgment of the executive committee described below: (1) provide unique and critical expertise and contributions to the firm; (2) perform as role models and benchmarks for Nicholas-Applegate’s core values; (3) are instrumental to the building and sustaining of clients’ trust and confidence; and (4) are critical to and committed to the future growth and success of Nicholas-Applegate. The Profits Interests are intended to share long-term value created by key employees. Portfolio managers are eligible for Profits Interests, at the discretion of a committee comprised of executive management of Nicholas-Applegate (including Mr. Valeiras), and executive management of Allianz.

Portfolio managers are also eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of June 30, 2007.

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)
Pedro Marcal	[	]	[	]	[	]	[	]	[	]	[	]

Horacio A. Valeiras, CFA	[	]	[	]	[	]	[	]	[	]	[	]
Steven Tael, Ph.D.	[	]	[	]	[	]	[	]	[	]	[	]
James Li, Ph.D., CFA	[	]	[	]	[	]	[	]	[	]	[	]
Jane Edmondson	[	]	[	]	[	]	[	]	[	]	[	]

Nelson Shing	[	]	[	]	[	]	[	]	[	]	[	]
Kunal Ghosh	[	]	[	]	[	]	[	]	[	]	[	]
Christopher A. Herrera	[	]	[	]	[	]	[	]	[	]	[	]

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Pedro Marcal	[ ]	–[ ]	[ ]	–[ ]	[ ]	–[ ]
		—		—		—
—
—
Horacio A. Valeiras, CFA	[ ]	[ ]	[ ]	[ ]	[ ]	–[ ]

Steven Tael, Ph.D.	[ ]	-[ ]	[ ]	[ ]	[ ]	-[ ]
James Li, Ph.D., CFA	[ ]	-[ ]	[ ]	[ ]	[ ]	-[ ]
Jane Edmondson	[ ]	-[ ]	[ ]	[ ]	[ ]	-[ ]
		—		—		—
		—		—		—
Nelson Shing	[ ]	[ ]	[ ]	[ ]	[ ]	-[ ]
Kunal Ghosh	[ ]	-[ ]	[ ]	[ ]	[ ]	-[ ]
Christopher A. Herrera	[ ]	-[ ]	[ ]	-[ ]	[ ]	-[ ]

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Nicholas-Applegate believes are faced by investment professionals at most major financial firms. Nicholas-Applegate, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Nicholas-Applegates trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one Nicholas-Applegate account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Nicholas-Applegate, the Adviser and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Funds and another Nicholas-Applegate-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive 0investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and Nicholas-Applegates other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services”.

A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Nicholas-Applegate’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a Code of Ethics adopted by Nicholas-Applegate, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Securities Ownership

Except as noted below, the following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, as of June 30, 2007.

NACM Emerging Markets Opportunity	Dollar Range of Equity Securities
Steven Tael, Ph.D.	[	]
Kunal Ghosh	[	]
NACM Flex-Cap Value

Nelson Shing	[	]
NACM Global
Pedro Marcal	[	]

Christopher A. Herrera	[	]
Nelson Shing	[	]
NACM Growth
Horacio A. Valeiras	[	]
James Li, Ph.D., CFA	[	]
Jane Edmondson	[	]
NACM Income & Growth
Horacio A. Valeiras	[	]
[Douglas Forsyth, CFA]	[	]
[Michael E. Yee]	[	]
[Justin Kass, CFA]	[	]
NACM International
Horacio A. Valeiras	[	]
Steven Tael, Ph.D.	[	]
Kunal Ghosh	[	]
NACM Mid-Cap Growth
Horacio A. Valeiras	[	]
Jane Edmondson	[	]
Mark P. Roemer	[	]
NACM Pacific Rim
Pedro Marcal	[	]
Christopher A. Herrera	[	]

RCM

Compensation

Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by RCM.

Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she managers, including each Fund, as well as the performance of the individual’s portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantitive, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant RCM Fund’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant RCM Fund’s Lipper or institutional peer group). Performance is calculated over a three year trailing period. The remaining 30% of the bonus is based on a qualitive review of the individual’s performance (with 10% from peer reviews and 20% from the appraisal by the individual’s manager).

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers as of June 30, 2007, including amounts managed by a team, committee, or other group that includes the portfolio manager.

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)

Ray Edelman	[	]	[	]	[	]	[	]	[	]	[	]

Joanne Howard	[	]	[	]	[	]	[	]	[	]	[	]

Brad Branson	[	]	[	]	[	]	[	]	[	]	[	]

Peter Goetz	[	]	[	]	[	]	[	]	[	]	[	]

Louise Laufersweiler	[	]	[	]	[	]	[	]	[	]	[	]

Steven Klopukh	[	]	[	]	[	]	[	]	[	]	[	]

Ara Jelalian	[	]	[	]	[	]	[	]	[	]	[	]

Tom Ross	[	]	[	]	[	]	[	]	[	]	[	]

Kurt Moeller	[	]	[	]	[	]	[	]	[	]	[	]

Huachen Chen	[	]	[	]	[	]	[	]	[	]	[	]

Walter Price	[	]	[	]	[	]	[	]	[	]	[	]
Michael Dauchot	[	]	[	]	[	]	[	]	[	]	[	]
Ken Tsuboi	[	]	[	]	[	]	[	]	[	]	[	]
Adam Compton	[	]	[	]	[	]	[	]	[	]	[	]
Paul Strand	[	]	[	]	[	]	[	]	[	]	[	]
Todd G. Hawthorne	[	]	[	]	[	]	[	]	[	]	[	]

*	The advisory fees paid by each of these pooled vehicles is based on the performance of the pooled vehicle.

Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the RCMs trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM, the Adviser and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Funds and another Adviser-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and RCMs other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services.”

A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Potential conflicts of interest that may arise in connection with managing the AGI Multi-Style Fund are described in the Prospectuses relating to that Fund.

Pallas Investment Partners, L.P. (“Pallas”) and Related Entities. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.

Pallas serves as investment manager to two unregistered investment companies (the “Pallas Hedge Funds“) – Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the “General Partner“). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner.

Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P.

Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the Allianz RCM Technology Fund and the Allianz RCM Strategic Growth Fund.

RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCMs affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.

RCM, Pallas, and the Allianz Advisory Affiliates all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.

In addition, trades entered into by Pallas on behalf of Pallas clients are executed through RCMs equity trading desk, and trades by Pallas on behalf of Pallas clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCMs clients. All trades on behalf of Pallas clients that are executed through RCMs equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) are treated fairly and equitably over time.

The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, including the Allianz RCM Technology Fund and the Allianz RCM Strategic Growth Fund, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.

Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, as of June 30, 2007.

RCM Large-Cap Growth	Dollar Range of Equity Securities
Ray Edelman	[ ]
Joanne Howard	[ ]
Brad Branson	[ ]
Peter Goetz	[ ]
RCM Mid-Cap
Louise Laufersweiler	[ ]
Steven Klopukh	[ ]
RCM International Growth Equity
Ara Jelalian	[$100,001 -$500,000]
RCM Global Small-Cap
Tom Ross	[ ]
RCM Technology
Walter Price	[ ]
Huachen Chen	[ ]
RCM Healthcare
Michael Dauchot	[ ]
RCM Biotechnology
Michael Dauchot	[ ]
Ken H. Tsuboi	[ ]

RCM Global Resources
Paul Strand	[ ]
RCM Small-Cap Growth
Louise Laufersweiler	[ ]
Tom Ross	[ ]
RCM Strategic Growth
Raphael L. Edelman	[ ]
Walter Price	[ ]
Huachen Chen	[ ]
Todd G. Hawthorne	[ ]
AGI Multi-Style
Ara Jelalian	[none]

Oppenheimer Capital

Oppenheimer Capital believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. As more fully described below, each portfolio manager receives a fixed base salary, a variable bonus opportunity, equity incentive units and a benefits package. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. Oppenheimer Capital attempts to keep its compensation levels at or above the median for similar positions in its local area.

Compensation

Each portfolio manager’s compensation consists of the following elements:

Base salary. Each portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm’s intentions are to be competitive in light of the portfolio manager’s experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus and Long Term Incentive Plan. Each portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual’s cash compensation and is based in part on pre-tax performance against the Fund’s relevant benchmark over one and three year periods, with some consideration for longer time periods. In addition to any bonus, Allianz has established a Long Term Incentive Plan for certain employees. The plan provides awards that are based on operating earnings growth of Oppenheimer Capital and the collective earnings growth of all the asset management companies of Allianz.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Other Accounts Managed

The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers. Except as note below, the information is as of June 30, 2007, and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

Portfolio Manager	Other Pooled Vehicles				Other Accounts				Other Registered Investment Companies
	#		AUM ($ million)		#		AUM ($ million)		#		AUM ($ million)
Robert K. Urquhart	[	]	–[	]	[	]	[	]	[	]	[	]
Colin Glinsman	[	]	[	]	[	]	[	]	[	]	[	]
Louis Goldstein	[	]	[	]	[	]	[	]	[	]	[	]
Elisa Mazen	[	]	[	]	[	]	[	]	[	]	[	]
Stephen Bond-Nelson	–[	]	–[	]	–[	]	–[	]	[	]	[	]
Greg Tournant	–[	]	–[	]	[	]	[	]	[	]	[	]
Martin Mickus	–[	]	–[	]	–[	]	–[	]	–[	]	–[	]
Michael Corelli	–[	]	–[	]	–[	]	–[	]	–[	]	–[	]
Jeff Parker	–[	]	–[	]	[	]	[	]	–[	]	–[	]
Nicholas Frelinghuysen	[	]	–[	]	[	]	[	]	[	]	[	]
Bradley Holmes	[	]	[	]	[	]	[	]	[	]	–[	]
David Phillips	[	]	[	]	[	]	[	]	[	]	[	]

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Robert K. Urquhart	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Colin Glinsman	–[ ]	–[ ]	[ ]	[ ]	–[ ]	–[ ]
Louis Goldstein	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Elisa Mazen	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Stephen Bond-Nelson	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Greg Tournant	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Martin Mickus	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Michael Corelli	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Jeff Parker	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Nicholas Frelinghuysen	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
Bradley Holmes	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]
David Phillips	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]	–[ ]

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. While the portfolio managers of Oppenheimer Capital are subject to a written Code of Ethics that is designed to ensure that the personal securities transactions of covered persons will not interfere with making decisions in the best interest of advisory clients, the portfolio managers may, from time to time, acquire, possess, manage and dispose of securities or other investment assets for their own accounts, for the accounts of their families, for the account of entities (including unregistered comingled vehicles) in which they have a beneficial interest or for the accounts of others for whom they provide investment advisory services (collectively, “Managed Accounts”), in transactions which may or may not correspond with transactions effected or positions held in the Funds. When Oppenheimer Capital determines that it would be appropriate for a particular Fund and one or more Managed Accounts to participate in an investment opportunity, Oppenheimer Capital will seek to execute orders for a Fund and for such Managed Accounts on a basis which it considers equitable, but that equality of treatment of a Fund and one or more other Managed Accounts is not assured. In such situations, Oppenheimer Capital may (but is not required to) place orders for a Fund and each other Managed Account simultaneously and if all such orders are not filled at the same price, Oppenheimer Capital may cause a Fund and each Managed Account to pay or receive the average of the prices at which the orders were filled. If all such orders cannot be fully executed under prevailing market conditions, Oppenheimer Capital may allocate the securities traded among a Fund and other Managed Accounts, pursuant to policies and procedures adopted to address these potential conflicts of interest, in a manner which it considers equitable, taking into account the size of the order placed for a Fund and each other Managed Account as well as any other factors which it deems relevant.

Some of the Managed Accounts (including several unregistered comingled vehicles) are charged fees that are based entirely or partially on investment performance. Performance fee arrangements create a potential conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to Managed Accounts which are charged a performance fee instead of allocating them to Funds or a Managed Accounts without a performance-based fee. Oppenheimer Capital has adopted policies and procedures that are reasonably designed to allocate investment opportunities among Managed Accounts which are charged performance-based fees and Funds and Managed Accounts which are not charged such fees on a fair and equitable basis over time.

Securities Ownership

Except as noted below, the following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, as of June 30, 2007.

OCC Core Equity	Dollar Range of Equity Securities

Robert K. Urquhart	None

OCC Equity Premium Strategy
Stephen Bond-Nelson	None
Robert K. Urquhart	None

OCC Growth
Robert K. Urquhart	$50,001 - $100,000
Martin Mickus	$50,001 - $100,000
OCC International Equity
Elisa Mazen	None

OCC Opportunity
Michael Corelli	$100,001 - $500,000

OCC Renaissance
Nicholas Frelinghuysen	None

Bradley Holmes	None
David Phillips	$100,001- $500,000
OCC Target
Martin Mickus	$100,001- $500,000
Jeff Parker	$500,001- $1,000,000
OCC Value
Colin Glinsman	$100,001- $500,000

Fund Administrator

In addition to its services as Adviser, Allianz Global Fund Management serves as administrator (and is referred to in this capacity as the “Administrator”) to the Funds pursuant to an administration agreement (the “Administration Agreement”) with the Trust. The Administrator provides or procures administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust’s shareholders and regulatory filings. Allianz Global Fund Management has, at its own expense, retained State Street Bank & Trust Company to perform certain administrative services and may retain affiliates to provide other administrative services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and is responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the following annual rates for each Fund (each expressed as a percentage of the Fund’s average daily net assets attributable to the indicated class or classes of shares on an annual basis):

Administrative Fee Rate

Fund	Institutional and Administrative Classes*		Class A, Class B, Class C, Class D and Class R Shares**
AGI Multi-Style	0.10	% ***	0.40%
CCM Capital Appreciation	0.25%		0.40%
CCM Emerging Companies	0.25%		N/A
CCM Focused Growth	0.25%		0.40%
CCM Mid-Cap	0.25%		0.40%
NACM Emerging Markets Opportunities	0.45%		0.60%

NACM Global	0.35%		0.50%
NACM Growth	0.25%		0.40%
NACM Income & Growth	0.25%		0.40%
NACM International	0.45%		0.60%
NACM Mid-Cap Growth	0.25%		0.40%
NACM Pacific Rim	0.45%		0.60%
NFJ All-Cap Value	0.25%		0.40%
NFJ Dividend Value	0.25%		0.40%
NFJ International Value	0.45%		0.60%

NFJ Large-Cap Value	0.25%		0.40%
NFJ Mid-Cap Value	0.25%		0.40%
NFJ Small-Cap Value	0.25%		0.40%
OCC Core Equity	0.25%		0.40%

OCC Equity Premium Strategy	0.25%		0.40%
OCC Growth	0.25%		0.40%
OCC International Equity	0.45%		N/A
OCC Opportunity	0.25%		0.40%
OCC Renaissance	0.25%		0.40%
OCC Target	0.25%		0.40%
OCC Value	0.25%		0.40%
RCM Biotechnology	N/A		0.40%

RCM Global Resources	0.35%		0.50%
RCM Global Small-Cap	0.35%		0.50%

Fund	Institutional and Administrative Classes*	Class A, Class B, Class C, Class D and Class R Shares**

RCM Healthcare	N/A	0.50%
RCM International Growth Equity	0.45%	0.60%
RCM Large-Cap Growth	0.25%	0.40%
RCM Mid-Cap	0.25%	0.40%
RCM Small-Cap Growth	0.25%	0.40%
RCM Strategic Growth	0.25%	0.40%
RCM Technology	0.30%	0.45%

*	Institutional and Administrative Class shareholders of each Fund pay the Administrator monthly administrative fees at the annual rate set forth above, stated as a percentage of the average daily net assets attributable to each such share class. The administrative fee rate in the table above for Institutional and Administrative Class shareholders of each Fund (except the AGI Multi-Style, OCC Value, OCC Renaissance, NFJ Small-Cap Value and RCM Technology Funds) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1.0 billion. The administrative fee rate for Institutional and Administrative Class shareholders of the OCC Value, OCC Renaissance, NFJ Small-Cap Value and RCM Technology Funds is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1.0 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Funds aggregate average daily net assets attributable to that class. Due to an existing fee waiver, the administrative fee rate for the AGI Multi-Style Fund set forth above is not subject to additional reductions.
**	Class A, B, C, D and R shareholders of each Fund pay the Administrator monthly administrative fees at the annual rate set forth above, stated as a percentage of the average daily net assets attributable to each such share class. The administrative fee rate for Class A, B, C, D and R shareholders of each Fund (except the OCC Value, OCC Renaissance, NFJ Small-Cap Value and RCM Technology Funds) is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1.0 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5.0 billion. The administrative fee rate for Class A, B, C, D and R shareholders of the OCC Value, OCC Renaissance, NFJ Small-Cap Value and RCM Technology Funds is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.50% to the extent the aggregate average daily net assets of the Fund exceed $5.0 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Funds aggregate average daily net assets attributable to that class. The Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to an additional 0.25% for Class D shares as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. Therefore, the administrative fee rate for Class D shares of each Fund is 0.25% greater than the fee set forth above.
***	The administrative fee for Institutional Class shares of the AGI Multi-Style Fund reflects a fee waiver currently in effect. In the absence of this waiver, the administrative fee rate for Institutional Class shares of the Fund would be 0.15% per annum, subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1.0 billion.

Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of Allianz Global Fund Management, Pacific Investment Management, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of Allianz Global Fund Management, Allianz, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit (“disinterested Trustees’ expenses”); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares (“Class-specific expenses”).

Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D, Class R or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust’s Amended and Restated Multi-Class Plan (the “Multi-Class Plan”) adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.

The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the OCC Renaissance, OCC Growth, OCC Target and OCC Opportunity Funds, by a majority of the Trustees who are not interested persons of the Trust or Allianz Global Fund Management, on 60 days’ written notice to Allianz Global Fund Management.

Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms’ services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See “Distribution of Trust Shares—Plan for Class D Shares.”

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the aggregate amount of the administration fees paid by the Funds was as follows (those Funds that had not yet commenced operations during the periods shown are not included):

Fund	Year Ended 6/30/07		Year Ended 6/30/06	Year Ended 6/30/05
AGI Multi-Style Fund	[____	]	$1,042,673	$890,467
CCM Capital Appreciation Fund	[____	]	3,827,643	2,818,040
CCM Emerging Companies Fund	[____	]	1,668,505	1,550,012
CCM Focused Growth Fund	[____	]	10,584	7,333
CCM Mid-Cap Fund(1)	[____	]	3,947,144	2,443,330

Fund	Year Ended 6/30/07		Year Ended 6/30/06	Year Ended 6/30/05
Former NACM International Fund(1)	[____	]	N/A	N/A
NACM Core Equity Fund(1)	[____	]	0	0

NACM Global Fund	[____	]	120,272	49,036
NACM Growth Fund	[____	]	14,572	11,330
NACM Income & Growth Fund	[____	]	N/A	N/A
NACM International Fund	[____	]	1,018,611	138,942
NACM Mid-Cap Growth Fund	[____	]	N/A	N/A
NACM Pacific Rim Fund	[____	]	859,611	339,720
NACM Value Fund(1)	[____	]	0	9,823
NFJ All-Cap Value Fund	[____	]	131,139	44,002
NFJ Dividend Value Fund(1)	[____	]	5,179,227	1,998,274
NFJ Equity Fund(1)	[____	]	0	0
NFJ International Value Fund	[____	]	244,446	9,482
NFJ Large-Cap Value Fund(1)	[____	]	302,269	102,463
NFJ Small-Cap Value Fund	[____	]	12,920,701	10,697,854
OCC Core Equity Fund	[____	]	9,086	1,885

OCC Equity Premium Strategy Fund(1)	[____	]	271,533	369,315
OCC Growth Fund	[____	]	2,313,521	2,698,086
OCC Opportunity Fund	[____	]	981,798	1,021,544
OCC Renaissance Fund(1)	[____	]	13,595,976	21,500,974

Fund	Year Ended 6/30/07		Year Ended 6/30/06	Year Ended 6/30/05
OCC Target Fund	[	]	2,958,820	3,402,508
OCC Value Fund(1)	[	]	8,445,516	11,843,546
RCM Biotechnology Fund	[	]	958,096	1,338,022
RCM Emerging Markets Fund(1)	[	]	0	0
RCM Europe Fund I(1)	[	]	0	12,278
RCM Financial Services Fund(1)	[	]	8,961	11,143

RCM Global Resources Fund	[	]	20,291	13,483
RCM Global Small-Cap Fund	[	]	726,179	364,375
RCM Healthcare Fund	[	]	717,991	966,868
RCM Innovation Fund(1)	[	]	0	2,678,637
RCM International Growth Equity Fund	[	]	400,526	482,401
RCM Large-Cap Growth Fund	[	]	1,568,344	1,720,260
RCM Mid-Cap Fund	[	]	343,589	477,389
RCM Small-Cap Fund(1)	[	]	0	0
RCM Small-Cap Growth Fund	[	]	4,028	N/A
RCM Strategic Growth Fund	[	]	2,017	N/A
RCM Targeted Care Growth Fund(1)	[	]	99,354	160,845
RCM Technology Fund	[	]	5,361,283	2,759,711
TOTAL	[	]	$70,094,306	$72,933,378

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

In addition, the Nicholas-Applegate Emerging Markets Opportunities Fund, the NACM Emerging Markets Opportunities Funds predecessor, paid the Funds administrator, Nicholas-Applegate, an aggregate amount of $887,635 in administration fees for the Funds fiscal year ended March 31, 2006. [Move NACM EMO into table above?]

The Distributor, the Administrator and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, the Administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and /or servicing (12b-1) fees and (ii) revenue sharing or “shelf space“ fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (the “Distribution Contract”) with the Trust. The Distributor is an indirect, wholly -owned subsidiary of Allianz Global Investors of America L.P. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by the Fund or class by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.

The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).

The Trust currently offers up to seven classes of shares of each of the Funds: Class A, Class B, Class C, Class D, Class R, Institutional Class and Administrative Class shares.

Class A, Class B and Class C shares of the Trust are offered through financial institutions which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”). Certain types of investors are not eligible to invest in Class B shares. See the Guide for details.

Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of Allianz Funds in particular investment products, programs or accounts for which a fee may be charged.

Class R shares are eligible for investment only by certain “Class R Eligible Plans,” as defined in the Guide.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers’ investments in the Funds). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

Under the Trust’s Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. For instance, the various classes pay different fees under the Administration Agreement based on the different levels of administrative services provided to each Class. See “Fund Administrator.“ All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

As described in the Class A, B and C Prospectuses under the caption “Investment Options—Class A, B and C Shares,” a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund or series of PIMCO Funds prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

During the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

Class	Year Ended 6/30/07			Year Ended 6/30/06	Year Ended 6/30/05
Class A	$	[	]	$202,004	$441,022
Class B	$	[	]	8,241,149	15,875,994
Class C	$	[	]	587,631	1,665,142

As described in the Class A, B and C Prospectus under the caption “Investment Options—Class A, B and C Shares,” Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the Distributor received an aggregate of $[            ], $10,190,822, and $17,219,791, respectively, and retained an aggregate of $[            ], $1,335,886, and $2,335,436, respectively, in initial sales charges paid by Class A shareholders of the Trust.

Distribution and Servicing Plans for Class A, Class B, Class C and Class R Shares

As stated in the Class A, B and C Prospectus under the caption “Investment Options—Class A, B and C Shares—Distribution and Servicing (12b-1) Plans” and in the Class R Prospectus under the caption “How to Buy and Sell Shares,” Class A, Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers that are members of the Financial Industry Regulatory Authority (“FINRA” which was formerly NASD) and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

Pursuant to separate Distribution and Servicing Plans for Class A, Class B, Class C and Class R shares (the “Retail Plans”), the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations.

The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund’s Class A, Class B, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees

As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of 0.25% (calculated as a percentage of each Fund’s average daily net assets attributable to Class A shares).

Class B, Class C and Class R Distribution and Servicing Fees

As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B, Class C and Class R shares of the Trust, and in connection with personal services rendered to Class B, Class C and Class R shareholders of the Trust and the maintenance of Class B, Class C and Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a benefit plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively):

	Servicing Fee	Distribution Fee
Class B and Class C	0.25%	0.75%
Class R	0.25%	0.25%

The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.

The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B, Class C or Class R shares, printing of prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B, Class C and Class R shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C, Class R or Administrative Class shares of any Fund may indirectly support sales and servicing efforts relating to the other share classes of the same Fund or the other Funds’ shares of the same or different classes. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

All Funds(1)	Servicing Fee	Distribution Fee
Class A	0.25%	N/A
Class B (2)	0.25%	None
Class C (purchased before July 1, 1991)	0.25%	None
Class C(3) (purchased on or after July 1, 1991)	0.25%	0.75%
Class R	0.25%	0.25%

1.	Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997.
2.	Payable only with respect to shares outstanding for one year or more.
3.	Payable only with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding.

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which an investor purchases shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of a purchase a commission equal to 4.00% and 1.00%, respectively, of an investment in such share classes. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks. Financial firms that receive distribution and/or servicing fees may in certain circumstances pay and/or reimburse all or a portion of those fees to their customers, although neither the Trust nor the Distributor are involved in establishing any such arrangements and may not be aware of their existence.

In addition, the Distributor, Allianz Global Fund Management and their affiliates may from time to time pay additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial firms as compensation for the sale or servicing of the Funds, including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all of the Funds, other funds sponsored by the Distributor, Allianz Global Fund Management and their affiliates together and/or a particular class of shares, during a specified period of time. The Distributor, Allianz Global Fund Management and their affiliates may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor, Allianz Global Fund Management and their affiliates.

The additional payments described above are made from the Distributor’s or Allianz Global Fund Management’s (or their affiliates’) own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments may be made to financial firms selected by the Distributor, Allianz Global Fund Management or their affiliates, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor, Allianz Global Fund Management and their affiliates may make payments of an agreed upon amount which will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. Currently, the payments described above are generally not made with respect to Class R, Administrative Class or Institutional Class shares. In some cases, in addition to payments described above, the Distributor, Allianz Global Fund Management and their affiliates will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

As of the date of this Statement of Additional Information, the Distributor and Allianz Global Fund Management anticipate that the firms that will receive the additional payments described above for distribution services and/or educational support include: [To be updated by Amendment]

AG Edwards & Sons, Inc.

AIG Financial Network

American Express Financial Advisors, Inc.

AmSouth Bank

Associated Financial Group, Inc.

AXA Advisors, LLC

Banc One Securities

Bank of America

Chase Investment Services, Inc.

Citigroup

Comerica Bank

Commonwealth Financial Network

DB/Alex Brown

Fifth Third Bank

Harris Bank

ING Financial Network

Janney Montgomery Scott

Jefferson Pilot Securities Corporation

Legg Mason Wood Walker, Inc.

Lehman Brothers

Lincoln Financial

Linsco/Private Ledger Corporation

McDonald Investments

Merrill Lynch, Pierce, Fenner & Smith Inc.

MetLife/Broker-Dealer

ML Stern & Co.

Morgan Stanley & Co.

Mutual Service Corporation

NatCity Investments

Northwestern Mutual

Oppenheimer & Co., Inc.

Piper Jaffray

PNC Advisors

Raymond James & Associates

Raymond James Financial Services

RBC Dain Rauscher, Inc.

RW Baird

Securities America, Inc.

UBS Financial Services Inc.

United Planners Financial Services of America

US Allianz Securities

Wachovia Securities, Inc.

Waterstone Financial Group

Wells Fargo Investments

WM Financial Services

The Distributor expects that additional firms may be added to this list from time to time. Wholesale representatives of the Distributor, Allianz Global Fund Management and their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, Allianz Global Fund Management and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.

If in any year the Distributor’s expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“disinterested Retail Plan Trustees”), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by allowing the Funds to take advantage of “break points“ in the Funds administrative fees and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Trust, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A, Class B, Class C and Class R shares.

Payments Pursuant to Class A Plans [To be updated by Amendment]

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the Trust paid the Distributor an aggregate of [            ] $15,299,710 and $15,498,005, respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

Fund	Year Ended 6/30/07		Year Ended 6/30/06	Year Ended 6/30/05
AGI Multi-Style Fund	[____	]	$137,587	$107,158
CCM Capital Appreciation Fund	[____	]	748,109	510,395
CCM Mid-Cap Fund(1)	[____	]	732,039	402,643

NACM Global Fund	[____	]	16,912	5,766
NACM Growth Fund	[____	]	2,226	978
NACM Income & Growth Fund	[____	]	N/A	N/A
NACM International Fund	[____	]	184,166	10,241
NACM Mid-Cap Growth Fund	[____	]	N/A	N/A
NACM Pacific Rim Fund	[____	]	131,114	56,169
NACM Value Fund(1)	[____	]	0	1,127
NFJ All-Cap Value Fund	[____	]	8,730	5,784
NFJ Dividend Value Fund(1)	[____	]	1,386,164	388,111
NFJ International Value Fund	[____	]	63,653	84
NFJ Large-Cap Value Fund(1)	[____	]	62,243	18,587
NFJ Small-Cap Value Fund	[____	]	4,274,016	3,392,538
OCC Core Equity Fund	[____	]	505	6

OCC Equity Premium Strategy Fund(1)	[____	]	60,728	61,614
OCC Growth Fund	[____	]	215,405	228,606
OCC Opportunity Fund	[____	]	137,647	135,385
OCC Renaissance Fund(1)	[____	]	3,528,891	5,930,733
OCC Target Fund	[____	]	457,572	488,884
OCC Value Fund(1)	[____	]	1,900,125	2,642,071
RCM Biotechnology Fund	[____	]	41,404	35,591

RCM Global Resources Fund	[____	]	696	0

RCM Global Small-Cap Fund	[____	]	121,280	40,536
RCM Healthcare Fund	[____	]	42,561	38,959
RCM Innovation Fund(1)	N/A		N/A	555,442
RCM International Growth Equity Fund	[____	]	37,355	26,222
RCM Large-Cap Growth Fund	[____	]	129,461	99,588
RCM Mid-Cap Fund	[____	]	9,989	7,555
RCM Strategic Growth Fund	[____	]	120	0
RCM Targeted Core Growth Fund(1)	[____	]	21,024	33,477
RCM Technology Fund	[____	]	847,987	273,755

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

During the fiscal year ended June 30, 2007, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[            ]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[            ]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows (those Funds that had not yet commenced operations during this period are not included):

Fund	Compensation		Sales Material and Other Expenses		Total
AGI Multi-Style Fund	[___	]	[___	]	[___	]
CCM Capital Appreciation Fund	[___	]	[___	]	[___	]
CCM Mid-Cap Fund(1)	[___	]	[___	]	[___	]

NACM Global Fund	[___	]	[___	]	[___	]
NACM Growth Fund	[___	]	[___	]	[___	]
NACM Income & Growth Fund	[___	]	[___	]	[___	]
NACM International Fund	[___	]	[___	]	[___	]
NACM Mid-Cap Growth Fund	[___	]	[___	]	[____	]
NACM Pacific Rim Fund	[___	]	[___	]	[___	]
NFJ All-CapValue Fund	[___	]	[___	]	[___	]
NFJ Dividend Value Fund(1)	[___	]	[___	]	[___	]
NFJ International Value Fund	[___	]	[___	]	[___	]
NFJ Large-Cap Value Fund(1)	[___	]	[___	]	[___	]
NFJ Small-Cap Value Fund	[___	]	[___	]	[___	]

OCC Core Equity	[___	]	[___	]	[___	]

OCC Equity Premium Strategy Fund(1)	[___	]	[___	]	[___	]
OCC Growth Fund	[___	]	[___	]	[___	]
OCC Opportunity Fund	[___	]	[___	]	[___	]
OCC Renaissance Fund(1)	[___	]	[___	]	[___	]
OCC Target Fund	[___	]	[___	]	[___	]
OCC Value Fund(1)	[___	]	[___	]	[___	]
RCM Biotechnology Fund	[___	]	[___	]	[___	]

RCM Global Resources Fund	[___	]	[___	]	[___	]
RCM Global Small-Cap Fund	[___	]	[___	]	[___	]
RCM Healthcare Fund	[___	]	[___	]	[___	]
RCM International Growth Equity Fund	[___	]	[___	]	[___	]
RCM Large-Cap Growth Fund	[___	]	[___	]	[___	]
RCM Mid-Cap Fund	[___	]	[___	]	[___	]
RCM Strategic Growth Fund	[___	]	[___	]	[___	]
RCM Targeted Core Growth Fund(1)	[___	]	[___	]	[___	]
RCM Technology Fund	[___	]	[___	]	[___	]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class B Plans [To be updated by Amendment]

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the Trust paid the Distributor an aggregate of $[            ], $25,205,841, and $28,074,729, respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

Fund	Year Ended 6/30/07			Year Ended 6/30/06	Year Ended 6/30/05
AGI Multi-Style Fund	$	[	]	$758,149	$678,518
CCM Capital Appreciation Fund		[	]	737,750	672,915
CCM Mid-Cap Fund(1)		[	]	793,347	598,592

NACM Flex-Cap Value Fund		[	]	35,386	17,004
NACM Global Fund		[	]	90,289	23,008
NACM Growth Fund		[	]	14,881	9,249
Former NACM International Fund(1)		N/A		N/A	N/A
NACM Pacific Rim Fund		[	]	209,758	83,861
NACM Value Fund(1)		[	]	N/A	6,004
NFJ Dividend Value Fund(1)		[	]	1,999,397	741,331
NFJ Large-Cap Value Fund(1)		[	]	237,151	51,274
NFJ Small-Cap Value Fund		[	]	3,126,866	3,228,517
OCC Renaissance Fund(1)		[	]	9,003,883	12,499,203
OCC Value Fund(1)		[	]	4,487,199	5,205,878
OCC Equity Premium Strategy Fund(1)		[	]	179,983	216,084
OCC Growth Fund		[	]	359,508	484,628
OCC Opportunity Fund		[	]	186,257	202,360
OCC Target Fund		[	]	740,559	907,572
RCM Biotechnology Fund		[	]	79,792	78,990

RCM Healthcare Fund		[	]	93,571	91,459
RCM Global Small-Cap Fund		[	]	325,992	112,847
RCM Technology Fund		[	]	1,533,653	214,519
RCM Innovation Fund(1)		N/A		N/A	1,733,245
RCM International Growth Equity Fund		[	]	88,168	58,610
RCM Large-Cap Growth Fund		[	]	101,088	81,322
RCM Mid-Cap Fund		[	]	23,227	15,046
RCM Targeted Core Growth Fund(1)		[	]	47,417	62,693

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

During the fiscal year ended June 30, 2007, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[            ]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal, operations and financing charges and expenses), $[            ]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows (those Funds that had not yet commenced operations during this period are not included):

Fund	Compensation			Sales Material and Other Expenses			Total
AGI Multi-Style Fund	$	[	]	$	[	]	$	[	]
CCM Capital Appreciation Fund		[	]		[	]		[	]
CCM Mid-Cap Fund(1)		[	]		[	]		[	]
NACM Flex-Cap Value Fund		[	]		[	]		[	]
NACM Global Fund		[	]		[	]		[	]
NACM Growth Fund		[	]		[	]		[	]
NACM Pacific Rim Fund		[	]		[	]		[	]
NACM Value Fund(1)		—			—			—
NFJ Dividend Value Fund(1)		[	]		[	]		[	]
NFJ Large-Cap Value Fund(1)		—			—			—
NFJ Small-Cap Value Fund		[	]		[	]		[	]
OCC Renaissance Fund(1)		[	]		[	]		[	]
OCC Value Fund(1)		[	]		[	]		[	]
OCC Equity Premium Strategy Fund(1)		[	]		[	]		[	]
OCC Growth Fund		[	]		[	]		[	]
OCC Opportunity Fund		[	]		[	]		[	]
OCC Target Fund		[	]		[	]		[	]
RCM Biotechnology Fund		[	]		[	]		[	]
RCM Healthcare Fund		[	]		[	]		[	]
RCM Global Small-Cap Fund		[	]		[	]		[	]
RCM Technology Fund		[	]		[	]		[	]
RCM International Growth Equity Fund		[	]		[	]		[	]
RCM Large-Cap Growth Fund		[	]		[	]		[	]
RCM Mid-Cap Fund		[	]		[	]		[	]
RCM Targeted Core Growth Fund(1)		[	]		[	]		[	]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

Fund	Year Ended 6/30/07			Year Ended 6/30/06	Year Ended 6/30/05
AGI Multi-Style Fund	$	[	]	$1,296,137	$1,114,688
CCM Capital Appreciation Fund		[	]	1,299,069	1,029,264
CCM Mid-Cap Fund(1)		[	]	1,162,152	795,774

NACM Flex-Cap Value Fund		[	]	53,739	36,018
NACM Global Fund		[	]	77,560	29,908
NACM Growth Fund		[	]	6,783	3,520

NACM International Fund		[	]	362,082	23,334
NACM Pacific Rim Fund		[	]	356,182	144,841
NACM Value Fund(1)		N/A		N/A	4,623
NFJ Dividend Value Fund(1)		[	]	4,671,416	1,509,774
NFJ International Value Fund		[	]	133,933	97
NFJ Large-Cap Value Fund(1)		[	]	242,690	72,479
NFJ Small-Cap Value Fund		[	]	5,973,320	5,698,483
OCC Core Equity Fund		[	]	605	25
OCC Renaissance Fund(1)		[	]	10,154,298	16,090,696
OCC Value Fund(1)		[	]	6,075,531	7,941,624
OCC Equity Premium Strategy Fund(1)		[	]	207,278	260,701
OCC Growth Fund		[	]	4,563,656	5,317,400
OCC Opportunity Fund		[	]	1,464,549	1,535,140
OCC Target Fund		[	]	4,717,734	5,313,740
RCM Biotechnology Fund		[	]	86,516	87,980

RCM Global Resources Fund		[	]	1,021	0
RCM Healthcare Fund		[	]	94,775	92,428
RCM Global Small-Cap Fund		[	]	299,315	161,403
RCM Technology Fund		[	]	2,250,548	340,817
RCM Innovation Fund(1)		N/A		N/A	2,318,105
RCM International Growth Equity Fund		[	]	365,194	347,811
RCM Large-Cap Growth Fund		[	]	95,194	74,202
RCM Mid-Cap Fund		[	]	31,209	20,993
RCM Strategic Growth Fund		[	]	24	0
RCM Targeted Core Growth Fund(1)		[	]	66,515	87,778

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

During the fiscal year ended June 30, 2007, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[            ]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[            ]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows (those Funds that had not yet commenced operations during this period are not included):

Fund	Compensation			Sales Material and Other Expenses			Total
AGI Multi-Style Fund	$	[	]	$	[	]	$	[	]
CCM Capital Appreciation Fund		[	]		[	]		[	]
CCM Mid-Cap Fund(1)		[	]		[	]		[	]
NACM Flex-Cap Value Fund		[	]		[	]		[	]
NACM Global Fund		[	]		[	]		[	]
NACM Growth Fund		[	]		[	]		[	]
NACM International Fund		[	]		[	]		[	]
NACM Pacific Rim Fund		[	]		[	]		[	]
NFJ Dividend Value Fund(1)		[	]		[	]		[	]
NFJ International Value Fund		[	]		[	]		[	]
NFJ Large-Cap Value Fund(1)		[	]		[	]		[	]
NFJ Small-Cap Value Fund		[	]		[	]		[	]
OCC Core Equity Fund		[	]		[	]		[	]
OCC Renaissance Fund(1)		[	]		[	]		[	]
OCC Value Fund(1)		[	]		[	]		[	]
OCC Equity Premium Strategy Fund(1)		[	]		[	]		[	]
OCC Growth Fund		[	]		[	]		[	]
OCC Opportunity Fund		[	]		[	]		[	]
OCC Target Fund		[	]		[	]		[	]
RCM Biotechnology Fund		[	]		[	]		[	]
RCM Healthcare Fund		[	]		[	]		[	]
RCM Global Resources Fund		[	]		[	]		[	]
RCM Global Small-Cap Fund		[	]		[	]		[	]

Fund	Compensation		Sales Material and Other Expenses		Total
RCM Technology Fund	[	]	[	]	[	]
RCM International Growth Equity Fund	[	]	[	]	[	]
RCM Large-Cap Growth Fund	[	]	[	]	[	]
RCM Mid-Cap Fund	[	]	[	]	[	]
RCM Strategic Growth Fund	[	]	[	]	[	]
RCM Targeted Core Growth Fund(1)	[	]	[	]	[	]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class R Plan [To be updated by Amendment]

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the Trust paid the Distributor as aggregate of $[            ], $746,743, and $386,491, respectively, pursuant to the Class R Retail Plan. Such payments were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

Fund	Year Ended 6/30/07			Year Ended 6/30/06	Year Ended 6/30/05
CCM Capital Appreciation Fund	$	[	]	$44,850	$7,744
CCM Mid-Cap Fund(1)		[	]	148,123	48,884
NACM Global Fund		[	]	101	77

NACM International Fund		[	]	25	NA
NFJ Dividend Value Fund(1)		[	]	35,588	902
NFJ Large-Cap Value		[	]	24	0
NFJ Small-Cap Value Fund		[	]	170,443	52,184
OCC Renaissance Fund		[	]	212,916	173,209
OCC Value Fund		[	]	128,205	100,896
OCC Equity Premium Strategy Fund		[	]	728	602
OCC Growth Fund		[	]	3,535	1,210
RCM Large-Cap Growth Fund		[	]	1,406	415
RCM Mid-Cap Fund		[	]	800	368

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

During the fiscal year ended June 30, 2007, the amounts collected pursuant to the Class R Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[            ]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[            ]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows (those Funds that had not yet commenced operations during this period are not included):

Fund	Compensation			Sales Material and Other Expenses			Tota1
CCM Capital Appreciation Fund	$	[	]	$	[	]	$	[	]
CCM Mid-Cap Fund(1)		[	]		[	]		[	]
NACM Global Fund		[	]		[	]		[	]
NACM International Fund		[	]		[	]		[	]
NFJ Dividend Value Fund(1)		[	]		[	]		[	]
NFJ Large-Cap Value Fund		[	]		[	]		[	]
NFJ Small-Cap Value Fund		[	]		[	]		[	]
OCC Renaissance Fund(1)		[	]		[	]		[	]
OCC Value Fund(1)		[	]		[	]		[	]
OCC Equity Premium Strategy Fund(1)		[	]		[	]		[	]
OCC Growth Fund		[	]		[	]		[	]
RCM Large-Cap Growth Fund		[	]		[	]		[	]
RCM Mid-Cap Fund		[	]		[	]		[	]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about the Fund.

From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B, Class C and Class R shares of the Funds, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders of the Funds and the maintenance of Class A, Class B, Class C and Class R shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As of June 30, 2007, such expenses were approximately $[            ] in excess of payments under the Class A Plan, $[            ] in excess of payments under the Class B Plan, and $[            ] in excess of payments under the Class R Plan. In contrast, in some cases these expenses are less than the amounts collected by the Distributor. As of June 30, 2007, payments under the Class C Plan exceded such expenses by $[            ].

The allocation of such excess among the Funds listed below as of June 30, 2007 was as follows (those Funds that had not yet commenced operations during this period are not included):

Fund	Class A	Class B	Class C	Class R
AGI Multi-Style Fund	[ ]	[ ]	[ ]	[ ]
CCM Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]
CCM Mid-Cap Fund(1)	[ ]	[ ]	[ ]	[ ]

NACM Flex-Cap Value Fund	[ ]	[ ]	[ ]	[ ]
NACM Global Fund	[ ]	[ ]	[ ]	[ ]
NACM Growth Fund	[ ]	[ ]	[ ]	[ ]
NACM International Fund	[ ]	[ ]	[ ]	[ ]
NACM Pacific Rim Fund	[ ]	[ ]	[ ]	[ ]
NFJ Dividend Value Fund(1)	[ ]	[ ]	[ ]	[ ]
NFJ International Value Fund	[ ]	[ ]	[ ]	[ ]
NFJ Large-Cap Value Fund(1)	[ ]	[ ]	[ ]	[ ]
NFJ Small-Cap Value Fund	[ ]	[ ]	[ ]	[ ]
OCC Core Equity Fund	[ ]	[ ]	[ ]	[ ]
OCC Renaissance Fund(1)	[ ]	[ ]	[ ]	[ ]
OCC Value Fund(1)	[ ]	[ ]	[ ]	[ ]
OCC Equity Premium Strategy Fund(1)	[ ]	[ ]	[ ]	[ ]
OCC Growth Fund(1)	[ ]	[ ]	[ ]	[ ]
OCC Opportunity Fund(1)	[ ]	[ ]	[ ]	[ ]
OCC Target Fund(1)	[ ]	[ ]	[ ]	[ ]
RCM Biotechnology Fund	[ ]	[ ]	[ ]	[ ]
RCM Global Resources Fund	[ ]	[ ]	[ ]	[ ]
RCM Healthcare Fund	[ ]	[ ]	[ ]	[ ]
RCM Global Small-Cap Fund	[ ]	[ ]	[ ]	[ ]
RCM Technology Fund	[ ]	[ ]	[ ]	[ ]
RCM International Growth Equity Fund	[ ]	[ ]	[ ]	[ ]
RCM Large-Cap Growth Fund	[ ]	[ ]	[ ]	[ ]
RCM Mid-Cap Fund	[ ]	[ ]	[ ]	[ ]
RCM Targeted Core Growth Fund(1)	[ ]	[ ]	[ ]	[ ]
RCM Strategic Growth Fund	[ ]	[ ]	[ ]	[ ]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

The allocation of such excess among the Funds, calculated as a percentage of net assets of each Fund listed below as of June 30, 2007, was as follows (those Funds that had not yet commenced operations during this period are not included):

Fund	Class A		Class B		Class C		Class R
AGI Multi-Style Fund	[	]%	[	]%	[	]%	[	]%
CCM Capital Appreciation Fund	[	]%	[	]%	[	]%	[	]%
CCM Mid-Cap Fund(1)	[	]%	[	]%	[	]%	[	]%
NACM Flex-Cap Value Fund	[	]%	[	]%	[	]%	[	]%
NACM Global Fund	[	]%	[	]%	[	]%	[	]%
NACM Growth Fund	[	]%	[	]%	[	]%	[	]%
NACM International Fund	[	]%	[	]%	[	]%	[	]%
NACM Pacific Rim Fund	[	]%	[	]%	[	]%	[	]%
NACM Value Fund(1)	[	]%	[	]%	[	]%	[	]%
NFJ Dividend Value Fund(1)	[	]%	[	]%	[	]%	[	]%
NFJ International Value Fund	[	]%	[	]%	[	]%	[	]%
NFJ Large-Cap Value Fund(1)	[	]%	[	]%	[	]%	[	]%
NFJ Small-Cap Value Fund	[	]%	[	]%	[	]%	[	]%
OCC Core Equity Fund	[	]%	[	]%	[	]%	[	]%
OCC Renaissance Fund(1)	[	]%	[	]%	[	]%	[	]%
OCC Value Fund(1)	[	]%	[	]%	[	]%	[	]%
OCC Equity Premium Strategy Fund(1)	[	]%	[	]%	[	]%	[	]%
OCC Growth Fund(1)	[	]%	[	]%	[	]%	[	]%
OCC Opportunity Fund(1)	[	]%	[	]%	[	]%	[	]%
OCC Target Fund(1)	[	]%	[	]%	[	]%	[	]%
RCM Biotechnology Fund	[	]%	[	]%	[	]%	[	]%
RCM Global Resources Fund	[	]%	[	]%	[	]%	[	]%
RCM Healthcare Fund	[	]%	[	]%	[	]%	[	]%
RCM Global Small-Cap Fund	[	]%	[	]%	[	]%	[	]%
RCM Technology Fund	[	]%	[	]%	[	]%	[	]%
RCM International Growth Equity Fund	[	]%	[	]%	[	]%	[	]%
RCM Large-Cap Growth Fund	[	]%	[	]%	[	]%	[	]%
RCM Mid-Cap Fund	[	]%	[	]%	[	]%	[	]%
RCM Targeted Core Growth Fund(1)	[	]%	[	]%	[	]%	[	]%
RCM Strategic Growth Fund	[	]%	[	]%	[	]%	[	]%

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

Distribution and Administrative Services Plans for Administrative Class Shares

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the “Administrative Plans”) with respect to the Administrative Class shares of each Fund.

Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

In addition, financial intermediaries that receive fees under the Administrative Distribution Plan or the Administrative Services Plan may in turn pay and/or reimburse all or a portion of those fees to their customers.

The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of the FINRA. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Administrative Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each Administrative Plan is a “reimbursement plan,” which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

Rules of the FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as “service fees” and therefore will not be limited by FINRA rules.

Additional Information About Institutional and Administrative Class Shares

Institutional and Administrative Class shares of the Trust may also be offered through brokers, other financial intermediaries and other entities, such as benefit or savings plans and their sponsors or service providers (“service agents”), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. The Distributor, Allianz Global Fund Management and their affiliates may pay, out of their own assets at no cost to the Funds, amounts to service agents for providing bona fide shareholder services to shareholders holding Institutional or Administrative Class shares through such service agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Institutional and Administrative Class shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

Payments Pursuant to the Administrative Plans [To be updated by Amendment]

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the Trust paid qualified service providers an aggregate of $[            ], $4,420,942, and $3,047,548, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan for the Funds listed below and were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

Fund	Year Ended 6/30/07			Year Ended 6/30/06	Year Ended 6/30/05
AGI Multi-Style Fund	$	[	]	$0	$0
CCM Capital Appreciation		[	]	1,043,236	632,123
CCM Emerging Companies Fund		[	]	146,626	145,207
CCM Focused Growth Fund		[	]	0	0
CCM Mid-Cap Fund(1)		[	]	679,777	520,374
NACM Flex-Cap Value Fund		[	]	48	42
NACM Global Fund		[	]	49	40
NACM Growth Fund		[	]	35	32
NACM International Fund		[	]	12	0
NACM Pacific Rim Fund		[	]	0	0
NACM Value Fund(1)		[	]	0	19
NFJ Dividend Value Fund(1)		[	]	13,344	3,808
NFJ International Value Fund		[	]	0	0
NFJ Large-Cap Value Fund(1)		[	]	0	0
NFJ Small-Cap Value Fund		[	]	1,611,367	832,660
OCC Renaissance Fund(1)		[	]	459,373	413,521
OCC Value Fund(1)		[	]	240,320	280,340
OCC Equity Premium Strategy Fund(1)		[	]	1,634	1,879
OCC Growth Fund		[	]	256	289
OCC Opportunity Fund		[	]	7,747	8,315
OCC Target Fund		[	]	548	673
RCM Global Small-Cap Fund		[	]	0	0
RCM Technology Fund		[	]	42,394	315
RCM Innovation Fund(1)		[	]	0	10,430
RCM International Growth Equity Fund		[	]	865	796

Fund	Year Ended 6/30/07		Year Ended 6/30/06	Year Ended 6/30/05
RCM Large-Cap Growth Fund	[	]	173,161	196,675
RCM Mid-Cap Fund	[	]	144	28
RCM Strategic Growth Fund	[	]	6	0
RCM Targeted Core Growth Fund(1)	[	]	0	0

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

The remaining Funds did not make payments under either Administrative Plan.

Plan for Class D Shares [To be updated by Amendment]

As described above under “Management of the Trust—Fund Administrator,” the Trust’s Administration Agreement includes a plan (the “Class D Plan”) adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers (“Service Organizations”)) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations (“Special Class D Services”): (i) facilities for placing orders directly for the purchase of a Fund’s Class D shares and tendering a Fund’s Class D shares for redemption; (ii) advertising with respect to a Fund’s Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations. In addition, Service Organizations that receive fees under the Class D Plan may in turn pay and/or reimburse all or a portion of those fees to their customers.

The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor. A financial intermediary may be paid for its services directly or indirectly by the Funds, Allianz Global Fund Management, the Distributor or their affiliates in amounts normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to its Class D shares and purchased through such financial intermediary for its clients. The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator’s and the Distributor’s expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares. In addition to the other payments described in this paragraph, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Class D shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Class D Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

Rules of the FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as “service fees” and therefore will not be limited by FINRA rules.

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the Trust paid qualified service providers an aggregate of $[            ], $2,729,350 and $3,413,424, respectively, pursuant to the Class D Plan. Such payments were allocated among the Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

Fund	Year Ended 6/30/07			Year Ended 6/30/06	Year Ended 6/30/05
AGI Multi-Style Fund	$	[	]	$0	$0
CCM Capital Appreciation Fund		[	]	65,022	21,411
CCM Mid-Cap Fund(1)		[	]	187,282	52,900
NACM Flex-Cap Value Fund		[	]	1,400	496
NACM Global Fund		[	]	959	98
NACM Growth Fund		[	]	36	32
NACM International Fund		[	]	3,221	63
NACM Pacific Rim Fund		[	]	31,970	6,533
NACM Value Fund(1)		[	]		73
NFJ Dividend Value Fund(1)		[	]	71,101	7,834
NFJ International Value Fund		[	]	2,220	7
NFJ Large-Cap Value Fund(1)		[	]	986	93
NFJ Small-Cap Value Fund		[	]	13,387	12,705

Fund	Year Ended 6/30/07		Year Ended 6/30/06	Year Ended 6/30/05
OCC Core Equity Fund	[	]	27	6
OCC Renaissance Fund(1)	[	]	188,229	529,615
OCC Value Fund(1)	[	]	530,534	974,991
OCC Equity Premium Strategy Fund(1)	[	]	2,440	2,211
OCC Growth Fund	[	]	1,049	600
OCC Target Fund	[	]	2,862	3,089
RCM Biotechnology Fund	[	]	515,829	683,745
RCM Global Resources Fund	[	]	70	N/A
RCM Healthcare Fund	[	]	269,348	364,051
RCM Global Small-Cap Fund	[	]	48,947	26,437
RCM Technology Fund	[	]	639,055	539,259
RCM Innovation Fund(1)	[	]		19,182
RCM International Growth Equity Fund	[	]	3,339	3,159
RCM Large-Cap Growth Fund	[	]	143,743	155,620
RCM Mid-Cap Fund	[	]	2,641	2,056
RCM Strategic Growth Fund	[	]	7	N/A
RCM Targeted Core Growth Fund(1)	[	]	3,648	7,159

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

Purchases, Exchanges and Redemptions

Purchases, exchanges and redemptions of the Trust’s shares are discussed in the Class A, B and C Prospectus, under the heading “Investment Options—Class A, B and C Shares,” in the Class D Prospectus and Class R Prospectus under the heading “How to Buy and Sell Shares,” in the Institutional Prospectus under the headings “Investment Options—Institutional Class and Administrative Class Shares” and in the Guide under the heading “Purchases, Redemptions and Exchanges” (with respect to Class A, B, C and R shares only). Certain purchases of the Trust’s shares are subject to a reduction or elimination of sales charges, as summarized in the Class A, B and C Prospectus and as described in greater detail in the Guide. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors. In addition, as described in the Prospectuses and in the Guide, all share classes are subject to redemption fees.

Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

As described and subject to any limits in the Class A, B and C Prospectus, the Class D Prospectus and the Class R Prospectus under the caption “How to Buy and Sell Shares – Exchanging Shares,” and in the Institutional Prospectus under the caption “Purchases, Redemptions and Exchanges – Exchange Privilege” and in the Guide (with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust that is available for investment, or any series of PIMCO Funds, on the basis of their respective net asset values. In addition, a shareholder may exchange Class A shares of the Fund for Class A shares of Allianz RCM Global EcoTrendssm Fund (the “RCM EcoTrendssm Fund”), a closed-end “interval” fund for which AGIFM serves as investment manager and its affiliates, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, serve as sub-advisers, as well as any other interval fund that may be established and managed by the Adviser and its affiliates in the future. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund as described in the Class A, B and C Prospectus under “Alternative Purchase Arrangements.”

Orders for exchanges accepted prior to the time Fund shares are valued on any day the Trust is open for business will be executed at the respective net asset values next determined as of the valuation time for Fund shares on that day. Orders for exchanges received after the time Fund shares are valued on any business day will be executed at the respective net asset values determined as of the valuation time for Fund shares on the next business day.
The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the applicable Fund’s underlying beneficial owners.

Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, Service Organizations and other financial intermediaries (together, “intermediaries“) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectuses, this Statement of Additional Information and the Guide. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectuses, this Statement of Additional Information or the Guide) regarding (i) the timing of purchase, redemption or exchange orders and pricing of Fund shares, (ii) market timing or excessive short-term trading, or (iii) the imposition of redemption fees, the intermediary is required to report such known violations promptly to the Distributor by calling 1-888-852-3922.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1.00% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in the Guide. The Trust’s Agreement and Declaration of Trust, as amended and restated (the “Declaration of Trust”), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Redemption Fees

Certain redemptions and exchanges of Class A, Class B, Class C, Class D, Class R and Institutional and Administrative Class shares may also be subject to a redemption fee of up to 2.00%. See the applicable Prospectus and the Guide for details.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted, on behalf of the Funds, policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.

Each Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, Allianz Global Fund Management will post portfolio holdings information on its website at www.allianzinvestors.com. This website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end. Allianz Global Fund Management will post this information on the website approximately thirty days after a month’s end, and such information will remain accessible on the website until the Funds file a Form N-Q or Form N-CSR on the SECs EDGAR website for the period which includes the date of the information. For each portfolio security (not including cash positions), the posted information will include such information about each holding as may be determined by the Adviser from time to time. If a Fund’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of that information on the Advisers website, the Fund may post such information on the Advisers website.

Portfolio holdings of each Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending June 30 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending September 30 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending December 31 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending March 31 will be filed on Form N-Q. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov.

Disclosure of a Fund’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Adviser or Sub-Advisers (together, the “Investment Managers”) or to the Fund’s principal underwriter or Allianz Global Investors of America L.P. and its subsidiaries who provide services to the Funds. In addition, to the extent permitted under applicable law, each Investment Manager may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Fund’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Fund (“Service Providers”) and to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Investment Managers believe is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Funds portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Investment Manager’s Chief Compliance Officer (or persons designated by the Investment Manager’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Funds shareholders. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information.

The Funds have ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers or Rating Agencies: [To be updated by Amendment]

Name of Vendor	Type of Service	Frequency	Lag Time
Abel Noser	Trading costs	daily	n/a

Advent	Axys:Portfolio Accounting System. Moxy: Trade order management system	daily	n/a

Advent Hub Data	Corporate Actions	daily	n/a

Bank of New York	Back-office Outsourcing Service Provider	daily	n/a

Compliance Tools	CTI Examiner-software used to monitor employee trading	daily	n/a

Dresdner Bank	Securities Lending	daily	n/a

Electra Information Systems	securities transaction and asset reconciliation system	daily	n/a

Fact Set	Portfolio Attribution	daily	n/a

Frank Russell (Russell Mellon)	US Equity indexes	quarterly	15 days

Glass, Lewis & Co.	Proxy Voting	daily	real time

Global Link- FX Connect	Research, analytics and portfolio construction and trading	daily	n/a

IDS GmbII	Analysis & Reporting Services	daily	n/a

Infinity Information Systems (SalesLogix)	Client service contact management software	daily	n/a

IRRC	Proxy Research and voting service	daily	n/a

Institutional Shareholder Services (ISS)	Class action and Proxy voting.	daily	n/a

ITG Solutions Network (Plexus)	Trade Execution Analysis	daily	n/a

Latent Zero Consulting	Sentinel- software used to track client investment restrictions	daily	n/a

[ ]	Independent Registered Public Accounting Firm	varied	n/a

Ropes & Gray LLP	Legal Counsel	varied	n/a

Russell Mellon	US Equity indexes	monthly	end of month

State Street Bank and Trust Co.	Custodial Services	daily	n/a

TCS	Order Management System	daily	n/a

Thomson Financial (ILX)	Data Service	daily	n/a

Vestek	Portfolio Analytics	daily	n/a

Exceptions to these procedures may only be made if the Trust’s Chief Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Funds and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

The Investment Managers shall have primary responsibility for ensuring that a Fund’s portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Other registered investment companies that are advised or sub-advised by the Adviser or a Sub-Adviser may be subject to different portfolio holdings disclosure policies, and neither the Adviser nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the Adviser and the Sub-Advisers have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the Adviser or a Sub-Adviser and some of the separate accounts managed by the Adviser or a Sub-Adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or a Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security and the transactions are therefore aggregated, in which event each day’s aggregated transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s or the Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Funds.

In addition, certain Sub-Advisers may provide investment recommendations to the managers or sponsors of managed or “wrap“ accounts (collectively, a “non-discretionary accounts“), usually in the form of a “model“ portfolio. To the extent a non-discretionary account employs investment strategies that are substantially similar or identical to those employed by a Fund, the Sub-Advisers portfolio recommendations to the non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of the Fund. In an effort to provide fair and equitable treatment in the execution of trades and to ensure that a Fund and a similar non-discretionary account normally will not have competing trades outstanding, the Sub-Adviser may implement rotation procedures for alternating between executing trades for the Fund (and other similarly managed Funds and accounts) and notifying the manager/sponsor of the non-discretionary account of changes in the Sub-Advisers portfolio recommendations (other than in connection with transactions resulting from account rebalancing or account cash flows).

Brokerage and Research Services

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

Each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions. Because the AGI Multi-Style Fund invests exclusively in Institutional Class shares of Underlying Funds, it generally does not pay brokerage commissions and related costs, but does indirectly bear a proportionate share of these costs incurred by the Underlying Funds in which it invests.

For the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005, the following amounts of brokerage commissions were paid by the Funds (those Funds that had not yet commenced operations during the periods shown are not included):

Fund*	Year Ended 6/30/07			Year Ended 6/30/06	Year Ended 6/30/05
CCM Capital Appreciation Fund	$	[	]	$4,518,157	$2,922,066
CCM Emerging Companies Fund		[	]	4,270,050	3,754,180
CCM Focused Growth Fund		[	]	10,200	4,776
CCM Mid-Cap Fund(1)		[	]	6,142,851	3,092,102
NACM Core Equity Fund(1)		[	]	0	0

NACM Global Fund		[	]	100,223	55,047
NACM Growth Fund		[	]	8,147	15,872
NACM Income & Growth		[	]	N/A	N/A
NACM International Fund		[	]	2,023,049	138,292
NACM Mid-Cap Growth Fund		[	]	N/A	N/A

Fund*	Year Ended 6/30/07		Year Ended 6/30/06		Year Ended 6/30/05
NACM Pacific Rim Fund	[	]	828,866		64,791
NACM Value Fund(1)	[	]	0		9,879
NFJ All-Cap Value Fund	[	]	81,308		123,474
NFJ Dividend Value Fund(1)	[	]	1,743,253		939,226
NFJ International Value Fund	[	]	140,633		7,653
NFJ Large-Cap Value Fund(1)	[	]	78,855		72,864
NFJ Mid-Cap Value Fund	[	]	[	]	[	]
NFJ Small -Cap Value Fund	[	]	3,270,985		2,684,894
OCC Core Equity Fund	[	]	4,833		1,251
OCC Renaissance Fund(1)	[	]	8,462,594		18,977,956
OCC Value Fund(1)	[	]	3,395,520		7,094,165
OCC Equity Premium Strategy Fund(1)	[	]	196,856		46,758
OCC Growth Fund(1)	[	]	1,184,284		835,437
OCC Opportunity Fund (1)	[	]	1,356,973		1,512,211
OCC Target Fund(1)	[	]	2,053,644		2,446,861
PIMCO NFJ International Value Fund(1)	[	]	0		0
PIMCO Mid Cap Value Fund(1)	[	]	0		0
PIMCO Disciplined Value Fund(1)	[	]	0		0
PIMCO Small Cap Value Fund(1)	[	]	0		0
PIMCO Core Equity Fund(1)	[	]	0		0
PIMCO Balanced Value Fund(1)	[	]	0		0
PIMCO International Value Fund(1)	[	]	0		0
PIMCO Large Cap Value Fund(1)	[	]	0		0
PPA Tax-Efficient Equity Fund(1)	[	]	0		0
PPA Tax-Efficient Structured Emerging Markets Fund	[	]	0		0
RCM Biotechnology Fund	[	]	1,349,624		1,432,929
RCM Emerging Markets Fund(1)	[	]	0		0
RCM Europe Fund I(1)	[	]	N/A		N/A
RCM Europe Fund	[	]	0		1,286

Fund*	Year Ended 6/30/07		Year Ended 6/30/06		Year Ended 6/30/05
RCM Financial Services Fund(1)	[	]	[	]	4,136
RCM Healthcare Fund	[	]	1,135,255		986,605
RCM Global Resources Fund	[	]	12,470		21,571
RCM Global Small-Cap Fund	[	]	471,224		330,038
RCM Technology Fund	[	]	13,191,577		4,303,327
RCM Innovation Fund	[	]	0		3,671,748
RCM International Growth Equity Fund	[	]	180,441		436,095
RCM Large-Cap Growth Fund	[	]	744,890		984,667
RCM Mid-Cap Fund	[	]	467,405		1,297,249
RCM Small-Cap Fund(1)	[	]	7,132		N/A
RCM Targeted Core Growth Fund(1)	[	]	45,233
TOTAL	[	]	$57,480,668		$58,373,631

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds. Any materially significant difference between the amount of brokerage commissions paid by a Fund during the most recent fiscal year and the amount of brokerage commissions paid by that same Fund for either of the two previous fiscal years is due, in part, to a significant decrease (or increase) in the size of the Fund, levels of portfolio turnover and the volatility of the relevant market for the Fund.

[The Nicholas-Applegate Emerging Markets Opportunities Fund, the NACM Emerging Markets Opportunities Funds predecessor, paid brokerage commissions in the aggregate amount of $182,385 for the Funds fiscal year ended March 31, 2006 and $45,774 for the Funds fiscal year ended March 31, 2005. ] [Keep this note? Add NACM EMO to table? Similar note for NACM Mid-Cap Growth?]

Each Sub-Adviser places orders for the purchase and sale of portfolio investments for a Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Sub-Advisers will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when a Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Advisers receive services from many broker-dealers with which the Sub-Advisers place the Funds’ portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Funds are not reduced because the Sub-Advisers receive such services even though the receipt of such services relieves the Sub-Advisers from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Sub-Advisers to place the Funds’ portfolio transactions may be useful to the Sub-Advisers in providing services to the Sub-Advisers’ other clients, although not all of these services may be necessarily useful and of value to the Sub-Advisers in managing the Funds. Conversely, research and brokerage services provided to the Sub-Advisers by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Advisers may be useful to the Sub-Advisers in managing the Funds, although not all of these services may be necessarily useful and of value to the Sub-Advisers in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), a Sub-Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which the Sub-Adviser exercises investment discretion.

A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The tables below describe the commissions, if any, paid by a Fund to affiliated brokers during the fiscal years ended June 30, 2007, June 30, 2006 and June 30, 2005 (those Funds that had not yet commenced operations during the periods shown are not included). Because the status of brokers as “affiliated brokers” depends on factors such as potential affiliations between the Adviser and its affiliates (e.g., Allianz SE) and such brokers and their affiliates, which may change over time, a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods.

Fiscal Year Ended June 30, 2007

Fund	Affiliated Broker	Amount of Brokerage Commission	% of Fund’s Aggregate Brokerage Commission	% of Fund’s Aggregate Dollar Amount of Transactions

Fiscal Year Ended June 30, 2006

Fund	Affiliated Broker	Amount of Brokerage Commission	% of Fund’s Aggregate Brokerage Commission	% of Fund’s Aggregate Dollar Amount of Transactions
RCM Global Small-Cap Fund	Dresdner Kleinwort Benson North America	$642.62	0.012%	0.161%

RCM Global Small-Cap Fund	Dresdner Kleinwort Wasserstein Securities LLC	148.16	0.003	0.050

RCM Global Small-Cap Fund	Kleinwort Benson Securities Limited	1,088.81	0.021	0.059

RCM Healthcare Fund	Dresdner Kleinwort Wasserstein Securities LLC	5,688.00	0.029	0.192

RCM Technology Fund	Dresdner Kleinwort Wasserstein Securities LLC	11,320.00	0.059	0.087

RCM International Growth Equity Fund	Dresdner Kleinwort Wasserstein Securities LLC	623.52	0.003	0.200

RCM International Growth Equity Fund	Kleinwort Benson Securities Limited	14,037.73	0.073	0.191

RCM Mid-Cap Fund	Dresdner Kleinwort Wasserstein Securities LLC	152.00	0.001	0.087

Fiscal Year Ended June 30, 2005

Fund	Affiliated Broker	Amount of Brokerage Commission	% of Fund’s Aggregate Brokerage Commission	% of Fund’s Aggregate Dollar Amount of Transactions
RCM Mid-Cap Fund	Dresdner Kleinwort Benson North America	$1,814.39	0.140%	0.000%

RCM Mid-Cap Fund	Dresdner Kleinwort Wasserstein Securities LLC	9,078.05	0.700	0.001

RCM International Growth Equity Fund	Dresdner Kleinwort Benson North America	8,824.22	2.023	0.003

RCM Technology Fund	Dresdner Kleinwort Benson North America	50.21	0.001	0.000

RCM Technology Fund	Dresdner Kleinwort Wasserstein Securities LLC	114,040.35	2.650	0.001

RCM Global Small-Cap Fund	Dresdner Kleinwort Wasserstein Securities LLC	2,100.30	0.636	0.000

RCM Large-Cap Growth Fund	Dresdner Kleinwort Wasserstein Securities LLC	21,942.20	2.228	0.001

RCM Healthcare Fund	Dresdner Kleinwort Benson North America	3,044.65	0.309	0.000

RCM Healthcare Fund	Dresdner Kleinwort Wasserstein Securities LLC	6,010.60	0.609	0.001

RCM Biotechnology Fund	Dresdner Kleinwort Wasserstein Securities LLC	5,250.30	0.366	0.000

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about this Fund.

Regular Broker-Dealers [To be updated by amendment]

The table below contains the aggregate value of securities of the Trust’s regular broker-dealers? or their parent companies held by each Fund, if any, at the end of fiscal year 2007 (June 30, 2007) (those Funds which have only recently commenced operations and did not hold any securities of the Trust’s regular broker-dealers during this period are not included).

Fund	Regular Broker-Dealer	Aggregate Value of Securities of Regular Broker-Dealer Held by Fund
CCM Capital Appreciation	Citigroup, Inc.	$	[	]
	Lehman Brothers Holdings, Inc.		[	]
	Goldman Sachs Group, Inc.		[	]
CCM Focused Growth	Goldman Sachs Group, Inc.		[	]
CCM Mid-Cap	Bear Stearns Cos., Inc.		[	]
NACM Flex-Cap Value	Citigroup, Inc.		[	]
	Goldman Sachs Group, Inc.		[	]
	JP Morgan Chase & Co.		[	]
	Morgan Stanley		[	]
NACM Global	Morgan Stanley		[	]
	JP Morgan Chase & Co.		[	]
NACM Growth	Goldman Sachs Group, Inc.		[	]
NACM International	Deutsche Bank AG		[	]
NFJ Dividend Value	JP Morgan Chase & Co.		[	]
	Morgan Stanley		[	]
NFJ Large-Cap Value	Citigroup, Inc.		[	]
	Lehman Brothers Holdings, Inc.		[	]
OCC Core Equity	JP Morgan Chase & Co.		[	]
	Citigroup, Inc.		[	]
	Merrill Lynch & Co., Inc.		[	]

OCC Renaissance(1)	Citigroup, Inc.	[	]
	Wachovia Corp.	[	]
	JP Morgan Chase & Co.	[	]
OCC Value	Citigroup, Inc.	[	]
	JP Morgan Chase & Co.	[	]
	Wachovia Corp.	[	]
	Morgan Stanley	[	]
	Merrill Lynch & Co., Inc.	[	]
OCC Equity Premium Strategy(1)	Goldman Sachs Group, Inc.	[	]
	JP Morgan Chase & Co.	[	]
OCC Growth(1)	Goldman Sachs Group, Inc.	[	]
	Lehman Brothers Holdings, Inc.	[	]

RCM International Growth Equity	Credit Suisse Group	[	]
RCM Large-Cap Growth	Citigroup, Inc.	[	]
	Merrill Lynch & Co., Inc.	[	]
RCM Strategic Growth	JP Morgan Chase & Co.	[	]

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.
(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.“ The Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates), and may adversely impact a Fund’s after-tax returns. See “Taxation.”

The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

Because the Adviser does not expect to reallocate the AGI Multi-Style Fund’s assets among the Underlying Funds on a frequent basis, the portfolio turnover rate for the AGI Multi-Style Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the AGI Multi-Style Fund indirectly bears the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high portfolio turnover rates.

Portfolio turnover rates for each Fund for which financial highlights are available are provided under “Financial Highlights” in the applicable Prospectus.

NET ASSET VALUE

As described in the Prospectuses under the heading “How Fund Shares are Priced,” the net asset value per share (“NAV”) of a Fund’s shares of a particular class is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Prospectuses further note that Fund shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describe the time (the “Valuation Time”) as of which Fund shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Funds’ portfolio securities and other assets (including any fair value pricing) and NAV of the Funds’ shares to Allianz Global Fund Management, in its capacity as Administrator, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Administrator has, in turn, delegated various of these responsibilities to State Street Bank & Trust Co., as the Funds’ custodian, the Sub-Advisers, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

As described in the Prospectuses, for purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Funds to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services.

Debt securities are generally valued using quotes obtained from pricing services or brokers or dealers.

Futures contracts are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded or, if there were no trades that day for a particular instrument, at the mean of the last available bid and asked quotations on the market in which the instrument is primarily traded.

Exchange-traded options are generally valued at the last sale or official closing price on the exchange on which they are primarily traded, or at the mean of the last available bid and asked quotations on the exchange on which they are primarily traded for options for which there were no sales or closing prices reported during the day. Over-the-counter options not traded on an exchange are valued at a broker-dealer bid quotation.

Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.

Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

As described in the Prospectuses, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing“). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

TAXATION

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications of an investment in a Fund. All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

Each Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. To qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund generally must, among other things:

(a)	derive at least 90% of its gross income for each taxable year (i) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, or (ii) income from qualified publicly traded partnerships (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below; and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of paragraph (b) above, (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) in the case of a Fund’s investment in loan participations, a Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.

Distributions

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if a Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

For federal income tax purposes, distributions of investment income generally are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (and is treated for federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (that is, Capital Gain Dividends, as defined above) will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains of the Fund with respect to that year, in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the Shares, up to the amount of the shareholder’s tax basis in the applicable Shares, with any amounts exceeding such basis treated as gain from the sale of such Shares.

To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gains for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), such as the OCC Equity Premium Strategy Fund may elect to do, and the distributions are supported by the Fund’s “current earnings and profits” (realized income and gain of the current year), the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by a Fund. Moreover, in such cases, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or

(4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

If a Fund, such as the AGI Multi-Style Fund, receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as qualified dividend income, then the Fund is permitted in turn to designate its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any distributions that are not from a Fund’s investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is, not taxable to a shareholder and reduces the shareholder’s basis in the shares) or, in some cases, as capital gain. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt.

Long-term capital gain rates applicable to most individual shareholders have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% ordinary income tax rate brackets—for taxable years beginning on or before December 31, 2010.

A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement). Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

A Fund’s investment in other investment companies can affect the amount, timing and character of distributions to shareholders of such Fund, relative to what those distributions otherwise might have been had the Fund invested directly in the securities owned those underlying funds. For example, a Fund, such as AGI Multi-Style Fund, will not be able to offset losses realized by one Underlying Fund against gains realized by another Underlying Fund in that taxable year. Instead, those losses will reduce the taxable income or gains of the Fund only at the earlier of (i) such time as they reduce gains recognized by the Underlying Fund that previously recognized the losses, or (ii) when the Fund disposes of shares of the Underlying Fund that recognized the losses. Moreover, even when such a Fund disposes of shares of an underlying fund, it not be able to offset any capital loss from such disposition against its ordinary income (including distributions of any net short-term capital gain realized by another underlying fund), and part or all of such loss may be treated as a long-term capital loss, that will not be treated as favorably for federal income tax purposes as short-term capital loss.

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

Finally, depending on a Fund’s percentage ownership in an underlying fund before and after a redemption of underlying fund shares, a Fund’s redemption of shares of such underlying fund may cause a Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. This would be the case where a Fund holds a significant interest in an underlying fund and redeems only a relatively small portion of such interest. This could cause shareholders of a Fund to recognize higher amounts of ordinary income than if shareholders had held the shares of the underlying funds directly.

Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

Sales, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

In respect of a Fund, such as the AGI Multi-Style Fund, that invests in other investment companies, depending on the Fund’s percentage ownership in an underlying fund both before and after a redemption, the Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund’s tax basis in the shares of the underlying fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This would be the case where a Fund holds a significant interest in an underlying fund and redeems only a small portion of such interest. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

Options, Futures, Forward Contracts and Swap Agreements

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Funds basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. The gain or loss with respect to any termination of the Funds obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss. Thus, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be terminated on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, swap agreements, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, to defer losses to the Fund, to cause adjustments in the holding periods of the Fund’s securities, to convert long-term capital gains into short-term capital gains and to convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders, such as shareholders of the AGI Multi-Style Fund. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

To the extent such investments are permissible, certain of a Funds hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Funds book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Funds remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Funds book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Original Issue Discount, Pay-In-Kind Securities, and Commodity-Linked Notes

Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be (and all zero-coupon debt obligations acquired by a Fund will be) treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. Increases in the principal amount of an inflation indexed bond will be treated as OID.

Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, pay-in-kind securities will, and commodity-linked notes may, give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Higher-Risk Securities

To the extent such investments are permissible for a Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Certain Investments in REITs

To the extent such investments are permissible for a Fund, a Fund may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Each Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

Some of the REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”) taxable mortgage pools (“TMPs”) or themselves to constitute TMPs. Under guidance recently issued by the IRS and Treasury regulationsthat have yet to be issued, but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below). Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC likewise can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. A tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

Under legislation enacted in December 2006 , if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a charitable remainder trust will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax equal to that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, multiplied by the highest federal income tax rate imposed on corporations. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable charitable remainder trust, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made.

Passive Foreign Investment Companies

Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A PFIC is any foreign corporation: (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund’s income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt obligations, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income. Although the AGI Multi-Style Fund may itself be entitled to a deduction for such taxes paid by an Underlying Fund in which the AGI Multi-Style Fund invests, the AGI Multi-Style Fund will not be able to pass any such credit or deduction through to its own shareholders. In addition, a Fund which invests in other investment companies, including the AGI Multi-Style Fund, may not be able to pass any such credit or deduction for taxes paid by the underlying fund through to its own shareholders.

Non-U.S. Shareholders

Capital Gain Dividends are not subject to withholding of U.S. federal income tax. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts with respect to (i) properly designated distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S. source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) properly designated distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses. If a Fund, such as the AGI Multi-Style Fund, invests in an underlying fund that pays such distributions to the Fund, such distributions will retain their character as not subject to withholding if properly designated when paid by the Fund to foreign persons. This provision will first apply to a Fund (1) with respect to its direct portfolio investments (if any) and, (2) with respect to the Fund’s investments in underlying funds (if any), with respect to distributions from such underlying funds that are received by the Fund.

Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). The Fund will be a QIE if it is both (i) a RIC and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interests in domestically-controlled RICs and REITs). Under the Code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) “U.S. real property interests” (“USRPIs”) (defined as U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) (ii) a RIC’s interests in domestically controlled REITs and, through December 31, 2007, other RICs, each a “domestically controlled qualified investment entity” that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the regulated investment companyRIC was in existence, less than 50% in value of its stock was held directly or indirectly by foreign persons.

Where a foreign shareholder has owned more than 5% of a class of shares of a fund that is a QIE during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that foreign shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a fund that is a QIE, a USRPI Distributions will be treated as ordinary income (notwithstanding any designation by the fund that such distribution is a Capital Gain Dividend) and the fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If such fund makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the fund from a “lower-tier” REIT or RIC that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the fund’s percentage ownership of the “lower-tier” REIT or RIC.

Whether or not the Fund is characterized as a U.S. real property holding corporation will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a U.S. real property holding corporation, as defined for this purpose, and thus does not expect to be a QIE.

Finally, foreign shareholders of a QIE are subject to certain “wash sale” rules to prevent foreign shareholders from avoiding the tax filing and payment obligations discussed in the previous paragraph. A foreign shareholder that disposes of stock of a RIC during the 30-day period preceding a distribution that would have been treated as a USRPI Distribution and that acquires a substantially identical stock interest during the following 61 days must pay tax on an amount equal to the amount of the distribution that would have been taxed as a USRPI Distribution. This rule does not apply if the foreign shareholder actually receives the distribution in question, or if the stock was regularly traded on an established securities market within the U.S., provided that the investor did not own more than 5% of such stock at any time during the one-year period ending on the date of the distribution. In addition, the Treasury Department is authorized to promulgate regulations to apply similar principles in the case of “substitute dividend payments” (for example, on stock loans) to prevent avoidance of the new rules.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or dividend and certain other conditions are met, or (iii) the shares are USRPIs or the dividend is a Capital Gain Dividend that is a USRPI Distribution.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If you are eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by you in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after 2010, unless Congress enacts tax legislation providing otherwise.

For a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers in this regard.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Other Taxation

From time to time, certain of the Trust’s series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997, and as further amended and restated effective September 9, 2005 and July 16, 2007. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the OCC Equity Premium Strategy, NACM Income & Growth, NFJ Dividend Value, NFJ Large-Cap Value, NFJ International Value and AGI Multi-Style Funds. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Fifth Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust“) of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Performance Information

From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance.

The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund’s total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series), as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust’s advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund’s actual net investment income for that period.

Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. or another third party as having the same or similar investment objectives, policies and/or strategies. Information provided to any newspaper or similar listing of the Fund’s net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s Annual and Semi-Annual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

The Allianz RCM Funds (except the RCM Global Resources, RCM Small-Cap Growth and RCM Strategic Growth Funds) were formerly a series of funds of Dresdner RCM Global Funds, Inc., and were reorganized into the respective Funds of the Trust on February 1, 2002. Performance information shown for periods prior to February 1, 2002 (including that presented in any advertisements for these Allianz RCM Funds) is based upon the historical performance of the predecessor funds of these PIMCO RCM Funds, adjusted as set forth herein.

The Allianz NACM Pacific Rim Fund was formerly a series of Nicholas-Applegate Institutional Funds and reorganized into a Fund of the Trust on July 20, 2002. Performance information shown for periods prior to July 20, 2002 (including that presented in any advertisements for the Allianz NACM Pacific Rim Fund) is based upon the historical performance of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, adjusted as set forth herein.

The Allianz NACM International Fund was formerly a series of Nicholas-Applegate Institutional Funds and reorganized into a Fund of the Trust on October 15, 2004. Performance information shown for periods prior to October 15, 2004 (including that presented in any advertisements for the Allianz NACM International Fund) is based upon the historical performance of its predecessor fund, the Nicholas-Applegate International Systematic Fund, adjusted as set forth herein.

The Nicholas-Applegate Emerging Markets Opportunities Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the Allianz NACM Emerging Markets Opportunities Fund, a newly formerly series of the Trust, on August 18, 2006. Performance information shown for periods prior to August 18, 2006 (including that presented in any advertisements for the Allianz NACM Emerging Markets Opportunities Fund) is based upon the historical performance of the Allianz NACM Emerging Markets Opportunities Funds predecessor fund, the Nicholas-Applegate Emerging Markets Opportunities Fund, adjusted as set forth herein.

The Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the Allianz NACM Mid-Cap Growth Fund, a newly formerly series of the Trust, on July 27, 2007.

Performance information shown for periods prior to July 27, 2007 (including that presented in any advertisements for the Allianz NACM Mid-Cap Growth Fund) is based upon the historical performance of the Allianz NACM Mid-Cap Growth Fund’s predecessor fund, the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, adjusted as set forth herein.

Calculation of Yield

Quotations of yield for certain of the Funds may be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                    YIELD = 2[( a-b + 1)6 -1]

                                           cd

where          a = dividends and interest earned during the period,

                    b = expenses accrued for the period (net of reimbursements),

c =             the average daily number of shares outstanding during the period that were entitled to receive dividends, and

                    d =    the maximum offering price per share on the last day of the period.

The yield of a Fund will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund’s various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

Quotations of average annual total return for a Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

As discussed in the Prospectus, and elsewhere in this SAI, several of the Funds have had adviser and sub-adviser changes during the periods for which performance is shown below. The same or other Funds may have changed their investment objectives, policies and/or strategies during such periods. Those Funds would not necessarily have achieved the results shown under their current investment management arrangements and/or investment objectives, policies and strategies.

The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended June 30, 2007. For periods prior to the “Inception Date” of a particular class of a Fund’s shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

[To be updated by Amendment]

Average Annual Total Return for Periods Ended June 30, 2006*

Fund	Class**	1 Year		5 Years		10 Years		Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
CCM Capital Appreciation	Institutional	[	]%	[	]%	[	]%	[	]%	3/8/91	3/8/91
	Administrative	[	]%	[	]%	[	]%	[	]%		7/31/96
	Class A	[	]%	[	]%	[	]%	[	]%		1/20/97
	Class B	[	]%	[	]%	[	]%	[	]%		1/20/97
	Class C	[	]%	[	]%	[	]%	[	]%		1/20/97
	Class D	[	]%	[	]%	[	]%	[	]%		4/8/98
	Class R	[	]%	[	]%	[	]%	[	]%		12/31/02
CCM Emerging Companies	Institutional	[	]%	[	]%	[	]%	[	]%	6/25/93	6/25/93
	Administrative	[	]%	[	]%	[	]%	[	]%		4/1/96
CCM Focused Growth	Institutional	[	]%	[	]%	N/A		[	]%	8/31/99	8/31/99
	Administrative	[	]%	[	]%	N/A		[	]%		9/15/06
	Class A	[	]%	[	]%	N/A		[	]%		7/5/06
	Class C	[	]%	[	]%	N/A		[	]%		7/5/06
	Class D	[	]%	[	]%	N/A		[	]%		7/5/06

Fund	Class**	1 Year		5 Years		10 Years		Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
CCM Mid-Cap	Institutional	[	]%	[	]%	[	]%	[	]%	8/26/91	8/26/91
	Administrative	[	]%	[	]%	[	]%	[	]%		11/30/94
	Class A	[	]%	[	]%	[	]%	[	]%		1/13/97

	Class B	[	]%	[	]%	[	]%	[	]%		1/13/97
	Class C	[	]%	[	]%	[	]%	[	]%		1/13/97
	Class D	[	]%	[	]%	[	]%	[	]%		4/8/98
	Class R	[	]%	[	]%	[	]%	[	]%		12/31/02
NFJ All-Cap Value***	Class A	[	]%	N/A		N/A		[	]%	7/19/02	7/19/02
	Class B	[	]%	N/A		N/A		[	]%		7/19/02
	Class C	[	]%	N/A		N/A		[	]%		7/19/02
	Class D	[	]%	N/A		N/A		[	]%		7/19/02
	Institutional	[	]%	N/A		N/A		[	]%		7/19/02
	Administrative	[	]%	N/A		N/A		[	]%		7/19/02

	Class D	[	]%	[	]%	N/A		[	]%		7/19/02
	Class R	[	]%	[	]%	N/A		[	]%		1/10/06
NFJ Dividend Value	Institutional	[	]%	[	]%	N/A		[	]%	5/8/00	5/8/00
	Administrative	[	]%	[	]%	N/A		[	]%		5/8/00
	Class A	[	]%	[	]%	N/A		[	]%		10/31/01
	Class B	[	]%	[	]%	N/A		[	]%		10/31/01
	Class C	[	]%	[	]%	N/A		[	]%		10/31/01
	Class D	[	]%	[	]%	N/A		[	]%		10/31/01
	Class R	[	]%	[	]%	N/A		[	]%		12/31/02

Fund	Class**	1 Year		5 Years		10 Years		Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
NFJ Small-Cap Value	Institutional	[	]%	[	]%	[	]%	[	]%	10/1/91	10/1/91
	Administrative	[	]%	[	]%	[	]%	[	]%		11/1/95
	Class A	[	]%	[	]%	[	]%	[	]%		1/20/97
	Class B	[	]%	[	]%	[	]%	[	]%		1/20/97
	Class C	[	]%	[	]%	[	]%	[	]%		1/20/97
	Class D	[	]%	[	]%	[	]%	[	]%		6/28/02
	Class R	[	]%	[	]%	[	]%	[	]%		12/31/02
NFJ International Value	Institutional	[	]%	N/A		N/A		[	]%	1/31/03	1/31/03
	Class A	[	]%	N/A		N/A		[	]%		3/31/05
	Class C	[	]%	N/A		N/A		[	]%		3/31/05
	Class D	[	]%	N/A		N/A		[	]%		3/31/05

NFJ Mid-Cap Value	Institutional	[	]%	N/A	N/A	[	]%	8/21/06	8/21/06
	Class A	[	]%	N/A	N/A	[	]%		8/21/06
	Class C	[	]%	N/A	N/A	[	]%		8/21/06
	Class D	[	]%	N/A	N/A	[	]%		8/21/06

Fund	Class**	1 Year		5 Years		10 Years		Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
OCC International Equity	Institutional	[	]%	N/A		N/A		[	]%	7/5/06	7/5/06
OCC Equity Premium Strategy	Institutional	[	]%	[	]%	[	]%	[	]%	12/28/94	12/28/94
	Administrative	[	]%	[	]%	[	]%	[	]%		4/16/01
	Class A	[	]%	[	]%	[	]%	[	]%		7/31/00
	Class B	[	]%	[	]%	[	]%	[	]%		7/31/00
	Class C	[	]%	[	]%	[	]%	[	]%		7/31/00
	Class D	[	]%	[	]%	[	]%	[	]%		7/31/00
	Class R	[	]%	[	]%	[	]%	[	]%		12/31/02
OCC Value	Institutional	[	]%	[	]%	[	]%	[	]%	12/30/91	12/30/91
	Administrative	[	]%	[	]%	[	]%	[	]%		8/21/97
	Class A	[	]%	[	]%	[	]%	[	]%		1/13/97
	Class B	[	]%	[	]%	[	]%	[	]%		1/13/97
	Class C	[	]%	[	]%	[	]%	[	]%		1/13/97
	Class D	[	]%	[	]%	[	]%	[	]%		4/8/98
	Class R	[	]%	[	]%	[	]%	[	]%		12/31/02
OCC Core Equity	Institutional	[	]%	N/A		N/A		[	]%	3/31/05	3/31/05
	Class A	[	]%	N/A		N/A		[	]%		3/31/05
	Class C	[	]%	N/A		N/A		[	]%		3/31/05
	Class D	[	]%	N/A		N/A		[	]%		3/31/05

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.
**

For all Funds listed above, Class A, Class B, Class C, Class D, Class R and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D, Class R and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D, Class R and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and (ii) administrative fee charges, which generally differ from class to class. (Administrative fee charges are the same for Class A, B and C shares). Please see “Management of the Trust – Fund

Administrator” for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund’s fees and expenses.

***	Formerly known as the NACM Flex-Cap Value Fund, which changed its name to the NFJ All-Cap Value Fund effective April 2, 2007.

The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which, except for the AGI Multi-Style Fund, was a series of PIMCO Advisers Funds prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended June 30, 2007. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the PIMCO Advisers Funds predecessor series.

Average Annual Total Return for Periods Ended June 30, 2007*

Fund	Class**	1 Year		5 Years		10 Years		Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
AGI Multi-Style	Class A	[	]%	[	]%	N/A		[	]%	9/30/98	9/30/98
	Class B	[	]%	[	]%	N/A		[	]%		9/30/98
	Class C	[	]%	[	]%	N/A		[	]%		9/30/98
	Institutional	[	]%	[	]%	N/A		[	]%		2/26/99
OCC Growth	Class A	[	]%	[	]%	[	]%	[	]%	2/24/84	10/26/90
	Class B	[	]%	[	]%	[	]%	[	]%		5/23/95
	Class C	[	]%	[	]%	[	]%	[	]%		2/24/84
	Class D	[	]%	[	]%	[	]%	[	]%		1/31/00
	Class R	[	]%	[	]%	[	]%	[	]%		12/31/02
	Institutional	[	]%	[	]%	[	]%	[	]%		3/31/99
	Administrative	[	]%	[	]%	[	]%	[	]%		3/31/99
OCC Opportunity	Class A	[	]%	[	]%	[	]%	[	]%	2/24/84	12/17/90
	Class B	[	]%	[	]%	[	]%	[	]%		3/31/99
	Class C	[	]%	[	]%	[	]%	[	]%		2/24/84
	Institutional	[	]%	[	]%	[	]%	[	]%		3/31/99
	Administrative	[	]%	[	]%	[	]%	[	]%		3/31/99

Fund	Class**	1 Year		5 Years		10 Years		Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
OCC Renaissance	Class A	[	]%	[	]%	[	]%	[	]%	4/18/88	2/1/91
	Class B	[	]%	[	]%	[	]%	[	]%		5/22/95
	Class C	[	]%	[	]%	[	]%	[	]%		4/18/88
	Class D	[	]%	[	]%	[	]%	[	]%		4/8/98
	Class R	[	]%	[	]%	[	]%	[	]%		12/31/02
	Institutional	[	]%	[	]%	[	]%	[	]%		12/30/97
	Administrative	[	]%	[	]%	[	]%	[	]%		8/31/98

OCC Target	Class A	[	]%	[	]%	[	]%	[	]%	12/17/92	12/17/92
	Class B	[	]%	[	]%	[	]%	[	]%		5/22/95
	Class C	[	]%	[	]%	[	]%	[	]%		12/17/92
	Class D	[	]%	[	]%	[	]%	[	]%		6/9/00
	Institutional	[	]%	[	]%	[	]%	[	]%		3/31/99
	Administrative	[	]%	[	]%	[	]%	[	]%		3/31/99

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.
**	Class A, Class B, Class D, Class R, Institutional Class and Administrative Class total return presentations for the OCC Growth, OCC Opportunity and OCC Renaissance Funds reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Class R, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which differ from class to class. (Administrative fee charges are the same for Class A, B and C shares). Please see “Management of the Trust – Fund Administrator” for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund’s fees and expenses. Performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the AGI Multi-Style and OCC Target Funds are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.
(#)	Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class of the noted Fund resulted in performance for the period shown which is higher than if the performance of the oldest class (in each case, either Class C or Class A) was not adjusted to reflect the lower operating expenses of the newer class.

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PIMCO Advisers Funds series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. Since January 17, 1997, Class A, Class B and Class C shares of the Trust have been subject to a fee structure which essentially fixes these expenses (along with certain other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described in the Prospectuses and elsewhere in this Statement of Additional Information). The administrative fee is subject to breakpoints at various asset levels, as described in the Prospectuses. Under the current fee structure, the OCC Renaissance Fund, OCC Growth Fund, OCC Target Fund and OCC Opportunity Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PIMCO Advisers Funds (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes’ actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

Total Return for Periods Ended June 30, 2007*

(with no adjustment for operating expenses of the noted

classes for periods prior to their inception dates)

Fund	Class	1 Year	5 Years		10 Years		Since Inception of Fund (Annualized)
AGI Multi-Style	Institutional	—	—		N/A		[	]%
OCC Growth	Class A	—	—		—		[	]%
	Class D	—	—		[	]%	[	]%
	Class R	—	[	]%	[	]%	[	]%
	Institutional	—	—		[	]%	[	]%
	Administrative	—	—		[	]%	[	]%
OCC Opportunity	Class A	—	—		—		[	]%
	Institutional	—	—		[	]%	[	]%
	Administrative	—	—		[	]%	[	]%
OCC Renaissance	Class A	—	—		—		[	]%
	Class D	—	—		[	]%	[	]%
	Class R	—	[	]%	[	]%	[	]%
	Institutional	—	—		[	]%	[	]%
	Administrative	—	—		[	]%	[	]%
OCC Target	Institutional	—	—		[	]%	[	]%
	Administrative	—	—		[	]%	[	]%

The following table sets forth the average annual total return of certain classes of shares of the Allianz RCM Funds (each of which, except the RCM Global Resources, RCM Small-Cap Growth and RCM Strategic Growth Funds, was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002) for periods ended June 30, 2007. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the Dresdner predecessor series. For periods prior to the “Inception Date” of a particular class of a Fund’s shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund (either Institutional Class or Class D), adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

Average Annual Total Return for Periods Ended June 30, 2007*

Fund	Class**	1 Year		5 Years		10 Years		Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
RCM Biotechnology	Class A	[	]%	[	]%	N/A		[	]%	12/30/97	2/5/02
	Class B	[	]%	[	]%	N/A		[	]%		2/5/02
	Class C	[	]%	[	]%	N/A		[	]%		2/5/02
	Class D	[	]%	[	]%	N/A		[	]%		12/30/97

RCM Healthcare	Class A	[	]%	[	]%	N/A		[	]%	12/31/96	2/5/02
	Class B	[	]%	[	]%	N/A		[	]%		2/5/02
	Class C	[	]%	[	]%	N/A		[	]%		2/5/02
	Class D	[	]%	[	]%	N/A		[	]%		12/31/96
RCM Global Resources	Institutional	[	]%	N/A		N/A		[	]%	6/30/04	6/30/04
	Class A	[	]%	N/A		N/A		[	]%		3/31/06
	Class C	[	]%	N/A		N/A		[	]%		3/31/06
	Class D	[	]%	N/A		N/A		[	]%		3/31/06
RCM Global Small-Cap	Class A	[	]%	[	]%	N/A		[	]%	12/31/96	2/5/02
	Class B	[	]%	[	]%	N/A		[	]%		2/5/02
	Class C	[	]%	[	]%	N/A		[	]%		2/5/02
	Class D	[	]%	[	]%	N/A		[	]%		3/10/99
	Institutional	[	]%	[	]%	N/A		[	]%		12/31/96
RCM Technology	Class A	[	]%	[	]%	[	]%	[	]%	12/27/95	2/5/02
	Class B	[	]%	[	]%	[	]%	[	]%		2/5/02
	Class C	[	]%	[	]%	[	]%	[	]%		2/5/02
	Class D	[	]%	[	]%	[	]%	[	]%		1/20/99
	Institutional	[	]%	[	]%	[	]%	[	]%		12/27/95
	Administrative	[	]%	[	]%	[	]%	[	]%		3/31/05

Fund	Class**	1 Year		5 Years		10 Years		Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
RCM International Growth Equity	Class A	[	]%	[	]%	[	]%	[	]%	5/22/95	2/5/02
	Class B	[	]%	[	]%	[	]%	[	]%		2/5/02
	Class C	[	]%	[	]%	[	]%	[	]%		2/5/02
	Class D	[	]%	[	]%	[	]%	[	]%		3/10/99
	Institutional	[	]%	[	]%	[	]%	[	]%		5/22/95
	Administrative	[	]%	[	]%	[	]%	[	]%		2/5/02
RCM Large- Cap Growth	Class A	[	]%	[	]%	N/A		[	]%	12/31/96	2/5/02
	Class B	[	]%	[	]%	N/A		[	]%		2/5/02
	Class C	[	]%	[	]%	N/A		[	]%		2/5/02
	Class D	[	]%	[	]%	N/A		[	]%		3/2/99
	Class R	[	]%	[	]%	N/A		[	]%		12/31/02
	Institutional	[	]%	[	]%	N/A		[	]%		12/31/96
	Administrative	[	]%	[	]%	N/A		[	]%		2/5/02

RCM Mid-Cap	Class A	[	]%	[	]%	[	]%	[	]%	11/6/79	2/5/02
	Class B	[	]%	[	]%	[	]%	[	]%		2/5/02
	Class C	[	]%	[	]%	[	]%	[	]%		2/5/02
	Class D	[	]%	[	]%	[	]%	[	]%		12/29/00
	Class R	[	]%	[	]%	[	]%	[	]%		12/31/02
	Institutional	[	]%	[	]%	[	]%	[	]%		11/6/79
	Administrative	[	]%	[	]%	[	]%	[	]%		2/5/02
RCM Small-Cap Growth	Institutional	N/A		N/A		N/A		[	]%	12/30/05	12/30/05
RCM Strategic Growth	Class A	N/A		N/A		N/A		[	]%	3/31/06	3/31/06
	Class C	N/A		N/A		N/A		[	]%		3/31/06
	Class D	N/A		N/A		N/A		[	]%		3/31/06
	Institutional	N/A		N/A		N/A		[	]%		3/31/06
	Administrative	N/A		N/A		N/A		[	]%		3/31/06

*	For the Funds listed above, the performance information for periods prior to February 1, 2002 reflects the Fee arrangement of the Fund’s predecessors, reflected, as noted above, to reflect the current fee structure of the applicable class.
**	For the Funds listed above offering Class A, Class B, Class C, Class D, Class R and Administrative Class shares, total return presentations for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund, the oldest class (with the exception of the RCM Biotechnology and RCM Healthcare Funds, whose Class A, Class B and Class C performance information is based upon the Class D shares, the oldest class), adjusted to reflect the actual sales charges (or no sales charges in the case of the Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum ) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which differ from class to class. (Administrative fee charges are the same for Class A, B and C shares). Please see “Management of the Trust – Fund Administrator” for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund’s fees and expenses. Performance presentations for periods prior to the Inception Date of Class A, Class B, Class C and Institutional Class shares for the RCM Biotechnology and RCM Healthcare Funds are based on the historical performance of Class D shares (which were offered since the inception of the Fund), adjusted in the manner described above.

The following table sets forth the average annual total return of classes of shares of the Allianz NACM Funds for periods ended June 30, 2007.

The NACM Pacific Rim and NACM International Funds were each series of Nicholas-Applegate Institutional Funds prior to their reorganizations as Funds of the Trust on July 20, 2002 and October 15, 2004, respectively. The NACM Emerging Markets Opportunities Fund, a newly formed series of the Trust, reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund reorganized into the NACM Emerging Markets Opportunities Fund by transferring substantially all of its assets and liabilities to the NACM Emerging Markets Opportunities Fund in exchange for Institutional Class shares of the NACM Emerging Markets Opportunities Fund. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of their Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of each of these Funds did not offer shares corresponding to the Funds’ Class A, Class B, Class C or Class D shares. For periods prior to the “Inception Date” of a particular class of the NACM Pacific Rim Funds or the NACM International Funds shares, total return presentations for the class are based on the historical performance of the Institutional Class shares of the applicable Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees

(which are not paid by the Institutional Class) and different administrative fee charges. For periods prior to the “Inception Date” of a particular class of the NACM Emerging Markets Opportunities Funds shares, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund) and different administrative fee and advisory fee charges. [NACM Mid-Cap follows Pacific Rim/International, or EMO, in terms of the way performance will be reported?]

Average Annual Total Return for Periods Ended June 30, 2007*

Fund	Class**	1 Year		5 Years	10 Years	Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
NACM Emerging Markets Opportunities**	Class A	[	]%	N/A	N/A	[	]%	5/27/04	8/21/06
	Class C	[	]%	N/A	N/A	[	]%		8/21/06
	Class D	[	]%	N/A	N/A	[	]%		8/21/06
	Institutional	[	]%	N/A	N/A	[	]%		5/27/04
NACM Global	Class A	[	]%	N/A	N/A	[	]%	7/19/02	7/19/02
	Class B	[	]%	N/A	N/A	[	]%		7/19/02
	Class C	[	]%	N/A	N/A	[	]%		7/19/02
	Class D	[	]%	N/A	N/A	[	]%		7/19/02

	Class R	[	]%	N/A	N/A	[	]%		12/31/02
	Institutional	[	]%	N/A	N/A	[	]%		7/19/02
	Administrative	[	]%	N/A	N/A	[	]%		7/19/02

Fund	Class**	1 Year		5 Years	10 Years	Since Inception of Fund (Annualized)		Inception Date of Fund	Inception Date of Class
NACM Growth	Class A	[	]%	N/A	N/A	[	]%	7/19/02	7/19/02
	Class B	[	]%	N/A	N/A	[	]%		7/19/02
	Class C	[	]%	N/A	N/A	[	]%		7/19/02
	Class D	[	]%	N/A	N/A	[	]%		7/19/02
	Institutional	[	]%	N/A	N/A	[	]%		7/19/02
	Administrative	[	]%	N/A	N/A	[	]%		7/19/02
NACM Income & Growth	Class A	[	]%	N/A	N/A	[	]%	2/28/07	2/28/07
	Class C	[	]%	N/A	N/A	[	]%		2/28/07
	Class D	[	]%	N/A	N/A	[	]%		2/28/07
	Institutional	[	]%	N/A	N/A	[	]%		2/28/07

NACM International	Class A	[	]%	[	]%	N/A	[	]%	5/7/01	10/29/04
	Class C	[	]%	[	]%	N/A	[	]%		10/29/04
	Class D	[	]%	[	]%	N/A	[	]%		10/29/04
	Class R	[	]%	[	]%	N/A	[	]%		1/10/06
	Institutional	[	]%	[	]%	N/A	[	]%		5/7/01
	Administrative	[	]%	[	]%	N/A	[	]%		1/10/06
NACM Mid-Cap Growth***	Class A	[	]%	N/A		N/A	[	]%	2/28/07	2/28/07
	Class C	[	]%	N/A		N/A	[	]%		2/28/07
	Class D	[	]%	N/A		N/A	[	]%		2/28/07
	Institutional	[	]%	N/A		N/A	[	]%		2/28/07
NACM Pacific Rim	Class A	[	]%	[	]%	N/A	[	]%	12/31/97	7/31/02
	Class B	[	]%	[	]%	N/A	[	]%		7/31/02
	Class C	[	]%	[	]%	N/A	[	]%		7/31/02
	Class D	[	]%	[	]%	N/A	[	]%		7/31/02
	Institutional	[	]%	[	]%	N/A	[	]%		12/31/97

*	Average annual total return presentations for a particular class of shares assume the payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.
**	The Nicholas-Applegate Emerging Markets Opportunities Fund was a series of Nicholas-Applegate Institutional Funds prior to its reorganization into the Allianz NACM Emerging Markets Opportunities Fund on August 18, 2006. The Prospectuses of the Allianz NACM Emerging Markets Opportunities Fund disclose performance information for Class I shares of the predecessor fund, adjusted to reflect the actual administrative fees and other expenses of the Funds Institutional Class shares. The actual performance of Class I shares of the predecessor fund, without adjustment for the Allianz NACM Emerging Markets Opportunities Funds current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.
***	The Nicholas-Applegate U.S Systematic Mid Cap Growth Fund was a series of Nicholas-Applegate Institutional Funds prior to its reorganization into the Allianz NACM Mid-Cap Growth Fund on July 27, 2007. The Prospectuses of the Allianz NACM Mid-Cap Growth Fund disclose performance information for Class I shares of the predecessor fund, adjusted to reflect the actual administrative fees and other expenses of the Fund’s Institutional Class shares. The actual performance of Class I shares of the predecessor fund, without adjustment for the Allianz NACM Mid-Cap Growth Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.

Average Annual Total Returns (as of 12/31/05)

Nicholas-Applegate Emerging Markets Opportunities Fund – Class I	1 Year	Since Inception (5/27/04)
Before Taxes	41.85%	44.51%
After Taxes on Distributions	41.50%	44.25%
After Taxes on Distributions and Sales of Fund Shares	27.61%	38.33%

[Table for NACM Mid-Cap?]

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, pursuant to the terms of the Administrative Order captioned “In the Matter of PA Fund Management LLC, PEA Capital LLC and PA Distributors LLC,” the Trust was required to hold a shareholder meeting in 2005 and once every five years thereafter for the purpose of electing Trustees. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B, Class C or Class R shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

The AGI Multi-Style Fund will vote shares of each Underlying Fund which it owns in its discretion in accordance with its proxy voting policies.

Certain Ownership of Trust Shares [To be updated by Amendment]

As of October [ ], 2007, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and of the Trust as a whole, except that with respect to: (i) the [            ] Fund, Trustees and officers of the Trust, as a group, owned [            ]% of Class A shares of the Fund; (ii) the [            ] Fund, Trustees and officers of the Trust, as a group, owned [            ]% of Class A shares of the Fund; and (iii) the [            ] Fund, Trustees and officers of the Trust, as a group, owned [            ]% of Class A shares of the Fund. Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. To the extent a shareholder “controls” a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.

Custodian

State Street Bank & Trust Co. (“State Street”), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Trust’s “foreign custody manager” (currently, its custodian) following a consideration of a number of factors. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by Rule 17f-5. No assurance can be given that the appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Registered Public Accounting Firm

[            ], serves as the independent registered public accounting firm for the Funds. [            ] provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

Transfer and Shareholder Servicing Agents

PFPC, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust’s Class A, Class B, Class C, Class D and Class R shares. Boston Financial Data Services-Midwest, 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust’s Institutional and Administrative Class shares.

Legal Counsel

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as legal counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Audited financial statements for the Funds (except the [            ], [            ], and [            ]Funds, each of which recently commenced operations), as of June 30, 2007, for the fiscal year then ended, including notes thereto, and the reports of [            ] thereon, are incorporated by reference from the Trust’s June 30, 2007 Annual Reports. The Trust’s June 30, 2007 Annual Reports were filed electronically with the SEC on August 30, 2007 (Accession No. [            ]). [Audited financial statements for the Nicholas-Applegate Emerging Markets Opportunities Fund, the NACM Emerging Markets Opportunities Funds predecessor, as of June 30, 2006, for the fiscal year then ended, are incorporated by reference from the Nicholas-Applegate Emerging Markets Opportunities Funds June 30, 2006 Annual Report. The Nicholas-Applegate Emerging Markets Opportunities Funds June 30, 2006 Annual Report was filed electronically with the SEC on August 30, 2006 (Accession No. 0001003715-06-000332).] [Keep? Add similar for NACM Mid-Cap?]

Forward-Looking Statements

The Trust’s prospectuses and this Statement of Additional Information include forward-looking statements. All statements other than statements of historical facts contained in the prospectuses and this Statement of Additional Information, including statements regarding the Funds’ investment strategies, are forward-looking statements. The words “believe,” “may,” “estimate,” “continue,” “anticipate,” “intend,” “should,” “plan,” “could,” “target,” “potential,” “is likely,” “will,” “expect” and similar expressions, as they relate to the Funds, are intended to identify forward-looking statements. Forward-looking statements are subject to a number of risks, uncertainties and assumptions, some of which are described in the prospectuses and in this

Statement of Additional Information. In addition, the Funds’ past results do not necessarily indicate their future results. You should not rely upon forward-looking statements as predictions of future events or performance. You cannot be assured that the events and circumstances reflected in the forward-looking statements will be achieved or occur.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser’s or Sub-Adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s and S&P’s ratings applicable to fixed income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment Grade

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

APPENDIX B [To be updated by Amendment]

CERTAIN OWNERSHIP OF TRUST SHARES

As of October 11, 2006, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

a = Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Funds, as that term is defined in the 1940 Act.

b = Shares are believed to be held only as nominee.

		Amount and Nature of Beneficial Ownership	Percentage of Outstanding Shares of Class Owned
	Allianz Global Investors Multi-Style Fund (formerly Allianz AMM Asset Allocation Fund)

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	584,489.549	10.31%
b	UMB Bank NA FBO for Various Tax Deferred Accounts, 1 SW Security Benefit Pl, Topeka, KS 66636-1000	431,434.001	7.61%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	934,976.395	14.14%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,578,854.803	13.01%

	Institutional Class
a,b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	524,778.201	91.03%

	Northern Trust Co as Custodian UBS Financial Services Inc, PO Box 92994, Chicago, IL 60675-2994	51,491.093	8.93%

	Allianz CCM Capital Appreciation Fund

	Administrative Class
a,b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	10,872,041.213	45.25%

	Ameriprise Trust Company FBO Ameriprise Trust Retirement Services Plans, 996 Ameriprise Financial Ctr, Minneapolis, MN 55474-0009	3,015,726.269	12.55%
b	Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	2,357,511.700	9.81%

	The Chase Manhattan Bank TTEE FBO The Reynolds and Reynolds Company 401K Savings Plan, PO Box 419784, Kansas City, MO 64141-6784	1,413,649.849	5.88%

	Vanguard Fiduciary Trust Co., 100 Vanguard Blvd, Outside Funds, Malvern, PA 19355-2331	1,326,229.363	5.52%

	PIMS/Prudential Retirement as Nominee for the Trustee, 160 Water Street, Room 620, New York, NY 10038-4922	1,304,824.926	5.43%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	3,461,904.811	20.14%

	HUBCO Regions Financial Corporation, 298 West Valley Ave, Birmingham, AL 35209	1,459,708.828	8.49%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	519,918.212	13.62%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	313,745.629	8.22%

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	313,053.259	8.20%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	944,547.553	12.75%

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	623,222.347	8.42%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	561,039.359	7.58%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	1,471,345.414	79.40%

	Class R

	FIIOC FBO Zoll Medical Corporation, 100 Magellan Way, Covington, KY 41018	194,132.238	21.97%

	American United Insurance Co TTEE Group Retirement Annuity, PO Box 368, Indianapolis, IN 46206-0368	148,597.311	16.81%

	American United Insurance Co TTEE Unit Investment Trust, PO Box 368, Indianapolis, IN 46206-0368	92,730.838	10.49%

	HUBCO Regions Financial Corporation, Attn Trust Operations, PO Box 830688, Birmingham, AL 35283-0688	74,647.388	8.45%

	FIIOC FBO Palm Beach Orthopaedic Institute 401K Plan, 100 Magellan Way, Covington, KY 41018	49,124.222	5.56%

	FIIOC FBO Dillon Family Medicine PA, 100 Magellan Way, Covington, KY 41018	46,219.152	5.23%

	Reliance Trust Co Cust FBO National Home Centers Inc 401K Plan, PO Box 48529, Atlanta, GA 30362-1529	44,675.401	5.06%

	Institutional Class
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	2,893,453.008	14.88%
b	Charles Schwab & Co Inc Special Custody Account for Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	2,752,161.944	14.15%

	First Union National Bank FBO Circuit City Stores Inc., 1525 West WT Harris Blvd., Charlotte, NC 28262-8522	1,818,767.694	9.35%

	University of Alaska Foundation, P.O. Box 755120, Fairbanks, AK 99775-5120	1,059,596.737	5.45%

	Allianz CCM Emerging Companies Fund

	Administrative Class
a	Wells Fargo Bank NA FBO RPS PIMCO Emerging Companies, P.O. Box 1533, Minneapolis, MN 55480-1533	920,000.429	35.97%

	Intrust Bank NA Alliance Coal LLC & Affiliates Profit Sharing and Savings Plan, c/o M&I Trust Co, 11270 West Park Place Ste 400, Milwaukee, WI 53224-3638	443,647.774	17.35%

	GPC Securities Inc Agent for Merrill Lynch Trust Co FSB TTEE FBO Rea Magnet Wire Co Employee Retirement Savings Plan, PO Box 105779, Atlanta, GA 30348-5779	184,910.124	7.23%

	Vanguard Fiduciary Trust Co, 100 Vanguard Blvd, Outside Funds, Malvern, PA 19355-2331	170,367.606	6.66%
b	T. Rowe Price Retirement Plan Services Inc. FBO Retirement Plan Clients, 4515 Painters Mill Rd, Owings Mills, MD 21117-4903	149,916.333	5.86%

	Institutional Class
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	3,967,471.271	16.96%
b	Charles Schwab & Co Inc Special Custody Account for Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	2,276,699.389	9.73%

	Nationwide Trust Co FBO Southwest Airlines Pilots Retirement Savings Plan, 98 San Jacinto Blvd Ste 1100, Austin, TX 78701-4255	1,970,004.631	8.42%

	MAC & Co, Mutual Fund Operations, PO Box 3198, Pittsburgh, PA 15230-3198	1,694,032.108	7.24%
b	LPL FBO LPL Customers, 1 Beacon St FL 22, Boston, MA 02108-3107	1,610,814.680	6.88%

	Standard Insurance Company, 1100 SW 6th Avenue, Portland, OR 97204-1020	1,552,686.270	6.64%

	Sheldon & Co., Attn Trust Mutual Funds, PO Box 94984, Cleveland, OH 44101-4984	1,336,436.745	5.71%

	Bost & Co, Mutual Fund Operations, PO Box 3198, Pittsburgh, PA 15230-3198	1,262,165.959	5.39%

	Allianz CCM Focused Growth Fund

	Administrative Class
a	Allianz Global Investors of America LP, 680 Newport Center Dr, Suite 250, Newport Beach, CA 92660-4046	1,094.092	100.00%

	Class A

	BSDT Cust Rollover IRA FBO Rise A Long, 118 Pine Tree Ln, Wernersville, PA 19565-0000	2,022.716	23.88%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	1,880.816	22.20%

	BSDT Cust IRA FBO Edgar E Lehr, 427 Sycamore Rd, Reading, PA 19611-1539	1,385.126	16.35%

	Jennifer L Lehr, 20 Gelsinger Rd, Sinking Spring, PA 19608	1,078.749	12.74%

	Allianz Global Investors of America LP, 680 Newport Center Dr, Suite 250, Newport Beach, CA 92660-4046	1,075.269	12.69%

	Sybil Taylor and Donald Taylor JTWROS, 2052 Mariposa E Unit A, Laguna Woods, CA 92637	670.270	7.91%

	Class C
a	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	2,237.136	32.54%

	BSDT Cust Rollover IRA FBO Leonard Jakubczak Jr, 1145 Pacific Ave, Beachwood, NJ 08722-4415	1,207.842	17.57%

	Allianz Global Investors of America LP, 680 Newport Center Dr, Suite 250, Newport Beach, CA 92660-4046	1,075.269	15.64%

	BSDT Cust Simple IRA Wolfson & Associates FBO Mark Wolfson, 2801 North University Dr, Coral Springs, FL 33065	852.406	12.40%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	624.321	9.08%

	BSDT Cust IRA FBO Kevin R Kozo, 8 Sandy Way, Reading PA 19607-3308	581.845	8.46%

	Class D
a	Allianz Global Investors of America LP, 680 Newport Center Dr, Suite 250, Newport Beach, CA 92660-4046	1,075.269	56.71%
a,b	Ameritrade Inc FBO, PO Box 2226, Omaha, NE 68103-2226	553.097	29.17%

	NFSC FEBO FMTC Cust Roth-IRA FBO Richard C Dolan Jr, 129 Brookhaven Ct, PGA National - Preston, Palm Beach Gardens, FL 33418	134.117	7.07%

	NFSC FEBO FMT Cust IRA FBO Richard C Dolan Jr, 129 Brookhaven Ct, PGA National - Preston, Palm Beach Gardens, FL 33418	133.691	7.05%

	Institutional Class
a	Northern Trust Co as Custodian UBS Financial Services Inc, Investment Trust DV, PO Box 92994, Chicago, IL 60675-2994	342,043.398	51.70%
a,b	SEI Private Trust Co., One Freedom Valley Drive, Oaks, PA 19456	170,842.825	25.82%

	Allianz Global Investors of America LP, 680 Newport Center Dr, Suite 250, Newport Beach, CA 92660-4046	138,689.024	20.96%

	Allianz CCM Mid-Cap Fund

	Administrative Class
a,b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	6,112,801.783	55.90%

	Vanguard Fiduciary Trust Co, 100 Vanguard Blvd, Outside Funds, Malvern, PA 19355-2331	1,261,849.330	11.54%

	Class A

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	2,473,403.238	19.66%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,083,956.457	8.61%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	264,727.619	8.83%

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	252,356.969	8.42%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	241,858.557	8.07%

	Class C

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	492,410.214	11.07%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	435,940.597	9.80%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	602,836.585	59.10%

	Class R
a	Reliastar Life Ins Co of NY, 151 Farmington Ave, Hartford, CT 06156-0001	477,843.297	32.29%

	ING Life Insurance & Annuity Co, 151 Farmington Ave, Hartford, CT 06156-1506	185,602.553	12.54%

	Reliastar Life Insurance Company, 20 Washington Ave S, Minneapolis, MN 55401-1900	107,674.904	7.27%

	ING National Trust, 151 Farmington Ave, Hartford, CT 06156-1506	94,639.636	6.39%

	Institutional Class
a,b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	4,455,362.713	27.18%
b	LPL FBO LPL Customers, Attn: Mutual Fund Operations, One Beacon Street, Fl. 22, Boston, MA 02108-3107	2,021,472.323	12.33%
b	Charles Schwab & Co Inc. Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	1,646,722.790	10.04%
b	Ameriprise Trust Company FBO Ameriprise Trust Retirement Services Plans, 996 Ameriprise Financial Ctr, Minneapolis, MN 55474-0001	1,175,795.524	7.17%

	Allianz NACM Emerging Markets Opportunities Fund

	Class A
a	Duckey Family Limited Partnership, c/o Brown Financial SVS Inc, PO Box 35367, Brighton MA 02135	7,516.045	58.13%

	BSDT Cust Rollover IRA FBO Jeffery M Busch, 1007 W Avenue O, Lovington, NM 88260-5341	1,236.400	9.56%

	BSDT Cust Rollover IRA FBO Timothy J Jordan, 1306 W Avenue J, Lovington, NM 88260-5034	989.120	7.65%

	BSDT Cust Rollover IRA FBO Michael J Nowotarski, 409 Klines Corner Rd, Mertztown, PA 19539-8722	818.859	6.33%

	Class C
a	BSDT Cust 403-B Plan Sound Shore Medical Center FBO John F Arlt, 4 Olev Ln, New Paltz, NY 12561-4015	1,286.500	31.17%

	James R Thompson & Jean I Thompson JT TEN WROS NOT TC, 114 Harrison Ave, Woburn, MA 01801-4000	1,006.036	24.37%

	David J Morrison, 7952 River Rd, Marine City, MI 48039	560.585	13.58%

	Allianz Global Investors, 680 Newport Center Drive Suite 250, Newport Beach, CA 92660-4046	499.002	12.09%

	BSDT Cust Roth IRA FBO Brenda S Smith, 3243 Michele Ln, Hamilton, MI 49419-8538	263.056	6.37%

	BSDT Cust Roth IRA FBO Ralph Vincent Smith, 3243 Michele Ln, Hamilton, MI 49419-8538	263.056	6.37%

	Melissa E Pimentel, 142 Coolidge St, Swansea, MA 02777-2624	249.501	6.04%

	Class D
a	Allianz Global Investors, 680 Newport Center Drive Suite 250, Newport Beach, CA 92660-4046	499.002	66.53%
a	ADP Clearing & Outsourcing FBO, 26 Broadway, New York, NY 10004-1798	251.004	33.47%

	Institutional Class
a	Allianz Global Investors of America LP, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660-4046	625,237.679	34.95%

b	Charles Schwab & Co Inc, Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4151	327,022.633	18.28%

	Naidot & Co FBO HF Investment-LP N Applega, c/o Bessemer Trust Co, 100 Woodbridge Ctr Dr, Woodbridge, NJ 07095-1162	224,219.957	12.53%

	Morgridge Family Trust, 107 Mapache Dr, Portola Valley, CA 94028-7315	95,516.614	5.34%

	Allianz NACM Flex-Cap Value Fund

	Administrative Class
a	Allianz Global Investors of America LP, 680 Newport Center Drive Suite 250, Newport Beach, CA 92660-4046	1,150.490	99.99%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	19,391.786	6.35%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	35,789.181	11.82%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	39,299.174	11.03%

	Citigroup Global Markets, Inc, 333 West 34th St., New York, NY 10001-2483	29,234.560	8.21%

	Class D
a,b	Charles Schwab & Co Inc., Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	298,638.055	86.36%

	Institutional Class
a	State Street Corp as for Pacific Life Insurance Co EE Retire Plan Trust, 801 Pennsylvania Ave, Kansas City, MO 64105-1307	1,114,518.236	59.03%

	State Street Corp as Cust for California Race Track Association, 801 Pennsylvania Ave, Kansas City, MO 64105-1307	185,299.323	9.81%

	State Street Corp as Cust for Pacific Life Charitable Foundation, 801 Pennsylvania Ave, Kansas City, MO 64105-1307	175,544.140	9.30%

	Allianz NACM Global Fund

	Administrative Class
a	Allianz Global Investors of America LP, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	1,167.057	99.99%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	128,770.526	14.25%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	106,230.989	17.75%

	Class D
b	Charles Schwab & Co Inc., Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	7,039.801	15.21%

	NFS LLC FEBO FMTC TTEE Pepsico 401(K) Plan FBO Brian E Tischendorf, 1121 Deborah Cir, Libertyville, IL 60048	6,325.474	13.67%

	James J Gombas & Julie Therese Gombas JT WROS, 1453 Ambleside Cir, Naperville, IL 60540-0317	5,636.979	12.18%
b	National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041	4,351.158	9.40%

	NFS LLC FEBO Mary Lou Anderson TTEE, Mary Lou Anderson Revocable TR U/A 1/26/06, 4920 Rivers Edge Dr, Troy, MI 48098-4137	3,302.336	7.14%

	Class R
a	MG Trust Company Cust (FBO) Mark C Stewart DMD PSP, 700 17th Street, Suite 300, Denver, CO 80202	3,975.257	76.26%

	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	1,119.270	21.47%

	Institutional Class
a	Allianz Global Investors of America LP, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	589.921	51.38%
a	Ameritrade Incorporated, PO Box 2226, Omaha, NE 68103-2226	558.234	48.62%

	Allianz NACM Growth Fund

	Administrative Class
a	Allianz Global Investors of America LP, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660-4046	1,116.418	99.99%

	Class A
a,b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	32,910.108	26.07%

	Scott A Mark and Bari L Mark JTWROS, 61 Broadway Ste 900, New York, NY 10006-0000	6,342.028	5.02%

	Class B
a,b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	41,525.190	28.95%

	NFS LLC FEBO NFS/FMTC IRA FBO Henry B. Hathaway, 15875 SW Royalty Parkway, King City, OR 97224	12,313.129	8.58%

	Class C
a,b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	30,457.043	33.41%

	Class D
a	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	1,117.153	56.49%

	Charles Schwab & Co Inc Special Custody Accounts, 101 Montgomery St, San Francisco, CA 94101-4122	382.968	19.36%

	NFS LLC FEBO FMT CO Cust IRA FBO Thomas J. Hurder, 6186 Heddy Ln, Cicero	253.738	12.83%

	Scottrade Inc (FBO) Domenico Kim Nguyen Pagone Rollover, PO Box 31759, St Louis, MO 63131-0759	223.911	11.32%

	Institutional Class
a	Allianz Global Investors of America LP, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	43,239.020	100.00%

	Allianz NACM International Fund

	Administrative Class
a	Allianz Global Investors of America L.P., 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660-4046	493.827	100.00%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,893,236.061	19.96%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	507,620.033	5.35%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	789,321.852	16.66%

	Citigroup Global Markets, Inc., 333 West 34th St., New York, NY 10001-2483	598,587.428	12.44%

	Class D
b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	111,125.270	20.16%
b	Prudential Investment MGTS Services (FBO), Mutual Fund Clients, 100 Mulberry Street, Mail Stop NJ 05-11-20, Newark, NJ 07102	53,180.663	9.65%

	National Investor Services, 55 Water Street, 32nd Floor, New York, NY 10041-3299	30,460.098	5.53%

	Class R
a	Allianz Global Investors of America L.P., 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	493.827	100.00%

	Institutional Class
a	Asset Allocation Portfolio, Allianz Funds, 1345 Avenue of the Americas, New York, NY 10105	1,845,531.616	32.28%
b	National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041-3299	637,976.239	11.16%

	Allianz Global Investors of America L.P., 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	608,877.258	10.65%

	Carey & Co., 7 Easton Oval, Columbus, OH 43219-6010	463,874.528	8.11%

	Charles Schwab Company, 101 Montgomery St, San Francisco, CA 94104-4151	391,023.507	6.84%

	State Street Corp Cust FBO Perpetual Trust of St Peter & St Paul, 200 Newport Ave 7th FL, North Quincy, MA 02171	294,864.794	5.16%

	Allianz NACM Pacific Rim Fund

	Class A
a,b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,595,052.807	26.97%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	463,265.104	18.69%

	Class C
a,b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	2,850,927.304	56.13%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	1,571,969.210	70.30%

	Institutional Class
a,b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	2,468,488.912	97.02%

	Allianz NFJ Dividend Value Fund

	Administrative Class
a	New York Life Trust Company, 169 Lackawanna Ave, Parsippany, NJ 07054-1007	500,288.563	51.40%
b	Wells Fargo Bank NA FBO Retirement Plan Svcs, PO Box 1533, Minneapolis, MN 55480-1533	193,445.652	19.88%

	First Union National Bank, 401 S Tryon St, Att CMG Fiduciary OP Fund GR, Charlotte, NC 28202-1934	125,043.524	12.85%
b	Union Bank Trust Nominee Select Benefit Omnibus A/C, PO Box 85484, San Diego, CA 92186-5484	103,049.624	10.59%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	12,463,977.996	13.13%

	Morgan Stanley, Attn Mutual Fund Operations, 3 Harborside Plaza, 6th Fl, Jersey City, NJ 07311	9,060,964.301	9.55%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	7,466,916.462	7.87%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	3,612,985.756	16.81%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	2,100,641.217	9.77%

	Morgan Stanley, Attn Mutual Fund Operations, 3 Harborside Plaza, 6th Fl, Jersey City, NJ 07311	1,210,385.859	5.63%

	Class C
a,b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	15,842,306.587	25.69%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	10,371,698.262	16.82%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	6,091,701.006	35.57%

b	National Investors Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041	1,218,810.425	7.12%

	Class R

	FIIOC FBO Snyder’s of Hanover Inc, 100 Magellan Way, Covington, KY 41018	357,390.861	11.83%

	FIIOC FBO PRG Schultz International Inc, 100 Magellan Way, Covington, KY 41018	226,134.596	7.48%

	FIIOC FBO Jim Koons Management Company Inc, 100 Magellan Way, Covington, KY 41018	157,621.180	5.22%

	Institutional Class
b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	8,172,102.498	19.94%
b	LPL FBO LPL Customers, Attn: Mutual Fund Operations, 1 Beacon St FL 22, Boston, MA 02108-3107	6,223,765.493	15.19%
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	5,596,069.646	13.66%

	Allianz NFJ International Value Fund

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	361,076.920	8.10%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	481,213.342	20.06%

	Class D
b	Prudential Investment MGTS Services (FBO) Mutual Fund Clients, 100 Mulberry Street, Mail Stop NJ 05-11-20, Newark, NJ 07102	44,080.044	20.14%
b	Charles Schwab & Co Inc, Special Custody Account FBO Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	34,310.307	15.68%
b	National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041	18,929.761	8.65%

	Institutional Class
a,b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of Its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	189,759.530	70.70%

	Chris Najork Linda Najork JT Ten WROS NOT TC, 1632 Promontory Dr, Cedar Hill, TX 75104-1529	28,814.789	10.74%
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	17,101.283	6.37%

	Allianz NFJ Large-Cap Value Fund

	Administrative Class
a	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660-4046	551.436	100.00%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	396,963.883	10.78%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	217,143.907	13.53%

	Class C
a,b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	596,819.935	25.81%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	124,359.112	5.38%

	Class D
b	Charles Schwab & Co Inc Special Custody Account FBO Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	125,287.304	13.20%

	NFS LLC FEBO William R Benz, William Benz, K M Margolis TTE, U/A 06/13/2003, 840 Newport Center Dr Ste 1, Newport Beach, CA 92660	79,412.111	8.37%

	Class R
a	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	592.207	100.00%

	Institutional Class
a	Wilbranch & Co, PO Box 2887, Wilson, NC 27894-2887	983,662.148	32.22%

	Pershing LLC, Attn Mutual Funds, PO Box 2052, Jersey City, NJ 07303-2052	589,923.140	19.33%
b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	506,771.040	16.60%

	Northern Trust Co as Custodian, UBS Financial Services Inc, Investment Trust DV, PO Box 92994, Chicago, IL 60675-2994	468,380.955	15.34%

	Allianz NFJ Mid-Cap Value Fund

	Class A
a	Jennifer L Lehr, 20 Gelsinger Rd, Sinking Spring, PA 19608	1,960.784	29.08%

	Benjamin L Koch and Barbara A Koch JTWROS, 171 Willow Rd, Fleetwood, PA 19522-9039	844.578	12.52%

	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	666.667	9.89%

	Raymond James & Assoc Inc FBO Linder PSP, 880 Carillon Pkwy, St Petersburg, FL 33716	657.895	9.76%

	Edward Granese and Deborah Granese JTWROS, 2004 Pond Ln, Phoenixville, PA 19460-1982	656.615	9.74%

	NFS LLC FEBO NFS/FMTC Rollover IRA FBO Vittorio B Digiorgio, 166-35 14th Avenue, Whitestone, NY 11357	645.161	9.57%

	BSDT Cust Roth IRA FBO Barbara M. Prosseda, 15 Michigan Dr, Sinking Spring, PA 19608	488.393	7.24%

	BSDT Cust Roth IRA FBO Thomas H Butler, 2800 Merritt Pkwy, Sinking Spring, PA 19608	402.145	5.96%

	Class C
a	BSDT Cust SAR/SEP Fleis Insurance Agency Inc FBO Steven J Fleis, W 6461 Wendtland Rd, Onalaska, WI 54650	2,078.189	35.38%

	Pershing LLC, PO Box 2052, Jersey City, NJ 07030-9998	1,134.516	19.32%

	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	666.667	11.35%

	Carol S Cohen and Mary Loring JTWROS, 1071 S Clayton St, Denver CO, 80209	529.451	9.01%

	Southwest Securities Inc FBO Patricia D Bragg Cust FBO Robert Taylor Bragg UTMA OK, PO Box 509002, Dallas, TX 75250	359.865	6.13%

	Southwest Securities Inc FBO Patricia D Bragg Cust FBO John David Bragg UTMA OK, PO Box 509002, Dallas, TX 75250	359.434	6.12%

	Class D
a	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	666.667	80.01%

	Scotttrade Inc (FBO) Yuri Morozov Rollover IRA, PO Box 31759, St Louis, MO 63131-0759	166.556	19.99%

	Institutional Class
a	Allianz Global Investors of America LP, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660-4046	66,666.667	100.00%

	Allianz NFJ Small-Cap Value Fund

	Administrative Class
a,b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	13,049,669.816	57.09%
b	Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	2,089,003.103	9.14%

	Ameriprise Trust Company FBO Ameriprise Trust Retirement Services Plans, 996 Ameriprise Financial Ctr, Minneapolis, MN 55474-0009	1,244,044.217	5.44%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	8,306,684.498	15.11%

	State Street Bank & Trust Co FBO ADP Daily Valuation 401K, 200 Newport Ave, Ext JQ7, North Quincy, MA 02171-2145	7,709,273.605	14.03%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,209,868.692	13.22%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	598,467.880	6.54%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	97,169.657	62.61%

	Reliance Trust Co Custodian FBO Fresco System USA, PO Box 48529, Atlanta, GA 30362	10,043.868	6.47%

	Class R
a	American United Insurance Co TTEE Group Retirement Annuity, PO Box 368, Indianapolis, IN 46206-0368	667,087.979	41.05%

	American United Insurance Co TTEE Unit Investment Trust, PO Box 368, Indianapolis, IN 46206-0368	279,264.412	17.19%

	ING Life Insurance & Annuity Co, 151 Farmington Ave, Hartford, CT 06156-1506	208,985.587	12.86%

	ING National Trust, 151 Farmington Ave, Hartford, CT 06156-1506	113,404.595	6.98%

	Institutional Class
a,b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	7,324,837.649	35.56%

	Standard Insurance Company, 1100 SW 6th Avenue, Portland, OR 97204-1020	1,774,997.838	8.62%

	Minnesota Life, 401 Robert Street North, Saint Paul, MN 55101-2005	1,694,733.051	8.23%
b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	1,415,659.913	6.87%
b	Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,033,520.049	5.02%

	Allianz OCC Core Equity Fund

	Class A
a	ASA Education Foundation Inc, 222 Merchandise Mart Plaza, Suite 1400, Chicago, IL 60654-1261	117,577.871	82.26%

	Class C
a,b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E, FL 3, Jacksonville, FL 32246-6484	8,515.608	32.99%

	First Clearing Corporation TR Fern Wassum Trust Maxine Simontacchi Subtrust, 1900 Skyrock Rd, Loveland, CO 80538-8629	3,774.941	14.63%

	Joy L McNeese Subject to STA TOD Rules, 19402 West 98th Terrace, Lenexa, KS 66220-9751	2,399.411	9.30%

	BSDT Cust Rollover IRA FBO Walter Kalinoski, 22 Granger Ave., Floral Park, NY	1,855.288	7.19%

	LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968	1,844.239	7.15%

	Class D
a	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	1,013.455	100.00%

	Institutional Class
a	Allianz Global Investors of America LP, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660-4046	301,845.660	71.41%
a,b	Atwell & Co FBO, PO Box 2044, Peck Slip Station, New York, NY 10038	120,821.569	28.59%

	Allianz OCC International Equity Fund

	Institutional
a	Allianz Global Investors of America LP, 680 Newport Center Dr Suite 250, Newport Beach, CA 92660-4046	200,000.000	78.27%
b	Atwell & Co FBO, PO Box 2044, Peck Slip Station, New York, NY 10038	55,520.260	21.73%

	Allianz OCC Renaissance Fund

	Administrative Class
a,b	Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	2,358,662.719	49.34%

	Wells Fargo Bank NA FBO Tetra Tech Inc Retirement Plan, PO Box 1533, Minneapolis, MN 55480-1533	511,202.923	10.69%

	American United Life Insurance Co Group Retirement Annuity Sep Acct II, One American Square, Indianapolis, IN 46282-0020	401,119.696	8.39%

	T Rowe Price Retirement Plan Svcs, Attn Asset Recon, 4515 Painters Mill Rd, Owings Mills, MD 21117-4903	311,237.269	6.51%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL3, Jacksonville, FL 32246-6484	4,339,074.080	11.14%

	Hartford Life Insurance Co, 401K Separate Account, PO Box 2999, Hartford, CT 06104	2,646,942.081	6.80%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL3, Jacksonville, FL 32246-6484	3,270,390.581	10.03%

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	2,070,656.610	6.35%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	2,092,647.534	6.42%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	5,684,143.350	16.54%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	3,360,383.374	9.78%

	Class D
a,b	Charles Schwab & Co Inc. Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	990,982.320	52.35%

	Class R
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL3, Jacksonville, FL 32246-6484	152,625.645	8.55%

	American United Insurance Co TTEE Group Retirement Annuity, PO Box 368, Indianapolis, IN 46206-0368	101,355.457	5.68%

	Institutional Class
a	Asset Allocation Portfolio, Allianz Funds, 1345 Avenue of the Americas, New York, NY 10105	891,051.078	38.86%
b	Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	528,986.078	23.07%

	Lehman Brothers, Inc., 70 Hudson Street, 7th Floor, Jersey City, NJ 07302-6599	273,259.885	11.92%
b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	202,363.519	8.82%

	Allianz OCC Value Fund

	Administrative Class
a	HUBCO Regions Financial Corporation, 298 W Valley Ave, Birmingham, AL 35209-4816	1,315,884.339	25.59%
b	Wachovia Bank FBO Various Retirement Plans, 1525 West WT Harris Blvd, Charlotte, NC 28288-0001	1,167,188.572	22.70%
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	874,053.636	17.00%

	American United Life Insurance Co Group Retirement Annuity Sep Acct II, One American Square, Indianapolis, IN 46282-0020	579,008.277	11.26%
b	Charles Schwab & Co Special Custody Acct for Exclusive Benefit of its Customers, 101 Montgomery St, San Francisco, CA 94104-4151	427,556.549	8.31%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	2,835,304.537	7.91%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	2,354,912.786	10.18%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	1,660,808.232	7.18%

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	1,293,176.434	5.59%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	5,081,068.324	17.60%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	4,290,031.913	14.86%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	6,858,857.126	66.73%

	Class R
a	American United Insurance Co TTEE Group Retirement Annuity, PO Box 368, Indianapolis, IN 46206-0368	477,991.016	31.21%

	Institutional Class

	Asset Allocation Portfolio, Allianz Funds, 1345 Avenue of the Americas, New York, NY 10105	852,421.426	15.59%
b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery St, San Francisco, CA 94104-4151	698,136.373	12.77%
b	LPL FBO LPL Customers, Attn: Mutual Fund Operations, 1 Beacon St FL 22, Boston, MA 02108-3107	511,856.300	9.36%
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	470,514.348	8.60%

	Pershing LLC, PO Box 2052, Jersey City, NJ 07303-2052	458,561.729	8.39%

	State Street Bank & Trust as Custodian for South Dakota Higher Education Savings Trust Value, 801 Pennsylvania Ave, Kansas City, MO 64105-1307	387,364.789	7.08%

	Koshland Family Partnership LP, PO Box 7310, Menlo Park, CA 94026-7310	374,999.347	6.86%

	Daniel Koshland Jr, Charitable Remainder Unitrust Dtd 1/21/1996, PO Box 7310, Menlo Park, CA 94026-7310	312,500.000	5.71%

	Allianz OCC Equity Premium Strategy Fund (formerly Allianz PEA Equity Premium Strategy Fund)

	Administrative Class
b	National Investors Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041-3299	8,028.724	14.55%

	Benevolent & Protective Order of Elk McAllen Lodge #1402, 3500 Jordan Rd, McAllen, TX 78503-8375	7,373.960	13.37%

	State Street Bank & Trust Co Cust IRA Barbara S Gross, 14109 N Hemet Dr, Oro Valley, AZ 85755-5888	6,548.090	11.87%

	State Street Bank & Trust Co Cust IRA Mary Gnadt, 237 Walnut St, Elmhurst, IL 60126-2655	5,047.115	9.15%

	Diane L. Rowley William Carter Jenkins JT WROS, 2965 Baker Ridge Dr NW, Atlanta, GA 30318-7136	4,921.319	8.92%

	State Street Bank & Trust Co Cust IRA Harry S Baucom, 432 SW Dolores Ave, Port St Lucie, FL 34983-1939	3,796.875	6.88%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	162,108.348	5.26%

	Class B

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	163,474.428	8.93%

	Morgan Stanley, 3 Harborside Plaza 6th Fl, Jersey City, NJ 07311	126,420.790	6.91%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	107,509.893	5.88%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	155,607.021	7.24%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	137,456.371	6.39%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	80,479.611	91.20%

	Class R
a	Kawakami Gonzalez TTEE AFL-CIO Laundry & Dry Cleaning Int’l Union Def Benefit Plan, 920 So Alvarado St, Los Angeles, CA 90006	14,961.795	76.67%

	MCB Trust Services Cust. FBO Southeastern Ob/Gyn, PC 401K, 700 17th Street, Suite 300, Denver, CO 80202	2,474.909	12.68%

	MCB Trust Services Cust (FBO) Kirk Kimmerling DDS PC Safe Harbor, 700 17th Street, Suite 300, Denver, CO 80202	1,592.187	8.16%

	Institutional Class
b	National Investors Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041-3299	80,952.290	23.92%
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	50,010.688	14.78%

	Daniel Gregorio & Dallas Carroll JTWROS, 1560 N Sandburg Ter, Chicago, IL 60610-7732	47,435.787	14.02%
b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery St, San Francisco, CA 94104-4151	42,850.844	12.66%

	Pershing LLC, Attn: Mutual Funds, PO Box 2052, Jersey City, NJ 07303-2052	42,754.747	12.63%

	State Street Bank & Trust Co Cust IRA John W Barnum, c/o McGuire Woods, 901 E Cary St, Richmond, VA 23219-4063	32,806.765	9.69%

	Allianz OCC Growth Fund (formerly Allianz PEA Growth Fund)

	Administrative Class
b	National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041-3299	778.088	17.04%

	Kerry J Labauve & Barbara K Labauve Jt/WROS, 504 Belleau Wood Blvd, Alexandria, LA 71303-2405	571.262	12.51%

	Benevolent & Protective Order of Elk McAllen Lodge #1402, 3500 Jordan Rd, McAllen, TX 78503-8375	541.564	11.86%

	State Street Bank & Trust Co Cust IRA Mary Gnadt, 237 Walnut St, Elmhurst, IL 60126-2655	533.105	11.67%

	Diane L Rowley William Carter Jenkins JT WROS, 2965 Baker Ridge Dr NW, Atlanta, GA 30318-7136	398.520	8.72%

	State Street Bank & Trust Co Cust IRA Harry S Baucom, 432 SW Dolores Ave, Port St Lucie, FL 34983-1939	280.082	6.13%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	464,176.058	13.09%

	Citigroup Global Markets, Inc., 333 West 34th St, New York, NY 10001-2483	269,222.275	7.59%

	Class B

	Citigroup Global Markets, Inc., 333 West 34th St, New York, NY 10001-2483	135,240.151	10.19%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	127,924.756	9.64%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,950,316.814	9.60%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	1,793,983.757	8.83%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	13,432.535	53.91%

	Frank J Lacqua, 234 Lawrence Ave, Staten Island, NY 10310-3026	2,830.166	11.36%

	NFS LLC FEBO Joel Martin Neuman Amy Eagle Neuman, 2803 Cranmore Ct, Marietta, GA 30066	2,124.819	8.53%

	Michael L or Carol L Dean TTEES Dean Living Trust, 421 Acacia Dr, Sedona, AZ 86336-6970	1,601.670	6.43%

	LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968	1,497.222	6.01%

	Class R
a	Leonard Miller FBO Miller Advertising Agency Inc Profit Sharing Plan Dtd 11/29/93, 71 Fifth Ave, New York, NY 10003	39,792.512	87.06%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	5,834.459	12.76%

	Institutional Class
a	Asset Allocation Portfolio, Allianz Funds, 1345 Avenue of the Americas, New York, NY 10105	78,100.954	56.02%
a,b	Charles Schwab & Co Inc Special Custody Accounts for the Exclusive Benefit of it Customers, 101 Montgomery St, San Francisco, CA 94104-4122	47,122.849	33.80%

	State Street Bank & Trust Co Cust IRA John W Barnum, c/o McGuire Woods, 901 E Cary St, Richmond, VA 23219-4063	12,873.775	9.23%

	Allianz OCC Opportunity Fund (formerly Allianz PEA Opportunity Fund)

	Administrative Class
a	Ameriprise Trust Company FBO Ameriprise Trust Retirement Services Plans, 996 Ameriprise Financial Ctr, Minneapolis, MN 55474-0009	11,771.262	68.41%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	217,547.110	10.09%

	Citigroup Global Markets, Inc., 333 West 34th St, New York, NY 10001-2483	151,380.439	7.02%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	97,522.297	11.61%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	62,081.861	7.39%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,021,251.366	15.70%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	523,130.252	8.04%

	Institutional Class

a	Asset Allocation Portfolio, Allianz Funds, 1345 Avenue of the Americas, New York, NY 10105	469,475.624	26.86%

	State Street Corp as for Pacific Life Insurance Co EE Retirement Plan Trust, 801 Pennsylvania Ave, Kansas City, MO 64105-1307	337,413.582	19.30%
b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104-4151	306,836.587	17.55%

	Bost & Co FBO Eastman Kodak Employee Savings & Investment Plan, PO Box 3198, Pittsburgh, PA 15230-3198	292,412.806	16.73%

	Allianz OCC Target Fund (formerly Allianz PEA Target Fund)

	Administrative Class

	TRUSTLYNX & Co, PO Box 173736, Denver, CO 80217-3736	2,104.817	22.36%
b	National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041-3299	1,041.396	11.06%

	Trust Company of America, PO Box 6503, Englewood, CO 80155-6503	901.187	9.57%

	State Street Bank & Trust Co Cust IRA Mary Gnadt, 237 Walnut St, Elmhurst, IL 60126-2655	753.145	8.00%

	Benevolent & Protective Order of Elk McAllen Lodge #1402, 3500 Jordan Rd, McAllen, TX 78503-8375	752.796	8.00%

	State Street Bank & Trust Co Cust IRA Barbara S. Gross, 14109 N Hemet Dr, Oro Valley, AZ 85755-5888	747.788	7.94%

	Diane L Rowley William Carter Jenkins JT WROS, 2965 Baker Ridge Dr NW, Atlanta, GA 30318-7136	567.072	6.02%

	Class A

	Hartford Life Insurance Co 401K Separate Account, PO Box 2999, Hartford, CT 06104	1,250,098.125	15.52%

b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,002,106.866	12.44%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	412,497.395	5.12%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	624,359.679	18.91%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	266,092.927	8.06%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	4,317,775.517	18.67%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	2,224,844.003	9.62%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	23,155.320	48.96%
a	Strafe & Co FAO Edwin & Wilma Parker LLC Custody, PO Box 160, Westerville, OH 43086-0160	14,072.278	29.75%
b	Prudential Investment Mgts Services (FBO) Mutual Fund Clients, 100 Mulberry Street, Newark, NJ 07102	3,415.230	7.22%

	Institutional Class
a,b	Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of its Customers, 101 Montgomery St, San Francisco, CA 94104-4151	224,311.233	61.87%
a	Asset Allocation Portfolio, Allianz Funds, 1345 Avenue of the Americas, New York, NY 10105	123,360.751	34.03%

	Allianz RCM Biotechnology Fund

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	32,728.950	6.52%

	Scudder Trust Company TTEE, FBO Lonza Biologics Inc 401K Plan, PO Box, Salem, NH 03079-1143	32,565.592	6.49%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	27,173.115	10.94%

	Morgan Stanley, 3 Harborside Plaza 6th Fl, Jersey City, NJ 07311	15,927.914	6.41%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	74,136.942	24.40%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	2,414,463.867	42.14%
b	National Financial Services for the Benefit of Customer, 200 Liberty St, 1 World Financial Center, New York, NY 10281-1003	1,248,208.843	21.79%
b	National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041	360,027.942	6.28%

	Allianz RCM Global Resources Fund

	Class C

	NFS LLC FEBO Mississippi Gulfport Compress Warehouses Inc, 2809 34th Avenue, Gulfport, MS 39501	6,915.629	9.33%

	Mesirow Financial Inc, Delaware Charter Gty Trust TR, Robert E Clark IRA, 350 North Clark Street, Chicago, IL 60610-4796	5,182.430	6.99%

	E Trade Clearing LLC, PO Box 989030, West Sacramento, CA 95798-9030	4,352.375	5.87%

	Gloria Billingsley TTEE Gloria Billingsley Trust DT 12/14/87 FBO Gloria Billingsley, 11500 San Vicente Blvd, Los Angeles 90049-6220	4,199.935	5.67%

	Class D
a,b	Charles Schwab & Co Inc, Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	10,817.574	50.58%

	Mary Alanah Piderit, 8618 110th St, Richmond Hill, NY 11418-1629	4,387.789	20.52%

	Gary R Anderson & Linda L Anderson JTWROS, 1604 Foothills Dr S, Golden, CO 80401-9168	4,276.615	20.00%

	Institutional Class
a	Allianz Global Investors of America LP, 680 Newport Center Dr Suite 250, Newport Beach, CA 92660-4046	349,192.395	100.00%

	Allianz RCM Global Small-Cap Fund

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	129,660.560	7.65%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	129,709.580	8.75%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	553,917.565	60.69%
b	National Financial Services Corp for Exclusive Benefit of Customers, 200 Liberty Street, One World Financial Center, New York, NY 10281-1003	151,646.610	16.62%

	Institutional Class
a	Charles Schwab Company, 101 Montgomery St, San Francisco, CA 94104-4151	329,169.946	42.07%
a	Northern Trust Co as Custodian UBS Financial Services Inc, Investment Trust DV, PO Box 92994, Chicago, IL 60675-2994	251,589.927	32.16%
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	49,501.262	6.33%
b	National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041-3299	46,892.598	5.99%
b	Prudential Investment Management Services FBO Mutual Fund Clients, 100 Mulberry St, 3 Gateway Center FL 11, Mail Stop NJ 05-11-20, Newark, NJ 07102-4000	46,122.312	5.90%

	Allianz RCM Healthcare Fund

	Class A

	Cathy Lynn Springer Revocable Living Trust Dtd 3/31/04, 2244 Sheffield St, Kingsport, TN 37660-4724	46,005.181	7.01%

	Great-West Life & Annuity Insurance Company, 8515 E Orchard Rd, Englewood, CO 80111	38,075.633	5.80%

	AIG Federal Savings Bank Cust FBO Employees of Suffolk County Deferred Compensation Plan, 2929 Allen Pkwy, Houston, TX 77019	34,677.046	5.29%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	24,038.501	6.61%

	Class C
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	66,713.833	20.04%

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	19,779.391	5.94%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	19,631.117	5.90%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	2,029,631.491	57.33%
b	National Financial Services for the Benefit of Customer, 200 Liberty St, 1 World Financial Center, New York, NY 10281-1003	757,269.779	21.39%

	Allianz RCM International Growth Equity

	Administrative Class
b	National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041-3299	4,961.826	19.71%

	State Street Bank & Trust Co Cust IRA Barbara S Gross, 14109 N Hemet Dr, Oro Valley, AZ 85755-5888	4,491.204	17.84%

	Diane L Rowley William Carter Jenkins JT WROS, 2965 Baker Ridge Dr NW, Atlanta, GA 30318-7136	3,026.060	12.02%

	State Street Bank & Trust Co Cust IRA Mary Gnadt, 237 Walnut St, Elmhurst, IL 60126-2655	1,822.020	7.24%

	State Street Bank & Trust Co Cust IRA Agnes O’Kelly, PO Box 3671, Pawleys Island, SC 29585-3671	1,552.714	6.17%

	James J Arsenault Patricia M Arsenault JT WROS, 377 Charles St, E Williston, NY 11596-2521	1,319.875	5.24%

	Class A

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	111,893.637	7.91%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	80,793.951	5.71%

	Class B
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	111,739.554	10.28%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	105,339.747	9.69%

	Morgan Stanley, 3 Harborside Plaza 6th Fl, Jersey City, NJ 07311	67,011.954	6.17%

	Class C

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	460,951.408	9.00%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	274,251.967	5.35%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	42,731.006	31.30%

	Charles T French Catherine L French JT WROS, 3273 Lenape Dr, Dresher, PA 19025-1824	16,265.792	11.91%

	Morgan Stanley, 3 Harborside Plaza 6th Fl, Jersey City, NJ 07311	11,677.569	8.55%

	NFS LLC FEBO Joel Van Dusen Lani Martin, W 57th Street, 24th Floor, New York, NY 10019	9,614.237	7.04%
b	USAA Investment Management Co FBO, 9800 Fredericksburg Road, San Antonio, TX 78288	8,194.159	6.00%

	James J Gombas & Julie Therese Gombas JT WROS, 1453 Ambleside Cir, Naperville, IL 60540-0317	8,051.530	5.90%

	Institutional Class
a	Northern Trust Co as Custodian FBO UBS Financial Services Inc, Investment Trust DV, PO Box 92994, Chicago, IL 60675-2994	280,405.197	56.89%

	Central CA IBEW-NECA Pension Trust Fund Local #413, 254 E Highway 246 Ste C, Buellton, CA 93427-9653	66,551.240	13.50%

	Charles Schwab Company, 101 Montgomery St, San Francisco, CA 94104-4151	54,066.070	10.97%
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	44,875.659	9.10%
b	LPL FBO LPL Customers, 1 Beacon St., FL 22, Boston, MA 02108-3107	26,607.766	5.40%

	Allianz RCM Large-Cap Growth

	Administrative Class
a	Northern Trust Company as Trustee FBO Nortel Networks Long Term Investment Plan DV, PO Box 92994, Chicago, IL 60675-2994	2,920,621.855	66.42%

	Mercer Trust Company TTEE FBO Health Net Inc 401K Savings Plan, 1 Investors Way, Norwood, MA 02062-1599	626,980.124	14.26%

	Mercer Trust Company TTEE FBO Pier 1 Associates 401K Plan, One Investors Way, Norwood, MA 02062-1599	319,853.386	7.27%

	Class A
a	New York Life Insurance Co, 169 Lackawanna Ave, Parsippany, NJ 07054	1,209,198.547	30.46%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	869,914.376	21.91%
b	Prudential Investment MGTS Service (FBO) Mutual Fund Clients, 100 Mulberry Street, Mailstop NJ 05-11-20 Newark, NJ 07102	370,699.772	9.34%

	Mercer Trust Company TTEE FBO Integral Systems, Inc. Profit Sharing and 401K Plan, One Investors Way, Norwood, MA 02062	287,455.831	7.24%

	Class B

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	71,334.193	9.00%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	67,937.129	8.58%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	67,741.249	8.55%

	Class C
a	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	210,831.566	26.99%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	96,751.110	12.39%

	Class D
a,b	Prudential Investment MGTS Service (FBO) Mutual Fund Clients, 100 Mulberry Street, Mailstop NJ 05-11-20 Newark, NJ 07102	1,395,468.778	40.51%
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	1,005,378.319	29.19%
b	National Financial Services Corp for Exclusive Benefit of Customers, 200 Liberty Street, One World Financial Center, New York, NY 10281-1003	521,472.334	15.14%

	Class R
a	Counsel Trust FBO Etnyre International, Ltd. Profit Sharing and Retirement Savings, The Times Bldg, 336 Fourth Avenue, Pittsburgh, PA 15222-2009	291,569.032	93.04%

	Institutional Class
b	Union Bank Trust Nominee SelectBenefit 401(K) Plan, PO Box 85484, San Diego, CA 92186-5484	4,427,797.704	18.35%

	Mercer Trust Company TTEE FBO Nordstrom Inc., 1 Investors Way, Norwood, MA 02062-1599	3,420,744.885	14.18%

	Charles Schwab Company, 101 Montgomery St, San Francisco, CA 94104-4151	2,332,419.842	9.67%

	Asset Allocation Portfolio, Allianz Funds, 1345 Avenue of the Americas, New York, NY 10105	1,882,588.895	7.80%

	Pershing LLC, Attn Mutual Funds, PO Box 2052, Jersey City, NJ 07303-2052	1,281,325.773	5.31%

	Allianz RCM Mid-Cap Fund

	Administrative Class
a,b	NFS For Exclusive Benefit of its Customer, 200 Liberty St., New York, NY 10281-1003	344,295.602	98.74%

	Class A
	UBS Financial Services Inc FBO Dr Paul E Antalik, PO Box 3321, 1000 Harbor Blvd, Weehawken, NJ 07086-8154	67,546.168	5.11%

	UBATCO & CO, PO Box 82535, Lincoln, NE 68501-2535	67,211.296	5.08%

	Class B
	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	151,728.562	18.69%

	Class C

	UBS Financial Services Inc. FBO Securities Exchange Group Inc, PO Box 211376, Royal Palm Beach, FL 33421-1376	89,756.939	7.69%

	Morgan Stanley, 3 Harborside Plaza 6th FL, Jersey City, NJ 07311	73,545.519	6.30%

	Class D
a	RBC Dain Rauscher FBO Trukan & Co (II), c/o The Trust Company of KS, PO Box 3699, Wichita, KS 67201-3699	196,067.416	58.25%
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	102,983.956	30.59%

	Class R
a	MCB Trust Services Cust. FBO Lake Geneva Foods, Inc., 700 17th Street, Suite 300, Denver, CO 80202	57,111.639	90.63%

	Allianz Global Investors, 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660	5,405.405	8.58%

	Institutional Class
a	Abbott Laboratories Annuity Retirement Trust Fund, 1 Abbott Park Rd, Abbott Park, Il 60064	7,933,793.518	31.91%
a	Asset Allocation Portfolio, Allianz Funds, 1345 Avenue of the Americas, New York, NY 10105	6,807,265.820	27.38%

	UBATCO & CO, c/o Union Bank & Trust, Attn Trust Operations, PO Box 82535, Lincoln, NE 68501-2535	2,414,685.535	9.71%

	Washington Meat Industry, UFCW Local 44, PO Box 547, Mt Vernon, WA 98273-0547	1,690,457.165	6.80%

	The Jay & Rose Phillips Family, PO Box 1787, Milwaukee, WI 53201-1787	1,689,433.062	6.80%

	Allianz RCM Small-Cap Growth Fund

	Institutional Class
a	Allianz Global Investors of America LP, 680 Newport Center Dr, Ste 250, Newport Beach, CA 92660-4046	200,000.000	100.00%

	Allianz RCM Strategic Growth Fund

	Administrative Class
a	Allianz Global Investors of America LP, 680 Newport Center Dr., Suite 250, Newport Beach, CA 92660-4046	666.667	100.00%

	Class A

	E Blake Moore Jr or Cynthia C Weiler TTEES, Weiler-Moore Family Trust U/A Dtd 11/03/99, 230 West 56th, New York, NY 10019	3,295.979	8.05%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052	2,698.864	6.59%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	2,501.563	6.11%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	2,501.563	6.11%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	2,501.563	6.11%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	2,501.563	6.11%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-2052	2,134.094	5.21%

	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	2,192.667	5.35%

	Class C
a	Allianz Global Investors, 680 Newport Center Dr, Suite 250, Newport Beach, CA 92660	666.667	95.10%

	Class D
a	Allianz Global Investors, 680 Newport Center Dr, Suite 250, Newport Beach, CA 92660	666.667	62.33%
a,b	Charles Schwab & Co Inc, Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	402.827	37.67%

	Institutional Class
a	Allianz Global Investors of America L.P., 680 Newport Center Dr., Suite 250, Newport Beach, CA 92660-4046	200,000.000	100.00%

	Allianz RCM Technology Fund

	Administrative Class
a	State Street Bank & Trust as TTEE FBO Adventist Healthcare Retirement Plan, 105 Rosemont Rd, Westwood, MA 02090-2318	425,637.488	65.38%
b	NFS For Exclusive Benefit of Its Customer, 200 Liberty St., New York, NY 10281-1003	85,095.096	13.07%
b	Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of Its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	71,217.016	10.94%
b	T Rowe Price Trust Co FBO Retirement Plan Clients Asset Reconciliation, PO Box 17215, Baltimore, MD 21297-1215	42,679.926	6.56%

	Class A
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	1,278,075.251	14.35%

	John Hancock Life Insurance Co USA, 250 Bloor St E 7th FL, Toronto Ontario Canada M4W1E5	1,262,723.255	14.18%

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	468,664.513	5.26%

	Class B

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	457,619.691	15.94%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	339,862.963	11.83%

	Class C

	Citigroup Global Markets, Inc, 333 West 34th St, New York, NY 10001-2483	764,862.287	14.93%
b	MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr E FL 3, Jacksonville, FL 32246-6484	637,594.322	12.44%

	Class D
a,b	Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101 Montgomery St, San Francisco, CA 94104-4122	3,525,790.820	55.54%
b	National Financial Services Corp for Exclusive Benefit of Customers, 200 Liberty Street, One World Financial Center, New York, NY 10281-1003	1,044,000.355	16.45%

	Institutional Class

	Charles Schwab Company, 101 Montgomery St, San Francisco, CA 94104-4151	1,364,618.922	16.15%

	JP Morgan Chase Bank TTEE FBO Sun Microsystems Inc Tax Deferred Retirement Sav Plan, 9300 Ward Pkwy, Kansas City, MO 64114-3317	1,114,783.190	13.19%

	State Street Bank & Trust as TTEE for Southern California Edison Co Stock Savings Plus Plan, 105 Rosemont Rd, Westwood, MA 02090-2318	888,205.630	10.51%

	T Rowe Price Retirement Plan Services Inc FBO National Grid USA, 4515 Painters Mill Rd, Owings Mills, MD 21117-4903	792,692.475	9.38%
b	NFS for Exclusive Benefit of its Customer, 200 Liberty St, New York, NY 10281-1003	781,262.323	9.24%

	Northern Trust Co TTEE FBO Harris Corp Master Trust Plan, PO Box 92994, Chicago, IL 60675-2994	757,603.653	8.96%

APPENDIX C

ALLIANZ FUNDS (THE “TRUST”)

PROXY VOTING POLICY

1.	It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate fund, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	The Trust, for each fund advised by Allianz Global Investors Fund Management LLC (“AGIFM”), delegates the responsibility for voting proxies to AGIFM, which will in turn delegate such responsibility to the sub-adviser of the particular fund. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A hereto. Summaries of the detailed proxy voting policies of the Trust’s current sub-advisers are set forth in Appendix B attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.	The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a fund of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 12 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.	This Proxy Voting Policy Statement (including Appendix B), the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser of a fund of the Trust with proxy voting authority for a fund, shall be made available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on the Trust’s website at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the Trust’s Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the Trust’s SAI.

Appendix A

ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)

PROXY VOTING POLICY SUMMARY

1.	It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	AGIFM, for each fund of Allianz Funds which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective fund, subject to the terms hereof.

3.	The party voting the proxies (e.g., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a fund shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the board of the relevant fund promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for such funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 12 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by such funds’ respective boards or chief compliance officers.

6.	This Proxy Voting Policy Summary and summaries of the proxy voting policies for each sub-adviser of a fund advised by AGIFM shall be available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the relevant fund’s board of directors/trustees or chief compliance officer, this Proxy Voting Policy Summary and summaries of the detailed proxy voting policies of each sub-adviser and each other entity with proxy voting authority for a fund advised by AGIFM shall also be included in the SAI for the relevant fund.

Appendix B

RCM Capital Management LLC (“RCM“)

Description of Proxy Voting Policy and Procedures

In cases where RCM has authority to vote its clients’ proxies, such proxies are voted in a manner consistent with its clients’ best interests. RCM’s primary objectives are to honor its fiduciary duties to its clients and vote with regard to enhancing shareholder wealth and voting power.

Written proxy policies and procedures (the “Proxy Guidelines”) have been established by RCM’s Proxy Committee, which includes investment, compliance and operations personnel. The Proxy Guidelines are reasonably designed to ensure that RCM is voting in the best interest of its clients. The Proxy Guidelines reflect RCM’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, and changes to a portfolio company’s capital structure and corporate governance. For example, RCM generally votes against proposals that contain term limits for directors and generally opposes proposals to institute supermajority voting requirements relating to business combinations. Most issues will require a case-by-case analysis.

RCM reviews the proxy statement, third-party proxy research provided by Institutional Shareholder Services (a proxy voting service) and other information it believes relevant when determining how to vote a proxy in accordance with its Proxy Guidelines. If the Proxy Guidelines do not address a particular voting issue, RCM’s Proxy Specialist will consult the analyst who covers the security or the Proxy Committee to determine how to vote the proxy. The Proxy Committee meets annually to review the Proxy Guidelines and determine whether any revisions are appropriate.

RCM may refrain from voting under certain circumstances that may detrimentally affect RCM’s ability to vote such a proxy. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Conflicts of Interest. RCM may have conflicts of interest that can affect how it votes its clients’ proxies. For example, RCM or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Committee is responsible for analyzing potential conflicts of interest and determining how they should be addressed. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

Nicholas-Applegate Capital Management LLC (“NACM“)

Description of Proxy Voting Policy and Procedures

NACM votes proxies on behalf of its clients pursuant to its written Proxy Policy Guidelines and Procedures (the “Proxy Guidelines“), unless a client requests otherwise. The Proxy Guidelines are designed to honor NACM’s fiduciary duties to its clients and protect and enhance its clients’ economic welfare and rights.

The Proxy Guidelines are established by a Proxy Committee consisting of executive, investment, sales, marketing, compliance and operations personnel. The Proxy Guidelines reflect NACM’s normal voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio company’s capital structure and corporate governance. For example, NACM generally votes for proposals to declassify boards and generally supports proposals that remove restrictions on shareholders’ ability to call special meetings independently of management. Some issues will require a case-by-case analysis.

The Proxy Guidelines largely follow the recommendations of Glass, Lewis & Co. LLC (“Glass Lewis“), an investment research and proxy advisory firm. The Proxy Guidelines may not apply to every situation and NACM may vote differently than specified by the Proxy Guidelines and/or contrary to Glass Lewis’ recommendation if NACM reasonably determines that to do so is in its clients’ best interest. Any variance from the Proxy Guidelines is documented.

In the case of a potential conflict of interest, NACM’s Proxy Committee will be responsible for reviewing the potential conflict and will have the final decision as to how the relevant proxy should be voted.

Under certain circumstances, NACM may in its reasonable discretion refrain from voting clients’ proxies due to cost or other factors.

NFJ Investment Group (“NFJ“)

Description of Proxy Voting Policy and Procedures

NFJ may be granted by its clients the authority to vote proxies of the securities held in client accounts. To ensure that the proxies are voted in the best interests of its clients, NFJ has adopted detailed proxy voting procedures and has guidelines for voting proxies on specific types of issues. NFJ typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, NFJ’s primary objective is to make voting decisions solely in the best economic interests of its clients. NFJ will act in a manner that is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

NFJ has adopted written Proxy Policy Guidelines and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that NFJ is voting in the best interest of its clients. The Proxy Guidelines reflect the NFJ’s general voting positions on specific corporate governance issues and corporate actions. NFJ has retained an independent third party service provider (the “Proxy Provider”) to assist in the proxy voting process (including the administrative process). The services provided offer a variety of proxy related services to assist in NFJ’s handling of proxy voting responsibilities.

The Proxy Guidelines also provide for oversight of the proxy voting process by a Proxy Committee. The Proxy Committee meets at a minimum on a quarterly basis and when necessary to address potential conflicts of interest that can affect how it votes its clients’ proxies. For example, NFJ may manage a pension plan whose management is sponsoring a proxy proposal relating to a security held in its clients’ accounts. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out NFJ’s obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between NFJ and its clients and to resolve such issues. Any deviations from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Advisers Act.

The Proxy Committee’s duties also include monitoring the outsourcing of voting obligations to the Proxy Provider and NFJ’s proxy voting recordkeeping practices; developing a process for resolution of voting issues that require a case-by-case analysis; and, to the extent the Proxy Guidelines do not cover potential proxy voting issues, determining a process for voting such issues. The Proxy Committee will review, at least annually, the services provided by the Proxy Provider and all proxy voting processes and procedures and will update or revise them as necessary.

In accordance with the Proxy Guidelines, NFJ may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. NFJ may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, NFJ may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, deminimus impact on the portfolio, items relating to foreign issuers (such as those described below), timing issues related to the opening/closing of accounts, contractual arrangements with clients and/or their authorized delegates or the failure of a proxy to provide sufficient information to allow for informed decision making. For example, NFJ may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on the NFJs ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Oppenheimer Capital LLC (“Oppenheimer Capital“)

Description of Proxy Voting Policy and Procedures

Oppenheimer Capital typically votes proxies of the securities held in its client portfolios, unless the client has reserved voting authority for itself. To ensure that the proxies are voted in the best interests of its clients, Oppenheimer Capital has adopted detailed proxy voting procedures and has guidelines for voting proxies on specific types of issues. When voting proxies, Oppenheimer Capital’s primary objective is to make voting decisions solely in the best economic interests of its clients. Oppenheimer Capital will act in a manner which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Oppenheimer Capital has adopted written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that the firm is voting in the best interest of its clients. The Proxy Guidelines reflect Oppenheimer Capital’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio companys capital structure and corporate governance. For example, Oppenheimer

Capital generally votes for proposals to declassify boards and to require majority votes in director elections. Some issues require a case-by-case analysis, such as mergers and corporate restructurings.

Oppenheimer Capital has retained an independent third party service provider (the “Proxy Provider”) to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. The Proxy Provider provides a variety of proxy-related services to assist in Oppenheimer Capital’s handling of proxy voting responsibilities.

Oppenheimer Capital’s Proxy Guidelines also provide for oversight of the proxy voting process by a Proxy Committee. The Proxy Committee meets at a minimum on a quarterly basis and when necessary to address potential conflicts of interest. Oppenheimer Capital may have conflicts of interest that can affect how it votes its client’s proxies. For example, Oppenheimer Capital may manage a pension plan whose management is sponsoring a proxy proposal. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out Oppenheimer Capital’s obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between Oppenheimer Capital and its clients and to resolve such issues, which may include reviewing the vote to confirm that the voting decision was not affected by the conflict.

Oppenheimer Capital’s Proxy Committee’s duties also include monitoring the outsourcing of voting obligations to the Proxy Provider and Oppenheimer Capital’s proxy voting recordkeeping practices; developing a process for resolution of voting issues that require a case-by-case analysis; and, to the extent the Proxy Guidelines do not cover potential proxy voting issues, determining a process for voting such issues. Oppenheimer Capital’s Proxy Committee will review, at least annually, the services provided by the Proxy Provider and all proxy voting processes and procedures and will update or revise them as necessary.

In accordance with the Proxy Guidelines, Oppenheimer Capital may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Upon receipt of a client’s written request, Oppenheimer Capital may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guidelines. In addition, Oppenheimer Capital may refrain from voting a proxy on behalf of its clients’ accounts in certain circumstances, for example, due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issuers (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, Oppenheimer Capital may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on Oppenheimer Capital’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on a foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Cadence Capital Management LLC (“Cadence“)

Description of Proxy Voting Policy and Procedures

Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Cadence has adopted the written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) of its proxy voting service, Institutional Shareholder Services (“ISS“), as they are amended by ISS from time to time. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio companys capital structure and corporate governance. For example, Oppenheimer Capital generally votes against proposals to require a supermajority shareholder vote and against proposals that expressly permit the repricing of stock options without prior shareholder approval. Some matters will require a case-by-case analysis. Cadence may from time to time instruct ISS to vote in a manner that is inconsistent with the ISS Proxy Guidelines if Cadence believes that doing so is in the best interest of the relevant client(s) or consistent with the clients wishes.

Cadence may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. Cadence may refrain from voting a proxy on behalf of its clients’ accounts after an analysis of the relative costs and benefits or due to logistical considerations that may have a detrimental effect on Cadence’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on a foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Conflicts of Interest. Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s proxy voting committee will be responsible for determining how Cadence resolves such material conflicts of interest with its clients.

APPENDIX D

Procedures for Shareholders to Submit Nominee Candidates

(As of March 9, 2006)

A shareholder of a series of the Trust must follow the following procedures in order to submit properly a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Secretary, at the address of the principal executive offices of the Trust. Once each quarter, if any Shareholder Recommendations have been received by the Secretary during the quarter, the Secretary will inform the Committee of the new Shareholder Recommendations. The Trust currently holds meetings of shareholders for the purpose of electing Trustees at least once every five years. The Committee will accept Shareholder Recommendations on a continuous basis.

2.	All Shareholder Recommendations properly submitted to the Trust will be held by the Secretary until such time as (i) the Committee convenes to consider candidates to fill Board vacancies or newly created Board positions (a “Trustee Consideration Meeting”) or (ii) the Committee instructs the Secretary to discard a Shareholder Recommendation following a Trustee Consideration Meeting or an Interim Evaluation (as defined below).

3.	At a Trustee Consideration Meeting, the Committee will consider each Shareholder Recommendation then held by the Secretary. Following a Trustee Consideration Meeting, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

4.	The Committee may, in its discretion and at any time, convene to conduct an evaluation of validly submitted Shareholder Recommendations (each such meeting, an “Interim Evaluation”) for the purpose of determining which Shareholder Recommendations will be considered at the next Trustee Consideration Meeting. Following an Interim Evaluation, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

5.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the number of shares of each series (and class) of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act“),

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adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person“ of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,“ information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of shares of each series (and class) of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

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APPENDIX E [To be updated]

The following is a brief summary of the principal investments and strategies and principal risks of each of the Underlying Funds in which the AGI Multi-Style Fund may invest. Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds while other Underlying Funds invest primarily in fixed income securities (including money market instruments) and are called Underlying Bond Funds. The summaries are based solely on information contained in the Institutional Class prospectuses of each Underlying Fund, as filed with the Securities and Exchange Commission, as of a recent date. These summaries are for convenient reference only and are qualified in their entirety by reference to the current prospectuses and statements of additional information of each Underlying Fund, and the Trust disclaims any obligation to update them in the event the information in the applicable Underlying Fund prospectus changes. The principal investments and strategies and principal risks of the Underlying Funds may change following the date of this Statement of Additional Information, and investors should refer to the prospectuses of the Trust and PIMCO Funds and the Statement of Additional Information of PIMCO Funds for the most current information regarding the Underlying Funds. A description of the principal risks of investing in each Underlying Fund can be found in the “Summary of Principal Risks” section of the relevant prospectus.

CCM Capital Appreciation Fund	Ticker Symbols:
PAPIX (Inst. Class)
PICAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks growth of capital	Fund Focus Larger capitalization common stocks	Approximate Primary Capitalization Range At least $1 billion

	Average Number of Holdings 75-95	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $1 billion or more that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Equity Securities Risk	• Management Risk
• Issuer Risk	• Credit Risk	• Turnover Risk

CCM Emerging Companies Fund	Ticker Symbols:
PMCIX (Inst. Class)
PMGAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital	Fund Focus Smaller capitalization common stocks	Approximate Primary Capitalization Range At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index

	Average Number of Holdings 75-95	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. companies with smaller market capitalizations (which the portfolio management team currently defines as companies with market capitalizations of at least $100 million and at or below the highest market capitalization of companies represented in the Russell 2000 Index ($2.5 billion as of September 30, 2006)) that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

The portfolio management team defines “emerging companies” as companies which it believes have improving fundamentals and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, in making investment decisions for the Fund, the portfolio management team primarily considers U.S. companies with smaller market capitalizations, as described above. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked companies in the universe to an analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability, and normally selects individual stocks for the Fund from among the smaller capitalization companies identified in this analysis. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when the company has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Fund expects to invest a substantial portion of its assets in the securities of companies with smaller market capitalizations, as described above, and may invest in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

The Fund is not currently open to new investors. See “Investment Options—Institutional Class and Administrative Class Shares—Disclosure Relating to the CCM Emerging Companies Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Focused Investment Risk • IPO Risk • Liquidity Risk	• Management Risk • Smaller Company Risk • Turnover Risk

CCM Focused Growth Fund	Ticker Symbols:
AFGIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital	Fund Focus Common stocks of companies in the Russell 1000 Growth Index	Approximate Primary Capitalization Range $100 million or more

	Average Number of Holdings 35-45	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

In selecting securities for the Fund’s portfolio, the portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Management Risk	• Smaller Company Risk • Turnover Risk

CCM Mid-Cap Fund	Ticker Symbols:
PMGIX (Inst. Class)
PMCGX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks growth of capital	Fund Focus Medium capitalization common stocks	Approximate Primary Capitalization Range More than $500 million (excluding the 200 largest capitalization companies in the U.S. market)

	Average Number of Holdings 75-95	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The Fund expects that, under normal circumstances, a majority of its investments will have a market capitalization within the market capitalization range of the Russell Midcap Index (between $1.2 billion and $17 billion as of September 30, 2006).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the portfolio management team believes its weighting should be reduced or it an alternative investment is deemed more attractive.

The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Liquidity Risk • Management Risk	• Smaller Company Risk • Turnover Risk

NACM Emerging Markets Opportunities Fund	Ticker Symbols:
AOTIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum long-term capital appreciation	Fund Focus Emerging market stocks	Approximate Primary Capitalization Range All capitalizations

Fund Category International Stocks	Average Number of Holdings 75-125	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the sub-adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally have exposure to at least 5 emerging markets countries. The Fund normally invests at least 75% of its net assets in common stocks. The Fund may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks, and in fixed-income securities. The Fund may invest up to 20% of its net assets in U.S. companies.

The portfolio managers currently select portfolio securities from an investment universe of approximately 1,400 non-U.S. companies. The portfolio managers apply an active, bottom-up approach to build a diversified portfolio of emerging markets growth companies that are expected to exceed market expectations for earnings growth. The Fund may invest in companies of any capitalization size, and may invest a significant portion of its assets in small and medium capitalization companies. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average or accelerating earnings growth; high return on investment capital; a healthy or improving balance sheet and overall financial strength; sound financial and accounting policies; strong competitive advantages, which may include effective research, product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that the portfolio managers believe will enable the companies to compete successfully in their respective markets. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, if a better investment is identified, or to meet redemption requests.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Currency Risk • Credit Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

NACM Flex-Cap Value Fund	Ticker Symbols:
PNFIX (Inst. Class)
PNCAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. companies that are undervalued in the marketplace	Approximate Primary Capitalization Range All capitalizations

Fund Category Value Stocks	Approximate Number of Holdings 50–75	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios.

In analyzing specific companies for possible investment, the Fund’s portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Derivatives Risk • Focused Investment Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Smaller Company Risk • Turnover Risk

NACM Global Fund	Ticker Symbols:
NGBIX (Inst. Class)
NGAAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum long-term capital appreciation	Fund Focus Equity securities of companies located in at least three different countries	Approximate Primary Capitalization Range All capitalizations

Fund Category Global Stocks	Approximate Number of Holdings 75–125	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund’s portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging markets securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Currency Risk • Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

NACM Growth Fund	Ticker Symbols:
NGFIX (Inst. Class)
NGFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Large capitalization equity securities	Approximate Primary Capitalization Range Upper 90% of the Russell 1000 Growth Index

Fund Category Large Growth Stocks	Average Number of Holdings 50-80	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in stocks the portfolio managers consider to be growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index ($4.6 billion and greater as of September 30, 2006). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

The Fund’s portfolio managers attempt to identify the strongest investment opportunities in the U.S. large cap equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with NACM’s quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions.

When determining whether they believe positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables including earnings acceleration and valuation measures. Once the portfolio managers have assessed an investment opportunity for the presence of a positive catalyst and sustainability, they seek confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is currently subject to purchase and exchange restrictions and is available only to certain investors. Please see “Purchases, Redemptions and Exchanges” below.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Turnover Risk

NACM International Fund	Ticker Symbols:
NAISX (Inst. Class)
ANCAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum long-term capital appreciation	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index	Approximate Primary Capitalization Range All capitalizations

Fund Category International Stocks	Approximate Number of Holdings 100–150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund normally invests at least 75% of its net assets in equity securities. The Fund also spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies located outside of the U.S. The Fund may invest up to 20% of its assets in U.S. companies.

The portfolio managers’ “international systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions and to integrate those decisions. The portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that will continually drive the Fund’s portfolio toward new excess return opportunities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Currency Risk • Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

NACM Pacific Rim Fund	Ticker Symbols:
NAPRX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital	Fund Focus Equity securities of Pacific Rim companies	Approximate Primary Capitalization Range All capitalizations

Fund Category International Stocks	Approximate Number of Holdings 75-125	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund’s assets among securities of countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Currency Risk • Credit Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

NFJ Dividend Value Fund	Ticker Symbols:
NFJEX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital and income	Fund Focus Income producing common stocks with potential for capital appreciation	Approximate Primary Capitalization Range Greater than $2 billion

	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities. In addition, the Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in securities that pay or are expected to pay dividends. The Fund will invest a significant portion of its assets in common stocks of companies with market capitalizations of greater than $2 billion. The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The Fund’s initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) traded on the U.S. market. The portfolio managers classify the universe by industry. They then identify the stocks they believe are most undervalued in each industry based mainly on relative price-to-earnings ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 to 30 stocks selected primarily on the basis of their dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 to 30 additional stocks selected primarily on the basis of their price-to-earnings ratios.

Issue weighting is dependent upon valuation and dividend yield. A portfolio holding may become a sell candidate if the portfolio managers believe it is overvalued relative to an index, industry or peer grouping of similar companies or if the issuer has been a party to an acquisition or reorganization, has experienced a change in market capitalization that places the stock outside the Fund’s primary capitalization range, or no longer pays a dividend, or if an alternative investment is deemed more attractive.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

NFJ International Value Fund	Ticker Symbols:
ANJIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued common stocks of non-U.S. companies with capitalizations of more than $1 billion	Approximate Primary Capitalization Range Greater than $1 billion

	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of non-U.S. companies with market capitalizations greater than $1 billion and below average valuations relative to the market. To achieve income, the Fund invests a portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The Fund’s initial selection universe consists of approximately the 1,000 largest publicly traded non-U.S. companies (in terms of market capitalization) in the world. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative price-to-earnings ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 to 60 stocks for the Fund, from as many different industry groups as they believe appropriate under the circumstances. Issue weighting is dependent upon valuation and dividend yield. A portfolio holding may become a sell candidate if the portfolio managers believe it is overvalued relative to an index, industry or peer grouping of similar companies or if the issuer has been a party to an acquisition or reorganization, has experienced a change in market capitalization that places the stock outside the Fund’s primary capitalization range, or no longer pays a dividend, or if an alternative investment is deemed more attractive. The Fund may invest up to 50% of its assets in emerging market securities. The Fund normally invests primarily in American Depositary Receipts (“ADRs”), but is not limited to investments in ADRs.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Currency Risk • Credit Risk • Derivatives Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

NFJ Large-Cap Value Fund	Ticker Symbols:
ANVIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective	Fund Focus	Approximate Primary
Seeks long-term growth of capital and income	Undervalued larger capitalization common stocks	Capitalization Range* Largest 250 publicly traded U.S. companies
	Approximate Number of Holdings 40–60	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities issued by large-capitalization companies, which the Fund considers to be the 250 largest publicly traded companies (in terms of market capitalization) in the United States, including American Depositary Receipts (ADRs) (i.e., market capitalization of approximately $13 billion and greater as of September 30, 2006). The Fund focuses on common stocks of companies with below average valuations relative to the market. To achieve income, the Fund normally invests a portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The Fund classifies its investment universe by industry. The portfolio managers then identify the most undervalued stocks in each industry and select approximately 40 to 60 stocks for the Fund, from a broad range of industry groups. Issue weighting is dependent upon valuation, dividend yield and relative price momentum. A portfolio holding may become a sell candidate if the portfolio managers believe it is overvalued relative to an index, industry or peer grouping of similar companies or if the issuer has been a party to an acquisition or reorganization, has experienced a change in market capitalization that places the stock outside the Fund’s primary capitalization range, or no longer pays a dividend, or if an alternative investment is deemed more attractive.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Credit Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Leveraging Risk	• Turnover Risk

*	Effective March 16, 2007, the Fund’s approximate capitalization range will consist of companies with market capitalizations that equal or exceed the market capitalization of the 250th largest company represented in the Russell 1000 Index.
**	Effective March 16, 2007, the foregoing sentence will be revised in its entirety to read as follows:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations. For purposes of this policy, the Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 250th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $12.4 billion as of November 30, 2006).

NFJ Mid-Cap Value Fund
Ticker Symbols:
ANIVX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective	Fund Focus	Approximate Primary
Seeks long-term growth of capital and income	Equity securities of medium market capitalization companies with below average valuations	Capitalization Range Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets

	Average Number of Holdings 35-50	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $2.4 billion and $18.6 billion as of September 30, 2006). The Fund focuses on common stocks of companies with below-average valuations relative to the market. To achieve income, the Fund normally invests a portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities. For these purposes, North American companies may include companies headquartered in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including, without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda).

The Fund’s initial selection universe consists of the stocks of approximately 800 companies within the Fund’s capitalization range. The portfolio managers screen this universe, based mainly on relative price-to-earnings ratios (calculated both with respect to trailing operating earnings and forward earnings estimates), price-to-cash-flow ratios, price-to-book ratios and price-to-sales ratios, to identify approximately 200 to 300 stocks they consider undervalued, representing a wide range of industry groups. After further narrowing the universe though a combination of quantitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 stocks for the Fund. Issue weighting is dependent upon valuation and dividend yield.

The portfolio managers regularly review both relative and absolute price movements and changes in the valuations of portfolio holdings, and may replace stocks they perceive to be overvalued relative to an index, industry or peer grouping of similar companies or if the issuer has been a party to an acquisition or reorganization, has experienced a change in market capitalization that places the stock outside the Fund’s primary capitalization range, or no longer pays a dividend, or if an alternative investment is deemed more attractive.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Market Risk	• Currency Risk	• Management Risk
• Issuer Risk	• Emerging Markets Risk	• Non-U.S. Investment Risk
• Equity Securities Risk	• Focused Investment Risk	• Smaller Company Risk
• Credit Risk	• Liquidity Risk	• Turnover Risk

NFJ Small-Cap Value Fund	Ticker Symbols:
PSVIX (Inst. Class)
PVADX (Admin. Class)

Principal Investments and Strategies
Investment Objective	Fund Focus	Approximate Primary
Seeks long-term growth of capital and income	Smaller capitalization common stocks with lower valuations	Capitalization Range Between $100 million and $3.5 billion
	Approximate Number of Holdings 100–150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be those with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in common stocks of companies with lower valuations relative to the market. The Fund also expects to invest a significant portion of its assets in companies that the portfolio managers expect will pay dividends. The Fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities.

The Fund’s initial selection universe consists of approximately 4,000 stocks of companies within the Fund’s capitalization range. The portfolio managers screen this universe to identify approximately 500 stocks meeting valuation, dividend yield and liquidity parameters. From this narrowed universe, the portfolio managers select approximately 100 to 150 stocks for the Fund. A portfolio holding may become a sell candidate if the portfolio managers believe it is overvalued relative to an index, industry or peer grouping of similar companies or if the issuer has been a party to an acquisition or reorganization, has experienced a change in market capitalization that places the stock outside the Fund’s primary capitalization range, or no longer pays a dividend, or if an alternative investment is deemed more attractive.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

The Fund is not currently open to new investors. See “Investment Options—Institutional Class and Administrative Class Shares—Disclosure Relating to the NFJ Small-Cap Value Fund.”

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Derivatives Risk	• Management Risk
• Issuer Risk	• Emerging Markets Risk	• Non-U.S. Investment Risk
• Equity Securities Risk	• Focused Investment Risk	• Smaller Company Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk
• Currency Risk	• Liquidity Risk

OCC Core Equity Fund
Ticker Symbols:
AOQIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective	Fund Focus	Approximate Primary
Seeks long-term capital appreciation	Common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace	Capitalization Range Greater than $5 Billion
	Approximate Number of Holdings 40-55	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks. The Fund may invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks. The Fund invests primarily in companies with market capitalizations of greater than $5 billion. The Fund may also invest up to 25% of its assets in non-U.S. securities, except it may invest without limit in American Depositary Receipts (ADRs).

The portfolio manager selects stocks for the Fund using a “fundamental” approach to investing. The portfolio manager searches for securities of companies believed to be undervalued in the marketplace in relation to factors such as a company’s assets, earnings, growth potential and cash flows. This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process includes the following techniques:

•

A “bottom up” analytical approach, focusing on the performance of individual issuers before considering overall economic or industry trends, evaluating each issuer’s characteristics, financial results, and management.

•

A search for securities of established companies believed to be undervalued and to have a high return on capital, strong management committed to shareholder value, and strong competitive positions within their industries.

•

Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager’s initial expectations about the security and might result in a decision to sell the security.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

OCC Equity Premium Strategy Fund	Ticker Symbols:
PMEIX (Inst. Class)
PGOIX (Admin. Class)

Principal Investments and Strategies
Investment Objective	Fund Focus	Approximate Primary
Seeks long-term growth of capital and current income	Large capitalization common stocks; written call options	Capitalization Range Greater than $5 billion

	Average Number of Holdings 40-80	Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities. In addition, the Fund will normally invest at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion. Under normal circumstances, the Fund will invest primarily in a portfolio of dividend-paying common stocks selected for their potential for capital growth. Under normal market conditions, the Fund also expects to employ a strategy of writing (selling) call options on securities held in its equity portfolio and, to a lesser extent, on equity indexes and exchange traded funds (ETFs). The value of the securities underlying the options written by the Fund ordinarily ranges between 50% to 90% of the Fund’s net asset value (the “Option Strategy”). The Option Strategy is designed to generate gains from options premiums in an attempt to enhance the Fund’s cash flow available for distribution to stockholders and to reduce overall portfolio risk. See “Characteristics and Risk of Securities and Investment Techniques—Call Option Strategy employed by OCC Equity Premium Strategy Fund.”

In selecting stocks for the Fund, the portfolio managers seek to identify companies that exhibit strong earnings growth relative to their current price-to-earnings ratio or other valuation measures, dividend-paying companies whose underlying value or growth potential is not yet reflected in the current stock price, and companies that have strong operating fundamentals. Through fundamental research, the portfolio managers seek to identify companies with strong franchise value, superior management, and healthy balance sheets. In addition, the portfolio managers will consider those companies that may exhibit enhanced earnings or cash flow through cost reductions, asset sales, restructuring or the redeployment of financial assets.

The Fund’s portfolio managers may choose to sell a security when they believe that it is fully valued or when they believe the fundamental conditions of the business have deteriorated. The portfolio managers will also consider selling a security if an alternative investment is deemed to be more attractive.

The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). In addition to the use of written option contracts under the Option Strategy, the Fund may utilize other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Derivatives Risk	• Management Risk
• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk

OCC Growth Fund	Ticker Symbols:
PGFIX (Inst. Class)
PGFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital; income is an incidental consideration	Fund Focus Larger capitalization common stocks	Approximate Primary Capitalization Range $5 billion or more

	Average Number of Holdings 40-60	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The Fund will normally invest in stocks that the portfolio managers consider to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a stock if the portfolio manager believes that the company’s fundamentals have deteriorated and/or an alternative investment is more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk

• Issuer Risk	• Derivatives Risk	• Management Risk

• Equity Securities Risk	• Focused Investment Risk	• Non-U.S. Investment Risk

• Credit Risk	• Leveraging Risk	• Turnover Risk

OCC International Equity Fund	Ticker Symbols:
PDLIX (Inst. Class)
PVLAX (Admin. Class)

Principal Investments and Strategies
Investment Objective	Fund Focus	Approximate Primary
Seeks long-term capital appreciation	Common stocks of non-U.S. and international issuers which the portfolio manager believes are undervalued in the market place	Capitalization Range All capitalizations, but primarily greater than $5 billion
	Approximate Number of Holdings 45–55	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing primarily in common stocks of non-U.S. issuers which the portfolio manager believes are undervalued in the marketplace. The Fund may also invest a significant portion of its assets in international issuers, which include multi-national companies that may have significant operations in or derive significant revenues from the United States. Although the Fund invests primarily in common stocks, it may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks. The Fund invests primarily in companies with market capitalizations of greater than $5 billion, although it may also invest in smaller-capitalization companies. The Fund expects to normally invest in at least nine different countries, and may invest up to 10% of its assets in companies organized or headquartered in emerging market countries. The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities.

The portfolio manager selects stocks for the Fund using a “fundamental” approach to investing. The portfolio manager searches for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company’s assets, earnings, growth potential and cash flows. This process and the interrelationship of the factors used may change over time and its implementation may vary in particular cases. Currently, the selection process includes the following techniques:

•

A “bottom up” analytical approach, focusing on the performance of individual issuers by evaluating each issuer’s characteristics, financial results and management, and considering trends in the overall economy or issuer’s industry.

•

An attempt to identify securities of established companies believed to be undervalued and to have relatively high returns on capital, strong management committed to shareholder value and strong competitive positions within their industries.

•

Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager’s initial expectations about the security and might result in a decision to sell the security. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk	• Credit Risk	• Management Risk
• Equity Securities Risk	• Derivatives Risk	• Smaller Company Risk
• Non-U.S. Investment Risk	• Focused Investment Risk	• Turnover Risk
• Emerging Market Risk	• Leveraging Risk

OCC Opportunity Fund	Ticker Symbols:
POFIX (Inst. Class)
POADX (Admin. Class)

Principal Investments and Strategies
Investment Objective	Fund Focus	Approximate Primary
Seeks capital appreciation; no consideration is given to income	Smaller capitalization common stocks	Capitalization Range Less than $2 billion

	Average Number of Holdings 70-110	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio manager’s investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight relative to the Fund’s benchmark and may sell a stock when an alternative investment opportunity is deemed more attractive. The portfolio manager seeks to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Derivatives Risk	• Management Risk
• Issuer Risk	• Focused Investment Risk	• Non-U.S. Investment Risk

• Equity Securities Risk	• IPO Risk	• Smaller Company Risk
• Credit Risk	• Leveraging Risk	• Turnover Risk
• Currency Risk	• Liquidity Risk

OCC Renaissance Fund	Ticker Symbols:
PRNIX (Inst. Class)
PRAAX (Admin. Class)

Principal Investments and Strategies
Investment Objective	Fund Focus	Approximate Primary
Seeks long-term growth of capital and income	Undervalued stocks with improving business fundamentals	Capitalization Range All capitalizations

	Average Number of Holdings 50-100	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that the portfolio managers believe are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the portfolio managers consistent with their expectation of longer-term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers select stocks for the Fund using a “value” style. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book and price-to-cash-flow ratios. The portfolio managers analyze stocks and seek to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio managers may look to sell a stock when they believe that the company’s business fundamentals are weakening, when the stock’s valuation has become excessive or when an alternative investment opportunity is deemed more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (“REITs”).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Derivatives Risk	• Management Risk

• Issuer Risk	• Focused Investment Risk	• Non-U.S. Investment Risk

• Equity Securities Risk	• IPO Risk	• REIT Risk

• Credit Risk	• Leveraging Risk	• Smaller Company Risk

• Currency Risk	• Liquidity Risk	• Turnover Risk

OCC Target Fund	Ticker Symbols:
PFTIX (Inst. Class)
PTADX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks capital appreciation; no consideration is given to income	Fund Focus Medium capitalization common stocks	Approximate Primary Capitalization Range Between $1 billion and $10 billion

	Average Number of Holdings Up to 100	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of between $1 billion and $10 billion.

The portfolio managers select stocks for the Fund using a “growth” style. The portfolio managers seek to identify companies with well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Derivatives Risk	• Management Risk

• Issuer Risk	• Focused Investment Risk	• Non-U.S. Investment Risk

• Equity Securities Risk	• IPO Risk	• Smaller Company Risk

• Credit Risk	• Leveraging Risk	• Turnover Risk

• Currency Risk	• Liquidity Risk

OCC Value Fund	Ticker Symbols:
PDLIX (Inst. Class)
PVLAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued larger capitalization stocks with improving business fundamentals	Approximate Primary Capitalization Range More than $5 billion

	Approximate Number of Holdings 35–60	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in common stocks that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio manager selects stocks for the Fund using a “value” style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company’s business fundamentals are weakening or when the stock’s valuation has become excessive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may utilize foreign currency exchange contracts, options and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high quality fixed income securities, cash and cash equivalents. This would be inconsistent with the Fund’s investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Focused Investment Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

RCM Global Resources Fund	Ticker Symbols:
RGLIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies	Approximate Primary Capitalization Range All capitalizations

	Approximate Number of Holdings 25–75	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, wood products, paper products and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of  1/3 of its assets in non-U.S. securities and will invest in at least four countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Stock selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that he expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager makes use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including countries with developing or “emerging market” economies) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means it may invest in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk	• Currency Risk • Credit Risk	• Liquidity Risk • Management Risk

• Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Smaller Company Risk • Turnover Risk

RCM Global Small-Cap Fund	Ticker Symbols:
DGSCX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Smaller capitalization equity securities	Approximate Primary Capitalization Range Same as the MSCI World Small-Cap Index

	Approximate Number of Holdings 75–150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2006 would permit the Fund to maintain a weighted-average market capitalization ranging from $550 million to $2.2 billion. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector.

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Small-Cap Index is the Fund’s performance benchmark. The portfolio manager bases security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmark. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk	• Currency Risk	• Liquidity Risk
• Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Credit Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Management Risk • Smaller Company Risk • Turnover Risk

RCM International Growth Equity Fund	Ticker Symbols:
DRIEX (Inst. Class)
RAIAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of companies worldwide	Approximate Primary Capitalization Range All capitalizations

	Approximate Number of Holdings 50–115	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also invest up to 10% of its assets in U.S. companies. The Fund primarily invests in companies with market capitalizations in excess of $1 billion. No more than 5% of the Fund’s assets shall be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

In making investment decisions for the Fund, the portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio manager believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio manager may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI EAFE Index is the Fund’s primary performance benchmark. The portfolio manager bases security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmarks. The portfolio manager sells securities as he deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Currency Risk • Credit Risk • Derivatives Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Smaller Company Risk • Turnover Risk

RCM Large-Cap Growth Fund	Ticker Symbols:
DRLCX (Inst. Class)
DLGAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Large capitalization equity securities	Approximate Primary Capitalization Range $3 billion or more

	Average Number of Holdings 45-85	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $3 billion. The Fund may also invest 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 Index is the Fund’s performance benchmark. The portfolio managers base their security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmark. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

RCM Mid-Cap Fund	Ticker Symbols:
DRMCX (Inst. Class)
DRMAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Small to medium capitalization equity securities	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index

	Average Number of Holdings 85-125	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing 80% of its net assets (plus borrowings made for investment purposes) in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Midcap Growth Index (between $1.2 billion and $17.3 billion as of September 30, 2006). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in companies organized or headquartered in emerging markets countries). The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services and/or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Midcap Index is the Fund’s performance benchmark. The portfolio managers base their security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmark. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Focused Investment Risk • Liquidity Risk • Management Risk	• Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

RCM Small-Cap Growth Fund	Ticker Symbols:
ARCIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Smaller capitalization equity securities

Approximate Primary

Capitalization Range

Companies with market capitalizations at or below the highest market capitalization represented in either or both of the Russell 2000 Index and the S&P SmallCap 600 Index

	Average Number of Holdings 75-150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with smaller market capitalizations (which the portfolio managers currently define as companies with market capitalizations at or below the highest market capitalization of companies represented in either or both of the S&P SmallCap 600 Index ($3 billion as of September 30, 2006) and the Russell 2000 Index ($2.5 billion as of September 30, 2006). The Fund may invest up to 15% of its assets in non-U.S. securities, including emerging markets securities. The Fund may purchase securities in initial public offerings (IPOs). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

The portfolio managers seek to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Market Risk • Issuer Risk	• Derivatives Risk • Emerging Markets Risk	• Liquidity Risk • Management Risk

• Equity Securities Risk • Credit Risk • Currency Risk	• Focused Investment Risk • IPO Risk • Leveraging Risk	• Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

RCM Strategic Growth Fund	Ticker Symbols:
ANRIX (Inst. Class)
ANRAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks capital appreciation	Fund Focus Equity and equity-related securities and derivatives	Approximate Primary Capitalization Range All capitalizations with a focus on companies with capitalizations of $500 million or more

	Average Number of Holdings 40-150	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related securities of companies with market capitalizations of at least $500 million. As discussed below, the Fund expects to engage in derivative transactions, which may have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used.

The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging markets countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in high-growth areas such as technology or health care. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers attempt to exploit what they view as mispricing of the long-term growth prospects of companies by investing in stocks and employing derivatives strategies to maximize growth opportunities identified by the sub-adviser’s research analysts. The portfolio managers may also seek to exploit what they view as shorter-term market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow and/or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services and/or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In particular, the Fund intends to purchase call options on securities whose prices the portfolio managers believe will increase, and purchase and sell combinations of put and call options in an attempt to take advantage of stock price movements. The Fund may also employ additional strategies involving call and put options, futures and forward contracts, short sales, swap agreements and other derivative instruments with respect to securities, indices and other assets.

The Fund’s use of derivative instruments will often give rise to forms of leverage, which could have the effect of magnifying the Fund’s gains and losses. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio. Leveraging is a speculative technique, and there are special risks involved. To the extent that the Fund uses or incurs leverage, an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

RCM Technology Fund	Ticker Symbols:
DRGTX (Inst. Class)
DGTAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks long-term capital appreciation	Fund Focus Equity securities of U.S. and non- U.S. technology-related companies	Approximate Primary Capitalization Range Greater than $500 million

	Approximate Number of Holdings 30–120	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of technology companies. The Fund normally invests in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the U.S., other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund may invest a substantial portion of assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products, services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The NASDAQ Composite Index is the Fund’s primary performance benchmark. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund’s benchmarks. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest in a relatively small number of issuers, which may increase risk.

The portfolio managers develop forecasts of economic growth, inflation and interest rates that they use to help identity those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds, and may otherwise utilize short sales, foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may invest in equity linked securities.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Smaller Company Risk • Turnover Risk

PIMCO Money Market Fund	Ticker Symbols:
PMIXX (Inst. Class)
PMAXX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments	Credit Quality Minimum 95% of total assets rated Prime 1; ≤ 5% of total assets Prime 2

	Average Portfolio Maturity ≤90 days dollar-weighted average maturity	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Foreign (Non-U.S.) Investment Risk • Management Risk

PIMCO Short-Term Fund	Ticker Symbols:
PTSHX (Inst. Class)
PSFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments and short maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total asset below Baa

	Average Portfolio Duration ≤ 1 year	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Liquidity Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Low Duration Fund	Ticker Symbols:
PTLDX (Inst. Class)
PLDAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration 1–3 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Floating Income Fund	Ticker Symbols:
PFIIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Maximum current yield consistent with prudent investment management	Fund Focus Variable and floating-rate securities and their economic equivalents	Credit Quality Caa to Aaa; maximum 10% of total assets below B

	Average Portfolio Duration ≤ 1 year	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. The Fund may also invest in other Fixed Income Instruments. Variable and floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in securities of issuers that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Low Duration Fund II	Ticker Symbols:
PLDTX (Inst. Class)
PDFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity Fixed Income Instruments	Credit Quality A to Aaa

	Average Portfolio Duration 1-3 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Low Duration Fund III	Ticker Symbols:
PLDIX (Inst. Class)
PDRAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration 1-3 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a “Sudan-Related Issuer”). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO High Yield Fund	Ticker Symbols:
PHIYX (Inst. Class)
PHYAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Higher yielding fixed income securities	Credit Quality Caa to Aaa; minimum 80% of assets below Baa subject to maximum 5% of total assets rated Caa

	Average Portfolio Duration 2-6 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies from two to six years based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Moderate Duration Fund	Ticker Symbols:
PMDRX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Intermediate Government/Credit Bond Index, which as of June 30, 2007 was 3.67 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Total Return Fund	Ticker Symbols:
PTTRX (Inst. Class)
PTRAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2007 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Total Return Fund II	Ticker Symbols:
PMBIX (Inst. Class)
PRADX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity Fixed Income Instruments	Credit Quality Baa to Aaa
	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2007 was 4.70 years. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• • Liquidity Risk • Derivatives Risk • Mortgage Risk	• • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Total Return Fund III	Ticker Symbols:
PTSAX (Inst. Class)
PRFAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2007 was 4.70 years. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (a “Sudan-Related Issuer”). In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO GNMA Fund	Ticker Symbols:
PDMIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short to intermediate maturity mortgage-related fixed income securities	Credit Quality Baa to Aaa; maximum 10% of total assets below Aaa

	Average Portfolio Duration 1-7 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies from one to seven years based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities of issuers that are economically tied to emerging market countries.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Mortgage-Backed Securities Fund	Ticker Symbols:
PTRIX (Inst. Class)
PMTAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity mortgage-related Fixed Income Instruments	Credit Quality Baa to Aaa; maximum 10% of total assets below Aaa

	Average Portfolio Duration 1-7 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from one to seven years based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities of issuers that are economically tied to emerging market countries.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols:
PIGIX (Inst. Class)
PGCAX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration 3-7 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies from three to seven years based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Diversified Income Fund	Ticker Symbols:
PDIIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Investment grade corporate, high yield and emerging market Fixed Income Instruments	Credit Quality Maximum 10% below B

	Average Portfolio Duration 3-8 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies from three to eight years, based on PIMCO’s forecast for interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities of issuers that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Long-Term U.S. Government Fund	Ticker Symbols:
PGOVX (Inst. Class)
PLGBX (Admin. Class)

Principal Investments and Strategies

Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Long-term maturity fixed income securities	Credit Quality A to Aaa

	Average Portfolio Duration ≥8 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk	• Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Global Bond Fund (Unhedged)	Ticker Symbols:
PIGLX (Inst. Class)
PADMX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus U.S. and non-U.S. intermediate maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMogan Government Bond Indices Global FX New York Index Unhedged in USD, which as of June 30, 2007 was 6.16 years. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols:
PFORX (Inst. Class)
PFRAX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity hedged non-U.S. Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMogan Government Bond Indices Global ex-US Index Hedged in USD, which as of June 30, 2007 was 6.46 years. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk	• Liquidity Risk • Derivatives Risk	• Currency Risk • Issuer Non-Diversification Risk

• High Yield Risk • Market Risk • Issuer Risk	• Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Emerging Markets Bond Fund	Ticker Symbols:
PEBIX (Inst. Class)
PEBAX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Emerging market Fixed Income Instruments	Credit Quality Maximum 15% below B

	Average Portfolio Duration ≤ 8 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if the issuer or guarantor of the security has its headquarters in the country or if the currency of settlement of the security is a currency of the emerging market country. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols:
PGBIX (Inst. Class)
PGDAX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with preservation of capital	Fund Focus U.S. and hedged non-U.S. intermediate maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JP Morgan Government Bond Indices Global Index Hedged in USD, which as of June 30, 2007 was 6.16 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols:
PFUIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity non-U.S. Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD Index, which as of June 30, 2007 was 6.46 years. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Developing Local Markets Fund	Ticker Symbols:
PLMIX (Inst. Class)
N/A (Admin Class).

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries	Credit Quality Maximum 15% below B

	Average Portfolio Duration ≤ 8 years	Dividend Frequency Declared daily and distributed monthly

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or securities denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yieldand total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Real Return Fund	Ticker Symbols:
PRRIX (Inst. Class)
PARRX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2007 was 6.37 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbols:
PCRIX (Inst. Class)
PCRRX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration ≤ 10 years	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets.

CCM Emerging Companies Fund	Ticker Symbols:
PMCIX (Inst. Class)
PMGAX (Admin. Class)

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Tax Risk • Subsidiary Risk • Short Sale Risk

PIMCO Real Return Asset Fund	Ticker Symbols:
PRAIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum real return, consistent with prudent investment management	Fund Focus Inflation-indexed fixed income securities	Credit Quality B to Aaa; maximum 20% below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within four years (plus or minus) of the effective duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2007 was 11.81 years.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk	• Derivatives Risk • Commodity Risk • Mortgage Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk

• Market Risk • Issuer Risk • Liquidity Risk	• Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Management Risk • Short Sale Risk

PIMCO RealEstateRealReturn Strategy Fund	Ticker Symbols:
PRRSX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Collateral Fixed Income Duration ≤ 10 years	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Real Estate Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Short Duration Municipal Income Fund	Ticker Symbols:
PSDIX (Inst. Class)
PSDMX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital	Fund Focus Short to intermediate maturity municipal securities (exempt from federal income tax)	Credit Quality Baa to Aaa

	Average Portfolio Duration ≤ 3 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk • Management Risk	• • California State-Specific Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Short Sale Risk

PIMCO Municipal Bond Fund	Ticker Symbols:
PFMIX (Inst. Class)
PMNAX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax)	Credit Quality Ba to Aaa; maximum 10% below Baa

	Average Portfolio Duration 3-10 years	Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from three to ten years, based on PIMCO’s forecast for interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Leveraging Risk • Management Risk	• • California State-Specific Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Short Sale Risk

PIMCO Convertible Fund	Ticker Symbols:
PFCIX (Inst. Class)
PFCAX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Convertible securities	Credit Quality Max 20% below B

	Average Portfolio Duration N/A	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. In addition, the Fund may invest in common stock or in other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk • Short Sale Risk

PIMCO Fundamental IndexPLUS Fund	Ticker Symbols:
PFPIX (Inst. Class)
PFPAX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of the FTSE RAFI 1000 Index	Fund Focus Enhanced RAFI™ 1000 derivatives backed by a portfolio of short-term Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration ≤ 1 year	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI™ 1000”), backed by a portfolio of short-term Fixed Income Instruments. The Index and Enhanced RAFI™ 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI™ 1000 derivatives in addition to or in place of Enhanced RAFI™ 1000 stocks to attempt to equal or exceed the performance of the Index. The values of Enhanced RAFI™ 1000 derivatives closely track changes in the value of Enhanced RAFI™ 1000. However, Enhanced RAFI™ 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company’s annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI™ 1000 is a performance recalibrated version of the Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI™ 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI™ 1000 derivatives or Enhanced RAFI™ 1000 stocks even when Enhanced RAFI™ 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI™ 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI™ 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI™ 1000 derivatives by providing model portfolios of Enhanced RAFI™ 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Fund.

Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000.

Though the Fund does not normally invest directly in Enhanced RAFI™ 1000 securities, when Enhanced RAFI™ 1000 derivatives appear to be overvalued relative to Enhanced RAFI™ 1000, the Fund may invest all of its assets in a “basket” of

Enhanced RAFI™ 1000 stocks. In the alternative, the Fund may invest all of its assets in a “basket” of Index stocks. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both FTSE RAFI 1000 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of FTSE RAFI 1000 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk •	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Market Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbols:
PXTIX (Inst. Class)
PXTAX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of the FTSE RAFI 1000 Index	Fund Focus Enhanced RAFI™ 1000 derivatives backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI™ 1000”), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. The Index and Enhanced RAFI™ 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI™ 1000 derivatives in addition to or in place of Enhanced RAFI™ 1000 stocks to attempt to equal or exceed the performance of the Index. The values of Enhanced RAFI™ 1000 derivatives closely track changes in the value of Enhanced RAFI™ 1000. However, Enhanced RAFI™ 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, which includes accounting data found in a company’s annual report, selected from the constituents of a proprietary U.S. stock universe. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI™ 1000 is a performance recalibrated version of the Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI™ 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI™ 1000 derivatives or Enhanced RAFI™ 1000 stocks even when Enhanced RAFI™ 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI™ 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI™ 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI™ 1000 derivatives by providing model portfolios of Enhanced RAFI™ 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Fund. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000.

Though the Fund does not normally invest directly in Enhanced RAFI™ 1000 securities, when Enhanced RAFI™ 1000 derivatives appear to be overvalued relative to Enhanced RAFI™ 1000, the Fund may invest all of its assets in a “basket” of Enhanced RAFI™ 1000 stocks. In the alternative, the Fund may invest all of its assets in a “basket” of Index stocks. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both FTSE RAFI 1000 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of FTSE RAFI 1000 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Market Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO StocksPLUS Total Return Fund	Ticker Symbols:
PSPTX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk •	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Market Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO StocksPLUS TR Short Strategy Fund	Ticker Symbols:
PSTIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return through the implementation of short investment positions on the S&P 500	Fund Focus Short S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations. The Fund will generally realize gains only when the price of the Index is declining. When the Index is rising, the Fund will generally incur a loss. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest all of its assets in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund plans to purchase call options on Index futures contracts or on other similar Index derivatives, from time to time in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be short-term. However, a portion of the gains or losses from certain types of derivatives including futures contracts on broad based stock indexes in which the Fund may choose to invest will be treated as long-term gains or losses.

The Fund may use strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The Fund may do so in order to generate investment returns or to offset or defray the cost of purchasing call options on Index futures contracts or other similar Index derivatives. For example, the Fund may simultaneously purchase and sell identical or equivalent futures contracts or other instruments across two or more markets, in order to benefit from a discrepancy in their prices. Such strategies may involve high portfolio turnover and correspondingly greater transaction costs to the Fund, and may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates. Please see “Characteristics and Risks of Securities and Investment Techniques—Portfolio Turnover” for a discussion of the affect of portfolio turnover on Fund performance.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The combination of income and capital gains or losses derived from the Fixed Income Instruments serving as cover for the Fund’s short positions, coupled with the ability of the Fund to reduce or limit short exposure, as described above, may result in an imperfect inverse correlation between the performance of the Index and the performance of the Fund.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • •	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk •	• Emerging Market Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO StocksPLUS Municipal-Backed Fund	Ticker Symbols:
N/A (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of the S&P 500 on a tax-advantaged total return basis consistent with prudent investment management	Fund Focus S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	Credit Quality Baa to Aaa; maximum 10% Baa

	Average Collateral Fixed Income Duration 1-10 years	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of investment grade debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The Fund will invest under normal circumstances at least 80% of its assets in Municipal Bonds. Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the S&P 500 Index (the “Index”). The Fund uses Index derivatives in addition to or in place of stocks on the Index to attempt to equal or exceed the performance of the Index. The value of Index derivatives closely track changes in the value of the Index. However, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Municipal Bonds. The Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in Index derivatives or stocks that comprise the Index even when the Index is declining.

Though the Fund does not normally invest directly in securities that comprise the Index, when Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of stocks comprised in the Index. The Fund also may invest in exchange traded funds based on the Index, such as Standard & Poor’s Depositary Receipts. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Municipal Bonds. The Fund may invest only in investment grade securities that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund will limit its investments in securities rated Baa (or equivalent as described above) to a maximum of 10% of total assets.

To the extent not invested in equity securities, Index derivatives, or Municipal Bonds, the Fund may invest in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. The average portfolio duration of this Fund normally varies from one to ten years based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds and in comparison to equity index dividend levels. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks on the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Issuer Non-Diversification Risk • Leveraging Risk	• • Management Risk • California State-Specific Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Short Sale Risk

PIMCO StocksPLUS® Fund	Ticker Symbols:
PSTKX (Inst. Class)
PPLAX (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	Credit Quality B to Aaa; maximum 10% below Baa

	Average Portfolio Duration ≤ 1 year	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO European StocksPLUS TR Strategy Fund	Ticker Symbols:
PESIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus European equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Collateral Fixed Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in European equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the European Blue Chip 50 Index (Hedged USD) (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in European equities or European equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • European Concentration Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund	Ticker Symbols:
PEJIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Collateral Fixed Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the Morgan Stanley Capital International Far East (Ex-Japan), hedged to U.S. dollars, Index (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to approximate the performance of the Index. The value of Index derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in Far Eastern (excluding Japan) equities or Far Eastern (excluding Japan) equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries and may invest in emerging market equity securities up to the approximate weightings in the Fund’s index. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk •	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.)Investment Risk • Far Eastern Concentration Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO International StocksPLUS Strategy Fund (U.S. Dollar-Hedged)	Ticker Symbols:
PISIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Collateral Fixed Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe, Australasia, and Far East (“EAFE”) Net Dividend Index, hedged to U.S. dollars (the “Index”). The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Japanese StocksPLUS TR Strategy Fund	Ticker Symbols:
PJSIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Collateral Fixed Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Japanese equity derivatives, backed by a portfolio of Fixed Income Instruments. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund’s benchmark index is the MSCI Japan Index, hedged to U.S. dollars (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, equity derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Index is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in U.S. dollars on a hedged basis. These stocks are representative of Japanese companies that are available to investors worldwide. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in Japanese equities or Japanese equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The

Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk • Japanese Concentration Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Small Cap StocksPLUS TR Fund	Ticker Symbols:
PSCSX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks total return which exceeds that of the Russell 2000® Index	Fund Focus Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% below Baa

	Average Collateral Fixed Income Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the Russell 2000 Index by investing under normal circumstances substantially all of its assets in Russell 2000 Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses Russell 2000 Index derivatives in addition to or in place of Russell 2000 Index stocks to attempt to equal or exceed the performance of the Russell 2000 Index. The value of Russell 2000 Index derivatives closely track changes in the value of the index. However, Russell 2000 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of June 30, 2007, the duration of the Lehman Brothers Aggregate Bond Index was 4.70 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Russell 2000 Index is composed of 2,000 of the smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Fund seeks to remain invested in Russell 2000 Index derivatives or Russell 2000 Index stocks even when the Russell 2000 Index is declining.

Though the Fund does not normally invest directly in Russell 2000 Index securities, when Russell 2000 Index derivatives appear to be overvalued relative to the Russell 2000 Index, the Fund may invest all of its assets in a “basket” of Russell 2000 Index stocks. The Fund also may invest in exchange traded funds based on the Russell 2000 Index.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers that are economically tied to emerging market countries. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign (Non-U.S.)Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk • Short Sale Risk

PIMCO Extended Duration Fund	Ticker Symbols:
PEDIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Long-term maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Citigroup Strips Index, 20+ Year Sub-Index, which as of June 30, 2007 was 22.31 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.)Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

PIMCO Long Duration Total Return Fund	Ticker Symbols:
PEDIX (Inst. Class)
N/A (Admin. Class)

Principal Investments and Strategies
Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Long-term maturity Fixed Income Instruments	Credit Quality B to Aaa; maximum 10% of total assets below Baa

	Average Portfolio Duration See description below	Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Long Term Government Credit Index, which as of June 30, 2007 was 10.55 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.)Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Allianz Funds and PIMCO Funds Shareholders’ Guide

for Class A, B, C and R Shares

November 1, 2006 (as revised January 5, 2007)

This Guide relates to the mutual funds (each, a “Fund”) that are series of Allianz Funds (the “Allianz Trust”) and PIMCO Funds (the “PIMCO Trust” and, together with the Allianz Trust, the “Trusts”). Class A, B, C and R shares of the Allianz Trust and the PIMCO Trust are offered through separate prospectuses (each as from time to time revised or supplemented, a “Retail Prospectus”). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

Allianz Global Investors Distributors LLC distributes the Funds’ shares. You can call Allianz Global Investors Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the Allianz Trust and PIMCO Trust family. You can also visit our Web sites at www.allianzinvestors.com and www.pimcofunds.com.

How to Buy Shares

Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Trusts’ principal underwriter, Allianz Global Investors Distributors LLC (the “Distributor”) and through other firms which have dealer agreements with the Distributor (“participating brokers”) or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”). The Distributor is an affiliate of Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management”), the investment adviser and administrator to the Funds that are series of the Allianz Trust and a subsidiary of Allianz Global Investors of America L.P. (“Allianz”). The Distributor is also an affiliate of Pacific Investment Management Company LLC (“Pacific Investment Management Company”), the investment adviser and administrator to the Funds that are series of the PIMCO Trust, and also a subsidiary of Allianz. Allianz Global Fund Management and Pacific Investment Management Company are each referred to herein as an “Adviser.”

Purchases Through Your Financial Advisor:

You may purchase Class A, Class B or Class C shares through a financial advisor.

Purchases By Mail:

Investors who wish to invest in Class A, Class B or Class C shares by mail may send a completed application form along with a check payable to Allianz Global Investors Distributors LLC, to the Distributor at:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

(The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments as it does not have access to the information necessary to assess your financial situation). All shareholders who establish accounts by mail will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Distributions” in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Distributor reserves the right to require payment by wire or official U.S. bank check. The Distributor generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Purchases By Telephone

You may elect to purchase shares after enrolling in Fund Link (see “Allianz Trust and PIMCO Trust Fund Link” below) you can purchase fund shares over the phone. To initiate such purchases, call 1-800-426-0107.

Purchasing Class R Shares

Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Trusts, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor.

Subsequent Purchases of Shares

Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the Allianz Trust and PIMCO Trust Auto-Invest plan, the Allianz Trust and PIMCO Trust Auto-Exchange plan, tax-qualified programs and PIMCO Trust Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase in any Fund is $100. All payments should be made payable to Allianz Global Investors Distributors LLC and should clearly indicate the shareholder’s account number. Checks should be mailed to the address above under “Purchase by Mail.”

Unavailable or Restricted Funds

Class A, B, C and R shares of the NFJ Small-Cap Value Fund are not available to new investors, Class B shares of the All Asset All Authority, Floating Income, Foreign Bond (Unhedged), Investment Grade Corporate Bond and Short Duration Municipal Income Funds and Class B and Class C shares of the California Intermediate Municipal Bond and New York Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future. This Guide will be revised or supplemented when these restrictions change.

On Purchasing Shares

Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”), (ii) on a contingent deferred basis in the case of Class B shares (the “deferred sales charge alternative”) or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the “asset based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge (“CDSC”). See “Alternative Purchase Arrangements.” Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans that have an agreement with Pacific Investment Management Company, Allianz Global Fund Management or the Distributor, received by the Distributor or the relevant transfer agent prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Minimum Purchase Amounts

Except for purchases through the Allianz Trust and PIMCO Trust Auto-Invest plan, the Allianz Trust and PIMCO Trust Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Alternative Purchase Arrangements—Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class B or Class C shares of any Fund is $5,000, with a minimum additional investment of $100 per Fund, and there is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Tax-Qualified Specified Benefit and Other Plans

The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Internal Revenue Code of 1986, as amended (the “Code”). The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This form of account is available to employees of certain non-profit organizations.

In this Guide, a “Plan Investor” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan and specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or Allianz Global Fund Management to utilize Class R shares in certain investment products or programs, or other benefit plan specified as such by the Distributor. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account or a Coverdell Education Savings Account.

The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Specified Benefit Account Minimums” below.
Note for Plan Investors. For Plan Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Specified Benefit Account Minimums” below.

Allianz Trust and PIMCO Trust Auto-Invest

The Allianz Trust and PIMCO Trust Auto-Invest plan provides for periodic investments into the shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the Allianz Trust and PIMCO Trust Auto-Invest plan is $2,500 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the Allianz Trust and PIMCO Trust Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of Allianz Trust and PIMCO Trust Auto-Invest may be limited for certain Funds and/or share classes at the discretion of the Distributor.

Registered Representatives’ Investments

Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.

Allianz Trust and PIMCO Trust Auto-Exchange

The Allianz Trust and PIMCO Trust Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $2,500 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

Further information regarding the Allianz Trust and PIMCO Trust Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of Allianz Trust and PIMCO Trust Auto-Exchange Plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see “Exchange Privilege.”

Allianz Trust and PIMCO Trust Fund Link

Allianz Trust and PIMCO Trust Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the “Transfer Agent”), the Funds’ transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See “Signature Guarantee” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds’ signature guarantee requirements.

Account Registration Changes

Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund’s administrator) will automatically be deducted from accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except that for Uniform Gift to Minors, IRA, Roth IRA, non-omnibus Plan Investor accounts, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR-SEP IRAs, Auto-Invest and Auto-Exchange accounts, the fee will be deducted from Fund accounts with balances below $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder’s Fund accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, is at least $50,000. No fee will be charged on Plan Investors or Class R shares held through omnibus accounts. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. No small account fee will be charged to employee and employee-related accounts of Allianz Global Fund Management and/or, in the discretion of Allianz Global Fund Management, its affiliates.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests of at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the applicable Fund’s administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in Funds of the Allianz Trust and PIMCO Trust exceeds $50,000.

Transfer on Death Registration

The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).

Specified Benefit Account Information

Specified Benefit Account Minimums

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment
IRA	$2,500 per Fund	$50 per Fund
Roth IRA	$2,500 per Fund	$50 per Fund
SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$50 per Fund/per participant
SEP IRA established after March 31, 2004	$2,500 per Fund/per participant	$50 per Fund/per participant
SIMPLE IRA*	$50 per Fund/per participant	$50 per Fund/per participant
SAR-SEP IRA*	$50 per Fund/per participant	$50 per Fund/per participant
403(b)(7) custodial account plan established on or before March 31, 2004.	$50 per Fund/per participant	$50 per Fund/per participant
403(b)(7) custodial account plan established after March 31, 2004.	$2,500 per Fund/per participant	$50 per Fund/per participant
Plan Investors held through omnibus accounts-
Plan Level	$0	$0
Participant Level	$0	$0
Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004.	$50 per Fund	$50 per Fund
Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004.	$2,500 per Fund	$50 per Fund

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.

Alternative Purchase Arrangements

The Funds offer investors Class A, Class B, Class C and Class R shares in the applicable Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares, and are available only to Class R Eligible Plans. Through separate prospectuses, certain of the Funds currently offer up to four additional classes of shares in the United States: Class D, Advisor Class, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Advisor Class shares are offered primarily through broker-dealers and other intermediaries. Similar to Class R shares, Class D, Advisor Class, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Advisor Class, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. Certain Funds may, but currently do not, offer up to two additional classes of shares only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Advisor Class, Institutional Class, Administrative Class, Class J and Class K shares) or the Distributor at 1-800-426-0107 (for Class D shares).

The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries who sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See “Class A Deferred Sales Charge” below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, StocksPLUS® Total Return, Total Return and Total Return Mortgage Funds purchased on or after October 1, 2004 will convert into Class A shares after the shares have been held for five years. Class B shares of series of the PIMCO Trust purchased on or before December 31, 2001 and Class B shares of series of the Allianz Trust and series of the PIMCO Trust not listed above purchased after September 30, 2004 convert into Class A shares after the shares have been held for seven years. Class B shares of series of the Allianz Trust and PIMCO Trust purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See “Deferred Sales Charge Alternative—Class B Shares” below. Class B shares are not available for purchase by Plan Investors or by SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts. Traditional and Roth IRAs may invest in Class B shares.

Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term and StocksPLUS® Funds may only be (i) acquired through the exchange of Class B shares of other Funds; or (ii) purchased by persons who held Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term or StocksPLUS® Funds at the close of business on September 30, 2004. If you redeem all Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term and StocksPLUS® Funds in your account, you cannot purchase new Class B shares thereafter (although you may still acquire Class B shares of these Funds through exchange). The Funds may waive this restriction for certain specified benefit plans that were invested in Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term or StocksPLUS® Funds at the close of business on September 30, 2004.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, NACM Global, NACM International, NACM Pacific Rim, NFJ International Value, RCM Healthcare, RCM Global Resources, RCM Global Small-Cap, RCM Technology and RCM International Growth Equity Funds) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See “Asset Based Sales Charge Alternative—Class C Shares” below.

Class R. Only Class R Eligible Plans may purchase Class R shares. Class R shares might be preferred by a Class R Eligible Plan intending to invest retirement plan assets held through omnibus accounts, which does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares.

In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.

The maximum purchase of Class B shares of a Fund in a single purchase is $49,999. The maximum purchase of Class C shares of a Fund in a single purchase is $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds). If an investor intends to purchase Class B or Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $49,999 for Class B shares or $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds) for Class C shares or (ii) for one fund in a series of transactions and the aggregate purchase amount will exceed $49,999 for Class B shares or $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds) for Class C shares, then in either such event the investor should consider whether purchasing another share class is in the investor’s best interests. The Funds may refuse any order to purchase shares.

For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see “Distributor and Distribution and Servicing Plans” below.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:

(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code) that occurs after the purchase of Class A or Class C shares;

(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;

(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;

(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

(vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan;

(vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, Allianz, Allianz Global Fund Management or Pacific Investment Management Company;

(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus;

(ix) involuntary redemptions caused by operation of law;

(x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases;

(xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;

(xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;

(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor;

(xv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); or

(xvi) a redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases:

(i) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older;

(ii) involuntary redemptions caused by operation of law;

(iii) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(iv) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and further provided the death or disability occurs after the purchase of the shares;

(v) up to 10% per year of the value of a Fund account which (a) has a value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan (See “How to Redeem—Automatic Withdrawal Plan”); and

(vi) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund’s prospectus.

The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

Exempt Transactions; No CDSCs or Payments to Brokers

Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•

A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•

A redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

•	Transactions described under clause (A) of Note 4 to the tables in the subsection “Initial Sales Charge Alternative—Class A Shares.”

Initial Sales Charge Alternative—Class A Shares

Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under “Class A Deferred Sales Charge,” certain investors that purchase $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

Initial Sales Charge — Class A Shares

CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, Allianz Global Investors Multi-Style, CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NACM Emerging Markets Opportunities, NACM Flex-Cap Value, NACM Global, NACM Growth, NACM International, NACM Pacific Rim, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Core Equity, OCC Renaissance, OCC Value, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target, RCM Biotechnology, RCM Global Resources, RCM Global Small-Cap, RCM Healthcare, RCM International Growth Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Strategic Growth, RCM Technology Funds.

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	5.82%		5.50%		4.75%
$50,000 - $99,999	4.71%		4.50%		4.00%
$100,000 - 249,999	3.63%		3.50%		3.00%
$250,000 - $499,999	2.56%		2.50%		2.00%
$500,000 - $999,999	2.04%		2.00%		1.75%
$1,000,000 +	0.00	%(1)	0.00	%(1)	0.00	%(2)

All Asset, All Asset All Authority, Diversified Income, Developing Local Markets, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Fundamental IndexPLUS™ TR, Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, International StocksPLUS® TR Strategy (Unhedged), Investment Grade Corporate Bond, Long-Term U.S. Government, Small Cap StocksPLUS® TR, StocksPLUS® Total Return, StocksPLUS® TR Short Strategy, Total Return and Total Return Mortgage Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	3.90%		3.75%		3.25%
$100,000 - $249,999	3.36%		3.25%		2.75%
$250,000 - $499,999	2.30%		2.25%		2.00%
$500,000 - $999,999	1.78%		1.75%		1.50%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.00	%(3)

California Intermediate Municipal Bond, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Real Return and StocksPLUS® Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	3.09%		3.00%		2.50%
$100,000 - $249,999	2.04%		2.00%		1.75%
$250,000 - $499,999	1.52%		1.50%		1.25%
$500,000 - $999,999	1.27%		1.25%		1.00%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.00	%(3)

Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	2.30%		2.25%		2.00%
$100,000 - $249,999	1.27%		1.25%		1.00%
$250,000+	0.00	%(1)	0.00	%(1)	0.00	%(4)

**	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

1.	As shown, investors that purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the California Short Duration Municipal Income, Floating Income, Short Duration Municipal Income and Short-Term Funds and 0.75% in the case of the Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

2.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000. These payments are not made in connection with sales to employer-sponsored plans.

3.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the Money Market Fund (for which no payment is made), in each case according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. These payments are not made in connection with sales to employer-sponsored plans.

4.	(A) The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor’s practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the California Short Duration Municipal Income, Floating Income, Short Duration Municipal Income and Short-Term Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% (0.20% effective January 1, 2005 until March 31, 2007 (renewable on an annual basis until cancelled)), on all outstanding Class A shares of the Short Duration Municipal Income and Short-Term Funds, even if purchased before January 1, 2005) of the net asset value of such shares for so long as such shares are outstanding, as described below under “Participating Brokers.” These payments are not made in connection with sales to employer-sponsored plans.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).

A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds (as defined below) into a single purchase. In addition, a

Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor. An Eligible Fund is a Fund (other than the Money Market Fund) that offers Class A shares.

The term “Qualifying Investor” refers to:

(i)	an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii)	an employee benefit plan of a single employer

*For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

For example, the following illustrates the operation of the Right of Accumulation:

If a shareholder owned Class A shares of the OCC Equity Premium Strategy Fund with a current net asset value of $10,000, Class B shares of the RCM Technology Fund with a current net asset value of $5,000 and Class C shares of the OCC Target Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the OCC Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the OCC Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the Money Market Fund). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration Fund, Short Term Fund, and Short Duration Municipal Income Fund, for which the maximum intended investment amount is $100,000).

Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds (which does not include the Money Market Fund) under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Eligible Fund, you and your spouse each purchase Class A shares of the OCC Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Eligible Funds to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the California Intermediate Municipal Bond, California Short Duration Municipal Income, CommodityRealReturn Strategy, Floating Income, High Yield Municipal, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Low Duration, Money Market, Municipal Bond, New York Municipal Bond, RealEstateRealReturn Strategy, Short Duration Municipal Bond, Short-Term and StocksPLUS® Funds).

A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Net Asset Value is Determined” in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to

(i) current or retired officers, trustees, directors or employees of either Trust, Allianz, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;

(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, Allianz Global Fund Management or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;

(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;

(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, Allianz Global Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs or in particular situations;

(vi) accounts for which the company that serves as trustee or custodian either (a) is affiliated with Allianz Global Fund Management or Pacific Investment Management Company or (b) has a specific agreement to that effect with the Distributor; and

(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” above.

The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. In many cases, neither the Trusts, the Distributor nor the transfer agents will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the California Short Duration Municipal Income, Floating Income, Low Duration, Money Market, Short Duration Municipal Income and Short-Term Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds described above under “Initial Sales Charge—Class A Shares” will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the California Short Duration Municipal Income, Floating Income, Short Duration Municipal Income and Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.

For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares which will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

The Class A CDSC does not apply to Class A shares of the Money Market Fund. However, if Class A shares of this Fund are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($249,999 or more in the case of the California Short Duration Municipal Income, Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.20% effective January 1, 2005 until March 31, 2007 (renewable on an annual basis until cancelled), on all outstanding Class A shares of the Short Duration Municipal Income and Short-Term Funds, even if the shares were purchased before January 1, 2005) of the net asset value of such shares.

Deferred Sales Charge Alternative—Class B Shares

Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor’s purchase payment will be invested in shares of the Fund(s) selected.

Calculation of CDSC on Shares Purchased On or Before December 31, 2001. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The manner of calculating the CDSC on Class B shares purchased after December 31, 2001 differs and is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.

Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See “Exchange Privilege” below. Class B shares are not available for purchase by employer sponsored retirement plans.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Class B shares of the All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, StocksPLUS® Total Return, Total Return and Total Return Mortgage Funds purchased prior to October 1, 2004 and all other series of PIMCO Trust and each series of Allianz Trust purchased at any time are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0	*

*	After the seventh year, Class B shares of the series of the PIMCO Trust purchased on or before December 31, 2001 and Class B shares of series of the Allianz Trust and series of the PIMCO Trust not listed above purchased after September 30, 2004 convert into Class A shares as described below. Class B shares of the series of the Allianz Trust and PIMCO Trust purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the eighth year.

Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, StocksPLUS® Total Return, Total Return and Total Return Mortgage Funds purchased on or after October 1, 2004 are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	3.50
Second	2.75
Third	2.00
Fourth	1.25
Fifth	0.50
Sixth and thereafter	0*

*

After the fifth year, Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, StocksPLUS® Total Return, Total Return and Total Return Mortgage Funds purchased on or after October 1, 2004 will convert into Class A shares.

In determining whether a CDSC is payable on shares purchased on or before December 31, 2001, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example will illustrate the operation of the Class B CDSC on shares purchased on or before December 31, 2001:

Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder’s account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of the All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, StocksPLUS® Total Return, Total Return and Total Return Mortgage Funds purchased on or after October 1, 2004 automatically convert into Class A shares after they have been held for five years (seven years for Class B shares purchased on or before December 31, 2001 and eight years for Class B shares purchased after December 31, 2001 but before September 30, 2004). Class B shares of each series of the Allianz Trust and the series of the PIMCO Trust not listed above automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004).

For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds (except in the case of the All Asset Fund, Diversified Income Fund, Emerging Markets Bond Fund, Foreign Bond (U.S. Dollar-Hedged) Fund, Global Bond (U.S. Dollar-Hedged) Fund, GNMA Fund, High Yield Fund, Long-Term U.S. Government Fund, StocksPLUS® Total Return Fund, Total Return Fund and Total Return Mortgage Fund, for which such payments will be at the rate of 3.00% of the purchase amount). For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.20% effective January 1, 2005 until March 31, 2007 (renewable on an annual basis until cancelled), on all outstanding Class B shares of the Short-Term Fund, even if the shares were purchased before January 1, 2005) of the net asset value of such shares. Financial intermediaries that receive distribution and/or servicing fees may in turn pay and/or reimburse all or a portion of those fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

The Class B CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements —Waiver of Contingent Deferred Sales Charges.” For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Calculation of CDSC on Shares Purchased After December 31, 2001. The manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001 differs from that described above.

Under the new calculation method, for shares purchased after December 31, 2001, the following rules apply:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either the shareholder’s original purchase price or the then current net asset value of the shares being sold, whichever is lower.

•	CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from amounts remaining in the shareholder’s account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example illustrates the operation of the Class B CDSC on Class B shares purchased after December 31, 2001:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

For investors investing in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. In addition, Class B shares that are received in an exchange will convert into Class A shares at the same time as the original shares would have converted into Class A shares. For example, Class B shares of the Allianz Trust received in an exchange for Class B shares of the PIMCO Trust purchased on or after October 1, 2004, will convert into Class A shares after the fifth year. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a “Distributed Share”) will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

Asset Based Sales Charge Alternative—Class C Shares

Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First*	1
Thereafter	0

*

Shares of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, NACM Emerging Markets Opportunities, NACM Global, NACM International, NACM Pacific Rim, NFJ International Value, RCM Healthcare, RCM Global Resources, RCM Global Small-Cap, RCM Technology and RCM International Growth Equity Funds are subject to the Class C CDSC for the first eighteen months after purchase.

Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

The manner of calculating the CDSC on Class C shares is the same as that of Class B shares purchased after December 31, 2001, as described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds, except the Floating Income, Low Duration, Money Market, Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS® Funds. For the Low Duration, Municipal Bond, Real Return and StocksPLUS® Funds, the Distributor expects to make payments of 0.75% (representing 0.50% distribution fees and 0.25% service fees); for the Floating Income Fund, the Distributor expects to make payments of 0.55% (representing 0.30% distribution fees and 0.25% service fees); and for the Short Duration Municipal Income and Short-Term Funds, the Distributor expects to make payments, effective January 1, 2005 until March 31, 2007 (renewable on an annual basis until cancelled), of 0.50% (representing 0.30% distribution fees and 0.20% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

In addition, after the time of shareholder purchase for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

Fund	Annual Service Fee*	Annual Distribution Fee*	Total
Low Duration, Real Return, Municipal Bond and StocksPLUS® Funds	0.25%	0.45%	0.70%
Short-Term and Short Duration Municipal Income Funds	0.20%**	0.25%	0.45%
Floating Income Fund	0.25%	0.25%	0.50%
Money Market Fund	0.10%	0.00%	0.10%
CommodityRealReturn Strategy, Developing Local Markets, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged, RealEstateRealReturn Strategy, NACM Global, NACM Pacific Rim, RCM Global Resources, RCM Global Small-Cap, RCM Healthcare, RCM Technology and RCM International Growth Equity Funds	0.25%	0.75%	1.00%
All other Funds	0.25%	0.65%	0.90%

*	Paid with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

**	Effective January 1, 2005 until March 31, 2007 (renewable on an annual basis until cancelled) on all outstanding Class C shares of the Short Duration Municipal Income and Short-Term Funds, even if the shares were purchased before that date.

The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

No Sales Charge Alternative – Class R Shares

Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include specified benefit plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase (up to 0.45% effective January 1, 2005 until March 31, 2007 (renewable on an annual basis until cancelled), on all outstanding Class R shares of the Short-Term Fund, representing up to 0.25% distribution fees and up to 0.20% servicing fees).

Information For All Share Classes

Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts’ transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

The Distributor, the Funds’ administrators and their affiliates may make payments to financial intermediaries (such as brokers or third party administrators) for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The actual services provided, and the payments made for such services, vary from firm to firm. For these services, the Distributor, an administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) at an annual rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, an administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trusts’ transfer agents for providing similar services to other accounts. The Distributor and the Funds’ administrators do not audit the financial intermediaries to determine whether such intermediary is providing the services for which they are receiving such payments.

In addition, the Distributor, the Funds’ administrators and their affiliates may from time to time pay additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial intermediaries’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of either Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Distributor, the Funds’ administrators and their affiliates.

The additional payments described above are made from the Distributor’s or administrator’s (or their affiliates’) own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments may be made to financial intermediaries selected by the Distributor, the administrators or their affiliates, generally to the financial intermediaries that have sold significant amounts of shares of the Funds. The level of payments made to a financial intermediary in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial intermediary and (b) 0.06% of the assets attributable to that financial intermediary invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor, the administrators and their affiliates may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination is not known. In some cases, in addition to the payments described above, the Distributor, the administrators and their affiliates will make payments for special events such as a conference or seminar sponsored by one of such financial intermediaries.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

Wholesale representatives of the Distributor, the administrators and their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial intermediaries that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Advisers and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.

This Guide and the Retail Prospectuses should be read in connection with financial intermediaries’ material regarding their fees and services.

The sales charges and payments discussed in this Guide are subject to change by means of a new or supplemented Prospectus or Shareholders’ Guide. Unless otherwise noted, a change to a sales charge will not apply to shares purchased prior to the effective date of the change.

Exchange Privilege

Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” under the section “How to Redeem” below), except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund, except with respect to exchanges effected through the Trusts’ Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).

The Trusts reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of an Adviser or a Fund’s Sub-Adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Although the Trusts have no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares which would incur the lowest CDSC if such shares were being redeemed rather than exchanged.

Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve month CDSC period received in exchange for Class C shares that have an eighteen month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months).

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

Investors may also select the Allianz Trust and PIMCO Trust Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Allianz Trust and PIMCO Trust Auto-Exchange” above.

Abusive Trading Practices

The Trusts encourage shareholders to invest in the Funds as part of a long-term investment strategy and discourage excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trusts will not always be able to detect market timing or other abusive trading activity, investors should not assume that each Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trusts’ Boards of Trustees have adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of a Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of a Fund and its shareholders.

The Trusts seek to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trusts impose redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. The purpose of redemption fees is to deter excessive, short-term trading and other abusive trading practices and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trusts seek to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities.

Third, the Trusts seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trusts and the Advisers each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trusts or of the Advisers, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trusts may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trusts and their service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trusts will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund because the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

How to Redeem

Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or Allianz Trust and PIMCO Trust Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

A CDSC may apply to a redemption of Class A, Class B or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC and the Redemption Fee. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

Other than an applicable CDSC or Redemption Fee (see the subsection “Redemption Fees” below), a shareholder will not pay any special fees or charges to the Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through their broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption

A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “How to Buy Shares—Signature Guarantee”;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)	any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified specified benefit plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See “How to Buy Shares—Signature Guarantee.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See “How to Buy Shares—Signature Guarantee.” See “How to Buy Shares—Allianz Trust and PIMCO Trust Fund Link” for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

Allianz Trust and PIMCO Trust Automated Telephone System

Allianz Trust and PIMCO Trust Automated Telephone System (“ATS”) is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder’s bank account with the Fund to pay for these purchases.

Exchanging Shares. With the Allianz Trust and PIMCO Trust Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder’s Fund Link Account to another Allianz Trust or PIMCO Trust account the shareholder has already established by calling 1-800-223-2413. Please refer to “Exchange Privilege” for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details.

Plan participants must process their transactions through their plan administrator, and may not use ATS.

Expedited Wire Transfer Redemptions

If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC or Redemption Fee). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to seven days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See “How to Buy Shares—Signature Guarantee.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

Certificated Shares

To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “How to Buy Shares—Signature Guarantee.” Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.”

Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemption Fees

As set forth in the relevant Prospectuses, investors in Class A, Class B, Class C and Class R shares of the Funds are subject to a redemption fee, equal to 2.00% of the net asset value of the shares redeemed or exchanged (based upon the total redemption proceeds after any applicable deferred sales charges), on redemptions and exchanges made by the investor within a certain number of days after the shares’ acquisition (whether by purchase or exchange) (the “Redemption Fee”).

The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee. A new holding period begins with each acquisition of shares through a purchase or exchange.

Fund	Holding Period
California Short Duration Municipal Income, Floating Income, GNMA, Low Duration, Real Return, Short Duration Municipal Income, Short-Term, Total Return, Total Return Mortgage, Allianz Global Investors Multi-Style, CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NACM Flex-Cap Value, NACM Growth, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, OCC Core Equity, OCC Renaissance, OCC Value, OCC Equity Premium Strategy, OCC Growth, OCC Opportunity, OCC Target, RCM Large-Cap Growth, RCM Strategic Growth and RCM Mid-Cap Funds	7 days

All Asset, All Asset All Authority, California Intermediate Municipal Bond, CommodityRealReturn Strategy, Developing Local Markets, Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Fundamental IndexPLUS™ TR, Global Bond (U.S. Dollar-Hedged), High Yield, High Yield Municipal Bond, Investment Grade Corporate Bond, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond, RealEstateRealReturn Strategy, Small Cap StocksPLUS®, StocksPLUS®, StocksPLUS® Total Return, StocksPLUS® TR Short Strategy, NACM Emerging Markets Opportunities, NACM Global, NACM International, NACM Pacific Rim, NFJ International Value, RCM Biotechnology, RCM Global Resources, RCM Global Small-Cap, RCM Healthcare, RCM Technology and RCM International Growth Equity Funds	30 days

International StocksPLUS® TR Strategy (Unhedged) and International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) Funds	60 days

In cases where redeeming shareholders hold shares acquired on different dates, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a 30-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Advisers, a Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. There is no assurance that the use of Redemption Fees will be successful in this regard. See, for example, “Limitations on the Assessment of Redemption Fees” below.

Limitations on the Assessment of Redemption Fees. The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through omnibus accounts at financial intermediaries (for example, brokers, dealers, banks, or other entities that hold fund shares in nominee name, insurance companies that sponsor registered separate accounts organized as unit investment trusts, master-feeder funds, and certain fund-of-funds arrangements or, in the case of employee benefit plans, the plan administrators or plan recordkeepers) that currently do not have the capability to assess and collect the Redemption Fee or that have not agreed to provide the information necessary for the Funds to assess and collect the Redemption Fee on such shareholders. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Generally, the use of omnibus accounts is more prevalent in the case of Class R shares of the Funds, as compared to other share classes of the Funds. Due to these limitations on the assessment of the Redemption Fee, the Trusts’ use of Redemption Fees may not successfully reduce or eliminate excessive short-term trading in shares of Funds of the Trusts or fully insulate Fund shareholders from associated costs or other dilution of the value of Fund shares.

Waivers of Redemption Fees. In the following situations, the Trusts have elected not to impose the Redemption Fee: (i) redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions; (ii) certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans; (iii) redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly; (iv) redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program, as part of a systematic withdrawal plan or a minimum required distribution; (v) involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees; (vi) redemptions and exchanges effected by other mutual funds that are sponsored by Allianz Global Fund Management or its affiliates; and (vii) otherwise as the Advisers or the Trusts may determine in their sole discretion.

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing redemption fees, as discussed above).

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trusts may eliminate or modify the waivers enumerated above at any time, in their sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions In Kind

Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Allianz Funds and PIMCO Funds

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902-6896

1-800-426-0107

PART C. OTHER INFORMATION

Item 23.	Exhibits.

The letter of each exhibit relates to the exhibit designation in Form N-1A:

(a)	(1)	Form of Second Amendment and Restated Agreement and Declaration of Trust (2).

	(2)	Third Amended and Restated Agreement and Declaration of Trust (44).

	(3)	Fourth Amended and Restated Agreement and Declaration of Trust, dated as of September 9, 2005 (46).

	(4)	Fifth Amended and Restated Agreement and Declaration of Trust, dated as of July 16, 2007 (61).

(b)	(1)	Form of Amended and Restated Bylaws (19).

	(2)	Amended and Restated Bylaws, dated as of September 26, 2002 (30).

	(3)	Second Amended and Restated Bylaws of Allianz Funds (44).

	(4)	Third Amended and Restated Bylaws, dated as of June 2, 2005 (46).

	(5)	Fourth Amended and Restated Bylaws, dated as of December 30, 2005 (49).

	(6)	Fifth Amended and Restated Bylaws, dated March 9, 2006 (50).

(c)	(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

	(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws (30).

(d)	(1)	(i)	Form of Amended and Restated Investment Advisory Agreement dated as of May 5, 2000 (19).

		(ii)	Addendum to Investment Advisory Agreement to add the NFJ International Value Fund (44).

		(iii)	Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

		(iv)	Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

		(v)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund (26).

		(vi)	Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund (28).

		(vii)	Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).

		(viii)	Form of Addendum to Investment Advisory Agreement to add the Multi-Discipline Portfolio (35).

		(ix)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Europe Fund (38).

		(x)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (41).

		(xi)	Form of Addendum to Investment Advisory Agreement to add the PIMCO NACM International Core Fund (40).

		(xii)	Addendum to Investment Advisory Agreement to add the Allianz OCC Core Equity Fund (44).

		(xiii)	Form of Addendum to Investment Advisory Agreement to add the Allianz RCM Small-Cap Growth Fund (47).

		(xiv)	Form of Addendum to Investment Advisory Agreement to add the Allianz RCM Strategic Growth Fund (50).

		(xv)	Form of Addendum to Investment Advisory Agreement to add the Allianz NACM Emerging Markets Opportunities, Allianz NFJ Mid-Cap Value and Allianz OCC International Equity Funds (53).

		(xvi)	Form of Addendum to Investment Advisory Agreement to add the Allianz NACM Income & Growth Fund (57).

		(xvii)	Form of Addendum to Investment Advisory Agreement to add the Allianz NACM Mid-Cap Growth Fund (60).

		(xviii)	Form of Addendum to Investment Advisory Agreement to add the Allianz OCC Small-Cap Value Fund, to be filed by amendment.

(2)	(i)	Form of Portfolio Management Agreement with NFJ Investment Group (19).

	(ii)	Form of Portfolio Management Agreement with Cadence Capital Management (19).

	(iii)	Portfolio Management Agreement with Parametric Portfolio Associates (24).

(iv)	Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

(v)	Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

(vi)	Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).

(vii)	Form of Portfolio Management Agreement with Pacific Investment Management Company LLC (35).

(viii)	Portfolio Management Agreement with PIMCO Equity Advisors LLC (42).

(ix)	Portfolio Management Agreement with Oppenheimer Capital LLC (44).

(x)	Form of Novation of Portfolio Management Agreement with NFJ Investment Group (30).

(xi)	Form of Novation of Portfolio Management Agreement with Cadence Capital Management (30).

(xii)	Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates (30).

(xiii)	Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).

(xiv)	Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).

(xv)	Form of Novation of Portfolio Management Agreement with Nicholas-Applegate Capital Management (30).

(xvi)	Form of Addendum to Portfolio Management Agreement with PIMCO Equity Advisors (35).

(xvii)	Form of Addendum to Portfolio Management Agreement with NFJ Investment Group (35).

(xviii)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (35).

(xix)	Form of Addendum to Portfolio Management Agreement with Nicholas Applegate Capital Management (35).

(xx)	Form of Portfolio Management Agreement with Parametric Portfolio Associates (35).

(xxi)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (38).

(xxii)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (39).

(xxiii)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management (40).

(xxix)	Addendum to Portfolio Management Agreement with NFJ Investment Group to add the NFJ International Value Fund (44).

(xxx)	Form of Addendum to Portfolio Management Agreement with RCM Capital Management LLC to add the Allianz RCM Small-Cap Growth Fund (47).

(xxxi)	Form of Addendum to Portfolio Management Agreement with RCM Capital Management LLC to add the Allianz RCM Strategic Growth Fund (50).

(xxxii)	Form of Addendum to Portfolio Management Agreement with Oppenheimer Capital LLC to add the Allianz OCC International Equity Fund (53).

(xxxiii)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management LLC to add the Allianz NACM Emerging Markets Opportunities Fund (54).

(xxxiv)	Form of Addendum to Portfolio Management Agreement with NFJ Investment Group to add the Allianz NFJ Mid-Cap Value Fund (55).

(xxxv)	Form of Novation of Portfolio Management Agreement between Allianz Global Investors Fund Management LLC, PEA Capital LLC and Oppenheimer Capital LLC (56).

(xxxvi)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management LLC to add the Allianz NACM Income & Growth Fund (57).

(xxxvii)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management LLC to add the Allianz NACM Mid-Cap Growth Fund (60).

(xxxviii)	Form of Addendum to Portfolio Management Agreement with Oppenheimer Capital LLC to add the Allianz OCC Small-Cap Value Fund, to be filed by amendment.

(e)	(1)	Form of Amended and Restated Distribution Contract (31).

(2)	Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced
Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds
(33).

	(3)	Form of Supplement to Distribution Contract to add PIMCO Multi-Discipline Portfolio (35).

	(4)	Form of Supplement to Distribution Contract to add PIMCO RCM Europe Fund (38).

	(5)	Supplement to Distribution Contract to add PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (41).

	(6)	Form of Supplement to Distribution Contract to add PIMCO NACM International Core Fund (40).

	(7)	Supplement to Distribution Contract to add OCC Core Equity and NFJ International Value Funds (44).

	(8)	Form of Dealer Agreement (21).

	(9)	Form of Supplement to Distribution Contract to add the Allianz RCM Small-Cap Growth Fund (47).

	(10)	Form of Supplement to Distribution Contract to add the Allianz RCM Strategic Growth Fund (50).

	(11)	Form of Supplement to Distribution Contract to add the Allianz NACM Emerging Markets Opportunities, Allianz NFJ Mid-Cap Value and Allianz OCC International Equity Funds (53).

	(12)	Form of Supplement to the Distribution Contract to add the Allianz NACM Income & Growth Fund (57).

	(13)	Form of Supplement to Distribution Contract to add the Allianz NACM Mid-Cap Growth Fund (60).

	(14)	Form of Supplement to Distribution Contract to add the Allianz OCC Small-Cap Value Fund, to be filed by amendment.

(f)		Not Applicable.

(g)	(1)	Form of Custody and Investment Accounting Agreement dated January 1, 2000 with State Street Bank & Trust Company (19).

	(2)	Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

(h)	(1)	Form of Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (19).

(i) Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001 (26).

(ii) Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

(iii) Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2002 (31).

(iv) Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2003 (37).

	(2)	Amended and Restated Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC dated March 7, 2003 (34).

(i) Updated Schedule to Administration Agreement (35).

(ii) Form of Updated Schedule to Administration Agreement (38).

(iii) Form of Updated Schedule to Administration Agreement (40).

(iv) Updated Schedule to Administration Agreement (41).

	(3)	[Reserved]

	(4)	[Reserved]

	(5)	Form of Agency Agreement and Addenda (1).

	(6)	Form of Addendum to Agency Agreement (4).

	(7)	Form of Assignment of Agency Agreement (4).

	(8)	Form of Addendum to Agency Agreement (6).

	(9)	(i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

(ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999 (19).

(a) Amendment Number Two to the Transfer Agency and Series Agreement with First Data Investor Services Group, Inc. (24).

(iii) Form of Transfer Agency and Services Agreement with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

	(10)	Form of Service Plan for Institutional Services Shares (6).

	(11)	Form of Administrative Services Plan for Administrative Class Shares (4).

	(12)	Amended and Restated Administrative Services Plan for Administrative Class Shares (43).

	(13)	Form of Securities Lending Authorization Agreement with State Street Bank and Trust Company (29).

	(14)	Securities Lending Agency Agreement with Dresdner Bank AG (44).

	(15)	Form of Administration Agreement between the Trust and PIMCO Funds Advisors LLC (30).

	(16)	Amended and Restated Administration Agreement (44).

(i) Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of January 2006 (47).

(ii) Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of April 1, 2006 (50).

(iii) Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) (53).

(iv) Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of February 28, 2007 (58).

(v) Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of June 27, 2007 (60).

(vi) Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of [ ], 2007, to be filed by amendment.

	(17)	Form of Sub-Administration Agreement between Allianz Global Investors Fund Management LLC and State Street Bank & Trust Company (45).

(i)		Opinion and Consent of Counsel (6).

(j)		Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)		Not Applicable.

(l)		Initial Capital Agreement (6).

(m)	(1)	Form of Distribution and Servicing Plan (Class A) (4).

	(2)	Form of Distribution and Servicing Plan (Class B) (4).

	(3)	Form of Distribution and Servicing Plan (Class C) (4).

	(4)	Form of Distribution Plan for Administrative Class Shares (4).

	(5)	Amended and Restated Distribution Plan for Administrative Class Shares (43).

	(6)	Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(16).

	(7)	Form of Distribution and Servicing Plan for Class R shares (32).

(n)	(1)	Form of Amended and Restated Multi-Class Plan (21).

	(2)	Amended and Restated Multi-Class Plan dated September 19, 2001 (25).

	(3)	Second Amended and Restated Multi-Class Plan dated December 5, 2002 (32).

	(4)	Third Amended and Restated Multi-Class Plan dated October 7, 2003 (41).

	(5)	Fourth Amended and Restated Multi-Class Plan dated September 8, 2004 (42).

(p)	(1)	Amended and Restated Code of Ethics of the Registrant (55).

	(2)	Code of Ethics of Allianz Global Investors of America L.P., Allianz Global Investors Fund Management LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., OpCap Advisors LLC and PEA Capital LLC (52).

	(3)	Code of Ethics of Pacific Investment Management Company LLC (35).

	(4)	Code of Ethics of Dresdner RCM Global Investors LLC (26).

	(5)	Code of Ethics of PIMCO Funds Distributors LLC (19).

	(6)	Code of Ethics of Cadence Capital Management LLC (52).

(q)	(1)	Powers of Attorney and Certificate of Secretary (1).

	(2)	Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5).

	(3)	Power of Attorney for Theodore J. Coburn (27).

	(4)	Power of Attorney for David C. Flattum (42).

	(5)	Power of Attorney for E. Philip Cannon (43).

	(6)	Power of Attorney for Donald P. Carter (43).

	(7)	Power of Attorney for Theodore J. Coburn (43).

	(8)	Power of Attorney for Gary A. Childress (43).

	(9)	Power of Attorney for John P. Hardaway (43).

	(10)	Power of Attorney for E. Blake Moore (43).

	(11)	Power of Attorney for W. Bryant Stooks (43).

	(12)	Power of Attorney for Gerald M. Thorne (43).

	(13)	Power of Attorney for Brian S. Shlissel (45).

	(14)	Power of Attorney for F. Ford Drummond, Udo Frank, James S. MacLeod, Davey S. Scoon, Edward E. Sheridan and James W. Zug (48).

	(15)	Power of Attorney for John C. Maney (59).

1.	Incorporated by reference from Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2.	Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3.	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4.	Incorporated by reference from Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5.	Incorporated by reference from Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6.	Incorporated by reference from Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7.	Incorporated by reference from Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8.	Incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9.	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10.	Incorporated by reference from Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11.	Incorporated by reference from Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12.	Incorporated by reference from Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13.	Incorporated by reference from Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14.	Incorporated by reference from Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15.	Incorporated by reference from Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16.	Incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17.	Incorporated by reference from Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.	Not Applicable.

19.	Incorporated by reference from Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20.	Incorporated by reference from Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22.	Incorporated by reference from Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23.	Incorporated by reference from Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24.	Incorporated by reference from Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25.	Incorporated by reference from Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26.	Incorporated by reference from Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27.	Incorporated by reference from Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28.	Incorporated by reference from Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29.	Incorporated by reference from Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

30.	Incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

31.	Incorporated by reference from Post-Effective Amendment No. 81 under the Investment Company Act to the Trust’s Registration Statement on Form N-1A (File No. 811-6161), as filed on December 16, 2002.

32.	Incorporated by reference from Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

33.	Incorporated by reference from Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

34.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-106248), as filed on June 18, 2003.

35.	Incorporated by reference from Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 28, 2003.

36.	Incorporated by reference from Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2003.

37.	Incorporated by reference from Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 15, 2003.

38.	Incorporated by reference from Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 16, 2004.

39.	Incorporated by reference from Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 16, 2004.

40.	Incorporated by reference from Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 16, 2004.

41.	Incorporated by reference from Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on September 1, 2004.

42.	Incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2004.

43.	Incorporated by reference from Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 14, 2005.

44.	Incorporated by reference from Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2005.

45.	Incorporated by reference from Post-Effective Amendment No. 105 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2005.

46.	Incorporated by reference from Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 10, 2005.

47.	Incorporated by reference from Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2005.

48.	Incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 5, 2006.

49.	Incorporated by reference from Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 9, 2006.

50.	Incorporated by reference from Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2006.

51.	Incorporated by reference from Post-Effective Amendment No. 115 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2006.

52.	Incorporated by reference from Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 23, 2006.

53.	Incorporated by reference from Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 2006.

54.	Incorporated by reference from Post-Effective Amendment No. 121 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 7, 2006.

55.	Incorporated by reference from Post-Effective Amendment No. 122 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 21, 2006.

56.	Incorporated by reference from Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2006.

57.	Incorporated by reference from Post-Effective Amendment No. 125 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 13, 2006.

58.	Incorporated by reference from Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on February 26, 2007.

59.	Incorporated by reference from Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 13, 2007.

60.	Incorporated by reference from Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 27, 2007.

61.	Incorporated by reference from Post-Effective Amendment No. 129 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 9, 2007.

Item 24.	Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 25.	Indemnification

Reference is made to Article VIII, Section 1, of the Registrant’s Fifth Amended and Restated Agreement and Declaration of Trust, which is filed herewith.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Fifth Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Trust’s Investment Adviser and Portfolio Managers.

Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.

Allianz Global Investors Fund Management LLC

Name	Position with Advisor	Other Affiliations

E. Blake Moore, Jr.	Management Board	Managing Director and Chief Executive Officer, Allianz Global Investors Distributors LLC; Allianz Global Investors Management Accounts LLC; and Allianz Global Investors U.S. Retail LLC.

Bruce Koepfgen	Management Board	Managing Director, Allianz Global Investors NY Holdings LLC; Deputy Chief Executive Officer, Allianz Global Investors U.S. Equities LLC; Managing Director and CEO, OpCap Advisors LLC and Oppenheimer Capital LLC.

Udo Frank	Management Board	Managing Director, Chief Executive Officer, RCM Capital Management LLC; Managing Director and CEO, Allianz Global Investors U.S. Equities LLC.

Marna C. Whittington	Management Board	Managing Director, Chief Executive Officer, Executive Committee, Nicholas-Applegate Capital Management LLC; Chief Executive Officer, Nicholas-Applegate Securities LLC.

Andrew J. Meyers	Managing Director and Chief Operating Officer	Executive Vice President, Allianz global Investors Advertising Agency Inc.; Managing Director, Chief Operating Officer-U.S. Retail, Allianz Global Investors Distributors LLC; Chief Operating Officer, Allianz Global Investors U.S. Retail LLC. Management Board and Chief Operating Officer, OpCap Advisors LLC.

John C. Maney	Executive Vice President and Chief Financial Officer	Executive Vice President and Chief Financial Officer, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors U.S. Retail LLC, Allianz Global Investors of America LLC. Allianz Hedge Fund Partners Holding L.P. and Allianz-Pac Life Partners LLC; Chief Financial Officer, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., Allianz Hedge Fund Partners L.P., Allianz Hedge Fund Partners Inc., Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc. Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, and PIMCO Global Advisors (Resources) Limited; Executive Vice President and Chief Financial Officer, PIMCO Japan Ltd StocksPLUS Management, Inc.; Chief Financial Officer, Vision Holdings LLC

William V. Healey	Executive Vice President, Chief Legal Officer and Secretary

Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Retail LLC, OpCap Advisors LLC and Executive Vice President and Chief Legal Officer – Retail, Allianz Global Investors of America L.P.

Brian S. Shlissel	Executive Vice President and Chief Fund Administrator	Executive Vice President, OpCap Advisors LLC.

Larry A. Altadonna	Senior Vice President	Senior Vice President, OpCap Advisors LLC.

Derek Hayes	Senior Vice President	Senior Vice President, Allianz Global Investors Distributors LLC.

Thomas J. Fuccillo	Senior Vice President	Senior Vice President, Allianz Global Investors of America L.P.

Kevin F. Murphy	Vice President, Chief Compliance Officer	Vice President, Allianz Global Investors of America L.P.

Vinh T. Nguyen	Senior Vice President and Treasurer	Treasurer, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, and PIMCO Global Advisors LLC and Vision Holdings LLC; Senior Vice President and Treasurer, Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Equities LLC, OpCap Advisors LLC and Oppenheimer Capital LLC; Controller, PIMCO Canada Holding LLC, PIMCO Canada Management Inc. and StocksPLUS Management, Inc.; Vice President and Controller, Oppenheimer Group, Inc., PIMCO Australia Pty Ltd, PIMCO Europe Limited, PIMCO Global Advisors (Resources) Limited and PIMCO Japan Ltd.

Colleen Martin	Senior Vice President and Controller	None

Kellie E. Davidson	Assistant Secretary

Assistant Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America, LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and Vision Holdings LLC

Cindy Colombo	Vice President	Vice President, Retirement Plans, Allianz Global Investors Distributors LLC.

Scott Whisten	Vice President	None

Richard J. Lavery	Vice President	None

Manuel Madero	Assistant Vice President	None

Daisy S. Ramraj-Singh	Assistant Vice President	None

Lydia Lawrence	Assistant Vice President	None

Cadence Capital Management 265 Franklin Street, 11th Floor Boston, MA 02110

Name	Position with Advisor	Other Affiliations

David B. Breed	Managing Director	Management Board Member, Cadence MD LLC

William B. Bannick	Managing Director, CIO	Management Board Member, Vice President, CCM Holding LLC; Management Board Member, Cadence MD LLC

Robert L. Fitzpatrick	Managing Director	Management Board Member, Cadence MD LLC

Bart J. O’Connor	Managing Director	Management Board Member, Cadence MD LLC

Michael J. Skillman	Managing Director, CEO	Management Board Member, Chief Executive Officer, CCM Holding LLC; Management Board Member, Chief Executive Officer, Cadence MD LLC

Heather K. Mellem	Chief Compliance Officer, General Counsel, Secretary	Secretary, CCM Holding LLC

NFJ Investment Group L.P. 2100 Ross Avenue, Suite 700 Dallas, TX 75201

Name	Position with Advisor	Other Affiliations

Benno J. Fischer	Managing Director	Managing Director NFJ Management Inc.

John L. Johnson	Managing Director	Managing Director NFJ Management Inc.

Jack C. Najork	Managing Director	Managing Director NFJ Management Inc.

Paul A. Magnuson	Managing Director	Managing Director Executive Director, NFJ Management Inc.

Jeffrey S. Partenheimer	Managing Director	Managing Director NFJ Management Inc.

Barbara Claussen	Managing Director	Chief Operatng Officer, Executive Director, NFJ Management Inc.

Patti Almanza	Chief Compliance Officer	Chief Compliance Officer, NFJ Management Inc.

John C. Maney	Chief Financial Officer	See Allianz Global Investors Fund Management LLC

Vinh T. Nguyen	Treasurer	See Allianz Global Investors Fund Management LLC

Lyun Spang	Chief Legal Officer and Secretary	Senior Vice President, Allianz Global Investors of America L.P., Chief Legal Officer and Secretary, Allianz Hedge Fund Partners Holding L.P., Secretary, NFJ Management Inc.

RCM Capital Management LLC Four Embacadero Center San Francisco, CA 94111

Name	Position with Portfolio Manager	Other Affiliations

Udo Frank	Chairman of the Board, Chief Executive Officer (CEO) and Managing Director	See Allianz Global Investors Fund Management LLC

Robert Goldstein	Chief Operating Officer, General Counsel (COO) and Managing Director	Member of Board of Directors of Caywood-Scholl Capital Management LLC

Peter Anderson	Chief Investment Officer (CIO) and Managing Director	None

Christopher Alders	Head of Sales, Marketing and Consultant Relations	None

Greg Siemons	Chief Compliance Officer	None

Nicholas-Applegate Capital Management LLC 600 West Broadway San Diego, CA 92101

Name	Position with Portfolio Manager	Other Affiliations
Information relating to Nicholas-Applegate Capital Management LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

Oppenheimer Capital LLC 1345 Avenue of the Americas, 49th Floor New York, NY 10105- 4800

Name	Position with Portfolio Manager	Other Affiliations

Information relating to Oppenheimer Capital LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The address of Allianz Global Investors of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of Allianz Global Investors Distributors LLC is 1345 Avenue of the Americas, New York, NY 10105.

Item 27.	Principal Underwriters.

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of PIMCO Funds. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the Registrant’s Adviser.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
E. Blake Moore, Jr.	Managing Director and Chief Executive Officer	President
Andrew J. Meyers	Managing Director, Chief Operating Officer - US Retail	Vice-President
Brian Jacobs	Managing Director, Co-Head of Sales	None
James K. Patrick IV	Managing Director, Co-Head of Sales	None
John C. Maney	Chief Financial Officer	None
William V. Healey	Executive Vice President, Chief Legal Officer and Secretary	Assistant Secretary
Richard Kirk	Senior Vice President, Associate General Counsel	Assistant Secretary
Vinh T. Nguyen	Senior Vice President and Treasurer	None
John Rotondi	Vice President and Chief Compliance Officer	None
Deborah Brennan	Vice President, Compliance Officer	None
Colleen Martin	Senior Vice President and Controller	None
Kellier E. Davison	Assistant Secretary	None
Phil Neugebauer	Managing Director, Head of Marketing - US Retail	None
Erik M. Aarts	Senior Vice President, Portfolio Specialist - PIMCO	None
Kristina S. Hooper	Senior Vice President, Portfolio Specialist - Equities	None
Eugene Smith	Senior Vice President, Design Director	None
Cathy Smith	Senior Vice President, Communications Director	None
Michael T. Allen	Vice President	None
Wendy Berge	Vice President	None
Lesley Cotten	Vice President, Senior Marketing Writer	None
Daniel D. Daly	Vice President, Director, On Line Marketing	None
Megan L. Frank	Vice President, Director Public Relations	None
Glen Zimmerman	Vice President, Sr. Marketing Manager	None
James T. Hartnett	Vice President	None
Matthew A. Koth	Vice President	None
Jeremy Leber	Vice President	None
John F. Moxon	Vice President	None
Renee W. Hui	Assistant Vice President	None
Derek Hayes	Senior Vice President	None
Isabella Albanese	Vice President	None
Cindy Colombo	Vice President, Retirement Plans	None
Sean Harry	Vice President	None
Steve Howell	Vice President	None
Malcolm F. Bishopp	Managing Director, Director of Variable Annuities	None
Timothy J. Higgins	Senior Vice President	None
Martin Burke	Senior Vice President, Divisional Sales Manager	None
Christoph Hofmann	Senior Vice President	None
William Lynch	Senior Vice President, Divisional Sales Manager	None
Jay S. Rosoff	Senior Vice President, Divisional Sales Manager	None
Stephen M. Rudman	Senior Vice President, Divisional Sales Manager	None
William H. Thomas, Jr.	Senior Vice President, National Sales Manager	None
Nick Willett	Senior Vice President, Divisional Sales Manager	None
Colin C. Aymond	Senior Vice President	None
Lee D. Beck	Senior Vice President	None
Robert B. Beel	Senior Vice President	None
Mike Brannan	Senior Vice President	None
Matt Brown	Senior Vice President	None
Fred Bruce	Senior Vice President	None
Martin J. Burke	Senior Vice President	None
Ira W. Cox	Senior Vice President	None
Eric D. Downing	Senior Vice President	None
Jon Fessel	Senior Vice President	None
Joe Gengo	Senior Vice President	None
Ron Gray	Senior Vice President	None
JoAnn Ham	Senior Vice President	None
Ned Hammond	Senior Vice President	None
Jonathan C. Hart	Senior Vice President	None
John Hussey	Senior Vice President	None
Jefferey G. Klepacki	Senior Vice President	None
Matthew T. Kobata	Senior Vice President	None
Leslie S. Kravetzky	Senior Vice President	None
Andrew G. Laing	Senior Vice President	None
Stephen Laut	Senior Vice President	None
Robert J. Lewis	Senior Vice President	None
Ann H. McAdams	Senior Vice President	None
Peter J. McCarthy	Senior Vice President	None
Joseph T. McMenamin	Senior Vice President	None
Wayne Meyer	Senior Vice President	None
R. Lee Milburn	Senior Vice President	None
Fiora Moyer	Senior Vice President	None
Gregory J. Murphy	Senior Vice President	None
Paul R. Nickodemus	Senior Vice President	None
Ryne A. Nishimi	Senior Vice President	None
Kelly Orr	Senior Vice President	None
Gregory S. Parker	Senior Vice President	None
Joffrey Pearlman	Senior Vice President	None
Glynne Pisapia	Senior Vice President	None
Steven B. Plump	Senior Vice President	None
Joni H. Rheingold	Senior Vice President	None
Kiley Rotelli	Senior Vice President	None
Scott Rose	Senior Vice President	None
Shahid S. Saigol	Senior Vice President	None
Thomas H. Scanlan	Senior Vice President	None
R. Marty Smith	Senior Vice President	None
Fred Teceno	Senior Vice President	None
Mark G. Thomas	Senior Vice President	None
Barrie L. Tiedemann Jr.	Senior Vice President	None
William T. Toner	Senior Vice President	None
Richard Triolo	Senior Vice President	None
Paul Troyer	Senior Vice President	None
Scott Whitehouse	Senior Vice President	None
Arthur J. Awe	Vice President	None
Bryce B. Bulman	Vice President	None
Christopher A. Casenhiser	Vice President	None
Paul DeNicolo	Vice President	None
Mike Gallagher	Vice President	None
Dan Hally	Vice President	None
John A. Harrington	Vice President	None
Chris Horan	Vice President	None
Teresa Jettelson	Vice President, Internal Sales	None
Dustin Kanode	Vice President	None
Brooke Leahy	Vice President, National Account Manager	None
Andy Maloney	Vice President	None
George Murphy	Vice President	None
Kerry A. Murphy	Vice President	None
Jeffrey P. Nizzardo	Vice President	None
Ralph A. Peluso	Vice President	None
Tiffani A. Potesta	Vice President	None
Peter M. Prinstein	Vice President	None
Jennifer Quigley	Vice President	None
Frank J. Riccio	Vice President	None
Matthew Saunders	Vice President	None
John Stergiou	Vice President, Internal Sales	None
Kathleen C. Thompson	Vice President, National Accounts Manager	None
Brenda C. Warkow	Vice President	None
Justin R. Wingate	Vice President	None

* Principal business address for all individuals listed is 1345 Avenue of the Americas, New York, NY 10105 or 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.	Location of Accounts and Records.

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.	Management Services.

Not Applicable.

Item 30.	Undertakings.

Not Applicable.

NOTICE

A copy of the Agreement and Declaration of Allianz Funds (the “Trust”), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 130 (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 31st day of August, 2007.

ALLIANZ FUNDS

By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 130 has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date
/s/ E. Blake Moore, Jr. E. Blake Moore, Jr.	President and Chief Executive Officer	August 31, 2007

/s/ Brian S. Shlissel* Brian S. Shlissel	Treasurer and Principal Financial and Accounting Officer	August 31, 2007

/s/ Gary A. Childress* Gary A. Childress	Trustee	August 31, 2007

/s/ Theodore J. Coburn* Theodore J. Coburn	Trustee	August 31, 2007

/s/ F. Ford Drummond* F. Ford Drummond	Trustee	August 31, 2007

/s/ Udo Frank* Udo Frank	Trustee	August 31, 2007

/s/ James S. MacLeod* James S. MacLeod	Trustee	August 31, 2007

/s/ John C. Maney* John C. Maney	Trustee	August 31, 2007

/s/ W. Bryant Stooks* W. Bryant Stooks	Trustee	August 31, 2007

/s/ Gerald M. Thorne* Gerald M. Thorne	Trustee	August 31, 2007

/s/ Davey S. Scoon* Davey S. Scoon	Trustee	August 31, 2007

/s/ Edward E. Sheridan* Edward E. Sheridan	Trustee	August 31, 2007

/s/ James W. Zug* James W. Zug	Trustee	August 31, 2007

* By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr.
Attorney-In-Fact
Date: August 31, 2007